UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104511
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 36	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 728	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2016 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM [C] (formerly known as The Best of America Exclusive Venue Annuity®)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2016.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2016), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 60. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Eaton Vance Variable Trust
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust

•	Guggenheim Variable Fund
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	Lazard Retirement Series, Inc.
•	Lord Abbett Series Fund, Inc.
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Mutual Fund and Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	VanEck VIP Trust
•	Wells Fargo Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Guaranteed Term Options.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the GTOs and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Interest Anniversary Rate – The compound interest rate used in the calculation of the interest anniversary value for the Combination Enhanced Death Benefit III Option.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (assessed as an annual percentage of Daily Net Assets)[4]
Variable Account Charge	1.60%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option	0.20% [5]
Total Variable Account Charges (including this option only)	1.80%
One-Month Enhanced Death Benefit Option (only available until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.20%
Total Variable Account Charges (including this option only)	1.80%
Combination Enhanced Death Benefit III Option Charge (available beginning January 12, 2015, or the date of state approval (whichever is later))	0.65% [6]
Total Variable Account Charges (including this option only)	2.25%
Combination Enhanced Death Benefit II Option (only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later))	0.65% [7]
Total Variable Account Charges (including this option only)	2.25%
Combination Enhanced Death Benefit Option (no longer available for purchase)	0.30% [8]
Total Variable Account Charges (including this option only)	1.90%
Spousal Protection Annuity Option	0.20% [9]
Total Variable Account Charges (including this option only)	1.80%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.95%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option (no longer available for purchase)	0.50% [11]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.60%
Combination Enhanced Death Benefit III Option	0.65%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.30%

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee
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[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Guaranteed Term Options.
[5]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[6]	The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.
[7]	The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[8]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[9]	For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2015, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.40%	3.15%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.30%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.15%)	$677	$1,996	$3,268	$6,257	*	$1,996	$3,268	$6,257	$677	$1,996	$3,268	$6,257
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$389	$1,179	$1,986	$4,086	*	$1,179	$1,986	$4,086	$389	$1,179	$1,986	$4,086
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase
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payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Variable Account Charge
Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.60% of the Daily Net Assets. The Variable Account Charge compensates Nationwide for expenses incurred in the day-to-day business of distributing, issuing, and maintaining annuity contracts. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Month Enhanced Death Benefit II Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
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•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.
•	For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), the Combination Enhanced Death Benefit III Option is available for contracts with Annuitants age 70 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.65% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract. For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax
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Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. These obligations may include certain death benefits as described in this prospectus. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
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Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. Purchase payments may be submitted by mail or by electronic deposit (ex. through Automated Clearing House (ACH) or electronic wires). Withdrawal requests may be submitted by mail or fax. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.5% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
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Amount of Payments Nationwide Receives
For the year ended December 31, 2015, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make mutual fund service fee payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
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Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Variable Account Charge
Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.60% of the Daily Net Assets. The Variable Account Charge compensates Nationwide for expenses incurred in the day-to-day business of distributing, issuing, and maintaining annuity contracts. Nationwide may realize a profit from this charge.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner’s Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
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•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts with applications signed before June 1, 2016, the Interest Anniversary Rate is 5%.
For contracts with applications signed on or after June 1, 2016, the Interest Anniversary Rate is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate, the application must be signed within the time period disclosed in the applicable Rate Sheet Supplement. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-104511).
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The following is an example of how the interest anniversary value will not exceed 200% of purchase payments. Assume a contract owner purchases a contract in 2015 for $100,000. In the year 2029, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$125,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$197,993
If the annuitant dies in 2029, the death benefit would be $197,993.
However if the annuitant dies the next year, the death benefit would be $200,000 instead of $207,893 (calculation: 105% x $197,993) since the interest anniversary value is limited to 200% of the initial purchase payment of $100,000.
Following is an example of how a surrender would impact the death benefit calculation. In the year 2024, the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$120,000
Highest Contract Anniversary Contract Value:	$150,000
Interest Anniversary Rate in effect when the contract was issued	5%
Interest anniversary value:	$155,133
In 2024, the contract owner takes a partial surrender of $40,000. After the surrender, the highest Contract Anniversary Contract Value is $100,000 (calculation: $150,000 - $40,000/$120,000 x $150,000) and the interest anniversary value is $103,422 (calculation: $155,133 - $40,000/$120,000 x $155,133). After the date of the withdrawal, the interest anniversary value is limited to $133,333 (calculation: 200% x ($100,000 - $40,000/$120,000 x $100,000).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit II Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit II Option is an annualized rate of 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to
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each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for purchase.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Once elected, the Spousal Protection Annuity Option is irrevocable. If an applicant elects the Spousal Protection
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Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Annuity Option terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Annuity Option may not apply if certain changes to the parties or assignments are made to the contract. Further, not only will the Contract Owner not receive the benefit associated with the Spousal Protection Annuity Option if certain changes to the parties to the contract or assignments are made, but he/she must continue to pay any applicable charge for the life of the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Annuity Option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the GTOs will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable
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benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
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Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is no longer available for election. For contracts that already elected the CPP Option, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. For the list of investment options available under this benefit, see Income Benefit Investment Options. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The investment options shown in Income Benefit Investment Options are the only investment options available while the CPP Option is elected.
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Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the Capital Preservation Plus Option. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. By
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electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown are available for election.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	Custom Portfolio Asset Rebalancing Service - Aggressive
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Aggressive
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Note: Some of the investment options listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated investment options may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Funds for more information regarding investment option designations and availability.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.95%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.60%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.95% will have a lower unit value than Sub-Account X with charges of 1.60% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
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Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Joint Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still
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continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the GTOs and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.60% to 3.30% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit transfers to the Fixed Account and to limit the number of transfers from the GTOs to the Sub-Accounts to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the GTO at any time. Nationwide reserves the right to limit transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the GTOs to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
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Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	any outstanding loan balance plus accrued interest
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Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit or, if elected, an optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
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(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
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If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject
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to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
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•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
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Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the standard CPP Option may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the enhanced CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Option. Termination is effective on the date the termination request is received at the Service Center in good order.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. This option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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Combination Enhanced Death Benefit III Option
For contracts issued on or after January 12, 2015, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit III Option. The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the interest anniversary value.
The interest anniversary value is equal to purchase payments, accumulated at the Interest Anniversary Rate until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
For contracts with applications signed before June 1, 2016, the Interest Anniversary Rate is 5%.
For contracts with applications signed on or after June 1, 2016, the Interest Anniversary Rate is disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Interest Anniversary Rate that is applicable during certain periods of time. In order to receive the applicable Interest Anniversary Rate, the application must be signed within the time period disclosed in the applicable Rate Sheet Supplement. Interest Anniversary Rates applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Interest Anniversary Rate at any time; however, Nationwide will not change the Interest Anniversary Rate for contracts once issued. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-104511).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	The interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
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B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit II Option
For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), for an additional charge at an annualized rate of 0.65% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the additional charge for the Combination Enhanced Death Benefit II Option is an annualized rate of 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit II Option is only available until January 11, 2015, or the date of state approval of the Combination Enhanced Death Benefit III Option (whichever is later).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
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		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option is no longer available for purchase.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
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The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service is not available after annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
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Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.60% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
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If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class
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certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-104511
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management LLC
Investment Objective:	To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
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BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
62

Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
63

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation, with preservation of capital as an important consideration.
64

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide growth of capital.
65

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund (formerly, Huntington VA Funds - Huntington VA Situs Fund)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
66

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: FF
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
67

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
68

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
69

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Boston Advisors, LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
70

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
71

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Morgan Stanley Investment Management Inc; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
72

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman, Inc.
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
73

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
74

VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Effective May 1, 2012 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (formerly, Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2)
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Fargo Asset Management
Investment Objective:	Seeks long-term capital appreciation.
75

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.60%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2015 (the maximum Variable Account charge of 3.30%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.444881	11.115346	-2.88%	114,023
2014	11.161427	11.444881	2.54%	117,717
2013	10.133644	11.161427	10.14%	90,399
2012*	10.000000	10.133644	1.34%	23,909
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	24.046675	23.999508	-0.20%	0
2014	22.360320	24.046675	7.54%	0
2013	16.883353	22.360320	32.44%	0
2012	14.634801	16.883353	15.36%	0
2011	14.021132	14.634801	4.38%	0
2010	12.632195	14.021132	11.00%	0
2009	10.666981	12.632195	18.42%	342
2008	18.279472	10.666981	-41.65%	342
2007	17.717215	18.279472	3.17%	333
2006	15.390535	17.717215	15.12%	333
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	34.289647	31.819727	-7.20%	96,305
2014	31.985756	34.289647	7.20%	100,680
2013	23.617220	31.985756	35.43%	84,555
2012	20.260226	23.617220	16.57%	41,193
2011	22.531759	20.260226	-10.08%	26,713
2010	18.088254	22.531759	24.57%	14,898
2009	12.885652	18.088254	40.38%	681
2008	20.381388	12.885652	-36.78%	211
2007	20.402960	20.381388	-0.11%	207
2006	18.155414	20.402960	12.38%	207
76

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.455468	12.913377	-4.03%	301,707
2014	13.237451	13.455468	1.65%	298,546
2013	14.699118	13.237451	-9.94%	302,712
2012	13.911245	14.699118	5.66%	301,289
2011	12.650935	13.911245	9.96%	232,485
2010	12.230506	12.650935	3.44%	131,892
2009	11.277410	12.230506	8.45%	71,470
2008	11.645795	11.277410	-3.16%	34,624
2007	10.809888	11.645795	7.73%	30,143
2006	10.813529	10.809888	-0.03%	23,300
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	24.158328	22.357583	-7.45%	0
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	270
2012	14.556701	16.394036	12.62%	270
2011	14.382022	14.556701	1.21%	270
2010	12.836504	14.382022	12.04%	503
2009	11.076518	12.836504	15.89%	503
2008	17.246416	11.076518	-35.77%	503
2007	17.604714	17.246416	-2.04%	503
2006	15.315119	17.604714	14.95%	503
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	23.025180	22.298890	-3.15%	197,561
2014	20.130619	23.025180	14.38%	178,855
2013	15.748872	20.130619	27.82%	115,143
2012	13.770885	15.748872	14.36%	75,764
2011	14.113318	13.770885	-2.43%	49,896
2010	12.055015	14.113318	17.07%	35,846
2009	9.438220	12.055015	27.73%	20,200
2008	12.705990	9.438220	-25.72%	12,846
2007	13.234752	12.705990	-4.00%	12,996
2006	11.186722	13.234752	18.31%	8,678
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.152643	11.830070	-2.65%	545,290
2014	12.001161	12.152643	1.26%	802,511
2013	10.114716	12.001161	18.65%	460,025
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.747542	-2.52%	81,054
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.075762	14.686033	-2.59%	1,629,612
2014	15.030474	15.075762	0.30%	1,599,252
2013	13.350274	15.030474	12.59%	1,392,980
2012	12.338136	13.350274	8.20%	775,995
2011	13.012002	12.338136	-5.18%	479,540
2010	12.047512	13.012002	8.01%	176,265
2009*	10.000000	12.047512	20.48%	38,313
77

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.201575	-7.98%	29,251
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.775523	-2.24%	28,154
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.689419	11.679458	-7.96%	119,109
2014	12.209756	12.689419	3.93%	108,819
2013*	10.000000	12.209756	22.10%	43,889
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.867426	10.424458	-4.08%	70,081
2014*	10.000000	10.867426	8.67%	44,756
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.850236	32.532659	-3.89%	36,482
2014	32.724659	33.850236	3.44%	49,015
2013	23.633971	32.724659	38.46%	57,498
2012	20.752350	23.633971	13.89%	52,955
2011	20.971090	20.752350	-1.04%	31,604
2010	16.937364	20.971090	23.82%	27,278
2009	13.767326	16.937364	23.03%	9,209
2008	20.252351	13.767326	-32.02%	9,431
2007	20.719191	20.252351	-2.25%	9,951
2006	18.403088	20.719191	12.59%	9,143
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.526219	24.343383	-0.75%	138,418
2014	22.037215	24.526219	11.29%	158,998
2013	17.004166	22.037215	29.60%	201,997
2012	14.965480	17.004166	13.62%	173,926
2011	14.965816	14.965480	0.00%	109,789
2010	13.278689	14.965816	12.71%	95,173
2009	10.706193	13.278689	24.03%	60,741
2008	17.359068	10.706193	-38.33%	42,747
2007	16.804113	17.359068	3.30%	43,697
2006	14.822632	16.804113	13.37%	52,418
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	22.137140	21.191790	-4.27%	194,219
2014	20.864105	22.137140	6.10%	190,796
2013	17.548607	20.864105	18.89%	169,808
2012	16.193027	17.548607	8.37%	110,702
2011	15.133209	16.193027	7.00%	66,208
2010	13.367954	15.133209	13.21%	22,747
2009	11.114634	13.367954	20.27%	5,747
2008	16.072727	11.114634	-30.85%	4,908
2007	15.287971	16.072727	5.13%	4,908
2006	13.369024	15.287971	14.35%	4,908
78

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.714926	18.910150	-4.08%	0
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	0
2009	8.506413	10.526805	23.75%	176
2008	13.892332	8.506413	-38.77%	437
2007	15.914678	13.892332	-12.71%	634
2006	15.622711	15.914678	1.87%	738
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.947197	9.690925	-2.58%	260,666
2014	10.051420	9.947197	-1.04%	111,297
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	16.072912	14.798086	-7.93%	990
2014	16.554554	16.072912	-2.91%	990
2013	14.488942	16.554554	14.26%	5,702
2012	13.383188	14.488942	8.26%	5,702
2011	14.393262	13.383188	-7.02%	5,702
2010	12.943469	14.393262	11.20%	5,702
2009	11.613339	12.943469	11.45%	2,195
2008	16.780832	11.613339	-30.79%	3,832
2007	15.555400	16.780832	7.88%	3,832
2006	13.652916	15.555400	13.93%	3,832
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.683583	13.405476	-2.03%	19,936
2014	13.434163	13.683583	1.86%	24,142
2013	13.550919	13.434163	-0.86%	21,868
2012	12.583144	13.550919	7.69%	24,043
2011	12.537641	12.583144	0.36%	24,272
2010	11.766909	12.537641	6.55%	29,178
2009	9.952237	11.766909	18.23%	23,947
2008	10.940382	9.952237	-9.03%	23,624
2007	10.575637	10.940382	3.45%	18,362
2006	10.341756	10.575637	2.26%	18,084
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	15.016756	14.698109	-2.12%	88,254
2014	14.644250	15.016756	2.54%	95,966
2013	13.147371	14.644250	11.39%	92,488
2012	11.974613	13.147371	9.79%	66,730
2011	12.221123	11.974613	-2.02%	65,395
2010	11.035277	12.221123	10.75%	29,775
2009	9.047398	11.035277	21.97%	43,308
2008	12.287101	9.047398	-26.37%	27,351
2007	11.517879	12.287101	6.68%	42,529
2006	10.681338	11.517879	7.83%	9,405
79

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.569968	15.250512	-2.05%	297,571
2014	15.127960	15.569968	2.92%	279,436
2013	13.295195	15.127960	13.79%	228,686
2012	11.949934	13.295195	11.26%	120,356
2011	12.296505	11.949934	-2.82%	111,229
2010	10.930159	12.296505	12.50%	69,479
2009	8.641028	10.930159	26.49%	62,256
2008	13.068125	8.641028	-33.88%	52,652
2007	12.077926	13.068125	8.20%	165,075
2006	10.987647	12.077926	9.92%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.247758	15.903114	-2.12%	130,153
2014	15.764209	16.247758	3.07%	103,985
2013	13.195500	15.764209	19.47%	85,083
2012	11.642957	13.195500	13.33%	32,077
2011	12.176394	11.642957	-4.38%	9,334
2010	10.677541	12.176394	14.04%	10,813
2009	8.272037	10.677541	29.08%	10,916
2008	13.596993	8.272037	-39.16%	7,811
2007	12.440804	13.596993	9.29%	7,926
2006	11.195544	12.440804	11.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.931087	13.202890	-22.02%	171,702
2014	19.724711	16.931087	-14.16%	161,585
2013	16.146646	19.724711	22.16%	99,290
2012	15.668033	16.146646	3.05%	54,374
2011	16.795613	15.668033	-6.71%	40,911
2010	14.324389	16.795613	17.25%	30,893
2009	9.864477	14.324389	45.21%	10,880
2008	21.987615	9.864477	-55.14%	7,963
2007	15.343753	21.987615	43.30%	6,809
2006	13.370886	15.343753	14.75%	6,641
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.810831	21.494481	-5.77%	479,426
2014	21.369676	22.810831	6.74%	430,002
2013	16.989318	21.369676	25.78%	353,272
2012	14.750481	16.989318	15.18%	235,970
2011	14.892313	14.750481	-0.95%	111,020
2010	13.169727	14.892313	13.08%	81,159
2009	10.304503	13.169727	27.81%	48,922
2008	18.312401	10.304503	-43.73%	52,393
2007	18.377949	18.312401	-0.36%	49,044
2006	15.572455	18.377949	18.02%	43,474
80

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.539551	25.814111	5.19%	481,411
2014	22.464534	24.539551	9.24%	367,380
2013	16.786436	22.464534	33.83%	224,077
2012	14.912234	16.786436	12.57%	79,958
2011	15.159132	14.912234	-1.63%	47,123
2010	12.437567	15.159132	21.88%	11,831
2009	9.877541	12.437567	25.92%	5,323
2008	19.051446	9.877541	-48.15%	6,006
2007	15.287281	19.051446	24.62%	6,302
2006	14.577120	15.287281	4.87%	5,874
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.904259	13.565521	-2.44%	415,255
2014	13.378745	13.904259	3.93%	312,458
2013	13.883368	13.378745	-3.63%	262,128
2012	13.360935	13.883368	3.91%	283,272
2011	12.685157	13.360935	5.33%	177,538
2010	11.986646	12.685157	5.83%	138,697
2009	10.549582	11.986646	13.62%	55,561
2008	11.105543	10.549582	-5.01%	29,026
2007	10.844196	11.105543	2.41%	30,963
2006	10.582306	10.844196	2.47%	23,728
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	36.526674	35.356804	-3.20%	217,513
2014	35.008988	36.526674	4.34%	184,648
2013	26.185373	35.008988	33.70%	158,980
2012	23.229340	26.185373	12.73%	102,523
2011	26.480213	23.229340	-12.28%	81,002
2010	20.930292	26.480213	26.52%	58,510
2009	15.220205	20.930292	37.52%	39,314
2008	25.612307	15.220205	-40.57%	34,004
2007	22.569273	25.612307	13.48%	32,959
2006	20.404472	22.569273	10.61%	27,438
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.770183	22.128001	1.64%	77,348
2014	24.125915	21.770183	-9.76%	0
2013	18.835879	24.125915	28.08%	0
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
2008	25.711757	14.177893	-44.86%	0
2007	22.324984	25.711757	15.17%	0
2006	19.263360	22.324984	15.89%	0
81

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.777689	29.318976	-4.74%	0
2014	29.365563	30.777689	4.81%	0
2013	22.923545	29.365563	28.10%	4,005
2012	18.334851	22.923545	25.03%	4,005
2011	20.483684	18.334851	-10.49%	4,005
2010	16.476816	20.483684	24.32%	4,005
2009	10.655087	16.476816	54.64%	4,150
2008	22.229288	10.655087	-52.07%	4,365
2007	21.426839	22.229288	3.75%	4,528
2006	18.769584	21.426839	14.16%	6,562
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.408313	11.451128	-7.71%	717,119
2014	12.260892	12.408313	1.20%	695,993
2013	10.067148	12.260892	21.79%	461,172
2012	8.871033	10.067148	13.48%	214,192
2011	9.156174	8.871033	-3.11%	119,552
2010	8.439583	9.156174	8.49%	42,121
2009	6.584786	8.439583	28.17%	221,525
2008*	10.000000	6.584786	-34.15%	2,225
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.951683	13.674555	-8.54%	1,368,083
2014	14.524375	14.951683	2.94%	1,210,904
2013	12.954481	14.524375	12.12%	876,671
2012	11.686925	12.954481	10.85%	584,690
2011	11.599971	11.686925	0.75%	286,554
2010	10.462580	11.599971	10.87%	146,348
2009	7.841436	10.462580	33.43%	94,111
2008	11.328748	7.841436	-30.78%	106,618
2007	11.097057	11.328748	2.09%	111,880
2006*	10.000000	11.097057	10.97%	54,057
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.913618	23.620681	-5.19%	10,102
2014	23.287348	24.913618	6.98%	12,652
2013	18.248147	23.287348	27.61%	14,685
2012	16.564188	18.248147	10.17%	14,812
2011	15.880295	16.564188	4.31%	15,460
2010	13.376801	15.880295	18.72%	15,978
2009	11.584978	13.376801	15.47%	21,856
2008	16.150306	11.584978	-28.27%	23,711
2007	16.867731	16.150306	-4.25%	26,035
2006	14.635223	16.867731	15.25%	29,344
82

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	32.074607	29.229900	-8.87%	64,443
2014	32.411142	32.074607	-1.04%	69,756
2013	24.176676	32.411142	34.06%	73,433
2012	20.754378	24.176676	16.49%	72,987
2011	21.915273	20.754378	-5.30%	37,226
2010	17.369292	21.915273	26.17%	31,769
2009	13.666982	17.369292	27.09%	31,407
2008	20.736007	13.666982	-34.09%	26,572
2007	21.588889	20.736007	-3.95%	23,597
2006	18.754252	21.588889	15.11%	23,856
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.327694	7.379098	-20.89%	12,859
2014*	10.000000	9.327694	-6.72%	13,404
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.564395	19.841566	-7.99%	13,693
2014	24.660268	21.564395	-12.55%	14,259
2013	20.379728	24.660268	21.00%	7,769
2012	17.517842	20.379728	16.34%	7,769
2011	19.920770	17.517842	-12.06%	7,769
2010	18.674542	19.920770	6.67%	7,769
2009	13.848383	18.674542	34.85%	8,028
2008	23.605325	13.848383	-41.33%	8,028
2007	20.779294	23.605325	13.60%	8,041
2006	17.387393	20.779294	19.51%	8,198
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.753773	9.184531	-5.84%	1,264,424
2014	9.733945	9.753773	0.20%	1,186,355
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.661174	10.807077	-7.32%	59,664
2014	11.400965	11.661174	2.28%	53,925
2013	10.202217	11.400965	11.75%	50,976
2012*	10.000000	10.202217	2.02%	6,516
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.183564	10.205891	0.22%	111,211
2014	9.888395	10.183564	2.99%	78,272
2013*	10.000000	9.888395	-1.12%	40,402
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.093885	14.527137	3.07%	2,423
2014	13.241411	14.093885	6.44%	2,634
2013	9.625937	13.241411	37.56%	3,560
2012*	10.000000	9.625937	-3.74%	3,560
83

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.877667	12.129177	-5.81%	42,107
2014	12.563216	12.877667	2.50%	53,545
2013	9.938515	12.563216	26.41%	31,501
2012*	10.000000	9.938515	-0.61%	12,498
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.845782	13.766181	-0.57%	14,831
2014	13.065937	13.845782	5.97%	17,618
2013	9.720326	13.065937	34.42%	22,315
2012*	10.000000	9.720326	-2.80%	21,442
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.558006	14.031260	-9.81%	1,624,062
2014	16.689770	15.558006	-6.78%	1,692,174
2013	13.554536	16.689770	23.13%	1,420,979
2012	11.558890	13.554536	17.27%	792,795
2011	12.658677	11.558890	-8.69%	403,241
2010	11.837444	12.658677	6.94%	137,345
2009*	10.000000	11.837444	18.37%	19,290
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.767901	10.826354	-8.00%	914,354
2014	11.735716	11.767901	0.27%	938,436
2013	10.793279	11.735716	8.73%	856,237
2012*	10.000000	10.793279	7.93%	144,563
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.636142	12.642371	-7.29%	438,534
2014	12.846881	13.636142	6.14%	395,294
2013	10.047642	12.846881	27.86%	293,284
2012*	10.000000	10.047642	0.48%	35,639
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	23.262259	22.984024	-1.20%	7,380
2014	21.841141	23.262259	6.51%	7,380
2013	18.527280	21.841141	17.89%	5,005
2012	16.607932	18.527280	11.56%	5,252
2011	16.651767	16.607932	-0.26%	5,041
2010	15.651559	16.651767	6.39%	8,983
2009	12.665775	15.651559	23.57%	13,651
2008	15.334560	12.665775	-17.40%	13,651
2007	14.131476	15.334560	8.51%	13,651
2006	13.006046	14.103710	8.60%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.766197	-2.34%	56,846
84

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	29.252806	32.220910	10.15%	101,510
2014	27.407642	29.252806	6.73%	108,661
2013	21.280441	27.407642	28.79%	132,917
2012	17.461218	21.280441	21.87%	105,940
2011	19.068241	17.461218	-8.43%	69,615
2010	18.198945	19.068241	4.78%	55,373
2009	12.666338	18.198945	43.68%	20,596
2008	23.114947	12.666338	-45.20%	11,995
2007	17.193769	23.114947	34.44%	8,405
2006	16.012813	17.193769	7.38%	7,093
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.248429	14.671792	2.97%	196,966
2014	13.242263	14.248429	7.60%	161,260
2013	9.939732	13.242263	33.23%	124,248
2012*	10.000000	9.939732	-0.60%	36,774
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	29.134916	26.144451	-10.26%	62,108
2014	33.685224	29.134916	-13.51%	62,034
2013	29.954850	33.685224	12.45%	48,405
2012	26.897782	29.954850	11.37%	42,824
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
2008	39.649038	18.636894	-53.00%	0
2007	31.477434	39.649038	25.96%	0
2006	21.815277	31.477434	44.29%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.217400	7.250773	-21.34%	146,936
2014	9.822798	9.217400	-6.16%	63,352
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.911061	12.431862	-3.71%	85,608
2014	14.184069	12.911061	-8.97%	85,853
2013	10.207292	14.184069	38.96%	58,837
2012*	10.000000	10.207292	2.07%	10,765
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	27.453783	26.762192	-2.52%	272,805
2014	25.317220	27.453783	8.44%	259,233
2013	18.974532	25.317220	33.43%	226,801
2012	16.640806	18.974532	14.02%	128,728
2011	16.990082	16.640806	-2.06%	87,404
2010	15.524850	16.990082	9.44%	53,839
2009	12.884544	15.524850	20.49%	18,696
2008	19.469028	12.884544	-33.82%	16,144
2007	18.390788	19.469028	5.86%	18,711
2006	15.508758	18.390788	18.58%	10,737
85

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.783438	15.466300	4.62%	527,340
2014	14.855551	14.783438	-0.49%	432,203
2013	11.828295	14.855551	25.59%	321,458
2012	10.369104	11.828295	14.07%	149,013
2011	10.728047	10.369104	-3.35%	72,016
2010*	10.000000	10.728047	7.28%	38,125
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.716533	-2.83%	5,227
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.606704	15.169788	-8.65%	31,976
2014	17.232436	16.606704	-3.63%	40,589
2013	13.275050	17.232436	29.81%	42,628
2012	11.002007	13.275050	20.66%	28,561
2011	11.283324	11.002007	-2.49%	10,130
2010*	10.000000	11.283324	12.83%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.168908	20.845233	-5.97%	124,520
2014	19.946708	22.168908	11.14%	101,174
2013	15.394976	19.946708	29.57%	85,352
2012	13.671001	15.394976	12.61%	46,492
2011	13.825581	13.671001	-1.12%	36,336
2010	12.417195	13.825581	11.34%	40,959
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.299178	14.208866	-0.63%	3,187,534
2014	13.840957	14.299178	3.31%	2,645,631
2013	11.409307	13.840957	21.31%	2,099,113
2012	10.020388	11.409307	13.86%	1,044,024
2011	10.089236	10.020388	-0.68%	564,928
2010	9.153218	10.089236	10.23%	228,166
2009	7.537242	9.153218	21.44%	108,610
2008	10.907812	7.537242	-30.90%	83,379
2007	10.444700	10.907812	4.43%	124,047
2006*	10.000000	10.444700	4.45%	18,993
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.475254	11.265560	-1.83%	417,289
2014	11.108794	11.475254	3.30%	324,246
2013	11.587676	11.108794	-4.13%	242,208
2012	11.219328	11.587676	3.28%	207,392
2011	10.783999	11.219328	4.04%	165,370
2010	10.339936	10.783999	4.29%	143,013
2009	9.369657	10.339936	10.36%	81,046
2008	10.565011	9.369657	-11.31%	56,620
2007	10.426790	10.565011	1.33%	53,719
2006*	10.000000	10.426790	4.27%	17,565
86

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.124041	15.855794	4.84%	831,180
2014	15.092915	15.124041	0.21%	731,635
2013	11.923253	15.092915	26.58%	481,751
2012	9.925368	11.923253	20.13%	227,774
2011	11.121844	9.925368	-10.76%	131,510
2010	10.154988	11.121844	9.52%	102,347
2009	7.288016	10.154988	39.34%	57,143
2008	12.070327	7.288016	-39.62%	34,723
2007	10.726774	12.070327	12.53%	30,952
2006*	10.000000	10.726774	7.27%	64,142
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.462710	15.145964	4.72%	1,348,486
2014	13.600737	14.462710	6.34%	1,176,024
2013	10.664096	13.600737	27.54%	940,431
2012	9.231445	10.664096	15.52%	520,767
2011	9.842687	9.231445	-6.21%	378,911
2010	8.462921	9.842687	16.30%	310,637
2009	6.197142	8.462921	36.56%	184,951
2008	11.289658	6.197142	-45.11%	141,468
2007	10.254148	11.289658	10.10%	136,881
2006*	10.000000	10.254148	2.54%	21,204
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.171150	13.101235	-0.53%	1,742,880
2014	12.143349	13.171150	8.46%	1,494,435
2013	9.280938	12.143349	30.84%	1,020,785
2012	8.057376	9.280938	15.19%	437,132
2011	8.375360	8.057376	-3.80%	374,966
2010	7.669690	8.375360	9.20%	245,234
2009	5.964017	7.669690	28.60%	107,939
2008	9.786217	5.964017	-39.06%	98,344
2007*	10.000000	9.786217	-2.14%	94,740
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.265636	-7.34%	21,970
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.940363	19.109692	-4.17%	175,852
2014	19.760630	19.940363	0.91%	192,842
2013	18.755489	19.760630	5.36%	2,154
2012	16.639082	18.755489	12.72%	2,337
2011	16.287204	16.639082	2.16%	2,352
2010	14.627741	16.287204	11.34%	2,367
2009	10.181901	14.627741	43.66%	3,072
2008	14.369521	10.181901	-29.14%	3,645
2007	14.160558	14.369521	1.48%	3,989
2006	13.010580	14.160558	8.84%	4,180
87

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.650395	22.675525	-8.01%	142,835
2014	22.998312	24.650395	7.18%	155,415
2013	17.274269	22.998312	33.14%	109,686
2012	14.856263	17.274269	16.28%	60,490
2011	15.492312	14.856263	-4.11%	59,915
2010	13.637622	15.492312	13.60%	24,206
2009	10.804956	13.637622	26.22%	14,101
2008	17.490950	10.804956	-38.23%	13,523
2007	18.252744	17.490950	-4.17%	13,200
2006	16.051165	18.252744	13.72%	10,751
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.484322	10.943577	-4.71%	14,301
2014	11.316983	11.484322	1.48%	12,555
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.150671	10.778967	-3.33%	210,121
2014	11.125179	11.150671	0.23%	121,878
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.896912	12.539184	-2.77%	44,642
2014	12.299836	12.896912	4.85%	53,562
2013	8.708625	12.299836	41.24%	73,005
2012	7.575239	8.708625	14.96%	40,751
2011	8.713869	7.575239	-13.07%	14,849
2010	7.674674	8.713869	13.54%	9,090
2009	5.098914	7.674674	50.52%	2,871
2008*	10.000000	5.098914	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.842112	14.543528	-2.01%	58,166
2014	13.648971	14.842112	8.74%	50,943
2013	10.011241	13.648971	36.34%	48,874
2012	9.134578	10.011241	9.60%	14,265
2011	9.596199	9.134578	-4.81%	21,496
2010	7.892510	9.596199	21.59%	2,692
2009	6.110181	7.892510	29.17%	0
2008*	10.000000	6.110181	-38.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.584344	12.165795	-3.33%	159,882
2014	12.238624	12.584344	2.82%	177,890
2013	9.606118	12.238624	27.40%	175,174
2012	8.404994	9.606118	14.29%	111,485
2011	9.123333	8.404994	-7.87%	95,453
2010	8.065347	9.123333	13.12%	38,645
2009	6.344226	8.065347	27.13%	15,953
2008*	10.000000	6.344226	-36.56%	0
88

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.435649	12.107042	-2.64%	1,002,066
2014	12.117125	12.435649	2.63%	914,543
2013	10.739944	12.117125	12.82%	894,419
2012	9.827937	10.739944	9.28%	597,069
2011	10.123577	9.827937	-2.92%	402,861
2010	9.318454	10.123577	8.64%	84,945
2009	7.903416	9.318454	17.90%	43,844
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.673240	12.304774	-2.91%	534,062
2014	12.301449	12.673240	3.02%	423,940
2013	10.310816	12.301449	19.31%	292,125
2012	9.220877	10.310816	11.82%	216,139
2011	9.705119	9.220877	-4.99%	97,942
2010	8.775630	9.705119	10.59%	27,531
2009	7.182694	8.775630	22.18%	8,312
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.723899	11.451654	-2.32%	697,178
2014	11.529829	11.723899	1.68%	621,087
2013	11.166474	11.529829	3.25%	512,746
2012	10.556847	11.166474	5.77%	358,391
2011	10.578841	10.556847	-0.21%	234,395
2010	10.066259	10.578841	5.09%	53,796
2009	9.051407	10.066259	11.21%	49,318
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.871267	10.237978	-5.83%	282,389
2014	10.803853	10.871267	0.62%	258,518
2013*	10.000000	10.803853	8.04%	138,568
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.876137	10.180195	-6.40%	474,499
2014	10.942101	10.876137	-0.60%	500,056
2013*	10.000000	10.942101	9.42%	127,512
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.567429	12.234537	-2.65%	2,073,679
2014	12.213602	12.567429	2.90%	1,968,550
2013	10.536222	12.213602	15.92%	1,464,050
2012	9.529175	10.536222	10.57%	583,140
2011	9.915082	9.529175	-3.89%	341,648
2010	9.047478	9.915082	9.59%	114,189
2009	7.539794	9.047478	20.00%	118,184
2008*	10.000000	7.539794	-24.60%	0
89

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.604625	12.215941	-3.08%	460,881
2014	12.250727	12.604625	2.89%	462,838
2013	10.017858	12.250727	22.29%	438,854
2012	8.885150	10.017858	12.75%	282,608
2011	9.471826	8.885150	-6.19%	126,619
2010	8.494974	9.471826	11.50%	42,434
2009	6.820361	8.494974	24.55%	6,131
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.258239	11.933614	-2.65%	601,098
2014	11.968960	12.258239	2.42%	504,601
2013	10.934659	11.968960	9.46%	409,361
2012	10.098600	10.934659	8.28%	344,349
2011	10.290272	10.098600	-1.86%	228,284
2010	9.591116	10.290272	7.29%	182,038
2009	8.282650	9.591116	15.80%	6,893
2008*	10.000000	8.282650	-17.17%	1,768
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.088315	11.790163	-2.47%	255,065
2014	11.735766	12.088315	3.00%	246,569
2013	12.185985	11.735766	-3.69%	121,078
2012	11.522414	12.185985	5.76%	78,265
2011	11.021687	11.522414	4.54%	57,005
2010	10.489872	11.021687	5.07%	16,878
2009	9.817027	10.489872	6.85%	3,573
2008*	10.000000	9.817027	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.099503	12.823240	-2.11%	135,870
2014	12.692890	13.099503	3.20%	92,460
2013	13.169096	12.692890	-3.62%	60,387
2012	12.494405	13.169096	5.40%	64,553
2011	11.972943	12.494405	4.36%	56,728
2010	11.254404	11.972943	6.38%	13,013
2009	9.822838	11.254404	14.57%	1,625
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	30.042910	24.763164	-17.57%	116,698
2014	32.387391	30.042910	-7.24%	130,036
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	142
2008	49.331720	20.421084	-58.60%	353
2007	34.532168	49.331720	42.86%	513
2006	25.743289	34.532168	34.14%	597
90

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.782639	12.564431	-1.71%	180,839
2014	12.422870	12.782639	2.90%	159,614
2013	13.158533	12.422870	-5.59%	167,579
2012	12.976355	13.158533	1.40%	292,097
2011	12.294754	12.976355	5.54%	203,828
2010	11.924444	12.294754	3.11%	94,637
2009	11.801052	11.924444	1.05%	72,182
2008	11.133461	11.801052	6.00%	79,523
2007	10.559563	11.133461	5.43%	20,322
2006	10.383839	10.559563	1.69%	9,453
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.757950	8.340239	-4.77%	154,555
2014	8.964887	8.757950	-2.31%	109,102
2013	7.749583	8.964887	15.68%	89,644
2012	6.835126	7.749583	13.38%	67,568
2011	7.717855	6.835126	-11.44%	88,964
2010	6.940738	7.717855	11.20%	19,607
2009	5.448853	6.940738	27.38%	21,140
2008*	10.000000	5.448853	-45.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.585993	9.301580	-2.97%	216,582
2014	10.384440	9.585993	-7.69%	168,526
2013	8.720863	10.384440	19.08%	149,689
2012	7.497524	8.720863	16.32%	30,292
2011	8.742609	7.497524	-14.24%	4,045
2010	8.272622	8.742609	5.68%	30,075
2009	6.536956	8.272622	26.55%	5,155
2008	11.673690	6.536956	-44.00%	6,966
2007	10.846210	11.673690	7.63%	10,133
2006*	10.000000	10.846210	8.46%	4,654
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.996480	23.376838	-2.58%	199,499
2014	23.228642	23.996480	3.31%	208,789
2013	18.551422	23.228642	25.21%	169,202
2012	16.266809	18.551422	14.04%	139,704
2011	17.207273	16.266809	-5.47%	101,407
2010	15.255212	17.207273	12.80%	78,402
2009	12.187565	15.255212	25.17%	27,689
2008	19.611669	12.187565	-37.86%	28,840
2007	18.811454	19.611669	4.25%	28,818
2006	16.357271	18.811454	15.00%	56,339
91

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.271717	15.001263	-1.77%	689,452
2014	14.839596	15.271717	2.91%	590,398
2013	13.296005	14.839596	11.61%	448,285
2012	12.353220	13.296005	7.63%	155,066
2011	12.443560	12.353220	-0.73%	104,871
2010	11.515622	12.443560	8.06%	47,810
2009*	10.000000	11.515622	15.16%	36,639
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.445293	17.074860	-2.12%	461,765
2014	16.850710	17.445293	3.53%	333,601
2013	14.330900	16.850710	17.58%	251,197
2012	12.975019	14.330900	10.45%	147,918
2011	13.310100	12.975019	-2.52%	43,148
2010	12.073858	13.310100	10.24%	41,283
2009*	10.000000	12.073858	20.74%	26,919
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.920261	13.733797	-1.34%	924,064
2014	13.616857	13.920261	2.23%	946,797
2013	13.200453	13.616857	3.15%	777,483
2012	12.755443	13.200453	3.49%	430,180
2011	12.593285	12.755443	1.29%	240,743
2010	12.085834	12.593285	4.20%	101,502
2009	11.259468	12.085834	7.34%	36,607
2008	12.175906	11.259468	-7.53%	7,671
2007	11.743052	12.175906	3.69%	14,227
2006	11.240596	11.743052	4.47%	6,623
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.725804	10.212099	-4.79%	266,202
2014	10.638928	10.725804	0.82%	219,526
2013*	10.000000	10.638928	6.39%	42,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.738592	10.148841	-5.49%	198,713
2014	10.727233	10.738592	0.11%	174,348
2013*	10.000000	10.727233	7.27%	49,180
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	19.157395	18.787779	-1.93%	1,173,948
2014	18.509872	19.157395	3.50%	1,105,609
2013	16.128952	18.509872	14.76%	990,163
2012	14.792455	16.128952	9.03%	665,147
2011	15.038547	14.792455	-1.64%	517,820
2010	13.779143	15.038547	9.14%	406,969
2009	11.754010	13.779143	17.23%	359,472
2008	15.552908	11.754010	-24.43%	468,230
2007	14.960495	15.552908	3.96%	381,493
2006	13.653042	14.960495	9.58%	291,245
92

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.971809	21.462451	-2.32%	401,270
2014	21.274489	21.971809	3.28%	382,083
2013	17.666886	21.274489	20.42%	327,043
2012	15.783031	17.666886	11.94%	189,544
2011	16.387640	15.783031	-3.69%	145,989
2010	14.759653	16.387640	11.03%	79,853
2009	12.058324	14.759653	22.40%	63,868
2008	17.861621	12.058324	-32.49%	54,523
2007	17.101815	17.861621	4.44%	63,920
2006	15.172866	17.101815	12.71%	45,917
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.612778	16.341968	-1.63%	706,266
2014	16.118956	16.612778	3.06%	541,696
2013	14.825135	16.118956	8.73%	528,318
2012	13.945554	14.825135	6.31%	374,425
2011	13.885416	13.945554	0.43%	340,998
2010	13.003655	13.885416	6.78%	173,503
2009	11.535373	13.003655	12.73%	78,655
2008	13.798951	11.535373	-16.40%	41,045
2007	13.248273	13.798951	4.16%	38,723
2006	12.417219	13.248273	6.69%	7,610
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	22.059889	22.753747	3.15%	143,292
2014	20.650430	22.059889	6.83%	106,350
2013	15.398590	20.650430	34.11%	93,813
2012	13.215069	15.398590	16.52%	91,478
2011	13.773149	13.215069	-4.05%	70,492
2010	12.898447	13.773149	6.78%	62,408
2009*	10.000000	12.898447	28.98%	897
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.930687	9.552209	-3.81%	373,276
2014*	10.000000	9.930687	-0.69%	297,106
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.126626	9.978700	-1.46%	28,782
2014*	10.000000	10.126626	1.27%	15,462
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	33.597035	32.221668	-4.09%	164,045
2014	31.203815	33.597035	7.67%	127,426
2013	23.834214	31.203815	30.92%	106,446
2012	20.619756	23.834214	15.59%	69,569
2011	21.501436	20.619756	-4.10%	51,925
2010	17.314144	21.501436	24.18%	39,274
2009	12.866511	17.314144	34.57%	18,813
2008	20.580401	12.866511	-37.48%	21,326
2007	19.446772	20.580401	5.83%	22,033
2006	17.983657	19.446772	8.14%	15,300
93

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.603961	9.450299	-1.60%	2,074,925
2014	9.760122	9.603961	-1.60%	2,108,495
2013	9.918820	9.760122	-1.60%	1,654,401
2012	10.080544	9.918820	-1.60%	1,035,003
2011	10.243993	10.080544	-1.60%	639,864
2010	10.410549	10.243993	-1.60%	517,055
2009	10.575386	10.410549	-1.56%	264,461
2008	10.531068	10.575386	0.42%	205,141
2007	10.213733	10.531068	3.11%	74,295
2006	9.929517	10.213733	2.86%	14,522
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.107336	14.435943	-4.44%	258,306
2014	14.779017	15.107336	2.22%	302,066
2013	15.190129	14.779017	-2.71%	206,558
2012	13.753001	15.190129	10.45%	144,795
2011	13.241444	13.753001	3.86%	70,498
2010	12.168368	13.241444	8.82%	24,077
2009	9.942246	12.168368	22.39%	16,496
2008	12.216298	9.942246	-18.61%	5,237
2007	11.867168	12.216298	2.94%	5,704
2006	11.503052	11.867168	3.17%	6,067
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.623347	10.384934	-2.24%	105,041
2014	10.944064	10.623347	-2.93%	77,828
2013	9.185849	10.944064	19.14%	58,643
2012	8.081307	9.185849	13.67%	20,094
2011	9.086965	8.081307	-11.07%	13,754
2010	8.114390	9.086965	11.99%	7,697
2009	6.058679	8.114390	33.93%	7,676
2008*	10.000000	6.058679	-39.41%	635
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.248707	14.202581	-6.86%	58,405
2014	17.157025	15.248707	-11.12%	54,333
2013	14.403929	17.157025	19.11%	0
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
2008	21.743316	11.450634	-47.34%	0
2007	21.516083	21.743316	1.06%	0
2006	17.863159	21.516083	20.45%	0
94

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.182311	14.392141	1.48%	166,629
2014	13.085001	14.182311	8.39%	152,701
2013	9.893093	13.085001	32.26%	165,769
2012	8.657050	9.893093	14.28%	97,442
2011	9.091405	8.657050	-4.78%	85,951
2010	8.009068	9.091405	13.51%	27,200
2009	6.292346	8.009068	27.28%	11,648
2008*	10.000000	6.292346	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.462609	12.791946	-4.98%	160,999
2014	12.410294	13.462609	8.48%	157,909
2013	9.340331	12.410294	32.87%	136,764
2012	8.072481	9.340331	15.71%	86,007
2011	8.735710	8.072481	-7.59%	59,696
2010	7.874053	8.735710	10.94%	32,530
2009	6.280491	7.874053	25.37%	36,506
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.209370	13.933674	-1.94%	200,445
2014	13.922552	14.209370	2.06%	93,822
2013	10.207959	13.922552	36.39%	85,895
2012	9.049132	10.207959	12.81%	54,954
2011	9.624361	9.049132	-5.98%	46,538
2010	7.733736	9.624361	24.45%	14,719
2009	6.202867	7.733736	24.68%	13,992
2008*	10.000000	6.202867	-37.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.091435	16.332646	-4.44%	105,353
2014	14.843036	17.091435	15.15%	74,630
2013	11.117741	14.843036	33.51%	60,511
2012	9.711509	11.117741	14.48%	35,506
2011	10.103648	9.711509	-3.88%	21,965
2010	8.582814	10.103648	17.72%	7,653
2009	6.685366	8.582814	28.38%	8,751
2008*	10.000000	6.685366	-33.15%	319
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.281846	22.041440	-1.08%	77,023
2014	22.083646	22.281846	0.90%	38,225
2013	15.590460	22.083646	41.65%	25,199
2012	14.010209	15.590460	11.28%	30,456
2011	14.361230	14.010209	-2.44%	25,444
2010	11.665889	14.361230	23.10%	12,375
2009	9.321418	11.665889	25.15%	4,092
2008	17.719173	9.321418	-47.39%	3,406
2007	16.446395	17.719173	7.74%	4,774
2006	16.228647	16.446395	1.34%	5,200
95

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	33.513737	30.903389	-7.79%	42,345
2014	31.900538	33.513737	5.06%	35,371
2013	23.152434	31.900538	37.78%	27,179
2012	19.558424	23.152434	18.38%	21,389
2011	21.022225	19.558424	-6.96%	19,841
2010	16.891763	21.022225	24.45%	11,056
2009	13.639292	16.891763	23.85%	2,435
2008	20.474906	13.639292	-33.39%	2,171
2007	22.431312	20.474906	-8.72%	3,745
2006	19.466836	22.431312	15.23%	4,987
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.538217	28.514738	-3.46%	37,975
2014	29.852578	29.538217	-1.05%	36,197
2013	21.584842	29.852578	38.30%	31,850
2012	19.037780	21.584842	13.38%	16,562
2011	20.538617	19.037780	-7.31%	16,177
2010	16.700576	20.538617	22.98%	10,628
2009	12.625283	16.700576	32.28%	8,030
2008	20.814123	12.625283	-39.34%	13,457
2007	20.761119	20.814123	0.26%	13,138
2006	18.879084	20.761119	9.97%	7,368
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.878120	21.670555	-0.95%	29,865
2014	19.884247	21.878120	10.03%	37,933
2013	15.450290	19.884247	28.70%	28,925
2012	13.792245	15.450290	12.02%	1,021
2011	13.963239	13.792245	-1.22%	806
2010	12.532874	13.963239	11.41%	2,286
2009	10.144166	12.532874	23.55%	11,377
2008	17.656561	10.144166	-42.55%	11,377
2007	16.632365	17.656561	6.16%	11,377
2006	14.904674	16.632365	11.59%	11,377
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.888310	12.892526	-7.17%	467,082
2014	10.974612	13.888310	26.55%	469,479
2013	10.859827	10.974612	1.06%	385,410
2012	9.548921	10.859827	13.73%	215,434
2011	9.142631	9.548921	4.44%	143,516
2010	7.156887	9.142631	27.75%	47,847
2009	5.572806	7.156887	28.43%	23,548
2008*	10.000000	5.572806	-44.27%	870
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.990655	12.903330	-0.67%	1,278,156
2014	11.675089	12.990655	11.27%	780,079
2013*	10.000000	11.675089	16.75%	339,976
96

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.334346	10.134303	-1.94%	370,051
2014	10.450771	10.334346	-1.11%	389,414
2013	10.609527	10.450771	-1.50%	358,477
2012	10.415485	10.609527	1.86%	270,844
2011	10.448755	10.415485	-0.32%	122,888
2010	10.367761	10.448755	0.78%	116,536
2009	9.836967	10.367761	5.40%	65,845
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.905266	12.078820	-6.40%	237,785
2014	12.544163	12.905266	2.88%	182,073
2013*	10.000000	12.544163	25.44%	112,853
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.611837	13.816837	-5.44%	109,595
2014	16.166548	14.611837	-9.62%	94,144
2013	13.680366	16.166548	18.17%	64,355
2012	11.628298	13.680366	17.65%	31,450
2011	13.493927	11.628298	-13.83%	21,037
2010	12.894893	13.493927	4.65%	9,155
2009*	10.000000	12.894893	28.95%	1,299
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	29.513430	29.330103	-0.62%	1,133
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.308321	10.162021	-1.42%	92,190
2014	10.412426	10.308321	-1.00%	99,218
2013	10.516856	10.412426	-0.99%	99,298
2012	10.217747	10.516856	2.93%	157,364
2011	10.353523	10.217747	-1.31%	84,960
2010	9.993690	10.353523	3.60%	60,822
2009	8.961825	9.993690	11.51%	17,263
2008	10.520337	8.961825	-14.81%	10,070
2007	10.205378	10.520337	3.09%	11,872
2006	9.952665	10.205378	2.54%	12,012
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	24.256053	23.757299	-2.06%	11,457
2014	22.331964	24.256053	8.62%	11,457
2013	16.492999	22.331964	35.40%	11,457
2012	15.103511	16.492999	9.20%	11,457
2011	15.836435	15.103511	-4.63%	11,457
2010	13.099765	15.836435	20.89%	11,457
2009	10.129439	13.099765	29.32%	11,457
2008	16.999583	10.129439	-40.41%	14,708
2007	16.055160	16.999583	5.88%	14,506
2006	14.349244	16.055160	11.89%	11,219
97

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.840234	10.158036	-6.29%	244,128
2014	10.727895	10.840234	1.05%	247,444
2013	10.144884	10.727895	5.75%	176,987
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.593542	10.338094	-10.83%	19,993
2014	11.678813	11.593542	-0.73%	21,710
2013	10.263615	11.678813	13.79%	10,258
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.424649	10.491744	-8.17%	60,676
2014	11.327403	11.424649	0.86%	62,420
2013	10.281267	11.327403	10.18%	12,555
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	29.496880	30.090800	2.01%	123,332
2014	29.372625	29.496880	0.42%	103,686
2013	23.505623	29.372625	24.96%	23
2012	19.750746	23.505623	19.01%	23
2011	21.942382	19.750746	-9.99%	23
2010	19.272506	21.942382	13.85%	486
2009	14.054712	19.272506	37.12%	1,581
2008	23.938117	14.054712	-41.29%	1,834
2007	22.934794	23.938117	4.37%	1,865
2006	19.858496	22.934794	15.49%	1,892
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.031931	9.625427	-4.05%	153,568
2014	9.947216	10.031931	0.85%	136,707
2013	10.146203	9.947216	-1.96%	80,274
2012*	10.000000	10.146203	1.46%	3,374
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.015644	9.146919	1.46%	106,096
2014*	10.000000	9.015644	-9.84%	31,041
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	23.227876	23.566334	1.46%	145,108
2014	21.381734	23.227876	8.63%	137,693
2013	16.531856	21.381734	29.34%	92,465
2012	14.408177	16.531856	14.74%	68,410
2011	14.688167	14.408177	-1.91%	19,466
2010	12.887321	14.688167	13.97%	17,070
2009	10.232409	12.887321	25.95%	13,710
2008	16.943761	10.232409	-39.61%	11,744
2007	16.534344	16.943761	2.48%	12,145
2006	14.641582	16.534344	12.93%	8,367
98

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	35.207989	32.533439	-7.60%	75,944
2014	32.045669	35.207989	9.87%	60,949
2013	23.158650	32.045669	38.37%	43,132
2012	20.001744	23.158650	15.78%	28,512
2011	20.822521	20.001744	-3.94%	22,160
2010	17.196075	20.822521	21.09%	11,400
2009	12.766925	17.196075	34.69%	5,740
2008	20.928584	12.766925	-39.00%	5,510
2007	21.571062	20.928584	-2.98%	5,693
2006	19.118454	21.571062	12.83%	5,258
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.324354	9.225722	-10.64%	478,812
2014	10.444724	10.324354	-1.15%	619,632
2013	10.602967	10.444724	-1.49%	656,709
2012*	10.000000	10.602967	6.03%	241,540
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.116675	8.758631	-3.93%	39,474
2014	9.136582	9.116675	-0.22%	27,519
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.703429	10.689839	-8.66%	145,880
2014	11.858036	11.703429	-1.30%	160,713
2013	12.897848	11.858036	-8.06%	168,665
2012	12.456362	12.897848	3.54%	195,509
2011	11.675695	12.456362	6.69%	160,938
2010	10.848770	11.675695	7.62%	101,540
2009*	10.000000	10.848770	8.49%	11,818
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.385207	11.226438	-1.39%	1,036,618
2014	11.484399	11.385207	-0.86%	1,113,484
2013	11.698304	11.484399	-1.83%	1,133,239
2012	11.242559	11.698304	4.05%	918,310
2011	11.310867	11.242559	-0.60%	420,115
2010	10.928078	11.310867	3.50%	243,287
2009*	10.000000	10.928078	9.28%	83,114
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.626842	10.491897	-1.27%	1,720,891
2014	10.367567	10.626842	2.50%	1,692,578
2013	10.756996	10.367567	-3.62%	1,680,768
2012	9.983857	10.756996	7.74%	1,232,455
2011*	10.000000	9.983857	-0.16%	214,930
99

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.364072	18.529794	-9.01%	0
2014	18.689277	20.364072	8.96%	0
2013	13.998668	18.689277	33.51%	0
2012	11.941532	13.998668	17.23%	0
2011	12.725984	11.941532	-6.16%	0
2010	11.307063	12.725984	12.55%	3,892
2009	8.851975	11.307063	27.73%	3,892
2008	14.674939	8.851975	-39.68%	3,892
2007	15.873489	14.674939	-7.55%	4,384
2006	13.916589	15.873489	14.06%	4,830
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.778957	17.518996	-1.46%	0
2014	19.381728	17.778957	-8.27%	0
2013	15.379563	19.381728	26.02%	0
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
2010	14.487090	15.684717	8.27%	0
2009	11.812774	14.487090	22.64%	0
2008	21.419267	11.812774	-44.85%	0
2007	20.088657	21.419267	6.62%	0
2006	15.983722	20.088657	25.68%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	22.375976	20.671929	-7.62%	0
2014	20.725103	22.375976	7.97%	0
2013	14.654259	20.725103	41.43%	0
2012	13.038025	14.654259	12.40%	0
2011	16.128426	13.038025	-19.16%	0
2010	13.568489	16.128426	18.87%	0
2009	8.413264	13.568489	61.27%	0
2008	13.578796	8.413264	-38.04%	0
2007	13.078796	13.578796	3.82%	0
2006	12.605700	13.078796	3.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.177929	31.184755	10.67%	470,478
2014	21.822141	28.177929	29.13%	362,003
2013	14.734130	21.822141	48.11%	256,394
2012	11.430744	14.734130	28.90%	100,713
2011	10.523301	11.430744	8.62%	48,641
2010*	10.000000	10.523301	5.23%	1,008
100

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.850372	12.539528	-2.42%	12,427
2014	12.140796	12.850372	5.84%	12,427
2013	12.410211	12.140796	-2.17%	12,474
2012	11.550641	12.410211	7.44%	12,505
2011	11.136196	11.550641	3.72%	17,620
2010	10.590879	11.136196	5.15%	17,620
2009	9.840028	10.590879	7.63%	12,505
2008	11.167683	9.840028	-11.89%	12,505
2007	10.787340	11.167683	3.53%	20,927
2006	10.585324	10.787340	1.91%	14,499
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.999148	21.392712	-2.76%	0
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0
2008	17.151690	14.348989	-16.34%	0
2007	16.384383	17.151690	4.68%	0
2006	15.026650	16.384383	9.04%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.209095	-17.91%	4,198
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.412079	5.508765	-34.51%	29,900
2014	10.567866	8.412079	-20.40%	34,862
2013	9.716203	10.567866	8.77%	48,645
2012*	10.000000	9.716203	-2.84%	93,844
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.286172	5.411695	-34.69%	220,641
2014	10.441073	8.286172	-20.64%	207,127
2013	9.620384	10.441073	8.53%	171,540
2012*	10.000000	9.620384	-3.80%	81,021
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.151933	22.124780	-4.44%	156,022
2014	23.978696	23.151933	-3.45%	109,252
2013	16.220645	23.978696	47.83%	75,753
2012	15.282160	16.220645	6.14%	41,784
2011	16.278442	15.282160	-6.12%	40,202
2010	13.049273	16.278442	24.75%	19,852
2009	8.687827	13.049273	50.20%	5,902
101

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	10.925246	10.427321	-4.56%	0
2014	10.841982	10.925246	0.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	17.646282	17.307399	-1.92%	0
2014	16.697230	17.646282	5.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	25.793776	23.522131	-8.81%	0
2014	24.483755	25.793776	5.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.916420	10.295554	-5.69%	0
2014	10.928349	10.916420	-0.11%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	18.093696	16.455652	-9.05%	0
2014	16.657015	18.093696	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	19.455805	18.516504	-4.83%	0
2014	17.308897	19.455805	12.40%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.634600	-3.65%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	13.658038	13.075012	-4.27%	0
2014	13.856439	13.658038	-1.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.094993	-9.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.662298	-3.38%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.325890	11.148765	-9.55%	0
2014	12.068509	12.325890	2.13%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.741599	10.125706	-5.73%	0
2014*	10.000000	10.741599	7.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	25.414245	24.002952	-5.55%	0
2014	25.001148	25.414245	1.65%	0
102

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	18.242123	17.793298	-2.46%	0
2014	16.678944	18.242123	9.37%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	16.665899	15.678515	-5.92%	0
2014	15.983625	16.665899	4.27%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	14.891727	14.036999	-5.74%	0
2014	15.199190	14.891727	-2.02%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.776658	9.360221	-4.26%	0
2014*	10.000000	9.776658	-2.23%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	12.081310	10.930820	-9.52%	0
2014	12.662151	12.081310	-4.59%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	10.967586	10.559038	-3.73%	0
2014	10.956954	10.967586	0.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	12.688851	12.205000	-3.81%	0
2014	12.591633	12.688851	0.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.156195	12.663592	-3.74%	0
2014	13.007444	13.156195	1.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	13.728884	13.205449	-3.81%	0
2014	13.554498	13.728884	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	14.305143	10.962034	-23.37%	0
2014	16.958991	14.305143	-15.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	17.084243	15.820151	-7.40%	0
2014	16.286267	17.084243	4.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	18.002586	18.610453	3.38%	0
2014	16.770040	18.002586	7.35%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	11.125955	10.667341	-4.12%	0
2014	10.893647	11.125955	2.13%	0
103

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	28.958930	27.546998	-4.88%	0
2014	28.243737	28.958930	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	17.403201	17.383507	-0.11%	0
2014	19.625650	17.403201	-11.32%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	22.311516	20.886737	-6.39%	0
2014	21.662121	22.311516	3.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.047194	10.018777	-9.31%	0
2014	11.107885	11.047194	-0.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	12.855454	11.554155	-10.12%	0
2014	12.707614	12.855454	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	18.766587	17.485210	-6.83%	0
2014	17.849950	18.766587	5.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	23.998424	21.491976	-10.44%	0
2014	24.676786	23.998424	-2.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.219167	7.167023	-22.26%	0
2014*	10.000000	9.219167	-7.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	16.772779	15.165896	-9.58%	0
2014	19.518283	16.772779	-14.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.861052	9.125036	-7.46%	0
2014*	10.000000	9.861052	-1.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.131775	10.138129	-8.93%	0
2014	11.074706	11.131775	0.52%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.891708	9.742132	-1.51%	0
2014	9.773846	9.891708	1.21%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.451479	13.625409	1.29%	0
2014	12.860045	13.451479	4.60%	0
104

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.292964	11.378347	-7.44%	0
2014	12.203709	12.292964	0.73%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.214605	12.911570	-2.29%	0
2014	12.689622	13.214605	4.14%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.094890	12.491951	-11.37%	0
2014	15.386235	14.094890	-8.39%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.233696	10.156277	-9.59%	0
2014	11.399893	11.233696	-1.46%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.017069	11.859816	-8.89%	0
2014	12.479277	13.017069	4.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	17.980482	17.458461	-2.90%	0
2014	17.178801	17.980482	4.67%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.653051	-3.47%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	22.318647	24.158537	8.24%	0
2014	21.278457	22.318647	4.89%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.599120	13.761267	1.19%	0
2014	12.860941	13.599120	5.74%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	22.383540	19.738579	-11.82%	0
2014	26.334916	22.383540	-15.00%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.324686	7.208206	-22.70%	0
2014*	10.000000	9.324686	-6.75%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.324849	11.662293	-5.38%	0
2014	13.778280	12.324849	-10.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	20.887858	20.009866	-4.20%	0
2014	19.600874	20.887858	6.57%	0
105

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.629792	14.013057	2.81%	0
2014	13.937065	13.629792	-2.20%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.587921	-4.12%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.444279	13.864078	-10.23%	0
2014	16.308112	15.444279	-5.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.084651	18.559035	-7.60%	0
2014	18.389015	20.084651	9.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.294156	12.005427	-2.35%	0
2014	12.109411	12.294156	1.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	9.866520	9.518867	-3.52%	0
2014	9.719325	9.866520	1.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.003295	13.396894	3.03%	0
2014	13.204701	13.003295	-1.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	12.434441	12.796897	2.91%	0
2014	11.898931	12.434441	4.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.523181	11.263953	-2.25%	0
2014	10.810740	11.523181	6.59%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.190224	-8.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	15.015156	14.140952	-5.82%	0
2014	15.141411	15.015156	-0.83%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	18.493489	16.717824	-9.60%	0
2014	17.557408	18.493489	5.33%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.050140	-9.50%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.246197	-7.54%	0
106

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.481761	10.970382	-4.45%	0
2014	11.142735	11.481761	3.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.213760	12.724220	-3.70%	0
2014	12.365127	13.213760	6.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.203708	10.643886	-5.00%	0
2014	11.087499	11.203708	1.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.071605	10.592781	-4.32%	0
2014	10.977683	11.071605	0.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.282993	10.765619	-4.59%	0
2014	11.144545	11.282993	1.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.438003	10.019437	-4.01%	0
2014	10.445687	10.438003	-0.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.559746	9.772724	-7.45%	0
2014	10.678775	10.559746	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.564483	9.717562	-8.02%	0
2014	10.815436	10.564483	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.188894	10.704285	-4.33%	0
2014	11.065050	11.188894	1.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.221877	10.687869	-4.76%	0
2014	11.098574	11.221877	1.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	10.913679	10.441065	-4.33%	0
2014	10.843475	10.913679	0.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	10.762632	10.315816	-4.15%	0
2014	10.632419	10.762632	1.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	11.662969	11.219730	-3.80%	0
2014	11.499600	11.662969	1.42%	0
107

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	23.350260	18.913728	-19.00%	0
2014	25.615322	23.350260	-8.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.318278	9.966890	-3.41%	0
2014	10.204161	10.318278	1.12%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	7.796961	7.296731	-6.42%	0
2014	8.121551	7.796961	-4.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.241366	7.858611	-4.64%	0
2014	9.084851	8.241366	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.078739	17.307571	-4.27%	0
2014	17.807944	18.078739	1.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	13.835607	13.355770	-3.47%	0
2014	13.680481	13.835607	1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	15.804971	15.202069	-3.81%	0
2014	15.534691	15.804971	1.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.105826	10.767738	-3.04%	0
2014	11.054753	11.105826	0.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.418437	9.748034	-6.43%	0
2014	10.515756	10.418437	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.430865	9.687651	-7.13%	0
2014	10.603043	10.430865	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	14.809691	14.272996	-3.62%	0
2014	14.560680	14.809691	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	16.760512	16.089059	-4.01%	0
2014	16.513896	16.760512	1.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.035222	12.601180	-3.33%	0
2014	12.870098	13.035222	1.28%	0
108

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	19.985908	20.258394	1.36%	0
2014	19.037872	19.985908	4.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.850377	9.311228	-5.47%	0
2014*	10.000000	9.850377	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.044743	9.726964	-3.16%	0
2014*	10.000000	10.044743	0.45%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	25.004238	23.566265	-5.75%	0
2014	23.631411	25.004238	5.81%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	7.803155	7.545651	-3.30%	0
2014	8.069444	7.803155	-3.30%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	11.881336	11.157116	-6.10%	0
2014	11.827459	11.881336	0.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.457803	9.085734	-3.93%	0
2014	9.914690	9.457803	-4.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	12.442229	11.388262	-8.47%	0
2014	14.245632	12.442229	-12.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	12.626520	12.591959	-0.27%	0
2014	11.854377	12.626520	6.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	11.985483	11.191562	-6.62%	0
2014	11.242862	11.985483	6.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	12.650460	12.190617	-3.63%	0
2014	12.613084	12.650460	0.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.216478	14.289641	-6.09%	0
2014	13.446979	15.216478	13.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	16.496956	16.036950	-2.79%	0
2014	16.637708	16.496956	-0.85%	0
109

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	24.169050	21.901337	-9.38%	0
2014	23.410099	24.169050	3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	22.021456	20.891049	-5.13%	0
2014	22.647189	22.021456	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	16.357135	15.922000	-2.66%	0
2014	15.127768	16.357135	8.13%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.363961	11.279122	-8.77%	0
2014	9.941629	12.363961	24.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.618529	12.317160	-2.39%	0
2014	11.539979	12.618529	9.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.200869	8.866876	-3.63%	0
2014	9.468098	9.200869	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.535608	11.530049	-8.02%	0
2014	12.399093	12.535608	1.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.237563	12.300892	-7.08%	0
2014	14.903708	13.237563	-11.18%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	23.944082	23.384143	-2.34%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.359686	8.098663	-3.12%	0
2014	8.592563	8.359686	-2.71%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	19.792799	19.050878	-3.75%	0
2014	18.543082	19.792799	6.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	22.480353	22.536737	0.25%	0
2014	22.779257	22.480353	-1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.657875	9.106387	-5.71%	0
2014	9.744677	9.657875	-0.89%	0
110

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.911170	8.884698	-0.30%	0
2014*	10.000000	8.911170	-10.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	17.478271	17.426568	-0.30%	0
2014	16.371924	17.478271	6.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	26.056966	23.661428	-9.19%	0
2014	24.133495	26.056966	7.97%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	9.855534	8.654517	-12.19%	0
2014	10.145741	9.855534	-2.86%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.568537	9.033931	-5.59%	0
2014*	10.000000	9.568537	-4.31%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.602543	9.516985	-10.24%	0
2014	10.931471	10.602543	-3.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.314270	9.994730	-3.10%	0
2014	10.587041	10.314270	-2.58%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	9.969176	9.672539	-2.98%	0
2014	9.896939	9.969176	0.73%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	16.616857	14.858728	-10.58%	0
2014	15.518365	16.616857	7.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	14.507078	14.047903	-3.17%	0
2014	16.093065	14.507078	-9.86%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	18.258679	16.576541	-9.21%	0
2014	17.208903	18.258679	6.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	25.979956	28.255525	8.76%	0
2014	20.473322	25.979956	26.90%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	10.485965	10.055497	-4.11%	0
2014	10.081087	10.485965	4.02%	0
111

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	17.848386	17.056394	-4.44%	0
2014	17.939035	17.848386	-0.51%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.113864	-18.86%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.029330	5.167001	-35.65%	0
2014	10.264761	8.029330	-21.78%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	7.909512	5.076185	-35.82%	0
2014	10.142071	7.909512	-22.01%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	19.405905	18.224407	-6.09%	0
2014	20.452454	19.405905	-5.12%	0
112

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in two respects:
(1)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(2)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
113

Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
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•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
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•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In Obergefell v. Hodges, the United States Supreme Court declared that all states are required to license marriages between same sex couples, and to recognize same sex marriages validly performed in another jurisdiction.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the
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laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2016, that amount is $12,400.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
123

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
124

Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
125

Nationwide DestinationSM [C] (formerly known as The Best of America Exclusive Venue Annuity®)
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2016. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2015. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2015; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.444881	11.115346	-2.88%	114,023
2014	11.161427	11.444881	2.54%	117,717
2013	10.133644	11.161427	10.14%	90,399
2012*	10.000000	10.133644	1.34%	23,909
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	24.046675	23.999508	-0.20%	0
2014	22.360320	24.046675	7.54%	0
2013	16.883353	22.360320	32.44%	0
2012	14.634801	16.883353	15.36%	0
2011	14.021132	14.634801	4.38%	0
2010	12.632195	14.021132	11.00%	0
2009	10.666981	12.632195	18.42%	342
2008	18.279472	10.666981	-41.65%	342
2007	17.717215	18.279472	3.17%	333
2006	15.390535	17.717215	15.12%	333
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	34.289647	31.819727	-7.20%	96,305
2014	31.985756	34.289647	7.20%	100,680
2013	23.617220	31.985756	35.43%	84,555
2012	20.260226	23.617220	16.57%	41,193
2011	22.531759	20.260226	-10.08%	26,713
2010	18.088254	22.531759	24.57%	14,898
2009	12.885652	18.088254	40.38%	681
2008	20.381388	12.885652	-36.78%	211
2007	20.402960	20.381388	-0.11%	207
2006	18.155414	20.402960	12.38%	207

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.455468	12.913377	-4.03%	301,707
2014	13.237451	13.455468	1.65%	298,546
2013	14.699118	13.237451	-9.94%	302,712
2012	13.911245	14.699118	5.66%	301,289
2011	12.650935	13.911245	9.96%	232,485
2010	12.230506	12.650935	3.44%	131,892
2009	11.277410	12.230506	8.45%	71,470
2008	11.645795	11.277410	-3.16%	34,624
2007	10.809888	11.645795	7.73%	30,143
2006	10.813529	10.809888	-0.03%	23,300
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	24.158328	22.357583	-7.45%	0
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	270
2012	14.556701	16.394036	12.62%	270
2011	14.382022	14.556701	1.21%	270
2010	12.836504	14.382022	12.04%	503
2009	11.076518	12.836504	15.89%	503
2008	17.246416	11.076518	-35.77%	503
2007	17.604714	17.246416	-2.04%	503
2006	15.315119	17.604714	14.95%	503
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	23.025180	22.298890	-3.15%	197,561
2014	20.130619	23.025180	14.38%	178,855
2013	15.748872	20.130619	27.82%	115,143
2012	13.770885	15.748872	14.36%	75,764
2011	14.113318	13.770885	-2.43%	49,896
2010	12.055015	14.113318	17.07%	35,846
2009	9.438220	12.055015	27.73%	20,200
2008	12.705990	9.438220	-25.72%	12,846
2007	13.234752	12.705990	-4.00%	12,996
2006	11.186722	13.234752	18.31%	8,678
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.152643	11.830070	-2.65%	545,290
2014	12.001161	12.152643	1.26%	802,511
2013	10.114716	12.001161	18.65%	460,025
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.747542	-2.52%	81,054
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.075762	14.686033	-2.59%	1,629,612
2014	15.030474	15.075762	0.30%	1,599,252
2013	13.350274	15.030474	12.59%	1,392,980
2012	12.338136	13.350274	8.20%	775,995
2011	13.012002	12.338136	-5.18%	479,540
2010	12.047512	13.012002	8.01%	176,265
2009*	10.000000	12.047512	20.48%	38,313

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.201575	-7.98%	29,251
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.775523	-2.24%	28,154
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.689419	11.679458	-7.96%	119,109
2014	12.209756	12.689419	3.93%	108,819
2013*	10.000000	12.209756	22.10%	43,889
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.867426	10.424458	-4.08%	70,081
2014*	10.000000	10.867426	8.67%	44,756
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.850236	32.532659	-3.89%	36,482
2014	32.724659	33.850236	3.44%	49,015
2013	23.633971	32.724659	38.46%	57,498
2012	20.752350	23.633971	13.89%	52,955
2011	20.971090	20.752350	-1.04%	31,604
2010	16.937364	20.971090	23.82%	27,278
2009	13.767326	16.937364	23.03%	9,209
2008	20.252351	13.767326	-32.02%	9,431
2007	20.719191	20.252351	-2.25%	9,951
2006	18.403088	20.719191	12.59%	9,143
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.526219	24.343383	-0.75%	138,418
2014	22.037215	24.526219	11.29%	158,998
2013	17.004166	22.037215	29.60%	201,997
2012	14.965480	17.004166	13.62%	173,926
2011	14.965816	14.965480	0.00%	109,789
2010	13.278689	14.965816	12.71%	95,173
2009	10.706193	13.278689	24.03%	60,741
2008	17.359068	10.706193	-38.33%	42,747
2007	16.804113	17.359068	3.30%	43,697
2006	14.822632	16.804113	13.37%	52,418
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	22.137140	21.191790	-4.27%	194,219
2014	20.864105	22.137140	6.10%	190,796
2013	17.548607	20.864105	18.89%	169,808
2012	16.193027	17.548607	8.37%	110,702
2011	15.133209	16.193027	7.00%	66,208
2010	13.367954	15.133209	13.21%	22,747
2009	11.114634	13.367954	20.27%	5,747
2008	16.072727	11.114634	-30.85%	4,908
2007	15.287971	16.072727	5.13%	4,908
2006	13.369024	15.287971	14.35%	4,908

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.714926	18.910150	-4.08%	0
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	0
2009	8.506413	10.526805	23.75%	176
2008	13.892332	8.506413	-38.77%	437
2007	15.914678	13.892332	-12.71%	634
2006	15.622711	15.914678	1.87%	738
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.947197	9.690925	-2.58%	260,666
2014	10.051420	9.947197	-1.04%	111,297
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	16.072912	14.798086	-7.93%	990
2014	16.554554	16.072912	-2.91%	990
2013	14.488942	16.554554	14.26%	5,702
2012	13.383188	14.488942	8.26%	5,702
2011	14.393262	13.383188	-7.02%	5,702
2010	12.943469	14.393262	11.20%	5,702
2009	11.613339	12.943469	11.45%	2,195
2008	16.780832	11.613339	-30.79%	3,832
2007	15.555400	16.780832	7.88%	3,832
2006	13.652916	15.555400	13.93%	3,832
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.683583	13.405476	-2.03%	19,936
2014	13.434163	13.683583	1.86%	24,142
2013	13.550919	13.434163	-0.86%	21,868
2012	12.583144	13.550919	7.69%	24,043
2011	12.537641	12.583144	0.36%	24,272
2010	11.766909	12.537641	6.55%	29,178
2009	9.952237	11.766909	18.23%	23,947
2008	10.940382	9.952237	-9.03%	23,624
2007	10.575637	10.940382	3.45%	18,362
2006	10.341756	10.575637	2.26%	18,084
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	15.016756	14.698109	-2.12%	88,254
2014	14.644250	15.016756	2.54%	95,966
2013	13.147371	14.644250	11.39%	92,488
2012	11.974613	13.147371	9.79%	66,730
2011	12.221123	11.974613	-2.02%	65,395
2010	11.035277	12.221123	10.75%	29,775
2009	9.047398	11.035277	21.97%	43,308
2008	12.287101	9.047398	-26.37%	27,351
2007	11.517879	12.287101	6.68%	42,529
2006	10.681338	11.517879	7.83%	9,405

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.569968	15.250512	-2.05%	297,571
2014	15.127960	15.569968	2.92%	279,436
2013	13.295195	15.127960	13.79%	228,686
2012	11.949934	13.295195	11.26%	120,356
2011	12.296505	11.949934	-2.82%	111,229
2010	10.930159	12.296505	12.50%	69,479
2009	8.641028	10.930159	26.49%	62,256
2008	13.068125	8.641028	-33.88%	52,652
2007	12.077926	13.068125	8.20%	165,075
2006	10.987647	12.077926	9.92%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.247758	15.903114	-2.12%	130,153
2014	15.764209	16.247758	3.07%	103,985
2013	13.195500	15.764209	19.47%	85,083
2012	11.642957	13.195500	13.33%	32,077
2011	12.176394	11.642957	-4.38%	9,334
2010	10.677541	12.176394	14.04%	10,813
2009	8.272037	10.677541	29.08%	10,916
2008	13.596993	8.272037	-39.16%	7,811
2007	12.440804	13.596993	9.29%	7,926
2006	11.195544	12.440804	11.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.931087	13.202890	-22.02%	171,702
2014	19.724711	16.931087	-14.16%	161,585
2013	16.146646	19.724711	22.16%	99,290
2012	15.668033	16.146646	3.05%	54,374
2011	16.795613	15.668033	-6.71%	40,911
2010	14.324389	16.795613	17.25%	30,893
2009	9.864477	14.324389	45.21%	10,880
2008	21.987615	9.864477	-55.14%	7,963
2007	15.343753	21.987615	43.30%	6,809
2006	13.370886	15.343753	14.75%	6,641
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.810831	21.494481	-5.77%	479,426
2014	21.369676	22.810831	6.74%	430,002
2013	16.989318	21.369676	25.78%	353,272
2012	14.750481	16.989318	15.18%	235,970
2011	14.892313	14.750481	-0.95%	111,020
2010	13.169727	14.892313	13.08%	81,159
2009	10.304503	13.169727	27.81%	48,922
2008	18.312401	10.304503	-43.73%	52,393
2007	18.377949	18.312401	-0.36%	49,044
2006	15.572455	18.377949	18.02%	43,474

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.539551	25.814111	5.19%	481,411
2014	22.464534	24.539551	9.24%	367,380
2013	16.786436	22.464534	33.83%	224,077
2012	14.912234	16.786436	12.57%	79,958
2011	15.159132	14.912234	-1.63%	47,123
2010	12.437567	15.159132	21.88%	11,831
2009	9.877541	12.437567	25.92%	5,323
2008	19.051446	9.877541	-48.15%	6,006
2007	15.287281	19.051446	24.62%	6,302
2006	14.577120	15.287281	4.87%	5,874
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.904259	13.565521	-2.44%	415,255
2014	13.378745	13.904259	3.93%	312,458
2013	13.883368	13.378745	-3.63%	262,128
2012	13.360935	13.883368	3.91%	283,272
2011	12.685157	13.360935	5.33%	177,538
2010	11.986646	12.685157	5.83%	138,697
2009	10.549582	11.986646	13.62%	55,561
2008	11.105543	10.549582	-5.01%	29,026
2007	10.844196	11.105543	2.41%	30,963
2006	10.582306	10.844196	2.47%	23,728
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	36.526674	35.356804	-3.20%	217,513
2014	35.008988	36.526674	4.34%	184,648
2013	26.185373	35.008988	33.70%	158,980
2012	23.229340	26.185373	12.73%	102,523
2011	26.480213	23.229340	-12.28%	81,002
2010	20.930292	26.480213	26.52%	58,510
2009	15.220205	20.930292	37.52%	39,314
2008	25.612307	15.220205	-40.57%	34,004
2007	22.569273	25.612307	13.48%	32,959
2006	20.404472	22.569273	10.61%	27,438
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.770183	22.128001	1.64%	77,348
2014	24.125915	21.770183	-9.76%	0
2013	18.835879	24.125915	28.08%	0
2012	15.902216	18.835879	18.45%	0
2011	19.550492	15.902216	-18.66%	0
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
2008	25.711757	14.177893	-44.86%	0
2007	22.324984	25.711757	15.17%	0
2006	19.263360	22.324984	15.89%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.777689	29.318976	-4.74%	0
2014	29.365563	30.777689	4.81%	0
2013	22.923545	29.365563	28.10%	4,005
2012	18.334851	22.923545	25.03%	4,005
2011	20.483684	18.334851	-10.49%	4,005
2010	16.476816	20.483684	24.32%	4,005
2009	10.655087	16.476816	54.64%	4,150
2008	22.229288	10.655087	-52.07%	4,365
2007	21.426839	22.229288	3.75%	4,528
2006	18.769584	21.426839	14.16%	6,562
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.408313	11.451128	-7.71%	717,119
2014	12.260892	12.408313	1.20%	695,993
2013	10.067148	12.260892	21.79%	461,172
2012	8.871033	10.067148	13.48%	214,192
2011	9.156174	8.871033	-3.11%	119,552
2010	8.439583	9.156174	8.49%	42,121
2009	6.584786	8.439583	28.17%	221,525
2008*	10.000000	6.584786	-34.15%	2,225
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.951683	13.674555	-8.54%	1,368,083
2014	14.524375	14.951683	2.94%	1,210,904
2013	12.954481	14.524375	12.12%	876,671
2012	11.686925	12.954481	10.85%	584,690
2011	11.599971	11.686925	0.75%	286,554
2010	10.462580	11.599971	10.87%	146,348
2009	7.841436	10.462580	33.43%	94,111
2008	11.328748	7.841436	-30.78%	106,618
2007	11.097057	11.328748	2.09%	111,880
2006*	10.000000	11.097057	10.97%	54,057
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.913618	23.620681	-5.19%	10,102
2014	23.287348	24.913618	6.98%	12,652
2013	18.248147	23.287348	27.61%	14,685
2012	16.564188	18.248147	10.17%	14,812
2011	15.880295	16.564188	4.31%	15,460
2010	13.376801	15.880295	18.72%	15,978
2009	11.584978	13.376801	15.47%	21,856
2008	16.150306	11.584978	-28.27%	23,711
2007	16.867731	16.150306	-4.25%	26,035
2006	14.635223	16.867731	15.25%	29,344

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	32.074607	29.229900	-8.87%	64,443
2014	32.411142	32.074607	-1.04%	69,756
2013	24.176676	32.411142	34.06%	73,433
2012	20.754378	24.176676	16.49%	72,987
2011	21.915273	20.754378	-5.30%	37,226
2010	17.369292	21.915273	26.17%	31,769
2009	13.666982	17.369292	27.09%	31,407
2008	20.736007	13.666982	-34.09%	26,572
2007	21.588889	20.736007	-3.95%	23,597
2006	18.754252	21.588889	15.11%	23,856
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.327694	7.379098	-20.89%	12,859
2014*	10.000000	9.327694	-6.72%	13,404
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.564395	19.841566	-7.99%	13,693
2014	24.660268	21.564395	-12.55%	14,259
2013	20.379728	24.660268	21.00%	7,769
2012	17.517842	20.379728	16.34%	7,769
2011	19.920770	17.517842	-12.06%	7,769
2010	18.674542	19.920770	6.67%	7,769
2009	13.848383	18.674542	34.85%	8,028
2008	23.605325	13.848383	-41.33%	8,028
2007	20.779294	23.605325	13.60%	8,041
2006	17.387393	20.779294	19.51%	8,198
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.753773	9.184531	-5.84%	1,264,424
2014	9.733945	9.753773	0.20%	1,186,355
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.661174	10.807077	-7.32%	59,664
2014	11.400965	11.661174	2.28%	53,925
2013	10.202217	11.400965	11.75%	50,976
2012*	10.000000	10.202217	2.02%	6,516
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.183564	10.205891	0.22%	111,211
2014	9.888395	10.183564	2.99%	78,272
2013*	10.000000	9.888395	-1.12%	40,402
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.093885	14.527137	3.07%	2,423
2014	13.241411	14.093885	6.44%	2,634
2013	9.625937	13.241411	37.56%	3,560
2012*	10.000000	9.625937	-3.74%	3,560

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.877667	12.129177	-5.81%	42,107
2014	12.563216	12.877667	2.50%	53,545
2013	9.938515	12.563216	26.41%	31,501
2012*	10.000000	9.938515	-0.61%	12,498
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.845782	13.766181	-0.57%	14,831
2014	13.065937	13.845782	5.97%	17,618
2013	9.720326	13.065937	34.42%	22,315
2012*	10.000000	9.720326	-2.80%	21,442
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.558006	14.031260	-9.81%	1,624,062
2014	16.689770	15.558006	-6.78%	1,692,174
2013	13.554536	16.689770	23.13%	1,420,979
2012	11.558890	13.554536	17.27%	792,795
2011	12.658677	11.558890	-8.69%	403,241
2010	11.837444	12.658677	6.94%	137,345
2009*	10.000000	11.837444	18.37%	19,290
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.767901	10.826354	-8.00%	914,354
2014	11.735716	11.767901	0.27%	938,436
2013	10.793279	11.735716	8.73%	856,237
2012*	10.000000	10.793279	7.93%	144,563
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.636142	12.642371	-7.29%	438,534
2014	12.846881	13.636142	6.14%	395,294
2013	10.047642	12.846881	27.86%	293,284
2012*	10.000000	10.047642	0.48%	35,639
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	23.262259	22.984024	-1.20%	7,380
2014	21.841141	23.262259	6.51%	7,380
2013	18.527280	21.841141	17.89%	5,005
2012	16.607932	18.527280	11.56%	5,252
2011	16.651767	16.607932	-0.26%	5,041
2010	15.651559	16.651767	6.39%	8,983
2009	12.665775	15.651559	23.57%	13,651
2008	15.334560	12.665775	-17.40%	13,651
2007	14.131476	15.334560	8.51%	13,651
2006	13.006046	14.103710	8.60%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.766197	-2.34%	56,846

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	29.252806	32.220910	10.15%	101,510
2014	27.407642	29.252806	6.73%	108,661
2013	21.280441	27.407642	28.79%	132,917
2012	17.461218	21.280441	21.87%	105,940
2011	19.068241	17.461218	-8.43%	69,615
2010	18.198945	19.068241	4.78%	55,373
2009	12.666338	18.198945	43.68%	20,596
2008	23.114947	12.666338	-45.20%	11,995
2007	17.193769	23.114947	34.44%	8,405
2006	16.012813	17.193769	7.38%	7,093
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.248429	14.671792	2.97%	196,966
2014	13.242263	14.248429	7.60%	161,260
2013	9.939732	13.242263	33.23%	124,248
2012*	10.000000	9.939732	-0.60%	36,774
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	29.134916	26.144451	-10.26%	62,108
2014	33.685224	29.134916	-13.51%	62,034
2013	29.954850	33.685224	12.45%	48,405
2012	26.897782	29.954850	11.37%	42,824
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
2008	39.649038	18.636894	-53.00%	0
2007	31.477434	39.649038	25.96%	0
2006	21.815277	31.477434	44.29%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.217400	7.250773	-21.34%	146,936
2014	9.822798	9.217400	-6.16%	63,352
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.911061	12.431862	-3.71%	85,608
2014	14.184069	12.911061	-8.97%	85,853
2013	10.207292	14.184069	38.96%	58,837
2012*	10.000000	10.207292	2.07%	10,765
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	27.453783	26.762192	-2.52%	272,805
2014	25.317220	27.453783	8.44%	259,233
2013	18.974532	25.317220	33.43%	226,801
2012	16.640806	18.974532	14.02%	128,728
2011	16.990082	16.640806	-2.06%	87,404
2010	15.524850	16.990082	9.44%	53,839
2009	12.884544	15.524850	20.49%	18,696
2008	19.469028	12.884544	-33.82%	16,144
2007	18.390788	19.469028	5.86%	18,711
2006	15.508758	18.390788	18.58%	10,737

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.783438	15.466300	4.62%	527,340
2014	14.855551	14.783438	-0.49%	432,203
2013	11.828295	14.855551	25.59%	321,458
2012	10.369104	11.828295	14.07%	149,013
2011	10.728047	10.369104	-3.35%	72,016
2010*	10.000000	10.728047	7.28%	38,125
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.716533	-2.83%	5,227
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.606704	15.169788	-8.65%	31,976
2014	17.232436	16.606704	-3.63%	40,589
2013	13.275050	17.232436	29.81%	42,628
2012	11.002007	13.275050	20.66%	28,561
2011	11.283324	11.002007	-2.49%	10,130
2010*	10.000000	11.283324	12.83%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.168908	20.845233	-5.97%	124,520
2014	19.946708	22.168908	11.14%	101,174
2013	15.394976	19.946708	29.57%	85,352
2012	13.671001	15.394976	12.61%	46,492
2011	13.825581	13.671001	-1.12%	36,336
2010	12.417195	13.825581	11.34%	40,959
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.299178	14.208866	-0.63%	3,187,534
2014	13.840957	14.299178	3.31%	2,645,631
2013	11.409307	13.840957	21.31%	2,099,113
2012	10.020388	11.409307	13.86%	1,044,024
2011	10.089236	10.020388	-0.68%	564,928
2010	9.153218	10.089236	10.23%	228,166
2009	7.537242	9.153218	21.44%	108,610
2008	10.907812	7.537242	-30.90%	83,379
2007	10.444700	10.907812	4.43%	124,047
2006*	10.000000	10.444700	4.45%	18,993
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.475254	11.265560	-1.83%	417,289
2014	11.108794	11.475254	3.30%	324,246
2013	11.587676	11.108794	-4.13%	242,208
2012	11.219328	11.587676	3.28%	207,392
2011	10.783999	11.219328	4.04%	165,370
2010	10.339936	10.783999	4.29%	143,013
2009	9.369657	10.339936	10.36%	81,046
2008	10.565011	9.369657	-11.31%	56,620
2007	10.426790	10.565011	1.33%	53,719
2006*	10.000000	10.426790	4.27%	17,565

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.124041	15.855794	4.84%	831,180
2014	15.092915	15.124041	0.21%	731,635
2013	11.923253	15.092915	26.58%	481,751
2012	9.925368	11.923253	20.13%	227,774
2011	11.121844	9.925368	-10.76%	131,510
2010	10.154988	11.121844	9.52%	102,347
2009	7.288016	10.154988	39.34%	57,143
2008	12.070327	7.288016	-39.62%	34,723
2007	10.726774	12.070327	12.53%	30,952
2006*	10.000000	10.726774	7.27%	64,142
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.462710	15.145964	4.72%	1,348,486
2014	13.600737	14.462710	6.34%	1,176,024
2013	10.664096	13.600737	27.54%	940,431
2012	9.231445	10.664096	15.52%	520,767
2011	9.842687	9.231445	-6.21%	378,911
2010	8.462921	9.842687	16.30%	310,637
2009	6.197142	8.462921	36.56%	184,951
2008	11.289658	6.197142	-45.11%	141,468
2007	10.254148	11.289658	10.10%	136,881
2006*	10.000000	10.254148	2.54%	21,204
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.171150	13.101235	-0.53%	1,742,880
2014	12.143349	13.171150	8.46%	1,494,435
2013	9.280938	12.143349	30.84%	1,020,785
2012	8.057376	9.280938	15.19%	437,132
2011	8.375360	8.057376	-3.80%	374,966
2010	7.669690	8.375360	9.20%	245,234
2009	5.964017	7.669690	28.60%	107,939
2008	9.786217	5.964017	-39.06%	98,344
2007*	10.000000	9.786217	-2.14%	94,740
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.265636	-7.34%	21,970
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.940363	19.109692	-4.17%	175,852
2014	19.760630	19.940363	0.91%	192,842
2013	18.755489	19.760630	5.36%	2,154
2012	16.639082	18.755489	12.72%	2,337
2011	16.287204	16.639082	2.16%	2,352
2010	14.627741	16.287204	11.34%	2,367
2009	10.181901	14.627741	43.66%	3,072
2008	14.369521	10.181901	-29.14%	3,645
2007	14.160558	14.369521	1.48%	3,989
2006	13.010580	14.160558	8.84%	4,180

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.650395	22.675525	-8.01%	142,835
2014	22.998312	24.650395	7.18%	155,415
2013	17.274269	22.998312	33.14%	109,686
2012	14.856263	17.274269	16.28%	60,490
2011	15.492312	14.856263	-4.11%	59,915
2010	13.637622	15.492312	13.60%	24,206
2009	10.804956	13.637622	26.22%	14,101
2008	17.490950	10.804956	-38.23%	13,523
2007	18.252744	17.490950	-4.17%	13,200
2006	16.051165	18.252744	13.72%	10,751
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.484322	10.943577	-4.71%	14,301
2014	11.316983	11.484322	1.48%	12,555
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.150671	10.778967	-3.33%	210,121
2014	11.125179	11.150671	0.23%	121,878
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.896912	12.539184	-2.77%	44,642
2014	12.299836	12.896912	4.85%	53,562
2013	8.708625	12.299836	41.24%	73,005
2012	7.575239	8.708625	14.96%	40,751
2011	8.713869	7.575239	-13.07%	14,849
2010	7.674674	8.713869	13.54%	9,090
2009	5.098914	7.674674	50.52%	2,871
2008*	10.000000	5.098914	-49.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.842112	14.543528	-2.01%	58,166
2014	13.648971	14.842112	8.74%	50,943
2013	10.011241	13.648971	36.34%	48,874
2012	9.134578	10.011241	9.60%	14,265
2011	9.596199	9.134578	-4.81%	21,496
2010	7.892510	9.596199	21.59%	2,692
2009	6.110181	7.892510	29.17%	0
2008*	10.000000	6.110181	-38.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.584344	12.165795	-3.33%	159,882
2014	12.238624	12.584344	2.82%	177,890
2013	9.606118	12.238624	27.40%	175,174
2012	8.404994	9.606118	14.29%	111,485
2011	9.123333	8.404994	-7.87%	95,453
2010	8.065347	9.123333	13.12%	38,645
2009	6.344226	8.065347	27.13%	15,953
2008*	10.000000	6.344226	-36.56%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.435649	12.107042	-2.64%	1,002,066
2014	12.117125	12.435649	2.63%	914,543
2013	10.739944	12.117125	12.82%	894,419
2012	9.827937	10.739944	9.28%	597,069
2011	10.123577	9.827937	-2.92%	402,861
2010	9.318454	10.123577	8.64%	84,945
2009	7.903416	9.318454	17.90%	43,844
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.673240	12.304774	-2.91%	534,062
2014	12.301449	12.673240	3.02%	423,940
2013	10.310816	12.301449	19.31%	292,125
2012	9.220877	10.310816	11.82%	216,139
2011	9.705119	9.220877	-4.99%	97,942
2010	8.775630	9.705119	10.59%	27,531
2009	7.182694	8.775630	22.18%	8,312
2008*	10.000000	7.182694	-28.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.723899	11.451654	-2.32%	697,178
2014	11.529829	11.723899	1.68%	621,087
2013	11.166474	11.529829	3.25%	512,746
2012	10.556847	11.166474	5.77%	358,391
2011	10.578841	10.556847	-0.21%	234,395
2010	10.066259	10.578841	5.09%	53,796
2009	9.051407	10.066259	11.21%	49,318
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.871267	10.237978	-5.83%	282,389
2014	10.803853	10.871267	0.62%	258,518
2013*	10.000000	10.803853	8.04%	138,568
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.876137	10.180195	-6.40%	474,499
2014	10.942101	10.876137	-0.60%	500,056
2013*	10.000000	10.942101	9.42%	127,512
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.567429	12.234537	-2.65%	2,073,679
2014	12.213602	12.567429	2.90%	1,968,550
2013	10.536222	12.213602	15.92%	1,464,050
2012	9.529175	10.536222	10.57%	583,140
2011	9.915082	9.529175	-3.89%	341,648
2010	9.047478	9.915082	9.59%	114,189
2009	7.539794	9.047478	20.00%	118,184
2008*	10.000000	7.539794	-24.60%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.604625	12.215941	-3.08%	460,881
2014	12.250727	12.604625	2.89%	462,838
2013	10.017858	12.250727	22.29%	438,854
2012	8.885150	10.017858	12.75%	282,608
2011	9.471826	8.885150	-6.19%	126,619
2010	8.494974	9.471826	11.50%	42,434
2009	6.820361	8.494974	24.55%	6,131
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.258239	11.933614	-2.65%	601,098
2014	11.968960	12.258239	2.42%	504,601
2013	10.934659	11.968960	9.46%	409,361
2012	10.098600	10.934659	8.28%	344,349
2011	10.290272	10.098600	-1.86%	228,284
2010	9.591116	10.290272	7.29%	182,038
2009	8.282650	9.591116	15.80%	6,893
2008*	10.000000	8.282650	-17.17%	1,768
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.088315	11.790163	-2.47%	255,065
2014	11.735766	12.088315	3.00%	246,569
2013	12.185985	11.735766	-3.69%	121,078
2012	11.522414	12.185985	5.76%	78,265
2011	11.021687	11.522414	4.54%	57,005
2010	10.489872	11.021687	5.07%	16,878
2009	9.817027	10.489872	6.85%	3,573
2008*	10.000000	9.817027	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.099503	12.823240	-2.11%	135,870
2014	12.692890	13.099503	3.20%	92,460
2013	13.169096	12.692890	-3.62%	60,387
2012	12.494405	13.169096	5.40%	64,553
2011	11.972943	12.494405	4.36%	56,728
2010	11.254404	11.972943	6.38%	13,013
2009	9.822838	11.254404	14.57%	1,625
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	30.042910	24.763164	-17.57%	116,698
2014	32.387391	30.042910	-7.24%	130,036
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	142
2008	49.331720	20.421084	-58.60%	353
2007	34.532168	49.331720	42.86%	513
2006	25.743289	34.532168	34.14%	597

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.782639	12.564431	-1.71%	180,839
2014	12.422870	12.782639	2.90%	159,614
2013	13.158533	12.422870	-5.59%	167,579
2012	12.976355	13.158533	1.40%	292,097
2011	12.294754	12.976355	5.54%	203,828
2010	11.924444	12.294754	3.11%	94,637
2009	11.801052	11.924444	1.05%	72,182
2008	11.133461	11.801052	6.00%	79,523
2007	10.559563	11.133461	5.43%	20,322
2006	10.383839	10.559563	1.69%	9,453
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.757950	8.340239	-4.77%	154,555
2014	8.964887	8.757950	-2.31%	109,102
2013	7.749583	8.964887	15.68%	89,644
2012	6.835126	7.749583	13.38%	67,568
2011	7.717855	6.835126	-11.44%	88,964
2010	6.940738	7.717855	11.20%	19,607
2009	5.448853	6.940738	27.38%	21,140
2008*	10.000000	5.448853	-45.51%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.585993	9.301580	-2.97%	216,582
2014	10.384440	9.585993	-7.69%	168,526
2013	8.720863	10.384440	19.08%	149,689
2012	7.497524	8.720863	16.32%	30,292
2011	8.742609	7.497524	-14.24%	4,045
2010	8.272622	8.742609	5.68%	30,075
2009	6.536956	8.272622	26.55%	5,155
2008	11.673690	6.536956	-44.00%	6,966
2007	10.846210	11.673690	7.63%	10,133
2006*	10.000000	10.846210	8.46%	4,654
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.996480	23.376838	-2.58%	199,499
2014	23.228642	23.996480	3.31%	208,789
2013	18.551422	23.228642	25.21%	169,202
2012	16.266809	18.551422	14.04%	139,704
2011	17.207273	16.266809	-5.47%	101,407
2010	15.255212	17.207273	12.80%	78,402
2009	12.187565	15.255212	25.17%	27,689
2008	19.611669	12.187565	-37.86%	28,840
2007	18.811454	19.611669	4.25%	28,818
2006	16.357271	18.811454	15.00%	56,339

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.271717	15.001263	-1.77%	689,452
2014	14.839596	15.271717	2.91%	590,398
2013	13.296005	14.839596	11.61%	448,285
2012	12.353220	13.296005	7.63%	155,066
2011	12.443560	12.353220	-0.73%	104,871
2010	11.515622	12.443560	8.06%	47,810
2009*	10.000000	11.515622	15.16%	36,639
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.445293	17.074860	-2.12%	461,765
2014	16.850710	17.445293	3.53%	333,601
2013	14.330900	16.850710	17.58%	251,197
2012	12.975019	14.330900	10.45%	147,918
2011	13.310100	12.975019	-2.52%	43,148
2010	12.073858	13.310100	10.24%	41,283
2009*	10.000000	12.073858	20.74%	26,919
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.920261	13.733797	-1.34%	924,064
2014	13.616857	13.920261	2.23%	946,797
2013	13.200453	13.616857	3.15%	777,483
2012	12.755443	13.200453	3.49%	430,180
2011	12.593285	12.755443	1.29%	240,743
2010	12.085834	12.593285	4.20%	101,502
2009	11.259468	12.085834	7.34%	36,607
2008	12.175906	11.259468	-7.53%	7,671
2007	11.743052	12.175906	3.69%	14,227
2006	11.240596	11.743052	4.47%	6,623
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.725804	10.212099	-4.79%	266,202
2014	10.638928	10.725804	0.82%	219,526
2013*	10.000000	10.638928	6.39%	42,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.738592	10.148841	-5.49%	198,713
2014	10.727233	10.738592	0.11%	174,348
2013*	10.000000	10.727233	7.27%	49,180
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	19.157395	18.787779	-1.93%	1,173,948
2014	18.509872	19.157395	3.50%	1,105,609
2013	16.128952	18.509872	14.76%	990,163
2012	14.792455	16.128952	9.03%	665,147
2011	15.038547	14.792455	-1.64%	517,820
2010	13.779143	15.038547	9.14%	406,969
2009	11.754010	13.779143	17.23%	359,472
2008	15.552908	11.754010	-24.43%	468,230
2007	14.960495	15.552908	3.96%	381,493
2006	13.653042	14.960495	9.58%	291,245

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.971809	21.462451	-2.32%	401,270
2014	21.274489	21.971809	3.28%	382,083
2013	17.666886	21.274489	20.42%	327,043
2012	15.783031	17.666886	11.94%	189,544
2011	16.387640	15.783031	-3.69%	145,989
2010	14.759653	16.387640	11.03%	79,853
2009	12.058324	14.759653	22.40%	63,868
2008	17.861621	12.058324	-32.49%	54,523
2007	17.101815	17.861621	4.44%	63,920
2006	15.172866	17.101815	12.71%	45,917
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.612778	16.341968	-1.63%	706,266
2014	16.118956	16.612778	3.06%	541,696
2013	14.825135	16.118956	8.73%	528,318
2012	13.945554	14.825135	6.31%	374,425
2011	13.885416	13.945554	0.43%	340,998
2010	13.003655	13.885416	6.78%	173,503
2009	11.535373	13.003655	12.73%	78,655
2008	13.798951	11.535373	-16.40%	41,045
2007	13.248273	13.798951	4.16%	38,723
2006	12.417219	13.248273	6.69%	7,610
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	22.059889	22.753747	3.15%	143,292
2014	20.650430	22.059889	6.83%	106,350
2013	15.398590	20.650430	34.11%	93,813
2012	13.215069	15.398590	16.52%	91,478
2011	13.773149	13.215069	-4.05%	70,492
2010	12.898447	13.773149	6.78%	62,408
2009*	10.000000	12.898447	28.98%	897
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.930687	9.552209	-3.81%	373,276
2014*	10.000000	9.930687	-0.69%	297,106
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.126626	9.978700	-1.46%	28,782
2014*	10.000000	10.126626	1.27%	15,462
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	33.597035	32.221668	-4.09%	164,045
2014	31.203815	33.597035	7.67%	127,426
2013	23.834214	31.203815	30.92%	106,446
2012	20.619756	23.834214	15.59%	69,569
2011	21.501436	20.619756	-4.10%	51,925
2010	17.314144	21.501436	24.18%	39,274
2009	12.866511	17.314144	34.57%	18,813
2008	20.580401	12.866511	-37.48%	21,326
2007	19.446772	20.580401	5.83%	22,033
2006	17.983657	19.446772	8.14%	15,300

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.603961	9.450299	-1.60%	2,074,925
2014	9.760122	9.603961	-1.60%	2,108,495
2013	9.918820	9.760122	-1.60%	1,654,401
2012	10.080544	9.918820	-1.60%	1,035,003
2011	10.243993	10.080544	-1.60%	639,864
2010	10.410549	10.243993	-1.60%	517,055
2009	10.575386	10.410549	-1.56%	264,461
2008	10.531068	10.575386	0.42%	205,141
2007	10.213733	10.531068	3.11%	74,295
2006	9.929517	10.213733	2.86%	14,522
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.107336	14.435943	-4.44%	258,306
2014	14.779017	15.107336	2.22%	302,066
2013	15.190129	14.779017	-2.71%	206,558
2012	13.753001	15.190129	10.45%	144,795
2011	13.241444	13.753001	3.86%	70,498
2010	12.168368	13.241444	8.82%	24,077
2009	9.942246	12.168368	22.39%	16,496
2008	12.216298	9.942246	-18.61%	5,237
2007	11.867168	12.216298	2.94%	5,704
2006	11.503052	11.867168	3.17%	6,067
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.623347	10.384934	-2.24%	105,041
2014	10.944064	10.623347	-2.93%	77,828
2013	9.185849	10.944064	19.14%	58,643
2012	8.081307	9.185849	13.67%	20,094
2011	9.086965	8.081307	-11.07%	13,754
2010	8.114390	9.086965	11.99%	7,697
2009	6.058679	8.114390	33.93%	7,676
2008*	10.000000	6.058679	-39.41%	635
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.248707	14.202581	-6.86%	58,405
2014	17.157025	15.248707	-11.12%	54,333
2013	14.403929	17.157025	19.11%	0
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
2008	21.743316	11.450634	-47.34%	0
2007	21.516083	21.743316	1.06%	0
2006	17.863159	21.516083	20.45%	0

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.182311	14.392141	1.48%	166,629
2014	13.085001	14.182311	8.39%	152,701
2013	9.893093	13.085001	32.26%	165,769
2012	8.657050	9.893093	14.28%	97,442
2011	9.091405	8.657050	-4.78%	85,951
2010	8.009068	9.091405	13.51%	27,200
2009	6.292346	8.009068	27.28%	11,648
2008*	10.000000	6.292346	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.462609	12.791946	-4.98%	160,999
2014	12.410294	13.462609	8.48%	157,909
2013	9.340331	12.410294	32.87%	136,764
2012	8.072481	9.340331	15.71%	86,007
2011	8.735710	8.072481	-7.59%	59,696
2010	7.874053	8.735710	10.94%	32,530
2009	6.280491	7.874053	25.37%	36,506
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.209370	13.933674	-1.94%	200,445
2014	13.922552	14.209370	2.06%	93,822
2013	10.207959	13.922552	36.39%	85,895
2012	9.049132	10.207959	12.81%	54,954
2011	9.624361	9.049132	-5.98%	46,538
2010	7.733736	9.624361	24.45%	14,719
2009	6.202867	7.733736	24.68%	13,992
2008*	10.000000	6.202867	-37.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.091435	16.332646	-4.44%	105,353
2014	14.843036	17.091435	15.15%	74,630
2013	11.117741	14.843036	33.51%	60,511
2012	9.711509	11.117741	14.48%	35,506
2011	10.103648	9.711509	-3.88%	21,965
2010	8.582814	10.103648	17.72%	7,653
2009	6.685366	8.582814	28.38%	8,751
2008*	10.000000	6.685366	-33.15%	319
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.281846	22.041440	-1.08%	77,023
2014	22.083646	22.281846	0.90%	38,225
2013	15.590460	22.083646	41.65%	25,199
2012	14.010209	15.590460	11.28%	30,456
2011	14.361230	14.010209	-2.44%	25,444
2010	11.665889	14.361230	23.10%	12,375
2009	9.321418	11.665889	25.15%	4,092
2008	17.719173	9.321418	-47.39%	3,406
2007	16.446395	17.719173	7.74%	4,774
2006	16.228647	16.446395	1.34%	5,200

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	33.513737	30.903389	-7.79%	42,345
2014	31.900538	33.513737	5.06%	35,371
2013	23.152434	31.900538	37.78%	27,179
2012	19.558424	23.152434	18.38%	21,389
2011	21.022225	19.558424	-6.96%	19,841
2010	16.891763	21.022225	24.45%	11,056
2009	13.639292	16.891763	23.85%	2,435
2008	20.474906	13.639292	-33.39%	2,171
2007	22.431312	20.474906	-8.72%	3,745
2006	19.466836	22.431312	15.23%	4,987
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.538217	28.514738	-3.46%	37,975
2014	29.852578	29.538217	-1.05%	36,197
2013	21.584842	29.852578	38.30%	31,850
2012	19.037780	21.584842	13.38%	16,562
2011	20.538617	19.037780	-7.31%	16,177
2010	16.700576	20.538617	22.98%	10,628
2009	12.625283	16.700576	32.28%	8,030
2008	20.814123	12.625283	-39.34%	13,457
2007	20.761119	20.814123	0.26%	13,138
2006	18.879084	20.761119	9.97%	7,368
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.878120	21.670555	-0.95%	29,865
2014	19.884247	21.878120	10.03%	37,933
2013	15.450290	19.884247	28.70%	28,925
2012	13.792245	15.450290	12.02%	1,021
2011	13.963239	13.792245	-1.22%	806
2010	12.532874	13.963239	11.41%	2,286
2009	10.144166	12.532874	23.55%	11,377
2008	17.656561	10.144166	-42.55%	11,377
2007	16.632365	17.656561	6.16%	11,377
2006	14.904674	16.632365	11.59%	11,377
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.888310	12.892526	-7.17%	467,082
2014	10.974612	13.888310	26.55%	469,479
2013	10.859827	10.974612	1.06%	385,410
2012	9.548921	10.859827	13.73%	215,434
2011	9.142631	9.548921	4.44%	143,516
2010	7.156887	9.142631	27.75%	47,847
2009	5.572806	7.156887	28.43%	23,548
2008*	10.000000	5.572806	-44.27%	870
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.990655	12.903330	-0.67%	1,278,156
2014	11.675089	12.990655	11.27%	780,079
2013*	10.000000	11.675089	16.75%	339,976

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.334346	10.134303	-1.94%	370,051
2014	10.450771	10.334346	-1.11%	389,414
2013	10.609527	10.450771	-1.50%	358,477
2012	10.415485	10.609527	1.86%	270,844
2011	10.448755	10.415485	-0.32%	122,888
2010	10.367761	10.448755	0.78%	116,536
2009	9.836967	10.367761	5.40%	65,845
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.905266	12.078820	-6.40%	237,785
2014	12.544163	12.905266	2.88%	182,073
2013*	10.000000	12.544163	25.44%	112,853
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.611837	13.816837	-5.44%	109,595
2014	16.166548	14.611837	-9.62%	94,144
2013	13.680366	16.166548	18.17%	64,355
2012	11.628298	13.680366	17.65%	31,450
2011	13.493927	11.628298	-13.83%	21,037
2010	12.894893	13.493927	4.65%	9,155
2009*	10.000000	12.894893	28.95%	1,299
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	29.513430	29.330103	-0.62%	1,133
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.308321	10.162021	-1.42%	92,190
2014	10.412426	10.308321	-1.00%	99,218
2013	10.516856	10.412426	-0.99%	99,298
2012	10.217747	10.516856	2.93%	157,364
2011	10.353523	10.217747	-1.31%	84,960
2010	9.993690	10.353523	3.60%	60,822
2009	8.961825	9.993690	11.51%	17,263
2008	10.520337	8.961825	-14.81%	10,070
2007	10.205378	10.520337	3.09%	11,872
2006	9.952665	10.205378	2.54%	12,012
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	24.256053	23.757299	-2.06%	11,457
2014	22.331964	24.256053	8.62%	11,457
2013	16.492999	22.331964	35.40%	11,457
2012	15.103511	16.492999	9.20%	11,457
2011	15.836435	15.103511	-4.63%	11,457
2010	13.099765	15.836435	20.89%	11,457
2009	10.129439	13.099765	29.32%	11,457
2008	16.999583	10.129439	-40.41%	14,708
2007	16.055160	16.999583	5.88%	14,506
2006	14.349244	16.055160	11.89%	11,219

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.840234	10.158036	-6.29%	244,128
2014	10.727895	10.840234	1.05%	247,444
2013	10.144884	10.727895	5.75%	176,987
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.593542	10.338094	-10.83%	19,993
2014	11.678813	11.593542	-0.73%	21,710
2013	10.263615	11.678813	13.79%	10,258
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.424649	10.491744	-8.17%	60,676
2014	11.327403	11.424649	0.86%	62,420
2013	10.281267	11.327403	10.18%	12,555
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	29.496880	30.090800	2.01%	123,332
2014	29.372625	29.496880	0.42%	103,686
2013	23.505623	29.372625	24.96%	23
2012	19.750746	23.505623	19.01%	23
2011	21.942382	19.750746	-9.99%	23
2010	19.272506	21.942382	13.85%	486
2009	14.054712	19.272506	37.12%	1,581
2008	23.938117	14.054712	-41.29%	1,834
2007	22.934794	23.938117	4.37%	1,865
2006	19.858496	22.934794	15.49%	1,892
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.031931	9.625427	-4.05%	153,568
2014	9.947216	10.031931	0.85%	136,707
2013	10.146203	9.947216	-1.96%	80,274
2012*	10.000000	10.146203	1.46%	3,374
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.015644	9.146919	1.46%	106,096
2014*	10.000000	9.015644	-9.84%	31,041
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	23.227876	23.566334	1.46%	145,108
2014	21.381734	23.227876	8.63%	137,693
2013	16.531856	21.381734	29.34%	92,465
2012	14.408177	16.531856	14.74%	68,410
2011	14.688167	14.408177	-1.91%	19,466
2010	12.887321	14.688167	13.97%	17,070
2009	10.232409	12.887321	25.95%	13,710
2008	16.943761	10.232409	-39.61%	11,744
2007	16.534344	16.943761	2.48%	12,145
2006	14.641582	16.534344	12.93%	8,367

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	35.207989	32.533439	-7.60%	75,944
2014	32.045669	35.207989	9.87%	60,949
2013	23.158650	32.045669	38.37%	43,132
2012	20.001744	23.158650	15.78%	28,512
2011	20.822521	20.001744	-3.94%	22,160
2010	17.196075	20.822521	21.09%	11,400
2009	12.766925	17.196075	34.69%	5,740
2008	20.928584	12.766925	-39.00%	5,510
2007	21.571062	20.928584	-2.98%	5,693
2006	19.118454	21.571062	12.83%	5,258
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.324354	9.225722	-10.64%	478,812
2014	10.444724	10.324354	-1.15%	619,632
2013	10.602967	10.444724	-1.49%	656,709
2012*	10.000000	10.602967	6.03%	241,540
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.116675	8.758631	-3.93%	39,474
2014	9.136582	9.116675	-0.22%	27,519
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.703429	10.689839	-8.66%	145,880
2014	11.858036	11.703429	-1.30%	160,713
2013	12.897848	11.858036	-8.06%	168,665
2012	12.456362	12.897848	3.54%	195,509
2011	11.675695	12.456362	6.69%	160,938
2010	10.848770	11.675695	7.62%	101,540
2009*	10.000000	10.848770	8.49%	11,818
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.385207	11.226438	-1.39%	1,036,618
2014	11.484399	11.385207	-0.86%	1,113,484
2013	11.698304	11.484399	-1.83%	1,133,239
2012	11.242559	11.698304	4.05%	918,310
2011	11.310867	11.242559	-0.60%	420,115
2010	10.928078	11.310867	3.50%	243,287
2009*	10.000000	10.928078	9.28%	83,114
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.626842	10.491897	-1.27%	1,720,891
2014	10.367567	10.626842	2.50%	1,692,578
2013	10.756996	10.367567	-3.62%	1,680,768
2012	9.983857	10.756996	7.74%	1,232,455
2011*	10.000000	9.983857	-0.16%	214,930

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.364072	18.529794	-9.01%	0
2014	18.689277	20.364072	8.96%	0
2013	13.998668	18.689277	33.51%	0
2012	11.941532	13.998668	17.23%	0
2011	12.725984	11.941532	-6.16%	0
2010	11.307063	12.725984	12.55%	3,892
2009	8.851975	11.307063	27.73%	3,892
2008	14.674939	8.851975	-39.68%	3,892
2007	15.873489	14.674939	-7.55%	4,384
2006	13.916589	15.873489	14.06%	4,830
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.778957	17.518996	-1.46%	0
2014	19.381728	17.778957	-8.27%	0
2013	15.379563	19.381728	26.02%	0
2012	12.820437	15.379563	19.96%	0
2011	15.684717	12.820437	-18.26%	0
2010	14.487090	15.684717	8.27%	0
2009	11.812774	14.487090	22.64%	0
2008	21.419267	11.812774	-44.85%	0
2007	20.088657	21.419267	6.62%	0
2006	15.983722	20.088657	25.68%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	22.375976	20.671929	-7.62%	0
2014	20.725103	22.375976	7.97%	0
2013	14.654259	20.725103	41.43%	0
2012	13.038025	14.654259	12.40%	0
2011	16.128426	13.038025	-19.16%	0
2010	13.568489	16.128426	18.87%	0
2009	8.413264	13.568489	61.27%	0
2008	13.578796	8.413264	-38.04%	0
2007	13.078796	13.578796	3.82%	0
2006	12.605700	13.078796	3.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.177929	31.184755	10.67%	470,478
2014	21.822141	28.177929	29.13%	362,003
2013	14.734130	21.822141	48.11%	256,394
2012	11.430744	14.734130	28.90%	100,713
2011	10.523301	11.430744	8.62%	48,641
2010*	10.000000	10.523301	5.23%	1,008

No Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.850372	12.539528	-2.42%	12,427
2014	12.140796	12.850372	5.84%	12,427
2013	12.410211	12.140796	-2.17%	12,474
2012	11.550641	12.410211	7.44%	12,505
2011	11.136196	11.550641	3.72%	17,620
2010	10.590879	11.136196	5.15%	17,620
2009	9.840028	10.590879	7.63%	12,505
2008	11.167683	9.840028	-11.89%	12,505
2007	10.787340	11.167683	3.53%	20,927
2006	10.585324	10.787340	1.91%	14,499
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.999148	21.392712	-2.76%	0
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0
2008	17.151690	14.348989	-16.34%	0
2007	16.384383	17.151690	4.68%	0
2006	15.026650	16.384383	9.04%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.209095	-17.91%	4,198
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.412079	5.508765	-34.51%	29,900
2014	10.567866	8.412079	-20.40%	34,862
2013	9.716203	10.567866	8.77%	48,645
2012*	10.000000	9.716203	-2.84%	93,844
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.286172	5.411695	-34.69%	220,641
2014	10.441073	8.286172	-20.64%	207,127
2013	9.620384	10.441073	8.53%	171,540
2012*	10.000000	9.620384	-3.80%	81,021
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.151933	22.124780	-4.44%	156,022
2014	23.978696	23.151933	-3.45%	109,252
2013	16.220645	23.978696	47.83%	75,753
2012	15.282160	16.220645	6.14%	41,784
2011	16.278442	15.282160	-6.12%	40,202
2010	13.049273	16.278442	24.75%	19,852
2009	8.687827	13.049273	50.20%	5,902

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.901939	23.842941	-0.25%	0
2014	22.237027	23.901939	7.49%	0
2013	16.798786	22.237027	32.37%	0
2012	14.568916	16.798786	15.31%	0
2011	13.965093	14.568916	4.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	34.083346	31.612211	-7.25%	0
2014	31.809470	34.083346	7.15%	0
2013	23.498981	31.809470	35.37%	0
2012	20.169062	23.498981	16.51%	0
2011	22.441763	20.169062	-10.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.373647	12.828321	-4.08%	0
2014	13.163643	13.373647	1.60%	0
2013	14.624601	13.163643	-9.99%	0
2012	13.847781	14.624601	5.61%	0
2011	12.599605	13.847781	9.91%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	24.012996	22.211786	-7.50%	0
2014	21.735513	24.012996	10.48%	0
2013	16.311980	21.735513	33.25%	0
2012	14.491214	16.311980	12.56%	0
2011	14.324589	14.491214	1.16%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.912332	22.178321	-3.20%	0
2014	20.042136	22.912332	14.32%	0
2013	15.687623	20.042136	27.76%	0
2012	13.724321	15.687623	14.31%	0
2011	14.072724	13.724321	-2.48%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.139277	11.811051	-2.70%	0
2014	11.994071	12.139277	1.21%	0
2013	10.113887	11.994071	18.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.744228	-2.56%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	15.032422	14.636371	-2.63%	0
2014	14.994880	15.032422	0.25%	0
2013	13.325434	14.994880	12.53%	0
2012	12.321456	13.325434	8.15%	0
2011	13.000998	12.321456	-5.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.772198	-2.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	0
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.646506	32.320437	-3.94%	0
2014	32.544252	33.646506	3.39%	0
2013	23.515604	32.544252	38.39%	0
2012	20.658938	23.515604	13.83%	0
2011	20.887287	20.658938	-1.09%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.378637	24.184602	-0.80%	0
2014	21.915734	24.378637	11.24%	0
2013	16.919025	21.915734	29.53%	0
2012	14.898131	16.919025	13.56%	0
2011	14.906019	14.898131	-0.05%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	22.003955	21.053590	-4.32%	0
2014	20.749127	22.003955	6.05%	0
2013	17.460762	20.749127	18.83%	0
2012	16.120166	17.460762	8.32%	0
2011	15.072767	16.120166	6.95%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.596260	18.786771	-4.13%	0
2014	19.665158	19.596260	-0.35%	0
2013	13.490092	19.665158	45.77%	0
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.938750	9.677776	-2.63%	0
2014	10.047989	9.938750	-1.09%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.976164	14.701530	-7.98%	0
2014	16.463274	15.976164	-2.96%	0
2013	14.416376	16.463274	14.20%	0
2012	13.322947	14.416376	8.21%	0
2011	14.335746	13.322947	-7.06%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.601205	13.318006	-2.08%	0
2014	13.360071	13.601205	1.80%	0
2013	13.483014	13.360071	-0.91%	0
2012	12.526479	13.483014	7.64%	0
2011	12.487507	12.526479	0.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.943153	14.618643	-2.17%	0
2014	14.579871	14.943153	2.49%	0
2013	13.096219	14.579871	11.33%	0
2012	11.934095	13.096219	9.74%	0
2011	12.185958	11.934095	-2.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.493642	15.168034	-2.10%	0
2014	15.061455	15.493642	2.87%	0
2013	13.243470	15.061455	13.73%	0
2012	11.909512	13.243470	11.20%	0
2011	12.261133	11.909512	-2.87%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.168132	15.817139	-2.17%	0
2014	15.694928	16.168132	3.02%	0
2013	13.144174	15.694928	19.41%	0
2012	11.603570	13.144174	13.28%	0
2011	12.141367	11.603570	-4.43%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.848051	13.131447	-22.06%	0
2014	19.637967	16.848051	-14.21%	0
2013	16.083805	19.637967	22.10%	0
2012	15.615016	16.083805	3.00%	0
2011	16.747282	15.615016	-6.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.673548	21.354259	-5.82%	0
2014	21.251873	22.673548	6.69%	0
2013	16.904240	21.251873	25.72%	0
2012	14.684086	16.904240	15.12%	0
2011	14.832803	14.684086	-1.00%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.391915	25.645772	5.14%	0
2014	22.340738	24.391915	9.18%	0
2013	16.702413	22.340738	33.76%	0
2012	14.845147	16.702413	12.51%	0
2011	15.098585	14.845147	-1.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.820605	13.477057	-2.49%	0
2014	13.305010	13.820605	3.88%	0
2013	13.813877	13.305010	-3.68%	0
2012	13.300838	13.813877	3.86%	0
2011	12.634498	13.300838	5.27%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	36.306858	35.126163	-3.25%	0
2014	34.815999	36.306858	4.28%	0
2013	26.054250	34.815999	33.63%	0
2012	23.124802	26.054250	12.67%	0
2011	26.374436	23.124802	-12.32%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.639179	21.983658	1.59%	0
2014	23.992937	21.639179	-9.81%	0
2013	18.741566	23.992937	28.02%	0
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.592458	29.127714	-4.79%	0
2014	29.203666	30.592458	4.76%	0
2013	22.808749	29.203666	28.04%	0
2012	18.252309	22.808749	24.96%	0
2011	20.401827	18.252309	-10.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.366353	11.406598	-7.76%	0
2014	12.225632	12.366353	1.15%	0
2013	10.043302	12.225632	21.73%	0
2012	8.854528	10.043302	13.43%	0
2011	9.143771	8.854528	-3.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.885982	13.607542	-8.59%	0
2014	14.467906	14.885982	2.89%	0
2013	12.910664	14.467906	12.06%	0
2012	11.653327	12.910664	10.79%	0
2011	11.572490	11.653327	0.70%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.763715	23.466621	-5.24%	0
2014	23.158997	24.763715	6.93%	0
2013	18.156779	23.158997	27.55%	0
2012	16.489655	18.156779	10.11%	0
2011	15.816861	16.489655	4.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.881551	29.039191	-8.92%	0
2014	32.232450	31.881551	-1.09%	0
2013	24.055596	32.232450	33.99%	0
2012	20.660964	24.055596	16.43%	0
2011	21.827702	20.660964	-5.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.324509	7.372831	-20.93%	0
2014*	10.000000	9.324509	-6.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.434639	19.712147	-8.04%	0
2014	24.524357	21.434639	-12.60%	0
2013	20.277701	24.524357	20.94%	0
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.745520	9.172095	-5.88%	0
2014	9.730649	9.745520	0.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.074725	14.500023	3.02%	0
2014	13.230134	14.074725	6.38%	0
2013	9.622621	13.230134	37.49%	0
2012*	10.000000	9.622621	-3.77%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
2013	9.935147	12.552587	26.35%	0
2012*	10.000000	9.935147	-0.65%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.826971	13.740486	-0.63%	0
2014	13.054812	13.826971	5.91%	0
2013	9.716985	13.054812	34.35%	0
2012*	10.000000	9.716985	-2.83%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.513267	13.983784	-9.86%	0
2014	16.650245	15.513267	-6.83%	0
2013	13.529317	16.650245	23.07%	0
2012	11.543254	13.529317	17.21%	0
2011	12.647958	11.543254	-8.73%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.751983	10.806205	-8.05%	0
2014	11.725794	11.751983	0.22%	0
2013	10.789629	11.725794	8.68%	0
2012*	10.000000	10.789629	7.90%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.617682	12.618843	-7.33%	0
2014	12.836009	13.617682	6.09%	0
2013	10.044239	12.836009	27.79%	0
2012*	10.000000	10.044239	0.44%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	23.122276	22.834107	-1.25%	0
2014	21.720749	23.122276	6.45%	0
2013	18.434528	21.720749	17.83%	0
2012	16.533207	18.434528	11.50%	0
2011	16.585253	16.533207	-0.31%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.762875	-2.37%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	29.076710	32.010671	10.09%	0
2014	27.256491	29.076710	6.68%	0
2013	21.173835	27.256491	28.73%	0
2012	17.382589	21.173835	21.81%	0
2011	18.992013	17.382589	-8.47%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.229062	14.644397	2.92%	0
2014	13.230980	14.229062	7.54%	0
2013	9.936310	13.230980	33.16%	0
2012*	10.000000	9.936310	-0.64%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.959507	25.973819	-10.31%	0
2014	33.499463	28.959507	-13.55%	0
2013	29.804798	33.499463	12.40%	0
2012	26.776690	29.804798	11.31%	0
2011	40.237638	26.776690	-33.45%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.209577	7.240929	-21.38%	0
2014	9.819462	9.209577	-6.21%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.893589	12.408729	-3.76%	0
2014	14.172082	12.893589	-9.02%	0
2013	10.203835	14.172082	38.89%	0
2012*	10.000000	10.203835	2.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	27.288613	26.587673	-2.57%	0
2014	25.177682	27.288613	8.38%	0
2013	18.879545	25.177682	33.36%	0
2012	16.565938	18.879545	13.97%	0
2011	16.922218	16.565938	-2.11%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.748434	15.421840	4.57%	0
2014	14.827911	14.748434	-0.54%	0
2013	11.812291	14.827911	25.53%	0
2012	10.360352	11.812291	14.01%	0
2011	10.724430	10.360352	-3.39%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.712753	-2.87%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.571602	15.130026	-8.70%	0
2014	17.204761	16.571602	-3.68%	0
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.105173	20.774734	-6.02%	0
2014	19.899468	22.105173	11.08%	0
2013	15.366307	19.899468	29.50%	0
2012	13.652497	15.366307	12.55%	0
2011	13.813869	13.652497	-1.17%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.236307	14.139190	-0.68%	0
2014	13.787099	14.236307	3.26%	0
2013	11.370678	13.787099	21.25%	0
2012	9.991547	11.370678	13.80%	0
2011	10.065308	9.991547	-0.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.424829	11.210365	-1.88%	0
2014	11.065597	11.424829	3.25%	0
2013	11.548489	11.065597	-4.18%	0
2012	11.187080	11.548489	3.23%	0
2011	10.758440	11.187080	3.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	15.057525	15.778035	4.79%	0
2014	15.034179	15.057525	0.16%	0
2013	11.882881	15.034179	26.52%	0
2012	9.896797	11.882881	20.07%	0
2011	11.095465	9.896797	-10.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.399082	15.071677	4.67%	0
2014	13.547789	14.399082	6.28%	0
2013	10.627978	13.547789	27.47%	0
2012	9.204869	10.627978	15.46%	0
2011	9.819331	9.204869	-6.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.119893	13.043631	-0.58%	0
2014	12.102238	13.119893	8.41%	0
2013	9.254218	12.102238	30.78%	0
2012	8.038264	9.254218	15.13%	0
2011	8.359747	8.038264	-3.85%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.820365	18.985039	-4.21%	0
2014	19.651702	19.820365	0.86%	0
2013	18.661589	19.651702	5.31%	0
2012	16.564200	18.661589	12.66%	0
2011	16.222119	16.564200	2.11%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.501990	22.527552	-8.06%	0
2014	22.871470	24.501990	7.13%	0
2013	17.187714	22.871470	33.07%	0
2012	14.789355	17.187714	16.22%	0
2011	15.430371	14.789355	-4.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.474591	10.928744	-4.76%	0
2014	11.313142	11.474591	1.43%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.141224	10.764360	-3.38%	0
2014	11.121406	11.141224	0.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.853274	12.490403	-2.82%	0
2014	12.264459	12.853274	4.80%	0
2013	8.687989	12.264459	41.17%	0
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.791884	14.486934	-2.06%	0
2014	13.609689	14.791884	8.69%	0
2013	9.987496	13.609689	36.27%	0
2012	9.117565	9.987496	9.54%	0
2011	9.583187	9.117565	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.393614	12.059987	-2.69%	0
2014	12.082298	12.393614	2.58%	0
2013	10.714519	12.082298	12.77%	0
2012	9.809665	10.714519	9.22%	0
2011	10.109875	9.809665	-2.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.630362	12.256900	-2.96%	0
2014	12.266075	12.630362	2.97%	0
2013	10.286396	12.266075	19.25%	0
2012	9.203721	10.286396	11.76%	0
2011	9.691973	9.203721	-5.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
2013	11.140023	11.496666	3.20%	0
2012	10.537207	11.140023	5.72%	0
2011	10.564529	10.537207	-0.26%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
2013	10.511275	12.178483	15.86%	0
2012	9.511460	10.511275	10.51%	0
2011	9.901666	9.511460	-3.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
2013	9.994167	12.215547	22.23%	0
2012	8.868653	9.994167	12.69%	0
2011	9.459031	8.868653	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
2013	10.908749	11.934538	9.40%	0
2012	10.079800	10.908749	8.22%	0
2011	10.276328	10.079800	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.047456	11.744339	-2.52%	0
2014	11.702042	12.047456	2.95%	0
2013	12.157146	11.702042	-3.74%	0
2012	11.500995	12.157146	5.71%	0
2011	11.006772	11.500995	4.49%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
2013	13.137892	12.656385	-3.67%	0
2012	12.471155	13.137892	5.35%	0
2011	11.956729	12.471155	4.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.862097	24.601602	-17.62%	0
2014	32.208857	29.862097	-7.29%	0
2013	32.609369	32.208857	-1.23%	0
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.705689	12.482446	-1.76%	0
2014	12.354370	12.705689	2.84%	0
2013	13.092624	12.354370	-5.64%	0
2012	12.917941	13.092624	1.35%	0
2011	12.245623	12.917941	5.49%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.728301	8.307785	-4.82%	0
2014	8.939087	8.728301	-2.36%	0
2013	7.731207	8.939087	15.62%	0
2012	6.822389	7.731207	13.32%	0
2011	7.707380	6.822389	-11.48%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
2013	8.691317	10.344002	19.02%	0
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.852035	23.224311	-2.63%	0
2014	23.100556	23.852035	3.25%	0
2013	18.458503	23.100556	25.15%	0
2012	16.193584	18.458503	13.99%	0
2011	17.138514	16.193584	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.227773	14.950504	-1.82%	0
2014	14.804424	15.227773	2.86%	0
2013	13.271239	14.804424	11.55%	0
2012	12.336491	13.271239	7.58%	0
2011	12.433015	12.336491	-0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
2013	14.304216	16.810804	17.52%	0
2012	12.957463	14.304216	10.39%	0
2011	13.298836	12.957463	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.836473	13.644204	-1.39%	0
2014	13.541776	13.836473	2.18%	0
2013	13.134348	13.541776	3.10%	0
2012	12.698037	13.134348	3.44%	0
2011	12.542960	12.698037	1.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	19.042127	18.665241	-1.98%	0
2014	18.407859	19.042127	3.45%	0
2013	16.048214	18.407859	14.70%	0
2012	14.725918	16.048214	8.98%	0
2011	14.978498	14.725918	-1.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.839610	21.322478	-2.37%	0
2014	21.157248	21.839610	3.23%	0
2013	17.578460	21.157248	20.36%	0
2012	15.712035	17.578460	11.88%	0
2011	16.322204	15.712035	-3.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.512796	16.235366	-1.68%	0
2014	16.030088	16.512796	3.01%	0
2013	14.750895	16.030088	8.67%	0
2012	13.882794	14.750895	6.25%	0
2011	13.829933	13.882794	0.38%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.996440	22.676774	3.09%	0
2014	20.601502	21.996440	6.77%	0
2013	15.369911	20.601502	34.04%	0
2012	13.197181	15.369911	16.46%	0
2011	13.761488	13.197181	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	33.394841	32.011469	-4.14%	0
2014	31.031799	33.394841	7.61%	0
2013	23.714870	31.031799	30.85%	0
2012	20.526948	23.714870	15.53%	0
2011	21.415526	20.526948	-4.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.545978	9.388472	-1.65%	0
2014	9.706126	9.545978	-1.65%	0
2013	9.868965	9.706126	-1.65%	0
2012	10.034988	9.868965	-1.65%	0
2011	10.202869	10.034988	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	15.016419	14.341779	-4.49%	0
2014	14.697545	15.016419	2.17%	0
2013	15.114071	14.697545	-2.76%	0
2012	13.691103	15.114071	10.39%	0
2011	13.188528	13.691103	3.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.587382	10.344520	-2.29%	0
2014	10.912556	10.587382	-2.98%	0
2013	9.164052	10.912556	19.08%	0
2012	8.066245	9.164052	13.61%	0
2011	9.074632	8.066245	-11.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.158501	14.111383	-6.91%	0
2014	17.064210	15.158501	-11.17%	0
2013	14.333291	17.064210	19.05%	0
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.134326	14.336160	1.43%	0
2014	13.047356	14.134326	8.33%	0
2013	9.869637	13.047356	32.20%	0
2012	8.640935	9.869637	14.22%	0
2011	9.079086	8.640935	-4.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.417060	12.742183	-5.03%	0
2014	12.374602	13.417060	8.42%	0
2013	9.318191	12.374602	32.80%	0
2012	8.057449	9.318191	15.65%	0
2011	8.723860	8.057449	-7.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.161282	13.879452	-1.99%	0
2014	13.882497	14.161282	2.01%	0
2013	10.183767	13.882497	36.32%	0
2012	9.032284	10.183767	12.75%	0
2011	9.611325	9.032284	-6.02%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
2013	11.091371	14.800321	33.44%	0
2012	9.693418	11.091371	14.42%	0
2011	10.089948	9.693418	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.147784	21.897684	-1.13%	0
2014	21.961929	22.147784	0.85%	0
2013	15.512400	21.961929	41.58%	0
2012	13.947162	15.512400	11.22%	0
2011	14.303860	13.947162	-2.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	33.312036	30.701789	-7.84%	0
2014	31.724661	33.312036	5.00%	0
2013	23.036487	31.724661	37.71%	0
2012	19.470383	23.036487	18.32%	0
2011	20.938218	19.470383	-7.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.360475	28.328748	-3.51%	0
2014	29.688039	29.360475	-1.10%	0
2013	21.476771	29.688039	38.23%	0
2012	18.952108	21.476771	13.32%	0
2011	20.456564	18.952108	-7.35%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.746498	21.529231	-1.00%	0
2014	19.774667	21.746498	9.97%	0
2013	15.372947	19.774667	28.63%	0
2012	13.730201	15.372947	11.96%	0
2011	13.907484	13.730201	-1.27%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.841305	12.842357	-7.22%	0
2014	10.943023	13.841305	26.49%	0
2013	10.834078	10.943023	1.01%	0
2012	9.531130	10.834078	13.67%	0
2011	9.130237	9.531130	4.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.979641	12.885837	-0.72%	0
2014	11.671121	12.979641	11.21%	0
2013*	10.000000	11.671121	16.71%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
2013	10.584447	10.420778	-1.55%	0
2012	10.396146	10.584447	1.81%	0
2011	10.434627	10.396146	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
2013	13.654891	16.128251	18.11%	0
2012	11.612565	13.654891	17.59%	0
2011	13.482517	11.612565	-13.87%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	29.333944	29.136915	-0.67%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.246272	10.095733	-1.47%	0
2014	10.355016	10.246272	-1.05%	0
2013	10.464186	10.355016	-1.04%	0
2012	10.171757	10.464186	2.87%	0
2011	10.312153	10.171757	-1.36%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	24.112615	23.604808	-2.11%	0
2014	22.211196	24.112615	8.56%	0
2013	16.412134	22.211196	35.33%	0
2012	15.037116	16.412134	9.14%	0
2011	15.774822	15.037116	-4.68%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.828346	10.141738	-6.34%	0
2014	10.721577	10.828346	1.00%	0
2013	10.144054	10.721577	5.69%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.580816	10.321494	-10.87%	0
2014	11.671931	11.580816	-0.78%	0
2013	10.262777	11.671931	13.73%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.412092	10.474882	-8.21%	0
2014	11.320708	11.412092	0.81%	0
2013	10.280422	11.320708	10.12%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	29.319400	29.894560	1.96%	0
2014	29.210737	29.319400	0.37%	0
2013	23.387946	29.210737	24.90%	0
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.020823	9.609889	-4.10%	0
2014	9.941266	10.020823	0.80%	0
2013	10.145277	9.941266	-2.01%	0
2012*	10.000000	10.145277	1.45%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	23.088145	23.412674	1.41%	0
2014	21.263917	23.088145	8.58%	0
2013	16.449118	21.263917	29.27%	0
2012	14.343366	16.449118	14.68%	0
2011	14.629515	14.343366	-1.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.996153	32.321260	-7.64%	0
2014	31.869053	34.996153	9.81%	0
2013	23.042708	31.869053	38.30%	0
2012	19.911734	23.042708	15.72%	0
2011	20.739342	19.911734	-3.99%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
2013	12.873813	11.829924	-8.11%	0
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
2013	11.676512	11.457181	-1.88%	0
2012	11.227334	11.676512	4.00%	0
2011	11.301282	11.227334	-0.65%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.607078	10.467077	-1.32%	0
2014	10.353544	10.607078	2.45%	0
2013	10.747901	10.353544	-3.67%	0
2012	9.980493	10.747901	7.69%	0
2011*	10.000000	9.980493	-0.20%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.243736	18.410933	-9.05%	0
2014	18.588300	20.243736	8.91%	0
2013	13.930095	18.588300	33.44%	0
2012	11.889085	13.930095	17.17%	0
2011	12.676525	11.889085	-6.21%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.673804	17.406524	-1.51%	0
2014	19.276899	17.673804	-8.32%	0
2013	15.304156	19.276899	25.96%	0
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	22.243657	20.539239	-7.66%	0
2014	20.613028	22.243657	7.91%	0
2013	14.582406	20.613028	41.36%	0
2012	12.980703	14.582406	12.34%	0
2011	16.065673	12.980703	-19.20%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.111261	31.095173	10.61%	0
2014	21.781571	28.111261	29.06%	0
2013	14.714212	21.781571	48.03%	0
2012	11.421095	14.714212	28.83%	0
2011	10.519755	11.421095	8.57%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.774356	12.459017	-2.47%	0
2014	12.075131	12.774356	5.79%	0
2013	12.349362	12.075131	-2.22%	0
2012	11.499870	12.349362	7.39%	0
2011	11.092882	11.499870	3.67%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.865411	21.251855	-2.81%	0
2014	21.607716	21.865411	1.19%	0
2013	24.078704	21.607716	-10.26%	0
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.206307	-17.94%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.400659	5.498482	-34.55%	0
2014	10.558892	8.400659	-20.44%	0
2013	9.712890	10.558892	8.71%	0
2012*	10.000000	9.712890	-2.87%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	23.033032	21.999965	-4.49%	0
2014	23.867690	23.033032	-3.50%	0
2013	16.153750	23.867690	47.75%	0
2012	15.226889	16.153750	6.09%	0
2011	16.227809	15.226889	-6.17%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.413894	11.073991	-2.98%	0
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.758047	23.687349	-0.30%	0
2014	22.114402	23.758047	7.43%	0
2013	16.714641	22.114402	32.31%	0
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
2010	12.544166	13.909280	10.88%	0
2009	10.603437	12.544166	18.30%	0
2008	18.189134	10.603437	-41.70%	0
2007	17.647693	18.189134	3.07%	0
2006	15.345688	17.647693	15.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.878111	31.405882	-7.30%	1,427
2014	31.634014	33.878111	7.09%	1,502
2013	23.381241	31.634014	35.30%	1,242
2012	20.078239	23.381241	16.45%	1,149
2011	22.352056	20.078239	-10.17%	887
2010	17.962213	22.352056	24.44%	304
2009	12.808888	17.962213	40.23%	0
2008	20.280642	12.808888	-36.84%	0
2007	20.322877	20.280642	-0.21%	0
2006	18.102480	20.322877	12.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.292302	12.743819	-4.13%	6,855
2014	13.090229	13.292302	1.54%	6,855
2013	14.550439	13.090229	-10.04%	6,855
2012	13.784575	14.550439	5.56%	8,608
2011	12.548450	13.784575	9.85%	7,875
2010	12.143769	12.548450	3.33%	7,273
2009	11.208821	12.143769	8.34%	8,555
2008	11.586742	11.208821	-3.26%	9,521
2007	10.766075	11.586742	7.62%	9,521
2006	10.780625	10.766075	-0.13%	4,983

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.868424	22.066840	-7.55%	0
2014	21.615646	23.868424	10.42%	0
2013	16.230266	21.615646	33.18%	0
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
2010	12.747063	14.267325	11.93%	0
2009	11.010527	12.747063	15.77%	0
2008	17.161150	11.010527	-35.84%	0
2007	17.535595	17.161150	-2.14%	0
2006	15.270469	17.535595	14.83%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.800004	22.058362	-3.25%	0
2014	19.954013	22.800004	14.26%	0
2013	15.626579	19.954013	27.69%	0
2012	13.677888	15.626579	14.25%	0
2011	14.032244	13.677888	-2.53%	0
2010	11.997954	14.032244	16.96%	0
2009	9.403101	11.997954	27.60%	0
2008	12.671625	9.403101	-25.79%	0
2007	13.212452	12.671625	-4.09%	0
2006	11.179195	13.212452	18.19%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.125952	11.792090	-2.75%	0
2014	11.987007	12.125952	1.16%	0
2013	10.113057	11.987007	18.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.740920	-2.59%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.989140	14.586794	-2.68%	12,136
2014	14.959326	14.989140	0.20%	12,160
2013	13.300593	14.959326	12.47%	9,846
2012	12.304760	13.300593	8.09%	9,037
2011	12.989971	12.304760	-5.27%	4,389
2010	12.039340	12.989971	7.90%	3,357
2009*	10.000000	12.039340	20.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.195319	-8.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.768885	-2.31%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.667923	11.647817	-8.05%	0
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.443961	32.109531	-3.99%	486
2014	32.364793	33.443961	3.33%	501
2013	23.397810	32.364793	38.32%	464
2012	20.565940	23.397810	13.77%	498
2011	20.803816	20.565940	-1.14%	496
2010	16.819340	20.803816	23.69%	514
2009	13.685299	16.819340	22.90%	585
2008	20.152227	13.685299	-32.09%	519
2007	20.637860	20.152227	-2.35%	620
2006	18.349446	20.637860	12.47%	563
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.231874	24.026787	-0.85%	0
2014	21.794874	24.231874	11.18%	0
2013	16.834269	21.794874	29.47%	0
2012	14.831041	16.834269	13.51%	0
2011	14.846420	14.831041	-0.10%	0
2010	13.186156	14.846420	12.59%	0
2009	10.642399	13.186156	23.90%	0
2008	17.273254	10.642399	-38.39%	0
2007	16.738134	17.273254	3.20%	0
2006	14.779410	16.738134	13.25%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.871487	20.916202	-4.37%	9,699
2014	20.634694	21.871487	5.99%	9,699
2013	17.373295	20.634694	18.77%	9,699
2012	16.047584	17.373295	8.26%	11,019
2011	15.012509	16.047584	6.89%	9,699
2010	13.274808	15.012509	13.09%	9,699
2009	11.048421	13.274808	20.15%	11,392
2008	15.993261	11.048421	-30.92%	11,392
2007	15.227945	15.993261	5.03%	11,392
2006	13.330040	15.227945	14.24%	11,392
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.478260	18.664150	-4.18%	0
2014	19.556695	19.478260	-0.40%	0
2013	13.422506	19.556695	45.70%	0
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
2010	10.453440	13.442566	28.59%	0
2009	8.455719	10.453440	23.63%	0
2008	13.823627	8.455719	-38.83%	0
2007	15.852187	13.823627	-12.80%	0
2006	15.577163	15.852187	1.77%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.930313	9.664637	-2.68%	0
2014	10.044558	9.930313	-1.14%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.879969	14.605582	-8.03%	0
2014	16.372479	15.879969	-3.01%	0
2013	14.344159	16.372479	14.14%	0
2012	13.262958	14.344159	8.15%	0
2011	14.278441	13.262958	-7.11%	0
2010	12.853273	14.278441	11.09%	0
2009	11.544152	12.853273	11.34%	1,655
2008	16.697871	11.544152	-30.86%	1,655
2007	15.494317	16.697871	7.77%	1,655
2006	13.613103	15.494317	13.82%	1,655
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.519372	13.231153	-2.13%	6,399
2014	13.286443	13.519372	1.75%	6,399
2013	13.415534	13.286443	-0.96%	6,399
2012	12.470133	13.415534	7.58%	8,669
2011	12.437648	12.470133	0.26%	7,359
2010	11.684949	12.437648	6.44%	7,359
2009	9.892964	11.684949	18.11%	9,008
2008	10.886287	9.892964	-9.12%	9,008
2007	10.534096	10.886287	3.34%	9,008
2006	10.311577	10.534096	2.16%	4,212
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.869899	14.539586	-2.22%	17,760
2014	14.515785	14.869899	2.44%	14,570
2013	13.045289	14.515785	11.27%	12,900
2012	11.893752	13.045289	9.68%	4,550
2011	12.150921	11.893752	-2.12%	4,550
2010	10.983046	12.150921	10.63%	4,550
2009	9.013726	10.983046	21.85%	0
2008	12.253843	9.013726	-26.44%	0
2007	11.498450	12.253843	6.57%	0
2006	10.674147	11.498450	7.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.417666	15.085987	-2.15%	0
2014	14.995220	15.417666	2.82%	0
2013	13.191944	14.995220	13.67%	0
2012	11.869228	13.191944	11.14%	0
2011	12.225863	11.869228	-2.92%	0
2010	10.878412	12.225863	12.39%	0
2009	8.608870	10.878412	26.36%	0
2008	13.032776	8.608870	-33.94%	0
2007	12.057567	13.032776	8.09%	0
2006	10.980252	12.057567	9.81%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.088843	15.731556	-2.22%	0
2014	15.625909	16.088843	2.96%	0
2013	13.093033	15.625909	19.35%	0
2012	11.564320	13.093033	13.22%	0
2011	12.106430	11.564320	-4.48%	0
2010	10.626980	12.106430	13.92%	0
2009	8.241245	10.626980	28.95%	0
2008	13.560199	8.241245	-39.22%	0
2007	12.419828	13.560199	9.18%	0
2006	11.188000	12.419828	11.01%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.765455	13.060417	-22.10%	4,084
2014	19.551647	16.765455	-14.25%	3,219
2013	16.021249	19.551647	22.04%	2,759
2012	15.562209	16.021249	2.95%	1,170
2011	16.699118	15.562209	-6.81%	808
2010	14.256559	16.699118	17.13%	450
2009	9.827752	14.256559	45.06%	0
2008	21.928129	9.827752	-55.18%	0
2007	15.317890	21.928129	43.15%	533
2006	13.361898	15.317890	14.64%	1,264
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.537037	21.214902	-5.87%	1,159
2014	21.134660	22.537037	6.64%	1,159
2013	16.819552	21.134660	25.66%	1,159
2012	14.617971	16.819552	15.06%	1,236
2011	14.773512	14.617971	-1.05%	1,750
2010	13.077943	14.773512	12.97%	1,750
2009	10.243100	13.077943	27.68%	633
2008	18.221859	10.243100	-43.79%	633
2007	18.305796	18.221859	-0.46%	633
2006	15.527052	18.305796	17.90%	2,699
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.244994	25.478329	5.09%	0
2014	22.217472	24.244994	9.13%	0
2013	16.618698	22.217472	33.69%	0
2012	14.778272	16.618698	12.45%	0
2011	15.038201	14.778272	-1.73%	0
2010	12.350891	15.038201	21.76%	0
2009	9.818689	12.350891	25.79%	0
2008	18.957269	9.818689	-48.21%	0
2007	15.227262	18.957269	24.50%	197
2006	14.534623	15.227262	4.77%	197

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.737352	13.389064	-2.54%	2,202
2014	13.231597	13.737352	3.82%	2,154
2013	13.744646	13.231597	-3.73%	1,247
2012	13.240928	13.744646	3.80%	2,215
2011	12.583969	13.240928	5.22%	2,008
2010	11.903128	12.583969	5.72%	892
2009	10.486729	11.903128	13.51%	0
2008	11.050614	10.486729	-5.10%	0
2007	10.801590	11.050614	2.31%	265
2006	10.551419	10.801590	2.37%	265
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	36.088279	34.896935	-3.30%	0
2014	34.624003	36.088279	4.23%	0
2013	25.923735	34.624003	33.56%	0
2012	23.020684	25.923735	12.61%	0
2011	26.269023	23.020684	-12.37%	0
2010	20.784455	26.269023	26.39%	0
2009	15.129524	20.784455	37.38%	0
2008	25.485691	15.129524	-40.64%	0
2007	22.480669	25.485691	13.37%	279
2006	20.344994	22.480669	10.50%	733
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.508872	21.840173	1.54%	0
2014	23.860593	21.508872	-9.86%	0
2013	18.647660	23.860593	27.95%	0
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
2010	17.486318	19.394554	10.91%	0
2009	14.093416	17.486318	24.07%	0
2008	25.584618	14.093416	-44.91%	0
2007	22.237317	25.584618	15.05%	0
2006	19.207179	22.237317	15.78%	189
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.408287	28.937636	-4.84%	0
2014	29.042627	30.408287	4.70%	0
2013	22.694495	29.042627	27.97%	0
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	0
2010	16.361985	20.320293	24.19%	0
2009	10.591596	16.361985	54.48%	0
2008	22.119403	10.591596	-52.12%	0
2007	21.342734	22.119403	3.64%	0
2006	18.714880	21.342734	14.04%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.324485	11.362201	-7.81%	3,088
2014	12.190439	12.324485	1.10%	4,340
2013	10.019480	12.190439	21.67%	5,077
2012	8.838033	10.019480	13.37%	5,264
2011	9.131381	8.838033	-3.21%	5,380
2010	8.425280	9.131381	8.38%	2,766
2009	6.580310	8.425280	28.04%	982
2008*	10.000000	6.580310	-34.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.820474	13.540774	-8.63%	0
2014	14.411563	14.820474	2.84%	0
2013	12.866930	14.411563	12.00%	0
2012	11.619776	12.866930	10.73%	2,445
2011	11.545028	11.619776	0.65%	2,641
2010	10.423613	11.545028	10.76%	2,843
2009	7.820175	10.423613	33.29%	2,336
2008	11.309545	7.820175	-30.85%	2,474
2007	11.089575	11.309545	1.98%	2,642
2006*	10.000000	11.089575	10.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.614590	23.313445	-5.29%	0
2014	23.031247	24.614590	6.87%	0
2013	18.065813	23.031247	27.49%	0
2012	16.415406	18.065813	10.05%	0
2011	15.753624	16.415406	4.20%	595
2010	13.283583	15.753624	18.59%	595
2009	11.515964	13.283583	15.35%	1,662
2008	16.070457	11.515964	-28.34%	2,823
2007	16.801516	16.070457	-4.35%	3,014
2006	14.592554	16.801516	15.14%	3,570
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.689616	28.849677	-8.96%	175
2014	32.054706	31.689616	-1.14%	175
2013	23.935102	32.054706	33.92%	175
2012	20.567941	23.935102	16.37%	175
2011	21.740456	20.567941	-5.39%	167
2010	17.248238	21.740456	26.04%	0
2009	13.585543	17.248238	26.96%	0
2008	20.633488	13.585543	-34.16%	0
2007	21.504134	20.633488	-4.05%	0
2006	18.699566	21.504134	15.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.321326	7.366552	-20.97%	0
2014*	10.000000	9.321326	-6.79%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.305576	19.583493	-8.08%	0
2014	24.389109	21.305576	-12.64%	0
2013	20.176122	24.389109	20.88%	0
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
2010	18.544458	19.761922	6.57%	0
2009	13.765906	18.544458	34.71%	0
2008	23.488672	13.765906	-41.39%	0
2007	20.697739	23.488672	13.48%	0
2006	17.336712	20.697739	19.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.737254	9.159651	-5.93%	0
2014	9.727337	9.737254	0.10%	2,509
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.629613	10.766868	-7.42%	0
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.055574	14.472936	2.97%	0
2014	13.218862	14.055574	6.33%	0
2013	9.619313	13.218862	37.42%	0
2012*	10.000000	9.619313	-3.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.842801	12.084045	-5.91%	0
2014	12.541964	12.842801	2.40%	0
2013	9.931779	12.541964	26.28%	0
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.808159	13.714804	-0.68%	0
2014	13.043688	13.808159	5.86%	0
2013	9.713629	13.043688	34.28%	0
2012*	10.000000	9.713629	-2.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.468629	13.936460	-9.91%	11,183
2014	16.610787	15.468629	-6.88%	11,475
2013	13.504107	16.610787	23.01%	9,586
2012	11.527620	13.504107	17.15%	9,259
2011	12.637243	11.527620	-8.78%	4,467
2010	11.829411	12.637243	6.83%	2,408
2009*	10.000000	11.829411	18.29%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.736061	10.786071	-8.09%	0
2014	11.715861	11.736061	0.17%	0
2013	10.785977	11.715861	8.62%	0
2012*	10.000000	10.785977	7.86%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.599214	12.595307	-7.38%	0
2014	12.825132	13.599214	6.04%	0
2013	10.040834	12.825132	27.73%	0
2012*	10.000000	10.040834	0.41%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.983055	22.685076	-1.30%	0
2014	21.600944	22.983055	6.40%	0
2013	18.342165	21.600944	17.77%	0
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
2010	15.542513	16.518952	6.28%	0
2009	12.590316	15.542513	23.45%	0
2008	15.258723	12.590316	-17.49%	0
2007	14.075967	15.258723	8.40%	0
2006	12.968104	14.075967	8.54%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.759554	-2.40%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.901709	31.801846	10.03%	2,253
2014	27.106237	28.901709	6.62%	2,454
2013	21.067810	27.106237	28.66%	1,916
2012	17.304362	21.067810	21.75%	1,798
2011	18.916137	17.304362	-8.52%	1,826
2010	18.072129	18.916137	4.67%	1,013
2009	12.590862	18.072129	43.53%	0
2008	23.000687	12.590862	-45.26%	0
2007	17.126273	23.000687	34.30%	0
2006	15.966132	17.126273	7.27%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.209698	14.617036	2.87%	0
2014	13.219712	14.209698	7.49%	0
2013	9.932885	13.219712	33.09%	0
2012*	10.000000	9.932885	-0.67%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.785152	25.804300	-10.36%	65
2014	33.314737	28.785152	-13.60%	65
2013	29.655511	33.314737	12.34%	65
2012	26.656151	29.655511	11.25%	65
2011	40.076870	26.656151	-33.49%	0
2010	32.610823	40.076870	22.89%	0
2009	18.525861	32.610823	76.03%	0
2008	39.453098	18.525861	-53.04%	0
2007	31.353876	39.453098	25.83%	0
2006	21.751682	31.353876	44.14%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.201764	7.231097	-21.42%	0
2014	9.816126	9.201764	-6.26%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.876115	12.385608	-3.81%	0
2014	14.160071	12.876115	-9.07%	0
2013	10.200379	14.160071	38.82%	0
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	27.124269	26.414110	-2.62%	1,997
2014	25.038792	27.124269	8.33%	2,075
2013	18.784931	25.038792	33.29%	1,554
2012	16.491322	18.784931	13.91%	1,557
2011	16.854563	16.491322	-2.16%	1,597
2010	15.416671	16.854563	9.33%	1,658
2009	12.807783	15.416671	20.37%	533
2008	19.372778	12.807783	-33.89%	0
2007	18.318570	19.372778	5.75%	0
2006	15.463522	18.318570	18.46%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.713506	15.377499	4.51%	0
2014	14.800315	14.713506	-0.59%	0
2013	11.796298	14.800315	25.47%	0
2012	10.351608	11.796298	13.96%	0
2011	10.720815	10.351608	-3.44%	0
2010*	10.000000	10.720815	7.21%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.708973	-2.91%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.536568	15.090350	-8.75%	0
2014	17.177120	16.536568	-3.73%	0
2013	13.245886	17.177120	29.68%	0
2012	10.989027	13.245886	20.54%	0
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	22.041574	20.704429	-6.07%	2,140
2014	19.852310	22.041574	11.03%	1,060
2013	15.337695	19.852310	29.43%	1,130
2012	13.634017	15.337695	12.50%	1,264
2011	13.802178	13.634017	-1.22%	1,357
2010	12.408774	13.802178	11.23%	1,368
2009*	10.000000	12.408774	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.173682	14.069845	-0.73%	9,453
2014	13.733446	14.173682	3.21%	9,453
2013	11.332197	13.733446	21.19%	9,453
2012	9.962813	11.332197	13.74%	10,511
2011	10.041443	9.962813	-0.78%	10,596
2010	9.119112	10.041443	10.11%	1,231
2009	7.516796	9.119112	21.32%	1,327
2008	10.889310	7.516796	-30.97%	1,472
2007	10.437649	10.889310	4.33%	1,572
2006*	10.000000	10.437649	4.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.374590	11.155397	-1.93%	0
2014	11.022540	11.374590	3.19%	0
2013	11.509405	11.022540	-4.23%	0
2012	11.154904	11.509405	3.18%	0
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	0
2009	9.344260	10.301441	10.24%	0
2008	10.547109	9.344260	-11.40%	0
2007	10.419772	10.547109	1.22%	0
2006*	10.000000	10.419772	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.991293	15.700635	4.73%	571
2014	14.975661	14.991293	0.10%	622
2013	11.842648	14.975661	26.46%	672
2012	9.868315	11.842648	20.01%	714
2011	11.069150	9.868315	-10.85%	762
2010	10.117159	11.069150	9.41%	822
2009	7.268248	10.117159	39.20%	855
2008	12.049870	7.268248	-39.68%	0
2007	10.719544	12.049870	12.41%	0
2006*	10.000000	10.719544	7.20%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.335786	14.997800	4.62%	0
2014	13.495092	14.335786	6.23%	0
2013	10.592016	13.495092	27.41%	0
2012	9.178394	10.592016	15.40%	0
2011	9.796069	9.178394	-6.31%	0
2010	8.431393	9.796069	16.19%	0
2009	6.180334	8.431393	36.42%	0
2008	11.270518	6.180334	-45.16%	0
2007	10.247234	11.270518	9.99%	0
2006*	10.000000	10.247234	2.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.068798	12.986218	-0.63%	0
2014	12.061248	13.068798	8.35%	0
2013	9.227568	12.061248	30.71%	0
2012	8.019205	9.227568	15.07%	0
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
2007*	10.000000	9.779553	-2.20%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.261216	-7.39%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.701110	18.861213	-4.26%	482
2014	19.543386	19.701110	0.81%	482
2013	18.568163	19.543386	5.25%	0
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0
2010	14.525859	16.157331	11.23%	0
2009	10.121237	14.525859	43.52%	0
2008	14.298459	10.121237	-29.21%	0
2007	14.104945	14.298459	1.37%	426
2006	12.972635	14.104945	8.73%	449
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.354500	22.380565	-8.11%	975
2014	22.745360	24.354500	7.07%	975
2013	17.101632	22.745360	33.00%	975
2012	14.722794	17.101632	16.16%	975
2011	15.368721	14.722794	-4.20%	933
2010	13.542579	15.368721	13.48%	0
2009	10.740570	13.542579	26.09%	0
2008	17.404482	10.740570	-38.29%	0
2007	18.181092	17.404482	-4.27%	200
2006	16.004374	18.181092	13.60%	1,911

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.464849	10.913914	-4.81%	0
2014	11.309294	11.464849	1.38%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.131785	10.749782	-3.43%	0
2014	11.117634	11.131785	0.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.809764	12.441796	-2.87%	0
2014	12.229160	12.809764	4.75%	0
2013	8.667391	12.229160	41.09%	0
2012	7.547054	8.667391	14.84%	0
2011	8.690267	7.547054	-13.16%	0
2010	7.661662	8.690267	13.43%	0
2009	5.095443	7.661662	50.36%	0
2008*	10.000000	5.095443	-49.05%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.741852	14.430604	-2.11%	0
2014	13.570562	14.741852	8.63%	0
2013	9.963831	13.570562	36.20%	0
2012	9.100603	9.963831	9.49%	0
2011	9.570204	9.100603	-4.91%	0
2010	7.879127	9.570204	21.46%	0
2009	6.106026	7.879127	29.04%	0
2008*	10.000000	6.106026	-38.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.351672	12.013058	-2.74%	0
2014	12.047546	12.351672	2.52%	0
2013	10.689127	12.047546	12.71%	0
2012	9.791400	10.689127	9.17%	0
2011	10.096181	9.791400	-3.02%	0
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
2008*	10.000000	7.898055	-21.02%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.587649	12.209243	-3.01%	0
2014	12.230803	12.587649	2.92%	0
2013	10.262027	12.230803	19.19%	0
2012	9.186597	10.262027	11.71%	0
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.644681	11.362705	-2.42%	0
2014	11.463574	11.644681	1.58%	0
2013	11.113606	11.463574	3.15%	0
2012	10.517582	11.113606	5.67%	0
2011	10.550197	10.517582	-0.31%	0
2010	10.049218	10.550197	4.99%	0
2009	9.045270	10.049218	11.10%	0
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.482534	12.139533	-2.75%	54,251
2014	12.143433	12.482534	2.79%	58,159
2013	10.486339	12.143433	15.80%	53,713
2012	9.493730	10.486339	10.46%	63,651
2011	9.888232	9.493730	-3.99%	11,748
2010	9.032136	9.888232	9.48%	4,219
2009	7.534670	9.032136	19.87%	0
2008*	10.000000	7.534670	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.519506	12.121100	-3.18%	0
2014	12.180379	12.519506	2.78%	0
2013	9.970461	12.180379	22.16%	0
2012	8.852121	9.970461	12.63%	0
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	0
2012	10.061041	10.882906	8.17%	0
2011	10.262408	10.061041	-1.96%	0
2010	9.574869	10.262408	7.18%	0
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	12.006669	11.698630	-2.57%	0
2014	11.668360	12.006669	2.90%	0
2013	12.128324	11.668360	-3.79%	0
2012	11.479579	12.128324	5.65%	0
2011	10.991856	11.479579	4.44%	0
2010	10.472120	10.991856	4.96%	0
2009	9.810381	10.472120	6.75%	0
2008*	10.000000	9.810381	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	13.011044	12.723700	-2.21%	1,069
2014	12.619991	13.011044	3.10%	1,053
2013	13.106782	12.619991	-3.71%	1,059
2012	12.447959	13.106782	5.29%	929
2011	11.940533	12.447959	4.25%	913
2010	11.235352	11.940533	6.28%	921
2009	9.816183	11.235352	14.46%	0
2008*	10.000000	9.816183	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.682317	24.441041	-17.66%	597
2014	32.031239	29.682317	-7.33%	539
2013	32.446047	32.031239	-1.28%	0
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
2010	32.543435	37.081218	13.94%	0
2009	20.299459	32.543435	60.32%	0
2008	49.088004	20.299459	-58.65%	0
2007	34.396680	49.088004	42.71%	0
2006	25.668285	34.396680	34.00%	120

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.629231	12.401033	-1.81%	2,402
2014	12.286278	12.629231	2.79%	4,480
2013	13.027084	12.286278	-5.69%	3,566
2012	12.859823	13.027084	1.30%	3,309
2011	12.196707	12.859823	5.44%	3,481
2010	11.841388	12.196707	3.00%	3,441
2009	11.730769	11.841388	0.94%	7,582
2008	11.078405	11.730769	5.89%	0
2007	10.518089	11.078405	5.33%	0
2006	10.353547	10.518089	1.59%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.698760	8.275452	-4.87%	0
2014	8.913363	8.698760	-2.41%	0
2013	7.712871	8.913363	15.56%	0
2012	6.809681	7.712871	13.26%	0
2011	7.696934	6.809681	-11.53%	0
2010	6.928966	7.696934	11.08%	0
2009	5.445149	6.928966	27.25%	0
2008*	10.000000	5.445149	-45.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.501783	9.210492	-3.07%	0
2014	10.303705	9.501783	-7.78%	0
2013	8.661863	10.303705	18.95%	0
2012	7.454397	8.661863	16.20%	0
2011	8.701155	7.454397	-14.33%	0
2010	8.241771	8.701155	5.57%	0
2009	6.519215	8.241771	26.42%	0
2008	11.653883	6.519215	-44.06%	0
2007	10.838892	11.653883	7.52%	0
2006*	10.000000	10.838892	8.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.708454	23.072770	-2.68%	0
2014	22.973178	23.708454	3.20%	0
2013	18.366053	22.973178	25.09%	0
2012	16.120682	18.366053	13.93%	0
2011	17.070018	16.120682	-5.56%	0
2010	15.148905	17.070018	12.68%	0
2009	12.114945	15.148905	25.04%	0
2008	19.514699	12.114945	-37.92%	0
2007	18.737590	19.514699	4.15%	0
2006	16.309572	18.737590	14.89%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.183966	14.899909	-1.87%	0
2014	14.769342	15.183966	2.81%	0
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.345066	16.959497	-2.22%	1,315
2014	16.770944	17.345066	3.42%	0
2013	14.277565	16.770944	17.46%	0
2012	12.939906	14.277565	10.34%	0
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.753235	13.555228	-1.44%	0
2014	13.467169	13.753235	2.12%	0
2013	13.068618	13.467169	3.05%	0
2012	12.640931	13.068618	3.38%	0
2011	12.492878	12.640931	1.19%	0
2010	12.001664	12.492878	4.09%	0
2009	11.192423	12.001664	7.23%	0
2008	12.115711	11.192423	-7.62%	0
2007	11.696954	12.115711	3.58%	1,907
2006	11.207819	11.696954	4.36%	2,003
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.927460	18.543411	-2.03%	7,584
2014	18.306317	18.927460	3.39%	7,635
2013	15.967796	18.306317	14.65%	8,108
2012	14.659593	15.967796	8.92%	9,924
2011	14.918601	14.659593	-1.74%	5,244
2010	13.683133	14.918601	9.03%	1,671
2009	11.683976	13.683133	17.11%	0
2008	15.475992	11.683976	-24.50%	8,485
2007	14.901735	15.475992	3.85%	8,485
2006	13.613200	14.901735	9.47%	9,649

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.708065	21.183275	-2.42%	0
2014	21.040498	21.708065	3.17%	0
2013	17.490352	21.040498	20.30%	0
2012	15.641258	17.490352	11.82%	0
2011	16.256941	15.641258	-3.79%	0
2010	14.656816	16.256941	10.92%	383
2009	11.986491	14.656816	22.28%	383
2008	17.773319	11.986491	-32.56%	0
2007	17.034678	17.773319	4.34%	3,958
2006	15.128634	17.034678	12.60%	3,958
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.413425	16.129457	-1.73%	327
2014	15.941727	16.413425	2.96%	1,056
2013	14.677045	15.941727	8.62%	1,301
2012	13.820321	14.677045	6.20%	1,301
2011	13.774685	13.820321	0.33%	1,301
2010	12.913074	13.774685	6.67%	1,301
2009	11.466673	12.913074	12.61%	2,089
2008	13.730727	11.466673	-16.49%	2,866
2007	13.196251	13.730727	4.05%	2,866
2006	12.380997	13.196251	6.58%	2,866
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.933146	22.600034	3.04%	1,761
2014	20.552673	21.933146	6.72%	1,803
2013	15.341284	20.552673	33.97%	1,843
2012	13.179314	15.341284	16.40%	1,865
2011	13.749831	13.179314	-4.15%	4,200
2010	12.889699	13.749831	6.67%	4,376
2009*	10.000000	12.889699	28.90%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.121830	9.963836	-1.56%	0
2014*	10.000000	10.121830	1.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	33.193791	31.802564	-4.19%	344
2014	30.860662	33.193791	7.56%	344
2013	23.596073	30.860662	30.79%	344
2012	20.434535	23.596073	15.47%	344
2011	21.329936	20.434535	-4.20%	328
2010	17.193492	21.329936	24.06%	0
2009	12.789853	17.193492	34.43%	0
2008	20.478657	12.789853	-37.55%	0
2007	19.370427	20.478657	5.72%	0
2006	17.931223	19.370427	8.03%	415

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.488306	9.327011	-1.70%	0
2014	9.652396	9.488306	-1.70%	0
2013	9.819323	9.652396	-1.70%	0
2012	9.989602	9.819323	-1.70%	0
2011	10.161875	9.989602	-1.70%	4,104
2010	10.337602	10.161875	-1.70%	529
2009	10.511969	10.337602	-1.66%	529
2008	10.478564	10.511969	0.32%	6,797
2007	10.173209	10.478564	3.00%	0
2006	9.900155	10.173209	2.76%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.926060	14.248230	-4.54%	0
2014	14.616534	14.926060	2.12%	0
2013	15.038426	14.616534	-2.81%	0
2012	13.629522	15.038426	10.34%	0
2011	13.135866	13.629522	3.76%	0
2010	12.083619	13.135866	8.71%	0
2009	9.883035	12.083619	22.27%	0
2008	12.155901	9.883035	-18.70%	0
2007	11.820574	12.155901	2.84%	0
2006	11.469514	11.820574	3.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.551539	10.304247	-2.34%	0
2014	10.881151	10.551539	-3.03%	0
2013	9.142317	10.881151	19.02%	0
2012	8.051216	9.142317	13.55%	0
2011	9.062326	8.051216	-11.16%	0
2010	8.100611	9.062326	11.87%	0
2009	6.054548	8.100611	33.79%	0
2008*	10.000000	6.054548	-39.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	15.068802	14.020743	-6.96%	0
2014	16.971863	15.068802	-11.21%	0
2013	14.262964	16.971863	18.99%	0
2012	12.396772	14.262964	15.05%	0
2011	15.087246	12.396772	-17.83%	0
2010	14.493621	15.087246	4.10%	0
2009	11.384808	14.493621	27.31%	0
2008	21.640374	11.384808	-47.39%	0
2007	21.436127	21.640374	0.95%	0
2006	17.814837	21.436127	20.33%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.086480	14.280374	1.38%	6,902
2014	13.009812	14.086480	8.28%	7,256
2013	9.846233	13.009812	32.13%	7,026
2012	8.624835	9.846233	14.16%	6,446
2011	9.066774	8.624835	-4.87%	5,964
2010	7.995483	9.066774	13.40%	4,601
2009	6.288065	7.995483	27.15%	4,643
2008*	10.000000	6.288065	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.371647	12.692602	-5.08%	7,535
2014	12.338983	13.371647	8.37%	7,602
2013	9.296096	12.338983	32.73%	7,263
2012	8.042434	9.296096	15.59%	7,064
2011	8.712042	8.042434	-7.69%	6,531
2010	7.860693	8.712042	10.83%	4,944
2009	6.276217	7.860693	25.25%	4,739
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.113403	13.825497	-2.04%	0
2014	13.842586	14.113403	1.96%	0
2013	10.159648	13.842586	36.25%	0
2012	9.015486	10.159648	12.69%	0
2011	9.598319	9.015486	-6.07%	0
2010	7.720646	9.598319	24.32%	0
2009	6.198650	7.720646	24.55%	0
2008*	10.000000	6.198650	-38.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.975956	16.205808	-4.54%	0
2014	14.757742	16.975956	15.03%	0
2013	11.065093	14.757742	33.37%	0
2012	9.675375	11.065093	14.36%	0
2011	10.076273	9.675375	-3.98%	0
2010	8.568256	10.076273	17.60%	0
2009	6.680815	8.568256	28.25%	0
2008*	10.000000	6.680815	-33.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	22.014429	21.754764	-1.18%	0
2014	21.840806	22.014429	0.79%	0
2013	15.434684	21.840806	41.50%	0
2012	13.884361	15.434684	11.17%	0
2011	14.246687	13.884361	-2.54%	0
2010	11.584600	14.246687	22.98%	0
2009	9.265881	11.584600	25.02%	0
2008	17.631567	9.265881	-47.45%	0
2007	16.381818	17.631567	7.63%	0
2006	16.181325	16.381818	1.24%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	33.111468	30.501408	-7.88%	0
2014	31.549689	33.111468	4.95%	0
2013	22.921069	31.549689	37.64%	0
2012	19.382715	22.921069	18.26%	0
2011	20.854531	19.382715	-7.06%	271
2010	16.774034	20.854531	24.33%	271
2009	13.558015	16.774034	23.72%	271
2008	20.373659	13.558015	-33.45%	271
2007	22.343246	20.373659	-8.82%	227
2006	19.410077	22.343246	15.11%	227
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.183666	28.143842	-3.56%	0
2014	29.524266	29.183666	-1.15%	0
2013	21.369151	29.524266	38.16%	0
2012	18.866762	21.369151	13.26%	0
2011	20.374791	18.866762	-7.40%	0
2010	16.584203	20.374791	22.86%	0
2009	12.550074	16.584203	32.14%	0
2008	20.711245	12.550074	-39.40%	0
2007	20.679636	20.711245	0.15%	0
2006	18.824087	20.679636	9.86%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.615524	21.388690	-1.05%	0
2014	19.665564	21.615524	9.92%	0
2013	15.295902	19.665564	28.57%	0
2012	13.668346	15.295902	11.91%	0
2011	13.851856	13.668346	-1.32%	0
2010	12.445536	13.851856	11.30%	0
2009	10.083723	12.445536	23.42%	0
2008	17.569268	10.083723	-42.61%	0
2007	16.567058	17.569268	6.05%	0
2006	14.861207	16.567058	11.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.794413	12.792348	-7.26%	1,160
2014	10.911489	13.794413	26.42%	1,164
2013	10.808349	10.911489	0.95%	749
2012	9.513349	10.808349	13.61%	615
2011	9.117820	9.513349	4.34%	1,448
2010	7.144713	9.117820	27.62%	1,519
2009	5.569001	7.144713	28.29%	791
2008*	10.000000	5.569001	-44.31%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.968643	12.868379	-0.77%	0
2014	11.667162	12.968643	11.16%	0
2013*	10.000000	11.667162	16.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.264591	10.055677	-2.04%	0
2014	10.390782	10.264591	-1.21%	0
2013	10.559348	10.390782	-1.60%	0
2012	10.376793	10.559348	1.76%	0
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	0
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.883401	12.046089	-6.50%	0
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.527845	13.723442	-5.54%	0
2014	16.089992	14.527845	-9.71%	0
2013	13.629435	16.089992	18.05%	0
2012	11.596824	13.629435	17.53%	0
2011	13.471087	11.596824	-13.91%	0
2010	12.886142	13.471087	4.54%	0
2009*	10.000000	12.886142	28.86%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	29.155483	28.944934	-0.72%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.184595	10.029857	-1.52%	0
2014	10.297917	10.184595	-1.10%	0
2013	10.411789	10.297917	-1.09%	0
2012	10.125982	10.411789	2.82%	0
2011	10.270957	10.125982	-1.41%	0
2010	9.924075	10.270957	3.50%	0
2009	8.908440	9.924075	11.40%	0
2008	10.468312	8.908440	-14.90%	419
2007	10.165281	10.468312	2.98%	419
2006	9.923615	10.165281	2.44%	419
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.969959	23.453225	-2.16%	0
2014	22.091013	23.969959	8.51%	0
2013	16.331631	22.091013	35.27%	0
2012	14.970977	16.331631	9.09%	0
2011	15.713411	14.970977	-4.72%	0
2010	13.011216	15.713411	20.77%	0
2009	10.071209	13.011216	29.19%	0
2008	16.919113	10.071209	-40.47%	0
2007	15.995506	16.919113	5.77%	0
2006	14.310433	15.995506	11.78%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.816463	10.125457	-6.39%	0
2014	10.715249	10.816463	0.94%	0
2013	10.143221	10.715249	5.64%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.568102	10.304923	-10.92%	0
2014	11.665048	11.568102	-0.83%	0
2013	10.261940	11.665048	13.67%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.399569	10.458070	-8.26%	0
2014	11.314036	11.399569	0.76%	0
2013	10.279583	11.314036	10.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	29.142872	29.699454	1.91%	1,321
2014	29.049621	29.142872	0.32%	1,321
2013	23.270767	29.049621	24.83%	0
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
2010	19.138232	21.767378	13.74%	0
2009	13.971006	19.138232	36.99%	0
2008	23.819814	13.971006	-41.35%	0
2007	22.844786	23.819814	4.27%	0
2006	19.800617	22.844786	15.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	10.009711	9.594353	-4.15%	0
2014	9.935290	10.009711	0.75%	0
2013	10.144346	9.935290	-2.06%	0
2012*	10.000000	10.144346	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.009507	9.131402	1.35%	0
2014*	10.000000	9.009507	-9.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.949132	23.259863	1.35%	0
2014	21.146639	22.949132	8.52%	0
2013	16.366709	21.146639	29.21%	0
2012	14.278780	16.366709	14.62%	0
2011	14.571030	14.278780	-2.01%	0
2010	12.797538	14.571030	13.86%	0
2009	10.171462	12.797538	25.82%	0
2008	16.860008	10.171462	-39.67%	0
2007	16.469437	16.860008	2.37%	0
2006	14.598881	16.469437	12.81%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.785456	32.110324	-7.69%	0
2014	31.693294	34.785456	9.76%	0
2013	22.927266	31.693294	38.23%	0
2012	19.822086	22.927266	15.67%	0
2011	20.656451	19.822086	-4.04%	0
2010	17.076263	20.656451	20.97%	0
2009	12.690879	17.076263	34.56%	0
2008	20.825139	12.690879	-39.06%	0
2007	21.486399	20.825139	-3.08%	0
2006	19.062727	21.486399	12.71%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.296406	9.191387	-10.73%	5,338
2014	10.427049	10.296406	-1.25%	5,338
2013	10.595789	10.427049	-1.59%	5,338
2012*	10.000000	10.595789	5.96%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.101190	8.734867	-4.03%	0
2014	9.130346	9.101190	-0.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.636159	10.617598	-8.75%	1,805
2014	11.801877	11.636159	-1.40%	1,617
2013	12.849827	11.801877	-8.16%	1,596
2012	12.422654	12.849827	3.44%	1,316
2011	11.655907	12.422654	6.58%	1,279
2010	10.841398	11.655907	7.51%	1,314
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.319791	11.150585	-1.49%	1,231
2014	11.430031	11.319791	-0.96%	3,094
2013	11.654767	11.430031	-1.93%	3,148
2012	11.212140	11.654767	3.95%	3,115
2011	11.291696	11.212140	-0.70%	3,155
2010	10.920652	11.291696	3.40%	3,230
2009*	10.000000	10.920652	9.21%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.587320	10.442267	-1.37%	0
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	0
2012	9.977132	10.738805	7.63%	0
2011*	10.000000	9.977132	-0.23%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.123908	18.292650	-9.10%	488
2014	18.487671	20.123908	8.85%	533
2013	13.861733	18.487671	33.37%	575
2012	11.836773	13.861733	17.11%	611
2011	12.627166	11.836773	-6.26%	652
2010	11.230666	12.627166	12.43%	703
2009	8.801105	11.230666	27.61%	732
2008	14.605472	8.801105	-39.74%	0
2007	15.814500	14.605472	-7.65%	0
2006	13.878937	15.814500	13.95%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.569240	17.294739	-1.56%	0
2014	19.172587	17.569240	-8.36%	0
2013	15.229073	19.172587	25.89%	0
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
2010	14.389186	15.562903	8.16%	0
2009	11.744881	14.389186	22.51%	0
2008	21.317895	11.744881	-44.91%	0
2007	20.014021	21.317895	6.51%	0
2006	15.940489	20.014021	25.55%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	22.112107	20.407383	-7.71%	496
2014	20.501553	22.112107	7.86%	541
2013	14.510913	20.501553	41.28%	585
2012	12.923645	14.510913	12.28%	621
2011	16.003190	12.923645	-19.24%	662
2010	13.476794	16.003190	18.75%	714
2009	8.364903	13.476794	61.11%	744
2008	13.514512	8.364903	-38.10%	0
2007	13.030197	13.514512	3.72%	0
2006	12.571599	13.030197	3.65%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	28.044718	31.005791	10.56%	1,389
2014	21.741054	28.044718	28.99%	933
2013	14.694301	21.741054	47.96%	899
2012	11.411460	14.694301	28.77%	815
2011	10.516214	11.411460	8.51%	650
2010*	10.000000	10.516214	5.16%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.698828	12.379052	-2.52%	0
2014	12.009836	12.698828	5.74%	0
2013	12.288834	12.009836	-2.27%	0
2012	11.449331	12.288834	7.33%	0
2011	11.049723	11.449331	3.62%	0
2010	10.519334	11.049723	5.04%	0
2009	9.783489	10.519334	7.52%	0
2008	11.114815	9.783489	-11.98%	0
2007	10.747251	11.114815	3.42%	0
2006	10.556674	10.747251	1.81%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.732430	21.111857	-2.86%	0
2014	21.487226	21.732430	1.14%	0
2013	23.956634	21.487226	-10.31%	0
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
2010	18.241042	19.677809	7.88%	0
2009	14.261747	18.241042	27.90%	0
2008	17.064754	14.261747	-16.43%	0
2007	16.318002	17.064754	4.58%	0
2006	14.980954	16.318002	8.92%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.203512	-17.96%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.389247	5.488215	-34.58%	176
2014	10.549928	8.389247	-20.48%	176
2013	9.709583	10.549928	8.65%	176
2012*	10.000000	9.709583	-2.90%	176
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.263698	5.391522	-34.76%	6,211
2014	10.423375	8.263698	-20.72%	4,691
2013	9.613860	10.423375	8.42%	4,097
2012*	10.000000	9.613860	-3.86%	1,013
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.914709	21.875813	-4.53%	2,307
2014	23.757157	22.914709	-3.55%	2,720
2013	16.087110	23.757157	47.68%	2,188
2012	15.171806	16.087110	6.03%	1,905
2011	16.177314	15.171806	-6.22%	1,562
2010	12.981380	16.177314	24.62%	422
2009	8.651424	12.981380	50.05%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.614969	23.532724	-0.35%	0
2014	21.992417	23.614969	7.38%	0
2013	16.630891	21.992417	32.24%	0
2012	14.438026	16.630891	15.19%	0
2011	13.853680	14.438026	4.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.673966	31.200744	-7.34%	0
2014	31.459395	33.673966	7.04%	0
2013	23.263995	31.459395	35.23%	0
2012	19.987746	23.263995	16.39%	0
2011	22.262631	19.987746	-10.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.211386	12.659799	-4.18%	0
2014	13.017171	13.211386	1.49%	0
2013	14.476590	13.017171	-10.08%	0
2012	13.721610	14.476590	5.50%	0
2011	12.497477	13.721610	9.80%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.724581	21.922692	-7.60%	0
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	0
2012	14.360944	16.148867	12.45%	0
2011	14.210230	14.360944	1.06%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.688162	21.939001	-3.30%	0
2014	19.866235	22.688162	14.20%	0
2013	15.565748	19.866235	27.63%	0
2012	13.631589	15.565748	14.19%	0
2011	13.991845	13.631589	-2.57%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.112638	11.773146	-2.80%	0
2014	11.979930	12.112638	1.11%	0
2013	10.112232	11.979930	18.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.737612	-2.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.945997	14.537422	-2.73%	0
2014	14.923860	14.945997	0.15%	0
2013	13.275810	14.923860	12.41%	0
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.765557	-2.34%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.657171	11.632000	-8.10%	0
2014	12.197325	12.657171	3.77%	0
2013*	10.000000	12.197325	21.97%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.856344	10.397956	-4.22%	0
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.242517	31.899888	-4.04%	0
2014	32.186213	33.242517	3.28%	0
2013	23.280544	32.186213	38.25%	0
2012	20.473298	23.280544	13.71%	0
2011	20.720623	20.473298	-1.19%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	24.085928	23.869921	-0.90%	0
2014	21.674639	24.085928	11.12%	0
2013	16.749922	21.674639	29.40%	0
2012	14.764267	16.749922	13.45%	0
2011	14.787085	14.764267	-0.15%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.739768	20.779660	-4.42%	0
2014	20.520863	21.739768	5.94%	0
2013	17.286242	20.520863	18.71%	0
2012	15.975323	17.286242	8.21%	0
2011	14.952491	15.975323	6.84%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.360898	18.542259	-4.23%	0
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.921864	9.651508	-2.72%	0
2014	10.041128	9.921864	-1.19%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.784293	14.510195	-8.07%	0
2014	16.282113	15.784293	-3.06%	0
2013	14.272246	16.282113	14.08%	0
2012	13.203206	14.272246	8.10%	0
2011	14.221336	13.203206	-7.16%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.437907	13.144729	-2.18%	0
2014	13.213100	13.437907	1.70%	0
2013	13.348274	13.213100	-1.01%	0
2012	12.413950	13.348274	7.53%	0
2011	12.387889	12.413950	0.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.796984	14.460919	-2.27%	0
2014	14.451944	14.796984	2.39%	0
2013	12.994518	14.451944	11.22%	0
2012	11.853500	12.994518	9.63%	0
2011	12.115952	11.853500	-2.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.342047	15.004361	-2.20%	0
2014	14.929274	15.342047	2.76%	0
2013	13.140604	14.929274	13.61%	0
2012	11.829064	13.140604	11.09%	0
2011	12.190669	11.829064	-2.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	16.009966	15.646468	-2.27%	0
2014	15.557219	16.009966	2.91%	0
2013	13.042099	15.557219	19.28%	0
2012	11.525200	13.042099	13.16%	0
2011	12.071604	11.525200	-4.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.683154	12.989684	-22.14%	0
2014	19.465593	16.683154	-14.29%	0
2013	15.958849	19.465593	21.97%	0
2012	15.509505	15.958849	2.90%	0
2011	16.651031	15.509505	-6.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.401267	21.076366	-5.91%	0
2014	21.018038	22.401267	6.58%	0
2013	16.735236	21.018038	25.59%	0
2012	14.552109	16.735236	15.00%	0
2011	14.714425	14.552109	-1.10%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	24.098990	25.312028	5.03%	0
2014	22.094915	24.098990	9.07%	0
2013	16.535427	22.094915	33.62%	0
2012	14.711717	16.535427	12.40%	0
2011	14.978073	14.711717	-1.78%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.654647	13.301694	-2.58%	0
2014	13.158621	13.654647	3.77%	0
2013	13.675795	13.158621	-3.78%	0
2012	13.181320	13.675795	3.75%	0
2011	12.533669	13.181320	5.17%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.870883	34.669062	-3.35%	0
2014	34.432944	35.870883	4.18%	0
2013	25.793803	34.432944	33.49%	0
2012	22.916990	25.793803	12.55%	0
2011	26.163996	22.916990	-12.41%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.379298	21.697549	1.49%	0
2014	23.728933	21.379298	-9.90%	0
2013	18.554195	23.728933	27.89%	0
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.225071	28.748640	-4.88%	0
2014	28.882321	30.225071	4.65%	0
2013	22.580709	28.882321	27.91%	0
2012	18.088260	22.580709	24.84%	0
2011	20.239014	18.088260	-10.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.755268	13.474340	-8.68%	0
2014	14.355460	14.755268	2.79%	0
2013	12.823360	14.355460	11.95%	0
2012	11.586341	12.823360	10.68%	0
2011	11.517649	11.586341	0.60%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.466302	23.161204	-5.33%	0
2014	22.904150	24.466302	6.82%	0
2013	17.975242	22.904150	27.42%	0
2012	16.341438	17.975242	10.00%	0
2011	15.690609	16.341438	4.15%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.498756	28.661334	-9.01%	0
2014	31.877872	31.498756	-1.19%	0
2013	23.815169	31.877872	33.86%	0
2012	20.475326	23.815169	16.31%	0
2011	21.653562	20.475326	-5.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.318140	7.360283	-21.01%	0
2014*	10.000000	9.318140	-6.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.177287	19.455662	-8.13%	0
2014	24.254593	21.177287	-12.69%	0
2013	20.075043	24.254593	20.82%	0
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.728973	9.147207	-5.98%	0
2014	9.724029	9.728973	0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.036442	14.445873	2.92%	0
2014	13.207581	14.036442	6.28%	0
2013	9.615981	13.207581	37.35%	0
2012*	10.000000	9.615981	-3.84%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.825380	12.061506	-5.96%	0
2014	12.531340	12.825380	2.35%	0
2013	9.928417	12.531340	26.22%	0
2012*	10.000000	9.928417	-0.72%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.789343	13.689158	-0.73%	0
2014	13.032547	13.789343	5.81%	0
2013	9.710282	13.032547	34.21%	0
2012*	10.000000	9.710282	-2.90%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.424075	13.889249	-9.95%	0
2014	16.571392	15.424075	-6.92%	0
2013	13.478931	16.571392	22.94%	0
2012	11.512000	13.478931	17.09%	0
2011	12.626540	11.512000	-8.83%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.720147	10.765970	-8.14%	0
2014	11.705933	11.720147	0.12%	0
2013	10.782323	11.705933	8.57%	0
2012*	10.000000	10.782323	7.82%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.580801	12.571862	-7.43%	0
2014	12.814288	13.580801	5.98%	0
2013	10.037435	12.814288	27.66%	0
2012*	10.000000	10.037435	0.37%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.844673	22.537022	-1.35%	0
2014	21.481798	22.844673	6.34%	0
2013	18.250267	21.481798	17.71%	0
2012	16.384652	18.250267	11.39%	0
2011	16.452918	16.384652	-0.41%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.756238	-2.44%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.727558	31.594142	9.98%	0
2014	26.956617	28.727558	6.57%	0
2013	20.962185	26.956617	28.60%	0
2012	17.226388	20.962185	21.69%	0
2011	18.840477	17.226388	-8.57%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.190371	14.589746	2.81%	0
2014	13.208445	14.190371	7.43%	0
2013	9.929462	13.208445	33.02%	0
2012*	10.000000	9.929462	-0.71%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.611695	25.635747	-10.40%	0
2014	33.130857	28.611695	-13.64%	0
2013	29.506835	33.130857	12.28%	0
2012	26.536056	29.506835	11.20%	0
2011	39.916616	26.536056	-33.52%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.193954	7.221288	-21.46%	0
2014	9.812785	9.193954	-6.31%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.858653	12.362520	-3.86%	0
2014	14.148077	12.858653	-9.11%	0
2013	10.196918	14.148077	38.75%	0
2012*	10.000000	10.196918	1.97%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.960908	26.241671	-2.67%	0
2014	24.900646	26.960908	8.27%	0
2013	18.690785	24.900646	33.22%	0
2012	16.417040	18.690785	13.85%	0
2011	16.787166	16.417040	-2.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.678641	15.333259	4.46%	0
2014	14.772760	14.678641	-0.64%	0
2013	11.780323	14.772760	25.40%	0
2012	10.342861	11.780323	13.90%	0
2011	10.717202	10.342861	-3.49%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.705202	-2.95%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.501542	15.050741	-8.79%	0
2014	17.149472	16.501542	-3.78%	0
2013	13.231297	17.149472	29.61%	0
2012	10.982532	13.231297	20.48%	0
2011	11.280501	10.982532	-2.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.978136	20.634332	-6.11%	0
2014	19.805247	21.978136	10.97%	0
2013	15.309114	19.805247	29.37%	0
2012	13.615559	15.309114	12.44%	0
2011	13.790494	13.615559	-1.27%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.111333	14.000824	-0.78%	0
2014	13.679983	14.111333	3.15%	0
2013	11.293817	13.679983	21.13%	0
2012	9.934130	11.293817	13.69%	0
2011	10.017612	9.934130	-0.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.324564	11.100673	-1.98%	0
2014	10.979648	11.324564	3.14%	0
2013	11.470453	10.979648	-4.28%	0
2012	11.122824	11.470453	3.13%	0
2011	10.707494	11.122824	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.925333	15.623617	4.68%	0
2014	14.917365	14.925333	0.05%	0
2013	11.802543	14.917365	26.39%	0
2012	9.839907	11.802543	19.95%	0
2011	11.042898	9.839907	-10.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.272660	14.924156	4.56%	0
2014	13.442503	14.272660	6.18%	0
2013	10.556109	13.442503	27.34%	0
2012	9.151941	10.556109	15.34%	0
2011	9.772798	9.151941	-6.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	13.017917	12.929086	-0.68%	0
2014	12.020395	13.017917	8.30%	0
2013	9.200983	12.020395	30.64%	0
2012	8.000182	9.200983	15.01%	0
2011	8.328583	8.000182	-3.94%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.259011	-7.41%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.582429	18.738048	-4.31%	0
2014	19.435544	19.582429	0.76%	0
2013	18.475098	19.435544	5.20%	0
2012	16.415411	18.475098	12.55%	0
2011	16.092715	16.415411	2.01%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.207767	22.234394	-8.15%	0
2014	22.619836	24.207767	7.02%	0
2013	17.015902	22.619836	32.93%	0
2012	14.656457	17.015902	16.10%	0
2011	15.307241	14.656457	-4.25%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.455121	10.899102	-4.85%	0
2014	11.305452	11.455121	1.32%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.122340	10.735192	-3.48%	0
2014	11.113852	11.122340	0.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.766378	12.393340	-2.92%	0
2014	12.193947	12.766378	4.69%	0
2013	8.646821	12.193947	41.02%	0
2012	7.532982	8.646821	14.79%	0
2011	8.678463	7.532982	-13.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.691900	14.374388	-2.16%	0
2014	13.531460	14.691900	8.58%	0
2013	9.940186	13.531460	36.13%	0
2012	9.083641	9.940186	9.43%	0
2011	9.557223	9.083641	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.309826	11.966272	-2.79%	0
2014	12.012839	12.309826	2.47%	0
2013	10.663756	12.012839	12.65%	0
2012	9.773150	10.663756	9.11%	0
2011	10.082476	9.773150	-3.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.544967	12.161653	-3.06%	0
2014	12.195542	12.544967	2.87%	0
2013	10.237652	12.195542	19.12%	0
2012	9.169449	10.237652	11.65%	0
2011	9.665696	9.169449	-5.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.605240	11.318457	-2.47%	0
2014	11.430565	11.605240	1.53%	0
2013	11.087244	11.430565	3.10%	0
2012	10.497989	11.087244	5.61%	0
2011	10.535889	10.497989	-0.36%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.440261	12.092268	-2.80%	0
2014	12.108469	12.440261	2.74%	0
2013	10.461468	12.108469	15.74%	0
2012	9.476046	10.461468	10.40%	0
2011	9.874824	9.476046	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.477060	12.073870	-3.23%	0
2014	12.145260	12.477060	2.73%	0
2013	9.946771	12.145260	22.10%	0
2012	8.835604	9.946771	12.58%	0
2011	9.433360	8.835604	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.134187	11.794839	-2.80%	0
2014	11.865930	12.134187	2.26%	0
2013	10.857085	11.865930	9.29%	0
2012	10.042298	10.857085	8.11%	0
2011	10.248492	10.042298	-2.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.966029	11.653100	-2.62%	0
2014	11.634780	11.966029	2.85%	0
2013	12.099576	11.634780	-3.84%	0
2012	11.458211	12.099576	5.60%	0
2011	10.976951	11.458211	4.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.966964	12.674139	-2.26%	0
2014	12.583641	12.966964	3.05%	0
2013	13.075685	12.583641	-3.76%	0
2012	12.424769	13.075685	5.24%	0
2011	11.924351	12.424769	4.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.503519	24.281437	-17.70%	0
2014	31.854512	29.503519	-7.38%	0
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.553135	12.320032	-1.86%	0
2014	12.218455	12.553135	2.74%	0
2013	12.961773	12.218455	-5.73%	0
2012	12.801881	12.961773	1.25%	0
2011	12.147918	12.801881	5.38%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.669291	8.243219	-4.91%	0
2014	8.887692	8.669291	-2.46%	0
2013	7.694573	8.887692	15.51%	0
2012	6.796997	7.694573	13.21%	0
2011	7.686505	6.796997	-11.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.459956	9.165287	-3.11%	0
2014	10.263564	9.459956	-7.83%	0
2013	8.632502	10.263564	18.89%	0
2012	7.432925	8.632502	16.14%	0
2011	8.680525	7.432925	-14.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.565644	22.922125	-2.73%	0
2014	22.846408	23.565644	3.15%	0
2013	18.273978	22.846408	25.02%	0
2012	16.048045	18.273978	13.87%	0
2011	17.001736	16.048045	-5.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.140265	14.849467	-1.92%	0
2014	14.734335	15.140265	2.75%	0
2013	13.221841	14.734335	11.44%	0
2012	12.303112	13.221841	7.47%	0
2011	12.411964	12.303112	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.295177	16.902122	-2.27%	0
2014	16.731206	17.295177	3.37%	0
2013	14.250979	16.731206	17.40%	0
2012	12.922393	14.250979	10.28%	0
2011	13.276309	12.922393	-2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.670380	13.466712	-1.49%	0
2014	13.392845	13.670380	2.07%	0
2013	13.003124	13.392845	3.00%	0
2012	12.584001	13.003124	3.33%	0
2011	12.442939	12.584001	1.13%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.813468	18.422356	-2.08%	0
2014	18.205323	18.813468	3.34%	0
2013	15.887798	18.205323	14.59%	0
2012	14.593590	15.887798	8.87%	0
2011	14.858981	14.593590	-1.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.577330	21.044992	-2.47%	0
2014	20.924427	21.577330	3.12%	0
2013	17.402708	20.924427	20.24%	0
2012	15.570810	17.402708	11.76%	0
2011	16.191935	15.570810	-3.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.314521	16.024114	-1.78%	0
2014	15.853731	16.314521	2.91%	0
2013	14.603455	15.853731	8.56%	0
2012	13.758057	14.603455	6.14%	0
2011	13.719595	13.758057	0.28%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.870050	22.523552	2.99%	0
2014	20.503983	21.870050	6.66%	0
2013	15.312714	20.503983	33.90%	0
2012	13.161472	15.312714	16.34%	0
2011	13.738189	13.161472	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.993849	31.594927	-4.24%	0
2014	30.690390	32.993849	7.51%	0
2013	23.477812	30.690390	30.72%	0
2012	20.342486	23.477812	15.41%	0
2011	21.244633	20.342486	-4.25%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.430955	9.265915	-1.75%	0
2014	9.598934	9.430955	-1.75%	0
2013	9.769905	9.598934	-1.75%	0
2012	9.944406	9.769905	-1.75%	0
2011	10.121033	9.944406	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.836111	14.155154	-4.59%	0
2014	14.535835	14.836111	2.07%	0
2013	14.962997	14.535835	-2.85%	0
2012	13.568081	14.962997	10.28%	0
2011	13.083288	13.568081	3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.515782	10.264111	-2.39%	0
2014	10.849797	10.515782	-3.08%	0
2013	9.120622	10.849797	18.96%	0
2012	8.036198	9.120622	13.49%	0
2011	9.050027	8.036198	-11.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.979570	13.930623	-7.00%	0
2014	16.879954	14.979570	-11.26%	0
2013	14.192942	16.879954	18.93%	0
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	14.038767	14.224750	1.32%	0
2014	12.972341	14.038767	8.22%	0
2013	9.822877	12.972341	32.06%	0
2012	8.608756	9.822877	14.10%	0
2011	9.054459	8.608756	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.326338	12.643162	-5.13%	0
2014	12.303435	13.326338	8.31%	0
2013	9.274032	12.303435	32.67%	0
2012	8.027444	9.274032	15.53%	0
2011	8.700219	8.027444	-7.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.065582	13.771644	-2.09%	0
2014	13.802708	14.065582	1.90%	0
2013	10.135533	13.802708	36.18%	0
2012	8.998670	10.135533	12.63%	0
2011	9.585284	8.998670	-6.12%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.918435	16.142678	-4.59%	0
2014	14.715228	16.918435	14.97%	0
2013	11.038815	14.715228	33.30%	0
2012	9.657332	11.038815	14.31%	0
2011	10.062592	9.657332	-4.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.881801	21.612703	-1.23%	0
2014	21.720263	21.881801	0.74%	0
2013	15.357297	21.720263	41.43%	0
2012	13.821797	15.357297	11.11%	0
2011	14.189699	13.821797	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.912037	30.302270	-7.93%	0
2014	31.375631	32.912037	4.90%	0
2013	22.806201	31.375631	37.57%	0
2012	19.295405	22.806201	18.19%	0
2011	20.771140	19.295405	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	29.007985	27.960178	-3.61%	0
2014	29.361478	29.007985	-1.20%	0
2013	21.262124	29.361478	38.09%	0
2012	18.781832	21.262124	13.21%	0
2011	20.293371	18.781832	-7.45%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.485335	21.249049	-1.10%	0
2014	19.557070	21.485335	9.86%	0
2013	15.219252	19.557070	28.50%	0
2012	13.606781	15.219252	11.85%	0
2011	13.796466	13.606781	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.747681	12.742525	-7.31%	0
2014	10.880056	13.747681	26.36%	0
2013	10.782698	10.880056	0.90%	0
2012	9.495610	10.782698	13.55%	0
2011	9.105436	9.495610	4.29%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.957639	12.850917	-0.82%	0
2014	11.663193	12.957639	11.10%	0
2013*	10.000000	11.663193	16.63%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.229826	10.016511	-2.09%	0
2014	10.360863	10.229826	-1.26%	0
2013	10.534295	10.360863	-1.65%	0
2012	10.357453	10.534295	1.71%	0
2011	10.406354	10.357453	-0.47%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.872484	12.029765	-6.55%	0
2014	12.531398	12.872484	2.72%	0
2013*	10.000000	12.531398	25.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.486038	13.676995	-5.58%	0
2014	16.051858	14.486038	-9.75%	0
2013	13.604035	16.051858	17.99%	0
2012	11.581113	13.604035	17.47%	0
2011	13.459684	11.581113	-13.96%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.978087	28.754174	-0.77%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.123198	9.964312	-1.57%	0
2014	10.241052	10.123198	-1.15%	0
2013	10.359573	10.241052	-1.14%	0
2012	10.080351	10.359573	2.77%	0
2011	10.229857	10.080351	-1.46%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.828110	23.302573	-2.21%	0
2014	21.971464	23.828110	8.45%	0
2013	16.251507	21.971464	35.20%	0
2012	14.905135	16.251507	9.03%	0
2011	15.652245	14.905135	-4.77%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.804568	10.109175	-6.44%	0
2014	10.708920	10.804568	0.89%	0
2013	10.142390	10.708920	5.59%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.555381	10.288350	-10.96%	0
2014	11.658148	11.555381	-0.88%	0
2013	10.261092	11.658148	13.62%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.387046	10.441262	-8.31%	0
2014	11.307362	11.387046	0.70%	0
2013	10.278741	11.307362	10.01%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.967317	29.505521	1.86%	0
2014	28.889338	28.967317	0.27%	0
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.998625	9.578845	-4.20%	0
2014	9.929325	9.998625	0.70%	0
2013	10.143415	9.929325	-2.11%	0
2012*	10.000000	10.143415	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.006445	9.123662	1.30%	0
2014*	10.000000	9.006445	-9.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.810911	23.108011	1.30%	0
2014	21.029962	22.810911	8.47%	0
2013	16.284679	21.029962	29.14%	0
2012	14.214463	16.284679	14.56%	0
2011	14.512770	14.214463	-2.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.575949	31.900693	-7.74%	0
2014	31.518440	34.575949	9.70%	0
2013	22.812364	31.518440	38.16%	0
2012	19.732795	22.812364	15.61%	0
2011	20.573839	19.732795	-4.09%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.282437	9.174242	-10.78%	0
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.602645	10.581627	-8.80%	0
2014	11.773874	11.602645	-1.45%	0
2013	12.825863	11.773874	-8.20%	0
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.287188	11.112815	-1.54%	0
2014	11.402909	11.287188	-1.01%	0
2013	11.633026	11.402909	-1.98%	0
2012	11.196933	11.633026	3.89%	0
2011	11.282116	11.196933	-0.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.567590	10.417511	-1.42%	0
2014	10.325496	10.567590	2.34%	0
2013	10.729699	10.325496	-3.77%	0
2012	9.973762	10.729699	7.58%	0
2011*	10.000000	9.973762	-0.26%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	20.004851	18.175171	-9.15%	0
2014	18.387640	20.004851	8.80%	0
2013	13.793737	18.387640	33.30%	0
2012	11.784717	13.793737	17.05%	0
2011	12.578016	11.784717	-6.31%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.465233	17.183618	-1.61%	0
2014	19.068804	17.465233	-8.41%	0
2013	15.154349	19.068804	25.83%	0
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.981207	20.276238	-7.76%	0
2014	20.390550	21.981207	7.80%	0
2013	14.439686	20.390550	41.21%	0
2012	12.866770	14.439686	12.22%	0
2011	15.940852	12.866770	-19.28%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.978326	30.916649	10.50%	0
2014	21.700606	27.978326	28.93%	0
2013	14.674413	21.700606	47.88%	0
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.623666	12.299519	-2.57%	0
2014	11.944821	12.623666	5.68%	0
2013	12.228538	11.944821	-2.32%	0
2012	11.398966	12.228538	7.28%	0
2011	11.006698	11.398966	3.56%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.600197	20.972725	-2.90%	0
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.200726	-17.99%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.377851	5.477963	-34.61%	0
2014	10.540980	8.377851	-20.52%	0
2013	9.706281	10.540980	8.60%	0
2012*	10.000000	9.706281	-2.94%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.796945	21.752313	-4.58%	0
2014	23.647102	22.796945	-3.60%	0
2013	16.020725	23.647102	47.60%	0
2012	15.116906	16.020725	5.98%	0
2011	16.126972	15.116906	-6.26%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.382979	11.032759	-3.08%	61,136
2014	11.123667	11.382979	2.33%	61,452
2013	10.119910	11.123667	9.92%	51,675
2012*	10.000000	10.119910	1.20%	43,647
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.472602	23.378948	-0.40%	4,142
2014	21.870950	23.472602	7.32%	4,142
2013	16.547447	21.870950	32.17%	4,142
2012	14.372911	16.547447	15.13%	3,615
2011	13.798212	14.372911	4.17%	3,615
2010	12.456663	13.798212	10.77%	3,615
2009	10.540193	12.456663	18.18%	3,615
2008	18.099119	10.540193	-41.76%	3,615
2007	17.578329	18.099119	2.96%	3,615
2006	15.300880	17.578329	14.88%	3,615
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.471122	30.997012	-7.39%	9,646
2014	31.285815	33.471122	6.98%	10,881
2013	23.147413	31.285815	35.16%	11,845
2012	19.897727	23.147413	16.33%	8,271
2011	22.173624	19.897727	-10.26%	6,095
2010	17.836941	22.173624	24.31%	1,371
2009	12.732506	17.836941	40.09%	899
2008	20.180294	12.732506	-36.91%	0
2007	20.243032	20.180294	-0.31%	0
2006	18.049671	20.243032	12.15%	324
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.130947	12.576307	-4.22%	95,442
2014	12.944497	13.130947	1.44%	86,605
2013	14.403095	12.944497	-10.13%	84,536
2012	13.658916	14.403095	5.45%	74,892
2011	12.446690	13.658916	9.74%	56,321
2010	12.057551	12.446690	3.23%	38,348
2009	11.140577	12.057551	8.23%	34,541
2008	11.527924	11.140577	-3.36%	33,198
2007	10.722391	11.527924	7.51%	31,261
2006	10.747787	10.722391	-0.24%	30,577

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.581645	21.779523	-7.64%	0
2014	21.377678	23.581645	10.31%	0
2013	16.067909	21.377678	33.05%	0
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
2010	12.658137	14.153395	11.81%	0
2009	10.944856	12.658137	15.65%	0
2008	17.076207	10.944856	-35.91%	0
2007	17.466671	17.076207	-2.24%	0
2006	15.225883	17.466671	14.72%	3,418
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.576840	21.820239	-3.35%	43,066
2014	19.778824	22.576840	14.15%	42,948
2013	15.505152	19.778824	27.56%	23,917
2012	13.585449	15.505152	14.13%	15,754
2011	13.951568	13.585449	-2.62%	10,816
2010	11.941104	13.951568	16.84%	6,309
2009	9.368076	11.941104	27.47%	1,051
2008	12.637300	9.368076	-25.87%	275
2007	13.190159	12.637300	-4.19%	1,684
2006	11.171661	13.190159	18.07%	1,107
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.099329	11.754225	-2.85%	104,311
2014	11.972859	12.099329	1.06%	126,379
2013	10.111402	11.972859	18.41%	91,034
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.734290	-2.66%	5,207
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.902965	14.488185	-2.78%	278,368
2014	14.888462	14.902965	0.10%	249,373
2013	13.251063	14.888462	12.36%	234,926
2012	12.271448	13.251063	7.98%	157,526
2011	12.967969	12.271448	-5.37%	79,866
2010	12.031177	12.967969	7.79%	25,024
2009*	10.000000	12.031177	20.31%	4,223
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.189070	-8.11%	6,499
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.762234	-2.38%	5,326
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.646434	11.616227	-8.15%	18,585
2014	12.193183	12.646434	3.72%	11,039
2013*	10.000000	12.193183	21.93%	3,365

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.852666	10.389150	-4.27%	30,006
2014*	10.000000	10.852666	8.53%	18,722
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	33.042230	31.691551	-4.09%	9,321
2014	32.008588	33.042230	3.23%	8,722
2013	23.163840	32.008588	38.18%	12,592
2012	20.381049	23.163840	13.65%	18,701
2011	20.637735	20.381049	-1.24%	11,551
2010	16.702030	20.637735	23.56%	11,275
2009	13.603687	16.702030	22.78%	9,619
2008	20.052499	13.603687	-32.16%	9,828
2007	20.556777	20.052499	-2.45%	8,060
2006	18.295913	20.556777	12.36%	8,652
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.940772	23.713994	-0.95%	29,454
2014	21.554977	23.940772	11.07%	28,185
2013	16.665914	21.554977	29.34%	33,308
2012	14.697711	16.665914	13.39%	46,684
2011	14.727905	14.697711	-0.21%	40,752
2010	13.094192	14.727905	12.48%	37,346
2009	10.578942	13.094192	23.78%	24,576
2008	17.187782	10.578942	-38.45%	17,677
2007	16.672368	17.187782	3.09%	18,493
2006	14.736279	16.672368	13.14%	18,530
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.608776	20.643949	-4.46%	29,631
2014	20.407592	21.608776	5.89%	34,562
2013	17.199580	20.407592	18.65%	34,603
2012	15.903347	17.199580	8.15%	35,470
2011	14.892684	15.903347	6.79%	12,959
2010	13.182244	14.892684	12.98%	3,567
2009	10.982547	13.182244	20.03%	3,740
2008	15.914110	10.982547	-30.99%	4,007
2007	15.168104	15.914110	4.92%	4,559
2006	13.291141	15.168104	14.12%	10,579
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.244175	18.421089	-4.28%	0
2014	19.341347	19.244175	-0.50%	0
2013	13.288198	19.341347	45.55%	0
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
2010	10.380505	13.335204	28.46%	0
2009	8.405272	10.380505	23.50%	0
2008	13.755208	8.405272	-38.89%	0
2007	15.789885	13.755208	-12.89%	0
2006	15.531693	15.789885	1.66%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.913430	9.638400	-2.77%	42,642
2014	10.037700	9.913430	-1.24%	35,987
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.689214	14.415444	-8.12%	0
2014	16.192275	15.689214	-3.11%	0
2013	14.200711	16.192275	14.02%	0
2012	13.143735	14.200711	8.04%	0
2011	14.164473	13.143735	-7.21%	0
2010	12.763647	14.164473	10.98%	0
2009	11.475328	12.763647	11.23%	0
2008	16.615252	11.475328	-30.93%	0
2007	15.433434	16.615252	7.66%	0
2006	13.573366	15.433434	13.70%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.356958	13.058897	-2.23%	2,833
2014	13.140188	13.356958	1.65%	5,748
2013	13.281380	13.140188	-1.06%	6,144
2012	12.358032	13.281380	7.47%	6,081
2011	12.338353	12.358032	0.16%	6,565
2010	11.603463	12.338353	6.33%	6,884
2009	9.833968	11.603463	17.99%	7,298
2008	10.832380	9.833968	-9.22%	7,621
2007	10.492661	10.832380	3.24%	5,062
2006	10.281448	10.492661	2.05%	4,994
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.724310	14.382567	-2.32%	18,620
2014	14.388304	14.724310	2.34%	17,355
2013	12.943876	14.388304	11.16%	5,860
2012	11.813333	12.943876	9.57%	2,072
2011	12.081026	11.813333	-2.22%	0
2010	10.930971	12.081026	10.52%	5,506
2009	8.980132	10.930971	21.72%	0
2008	12.220629	8.980132	-26.52%	0
2007	11.479030	12.220629	6.46%	0
2006	10.666944	11.479030	7.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.266742	14.923107	-2.25%	66,337
2014	14.863553	15.266742	2.71%	62,557
2013	13.089425	14.863553	13.55%	56,217
2012	11.789001	13.089425	11.03%	29,449
2011	12.155562	11.789001	-3.02%	25,242
2010	10.826860	12.155562	12.27%	19,786
2009	8.576795	10.826860	26.23%	3,568
2008	12.997456	8.576795	-34.01%	3,248
2007	12.037198	12.997456	7.98%	0
2006	10.972836	12.037198	9.70%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.931340	15.561701	-2.32%	7,330
2014	15.488689	15.931340	2.86%	5,779
2013	12.991258	15.488689	19.22%	7,514
2012	11.486132	12.991258	13.10%	2,271
2011	12.036799	11.486132	-4.57%	0
2010	10.576612	12.036799	13.81%	0
2009	8.210542	10.576612	28.82%	0
2008	13.523463	8.210542	-39.29%	0
2007	12.398869	13.523463	9.07%	0
2006	11.180460	12.398869	10.90%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.601215	12.919284	-22.18%	58,864
2014	19.379865	16.601215	-14.34%	39,512
2013	15.896657	19.379865	21.91%	26,088
2012	15.456951	15.896657	2.84%	16,572
2011	16.603040	15.456951	-6.90%	10,348
2010	14.188948	16.603040	17.01%	9,078
2009	9.791116	14.188948	44.92%	6,793
2008	21.868739	9.791116	-55.23%	6,776
2007	15.292040	21.868739	43.01%	5,914
2006	13.352901	15.292040	14.52%	7,572
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.266230	20.938655	-5.96%	97,549
2014	20.901971	22.266230	6.53%	95,536
2013	16.651302	20.901971	25.53%	56,269
2012	14.486509	16.651302	14.94%	22,620
2011	14.655542	14.486509	-1.15%	13,177
2010	12.986716	14.655542	12.85%	9,018
2009	10.182016	12.986716	27.55%	7,942
2008	18.131699	10.182016	-43.84%	7,942
2007	18.233864	18.131699	-0.56%	9,578
2006	15.481737	18.233864	17.78%	15,125
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.953774	25.146696	4.98%	88,036
2014	21.972957	23.953774	9.01%	47,847
2013	16.452529	21.972957	33.55%	29,038
2012	14.645431	16.452529	12.34%	15,422
2011	14.918169	14.645431	-1.83%	9,527
2010	12.264761	14.918169	21.63%	3,598
2009	9.760134	12.264761	25.66%	2,910
2008	18.863469	9.760134	-48.26%	3,645
2007	15.167421	18.863469	24.37%	5,094
2006	14.492214	15.167421	4.66%	2,481

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.572335	13.214778	-2.63%	65,524
2014	13.085958	13.572335	3.72%	49,007
2013	13.607204	13.085958	-3.83%	37,922
2012	13.121907	13.607204	3.70%	44,839
2011	12.483522	13.121907	5.11%	45,005
2010	11.820142	12.483522	5.61%	35,890
2009	10.424222	11.820142	13.39%	11,523
2008	10.995925	10.424222	-5.20%	8,287
2007	10.759148	10.995925	2.20%	6,186
2006	10.520620	10.759148	2.27%	8,369
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.654732	34.442617	-3.40%	56,528
2014	34.242892	35.654732	4.12%	47,313
2013	25.664469	34.242892	33.43%	41,710
2012	22.813717	25.664469	12.50%	23,848
2011	26.059334	22.813717	-12.45%	21,277
2010	20.639521	26.059334	26.26%	23,839
2009	15.039323	20.639521	37.24%	16,364
2008	25.359600	15.039323	-40.70%	16,199
2007	22.392345	25.359600	13.25%	17,812
2006	20.285633	22.392345	10.39%	16,368
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.250433	21.555789	1.44%	19,192
2014	23.597922	21.250433	-9.95%	1,474
2013	18.461137	23.597922	27.82%	1,474
2012	15.617635	18.461137	18.21%	1,474
2011	19.239726	15.617635	-18.83%	1,474
2010	17.364361	19.239726	10.80%	1,474
2009	14.009388	17.364361	23.95%	1,474
2008	25.458055	14.009388	-44.97%	1,474
2007	22.149968	25.458055	14.93%	1,474
2006	19.151163	22.149968	15.66%	1,474
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	30.042894	28.560823	-4.93%	0
2014	28.722863	30.042894	4.60%	0
2013	22.467472	28.722863	27.84%	0
2012	18.006731	22.467472	24.77%	0
2011	20.158035	18.006731	-10.67%	0
2010	16.247843	20.158035	24.07%	0
2009	10.528423	16.247843	54.32%	0
2008	22.009961	10.528423	-52.17%	0
2007	21.258879	22.009961	3.53%	0
2006	18.660266	21.258879	13.93%	923

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.241120	11.273867	-7.90%	92,771
2014	12.120317	12.241120	1.00%	110,462
2013	9.971982	12.120317	21.54%	69,878
2012	8.805115	9.971982	13.25%	31,606
2011	9.106611	8.805115	-3.31%	25,585
2010	8.410983	9.106611	8.27%	10,128
2009	6.575833	8.410983	27.91%	1,276
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.690328	13.408196	-8.73%	269,089
2014	14.299561	14.690328	2.73%	219,846
2013	12.779929	14.299561	11.89%	152,075
2012	11.552993	12.779929	10.62%	64,459
2011	11.490332	11.552993	0.55%	47,838
2010	10.384783	11.490332	10.65%	16,876
2009	7.798968	10.384783	33.16%	9,370
2008	11.290361	7.798968	-30.92%	5,186
2007	11.082100	11.290361	1.88%	3,386
2006*	10.000000	11.082100	10.82%	1,511
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.318832	23.009894	-5.38%	1,324
2014	22.777682	24.318832	6.77%	1,387
2013	17.885091	22.777682	27.36%	1,448
2012	16.267776	17.885091	9.94%	1,039
2011	15.627815	16.267776	4.10%	1,183
2010	13.190899	15.627815	18.47%	1,369
2009	11.447265	13.190899	15.23%	1,593
2008	15.990900	11.447265	-28.41%	1,799
2007	16.735450	15.990900	-4.45%	2,054
2006	14.549945	16.735450	15.02%	4,396
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.308873	28.474052	-9.05%	4,798
2014	31.701841	31.308873	-1.24%	4,344
2013	23.695704	31.701841	33.79%	7,450
2012	20.383005	23.695704	16.25%	9,246
2011	21.566888	20.383005	-5.49%	6,191
2010	17.127950	21.566888	25.92%	5,770
2009	13.504549	17.127950	26.83%	5,700
2008	20.531409	13.504549	-34.22%	5,907
2007	21.419668	20.531409	-4.15%	6,847
2006	18.645032	21.419668	14.88%	8,095
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.314957	7.354013	-21.05%	1,035
2014*	10.000000	9.314957	-6.85%	467

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	21.049607	19.328509	-8.18%	3,268
2014	24.120649	21.049607	-12.73%	3,268
2013	19.974342	24.120649	20.76%	0
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
2010	18.415144	19.604179	6.46%	0
2009	13.683828	18.415144	34.58%	0
2008	23.372454	13.683828	-41.45%	0
2007	20.616415	23.372454	13.37%	0
2006	17.286118	20.616415	19.27%	855
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.720722	9.134796	-6.03%	193,362
2014	9.720720	9.720722	0.00%	204,018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.598103	10.726771	-7.51%	7,875
2014	11.362390	11.598103	2.07%	5,071
2013	10.188395	11.362390	11.52%	2,092
2012*	10.000000	10.188395	1.88%	410
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.149062	10.150643	0.02%	13,753
2014	9.874955	10.149062	2.78%	7,556
2013*	10.000000	9.874955	-1.25%	401
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	14.017316	14.418844	2.86%	0
2014	13.196296	14.017316	6.22%	0
2013	9.612666	13.196296	37.28%	0
2012*	10.000000	9.612666	-3.87%	317
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.807989	12.039022	-6.00%	9,556
2014	12.520708	12.807989	2.29%	12,989
2013	9.925045	12.520708	26.15%	5,468
2012*	10.000000	9.925045	-0.75%	5,029
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.770565	13.663554	-0.78%	1,285
2014	13.021428	13.770565	5.75%	3,026
2013	9.706928	13.021428	34.15%	3,998
2012*	10.000000	9.706928	-2.93%	3,944

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.379658	13.842199	-10.00%	414,539
2014	16.532075	15.379658	-6.97%	412,748
2013	13.453793	16.532075	22.88%	357,267
2012	11.496395	13.453793	17.03%	92,444
2011	12.615839	11.496395	-8.87%	60,838
2010	11.821378	12.615839	6.72%	15,251
2009*	10.000000	11.821378	18.21%	3,245
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.704252	10.745898	-8.19%	162,692
2014	11.696013	11.704252	0.07%	140,869
2013	10.778669	11.696013	8.51%	134,249
2012*	10.000000	10.778669	7.79%	18,389
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.562370	12.548403	-7.48%	76,669
2014	12.803416	13.562370	5.93%	67,563
2013	10.034030	12.803416	27.60%	52,300
2012*	10.000000	10.034030	0.34%	7,594
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.706961	22.389760	-1.40%	1,277
2014	21.363178	22.706961	6.29%	1,277
2013	18.158731	21.363178	17.65%	1,277
2012	16.310797	18.158731	11.33%	1,277
2011	16.387081	16.310797	-0.47%	1,277
2010	15.434123	16.387081	6.17%	1,277
2009	12.515239	15.434123	23.32%	1,277
2008	15.183189	12.515239	-17.57%	1,277
2007	14.020622	15.183189	8.29%	1,277
2006	12.930226	14.020622	8.43%	1,277
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.752917	-2.47%	12,467
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.554535	31.387885	9.92%	17,902
2014	26.807892	28.554535	6.52%	18,288
2013	20.857130	26.807892	28.53%	16,164
2012	17.148792	20.857130	21.62%	15,269
2011	18.765144	17.148792	-8.61%	15,235
2010	17.946115	18.765144	4.56%	15,585
2009	12.515803	17.946115	43.39%	11,818
2008	22.886905	12.515803	-45.31%	11,798
2007	17.058984	22.886905	34.16%	8,776
2006	15.919551	17.058984	7.16%	2,174

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.171067	14.562470	2.76%	57,456
2014	13.197181	14.171067	7.38%	48,498
2013	9.926040	13.197181	32.96%	26,210
2012*	10.000000	9.926040	-0.74%	6,807
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.439244	25.468241	-10.45%	10,647
2014	32.947947	28.439244	-13.68%	10,989
2013	29.358871	32.947947	12.22%	13,201
2012	26.416467	29.358871	11.14%	8,297
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	0
2009	18.415391	32.383395	75.85%	0
2008	39.257929	18.415391	-53.09%	0
2007	31.230706	39.257929	25.70%	0
2006	21.688225	31.230706	44.00%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.186139	7.211469	-21.50%	50,854
2014	9.809448	9.186139	-6.35%	18,534
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.841227	12.339473	-3.91%	31,819
2014	14.136092	12.841227	-9.16%	28,226
2013	10.193457	14.136092	38.68%	18,566
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.798471	26.070291	-2.72%	64,276
2014	24.763227	26.798471	8.22%	48,440
2013	18.597094	24.763227	33.16%	41,330
2012	16.343084	18.597094	13.79%	22,494
2011	16.720022	16.343084	-2.25%	16,409
2010	15.309174	16.720022	9.22%	7,992
2009	12.731433	15.309174	20.25%	8,117
2008	19.276952	12.731433	-33.96%	6,098
2007	18.246613	19.276952	5.65%	6,087
2006	15.418416	18.246613	18.34%	3,409
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.643868	15.289156	4.41%	92,325
2014	14.745268	14.643868	-0.69%	61,975
2013	11.764382	14.745268	25.34%	45,213
2012	10.334130	11.764382	13.84%	8,266
2011	10.713597	10.334130	-3.54%	10,029
2010*	10.000000	10.713597	7.14%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.701430	-2.99%	6,434

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.466602	15.011228	-8.84%	5,810
2014	17.121874	16.466602	-3.83%	7,698
2013	13.216730	17.121874	29.55%	4,312
2012	10.976031	13.216730	20.41%	5,805
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.914860	20.564449	-6.16%	21,102
2014	19.758272	21.914860	10.91%	16,332
2013	15.280576	19.758272	29.30%	22,703
2012	13.597116	15.280576	12.38%	19,338
2011	13.778810	13.597116	-1.32%	20,081
2010	12.400366	13.778810	11.12%	20,081
2009*	10.000000	12.400366	24.00%	245
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	14.049200	13.932083	-0.83%	807,707
2014	13.626690	14.049200	3.10%	531,984
2013	11.255546	13.626690	21.07%	285,083
2012	9.905519	11.255546	13.63%	112,390
2011	9.993847	9.905519	-0.88%	70,563
2010	9.085128	9.993847	10.00%	26,753
2009	7.496405	9.085128	21.19%	11,076
2008	10.870847	7.496405	-31.04%	10,102
2007	10.430613	10.870847	4.22%	7,066
2006*	10.000000	10.430613	4.31%	308
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.274673	11.046140	-2.03%	24,502
2014	10.936849	11.274673	3.09%	22,991
2013	11.431553	10.936849	-4.33%	22,228
2012	11.090766	11.431553	3.07%	16,951
2011	10.682066	11.090766	3.83%	12,494
2010	10.263054	10.682066	4.08%	14,613
2009	9.318922	10.263054	10.13%	8,999
2008	10.529215	9.318922	-11.49%	3,724
2007	10.412741	10.529215	1.12%	3,724
2006*	10.000000	10.412741	4.13%	787
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.859628	15.546905	4.63%	178,526
2014	14.859259	14.859628	0.00%	149,040
2013	11.762560	14.859259	26.33%	99,417
2012	9.811580	11.762560	19.88%	28,342
2011	11.016702	9.811580	-10.94%	17,353
2010	10.079451	11.016702	9.30%	11,442
2009	7.248531	10.079451	39.06%	8,023
2008	12.029430	7.248531	-39.74%	7,450
2007	10.712318	12.029430	12.30%	7,239
2006*	10.000000	10.712318	7.12%	9,320

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.209820	14.850890	4.51%	260,928
2014	13.390128	14.209820	6.12%	238,000
2013	10.520324	13.390128	27.28%	187,563
2012	9.125578	10.520324	15.28%	30,426
2011	9.749596	9.125578	-6.40%	25,162
2010	8.399928	9.749596	16.07%	24,582
2009	6.163543	8.399928	36.28%	24,968
2008	11.251384	6.163543	-45.22%	18,158
2007	10.240314	11.251384	9.87%	19,162
2006*	10.000000	10.240314	2.40%	6,523
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.967199	12.872147	-0.73%	261,878
2014	11.979667	12.967199	8.24%	229,161
2013	9.174469	11.979667	30.58%	135,682
2012	7.981188	9.174469	14.95%	88,610
2011	8.313029	7.981188	-3.99%	63,953
2010	7.628096	8.313029	8.98%	12,968
2009	5.943759	7.628096	28.34%	8,471
2008	9.772893	5.943759	-39.18%	4,451
2007*	10.000000	9.772893	-2.27%	2,854
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.256799	-7.43%	1,072
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.464422	18.615655	-4.36%	41,181
2014	19.328266	19.464422	0.70%	30,796
2013	18.382475	19.328266	5.15%	0
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	0
2010	14.424560	16.028346	11.12%	0
2009	10.060891	14.424560	43.37%	0
2008	14.227700	10.060891	-29.29%	92
2007	14.049499	14.227700	1.27%	99
2006	12.934751	14.049499	8.62%	899
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	24.061860	22.089138	-8.20%	36,145
2014	22.494948	24.061860	6.97%	30,700
2013	16.930563	22.494948	32.87%	26,138
2012	14.590393	16.930563	16.04%	13,187
2011	15.245979	14.590393	-4.30%	9,929
2010	13.448093	15.245979	13.37%	8,754
2009	10.676501	13.448093	25.96%	10,100
2008	17.318324	10.676501	-38.35%	12,074
2007	18.109621	17.318324	-4.37%	12,056
2006	15.957644	18.109621	13.49%	8,349

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.445404	10.884312	-4.90%	1,936
2014	11.301614	11.445404	1.27%	633
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.112897	10.720619	-3.53%	3,094
2014	11.110075	11.112897	0.03%	3,118
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.723102	12.345047	-2.97%	45,574
2014	12.158791	12.723102	4.64%	48,206
2013	8.626280	12.158791	40.95%	48,074
2012	7.518932	8.626280	14.73%	44,382
2011	8.666687	7.518932	-13.24%	16,350
2010	7.648644	8.666687	13.31%	15,401
2009	5.091966	7.648644	50.21%	3,803
2008*	10.000000	5.091966	-49.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.642117	14.318384	-2.21%	43,765
2014	13.492474	14.642117	8.52%	4,666
2013	9.916587	13.492474	36.06%	2,218
2012	9.066692	9.916587	9.37%	451
2011	9.544246	9.066692	-5.00%	451
2010	7.865745	9.544246	21.34%	800
2009	6.101864	7.865745	28.91%	0
2008*	10.000000	6.101864	-38.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.414823	11.977516	-3.52%	97,329
2014	12.098340	12.414823	2.62%	92,776
2013	9.515335	12.098340	27.15%	19,486
2012	8.342554	9.515335	14.06%	14,907
2011	9.073972	8.342554	-8.06%	14,907
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.268131	11.919670	-2.84%	196,584
2014	11.978252	12.268131	2.42%	205,893
2013	10.638464	11.978252	12.59%	138,257
2012	9.754944	10.638464	9.06%	77,856
2011	10.068809	9.754944	-3.12%	91,573
2010	9.286886	10.068809	8.42%	63,665
2009	7.892680	9.286886	17.66%	18,586
2008*	10.000000	7.892680	-21.07%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.502492	12.114297	-3.10%	58,417
2014	12.160437	12.502492	2.81%	62,607
2013	10.213369	12.160437	19.06%	46,961
2012	9.152368	10.213369	11.59%	41,417
2011	9.652592	9.152368	-5.18%	3,816
2010	8.745895	9.652592	10.37%	3,140
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.565966	11.274425	-2.52%	99,862
2014	11.397682	11.565966	1.48%	99,798
2013	11.060972	11.397682	3.04%	77,997
2012	10.478460	11.060972	5.56%	47,393
2011	10.521626	10.478460	-0.41%	15,758
2010	10.032193	10.521626	4.88%	8,423
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.834446	10.182550	-6.02%	75,647
2014	10.789190	10.834446	0.42%	46,267
2013*	10.000000	10.789190	7.89%	38,279
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.839288	10.125079	-6.59%	82,177
2014	10.927239	10.839288	-0.80%	112,833
2013*	10.000000	10.927239	9.27%	88,305
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.398112	12.045159	-2.85%	183,190
2014	12.073604	12.398112	2.69%	121,816
2013	10.436655	12.073604	15.68%	133,308
2012	9.458397	10.436655	10.34%	112,445
2011	9.861439	9.458397	-4.09%	53,737
2010	9.016832	9.861439	9.37%	21,221
2009	7.529554	9.016832	19.75%	8,817
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.434795	12.026843	-3.28%	70,340
2014	12.110286	12.434795	2.68%	67,601
2013	9.923178	12.110286	22.04%	51,248
2012	8.819139	9.923178	12.52%	12,270
2011	9.420558	8.819139	-6.38%	4,777
2010	8.466193	9.420558	11.27%	2,861
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.093095	11.748907	-2.85%	66,339
2014	11.831755	12.093095	2.21%	61,360
2013	10.831315	11.831755	9.24%	133,270
2012	10.023566	10.831315	8.06%	122,389
2011	10.234577	10.023566	-2.06%	112,201
2010	9.558616	10.234577	7.07%	6,914
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.925518	11.607737	-2.66%	19,721
2014	11.601293	11.925518	2.79%	10,181
2013	12.070883	11.601293	-3.89%	7,785
2012	11.436873	12.070883	5.54%	32,501
2011	10.962081	11.436873	4.33%	33,520
2010	10.454385	10.962081	4.86%	1,272
2009	9.803732	10.454385	6.64%	0
2008*	10.000000	9.803732	-1.96%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.923071	12.624814	-2.31%	34,011
2014	12.547427	12.923071	2.99%	29,326
2013	13.044692	12.547427	-3.81%	21,169
2012	12.401645	13.044692	5.19%	19,968
2011	11.908183	12.401645	4.14%	24,543
2010	11.216322	11.908183	6.17%	17,018
2009	9.809519	11.216322	14.34%	609
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.325680	24.122786	-17.74%	17,163
2014	31.678628	29.325680	-7.43%	19,702
2013	32.121554	31.678628	-1.38%	0
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
2010	32.316511	36.785246	13.83%	0
2009	20.178429	32.316511	60.15%	0
2008	48.845262	20.178429	-58.69%	0
2007	34.261585	48.845262	42.57%	0
2006	25.593427	34.261585	33.87%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.477473	12.239542	-1.91%	40,774
2014	12.150998	12.477473	2.69%	45,716
2013	12.896769	12.150998	-5.78%	39,242
2012	12.744186	12.896769	1.20%	56,725
2011	12.099304	12.744186	5.33%	16,516
2010	11.758780	12.099304	2.90%	9,455
2009	11.660809	11.758780	0.84%	8,792
2008	11.023542	11.660809	5.78%	11,536
2007	10.476712	11.023542	5.22%	335
2006	10.323283	10.476712	1.49%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.639911	8.211100	-4.96%	56,764
2014	8.862087	8.639911	-2.51%	44,677
2013	7.676311	8.862087	15.45%	23,557
2012	6.784317	7.676311	13.15%	23,920
2011	7.676060	6.784317	-11.62%	15,631
2010	6.917197	7.676060	10.97%	622
2009	5.441437	6.917197	27.12%	557
2008*	10.000000	5.441437	-45.59%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.418303	9.120290	-3.16%	34,113
2014	10.223577	9.418303	-7.88%	18,452
2013	8.603248	10.223577	18.83%	5,881
2012	7.411512	8.603248	16.08%	6,343
2011	8.659907	7.411512	-14.42%	879
2010	8.211043	8.659907	5.47%	1,469
2009	6.501522	8.211043	26.29%	330
2008	11.634112	6.501522	-44.12%	330
2007	10.831580	11.634112	7.41%	2,156
2006*	10.000000	10.831580	8.32%	4,964
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.423588	22.772343	-2.78%	50,814
2014	22.720264	23.423588	3.10%	47,685
2013	18.182340	22.720264	24.96%	28,220
2012	15.975717	18.182340	13.81%	20,792
2011	16.933712	15.975717	-5.66%	22,142
2010	15.043224	16.933712	12.57%	7,772
2009	12.042687	15.043224	24.92%	4,350
2008	19.418103	12.042687	-37.98%	4,350
2007	18.663939	19.418103	4.04%	4,350
2006	16.261968	18.663939	14.77%	4,350

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.096673	14.799176	-1.97%	163,860
2014	14.699388	15.096673	2.70%	162,229
2013	13.197182	14.699388	11.38%	120,080
2012	12.286428	13.197182	7.41%	102,748
2011	12.401429	12.286428	-0.93%	69,352
2010	11.499991	12.401429	7.84%	18,084
2009*	10.000000	11.499991	15.00%	10,592
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.245351	16.844848	-2.32%	36,965
2014	16.691502	17.245351	3.32%	40,962
2013	14.224401	16.691502	17.34%	32,243
2012	12.904880	14.224401	10.22%	12,776
2011	13.265048	12.904880	-2.72%	218
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.587950	13.378693	-1.54%	178,879
2014	13.318874	13.587950	2.02%	167,239
2013	12.937881	13.318874	2.94%	136,644
2012	12.527245	12.937881	3.28%	110,641
2011	12.393105	12.527245	1.08%	83,053
2010	11.917943	12.393105	3.99%	29,075
2009	11.125672	11.917943	7.12%	14,265
2008	12.055724	11.125672	-7.71%	12,118
2007	11.650951	12.055724	3.47%	12,653
2006	11.175080	11.650951	4.26%	12,991
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.689448	10.156788	-4.98%	43,048
2014	10.624476	10.689448	0.61%	17,245
2013*	10.000000	10.624476	6.24%	4,074
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.702217	10.093899	-5.68%	15,069
2014	10.712665	10.702217	-0.10%	8,562
2013*	10.000000	10.712665	7.13%	5,497
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.700084	18.302010	-2.13%	327,763
2014	18.104816	18.700084	3.29%	309,766
2013	15.808117	18.104816	14.53%	275,923
2012	14.527801	15.808117	8.81%	180,668
2011	14.799515	14.527801	-1.84%	42,344
2010	13.587725	14.799515	8.92%	52,192
2009	11.614317	13.587725	16.99%	29,539
2008	15.399414	11.614317	-24.58%	37,627
2007	14.843178	15.399414	3.75%	36,218
2006	13.573482	14.843178	9.35%	36,218

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.447290	20.907507	-2.52%	127,952
2014	20.808912	21.447290	3.07%	112,181
2013	17.315454	20.808912	20.18%	123,566
2012	15.500648	17.315454	11.71%	47,754
2011	16.127159	15.500648	-3.88%	83,581
2010	14.554604	16.127159	10.80%	64,650
2009	11.915016	14.554604	22.15%	53,583
2008	17.685357	11.915016	-32.63%	48,533
2007	16.967720	17.685357	4.23%	52,467
2006	15.084471	16.967720	12.48%	54,963
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.216208	15.919441	-1.83%	104,410
2014	15.766218	16.216208	2.85%	97,749
2013	14.530234	15.766218	8.51%	71,438
2012	13.696059	14.530234	6.09%	40,191
2011	13.664709	13.696059	0.23%	47,578
2010	12.823011	13.664709	6.56%	782
2009	11.398289	12.823011	12.50%	23,996
2008	13.662752	11.398289	-16.57%	24,356
2007	13.144366	13.662752	3.94%	25,604
2006	12.344849	13.144366	6.48%	13,022
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.807049	22.447233	2.94%	20,784
2014	20.455327	21.807049	6.61%	27,497
2013	15.284154	20.455327	33.83%	25,472
2012	13.143632	15.284154	16.29%	32,836
2011	13.726542	13.143632	-4.25%	32,281
2010	12.880958	13.726542	6.56%	50,029
2009*	10.000000	12.880958	28.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.921279	9.523759	-4.01%	24,944
2014*	10.000000	9.921279	-0.79%	9,597
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.117028	9.948971	-1.66%	16,555
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.794989	31.388512	-4.29%	38,907
2014	30.520937	32.794989	7.45%	20,708
2013	23.360061	30.520937	30.65%	12,184
2012	20.250791	23.360061	15.35%	16,221
2011	21.159631	20.250791	-4.30%	12,199
2010	17.073555	21.159631	23.93%	12,966
2009	12.713568	17.073555	34.29%	10,167
2008	20.377307	12.713568	-37.61%	10,315
2007	19.294289	20.377307	5.61%	8,694
2006	17.878889	19.294289	7.92%	7,994

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.373944	9.205216	-1.80%	483,752
2014	9.545767	9.373944	-1.80%	260,966
2013	9.720735	9.545767	-1.80%	245,731
2012	9.899405	9.720735	-1.80%	217,586
2011	10.080348	9.899405	-1.80%	146,959
2010	10.265103	10.080348	-1.80%	82,009
2009	10.448876	10.265103	-1.76%	23,625
2008	10.426279	10.448876	0.22%	10,714
2007	10.132810	10.426279	2.90%	23,862
2006	9.870853	10.132810	2.65%	9,775
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.746764	14.062748	-4.64%	47,622
2014	14.455656	14.746764	2.01%	48,049
2013	14.888032	14.455656	-2.90%	23,380
2012	13.506993	14.888032	10.22%	20,397
2011	13.031001	13.506993	3.65%	13,406
2010	11.999350	13.031001	8.60%	6,386
2009	9.824098	11.999350	22.14%	4,032
2008	12.095722	9.824098	-18.78%	0
2007	11.774087	12.095722	2.73%	4,464
2006	11.436003	11.774087	2.96%	4,608
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.480173	10.224146	-2.44%	13,000
2014	10.818565	10.480173	-3.13%	15,027
2013	9.098988	10.818565	18.90%	7,996
2012	8.021231	9.098988	13.44%	4,391
2011	9.037755	8.021231	-11.25%	2,752
2010	8.086870	9.037755	11.76%	2,724
2009	6.050429	8.086870	33.66%	766
2008*	10.000000	6.050429	-39.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.890866	13.841080	-7.05%	4,869
2014	16.788548	14.890866	-11.30%	3,226
2013	14.123274	16.788548	18.87%	0
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	0
2010	14.395582	14.969960	3.99%	0
2009	11.319314	14.395582	27.18%	0
2008	21.537850	11.319314	-47.44%	0
2007	21.356427	21.537850	0.85%	0
2006	17.766611	21.356427	20.21%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.991194	14.169339	1.27%	99,631
2014	12.934965	13.991194	8.17%	75,897
2013	9.799546	12.934965	32.00%	53,936
2012	8.592706	9.799546	14.04%	27,182
2011	9.042175	8.592706	-4.97%	10,451
2010	7.981912	9.042175	13.28%	9,184
2009	6.283783	7.981912	27.02%	5,025
2008*	10.000000	6.283783	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.281183	12.593902	-5.17%	63,582
2014	12.267987	13.281183	8.26%	48,248
2013	9.252011	12.267987	32.60%	31,931
2012	8.012466	9.252011	15.47%	20,924
2011	8.688406	8.012466	-7.78%	22,121
2010	7.847341	8.688406	10.72%	18,370
2009	6.271938	7.847341	25.12%	4,992
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	14.017936	13.718002	-2.14%	42,108
2014	13.762966	14.017936	1.85%	31,067
2013	10.111494	13.762966	36.11%	18,908
2012	8.981908	10.111494	12.58%	6,221
2011	9.572291	8.981908	-6.17%	5,905
2010	7.707532	9.572291	24.19%	4,842
2009	6.194427	7.707532	24.43%	4,338
2008*	10.000000	6.194427	-38.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.861109	16.079785	-4.63%	25,815
2014	14.672824	16.861109	14.91%	18,933
2013	11.012612	14.672824	33.24%	16,156
2012	9.639322	11.012612	14.25%	4,225
2011	10.048939	9.639322	-4.08%	4,835
2010	8.553700	10.048939	17.48%	2,656
2009	6.676263	8.553700	28.12%	1,873
2008*	10.000000	6.676263	-33.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.749917	21.471510	-1.28%	15,984
2014	21.600360	21.749917	0.69%	14,670
2013	15.280298	21.600360	41.36%	10,956
2012	13.759512	15.280298	11.05%	10,862
2011	14.132927	13.759512	-2.64%	10,646
2010	11.503780	14.132927	22.85%	9,973
2009	9.210609	11.503780	24.90%	433
2008	17.544321	9.210609	-47.50%	0
2007	16.317444	17.544321	7.52%	998
2006	16.134121	16.317444	1.14%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.713688	30.104323	-7.98%	6,550
2014	31.202424	32.713688	4.84%	7,598
2013	22.691833	31.202424	37.51%	8,933
2012	19.208436	22.691833	18.13%	579
2011	20.688034	19.208436	-7.15%	931
2010	16.657048	20.688034	24.20%	1,050
2009	13.477173	16.657048	23.59%	790
2008	20.272848	13.477173	-33.52%	1,921
2007	22.255469	20.272848	-8.91%	72
2006	19.353450	22.255469	14.99%	75
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	28.833128	27.777485	-3.66%	5,620
2014	29.199343	28.833128	-1.25%	6,073
2013	21.155476	29.199343	38.02%	3,555
2012	18.697175	21.155476	13.15%	3,696
2011	20.212173	18.697175	-7.50%	1,929
2010	16.468562	20.212173	22.73%	1,753
2009	12.475251	16.468562	32.01%	2,133
2008	20.608770	12.475251	-39.47%	3,827
2007	20.598389	20.608770	0.05%	2,395
2006	18.769168	20.598389	9.75%	1,275
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.355817	21.110203	-1.15%	6,341
2014	19.449084	21.355817	9.80%	4,042
2013	15.142923	19.449084	28.44%	4,051
2012	13.545453	15.142923	11.79%	1,673
2011	13.741266	13.545453	-1.42%	1,800
2010	12.358728	13.741266	11.19%	2,306
2009	10.023574	12.358728	23.30%	2,332
2008	17.482313	10.023574	-42.66%	2,397
2007	16.501933	17.482313	5.94%	1,999
2006	14.817828	16.501933	11.37%	2,168
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.701058	12.692848	-7.36%	94,231
2014	10.848682	13.701058	26.29%	74,331
2013	10.757084	10.848682	0.85%	58,195
2012	9.477882	10.757084	13.50%	27,966
2011	9.093061	9.477882	4.23%	11,531
2010	7.132550	9.093061	27.49%	6,511
2009	5.565185	7.132550	28.16%	3,639
2008*	10.000000	5.565185	-44.35%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.946640	12.833474	-0.87%	330,903
2014	11.659226	12.946640	11.04%	185,180
2013*	10.000000	11.659226	16.59%	39,495

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.195152	9.977485	-2.14%	32,342
2014	10.331000	10.195152	-1.31%	73,533
2013	10.509297	10.331000	-1.70%	67,771
2012	10.338148	10.509297	1.66%	32,214
2011	10.392235	10.338148	-0.52%	8,885
2010	10.332676	10.392235	0.58%	6,405
2009	9.823638	10.332676	5.18%	701
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.861546	12.013426	-6.59%	46,955
2014	12.527139	12.861546	2.67%	37,720
2013*	10.000000	12.527139	25.27%	13,322
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.444317	13.630656	-5.63%	12,658
2014	16.013771	14.444317	-9.80%	11,033
2013	13.578670	16.013771	17.93%	4,381
2012	11.565412	13.578670	17.41%	3,590
2011	13.448274	11.565412	-14.00%	1,494
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.801587	28.564487	-0.82%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.062229	9.899264	-1.62%	30,738
2014	10.184536	10.062229	-1.20%	30,738
2013	10.307634	10.184536	-1.19%	31,206
2012	10.034926	10.307634	2.72%	4,213
2011	10.188937	10.034926	-1.51%	4,512
2010	9.854848	10.188937	3.39%	4,310
2009	8.855318	9.854848	11.29%	2,804
2008	10.416482	8.855318	-14.99%	2,804
2007	10.125323	10.416482	2.88%	1,168
2006	9.894639	10.125323	2.33%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.686915	23.152711	-2.26%	915
2014	21.852392	23.686915	8.40%	915
2013	16.171660	21.852392	35.13%	915
2012	14.839478	16.171660	8.98%	0
2011	15.591222	14.839478	-4.82%	0
2010	12.923170	15.591222	20.65%	726
2009	10.013252	12.923170	29.06%	659
2008	16.838934	10.013252	-40.54%	659
2007	15.936002	16.838934	5.67%	0
2006	14.271672	15.936002	11.66%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.792691	10.092917	-6.48%	34,683
2014	10.702594	10.792691	0.84%	30,769
2013	10.141560	10.702594	5.53%	1,515
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.542673	10.271796	-11.01%	8,790
2014	11.651257	11.542673	-0.93%	8,257
2013	10.260252	11.651257	13.56%	274
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.374519	10.424473	-8.35%	23,073
2014	11.300676	11.374519	0.65%	23,090
2013	10.277897	11.300676	9.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.792754	29.312792	1.81%	41,518
2014	28.729856	28.792754	0.22%	32,763
2013	23.038040	28.729856	24.71%	721
2012	19.397365	23.038040	18.77%	721
2011	21.593622	19.397365	-10.17%	721
2010	19.004772	21.593622	13.62%	721
2009	13.887705	19.004772	36.85%	721
2008	23.701973	13.887705	-41.41%	721
2007	22.755050	23.701973	4.16%	721
2006	19.742872	22.755050	15.26%	721
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.987547	9.563364	-4.25%	32,811
2014	9.923377	9.987547	0.65%	29,269
2013	10.142487	9.923377	-2.16%	17,129
2012*	10.000000	10.142487	1.42%	3,128
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.003381	9.115919	1.25%	12,930
2014*	10.000000	9.003381	-9.97%	4,425
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.673431	22.957060	1.25%	17,804
2014	20.913854	22.673431	8.41%	12,398
2013	16.203001	20.913854	29.07%	12,566
2012	14.150389	16.203001	14.51%	3,696
2011	14.454684	14.150389	-2.11%	3,625
2010	12.708267	14.454684	13.74%	4,863
2009	10.110795	12.708267	25.69%	4,704
2008	16.776556	10.110795	-39.73%	3,681
2007	16.404704	16.776556	2.27%	4,187
2006	14.556268	16.404704	12.70%	2,042

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.367562	31.692282	-7.78%	23,018
2014	31.344434	34.367562	9.64%	15,148
2013	22.697960	31.344434	38.09%	9,161
2012	19.643856	22.697960	15.55%	7,619
2011	20.491527	19.643856	-4.14%	5,461
2010	16.957145	20.491527	20.84%	1,595
2009	12.615191	16.957145	34.42%	2,556
2008	20.722098	12.615191	-39.12%	73
2007	21.401986	20.722098	-3.18%	78
2006	19.007120	21.401986	12.60%	82
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.268491	9.157129	-10.82%	132,543
2014	10.409361	10.268491	-1.35%	133,393
2013	10.588592	10.409361	-1.69%	148,079
2012*	10.000000	10.588592	5.89%	38,114
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.085729	8.711155	-4.12%	20,881
2014	9.124117	9.085729	-0.42%	9,382
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.569222	10.545781	-8.85%	21,670
2014	11.745940	11.569222	-1.50%	24,000
2013	12.801943	11.745940	-8.25%	22,744
2012	12.388995	12.801943	3.33%	9,448
2011	11.636134	12.388995	6.47%	10,131
2010	10.834026	11.636134	7.40%	5,524
2009*	10.000000	10.834026	8.34%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.254659	11.075154	-1.59%	152,087
2014	11.375834	11.254659	-1.07%	192,612
2013	11.611314	11.375834	-2.03%	229,721
2012	11.181746	11.611314	3.84%	112,261
2011	11.272539	11.181746	-0.81%	20,704
2010	10.913226	11.272539	3.29%	8,672
2009*	10.000000	10.913226	9.13%	2,095
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.547913	10.392814	-1.47%	383,066
2014	10.311521	10.547913	2.29%	308,752
2013	10.720627	10.311521	-3.82%	290,204
2012	9.970403	10.720627	7.52%	103,510
2011*	10.000000	9.970403	-0.30%	19,479

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.886310	18.058267	-9.19%	0
2014	18.287992	19.886310	8.74%	1
2013	13.725967	18.287992	33.24%	1
2012	11.732797	13.725967	16.99%	1
2011	12.528965	11.732797	-6.35%	1
2010	11.154656	12.528965	12.32%	1
2009	8.750441	11.154656	27.48%	1
2008	14.536245	8.750441	-39.80%	0
2007	15.755685	14.536245	-7.74%	4,496
2006	13.841360	15.755685	13.83%	5,110
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.361809	17.073155	-1.66%	0
2014	18.965542	17.361809	-8.46%	0
2013	15.079944	18.965542	25.77%	0
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	0
2009	11.677311	14.291841	22.39%	0
2008	21.216886	11.677311	-44.96%	0
2007	19.939586	21.216886	6.41%	0
2006	15.897319	19.939586	25.43%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.851055	20.145920	-7.80%	0
2014	20.280131	21.851055	7.75%	0
2013	14.368795	20.280131	41.14%	0
2012	12.810141	14.368795	12.17%	0
2011	15.878783	12.810141	-19.33%	0
2010	13.385645	15.878783	18.63%	0
2009	8.316778	13.385645	60.95%	0
2008	13.450480	8.316778	-38.17%	0
2007	12.981735	13.450480	3.61%	0
2006	12.537566	12.981735	3.54%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.912004	30.827671	10.45%	137,981
2014	21.660182	27.912004	28.86%	92,697
2013	14.654528	21.660182	47.81%	79,670
2012	11.392176	14.654528	28.64%	17,819
2011	10.509110	11.392176	8.40%	8,117
2010*	10.000000	10.509110	5.09%	757

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.548898	12.220458	-2.62%	0
2014	11.880123	12.548898	5.63%	3,778
2013	12.168491	11.880123	-2.37%	4,090
2012	11.348781	12.168491	7.22%	4,427
2011	10.963809	11.348781	3.51%	4,619
2010	10.448159	10.963809	4.94%	6,644
2009	9.727192	10.448159	7.41%	6,929
2008	11.062118	9.727192	-12.07%	7,390
2007	10.707238	11.062118	3.31%	6,929
2006	10.528053	10.707238	1.70%	7,981
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.468648	20.834390	-2.95%	0
2014	21.248033	21.468648	1.04%	0
2013	23.714077	21.248033	-10.40%	0
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
2010	18.111557	19.518249	7.77%	0
2009	14.174913	18.111557	27.77%	0
2008	16.978141	14.174913	-16.51%	0
2007	16.251803	16.978141	4.47%	0
2006	14.935322	16.251803	8.81%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.197927	-18.02%	3,532
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.366467	5.467732	-34.65%	5,390
2014	10.532019	8.366467	-20.56%	5,397
2013	9.702966	10.532019	8.54%	7,604
2012*	10.000000	9.702966	-2.97%	9,678
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.241290	5.371409	-34.82%	47,141
2014	10.405712	8.241290	-20.80%	36,828
2013	9.607335	10.405712	8.31%	22,082
2012*	10.000000	9.607335	-3.93%	8,221
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.679656	21.629384	-4.63%	49,844
2014	23.537434	22.679656	-3.64%	32,034
2013	15.954536	23.537434	47.53%	22,315
2012	15.062138	15.954536	5.92%	13,836
2011	16.076701	15.062138	-6.31%	11,734
2010	12.913770	16.076701	24.49%	9,188
2009	8.615146	12.913770	49.90%	907

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.331079	23.226144	-0.45%	0
2014	21.750161	23.331079	7.27%	0
2013	16.464439	21.750161	32.10%	0
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	0
2012	19.807956	23.031215	16.27%	0
2011	22.084830	19.807956	-10.31%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	13.050939	12.493311	-4.27%	0
2014	12.872186	13.050939	1.39%	0
2013	14.329952	12.872186	-10.17%	0
2012	13.596485	14.329952	5.39%	0
2011	12.396085	13.596485	9.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.439460	21.637181	-7.69%	0
2014	21.259600	23.439460	10.25%	0
2013	15.987293	21.259600	32.98%	0
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.465985	21.702037	-3.40%	0
2014	19.691725	22.465985	14.09%	0
2013	15.444726	19.691725	27.50%	0
2012	13.539412	15.444726	14.07%	0
2011	13.911364	13.539412	-2.67%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.086018	11.735307	-2.90%	0
2014	11.965780	12.086018	1.00%	0
2013	10.110570	11.965780	18.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.730969	-2.69%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
2013	13.226327	14.853093	12.30%	0
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.758916	-2.41%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	32.842926	31.484344	-4.14%	0
2014	31.831718	32.842926	3.18%	0
2013	23.047568	31.831718	38.11%	0
2012	20.289105	23.047568	13.60%	0
2011	20.555092	20.289105	-1.29%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	0
2013	16.582303	21.435938	29.27%	0
2012	14.631439	16.582303	13.33%	0
2011	14.668947	14.631439	-0.26%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.478467	20.508999	-4.51%	0
2014	20.294866	21.478467	5.83%	0
2013	17.113277	20.294866	18.59%	0
2012	15.831612	17.113277	8.10%	0
2011	14.833045	15.831612	6.73%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.128157	18.300704	-4.33%	0
2014	19.234554	19.128157	-0.55%	0
2013	13.221548	19.234554	45.48%	0
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.594560	14.321178	-8.17%	0
2014	16.102793	15.594560	-3.16%	0
2013	14.129435	16.102793	13.97%	0
2012	13.084441	14.129435	7.99%	0
2011	14.107750	13.084441	-7.25%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.276380	12.973504	-2.28%	0
2014	13.067579	13.276380	1.60%	0
2013	13.214717	13.067579	-1.11%	0
2012	12.302288	13.214717	7.42%	0
2011	12.288936	12.302288	0.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.519684	12.849277	-22.22%	0
2014	19.294532	16.519684	-14.38%	0
2013	15.834717	19.294532	21.85%	0
2012	15.404595	15.834717	2.79%	0
2011	16.555210	15.404595	-6.95%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	22.131963	20.801784	-6.01%	0
2014	20.786507	22.131963	6.47%	0
2013	16.567748	20.786507	25.46%	0
2012	14.421183	16.567748	14.88%	0
2011	14.596869	14.421183	-1.20%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.809250	24.982242	4.93%	0
2014	21.851505	23.809250	8.96%	0
2013	16.369918	21.851505	33.49%	0
2012	14.579335	16.369918	12.28%	0
2011	14.858393	14.579335	-1.88%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.490516	13.128412	-2.68%	0
2014	13.013706	13.490516	3.66%	0
2013	13.538964	13.013706	-3.88%	0
2012	13.062768	13.538964	3.65%	0
2011	12.433559	13.062768	5.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.439781	34.217541	-3.45%	0
2014	34.053791	35.439781	4.07%	0
2013	25.535746	34.053791	33.36%	0
2012	22.710878	25.535746	12.44%	0
2011	25.955059	22.710878	-12.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	21.122287	21.414890	1.39%	0
2014	23.467574	21.122287	-9.99%	0
2013	18.368513	23.467574	27.76%	0
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	29.861731	28.374140	-4.98%	0
2014	28.564214	29.861731	4.54%	0
2013	22.354752	28.564214	27.78%	0
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	0
2013	12.736606	14.243831	11.83%	0
2012	11.519704	12.736606	10.56%	0
2011	11.463051	11.519704	0.49%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.172251	22.859555	-5.43%	0
2014	22.651933	24.172251	6.71%	0
2013	17.795419	22.651933	27.29%	0
2012	16.194475	17.795419	9.89%	0
2011	15.565291	16.194475	4.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	31.120067	28.287927	-9.10%	0
2014	31.526727	31.120067	-1.29%	0
2013	23.576811	31.526727	33.72%	0
2012	20.291086	23.576811	16.19%	0
2011	21.480554	20.291086	-5.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.311771	7.347752	-21.09%	0
2014*	10.000000	9.311771	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.922657	19.202150	-8.22%	0
2014	23.987403	20.922657	-12.78%	0
2013	19.874113	23.987403	20.70%	0
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.998245	14.391896	2.81%	0
2014	13.185054	13.998245	6.17%	0
2013	9.609358	13.185054	37.21%	0
2012*	10.000000	9.609358	-3.91%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.751814	13.638004	-0.83%	0
2014	13.010319	13.751814	5.70%	0
2013	9.703580	13.010319	34.08%	0
2012*	10.000000	9.703580	-2.96%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
2013	13.428712	16.492857	22.82%	0
2012	11.480811	13.428712	16.97%	0
2011	12.605139	11.480811	-8.92%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.688376	10.725849	-8.23%	0
2014	11.686094	11.688376	0.02%	0
2013	10.775009	11.686094	8.46%	0
2012*	10.000000	10.775009	7.75%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
2013	10.030618	12.792552	27.54%	0
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.570075	22.243452	-1.45%	0
2014	21.245212	22.570075	6.24%	0
2013	18.067655	21.245212	17.59%	0
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.749595	-2.50%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.382291	31.182661	9.87%	0
2014	26.659761	28.382291	6.46%	0
2013	20.752441	26.659761	28.47%	0
2012	17.071424	20.752441	21.56%	0
2011	18.689987	17.071424	-8.66%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.151760	14.535235	2.71%	0
2014	13.185918	14.151760	7.32%	0
2013	9.922620	13.185918	32.89%	0
2012*	10.000000	9.922620	-0.77%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
2013	29.211587	32.765980	12.17%	0
2012	26.297382	29.211587	11.08%	0
2011	39.597895	26.297382	-33.59%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
2013	10.189999	14.124104	38.61%	0
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.636851	25.899872	-2.77%	0
2014	24.626427	26.636851	8.16%	0
2013	18.503779	24.626427	33.09%	0
2012	16.269377	18.503779	13.73%	0
2011	16.653081	16.269377	-2.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
2013	11.748430	14.717782	25.27%	0
2012	10.325388	11.748430	13.78%	0
2011	10.709979	10.325388	-3.59%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.697648	-3.02%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.851711	20.494743	-6.21%	0
2014	19.711374	21.851711	10.86%	0
2013	15.252060	19.711374	29.24%	0
2012	13.578667	15.252060	12.32%	0
2011	13.767110	13.578667	-1.37%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
2013	11.217368	13.573557	21.00%	0
2012	9.876964	11.217368	13.57%	0
2011	9.970101	9.876964	-0.93%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	0
2013	11.392820	10.894232	-4.38%	0
2012	11.058827	11.392820	3.02%	0
2011	10.656705	11.058827	3.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.794166	15.470543	4.57%	0
2014	14.801329	14.794166	-0.05%	0
2013	11.722659	14.801329	26.26%	0
2012	9.783291	11.722659	19.82%	0
2011	10.990536	9.783291	-10.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.147165	14.777877	4.46%	0
2014	13.337885	14.147165	6.07%	0
2013	10.484616	13.337885	27.21%	0
2012	9.099247	10.484616	15.23%	0
2011	9.726409	9.099247	-6.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
2013	9.148015	11.939049	30.51%	0
2012	7.962252	9.148015	14.89%	0
2011	8.297526	7.962252	-4.04%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.254592	-7.45%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
2013	18.290277	19.221536	5.09%	0
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.916739	21.944724	-8.25%	0
2014	22.370662	23.916739	6.91%	0
2013	16.845598	22.370662	32.80%	0
2012	14.524582	16.845598	15.98%	0
2011	15.184938	14.524582	-4.35%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.435675	10.869528	-4.95%	0
2014	11.297759	11.435675	1.22%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.103458	10.706057	-3.58%	0
2014	11.106294	11.103458	-0.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
2013	8.605792	12.123743	40.88%	0
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
2013	9.893050	13.453603	35.99%	0
2012	9.049793	9.893050	9.32%	0
2011	9.531298	9.049793	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
2013	10.613196	11.943715	12.54%	0
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
2013	10.189136	12.125412	19.00%	0
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
2013	11.034695	11.364802	2.99%	0
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
2013	10.411868	12.038799	15.63%	0
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
2013	9.899609	12.075388	21.98%	0
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
2013	10.805629	11.797690	9.18%	0
2012	10.004897	10.805629	8.00%	0
2011	10.220701	10.004897	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
2013	12.042223	11.567839	-3.94%	0
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	29.148854	23.965108	-17.78%	0
2014	31.503670	29.148854	-7.47%	0
2013	31.960427	31.503670	-1.43%	0
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
2013	12.832090	12.083894	-5.83%	0
2012	12.686748	12.832090	1.15%	0
2011	12.050888	12.686748	5.28%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
2013	7.658091	8.836548	15.39%	0
2012	6.771668	7.658091	13.09%	0
2011	7.665647	6.771668	-11.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	0
2013	18.091136	22.594794	24.89%	0
2012	15.903701	18.091136	13.75%	0
2011	16.865953	15.903701	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
2013	13.172548	14.664468	11.33%	0
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
2013	14.197850	16.651882	17.28%	0
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.506036	13.291272	-1.59%	0
2014	13.245320	13.506036	1.97%	0
2013	12.872988	13.245320	2.89%	0
2012	12.470780	12.872988	3.23%	0
2011	12.343508	12.470780	1.03%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.587309	18.182380	-2.18%	0
2014	18.004799	18.587309	3.24%	0
2013	15.728790	18.004799	14.47%	0
2012	14.462282	15.728790	8.76%	0
2011	14.740247	14.462282	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.317933	20.770829	-2.57%	0
2014	20.693940	21.317933	3.02%	0
2013	17.228554	20.693940	20.11%	0
2012	15.430735	17.228554	11.65%	0
2011	16.062594	15.430735	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.118498	15.815463	-1.88%	0
2014	15.679197	16.118498	2.80%	0
2013	14.457393	15.679197	8.45%	0
2012	13.634356	14.457393	6.04%	0
2011	13.610050	13.634356	0.18%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.744225	22.371167	2.88%	0
2014	20.406789	21.744225	6.55%	0
2013	15.255643	20.406789	33.77%	0
2012	13.125810	15.255643	16.23%	0
2011	13.714900	13.125810	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.597239	31.183360	-4.34%	0
2014	30.352358	32.597239	7.40%	0
2013	23.242853	30.352358	30.59%	0
2012	20.159477	23.242853	15.29%	0
2011	21.074937	20.159477	-4.34%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.317231	9.144867	-1.85%	0
2014	9.492846	9.317231	-1.85%	0
2013	9.671770	9.492846	-1.85%	0
2012	9.854573	9.671770	-1.86%	0
2011	10.039796	9.854573	-1.84%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.657831	13.970826	-4.69%	0
2014	14.375806	14.657831	1.96%	0
2013	14.813348	14.375806	-2.95%	0
2012	13.446101	14.813348	10.17%	0
2011	12.978836	13.446101	3.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	0
2013	9.077393	10.787388	18.84%	0
2012	8.006280	9.077393	13.38%	0
2011	9.025504	8.006280	-11.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.802596	13.752027	-7.10%	0
2014	16.697538	14.802596	-11.35%	0
2013	14.053860	16.697538	18.81%	0
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.943797	14.114139	1.22%	0
2014	12.897708	13.943797	8.11%	0
2013	9.776303	12.897708	31.93%	0
2012	8.576687	9.776303	13.99%	0
2011	9.029911	8.576687	-5.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	0
2011	8.676601	7.997515	-7.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	0
2013	10.087466	13.723288	36.04%	0
2012	8.965139	10.087466	12.52%	0
2011	9.559284	8.965139	-6.22%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0
2013	10.986464	14.630542	33.17%	0
2012	9.621339	10.986464	14.19%	0
2011	10.035290	9.621339	-4.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	0
2013	15.203622	21.481055	41.29%	0
2012	13.697455	15.203622	11.00%	0
2011	14.076350	13.697455	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.516441	29.907563	-8.02%	0
2014	31.030082	32.516441	4.79%	0
2013	22.577981	31.030082	37.44%	0
2012	19.121810	22.577981	18.07%	0
2011	20.605213	19.121810	-7.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	0
2013	21.049325	29.038058	37.95%	0
2012	18.612848	21.049325	13.09%	0
2011	20.131252	18.612848	-7.54%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
2013	15.066929	19.341629	28.37%	0
2012	13.484355	15.066929	11.74%	0
2011	13.686234	13.484355	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	0
2013	10.731513	10.817384	0.80%	0
2012	9.460182	10.731513	13.44%	0
2011	9.080691	9.460182	4.18%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
2013*	10.000000	11.655259	16.55%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
2013	10.484347	10.301244	-1.75%	0
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
2013	13.553328	15.975750	17.87%	0
2012	11.549727	13.553328	17.35%	0
2011	13.436871	11.549727	-14.04%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.626114	28.376008	-0.87%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	10.001498	9.834501	-1.67%	0
2014	10.128225	10.001498	-1.25%	0
2013	10.255879	10.128225	-1.24%	0
2012	9.989651	10.255879	2.67%	0
2011	10.148128	9.989651	-1.56%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.546677	23.003902	-2.31%	0
2014	21.734071	23.546677	8.34%	0
2013	16.092279	21.734071	35.06%	0
2012	14.774175	16.092279	8.92%	0
2011	15.530501	14.774175	-4.87%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.780826	10.076682	-6.53%	0
2014	10.696276	10.780826	0.79%	0
2013	10.140730	10.696276	5.48%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.529993	10.255286	-11.06%	0
2014	11.644390	11.529993	-0.98%	0
2013	10.259416	11.644390	13.50%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.362025	10.407711	-8.40%	0
2014	11.294009	11.362025	0.60%	0
2013	10.277058	11.294009	9.90%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
2013	22.922434	28.571159	24.64%	0
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.976437	9.547855	-4.30%	0
2014	9.917390	9.976437	0.60%	0
2013	10.141553	9.917390	-2.21%	0
2012*	10.000000	10.141553	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.536709	22.807016	1.20%	0
2014	20.798334	22.536709	8.36%	0
2013	16.121711	20.798334	29.01%	0
2012	14.086578	16.121711	14.45%	0
2011	14.396821	14.086578	-2.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	34.160326	31.485132	-7.83%	0
2014	31.171298	34.160326	9.59%	0
2013	22.584078	31.171298	38.02%	0
2012	19.555273	22.584078	15.49%	0
2011	20.409488	19.555273	-4.19%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
2013	12.778050	11.718051	-8.30%	0
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.222225	11.037614	-1.65%	0
2014	11.348829	11.222225	-1.12%	0
2013	11.589647	11.348829	-2.08%	0
2012	11.166580	11.589647	3.79%	0
2011	11.262962	11.166580	-0.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
2013	10.711515	10.297503	-3.87%	0
2012	9.967028	10.711515	7.47%	0
2011*	10.000000	9.967028	-0.33%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.768482	17.942123	-9.24%	0
2014	18.188898	19.768482	8.68%	0
2013	13.658539	18.188898	33.17%	0
2012	11.681125	13.658539	16.93%	0
2011	12.480136	11.681125	-6.40%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.258926	16.963350	-1.71%	0
2014	18.862768	17.258926	-8.50%	0
2013	15.005863	18.862768	25.70%	0
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.721557	20.016326	-7.85%	0
2014	20.170216	21.721557	7.69%	0
2013	14.298193	20.170216	41.07%	0
2012	12.753699	14.298193	12.11%	0
2011	15.816854	12.753699	-19.37%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	0
2013	14.634667	21.619829	47.73%	0
2012	11.382550	14.634667	28.57%	0
2011	10.505563	11.382550	8.35%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.474581	12.141894	-2.67%	0
2014	11.815778	12.474581	5.58%	0
2013	12.108751	11.815778	-2.42%	0
2012	11.298831	12.108751	7.17%	0
2011	10.921086	11.298831	3.46%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.337848	20.696904	-3.00%	0
2014	21.129343	21.337848	0.99%	0
2013	23.593642	21.129343	-10.44%	0
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.195129	-18.05%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.355084	5.457503	-34.68%	0
2014	10.523064	8.355084	-20.60%	0
2013	9.699657	10.523064	8.49%	0
2012*	10.000000	9.699657	-3.00%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
2013	9.604073	10.396890	8.26%	0
2012*	10.000000	9.604073	-3.96%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.563055	21.507226	-4.68%	0
2014	23.428352	22.563055	-3.69%	0
2013	15.888672	23.428352	47.45%	0
2012	15.007617	15.888672	5.87%	0
2011	16.026653	15.007617	-6.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.190268	23.074219	-0.50%	1,237
2014	21.629909	23.190268	7.21%	1,237
2013	16.381751	21.629909	32.04%	3,072
2012	14.243532	16.381751	15.01%	4,792
2011	13.687916	14.243532	4.06%	12,430
2010	12.369671	13.687916	10.66%	10,378
2009	10.477260	12.369671	18.06%	7,707
2008	18.009437	10.477260	-41.82%	7,707
2007	17.509150	18.009437	2.86%	7,707
2006	15.256160	17.509150	14.77%	10,754
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	33.068485	30.592931	-7.49%	1,178
2014	30.940985	33.068485	6.88%	1,178
2013	22.915589	30.940985	35.02%	1,178
2012	19.718578	22.915589	16.21%	1,931
2011	21.996364	19.718578	-10.36%	1,931
2010	17.712365	21.996364	24.19%	1,931
2009	12.656476	17.712365	39.95%	0
2008	20.080310	12.656476	-36.97%	903
2007	20.163377	20.080310	-0.41%	903
2006	17.996918	20.163377	12.04%	1,660
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.971390	12.410827	-4.32%	0
2014	12.800244	12.971390	1.34%	0
2013	14.257120	12.800244	-10.22%	0
2012	13.534298	14.257120	5.34%	456
2011	12.345662	13.534298	9.63%	456
2010	11.971868	12.345662	3.12%	456
2009	11.072684	11.971868	8.12%	456
2008	11.469347	11.072684	-3.46%	1,416
2007	10.678841	11.469347	7.40%	1,416
2006	10.715015	10.678841	-0.34%	1,029

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.298090	21.495712	-7.74%	91
2014	21.142143	23.298090	10.20%	88
2013	15.907058	21.142143	32.91%	89
2012	14.167580	15.907058	12.28%	91
2011	14.040284	14.167580	0.91%	88
2010	12.569760	14.040284	11.70%	92
2009	10.879530	12.569760	15.54%	91
2008	16.991635	10.879530	-35.97%	83
2007	17.397983	16.991635	-2.34%	0
2006	15.181408	17.397983	14.60%	1,816
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.355604	21.584409	-3.45%	0
2014	19.604954	22.355604	14.03%	0
2013	15.384498	19.604954	27.43%	0
2012	13.493507	15.384498	14.01%	0
2011	13.871247	13.493507	-2.72%	0
2010	11.884456	13.871247	16.72%	0
2009	9.333144	11.884456	27.34%	0
2008	12.603032	9.333144	-25.95%	0
2007	13.167878	12.603032	-4.29%	0
2006	11.164123	13.167878	17.95%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.072716	11.716427	-2.95%	0
2014	11.958703	12.072716	0.95%	0
2013	10.109741	11.958703	18.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.727660	-2.72%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	2,234
2012	12.238163	13.201631	7.87%	2,582
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	847
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.755586	-2.44%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.624959	11.584682	-8.24%	0
2014	12.184891	12.624959	3.61%	0
2013*	10.000000	12.184891	21.85%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	32.644837	31.278509	-4.19%	0
2014	31.655858	32.644837	3.12%	0
2013	22.931911	31.655858	38.04%	0
2012	20.197605	22.931911	13.54%	0
2011	20.472792	20.197605	-1.34%	0
2010	16.585419	20.472792	23.44%	0
2009	13.522499	16.585419	22.65%	0
2008	19.953186	13.522499	-32.23%	303
2007	20.475926	19.953186	-2.55%	303
2006	18.242482	20.475926	12.24%	191
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.652867	23.404958	-1.05%	0
2014	21.317470	23.652867	10.96%	0
2013	16.499065	21.317470	29.20%	0
2012	14.565437	16.499065	13.28%	0
2011	14.610202	14.565437	-0.31%	0
2010	13.002769	14.610202	12.36%	0
2009	10.515790	13.002769	23.65%	0
2008	17.102642	10.515790	-38.51%	0
2007	16.606789	17.102642	2.99%	0
2006	14.693228	16.606789	13.02%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.348894	20.374894	-4.56%	480
2014	20.182714	21.348894	5.78%	480
2013	17.027376	20.182714	18.53%	480
2012	15.760197	17.027376	8.04%	480
2011	14.773644	15.760197	6.68%	480
2010	13.090190	14.773644	12.86%	480
2009	10.916979	13.090190	19.91%	480
2008	15.835261	10.916979	-31.06%	2,183
2007	15.108418	15.835261	4.81%	2,183
2006	13.252291	15.108418	14.01%	1,729
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	19.012688	18.180970	-4.37%	0
2014	19.128184	19.012688	-0.60%	0
2013	13.155127	19.128184	45.40%	0
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
2009	8.355079	10.307991	23.37%	0
2008	13.687049	8.355079	-38.96%	0
2007	15.727766	13.687049	-12.98%	0
2006	15.486336	15.727766	1.56%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.896565	9.612204	-2.87%	0
2014	10.030839	9.896565	-1.34%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.500480	14.227522	-8.21%	467
2014	16.013809	15.500480	-3.21%	467
2013	14.058509	16.013809	13.91%	467
2012	13.025410	14.058509	7.93%	467
2011	14.051238	13.025410	-7.30%	467
2010	12.674512	14.051238	10.86%	467
2009	11.406802	12.674512	11.11%	467
2008	16.532909	11.406802	-31.01%	467
2007	15.372699	16.532909	7.55%	467
2006	13.533690	15.372699	13.59%	467
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.196311	12.888689	-2.33%	0
2014	12.995383	13.196311	1.55%	0
2013	13.148399	12.995383	-1.16%	2,323
2012	12.246801	13.148399	7.36%	2,685
2011	12.239736	12.246801	0.06%	0
2010	11.522442	12.239736	6.23%	0
2009	9.775256	11.522442	17.87%	0
2008	10.778693	9.775256	-9.31%	0
2007	10.451360	10.778693	3.13%	0
2006	10.251388	10.451360	1.95%	356
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.580006	14.227120	-2.42%	0
2014	14.261806	14.580006	2.23%	0
2013	12.843160	14.261806	11.05%	0
2012	11.733397	12.843160	9.46%	0
2011	12.011480	11.733397	-2.32%	0
2010	10.879123	12.011480	10.41%	0
2009	8.946637	10.879123	21.60%	0
2008	12.187475	8.946637	-26.59%	0
2007	11.459629	12.187475	6.35%	0
2006	10.659740	11.459629	7.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.117152	14.761838	-2.35%	0
2014	14.732914	15.117152	2.61%	0
2013	12.987588	14.732914	13.44%	0
2012	11.709234	12.987588	10.92%	0
2011	12.085604	11.709234	-3.11%	0
2010	10.775514	12.085604	12.16%	0
2009	8.544816	10.775514	26.11%	0
2008	12.962220	8.544816	-34.08%	0
2007	12.016865	12.962220	7.87%	0
2006	10.965440	12.016865	9.59%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.775219	15.393505	-2.42%	0
2014	15.352551	15.775219	2.75%	0
2013	12.890194	15.352551	19.10%	0
2012	11.408427	12.890194	12.99%	0
2011	11.967527	11.408427	-4.67%	0
2010	10.526448	11.967527	13.69%	0
2009	8.179923	10.526448	28.69%	0
2008	13.486807	8.179923	-39.35%	0
2007	12.377930	13.486807	8.96%	0
2006	11.172924	12.377930	10.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.438451	12.779578	-22.26%	0
2014	19.209454	16.438451	-14.43%	0
2013	15.772926	19.209454	21.79%	0
2012	15.352320	15.772926	2.74%	0
2011	16.507445	15.352320	-7.00%	1,146
2010	14.121616	16.507445	16.89%	0
2009	9.754586	14.121616	44.77%	117
2008	21.809443	9.754586	-55.27%	165
2007	15.266216	21.809443	42.86%	165
2006	13.343898	15.266216	14.41%	916
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.998395	20.665711	-6.06%	535
2014	20.671592	21.998395	6.42%	533
2013	16.484547	20.671592	25.40%	2,111
2012	14.356092	16.484547	14.83%	2,453
2011	14.538381	14.356092	-1.25%	2,454
2010	12.896015	14.538381	12.74%	2,455
2009	10.121211	12.896015	27.42%	2,452
2008	18.041852	10.121211	-43.90%	3,610
2007	18.162116	18.041852	-0.66%	3,523
2006	15.436486	18.162116	17.66%	3,218
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.665675	24.818944	4.87%	0
2014	21.730808	23.665675	8.90%	0
2013	16.287778	21.730808	33.42%	593
2012	14.513585	16.287778	12.22%	593
2011	14.798905	14.513585	-1.93%	9,294
2010	12.179100	14.798905	21.51%	7,951
2009	9.701850	12.179100	25.53%	7,951
2008	18.770011	9.701850	-48.31%	8,258
2007	15.107734	18.770011	24.24%	8,258
2006	14.449853	15.107734	4.55%	8,688

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.409124	13.042564	-2.73%	3,595
2014	12.941766	13.409124	3.61%	3,595
2013	13.470981	12.941766	-3.93%	5,854
2012	13.003819	13.470981	3.59%	2,611
2011	12.383743	13.003819	5.01%	0
2010	11.737617	12.383743	5.50%	0
2009	10.361987	11.737617	13.28%	0
2008	10.941424	10.361987	-5.30%	0
2007	10.716787	10.941424	2.10%	0
2006	10.489860	10.716787	2.16%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.225926	33.993717	-3.50%	1,722
2014	33.865563	35.225926	4.02%	1,722
2013	25.407524	33.865563	33.29%	1,722
2012	22.608391	25.407524	12.38%	2,665
2011	25.851085	22.608391	-12.54%	2,665
2010	20.495432	25.851085	26.13%	4,266
2009	14.949542	20.495432	37.10%	2,392
2008	25.233984	14.949542	-40.76%	1,575
2007	22.304255	25.233984	13.14%	1,575
2006	20.226375	22.304255	10.27%	2,953
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.994885	21.274865	1.33%	402
2014	23.337912	20.994885	-10.04%	402
2013	18.276317	23.337912	27.69%	1,298
2012	15.477071	18.276317	18.09%	1,298
2011	19.085994	15.477071	-18.91%	1,298
2010	17.243147	19.085994	10.69%	1,298
2009	13.925774	17.243147	23.82%	1,298
2008	25.331974	13.925774	-45.03%	1,298
2007	22.062847	25.331974	14.82%	1,298
2006	19.095216	22.062847	15.54%	1,298
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	29.681507	28.188509	-5.03%	67
2014	28.406281	29.681507	4.49%	68
2013	22.242473	28.406281	27.71%	66
2012	17.844621	22.242473	24.65%	67
2011	19.996905	17.844621	-10.76%	70
2010	16.134375	19.996905	23.94%	66
2009	10.465552	16.134375	54.17%	69
2008	21.900932	10.465552	-52.21%	81
2007	21.175246	21.900932	3.43%	0
2006	18.605749	21.175246	13.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.561159	13.276762	-8.82%	0
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	0
2012	11.486473	12.693380	10.51%	0
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	0
2007	11.074620	11.271182	1.77%	0
2006*	10.000000	11.074620	10.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	24.026457	22.710098	-5.48%	464
2014	22.526778	24.026457	6.66%	464
2013	17.706096	22.526778	27.23%	464
2012	16.121426	17.706096	9.83%	464
2011	15.502967	16.121426	3.99%	464
2010	13.098837	15.502967	18.35%	464
2009	11.378953	13.098837	15.11%	464
2008	15.911706	11.378953	-28.49%	1,354
2007	16.669638	15.911706	-4.55%	1,354
2006	14.507449	16.669638	14.90%	1,703
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.932311	28.102931	-9.15%	0
2014	31.352499	30.932311	-1.34%	0
2013	23.458456	31.352499	33.65%	0
2012	20.199535	23.458456	16.13%	0
2011	21.394517	20.199535	-5.59%	0
2010	17.008342	21.394517	25.79%	0
2009	13.423922	17.008342	26.70%	0
2008	20.429698	13.423922	-34.29%	674
2007	21.335411	20.429698	-4.25%	674
2006	18.590572	21.335411	14.76%	811
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.796462	19.076595	-8.27%	1,531
2014	23.854884	20.796462	-12.82%	1,531
2013	19.774372	23.854884	20.64%	1,531
2012	17.049577	19.774372	15.98%	2,736
2011	19.447513	17.049577	-12.33%	5,584
2010	18.286583	19.447513	6.35%	5,793
2009	13.602152	18.286583	34.44%	3,744
2008	23.256678	13.602152	-41.51%	3,744
2007	20.535305	23.256678	13.25%	3,744
2006	17.235606	20.535305	19.14%	5,807
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.704198	9.109970	-6.12%	0
2014	9.714098	9.704198	-0.10%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.979164	14.364959	2.76%	0
2014	13.173798	13.979164	6.11%	0
2013	9.606038	13.173798	37.14%	0
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.733063	13.612472	-0.88%	0
2014	12.999201	13.733063	5.65%	0
2013	9.700224	12.999201	34.01%	0
2012*	10.000000	9.700224	-3.00%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.291121	13.748483	-10.09%	0
2014	16.453681	15.291121	-7.07%	0
2013	13.403631	16.453681	22.76%	0
2012	11.465232	13.403631	16.91%	0
2011	12.594443	11.465232	-8.97%	0
2010	11.813349	12.594443	6.61%	0
2009*	10.000000	11.813349	18.13%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.672514	10.705843	-8.28%	0
2014	11.676176	11.672514	-0.03%	0
2013	10.771349	11.676176	8.40%	0
2012*	10.000000	10.771349	7.71%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.525582	12.501626	-7.57%	0
2014	12.781700	13.525582	5.82%	0
2013	10.027212	12.781700	27.47%	0
2012*	10.000000	10.027212	0.27%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.433942	22.098037	-1.50%	0
2014	21.127832	22.433942	6.18%	0
2013	17.976978	21.127832	17.53%	0
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
2010	15.326396	16.256146	6.07%	0
2009	12.440541	15.326396	23.20%	0
2008	15.107969	12.440541	-17.66%	0
2007	13.965464	15.107969	8.18%	0
2006	12.892454	13.965464	8.32%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.746276	-2.54%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.211085	30.978767	9.81%	0
2014	26.512448	28.211085	6.41%	0
2013	20.648287	26.512448	28.40%	0
2012	16.994419	20.648287	21.50%	0
2011	18.615134	16.994419	-8.71%	0
2010	17.820786	18.615134	4.46%	0
2009	12.441048	17.820786	43.24%	200
2008	22.773483	12.441048	-45.37%	219
2007	16.991824	22.773483	34.03%	219
2006	15.873002	16.991824	7.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.132468	14.508019	2.66%	0
2014	13.174652	14.132468	7.27%	0
2013	9.919190	13.174652	32.82%	0
2012*	10.000000	9.919190	-0.81%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	28.097194	25.136274	-10.54%	0
2014	32.584898	28.097194	-13.77%	0
2013	29.064944	32.584898	12.11%	0
2012	26.178725	29.064944	11.03%	0
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
2009	18.305483	32.157355	75.67%	0
2008	39.063570	18.305483	-53.14%	0
2007	31.107912	39.063570	25.57%	0
2006	21.624889	31.107912	43.85%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.170548	7.191881	-21.58%	0
2014	9.802776	9.170548	-6.45%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.806389	12.293467	-4.01%	0
2014	14.112127	12.806389	-9.25%	0
2013	10.186539	14.112127	38.54%	0
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.476228	25.730581	-2.82%	0
2014	24.490391	26.476228	8.11%	0
2013	18.410922	24.490391	33.02%	0
2012	16.196003	18.410922	13.68%	0
2011	16.586416	16.196003	-2.35%	0
2010	15.202306	16.586416	9.10%	0
2009	12.655437	15.202306	20.12%	0
2008	19.181453	12.655437	-34.02%	0
2007	18.174822	19.181453	5.54%	0
2006	15.373351	18.174822	18.22%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.574457	15.201190	4.30%	0
2014	14.690343	14.574457	-0.79%	0
2013	11.732494	14.690343	25.21%	2,609
2012	10.316656	11.732494	13.72%	3,016
2011	10.706363	10.316656	-3.64%	3,806
2010*	10.000000	10.706363	7.06%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.693871	-3.06%	2,934

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.396913	14.932455	-8.93%	0
2014	17.066799	16.396913	-3.93%	0
2013	13.187623	17.066799	29.42%	0
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.788715	20.425257	-6.26%	94
2014	19.664564	21.788715	10.80%	94
2013	15.223591	19.664564	29.17%	95
2012	13.560253	15.223591	12.27%	96
2011	13.755440	13.560253	-1.42%	94
2010	12.391945	13.755440	11.00%	94
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.925629	13.795482	-0.93%	0
2014	13.520609	13.925629	3.00%	0
2013	11.179298	13.520609	20.94%	2,713
2012	9.848461	11.179298	13.51%	3,136
2011	9.946387	9.848461	-0.98%	0
2010	9.051196	9.946387	9.89%	0
2009	7.476026	9.051196	21.07%	0
2008	10.852373	7.476026	-31.11%	0
2007	10.423562	10.852373	4.11%	0
2006*	10.000000	10.423562	4.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.175554	10.937894	-2.13%	4,263
2014	10.851746	11.175554	2.98%	4,263
2013	11.354174	10.851746	-4.43%	4,263
2012	11.026950	11.354174	2.97%	0
2011	10.631394	11.026950	3.72%	0
2010	10.224777	10.631394	3.98%	4,350
2009	9.293622	10.224777	10.02%	4,350
2008	10.511339	9.293622	-11.58%	0
2007	10.405716	10.511339	1.02%	0
2006*	10.000000	10.405716	4.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.728967	15.394514	4.52%	0
2014	14.743616	14.728967	-0.10%	0
2013	11.682902	14.743616	26.20%	0
2012	9.755085	11.682902	19.76%	0
2011	10.964407	9.755085	-11.03%	4,941
2010	10.041819	10.964407	9.19%	5,071
2009	7.228832	10.041819	38.91%	5,601
2008	12.009005	7.228832	-39.80%	3,878
2007	10.705080	12.009005	12.18%	3,878
2006*	10.000000	10.705080	7.05%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.084823	14.705263	4.41%	0
2014	13.285877	14.084823	6.01%	0
2013	10.449057	13.285877	27.15%	0
2012	9.073017	10.449057	15.17%	0
2011	9.703303	9.073017	-6.50%	0
2010	8.368558	9.703303	15.95%	0
2009	6.146783	8.368558	36.15%	632
2008	11.232271	6.146783	-45.28%	383
2007	10.233395	11.232271	9.76%	383
2006*	10.000000	10.233395	2.33%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.866251	12.758933	-0.83%	0
2014	11.898520	12.866251	8.13%	0
2013	9.121605	11.898520	30.44%	0
2012	7.943317	9.121605	14.83%	0
2011	8.282008	7.943317	-4.09%	0
2010	7.607377	8.282008	8.87%	8,616
2009	5.933653	7.607377	28.21%	8,616
2008	9.766249	5.933653	-39.24%	0
2007*	10.000000	9.766249	-2.34%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.252384	-7.48%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.230296	18.373002	-4.46%	2,571
2014	19.115246	19.230296	0.60%	2,571
2013	18.198416	19.115246	5.04%	691
2012	16.194358	18.198416	12.38%	691
2011	15.900227	16.194358	1.85%	691
2010	14.323849	15.900227	11.01%	691
2009	10.000827	14.323849	43.23%	691
2008	14.157191	10.000827	-29.36%	691
2007	13.994206	14.157191	1.16%	691
2006	12.896942	13.994206	8.51%	691
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.772465	21.801223	-8.29%	0
2014	22.247052	23.772465	6.86%	0
2013	16.761045	22.247052	32.73%	0
2012	14.459057	16.761045	15.92%	342
2011	15.124134	14.459057	-4.40%	342
2010	13.354195	15.124134	13.25%	342
2009	10.612760	13.354195	25.83%	342
2008	17.232540	10.612760	-38.41%	342
2007	18.038387	17.232540	-4.47%	342
2006	15.911026	18.038387	13.37%	342

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.425971	10.854776	-5.00%	0
2014	11.293922	11.425971	1.17%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.094024	10.691514	-3.63%	0
2014	11.102512	11.094024	-0.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.636969	12.248987	-3.07%	0
2014	12.088791	12.636969	4.53%	0
2013	8.585350	12.088791	40.81%	0
2012	7.490901	8.585350	14.61%	0
2011	8.643168	7.490901	-13.33%	2,621
2010	7.635656	8.643168	13.19%	0
2009	5.088492	7.635656	50.06%	353
2008*	10.000000	5.088492	-49.12%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.542980	14.206968	-2.31%	0
2014	13.414785	14.542980	8.41%	0
2013	9.869532	13.414785	35.92%	0
2012	9.032885	9.869532	9.26%	0
2011	9.518329	9.032885	-5.10%	0
2010	7.852367	9.518329	21.22%	0
2009	6.097700	7.852367	28.78%	0
2008*	10.000000	6.097700	-39.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.330719	11.884254	-3.62%	0
2014	12.028638	12.330719	2.51%	0
2013	9.470156	12.028638	27.02%	0
2012	8.311425	9.470156	13.94%	0
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.185093	11.826930	-2.94%	0
2014	11.909296	12.185093	2.32%	0
2013	10.588009	11.909296	12.48%	0
2012	9.718595	10.588009	8.95%	0
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.417839	12.020022	-3.20%	0
2014	12.090408	12.417839	2.71%	0
2013	10.164913	12.090408	18.94%	0
2012	9.118259	10.164913	11.48%	0
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.487643	11.186659	-2.62%	0
2014	11.332036	11.487643	1.37%	0
2013	11.008483	11.332036	2.94%	0
2012	10.439400	11.008483	5.45%	0
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.314199	11.951451	-2.95%	0
2014	12.004106	12.314199	2.58%	0
2013	10.387149	12.004106	15.57%	0
2012	9.423149	10.387149	10.23%	0
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	1,914
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.350599	11.933239	-3.38%	0
2014	12.040549	12.350599	2.58%	0
2013	9.876079	12.040549	21.92%	0
2012	8.786246	9.876079	12.40%	0
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	12.011233	11.657495	-2.95%	0
2014	11.763647	12.011233	2.10%	0
2013	10.779948	11.763647	9.13%	0
2012	9.986227	10.779948	7.95%	0
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.844788	11.517423	-2.76%	0
2014	11.534508	11.844788	2.69%	0
2013	12.013637	11.534508	-3.99%	0
2012	11.394264	12.013637	5.44%	0
2011	10.932331	11.394264	4.23%	0
2010	10.436645	10.932331	4.75%	0
2009	9.797071	10.436645	6.53%	0
2008*	10.000000	9.797071	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.835626	12.526613	-2.41%	0
2014	12.475226	12.835626	2.89%	0
2013	12.982845	12.475226	-3.91%	0
2012	12.355457	12.982845	5.08%	0
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.972987	23.808370	-17.83%	0
2014	31.329556	28.972987	-7.52%	0
2013	31.799987	31.329556	-1.48%	278
2012	27.709347	31.799987	14.76%	278
2011	36.491335	27.709347	-24.07%	278
2010	32.090935	36.491335	13.71%	278
2009	20.058004	32.090935	59.99%	278
2008	48.603481	20.058004	-58.73%	278
2007	34.126891	48.603481	42.42%	278
2006	25.518716	34.126891	33.73%	278

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.327439	12.080056	-2.01%	0
2014	12.017128	12.327439	2.58%	0
2013	12.767690	12.017128	-5.88%	0
2012	12.629525	12.767690	1.09%	0
2011	12.002636	12.629525	5.22%	0
2010	11.676717	12.002636	2.79%	0
2009	11.591228	11.676717	0.74%	0
2008	10.968931	11.591228	5.67%	0
2007	10.435493	10.968931	5.11%	0
2006	10.293118	10.435493	1.38%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.581378	8.147167	-5.06%	0
2014	8.811027	8.581378	-2.61%	0
2013	7.639862	8.811027	15.33%	0
2012	6.759003	7.639862	13.03%	0
2011	7.655210	6.759003	-11.71%	0
2010	6.905438	7.655210	10.86%	0
2009	5.437726	6.905438	26.99%	0
2008*	10.000000	5.437726	-45.62%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.335469	9.030856	-3.26%	0
2014	10.143988	9.335469	-7.97%	0
2013	8.544964	10.143988	18.71%	0
2012	7.368824	8.544964	15.96%	0
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.141938	22.475608	-2.88%	0
2014	22.469946	23.141938	2.99%	0
2013	18.000330	22.469946	24.83%	0
2012	15.831952	18.000330	13.70%	0
2011	16.798410	15.831952	-5.75%	0
2010	14.938226	16.798410	12.45%	0
2009	11.970822	14.938226	24.79%	0
2008	19.321952	11.970822	-38.05%	0
2007	18.590551	19.321952	3.93%	0
2006	16.214476	18.590551	14.65%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	15.009727	14.698957	-2.07%	0
2014	14.629618	15.009727	2.60%	0
2013	13.147941	14.629618	11.27%	0
2012	12.253111	13.147941	7.30%	0
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.146051	16.730799	-2.42%	0
2014	16.612312	17.146051	3.21%	0
2013	14.171338	16.612312	17.22%	0
2012	12.869880	14.171338	10.11%	0
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.424552	13.204348	-1.64%	0
2014	13.172122	13.424552	1.92%	0
2013	12.808368	13.172122	2.84%	0
2012	12.414523	12.808368	3.17%	0
2011	12.294075	12.414523	0.98%	0
2010	11.834748	12.294075	3.88%	0
2009	11.059266	11.834748	7.01%	0
2008	11.995994	11.059266	-7.81%	0
2007	11.605099	11.995994	3.37%	0
2006	11.142419	11.605099	4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.475185	18.063479	-2.23%	0
2014	17.905306	18.475185	3.18%	893
2013	15.649848	17.905306	14.41%	893
2012	14.397048	15.649848	8.70%	893
2011	14.681233	14.397048	-1.94%	893
2010	13.492861	14.681233	8.81%	893
2009	11.544996	13.492861	16.87%	0
2008	15.323115	11.544996	-24.66%	0
2007	14.784773	15.323115	3.64%	534
2006	13.533804	14.784773	9.24%	1,322

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.189410	20.635071	-2.62%	2,962
2014	20.579667	21.189410	2.96%	3,327
2013	17.142124	20.579667	20.05%	3,700
2012	15.361157	17.142124	11.59%	8,516
2011	15.998294	15.361157	-3.98%	8,745
2010	14.453011	15.998294	10.69%	8,858
2009	11.843910	14.453011	22.03%	9,400
2008	17.597773	11.843910	-32.70%	10,276
2007	16.900988	17.597773	4.12%	11,091
2006	15.040415	16.900988	12.37%	11,911
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	16.021199	15.711987	-1.93%	0
2014	15.592498	16.021199	2.75%	0
2013	14.384780	15.592498	8.40%	0
2012	13.572810	14.384780	5.98%	0
2011	13.555512	13.572810	0.13%	0
2010	12.733498	13.555512	6.46%	0
2009	11.330274	12.733498	12.38%	0
2008	13.595082	11.330274	-16.66%	0
2007	13.092663	13.595082	3.84%	0
2006	12.308781	13.092663	6.37%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.681561	22.295339	2.83%	607
2014	20.358343	21.681561	6.50%	607
2013	15.227174	20.358343	33.70%	607
2012	13.108013	15.227174	16.17%	607
2011	13.703267	13.108013	-4.34%	607
2010	12.872203	13.703267	6.46%	3,374
2009*	10.000000	12.872203	28.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.916571	9.509545	-4.10%	0
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.400545	30.979399	-4.39%	0
2014	30.184581	32.400545	7.34%	0
2013	23.126160	30.184581	30.52%	892
2012	20.068510	23.126160	15.24%	892
2011	20.990505	20.068510	-4.39%	1,515
2010	16.954335	20.990505	23.81%	892
2009	12.637660	16.954335	34.16%	892
2008	20.276352	12.637660	-37.67%	1,416
2007	19.218377	20.276352	5.51%	1,416
2006	17.826650	19.218377	7.81%	1,233

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.260828	9.084874	-1.90%	6,217
2014	9.440188	9.260828	-1.90%	23,790
2013	9.623025	9.440188	-1.90%	2,589
2012	9.809916	9.623025	-1.91%	6,552
2011	9.999381	9.809916	-1.89%	8,170
2010	10.193034	9.999381	-1.90%	8,170
2009	10.386092	10.193034	-1.86%	6,503
2008	10.374196	10.386092	0.11%	4,884
2007	10.092529	10.374196	2.79%	3,963
2006	9.841607	10.092529	2.55%	3,963
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.569421	13.879473	-4.74%	0
2014	14.296383	14.569421	1.91%	0
2013	14.739016	14.296383	-3.00%	2,134
2012	13.385466	14.739016	10.11%	2,466
2011	12.926876	13.385466	3.55%	3,135
2010	11.915595	12.926876	8.49%	3,140
2009	9.765464	11.915595	22.02%	3,177
2008	12.035787	9.765464	-18.86%	1,636
2007	11.727753	12.035787	2.63%	1,690
2006	11.402579	11.727753	2.85%	1,317
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.409209	10.144567	-2.54%	0
2014	10.756269	10.409209	-3.23%	0
2013	9.055819	10.756269	18.78%	0
2012	7.991327	9.055819	13.32%	0
2011	9.013234	7.991327	-11.34%	0
2010	8.073129	9.013234	11.64%	0
2009	6.046307	8.073129	33.52%	333
2008*	10.000000	6.046307	-39.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.714840	13.663522	-7.14%	0
2014	16.607022	14.714840	-11.39%	0
2013	13.984797	16.607022	18.75%	0
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	0
2009	11.254121	14.298082	27.05%	0
2008	21.435702	11.254121	-47.50%	0
2007	21.276929	21.435702	0.75%	0
2006	17.718460	21.276929	20.08%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.896514	14.059117	1.17%	0
2014	12.860528	13.896514	8.06%	0
2013	9.753079	12.860528	31.86%	0
2012	8.560684	9.753079	13.93%	0
2011	9.017642	8.560684	-5.07%	0
2010	7.968351	9.017642	13.17%	0
2009	6.279499	7.968351	26.89%	0
2008*	10.000000	6.279499	-37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.191264	12.495891	-5.27%	653
2014	12.197348	13.191264	8.15%	653
2013	9.208115	12.197348	32.46%	653
2012	7.982597	9.208115	15.35%	653
2011	8.664819	7.982597	-7.87%	653
2010	7.834012	8.664819	10.61%	653
2009	6.267659	7.834012	24.99%	653
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.923002	13.611219	-2.24%	0
2014	13.683694	13.923002	1.75%	0
2013	10.063484	13.683694	35.97%	0
2012	8.948400	10.063484	12.46%	0
2011	9.546287	8.948400	-6.26%	0
2010	7.694421	9.546287	24.07%	0
2009	6.190195	7.694421	24.30%	274
2008*	10.000000	6.190195	-38.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.746957	15.954663	-4.73%	0
2014	14.588339	16.746957	14.80%	0
2013	10.960352	14.588339	33.10%	0
2012	9.603374	10.960352	14.13%	0
2011	10.021648	9.603374	-4.17%	0
2010	8.539166	10.021648	17.36%	0
2009	6.671710	8.539166	27.99%	0
2008*	10.000000	6.671710	-33.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.488363	21.191693	-1.38%	0
2014	21.362359	21.488363	0.59%	0
2013	15.127310	21.362359	41.22%	290
2012	13.635678	15.127310	10.94%	290
2011	14.019988	13.635678	-2.74%	2,928
2010	11.423473	14.019988	22.73%	3,122
2009	9.155626	11.423473	24.77%	3,122
2008	17.457427	9.155626	-47.55%	3,122
2007	16.253267	17.457427	7.41%	3,122
2006	16.087013	16.253267	1.03%	3,406

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.320245	29.711954	-8.07%	0
2014	30.858565	32.320245	4.74%	0
2013	22.464619	30.858565	37.37%	262
2012	19.035527	22.464619	18.01%	262
2011	20.522673	19.035527	-7.25%	2,581
2010	16.540743	20.522673	24.07%	2,751
2009	13.396714	16.540743	23.47%	2,751
2008	20.172428	13.396714	-33.59%	2,751
2007	22.167952	20.172428	-9.00%	2,751
2006	19.296940	22.167952	14.88%	3,000
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	28.486340	27.415441	-3.76%	0
2014	28.877573	28.486340	-1.35%	0
2013	20.943650	28.877573	37.88%	0
2012	18.528870	20.943650	13.03%	0
2011	20.050607	18.528870	-7.59%	653
2010	16.353562	20.050607	22.61%	0
2009	12.400766	16.353562	31.88%	0
2008	20.506677	12.400766	-39.53%	0
2007	20.517363	20.506677	-0.05%	0
2006	18.714350	20.517363	9.63%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	21.099002	20.835101	-1.25%	0
2014	19.234771	21.099002	9.69%	0
2013	14.991310	19.234771	28.31%	0
2012	13.423528	14.991310	11.68%	0
2011	13.631425	13.423528	-1.53%	0
2010	12.272429	13.631425	11.07%	0
2009	9.963734	12.272429	23.17%	0
2008	17.395702	9.963734	-42.72%	0
2007	16.437022	17.395702	5.83%	0
2006	14.774541	16.437022	11.25%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.608279	12.594056	-7.45%	0
2014	10.786184	13.608279	26.16%	0
2013	10.706016	10.786184	0.75%	1,547
2012	9.442513	10.706016	13.38%	1,547
2011	9.068332	9.442513	4.13%	2,871
2010	7.120392	9.068332	27.36%	1,547
2009	5.561369	7.120392	28.03%	1,547
2008*	10.000000	5.561369	-44.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.924670	12.798644	-0.98%	0
2014	11.651302	12.924670	10.93%	0
2013*	10.000000	11.651302	16.51%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.126166	9.899874	-2.23%	0
2014	10.271556	10.126166	-1.42%	0
2013	10.459462	10.271556	-1.80%	0
2012	10.299643	10.459462	1.55%	0
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.839721	11.980814	-6.69%	0
2014	12.518621	12.839721	2.56%	0
2013*	10.000000	12.518621	25.19%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.361135	13.538346	-5.73%	0
2014	15.937803	14.361135	-9.89%	0
2013	13.528022	15.937803	17.81%	0
2012	11.534051	13.528022	17.29%	0
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.451632	28.188671	-0.92%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.941211	9.770253	-1.72%	0
2014	10.072317	9.941211	-1.30%	0
2013	10.204455	10.072317	-1.29%	2,920
2012	9.944622	10.204455	2.61%	3,375
2011	10.107513	9.944622	-1.61%	0
2010	9.786068	10.107513	3.28%	0
2009	8.802463	9.786068	11.17%	0
2008	10.364868	8.802463	-15.07%	0
2007	10.085460	10.364868	2.77%	0
2006	9.865705	10.085460	2.23%	378
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.407040	22.855833	-2.35%	0
2014	21.616202	23.407040	8.28%	0
2013	16.013163	21.616202	34.99%	0
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	0
2010	12.835666	15.469905	20.52%	0
2009	9.955586	12.835666	28.93%	0
2008	16.759067	9.955586	-40.60%	0
2007	15.876667	16.759067	5.56%	0
2006	14.232977	15.876667	11.55%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.768955	10.060464	-6.58%	0
2014	10.689940	10.768955	0.74%	0
2013	10.139899	10.689940	5.42%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.517313	10.238787	-11.10%	0
2014	11.637508	11.517313	-1.03%	0
2013	10.258571	11.637508	13.44%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.349510	10.390953	-8.45%	0
2014	11.287319	11.349510	0.55%	0
2013	10.276213	11.287319	9.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.446498	28.930786	1.70%	0
2014	28.413304	28.446498	0.12%	0
2013	22.807401	28.413304	24.58%	0
2012	19.222786	22.807401	18.65%	152
2011	21.421068	19.222786	-10.26%	5,371
2010	18.872103	21.421068	13.51%	5,754
2009	13.804815	18.872103	36.71%	5,754
2008	23.584582	13.804815	-41.47%	5,754
2007	22.665556	23.584582	4.05%	5,754
2006	19.685210	22.665556	15.14%	6,315
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.965364	9.532405	-4.34%	0
2014	9.911429	9.965364	0.54%	0
2013	10.140617	9.911429	-2.26%	0
2012*	10.000000	10.140617	1.41%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.400745	22.657854	1.15%	1,487
2014	20.683395	22.400745	8.30%	1,491
2013	16.040777	20.683395	28.94%	1,492
2012	14.023013	16.040777	14.39%	2,633
2011	14.339142	14.023013	-2.20%	2,633
2010	12.619523	14.339142	13.63%	2,632
2009	10.050430	12.619523	25.56%	553
2008	16.693442	10.050430	-39.79%	552
2007	16.340170	16.693442	2.16%	463
2006	14.513743	16.340170	12.58%	2,241

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.954264	31.279259	-7.88%	0
2014	30.999060	33.954264	9.53%	0
2013	22.470720	30.999060	37.95%	0
2012	19.467057	22.470720	15.43%	0
2011	20.327750	19.467057	-4.23%	0
2010	16.838740	20.327750	20.72%	0
2009	12.539886	16.838740	34.28%	0
2008	20.619456	12.539886	-39.18%	0
2007	21.317808	20.619456	-3.28%	0
2006	18.951604	21.317808	12.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.070274	8.687483	-4.22%	0
2014	9.117876	9.070274	-0.52%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.189853	11.000168	-1.70%	0
2014	11.321857	11.189853	-1.17%	0
2013	11.568009	11.321857	-2.13%	0
2012	11.151424	11.568009	3.74%	0
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	0
2009*	10.000000	10.905794	9.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.508572	10.343507	-1.57%	0
2014	10.283535	10.508572	2.19%	0
2013	10.702435	10.283535	-3.91%	0
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.651316	17.826685	-9.29%	0
2014	18.090304	19.651316	8.63%	0
2013	13.591425	18.090304	33.10%	0
2012	11.629666	13.591425	16.87%	0
2011	12.431474	11.629666	-6.45%	0
2010	11.079140	12.431474	12.21%	0
2009	8.700061	11.079140	27.35%	0
2008	14.467322	8.700061	-39.86%	0
2007	15.697055	14.467322	-7.83%	0
2006	13.803856	15.697055	13.72%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.156578	16.854158	-1.76%	0
2014	18.760469	17.156578	-8.55%	0
2013	14.932087	18.760469	25.64%	0
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
2009	11.610063	14.195055	22.27%	0
2008	21.116266	11.610063	-45.02%	0
2007	19.865381	21.116266	6.30%	0
2006	15.854247	19.865381	25.30%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.592832	19.887558	-7.90%	0
2014	20.060905	21.592832	7.64%	0
2013	14.227952	20.060905	41.00%	0
2012	12.697532	14.227952	12.05%	0
2011	15.755217	12.697532	-19.41%	0
2010	13.294992	15.755217	18.50%	0
2009	8.268867	13.294992	60.78%	0
2008	13.386660	8.268867	-38.23%	0
2007	12.933390	13.386660	3.50%	0
2006	12.503574	12.933390	3.44%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	1,377
2010*	10.000000	10.502017	5.02%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.400597	12.063731	-2.72%	0
2014	11.751693	12.400597	5.52%	0
2013	12.049215	11.751693	-2.47%	0
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	0
2009	9.671154	10.377399	7.30%	0
2008	11.009612	9.671154	-12.16%	0
2007	10.667339	11.009612	3.21%	0
2006	10.499491	10.667339	1.60%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.207803	20.560284	-3.05%	0
2014	21.011267	21.207803	0.94%	0
2013	23.473753	21.011267	-10.49%	0
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
2009	14.088532	17.982861	27.64%	0
2008	16.891896	14.088532	-16.60%	0
2007	16.185813	16.891896	4.36%	0
2006	14.889797	16.185813	8.70%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.192336	-18.08%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.343721	5.447290	-34.71%	0
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.446886	21.385589	-4.73%	0
2014	23.319615	22.446886	-3.74%	0
2013	15.822984	23.319615	47.38%	0
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0
2010	12.846504	15.976693	24.37%	0
2009	8.578995	12.846504	49.74%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.336651	10.971058	-3.22%	4,949
2014	11.095351	11.336651	2.17%	5,764
2013	10.109592	11.095351	9.75%	5,516
2012*	10.000000	10.109592	1.10%	3,146
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	23.050336	22.923300	-0.55%	0
2014	21.510360	23.050336	7.16%	0
2013	16.299498	21.510360	31.97%	0
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	0
2009	10.445924	12.326389	18.00%	0
2008	17.964756	10.445924	-41.85%	0
2007	17.474675	17.964756	2.80%	0
2006	15.233868	17.474675	14.71%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.868914	30.392797	-7.53%	259
2014	30.769933	32.868914	6.82%	389
2013	22.800524	30.769933	34.95%	1,151
2012	19.629588	22.800524	16.15%	242
2011	21.908237	19.629588	-10.40%	759
2010	17.650383	21.908237	24.12%	526
2009	12.618626	17.650383	39.88%	0
2008	20.030494	12.618626	-37.00%	0
2007	20.123674	20.030494	-0.46%	0
2006	17.970616	20.123674	11.98%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.892289	12.328865	-4.37%	11,720
2014	12.728673	12.892289	1.29%	14,194
2013	14.184631	12.728673	-10.26%	14,627
2012	13.472357	14.184631	5.29%	9,668
2011	12.295411	13.472357	9.57%	4,443
2010	11.929218	12.295411	3.07%	8,406
2009	11.038864	11.929218	8.07%	6,951
2008	11.440148	11.038864	-3.51%	4,754
2007	10.657116	11.440148	7.35%	1,204
2006	10.698655	10.657116	-0.39%	1,527

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.157428	21.355042	-7.78%	0
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	0
2007	17.363685	16.949441	-2.39%	0
2006	15.159191	17.363685	14.54%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.245681	21.467330	-3.50%	8,184
2014	19.518511	22.245681	13.97%	12,802
2013	15.324475	19.518511	27.37%	15,631
2012	13.447730	15.324475	13.96%	3,137
2011	13.831236	13.447730	-2.77%	2,027
2010	11.856213	13.831236	16.66%	2,052
2009	9.315701	11.856213	27.27%	753
2008	12.585912	9.315701	-25.98%	0
2007	13.156741	12.585912	-4.34%	0
2006	11.160354	13.156741	17.89%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.059422	11.697552	-3.00%	20,249
2014	11.951624	12.059422	0.90%	9,373
2013	10.108911	11.951624	18.23%	16,815
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.724339	-2.76%	3,445
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.774408	14.341252	-2.93%	99,369
2014	14.782617	14.774408	-0.06%	120,366
2013	13.176970	14.782617	12.19%	107,125
2012	12.221543	13.176970	7.82%	45,267
2011	12.934953	12.221543	-5.52%	6,415
2010	12.018891	12.934953	7.62%	2,187
2009*	10.000000	12.018891	20.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.179683	-8.20%	2,282
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.752264	-2.48%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.614223	11.568929	-8.29%	3,966
2014	12.180737	12.614223	3.56%	4,053
2013*	10.000000	12.180737	21.81%	7,555

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.841571	10.362670	-4.42%	4,106
2014*	10.000000	10.841571	8.42%	1,941
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	32.447778	31.073846	-4.23%	1,035
2014	31.480821	32.447778	3.07%	1,058
2013	22.816722	31.480821	37.97%	1,050
2012	20.106417	22.816722	13.48%	942
2011	20.390739	20.106417	-1.39%	0
2010	16.527358	20.390739	23.38%	0
2009	13.482033	16.527358	22.59%	0
2008	19.903666	13.482033	-32.26%	0
2007	20.435589	19.903666	-2.60%	0
2006	18.215806	20.435589	12.19%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.510032	23.251773	-1.10%	3,785
2014	21.199542	23.510032	10.90%	3,785
2013	16.416157	21.199542	29.14%	3,785
2012	14.499648	16.416157	13.22%	2,889
2011	14.551624	14.499648	-0.36%	2,278
2010	12.957235	14.551624	12.31%	2,278
2009	10.484318	12.957235	23.59%	0
2008	17.060175	10.484318	-38.55%	0
2007	16.574042	17.060175	2.93%	0
2006	14.671716	16.574042	12.97%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.220085	20.241634	-4.61%	5,169
2014	20.071167	21.220085	5.72%	5,430
2013	16.941897	20.071167	18.47%	3,905
2012	15.689093	16.941897	7.99%	2,515
2011	14.714455	15.689093	6.62%	353
2010	13.044385	14.714455	12.80%	836
2009	10.884321	13.044385	19.85%	0
2008	15.795961	10.884321	-31.09%	0
2007	15.078643	15.795961	4.76%	0
2006	13.232899	15.078643	13.95%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.897938	18.062029	-4.42%	0
2014	19.022439	18.897938	-0.65%	0
2013	13.089064	19.022439	45.33%	0
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	0
2009	8.330082	10.271918	23.31%	0
2008	13.653059	8.330082	-38.99%	0
2007	15.696762	13.653059	-13.02%	0
2006	15.463665	15.696762	1.51%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.888134	9.599118	-2.92%	937
2014	10.027409	9.888134	-1.39%	514
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.406923	14.134437	-8.26%	0
2014	15.925263	15.406923	-3.25%	0
2013	13.987908	15.925263	13.85%	0
2012	12.966617	13.987908	7.88%	0
2011	13.994934	12.966617	-7.35%	0
2010	12.630154	13.994934	10.81%	0
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	0
2007	15.342410	16.491882	7.49%	0
2006	13.513893	15.342410	13.53%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.116623	12.804334	-2.38%	0
2014	12.923495	13.116623	1.49%	0
2013	13.082341	12.923495	-1.21%	0
2012	12.191501	13.082341	7.31%	0
2011	12.190654	12.191501	0.01%	0
2010	11.482091	12.190654	6.17%	0
2009	9.745985	11.482091	17.81%	0
2008	10.751903	9.745985	-9.36%	0
2007	10.430737	10.751903	3.08%	0
2006	10.236368	10.430737	1.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.508393	14.150012	-2.47%	3,758
2014	14.198993	14.508393	2.18%	5,424
2013	12.793112	14.198993	10.99%	7,763
2012	11.693642	12.793112	9.40%	6,148
2011	11.976883	11.693642	-2.36%	4,434
2010	10.853307	11.976883	10.35%	4,393
2009	8.929952	10.853307	21.54%	0
2008	12.170952	8.929952	-26.63%	0
2007	11.449951	12.170952	6.30%	0
2006	10.656145	11.449951	7.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	15.042833	14.681779	-2.40%	8,621
2014	14.667963	15.042833	2.56%	9,228
2013	12.936935	14.667963	13.38%	9,620
2012	11.669522	12.936935	10.86%	9,467
2011	12.050735	11.669522	-3.16%	4,029
2010	10.749898	12.050735	12.10%	0
2009	8.528856	10.749898	26.04%	0
2008	12.944625	8.528856	-34.11%	0
2007	12.006703	12.944625	7.81%	0
2006	10.961738	12.006703	9.53%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.697732	15.310086	-2.47%	4,336
2014	15.284923	15.697732	2.70%	4,752
2013	12.839946	15.284923	19.04%	563
2012	11.369757	12.839946	12.93%	563
2011	11.933033	11.369757	-4.72%	0
2010	10.501446	11.933033	13.63%	0
2009	8.164651	10.501446	28.62%	0
2008	13.468509	8.164651	-39.38%	0
2007	12.367469	13.468509	8.90%	0
2006	11.169149	12.367469	10.73%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.357623	12.710239	-22.30%	12,510
2014	19.124767	16.357623	-14.47%	17,632
2013	15.711387	19.124767	21.73%	15,936
2012	15.300242	15.711387	2.69%	8,162
2011	16.459815	15.300242	-7.04%	488
2010	14.088047	16.459815	16.84%	668
2009	9.736367	14.088047	44.70%	902
2008	21.779859	9.736367	-55.30%	3,844
2007	15.253319	21.779859	42.79%	3,712
2006	13.339408	15.253319	14.35%	3,504
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.865659	20.530551	-6.11%	41,160
2014	20.557336	21.865659	6.36%	37,843
2013	16.401790	20.557336	25.34%	40,717
2012	14.291310	16.401790	14.77%	4,646
2011	14.480127	14.291310	-1.30%	5,593
2010	12.850889	14.480127	12.68%	4,632
2009	10.090937	12.850889	27.35%	0
2008	17.997091	10.090937	-43.93%	2,176
2007	18.126350	17.997091	-0.71%	2,176
2006	15.413918	18.126350	17.60%	2,425
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.522829	24.656563	4.82%	21,736
2014	21.610653	23.522829	8.85%	19,854
2013	16.205978	21.610653	33.35%	20,410
2012	14.448071	16.205978	12.17%	4,861
2011	14.739601	14.448071	-1.98%	4,336
2010	12.136474	14.739601	21.45%	3,495
2009	9.672824	12.136474	25.47%	1,944
2008	18.723429	9.672824	-48.34%	0
2007	15.077970	18.723429	24.18%	0
2006	14.428718	15.077970	4.50%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.328146	12.957186	-2.78%	4,306
2014	12.870188	13.328146	3.56%	7,722
2013	13.403317	12.870188	-3.98%	7,680
2012	12.945119	13.403317	3.54%	9,876
2011	12.334105	12.945119	4.95%	4,984
2010	11.696525	12.334105	5.45%	1,292
2009	10.330978	11.696525	13.22%	0
2008	10.914247	10.330978	-5.34%	0
2007	10.695648	10.914247	2.04%	0
2006	10.474496	10.695648	2.11%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	35.013378	33.771382	-3.55%	19,317
2014	33.678383	35.013378	3.96%	21,451
2013	25.279972	33.678383	33.22%	19,140
2012	22.506390	25.279972	12.32%	6,455
2011	25.747562	22.506390	-12.59%	2,586
2010	20.423747	25.747562	26.07%	1,525
2009	14.904845	20.423747	37.03%	1,258
2008	25.171396	14.904845	-40.79%	2,767
2007	22.260345	25.171396	13.08%	2,795
2006	20.196810	22.260345	10.22%	2,944
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.868102	21.135613	1.28%	6,501
2014	23.208819	20.868102	-10.09%	0
2013	18.184482	23.208819	27.63%	0
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
2009	13.884102	17.182770	23.76%	0
2008	25.269098	13.884102	-45.06%	0
2007	22.019372	25.269098	14.76%	0
2006	19.067291	22.019372	15.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	29.502307	28.004041	-5.08%	0
2014	28.249184	29.502307	4.44%	0
2013	22.130733	28.249184	27.65%	0
2012	17.764050	22.130733	24.58%	0
2011	19.916759	17.764050	-10.81%	0
2010	16.077894	19.916759	23.88%	0
2009	10.434236	16.077894	54.09%	0
2008	21.846573	10.434236	-52.24%	0
2007	21.133526	21.846573	3.37%	0
2006	18.578540	21.133526	13.75%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.116992	11.142483	-8.04%	53,614
2014	12.015766	12.116992	0.84%	59,167
2013	9.901081	12.015766	21.36%	49,895
2012	8.755911	9.901081	13.08%	16,410
2011	9.069547	8.755911	-3.46%	11,732
2010	8.389555	9.069547	8.11%	11,695
2009	6.569115	8.389555	27.71%	6,097
2008*	10.000000	6.569115	-34.31%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.497013	13.211539	-8.87%	73,974
2014	14.132974	14.497013	2.58%	75,899
2013	12.650361	14.132974	11.72%	76,983
2012	11.453388	12.650361	10.45%	16,526
2011	11.408652	11.453388	0.39%	13,791
2010	10.326718	11.408652	10.48%	5,026
2009	7.767215	10.326718	32.95%	4,728
2008	11.261623	7.767215	-31.03%	7,160
2007	11.070887	11.261623	1.72%	7,160
2006*	10.000000	11.070887	10.71%	3,940
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.881409	22.561489	-5.53%	269
2014	22.402200	23.881409	6.60%	269
2013	17.617147	22.402200	27.16%	269
2012	16.048634	17.617147	9.77%	269
2011	15.440812	16.048634	3.94%	269
2010	13.052968	15.440812	18.29%	269
2009	11.344899	13.052968	15.06%	269
2008	15.872203	11.344899	-28.52%	269
2007	16.636787	15.872203	-4.60%	522
2006	14.486224	16.636787	14.85%	522
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.745576	27.919019	-9.19%	1,699
2014	31.179122	30.745576	-1.39%	1,691
2013	23.340627	31.179122	33.58%	1,680
2012	20.108351	23.340627	16.07%	1,710
2011	21.308778	20.108351	-5.63%	1,843
2010	16.948821	21.308778	25.72%	1,252
2009	13.383779	16.948821	26.64%	359
2008	20.379018	13.383779	-34.33%	1,759
2007	21.293406	20.379018	-4.29%	1,757
2006	18.563394	21.293406	14.71%	2,049
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.305402	7.335223	-21.17%	0
2014*	10.000000	9.305402	-6.95%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.670913	18.951764	-8.32%	0
2014	23.722979	20.670913	-12.87%	0
2013	19.675059	23.722979	20.57%	0
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	0
2009	13.561455	18.222589	34.37%	0
2008	23.198948	13.561455	-41.54%	0
2007	20.494837	23.198948	13.19%	0
2006	17.210388	20.494837	19.08%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.695951	9.097594	-6.17%	77,614
2014	9.710786	9.695951	-0.15%	79,223
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.550900	10.666799	-7.65%	3,313
2014	11.333471	11.550900	1.92%	1,550
2013	10.178016	11.333471	11.35%	1,936
2012*	10.000000	10.178016	1.78%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.123204	10.109309	-0.14%	3,582
2014	9.864869	10.123204	2.62%	1,134
2013*	10.000000	9.864869	-1.35%	1,380
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.960088	14.338045	2.71%	0
2014	13.162533	13.960088	6.06%	0
2013	9.602726	13.162533	37.07%	0
2012*	10.000000	9.602726	-3.97%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.755880	11.971722	-6.15%	5,235
2014	12.488852	12.755880	2.14%	4,566
2013	9.914927	12.488852	25.96%	4,174
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.714333	13.586966	-0.93%	597
2014	12.988097	13.714333	5.59%	597
2013	9.696880	12.988097	33.94%	1,148
2012*	10.000000	9.696880	-3.03%	851

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.247004	13.701831	-10.13%	136,525
2014	16.414568	15.247004	-7.11%	144,795
2013	13.378593	16.414568	22.69%	99,760
2012	11.449652	13.378593	16.85%	35,759
2011	12.583734	11.449652	-9.01%	11,097
2010	11.809328	12.583734	6.56%	9,022
2009*	10.000000	11.809328	18.09%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.656668	10.685851	-8.33%	46,202
2014	11.666264	11.656668	-0.08%	45,251
2013	10.767691	11.666264	8.35%	35,041
2012*	10.000000	10.767691	7.68%	2,574
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.507213	12.478277	-7.62%	30,077
2014	12.770848	13.507213	5.77%	31,132
2013	10.023807	12.770848	27.41%	15,457
2012*	10.000000	10.023807	0.24%	7,839
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.298554	21.953479	-1.55%	0
2014	21.011031	22.298554	6.13%	0
2013	17.886708	21.011031	17.47%	0
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	0
2009	12.403331	15.272769	23.13%	0
2008	15.070472	12.403331	-17.70%	0
2007	13.937940	15.070472	8.13%	0
2006	12.873580	13.937940	8.27%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.742955	-2.57%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	28.040748	30.776024	9.75%	2,753
2014	26.365808	28.040748	6.35%	2,839
2013	20.544547	26.365808	28.33%	5,710
2012	16.917674	20.544547	21.44%	2,639
2011	18.540512	16.917674	-8.75%	473
2010	17.758387	18.540512	4.40%	3,801
2009	12.403817	17.758387	43.17%	3,740
2008	22.716955	12.403817	-45.40%	3,740
2007	16.958344	22.716955	33.96%	0
2006	15.849789	16.958344	6.99%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.113205	14.480865	2.61%	12,754
2014	13.163399	14.113205	7.22%	7,274
2013	9.915766	13.163399	32.75%	4,348
2012*	10.000000	9.915766	-0.84%	378
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.927566	24.971763	-10.58%	6,054
2014	32.404704	27.927566	-13.82%	5,207
2013	28.918947	32.404704	12.05%	3,833
2012	26.060546	28.918947	10.97%	1,534
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
2009	18.250720	32.044817	75.58%	0
2008	38.966658	18.250720	-53.16%	0
2007	31.046642	38.966658	25.51%	0
2006	21.593269	31.046642	43.78%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.162735	7.182082	-21.62%	536
2014	9.799432	9.162735	-6.50%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.788982	12.270492	-4.05%	16,024
2014	14.100140	12.788982	-9.30%	19,907
2013	10.183068	14.100140	38.47%	19,552
2012*	10.000000	10.183068	1.83%	1,035
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.316484	25.562297	-2.87%	9,678
2014	24.355034	26.316484	8.05%	10,231
2013	18.318495	24.355034	32.95%	10,663
2012	16.122926	18.318495	13.62%	4,944
2011	16.519974	16.122926	-2.40%	3,313
2010	15.149121	16.519974	9.05%	2,902
2009	12.617582	15.149121	20.06%	4,880
2008	19.133862	12.617582	-34.06%	2,383
2007	18.139026	19.133862	5.48%	883
2006	15.350871	18.139026	18.16%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.539877	15.157397	4.25%	15,230
2014	14.662964	14.539877	-0.84%	10,948
2013	11.716593	14.662964	25.15%	12,118
2012	10.307925	11.716593	13.67%	1,008
2011	10.702750	10.307925	-3.69%	0
2010*	10.000000	10.702750	7.03%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.690096	-3.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.362123	14.893173	-8.98%	4,961
2014	17.039279	16.362123	-3.97%	5,573
2013	13.173078	17.039279	29.35%	4,884
2012	10.956550	13.173078	20.23%	370
2011	11.276729	10.956550	-2.84%	370
2010*	10.000000	11.276729	12.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.725846	20.355923	-6.31%	9,480
2014	19.617821	21.725846	10.75%	9,763
2013	15.195144	19.617821	29.11%	9,763
2012	13.541825	15.195144	12.21%	3,572
2011	13.743741	13.541825	-1.47%	5,484
2010	12.387724	13.743741	10.95%	5,609
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.864243	13.727661	-0.99%	125,434
2014	13.467867	13.864243	2.94%	103,080
2013	11.141370	13.467867	20.88%	90,777
2012	9.820076	11.141370	13.46%	23,605
2011	9.922759	9.820076	-1.03%	29,751
2010	9.034298	9.922759	9.83%	29,046
2009	7.465869	9.034298	21.01%	9,564
2008	10.843154	7.465869	-31.15%	11,094
2007	10.420045	10.843154	4.06%	12,410
2006*	10.000000	10.420045	4.20%	10,186
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.126283	10.884112	-2.18%	20,517
2014	10.809399	11.126283	2.93%	17,935
2013	11.315634	10.809399	-4.47%	17,760
2012	10.995134	11.315634	2.91%	13,472
2011	10.606108	10.995134	3.67%	6,974
2010	10.205658	10.606108	3.92%	4,344
2009	9.280979	10.205658	9.96%	0
2008	10.502388	9.280979	-11.63%	12,645
2007	10.402195	10.502388	0.96%	12,645
2006*	10.000000	10.402195	4.02%	4,127
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.663961	15.318758	4.47%	15,676
2014	14.686033	14.663961	-0.15%	15,996
2013	11.643199	14.686033	26.13%	8,549
2012	9.726901	11.643199	19.70%	936
2011	10.938302	9.726901	-11.07%	586
2010	10.023020	10.938302	9.13%	0
2009	7.218983	10.023020	38.84%	873
2008	11.998783	7.218983	-39.84%	4,581
2007	10.701461	11.998783	12.12%	4,703
2006*	10.000000	10.701461	7.01%	4,126

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	14.022697	14.632935	4.35%	75,126
2014	13.234019	14.022697	5.96%	73,153
2013	10.413584	13.234019	27.08%	51,230
2012	9.046835	10.413584	15.11%	9,796
2011	9.680230	9.046835	-6.54%	7,283
2010	8.352911	9.680230	15.89%	7,239
2009	6.138425	8.352911	36.08%	13,155
2008	11.222723	6.138425	-45.30%	11,360
2007	10.229939	11.222723	9.70%	3,803
2006*	10.000000	10.229939	2.30%	4,237
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.816088	12.702711	-0.88%	56,416
2014	11.858170	12.816088	8.08%	62,660
2013	9.095307	11.858170	30.38%	63,835
2012	7.924459	9.095307	14.78%	29,306
2011	8.266547	7.924459	-4.14%	15,180
2010	7.597040	8.266547	8.81%	10,657
2009	5.928601	7.597040	28.14%	8,811
2008	9.762924	5.928601	-39.27%	3,638
2007*	10.000000	9.762924	-2.37%	3,638
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.250168	-7.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	19.114320	18.252878	-4.51%	15,774
2014	19.009644	19.114320	0.55%	13,085
2013	18.107101	19.009644	4.98%	0
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0
2010	14.273771	15.836568	10.95%	0
2009	9.970928	14.273771	43.15%	0
2008	14.122069	9.970928	-29.39%	0
2007	13.966646	14.122069	1.11%	0
2006	12.878087	13.966646	8.45%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.628957	21.658570	-8.34%	9,294
2014	22.124037	23.628957	6.80%	8,727
2013	16.676857	22.124037	32.66%	7,159
2012	14.393787	16.676857	15.86%	973
2011	15.063527	14.393787	-4.45%	0
2010	13.307463	15.063527	13.20%	0
2009	10.581010	13.307463	25.77%	0
2008	17.189769	10.581010	-38.45%	0
2007	18.002842	17.189769	-4.52%	0
2006	15.887753	18.002842	13.31%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.416257	10.840003	-5.05%	0
2014	11.290081	11.416257	1.12%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.084585	10.676966	-3.68%	0
2014	11.098730	11.084585	-0.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.594061	12.201172	-3.12%	8,647
2014	12.053878	12.594061	4.48%	8,984
2013	8.564913	12.053878	40.74%	9,243
2012	7.476887	8.564913	14.55%	4,454
2011	8.631396	7.476887	-13.38%	5,446
2010	7.629139	8.631396	13.14%	3,606
2009	5.086752	7.629139	49.98%	0
2008*	10.000000	5.086752	-49.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.493622	14.151526	-2.36%	1,291
2014	13.376068	14.493622	8.35%	1,224
2013	9.846058	13.376068	35.85%	1,224
2012	9.016009	9.846058	9.21%	0
2011	9.505383	9.016009	-5.15%	6,727
2010	7.845689	9.505383	21.15%	6,961
2009	6.095623	7.845689	28.71%	0
2008*	10.000000	6.095623	-39.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	0
2011	9.037008	8.295902	-8.20%	1,314
2010	8.017520	9.037008	12.72%	590
2009	6.329119	8.017520	26.68%	0
2008*	10.000000	6.329119	-36.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.143745	11.780796	-2.99%	54,479
2014	11.874946	12.143745	2.26%	42,349
2013	10.562844	11.874946	12.42%	44,145
2012	9.700454	10.562844	8.89%	37,343
2011	10.027838	9.700454	-3.26%	43,164
2010	9.263244	10.027838	8.25%	42,376
2009	7.884632	9.263244	17.48%	0
2008*	10.000000	7.884632	-21.15%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.375742	11.973166	-3.25%	180,788
2014	12.055552	12.375742	2.66%	219,375
2013	10.140761	12.055552	18.88%	223,857
2012	9.101244	10.140761	11.42%	164,105
2011	9.613325	9.101244	-5.33%	4,526
2010	8.723627	9.613325	10.20%	4,526
2009	7.165610	8.723627	21.74%	4,526
2008*	10.000000	7.165610	-28.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.448690	11.143052	-2.67%	54,739
2014	11.299369	11.448690	1.32%	65,587
2013	10.982338	11.299369	2.89%	62,137
2012	10.419919	10.982338	5.40%	15,709
2011	10.478811	10.419919	-0.56%	604
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	617
2008*	10.000000	9.029915	-9.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.806831	10.141082	-6.16%	6,320
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.811680	10.083850	-6.73%	6,186
2014	10.916085	10.811680	-0.96%	6,092
2013*	10.000000	10.916085	9.16%	5,995
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.272399	11.904805	-3.00%	16,883
2014	11.969453	12.272399	2.53%	12,710
2013	10.362445	11.969453	15.51%	22,030
2012	9.405547	10.362445	10.17%	6,486
2011	9.821305	9.405547	-4.23%	12,044
2010	8.993867	9.821305	9.20%	11,825
2009	7.521865	8.993867	19.57%	0
2008*	10.000000	7.521865	-24.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.308708	11.886699	-3.43%	65,753
2014	12.005828	12.308708	2.52%	23,626
2013	9.852628	12.005828	21.85%	52,414
2012	8.769858	9.852628	12.35%	2,331
2011	9.382225	8.769858	-6.53%	4,183
2010	8.444619	9.382225	11.10%	838
2009	6.804125	8.444619	24.11%	0
2008*	10.000000	6.804125	-31.96%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.970472	11.612009	-2.99%	26,779
2014	11.729710	11.970472	2.05%	34,722
2013	10.754332	11.729710	9.07%	36,198
2012	9.967594	10.754332	7.89%	26,773
2011	10.192952	9.967594	-2.21%	24,351
2010	9.534297	10.192952	6.91%	24,240
2009	8.262967	9.534297	15.39%	0
2008*	10.000000	8.262967	-17.37%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.804603	11.472487	-2.81%	3,179
2014	11.501237	11.804603	2.64%	2,595
2013	11.985097	11.501237	-4.04%	24,460
2012	11.373008	11.985097	5.38%	2,425
2011	10.917498	11.373008	4.17%	1,134
2010	10.427791	10.917498	4.70%	598
2009	9.793750	10.427791	6.47%	0
2008*	10.000000	9.793750	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.792070	12.477752	-2.46%	920
2014	12.439242	12.792070	2.84%	700
2013	12.952001	12.439242	-3.96%	1,691
2012	12.332403	12.952001	5.02%	0
2011	11.859763	12.332403	3.99%	0
2010	11.187800	11.859763	6.01%	0
2009	9.799538	11.187800	14.17%	0
2008*	10.000000	9.799538	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.798079	23.652550	-17.87%	7,115
2014	31.156320	28.798079	-7.57%	7,414
2013	31.640286	31.156320	-1.53%	0
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	0
2009	19.997995	31.978626	59.91%	0
2008	48.482892	19.997995	-58.75%	0
2007	34.059656	48.482892	42.35%	0
2006	25.481383	34.059656	33.66%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.253042	12.001029	-2.06%	8,361
2014	11.950681	12.253042	2.53%	11,035
2013	12.703573	11.950681	-5.93%	13,535
2012	12.572529	12.703573	1.04%	9,371
2011	11.954538	12.572529	5.17%	7,511
2010	11.635860	11.954538	2.74%	10,717
2009	11.556553	11.635860	0.69%	3,655
2008	10.941692	11.556553	5.62%	3,655
2007	10.414910	10.941692	5.06%	0
2006	10.278047	10.414910	1.33%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.552281	8.115402	-5.11%	6,961
2014	8.785622	8.552281	-2.66%	5,177
2013	7.621717	8.785622	15.27%	5,177
2012	6.746396	7.621717	12.97%	2,238
2011	7.644830	6.746396	-11.75%	2,238
2010	6.899575	7.644830	10.80%	2,238
2009	5.435866	6.899575	26.93%	0
2008*	10.000000	5.435866	-45.64%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.294249	8.986409	-3.31%	9,956
2014	10.104360	9.294249	-8.02%	9,878
2013	8.515928	10.104360	18.65%	9,838
2012	7.347534	8.515928	15.90%	350
2011	8.598280	7.347534	-14.55%	1,277
2010	8.165074	8.598280	5.31%	458
2009	6.475014	8.165074	26.10%	0
2008	11.604467	6.475014	-44.20%	0
2007	10.820602	11.604467	7.24%	0
2006*	10.000000	10.820602	8.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	23.002243	22.328548	-2.93%	10,178
2014	22.345704	23.002243	2.94%	8,485
2013	17.909927	22.345704	24.77%	3,187
2012	15.760488	17.909927	13.64%	0
2011	16.731092	15.760488	-5.80%	0
2010	14.885937	16.731092	12.40%	0
2009	11.935003	14.885937	24.73%	0
2008	19.273993	11.935003	-38.08%	0
2007	18.553909	19.273993	3.88%	0
2006	16.190743	18.553909	14.60%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.966448	14.649101	-2.12%	15,027
2014	14.594888	14.966448	2.55%	16,442
2013	13.123412	14.594888	11.21%	16,837
2012	12.236480	13.123412	7.25%	76,580
2011	12.369869	12.236480	-1.08%	7,662
2010	11.488255	12.369869	7.67%	3,507
2009*	10.000000	11.488255	14.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.096610	16.674050	-2.47%	5,013
2014	16.572851	17.096610	3.16%	1,536
2013	14.144874	16.572851	17.17%	1,590
2012	12.852412	14.144874	10.06%	0
2011	13.231289	12.852412	-2.86%	0
2010	12.045182	13.231289	9.85%	0
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.343536	13.117976	-1.69%	22,192
2014	13.099296	13.343536	1.86%	18,840
2013	12.744055	13.099296	2.79%	35,028
2012	12.358508	12.744055	3.12%	3,360
2011	12.244822	12.358508	0.93%	3,360
2010	11.793354	12.244822	3.83%	3,360
2009	11.026204	11.793354	6.96%	0
2008	11.966235	11.026204	-7.86%	0
2007	11.582248	11.966235	3.32%	0
2006	11.126126	11.582248	4.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.662226	10.115449	-5.13%	2,309
2014	10.613630	10.662226	0.46%	2,253
2013*	10.000000	10.613630	6.14%	6,425
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.674947	10.052806	-5.83%	50,279
2014	10.701720	10.674947	-0.25%	10,209
2013*	10.000000	10.701720	7.02%	933
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.363639	17.945268	-2.28%	74,974
2014	17.806277	18.363639	3.13%	83,060
2013	15.571226	17.806277	14.35%	90,452
2012	14.332048	15.571226	8.65%	43,472
2011	14.622383	14.332048	-1.99%	37,541
2010	13.445621	14.622383	8.75%	31,597
2009	11.510438	13.445621	16.81%	42,714
2008	15.285064	11.510438	-24.69%	48,268
2007	14.755622	15.285064	3.59%	51,621
2006	13.513991	14.755622	9.19%	51,824

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	21.061472	20.500037	-2.67%	52,681
2014	20.465842	21.061472	2.91%	54,482
2013	17.056007	20.465842	19.99%	41,269
2012	15.291798	17.056007	11.54%	31,041
2011	15.934161	15.291798	-4.03%	36,109
2010	14.402396	15.934161	10.64%	33,561
2009	11.808455	14.402396	21.97%	27,856
2008	17.554065	11.808455	-32.73%	23,480
2007	16.867668	17.554065	4.07%	23,480
2006	15.018394	16.867668	12.31%	23,480
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.924497	15.609193	-1.98%	9,782
2014	15.506288	15.924497	2.70%	11,341
2013	14.312546	15.506288	8.34%	10,272
2012	13.511552	14.312546	5.93%	10,592
2011	13.501187	13.511552	0.08%	4,821
2010	12.688935	13.501187	6.40%	4,876
2009	11.296366	12.688935	12.33%	6,889
2008	13.561316	11.296366	-16.70%	3,409
2007	13.066840	13.561316	3.78%	0
2006	12.290759	13.066840	6.31%	4,968
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.619027	22.219702	2.78%	5,268
2014	20.309979	21.619027	6.45%	4,878
2013	15.198751	20.309979	33.63%	8,392
2012	13.090219	15.198751	16.11%	4,231
2011	13.691636	13.090219	-4.39%	2,016
2010	12.867835	13.691636	6.40%	2,900
2009*	10.000000	12.867835	28.68%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	25,636
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.204971	30.776705	-4.43%	6,108
2014	30.017686	32.204971	7.29%	1,059
2013	23.010003	30.017686	30.45%	579
2012	19.977903	23.010003	15.18%	286
2011	20.906373	19.977903	-4.44%	899
2010	16.894982	20.906373	23.74%	1,699
2009	12.599854	16.894982	34.09%	1,781
2008	20.226044	12.599854	-37.70%	1,856
2007	19.180528	20.226044	5.45%	1,724
2006	17.800600	19.180528	7.75%	1,910

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.204747	9.025259	-1.95%	25,849
2014	9.387808	9.204747	-1.95%	40,508
2013	9.574509	9.387808	-1.95%	20,245
2012	9.765449	9.574509	-1.96%	42,907
2011	9.959114	9.765449	-1.94%	22,395
2010	10.157162	9.959114	-1.95%	15,634
2009	10.354819	10.157162	-1.91%	55,577
2008	10.348233	10.354819	0.06%	0
2007	10.072432	10.348233	2.74%	14,924
2006	9.827008	10.072432	2.50%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.481429	13.788618	-4.78%	4,009
2014	14.217275	14.481429	1.86%	3,448
2013	14.664939	14.217275	-3.05%	3,276
2012	13.325004	14.664939	10.06%	482
2011	12.875031	13.325004	3.49%	0
2010	11.873865	12.875031	8.43%	1,077
2009	9.736227	11.873865	21.96%	1,030
2008	12.005886	9.736227	-18.90%	978
2007	11.704613	12.005886	2.57%	1,139
2006	11.385869	11.704613	2.80%	1,400
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.373896	10.104996	-2.59%	10,422
2014	10.725252	10.373896	-3.28%	10,865
2013	9.034304	10.725252	18.72%	6,585
2012	7.976413	9.034304	13.26%	702
2011	9.000995	7.976413	-11.38%	304
2010	8.066282	9.000995	11.59%	155
2009	6.044248	8.066282	33.45%	0
2008*	10.000000	6.044248	-39.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.627548	13.575542	-7.19%	9,231
2014	16.516926	14.627548	-11.44%	5,276
2013	13.916018	16.516926	18.69%	0
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
2009	11.221641	14.249548	26.98%	0
2008	21.384785	11.221641	-47.53%	0
2007	21.237273	21.384785	0.69%	0
2006	17.694429	21.237273	20.02%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.849379	14.004290	1.12%	1,684
2014	12.823434	13.849379	8.00%	1,002
2013	9.729903	12.823434	31.79%	1,490
2012	8.544698	9.729903	13.87%	351
2011	9.005380	8.544698	-5.12%	309
2010	7.961577	9.005380	13.11%	2,318
2009	6.277357	7.961577	26.83%	2,935
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.146474	12.447110	-5.32%	2,144
2014	12.162131	13.146474	8.09%	2,769
2013	9.186203	12.162131	32.40%	3,044
2012	7.967675	9.186203	15.29%	2,485
2011	8.653032	7.967675	-7.92%	2,206
2010	7.827338	8.653032	10.55%	0
2009	6.265525	7.827338	24.93%	2,990
2008*	10.000000	6.265525	-37.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.875771	13.558135	-2.29%	4,499
2014	13.644232	13.875771	1.70%	3,440
2013	10.039569	13.644232	35.90%	3,440
2012	8.931698	10.039569	12.40%	538
2011	9.533309	8.931698	-6.31%	394
2010	7.687878	9.533309	24.00%	0
2009	6.188086	7.687878	24.24%	0
2008*	10.000000	6.188086	-38.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.690140	15.892422	-4.78%	2,683
2014	14.546263	16.690140	14.74%	2,742
2013	10.934308	14.546263	33.03%	2,914
2012	9.585454	10.934308	14.07%	1,665
2011	10.008039	9.585454	-4.22%	1,558
2010	8.531911	10.008039	17.30%	0
2009	6.669444	8.531911	27.93%	0
2008*	10.000000	6.669444	-33.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.358593	21.052971	-1.43%	5,787
2014	21.244174	21.358593	0.54%	6,002
2013	15.051287	21.244174	41.15%	4,038
2012	13.574086	15.051287	10.88%	0
2011	13.963762	13.574086	-2.79%	856
2010	11.383451	13.963762	22.67%	856
2009	9.128209	11.383451	24.71%	856
2008	17.414054	9.128209	-47.58%	856
2007	16.221203	17.414054	7.35%	856
2006	16.063452	16.221203	0.98%	856

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	32.125237	29.517622	-8.12%	1,879
2014	30.688022	32.125237	4.68%	1,976
2013	22.351848	30.688022	37.30%	2,239
2012	18.949634	22.351848	17.95%	434
2011	20.440477	18.949634	-7.29%	298
2010	16.482865	20.440477	24.01%	0
2009	13.356635	16.482865	23.41%	0
2008	20.122351	13.356635	-33.62%	0
2007	22.124258	20.122351	-9.05%	0
2006	19.268704	22.124258	14.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	28.314416	27.236083	-3.81%	3,421
2014	28.717928	28.314416	-1.41%	3,754
2013	20.838481	28.717928	37.81%	3,015
2012	18.445249	20.838481	12.97%	1,789
2011	19.970280	18.445249	-7.64%	845
2010	16.296331	19.970280	22.54%	845
2009	12.363666	16.296331	31.81%	973
2008	20.455785	12.363666	-39.56%	975
2007	20.476947	20.455785	-0.10%	974
2006	18.686979	20.476947	9.58%	845
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.971602	20.698736	-1.30%	0
2014	19.128379	20.971602	9.64%	0
2013	14.915989	19.128379	28.24%	0
2012	13.362918	14.915989	11.62%	0
2011	13.576782	13.362918	-1.58%	0
2010	12.229463	13.576782	11.02%	0
2009	9.933923	12.229463	23.11%	0
2008	17.352525	9.933923	-42.75%	0
2007	16.404635	17.352525	5.78%	0
2006	14.752925	16.404635	11.20%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.562081	12.544898	-7.50%	30,290
2014	10.755035	13.562081	26.10%	25,618
2013	10.680542	10.755035	0.70%	26,598
2012	9.424859	10.680542	13.32%	8,848
2011	9.055986	9.424859	4.07%	1,433
2010	7.114320	9.055986	27.29%	1,398
2009	5.559464	7.114320	27.97%	880
2008*	10.000000	5.559464	-44.41%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.913677	12.781249	-1.03%	87,543
2014	11.647335	12.913677	10.87%	48,063
2013*	10.000000	11.647335	16.47%	27,965

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.091776	9.861228	-2.28%	8,687
2014	10.241887	10.091776	-1.47%	8,120
2013	10.434583	10.241887	-1.85%	3,838
2012	10.280398	10.434583	1.50%	12,989
2011	10.349954	10.280398	-0.67%	624
2010	10.306389	10.349954	0.42%	0
2009	9.813634	10.306389	5.02%	0
2008*	10.000000	9.813634	-1.86%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.828800	11.964520	-6.74%	11,538
2014	12.514368	12.828800	2.51%	0
2013*	10.000000	12.514368	25.14%	104
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.319716	13.492419	-5.78%	5,204
2014	15.899946	14.319716	-9.94%	4,717
2013	13.502774	15.899946	17.75%	3,123
2012	11.518399	13.502774	17.23%	1,201
2011	13.414082	11.518399	-14.13%	1,201
2010	12.864296	13.414082	4.27%	1,201
2009*	10.000000	12.864296	28.64%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.278097	28.002457	-0.97%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.881184	9.706292	-1.77%	30,748
2014	10.016598	9.881184	-1.35%	35,351
2013	10.153185	10.016598	-1.35%	36,094
2012	9.899724	10.153185	2.56%	32,913
2011	10.066997	9.899724	-1.66%	24,125
2010	9.751814	10.066997	3.23%	24,163
2009	8.776128	9.751814	11.12%	12,380
2008	10.339136	8.776128	-15.12%	0
2007	10.065578	10.339136	2.72%	0
2006	9.851254	10.065578	2.18%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.268227	22.708715	-2.40%	0
2014	21.498966	23.268227	8.23%	0
2013	15.934428	21.498966	34.92%	0
2012	14.644211	15.934428	8.81%	0
2011	15.409556	14.644211	-4.97%	0
2010	12.792100	15.409556	20.46%	0
2009	9.926852	12.792100	28.86%	0
2008	16.719252	9.926852	-40.63%	0
2007	15.847072	16.719252	5.50%	1,956
2006	14.213670	15.847072	11.49%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.757094	10.044254	-6.63%	10,813
2014	10.683618	10.757094	0.69%	11,082
2013	10.139064	10.683618	5.37%	5,209
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.504611	10.222271	-11.15%	6,870
2014	11.630621	11.504611	-1.08%	7,291
2013	10.257731	11.630621	13.38%	2,984
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.337017	10.374210	-8.49%	7,227
2014	11.280647	11.337017	0.50%	7,194
2013	10.275369	11.280647	9.78%	7,073
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.274821	28.741527	1.65%	10,432
2014	28.256219	28.274821	0.07%	9,150
2013	22.692867	28.256219	24.52%	0
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	0
2009	13.763518	18.806055	36.64%	0
2008	23.526051	13.763518	-41.50%	0
2007	22.620904	23.526051	4.00%	0
2006	19.656415	22.620904	15.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.954297	9.516953	-4.39%	2,603
2014	9.905471	9.954297	0.49%	2,552
2013	10.139690	9.905471	-2.31%	2,502
2012*	10.000000	10.139690	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.994189	9.092687	1.10%	8,608
2014*	10.000000	8.994189	-10.06%	6,825
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.265508	22.509595	1.10%	5,457
2014	20.569009	22.265508	8.25%	5,236
2013	15.960199	20.569009	28.88%	9,217
2012	13.959700	15.960199	14.33%	3,306
2011	14.281674	13.959700	-2.25%	3,308
2010	12.575351	14.281674	13.57%	3,190
2009	10.020365	12.575351	25.50%	1,237
2008	16.652019	10.020365	-39.82%	0
2007	16.307973	16.652019	2.11%	264
2006	14.492509	16.307973	12.53%	264

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.749328	31.074615	-7.93%	3,048
2014	30.827666	33.749328	9.48%	4,228
2013	22.357865	30.827666	37.88%	3,393
2012	19.379189	22.357865	15.37%	420
2011	20.246317	19.379189	-4.28%	213
2010	16.779833	20.246317	20.66%	0
2009	12.502392	16.779833	34.21%	126
2008	20.568311	12.502392	-39.22%	130
2007	21.275840	20.568311	-3.33%	123
2006	18.923917	21.275840	12.43%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.226711	9.105932	-10.96%	31,538
2014	10.382876	10.226711	-1.50%	34,722
2013	10.577812	10.382876	-1.84%	30,207
2012*	10.000000	10.577812	5.78%	1,536
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.469395	10.438810	-8.99%	8,398
2014	11.662394	11.469395	-1.65%	8,252
2013	12.730338	11.662394	-8.39%	8,232
2012	12.338602	12.730338	3.17%	7,059
2011	11.606488	12.338602	6.31%	6,111
2010	10.822960	11.606488	7.24%	5,520
2009*	10.000000	10.822960	8.23%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.157555	10.962826	-1.75%	64,861
2014	11.294935	11.157555	-1.22%	81,668
2013	11.546390	11.294935	-2.18%	123,163
2012	11.136275	11.546390	3.68%	68,422
2011	11.243820	11.136275	-0.96%	40,424
2010	10.902078	11.243820	3.13%	21,168
2009*	10.000000	10.902078	9.02%	4,381
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.488961	10.318944	-1.62%	58,176
2014	10.269571	10.488961	2.14%	59,943
2013	10.693354	10.269571	-3.96%	63,034
2012	9.960299	10.693354	7.36%	67,984
2011*	10.000000	9.960299	-0.40%	2,142

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.534772	17.711932	-9.33%	0
2014	17.992194	19.534772	8.57%	0
2013	13.524605	17.992194	33.03%	0
2012	11.578406	13.524605	16.81%	0
2011	12.382977	11.578406	-6.50%	0
2010	11.041531	12.382977	12.15%	0
2009	8.674948	11.041531	27.28%	0
2008	14.432931	8.674948	-39.89%	0
2007	15.667777	14.432931	-7.88%	0
2006	13.785121	15.667777	13.66%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	17.054831	16.745650	-1.81%	0
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
2007	19.828334	21.066102	6.24%	0
2006	15.832728	19.828334	25.24%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.464695	19.759452	-7.94%	0
2014	19.952026	21.464695	7.58%	0
2013	14.157940	19.952026	40.92%	0
2012	12.641510	14.157940	12.00%	0
2011	15.693708	12.641510	-19.45%	0
2010	13.249841	15.693708	18.44%	0
2009	8.244992	13.249841	60.70%	0
2008	13.354829	8.244992	-38.26%	0
2007	12.909247	13.354829	3.45%	0
2006	12.486580	12.909247	3.38%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.713887	30.562098	10.28%	18,740
2014	21.539315	27.713887	28.67%	19,721
2013	14.595017	21.539315	47.58%	14,265
2012	11.363302	14.595017	28.44%	1,531
2011	10.498469	11.363302	8.24%	321
2010*	10.000000	10.498469	4.98%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.327078	11.986098	-2.77%	0
2014	11.687977	12.327078	5.47%	0
2013	11.990000	11.687977	-2.52%	0
2012	11.199459	11.990000	7.06%	0
2011	10.836056	11.199459	3.35%	0
2010	10.342210	10.836056	4.78%	0
2009	9.643273	10.342210	7.25%	0
2008	10.983472	9.643273	-12.20%	0
2007	10.647467	10.983472	3.16%	0
2006	10.485262	10.647467	1.55%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	21.078495	20.424505	-3.10%	0
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	0
2009	14.045524	17.918838	27.58%	0
2008	16.848924	14.045524	-16.64%	0
2007	16.152914	16.848924	4.31%	0
2006	14.867089	16.152914	8.65%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.189545	-18.10%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.332372	5.437103	-34.75%	0
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	174
2012*	10.000000	9.693042	-3.07%	203
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.207733	5.341347	-34.92%	18,035
2014	10.379231	8.207733	-20.92%	16,434
2013	9.597551	10.379231	8.14%	21,778
2012*	10.000000	9.597551	-4.02%	7,721
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.331284	21.264601	-4.78%	6,235
2014	23.211348	22.331284	-3.79%	5,748
2013	15.757536	23.211348	47.30%	3,967
2012	14.898983	15.757536	5.76%	3,722
2011	15.926844	14.898983	-6.45%	815
2010	12.812951	15.926844	24.30%	558
2009	8.560950	12.812951	49.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.321262	10.950581	-3.27%	1,343
2014	11.085940	11.321262	2.12%	1,338
2013	10.106163	11.085940	9.69%	412
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.911130	22.773229	-0.60%	0
2014	21.391357	22.911130	7.10%	0
2013	16.217588	21.391357	31.90%	0
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	0
2009	10.414647	12.283222	17.94%	2,672
2008	17.920145	10.414647	-41.88%	2,672
2007	17.440215	17.920145	2.75%	2,672
2006	15.211551	17.440215	14.65%	3,051
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.670414	30.193849	-7.58%	2,509
2014	30.599720	32.670414	6.77%	2,199
2013	22.685955	30.599720	34.88%	3,125
2012	19.540947	22.685955	16.09%	0
2011	21.820428	19.540947	-10.45%	205
2010	17.588597	21.820428	24.06%	0
2009	12.580856	17.588597	39.80%	1,932
2008	19.980747	12.580856	-37.04%	1,932
2007	20.083994	19.980747	-0.51%	1,932
2006	17.944309	20.083994	11.92%	2,195
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.813619	12.247367	-4.42%	4,802
2014	12.657454	12.813619	1.23%	5,065
2013	14.112464	12.657454	-10.31%	2,771
2012	13.410674	14.112464	5.23%	2,400
2011	12.245336	13.410674	9.52%	0
2010	11.886696	12.245336	3.02%	664
2009	11.005130	11.886696	8.01%	1,279
2008	11.411009	11.005130	-3.56%	0
2007	10.635425	11.411009	7.29%	0
2006	10.682311	10.635425	-0.44%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	23.017611	21.215282	-7.83%	0
2014	20.908928	23.017611	10.09%	0
2013	15.747635	20.908928	32.78%	0
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	0
2009	10.814518	12.481902	15.42%	0
2008	16.907376	10.814518	-36.04%	0
2007	17.329481	16.907376	-2.44%	0
2006	15.137022	17.329481	14.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.136312	21.350886	-3.55%	1,766
2014	19.432451	22.136312	13.91%	6,618
2013	15.264684	19.432451	27.30%	581
2012	13.402114	15.264684	13.90%	373
2011	13.791333	13.402114	-2.82%	609
2010	11.828022	13.791333	16.60%	1,260
2009	9.298292	11.828022	27.21%	0
2008	12.568812	9.298292	-26.02%	0
2007	13.145612	12.568812	-4.39%	0
2006	11.156580	13.145612	17.83%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.046145	11.678719	-3.05%	446
2014	11.944556	12.046145	0.85%	435
2013	10.108080	11.944556	18.17%	391
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.721023	-2.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.731757	14.292562	-2.98%	17,764
2014	14.747464	14.731757	-0.11%	18,756
2013	13.152347	14.747464	12.13%	6,215
2012	12.204946	13.152347	7.76%	4,733
2011	12.923966	12.204946	-5.56%	1,888
2010	12.014804	12.923966	7.57%	1,238
2009*	10.000000	12.014804	20.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.748940	-2.51%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.603502	11.553198	-8.33%	592
2014	12.176596	12.603502	3.51%	693
2013*	10.000000	12.176596	21.77%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.837883	10.353854	-4.47%	528
2014*	10.000000	10.837883	8.38%	306
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	32.251852	30.870456	-4.28%	0
2014	31.306695	32.251852	3.02%	0
2013	22.702082	31.306695	37.90%	0
2012	20.015618	22.702082	13.42%	0
2011	20.308990	20.015618	-1.44%	0
2010	16.469490	20.308990	23.31%	0
2009	13.441686	16.469490	22.53%	0
2008	19.854246	13.441686	-32.30%	0
2007	20.395311	19.854246	-2.65%	0
2006	18.189148	20.395311	12.13%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.368092	23.099606	-1.15%	6,044
2014	21.082293	23.368092	10.84%	6,804
2013	16.333683	21.082293	29.07%	7,448
2012	14.434186	16.333683	13.16%	8,238
2011	14.493289	14.434186	-0.41%	1,934
2010	12.911867	14.493289	12.25%	3,427
2009	10.452937	12.911867	23.52%	3,947
2008	17.017813	10.452937	-38.58%	0
2007	16.541374	17.017813	2.88%	0
2006	14.650249	16.541374	12.91%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	21.091894	20.109095	-4.66%	1,310
2014	19.960095	21.091894	5.67%	1,321
2013	16.856739	19.960095	18.41%	1,556
2012	15.618215	16.856739	7.93%	0
2011	14.655453	15.618215	6.57%	43
2010	12.998709	14.655453	12.75%	0
2009	10.851741	12.998709	19.78%	2,310
2008	15.756723	10.851741	-31.13%	2,470
2007	15.048908	15.756723	4.70%	2,626
2006	13.213518	15.048908	13.89%	2,749
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.783773	17.943753	-4.47%	0
2014	18.917165	18.783773	-0.71%	0
2013	13.023261	18.917165	45.26%	0
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
2010	10.235941	13.122763	28.20%	0
2009	8.305143	10.235941	23.25%	0
2008	13.619162	8.305143	-39.02%	0
2007	15.665831	13.619162	-13.06%	0
2006	15.441047	15.665831	1.46%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.879704	9.586053	-2.97%	1,309
2014	10.023973	9.879704	-1.44%	1,185
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.313850	14.041878	-8.31%	0
2014	15.837147	15.313850	-3.30%	0
2013	13.917604	15.837147	13.79%	0
2012	12.908055	13.917604	7.82%	0
2011	13.938823	12.908055	-7.39%	0
2010	12.585925	13.938823	10.75%	0
2009	11.338646	12.585925	11.00%	0
2008	16.450925	11.338646	-31.08%	0
2007	15.312158	16.450925	7.44%	0
2006	13.494105	15.312158	13.47%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	13.037433	12.720535	-2.43%	0
2014	12.852027	13.037433	1.44%	0
2013	13.016625	12.852027	-1.26%	0
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	0
2010	11.441913	12.141791	6.12%	0
2009	9.716829	11.441913	17.75%	0
2008	10.725195	9.716829	-9.40%	0
2007	10.410154	10.725195	3.03%	0
2006	10.221367	10.410154	1.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.437002	14.073210	-2.52%	2,205
2014	14.136329	14.437002	2.13%	3,797
2013	12.743149	14.136329	10.93%	4,949
2012	11.653935	12.743149	9.35%	6,298
2011	11.942285	11.653935	-2.41%	7,300
2010	10.827476	11.942285	10.30%	10,261
2009	8.913255	10.827476	21.48%	14,898
2008	12.154417	8.913255	-26.67%	0
2007	11.440257	12.154417	6.24%	0
2006	10.652543	11.440257	7.39%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.968878	14.602141	-2.45%	1,011
2014	14.603300	14.968878	2.50%	1,858
2013	12.886464	14.603300	13.32%	2,469
2012	11.629948	12.886464	10.80%	3,528
2011	12.015974	11.629948	-3.21%	3,917
2010	10.724355	12.015974	12.04%	5,505
2009	8.512922	10.724355	25.98%	7,993
2008	12.927048	8.512922	-34.15%	0
2007	11.996552	12.927048	7.76%	0
2006	10.958037	11.996552	9.48%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.620484	15.226975	-2.52%	5,864
2014	15.217470	15.620484	2.65%	3,911
2013	12.789803	15.217470	18.98%	719
2012	11.331155	12.789803	12.87%	712
2011	11.898578	11.331155	-4.77%	717
2010	10.476459	11.898578	13.57%	713
2009	8.149378	10.476459	28.56%	0
2008	13.450189	8.149378	-39.41%	0
2007	12.356992	13.450189	8.85%	0
2006	11.165376	12.356992	10.67%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.277112	12.641213	-22.34%	5,370
2014	19.040356	16.277112	-14.51%	9,581
2013	15.650026	19.040356	21.66%	139
2012	15.248274	15.650026	2.63%	3,148
2011	16.412262	15.248274	-7.09%	29
2010	14.054514	16.412262	16.78%	50
2009	9.718154	14.054514	44.62%	0
2008	21.750264	9.718154	-55.32%	0
2007	15.240404	21.750264	42.71%	139
2006	13.334901	15.240404	14.29%	245
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.733564	20.396102	-6.15%	18,399
2014	20.443580	21.733564	6.31%	17,689
2013	16.319340	20.443580	25.27%	18,833
2012	14.226743	16.319340	14.71%	15,519
2011	14.422051	14.226743	-1.35%	3,415
2010	12.805864	14.422051	12.62%	4,760
2009	10.060711	12.805864	27.29%	8,027
2008	17.952378	10.060711	-43.96%	7,216
2007	18.090595	17.952378	-0.76%	9,228
2006	15.391340	18.090595	17.54%	11,109
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.380750	24.495145	4.77%	15,650
2014	21.491087	23.380750	8.79%	2,772
2013	16.124534	21.491087	33.28%	4,990
2012	14.382815	16.124534	12.11%	4,692
2011	14.680492	14.382815	-2.03%	3,767
2010	12.093964	14.680492	21.39%	4,888
2009	9.643854	12.093964	25.41%	8,956
2008	18.676923	9.643854	-48.36%	2,449
2007	15.048226	18.676923	24.11%	3,129
2006	14.407585	15.048226	4.45%	3,464

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.247709	12.872430	-2.83%	0
2014	12.799039	13.247709	3.51%	0
2013	13.336017	12.799039	-4.03%	558
2012	12.886699	13.336017	3.49%	558
2011	12.284691	12.886699	4.90%	917
2010	11.655600	12.284691	5.40%	1,736
2009	10.300077	11.655600	13.16%	0
2008	10.887139	10.300077	-5.39%	0
2007	10.674560	10.887139	1.99%	0
2006	10.459156	10.674560	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	34.801933	33.550316	-3.60%	1,847
2014	33.492090	34.801933	3.91%	1,527
2013	25.152950	33.492090	33.15%	1,779
2012	22.404753	25.152950	12.27%	3,128
2011	25.644353	22.404753	-12.63%	5,094
2010	20.352237	25.644353	26.00%	6,397
2009	14.860226	20.352237	36.96%	10,030
2008	25.108879	14.860226	-40.82%	2,711
2007	22.216447	25.108879	13.02%	2,897
2006	20.167250	22.216447	10.16%	3,397
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.742119	20.997299	1.23%	688
2014	23.080486	20.742119	-10.13%	0
2013	18.093151	23.080486	27.56%	0
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
2010	17.122640	18.933315	10.57%	0
2009	13.842568	17.122640	23.70%	0
2008	25.206389	13.842568	-45.08%	0
2007	21.975993	25.206389	14.70%	0
2006	19.039399	21.975993	15.42%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	29.324137	27.820724	-5.13%	0
2014	28.092908	29.324137	4.38%	0
2013	22.019527	28.092908	27.58%	0
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	0
2010	16.021586	19.836895	23.81%	0
2009	10.403005	16.021586	54.01%	0
2008	21.792351	10.403005	-52.26%	0
2007	21.091888	21.792351	3.32%	0
2006	18.551354	21.091888	13.69%	1,042

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.075865	11.099003	-8.09%	443
2014	11.981099	12.075865	0.79%	417
2013	9.877544	11.981099	21.30%	398
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
2008*	10.000000	6.566886	-34.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.433032	13.146530	-8.91%	12,245
2014	14.077774	14.433032	2.52%	13,192
2013	12.607377	14.077774	11.66%	4,480
2012	11.420312	12.607377	10.39%	15,166
2011	11.381495	11.420312	0.34%	18,818
2010	10.307392	11.381495	10.42%	20,273
2009	7.756633	10.307392	32.88%	19,953
2008	11.252036	7.756633	-31.06%	12,726
2007	11.067139	11.252036	1.67%	13,058
2006*	10.000000	11.067139	10.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.737143	22.413766	-5.58%	0
2014	22.278240	23.737143	6.55%	0
2013	17.528600	22.278240	27.10%	0
2012	15.976137	17.528600	9.72%	0
2011	15.378887	15.976137	3.88%	0
2010	13.007255	15.378887	18.23%	0
2009	11.310939	13.007255	15.00%	2,195
2008	15.832786	11.310939	-28.56%	2,347
2007	16.603985	15.832786	-4.64%	2,494
2006	14.465009	16.603985	14.79%	2,612
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.559886	27.736252	-9.24%	0
2014	31.006643	30.559886	-1.44%	0
2013	23.223340	31.006643	33.52%	0
2012	20.017536	23.223340	16.01%	1,245
2011	21.223345	20.017536	-5.68%	0
2010	16.889459	21.223345	25.66%	0
2009	13.343704	16.889459	26.57%	0
2008	20.328398	13.343704	-34.36%	0
2007	21.251414	20.328398	-4.34%	0
2006	18.536218	21.251414	14.65%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.302213	7.328975	-21.21%	170
2014*	10.000000	9.302213	-6.98%	170

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.546087	18.827701	-8.36%	155
2014	23.591756	20.546087	-12.91%	155
2013	19.576195	23.591756	20.51%	0
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
2010	18.158811	19.291957	6.24%	0
2009	13.520894	18.158811	34.30%	2,050
2008	23.141396	13.520894	-41.57%	2,050
2007	20.454471	23.141396	13.14%	2,050
2006	17.185226	20.454471	19.02%	2,332
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.687708	9.085217	-6.22%	19,194
2014	9.707479	9.687708	-0.20%	19,794
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.114593	10.095561	-0.19%	3,200
2014	9.861505	10.114593	2.57%	2,836
2013*	10.000000	9.861505	-1.38%	2,889
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.941028	14.311170	2.66%	0
2014	13.151264	13.941028	6.01%	0
2013	9.599394	13.151264	37.00%	0
2012*	10.000000	9.599394	-4.01%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.738549	11.949361	-6.20%	1,575
2014	12.478245	12.738549	2.09%	1,636
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.695620	13.561506	-0.98%	0
2014	12.976990	13.695620	5.54%	0
2013	9.693522	12.976990	33.87%	0
2012*	10.000000	9.693522	-3.06%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.202990	13.655295	-10.18%	5,557
2014	16.375548	15.202990	-7.16%	5,397
2013	13.353591	16.375548	22.63%	3,702
2012	11.434104	13.353591	16.79%	1,567
2011	12.573051	11.434104	-9.06%	1,677
2010	11.805310	12.573051	6.50%	1,413
2009*	10.000000	11.805310	18.05%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.640813	10.665878	-8.38%	3,718
2014	11.656352	11.640813	-0.13%	10,689
2013	10.764030	11.656352	8.29%	24,991
2012*	10.000000	10.764030	7.64%	258
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.488862	12.454962	-7.66%	9,719
2014	12.760017	13.488862	5.71%	1,005
2013	10.020404	12.760017	27.34%	715
2012*	10.000000	10.020404	0.20%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.163913	21.809784	-1.60%	0
2014	20.894818	22.163913	6.07%	0
2013	17.796857	20.894818	17.41%	0
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
2010	15.219304	16.126109	5.96%	0
2009	12.366211	15.219304	23.07%	0
2008	15.033046	12.366211	-17.74%	0
2007	13.910453	15.033046	8.07%	0
2006	12.854723	13.910453	8.21%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.739634	-2.60%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.871410	30.574576	9.70%	2,661
2014	26.219945	27.871410	6.30%	2,887
2013	20.441302	26.219945	28.27%	2,945
2012	16.841270	20.441302	21.38%	2,219
2011	18.466169	16.841270	-8.80%	372
2010	17.696209	18.466169	4.35%	831
2009	12.366694	17.696209	43.10%	970
2008	22.660553	12.366694	-45.43%	0
2007	16.924911	22.660553	33.89%	0
2006	15.826592	16.924911	6.94%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.093946	14.453724	2.55%	2,941
2014	13.152135	14.093946	7.16%	353
2013	9.912337	13.152135	32.68%	276
2012*	10.000000	9.912337	-0.88%	4,734
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.758883	24.808265	-10.63%	78
2014	32.225426	27.758883	-13.86%	73
2013	28.773624	32.225426	12.00%	73
2012	25.942858	28.773624	10.91%	0
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
2009	18.196107	31.932648	75.49%	0
2008	38.869952	18.196107	-53.19%	0
2007	30.985466	38.869952	25.45%	0
2006	21.561672	30.985466	43.71%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.154931	7.172301	-21.66%	7,374
2014	9.796088	9.154931	-6.55%	805
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.771610	12.247576	-4.10%	4,899
2014	14.088176	12.771610	-9.35%	2,062
2013	10.179611	14.088176	38.40%	2,236
2012*	10.000000	10.179611	1.80%	142
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	26.157500	25.394899	-2.92%	3,818
2014	24.220258	26.157500	8.00%	1,425
2013	18.226412	24.220258	32.89%	1,127
2012	16.050085	18.226412	13.56%	5,741
2011	16.453716	16.050085	-2.45%	6,219
2010	15.096050	16.453716	8.99%	6,166
2009	12.579805	15.096050	20.00%	5,451
2008	19.086329	12.579805	-34.09%	0
2007	18.103254	19.086329	5.43%	0
2006	15.328391	18.103254	18.10%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.505331	15.113680	4.19%	8,346
2014	14.635577	14.505331	-0.89%	6,230
2013	11.700669	14.635577	25.08%	5,544
2012	10.299191	11.700669	13.61%	713
2011	10.699132	10.299191	-3.74%	574
2010*	10.000000	10.699132	6.99%	364
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.686323	-3.14%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.327400	14.853992	-9.02%	0
2014	17.011796	16.327400	-4.02%	0
2013	13.158540	17.011796	29.28%	0
2012	10.950060	13.158540	20.17%	2,176
2011	11.275788	10.950060	-2.89%	0
2010*	10.000000	11.275788	12.76%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.663188	20.286872	-6.35%	946
2014	19.571224	21.663188	10.69%	403
2013	15.166777	19.571224	29.04%	438
2012	13.523452	15.166777	12.15%	479
2011	13.732077	13.523452	-1.52%	0
2010	12.383510	13.732077	10.89%	0
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.803048	13.660106	-1.04%	24,512
2014	13.415262	13.803048	2.89%	22,775
2013	11.103511	13.415262	20.82%	22,400
2012	9.791710	11.103511	13.40%	20,777
2011	9.899139	9.791710	-1.09%	1,574
2010	9.017389	9.899139	9.78%	992
2009	7.455703	9.017389	20.95%	0
2008	10.833923	7.455703	-31.18%	0
2007	10.416519	10.833923	4.01%	0
2006*	10.000000	10.416519	4.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.077207	10.830583	-2.23%	676
2014	10.767219	11.077207	2.88%	567
2013	11.277224	10.767219	-4.52%	533
2012	10.963430	11.277224	2.86%	567
2011	10.580908	10.963430	3.62%	218
2010	10.186610	10.580908	3.87%	367
2009	9.268369	10.186610	9.91%	361
2008	10.493465	9.268369	-11.67%	0
2007	10.398680	10.493465	0.91%	0
2006*	10.000000	10.398680	3.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.599258	15.243379	4.41%	2,976
2014	14.628691	14.599258	-0.20%	2,991
2013	11.603661	14.628691	26.07%	2,659
2012	9.698831	11.603661	19.64%	5,187
2011	10.912299	9.698831	-11.12%	6,969
2010	10.004291	10.912299	9.08%	7,701
2009	7.209163	10.004291	38.77%	4,382
2008	11.988593	7.209163	-39.87%	4,314
2007	10.697846	11.988593	12.07%	0
2006*	10.000000	10.697846	6.98%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.960842	14.560960	4.30%	7,314
2014	13.182359	13.960842	5.91%	7,560
2013	10.378207	13.182359	27.02%	6,659
2012	9.020713	10.378207	15.05%	3,338
2011	9.657187	9.020713	-6.59%	2,132
2010	8.337279	9.657187	15.83%	3,400
2009	6.130054	8.337279	36.01%	465
2008	11.213159	6.130054	-45.33%	0
2007	10.226475	11.213159	9.65%	0
2006*	10.000000	10.226475	2.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.766017	12.646627	-0.94%	30,223
2014	11.817868	12.766017	8.02%	27,354
2013	9.069012	11.817868	30.31%	24,520
2012	7.905590	9.069012	14.72%	14,224
2011	8.251065	7.905590	-4.19%	992
2010	7.586684	8.251065	8.76%	1,058
2009	5.923551	7.586684	28.08%	3,898
2008	9.759595	5.923551	-39.31%	0
2007*	10.000000	9.759595	-2.40%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.247958	-7.52%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.998896	18.133402	-4.56%	862
2014	18.904494	18.998896	0.50%	614
2013	18.016127	18.904494	4.93%	0
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0
2010	14.223803	15.773083	10.89%	0
2009	9.941084	14.223803	43.08%	0
2008	14.086994	9.941084	-29.43%	0
2007	13.939108	14.086994	1.06%	0
2006	12.859225	13.939108	8.40%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.486289	21.516811	-8.39%	0
2014	22.001672	23.486289	6.75%	0
2013	16.593071	22.001672	32.60%	0
2012	14.328796	16.593071	15.80%	0
2011	15.003144	14.328796	-4.49%	0
2010	13.260872	15.003144	13.14%	0
2009	10.549343	13.260872	25.70%	0
2008	17.147089	10.549343	-38.48%	0
2007	17.967360	17.147089	-4.57%	0
2006	15.864498	17.967360	13.26%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.406551	10.825267	-5.10%	0
2014	11.286231	11.406551	1.07%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.075169	10.662448	-3.73%	0
2014	11.094952	11.075169	-0.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
2009	5.085011	7.622653	49.90%	0
2008*	10.000000	5.085011	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.444423	14.096301	-2.41%	2,979
2014	13.337464	14.444423	8.30%	868
2013	9.822647	13.337464	35.78%	950
2012	8.999172	9.822647	9.15%	1,025
2011	9.492455	8.999172	-5.20%	0
2010	7.839014	9.492455	21.09%	0
2009	6.093540	7.839014	28.64%	0
2008*	10.000000	6.093540	-39.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.247180	11.791701	-3.72%	3,047
2014	11.959338	12.247180	2.41%	8,397
2013	9.425192	11.959338	26.89%	8,397
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
2008*	10.000000	6.326955	-36.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.102530	11.734820	-3.04%	4,114
2014	11.840679	12.102530	2.21%	2,679
2013	10.537733	11.840679	12.36%	166
2012	9.682343	10.537733	8.83%	15,038
2011	10.014215	9.682343	-3.31%	13,125
2010	9.255380	10.014215	8.20%	13,125
2009	7.881950	9.255380	17.43%	0
2008*	10.000000	7.881950	-21.18%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0
2008*	10.000000	7.163165	-28.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.409824	11.099563	-2.72%	6,492
2014	11.266760	11.409824	1.27%	6,866
2013	10.956237	11.266760	2.83%	7,242
2012	10.400470	10.956237	5.34%	7,622
2011	10.464567	10.400470	-0.61%	0
2010	9.998153	10.464567	4.67%	0
2009	9.026837	9.998153	10.76%	0
2008*	10.000000	9.026837	-9.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.797643	10.127293	-6.21%	6,910
2014	10.774489	10.797643	0.21%	10,334
2013*	10.000000	10.774489	7.74%	2,600
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.802486	10.070135	-6.78%	5,382
2014	10.912370	10.802486	-1.01%	5,382
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.230698	11.858311	-3.04%	5,720
2014	11.934880	12.230698	2.48%	6,035
2013	10.337789	11.934880	15.45%	6,348
2012	9.387965	10.337789	10.12%	2,843
2011	9.807936	9.387965	-4.28%	1,001
2010	8.986208	9.807936	9.14%	1,100
2009	7.519299	8.986208	19.51%	0
2008*	10.000000	7.519299	-24.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.266942	11.840327	-3.48%	481
2014	11.971203	12.266942	2.47%	0
2013	9.829209	11.971203	21.79%	0
2012	8.753487	9.829209	12.29%	1,001
2011	9.369473	8.753487	-6.57%	1,197
2010	8.437446	9.369473	11.05%	1,329
2009	6.801819	8.437446	24.05%	0
2008*	10.000000	6.801819	-31.98%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.929841	11.566698	-3.04%	0
2014	11.695859	11.929841	2.00%	0
2013	10.728763	11.695859	9.01%	36
2012	9.948976	10.728763	7.84%	327
2011	10.179093	9.948976	-2.26%	8,881
2010	9.526187	10.179093	6.85%	9,872
2009	8.260152	9.526187	15.33%	0
2008*	10.000000	8.260152	-17.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.764565	11.427752	-2.86%	804
2014	11.468059	11.764565	2.59%	804
2013	11.956622	11.468059	-4.09%	835
2012	11.351786	11.956622	5.33%	835
2011	10.902664	11.351786	4.12%	936
2010	10.418934	10.902664	4.64%	249
2009	9.790412	10.418934	6.42%	0
2008*	10.000000	9.790412	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.748637	12.429038	-2.51%	745
2014	12.403324	12.748637	2.78%	745
2013	12.921209	12.403324	-4.01%	774
2012	12.309376	12.921209	4.97%	774
2011	11.843644	12.309376	3.93%	1,076
2010	11.178289	11.843644	5.95%	0
2009	9.796204	11.178289	14.11%	0
2008*	10.000000	9.796204	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.624140	23.497688	-17.91%	761
2014	30.983954	28.624140	-7.62%	757
2013	31.481297	30.983954	-1.58%	0
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
2009	19.938150	31.866684	59.83%	0
2008	48.362585	19.938150	-58.77%	0
2007	33.992546	48.362585	42.27%	0
2006	25.444107	33.992546	33.60%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.179045	11.922468	-2.11%	898
2014	11.884578	12.179045	2.48%	0
2013	12.639749	11.884578	-5.97%	0
2012	12.515767	12.639749	0.99%	0
2011	11.906618	12.515767	5.12%	369
2010	11.595134	11.906618	2.69%	361
2009	11.521982	11.595134	0.63%	0
2008	10.914519	11.521982	5.57%	0
2007	10.394371	10.914519	5.00%	0
2006	10.262991	10.394371	1.28%	488
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.523224	8.083699	-5.16%	883
2014	8.760237	8.523224	-2.71%	1,125
2013	7.603572	8.760237	15.21%	666
2012	6.733779	7.603572	12.92%	1,123
2011	7.634417	6.733779	-11.80%	578
2010	6.893687	7.634417	10.75%	564
2010	6.893687	7.634417	10.75%	564
2009	5.434017	6.893687	26.86%	0
2009	5.434017	6.893687	26.86%	0
2008*	10.000000	5.434017	-45.66%	0
2008*	10.000000	5.434017	-45.66%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.253278	8.942214	-3.36%	623
2014	10.064952	9.253278	-8.06%	623
2013	8.487033	10.064952	18.59%	0
2012	7.326348	8.487033	15.84%	0
2011	8.577857	7.326348	-14.59%	0
2010	8.149818	8.577857	5.25%	0
2009	6.466209	8.149818	26.04%	0
2008	11.594614	6.466209	-44.23%	0
2007	10.816951	11.594614	7.19%	0
2006*	10.000000	10.816951	8.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.863296	22.182352	-2.98%	853
2014	22.222051	22.863296	2.89%	898
2013	17.819897	22.222051	24.70%	951
2012	15.689283	17.819897	13.58%	1,080
2011	16.663996	15.689283	-5.85%	1,147
2010	14.833793	16.663996	12.34%	1,183
2009	11.899267	14.833793	24.66%	0
2008	19.226118	11.899267	-38.11%	0
2007	18.517327	19.226118	3.83%	0
2006	16.167042	18.517327	14.54%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.923255	14.599376	-2.17%	702
2014	14.560189	14.923255	2.49%	702
2013	13.098884	14.560189	11.16%	0
2012	12.219870	13.098884	7.19%	0
2011	12.359361	12.219870	-1.13%	0
2010	11.484351	12.359361	7.62%	653
2009*	10.000000	11.484351	14.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.262927	13.032072	-1.74%	2,246
2014	13.026816	13.262927	1.81%	1,542
2013	12.679994	13.026816	2.74%	1,599
2012	12.302669	12.679994	3.07%	1,940
2011	12.195709	12.302669	0.88%	1,911
2010	11.752039	12.195709	3.78%	2,165
2009	10.993182	11.752039	6.90%	0
2008	11.936474	10.993182	-7.90%	0
2007	11.559372	11.936474	3.26%	0
2006	11.109804	11.559372	4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.653171	10.101704	-5.18%	7,124
2014	10.610017	10.653171	0.41%	11,523
2013*	10.000000	10.610017	6.10%	2,640
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.665877	10.039139	-5.88%	5,458
2014	10.698083	10.665877	-0.30%	5,458
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.252744	17.827801	-2.33%	10,462
2014	17.707774	18.252744	3.08%	16,446
2013	15.492993	17.707774	14.30%	10,593
2012	14.267335	15.492993	8.59%	5,592
2011	14.563770	14.267335	-2.04%	5,497
2010	13.398560	14.563770	8.70%	5,669
2009	11.476005	13.398560	16.75%	5,919
2008	15.247123	11.476005	-24.73%	2,274
2007	14.726538	15.247123	3.54%	2,274
2006	13.494221	14.726538	9.13%	2,274

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.934264	20.365820	-2.72%	4,005
2014	20.352612	20.934264	2.86%	3,676
2013	16.970293	20.352612	19.93%	8,148
2012	15.222735	16.970293	11.48%	0
2011	15.870272	15.222735	-4.08%	0
2010	14.351968	15.870272	10.58%	2,347
2009	11.773104	14.351968	21.90%	2,347
2008	17.510466	11.773104	-32.77%	2,347
2007	16.834397	17.510466	4.02%	2,347
2006	14.996405	16.834397	12.26%	2,347
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.828312	15.506993	-2.03%	8,333
2014	15.420492	15.828312	2.64%	8,839
2013	14.240613	15.420492	8.29%	1,451
2012	13.450525	14.240613	5.87%	1,261
2011	13.447050	13.450525	0.03%	451
2010	12.644506	13.447050	6.35%	659
2009	11.262556	12.644506	12.27%	0
2008	13.527627	11.262556	-16.74%	0
2007	13.041070	13.527627	3.73%	0
2006	12.272756	13.041070	6.26%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.556640	22.144288	2.73%	586
2014	20.261702	21.556640	6.39%	586
2013	15.170352	20.261702	33.56%	586
2012	13.072444	15.170352	16.05%	4,735
2011	13.680001	13.072444	-4.44%	4,937
2010	12.863456	13.680001	6.35%	5,296
2009*	10.000000	12.863456	28.63%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.911861	9.495334	-4.20%	4,370
2014*	10.000000	9.911861	-0.88%	7,985
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	32.010520	30.575273	-4.48%	2,115
2014	29.851666	32.010520	7.23%	2,115
2013	22.894411	29.851666	30.39%	1,655
2012	19.887711	22.894411	15.12%	0
2011	20.822591	19.887711	-4.49%	33
2010	16.835846	20.822591	23.68%	0
2009	12.562143	16.835846	34.02%	0
2008	20.175812	12.562143	-37.74%	0
2007	19.142699	20.175812	5.40%	0
2006	17.774527	19.142699	7.70%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.148971	8.965995	-2.00%	1,071
2014	9.335684	9.148971	-2.00%	5,801
2013	9.526205	9.335684	-2.00%	47,578
2012	9.721147	9.526205	-2.01%	29,103
2011	9.918980	9.721147	-1.99%	4,436
2010	10.121394	9.918980	-2.00%	7,032
2009	10.323619	10.121394	-1.96%	0
2008	10.322317	10.323619	0.01%	0
2007	10.052363	10.322317	2.69%	1,678
2006	9.812418	10.052363	2.45%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.394015	13.698399	-4.83%	3,308
2014	14.138664	14.394015	1.81%	3,730
2013	14.591290	14.138664	-3.10%	2,891
2012	13.264856	14.591290	10.00%	715
2011	12.823431	13.264856	3.44%	1,149
2010	11.832311	12.823431	8.38%	340
2009	9.707104	11.832311	21.89%	0
2008	11.976073	9.707104	-18.95%	0
2007	11.681535	11.976073	2.52%	0
2006	11.369198	11.681535	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.338679	10.065558	-2.64%	0
2014	10.694285	10.338679	-3.33%	0
2013	9.012807	10.694285	18.66%	0
2012	7.961507	9.012807	13.20%	0
2011	8.988754	7.961507	-11.43%	0
2010	8.059411	8.988754	11.53%	0
2009	6.042180	8.059411	33.39%	0
2008*	10.000000	6.042180	-39.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.540720	13.488072	-7.24%	303
2014	16.427257	14.540720	-11.48%	381
2013	13.847529	16.427257	18.63%	0
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
2009	11.189232	14.201140	26.92%	0
2008	21.333940	11.189232	-47.55%	0
2007	21.197648	21.333940	0.64%	0
2006	17.670393	21.197648	19.96%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.802351	13.949614	1.07%	1,021
2014	12.786410	13.802351	7.95%	1,060
2013	9.706761	12.786410	31.73%	0
2012	8.528738	9.706761	13.81%	0
2011	8.993135	8.528738	-5.16%	0
2010	7.954801	8.993135	13.05%	0
2009	6.275218	7.954801	26.77%	0
2008*	10.000000	6.275218	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.101821	12.398508	-5.37%	1,191
2014	12.127009	13.101821	8.04%	1,390
2013	9.164345	12.127009	32.33%	0
2012	7.952786	9.164345	15.23%	0
2011	8.641256	7.952786	-7.97%	0
2010	7.820676	8.641256	10.49%	0
2009	6.263383	7.820676	24.86%	2,999
2008*	10.000000	6.263383	-37.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.828628	13.505177	-2.34%	6,030
2014	13.604811	13.828628	1.65%	1,840
2013	10.015678	13.604811	35.84%	1,840
2012	8.915007	10.015678	12.35%	1,840
2011	9.520352	8.915007	-6.36%	0
2010	7.681338	9.520352	23.94%	0
2009	6.185976	7.681338	24.17%	0
2008*	10.000000	6.185976	-38.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.633495	15.830408	-4.83%	8,846
2014	14.504287	16.633495	14.68%	5,902
2013	10.908304	14.504287	32.97%	6,878
2012	9.567551	10.908304	14.01%	4,176
2011	9.994435	9.567551	-4.27%	5,134
2010	8.524647	9.994435	17.24%	7,215
2009	6.667167	8.524647	27.86%	13,886
2008*	10.000000	6.667167	-33.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.229578	20.915136	-1.48%	1,363
2014	21.126635	21.229578	0.49%	0
2013	14.975638	21.126635	41.07%	0
2012	13.512761	14.975638	10.83%	0
2011	13.907761	13.512761	-2.84%	0
2010	11.343579	13.907761	22.60%	0
2009	9.100871	11.343579	24.64%	0
2008	17.370806	9.100871	-47.61%	0
2007	16.189221	17.370806	7.30%	0
2006	16.039936	16.189221	0.93%	207

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.931117	29.324303	-8.16%	856
2014	30.518150	31.931117	4.63%	608
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	0
2010	16.425105	20.358457	23.95%	0
2009	13.316646	16.425105	23.34%	0
2008	20.072381	13.316646	-33.66%	0
2007	22.080654	20.072381	-9.10%	0
2006	19.240517	22.080654	14.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	0
2010	16.239254	19.890197	22.48%	233
2009	12.326649	16.239254	31.74%	0
2008	20.404982	12.326649	-39.59%	0
2007	20.436580	20.404982	-0.15%	0
2006	18.659637	20.436580	9.52%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.844943	20.563230	-1.35%	246
2014	19.022554	20.844943	9.58%	246
2013	14.841038	19.022554	28.18%	0
2012	13.302572	14.841038	11.57%	0
2011	13.522357	13.302572	-1.63%	0
2010	12.186641	13.522357	10.96%	356
2009	9.904190	12.186641	23.05%	0
2008	17.309446	9.904190	-42.78%	0
2007	16.372298	17.309446	5.72%	0
2006	14.731332	16.372298	11.14%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.515974	12.495876	-7.55%	5,620
2014	10.723935	13.515974	26.04%	2,760
2013	10.655105	10.723935	0.65%	1,831
2012	9.407227	10.655105	13.27%	1,735
2011	9.043639	9.407227	4.02%	183
2010	7.108237	9.043639	27.23%	79
2009	5.557552	7.108237	27.90%	0
2008*	10.000000	5.557552	-44.42%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.902687	12.763859	-1.08%	28,826
2014	11.643359	12.902687	10.82%	24,147
2013*	10.000000	11.643359	16.43%	6,885

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.057519	9.822736	-2.33%	1,754
2014	10.212335	10.057519	-1.52%	839
2013	10.409778	10.212335	-1.90%	790
2012	10.261206	10.409778	1.45%	0
2011	10.335882	10.261206	-0.72%	0
2010	10.297627	10.335882	0.37%	0
2009	9.810294	10.297627	4.97%	0
2008*	10.000000	9.810294	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.817895	11.948255	-6.78%	1,258
2014	12.510103	12.817895	2.46%	2,128
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.278380	13.446598	-5.83%	620
2014	15.862133	14.278380	-9.98%	1,282
2013	13.477526	15.862133	17.69%	179
2012	11.502750	13.477526	17.17%	174
2011	13.402685	11.502750	-14.18%	157
2010	12.859919	13.402685	4.22%	463
2009*	10.000000	12.859919	28.60%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	28.105584	27.817429	-1.03%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.821506	9.642762	-1.82%	0
2014	9.961196	9.821506	-1.40%	0
2013	10.102178	9.961196	-1.40%	0
2012	9.855025	10.102178	2.51%	0
2011	10.026637	9.855025	-1.71%	0
2010	9.717674	10.026637	3.18%	0
2009	8.749863	9.717674	11.06%	0
2008	10.313447	8.749863	-15.16%	0
2007	10.045719	10.313447	2.67%	0
2006	9.836823	10.045719	2.12%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	23.130116	22.562414	-2.45%	0
2014	21.382253	23.130116	8.17%	0
2013	15.856000	21.382253	34.85%	0
2012	14.579585	15.856000	8.75%	0
2011	15.349366	14.579585	-5.02%	0
2010	12.748631	15.349366	20.40%	0
2009	9.898182	12.748631	28.80%	0
2008	16.679488	9.898182	-40.66%	0
2007	15.817494	16.679488	5.45%	0
2006	14.194362	15.817494	11.44%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.745239	10.028069	-6.67%	0
2014	10.677294	10.745239	0.64%	230
2013	10.138231	10.677294	5.32%	20
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.491948	10.205820	-11.19%	0
2014	11.623735	11.491948	-1.13%	0
2013	10.256891	11.623735	13.33%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.324511	10.357486	-8.54%	0
2014	11.273962	11.324511	0.45%	0
2013	10.274529	11.273962	9.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	28.104084	28.553403	1.60%	2,012
2014	28.099930	28.104084	0.01%	691
2013	22.578856	28.099930	24.45%	0
2012	19.049612	22.578856	18.53%	2,121
2011	21.249728	19.049612	-10.35%	2,270
2010	18.740224	21.249728	13.39%	2,417
2009	13.722341	18.740224	36.57%	2,563
2008	23.467650	13.722341	-41.53%	2,563
2007	22.576320	23.467650	3.95%	2,563
2006	19.627656	22.576320	15.02%	2,563
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.943225	9.501524	-4.44%	1,024
2014	9.899508	9.943225	0.44%	1,623
2013	10.138757	9.899508	-2.36%	1,719
2012*	10.000000	10.138757	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.991116	9.084958	1.04%	624
2014*	10.000000	8.991116	-10.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	22.131050	22.362245	1.04%	1,212
2014	20.455224	22.131050	8.19%	528
2013	15.879991	20.455224	28.81%	0
2012	13.896643	15.879991	14.27%	0
2011	14.224403	13.896643	-2.30%	0
2010	12.531309	14.224403	13.51%	0
2009	9.990364	12.531309	25.43%	2,081
2008	16.610661	9.990364	-39.86%	2,081
2007	16.275822	16.610661	2.06%	2,081
2006	14.471295	16.275822	12.47%	2,376

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.545511	30.871193	-7.97%	247
2014	30.657127	33.545511	9.42%	37
2013	22.245507	30.657127	37.81%	37
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	0
2010	16.721060	20.165129	20.60%	0
2009	12.464953	16.721060	34.14%	0
2008	20.517229	12.464953	-39.25%	0
2007	21.233889	20.517229	-3.38%	0
2006	18.896219	21.233889	12.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.212802	9.088907	-11.00%	21,316
2014	10.374051	10.212802	-1.55%	22,085
2013	10.574216	10.374051	-1.89%	23,196
2012*	10.000000	10.574216	5.74%	19,057
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.436285	10.403369	-9.03%	729
2014	11.634658	11.436285	-1.71%	815
2013	12.706539	11.634658	-8.44%	1,084
2012	12.321835	12.706539	3.12%	997
2011	11.596615	12.321835	6.25%	1,089
2010	10.819270	11.596615	7.18%	305
2009*	10.000000	10.819270	8.19%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.125344	10.925600	-1.80%	3,429
2014	11.268074	11.125344	-1.27%	4,371
2013	11.524803	11.268074	-2.23%	2,478
2012	11.121145	11.524803	3.63%	431
2011	11.234258	11.121145	-1.01%	248
2010	10.898362	11.234258	3.08%	312
2009*	10.000000	10.898362	8.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.469358	10.294407	-1.67%	16,054
2014	10.255615	10.469358	2.08%	17,029
2013	10.684266	10.255615	-4.01%	26,869
2012	9.956927	10.684266	7.30%	29,696
2011*	10.000000	9.956927	-0.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.418842	17.597838	-9.38%	0
2014	17.894538	19.418842	8.52%	0
2013	13.458053	17.894538	32.97%	0
2012	11.527315	13.458053	16.75%	0
2011	12.334614	11.527315	-6.54%	0
2010	11.004024	12.334614	12.09%	0
2009	8.649897	11.004024	27.22%	0
2008	14.398624	8.649897	-39.93%	0
2007	15.638555	14.398624	-7.93%	0
2006	13.766406	15.638555	13.60%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.953604	16.637774	-1.86%	0
2014	18.557446	16.953604	-8.64%	0
2013	14.785545	18.557446	25.51%	0
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
2009	11.543111	14.098806	22.14%	0
2008	21.015991	11.543111	-45.07%	0
2007	19.791330	21.015991	6.19%	0
2006	15.811219	19.791330	25.17%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.337342	19.632198	-7.99%	0
2014	19.843776	21.337342	7.53%	0
2013	14.088299	19.843776	40.85%	0
2012	12.585755	14.088299	11.94%	0
2011	15.632445	12.585755	-19.49%	0
2010	13.204845	15.632445	18.38%	0
2009	8.221179	13.204845	60.62%	0
2008	13.323065	8.221179	-38.29%	0
2007	12.885158	13.323065	3.40%	0
2006	12.469622	12.885158	3.33%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.648118	30.474032	10.22%	13,259
2014	21.499141	27.648118	28.60%	7,940
2013	14.575218	21.499141	47.50%	6,786
2012	11.353689	14.575218	28.37%	3,446
2011	10.494926	11.353689	8.18%	130
2010*	10.000000	10.494926	4.95%	72

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.253926	11.908896	-2.82%	0
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	0
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	0
2010	10.307072	10.793736	4.72%	0
2009	9.615416	10.307072	7.19%	0
2008	10.957326	9.615416	-12.25%	0
2007	10.627583	10.957326	3.10%	0
2006	10.471001	10.627583	1.50%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.949877	20.289521	-3.15%	0
2014	20.776917	20.949877	0.83%	0
2013	23.235634	20.776917	-10.58%	0
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	0
2009	14.002597	17.854970	27.51%	0
2008	16.805998	14.002597	-16.68%	0
2007	16.120023	16.805998	4.26%	0
2006	14.844367	16.120023	8.59%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.186750	-18.13%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.196559	5.331350	-34.96%	5,792
2014	10.370399	8.196559	-20.96%	5,335
2013	9.594282	10.370399	8.09%	2,793
2012*	10.000000	9.594282	-4.06%	3,597
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.216260	21.144273	-4.83%	10,459
2014	23.103587	22.216260	-3.84%	7,276
2013	15.692372	23.103587	47.23%	1,198
2012	14.844951	15.692372	5.71%	1,149
2011	15.877167	14.844951	-6.50%	1,171
2010	12.779480	15.877167	24.24%	0
2009	8.542947	12.779480	49.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.772677	22.624076	-0.65%	0
2014	21.272938	22.772677	7.05%	0
2013	16.136046	21.272938	31.83%	0
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
2010	12.240195	13.523943	10.49%	0
2009	10.383470	12.240195	17.88%	0
2008	17.875638	10.383470	-41.91%	0
2007	17.405833	17.875638	2.70%	0
2006	15.189296	17.405833	14.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.473030	29.996103	-7.63%	0
2014	30.430364	32.473030	6.71%	0
2013	22.571903	30.430364	34.82%	0
2012	19.452648	22.571903	16.04%	0
2011	21.732897	19.452648	-10.49%	0
2010	17.526978	21.732897	24.00%	0
2009	12.543189	17.526978	39.73%	0
2008	19.931126	12.543189	-37.07%	0
2007	20.044400	19.931126	-0.57%	0
2006	17.918036	20.044400	11.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.735401	12.166396	-4.47%	0
2014	12.586613	12.735401	1.18%	0
2013	14.040648	12.586613	-10.36%	0
2012	13.349261	14.040648	5.18%	0
2011	12.195460	13.349261	9.46%	0
2010	11.844314	12.195460	2.96%	0
2009	10.971485	11.844314	7.96%	0
2008	11.381929	10.971485	-3.61%	0
2007	10.613767	11.381929	7.24%	0
2006	10.665985	10.613767	-0.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.878508	21.076313	-7.88%	0
2014	20.793178	22.878508	10.03%	0
2013	15.668438	20.793178	32.71%	0
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
2010	12.438155	13.872054	11.53%	0
2009	10.782118	12.438155	15.36%	0
2008	16.865337	10.782118	-36.07%	0
2007	17.295269	16.865337	-2.49%	0
2006	15.114823	17.295269	14.43%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	22.027389	21.234991	-3.60%	0
2014	19.346705	22.027389	13.86%	0
2013	15.205078	19.346705	27.24%	0
2012	13.356612	15.205078	13.84%	0
2011	13.751509	13.356612	-2.87%	0
2010	11.799886	13.751509	16.54%	0
2009	9.280914	11.799886	27.14%	0
2008	12.551742	9.280914	-26.06%	0
2007	13.134493	12.551742	-4.44%	0
2006	11.152811	13.134493	17.77%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.032856	11.659883	-3.10%	0
2014	11.937478	12.032856	0.80%	0
2013	10.107251	11.937478	18.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.717709	-2.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.745609	-2.54%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	32.057013	30.668313	-4.33%	0
2014	31.133452	32.057013	2.97%	0
2013	22.587974	31.133452	37.83%	0
2012	19.925196	22.587974	13.36%	0
2011	20.227547	19.925196	-1.49%	0
2010	16.411804	20.227547	23.25%	0
2009	13.401442	16.411804	22.46%	0
2008	19.804932	13.401442	-32.33%	0
2007	20.355099	19.804932	-2.70%	0
2006	18.162532	20.355099	12.07%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.226905	22.948312	-1.20%	0
2014	20.965619	23.226905	10.79%	0
2013	16.251584	20.965619	29.01%	0
2012	14.368974	16.251584	13.10%	0
2011	14.435165	14.368974	-0.46%	0
2010	12.866647	14.435165	12.19%	0
2009	10.421639	12.866647	23.46%	0
2008	16.975537	10.421639	-38.61%	0
2007	16.508747	16.975537	2.83%	0
2006	14.628794	16.508747	12.85%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.964517	19.977456	-4.71%	0
2014	19.849688	20.964517	5.62%	0
2013	16.772047	19.849688	18.35%	0
2012	15.547700	16.772047	7.87%	0
2011	14.596711	15.547700	6.52%	0
2010	12.953195	14.596711	12.69%	0
2009	10.819266	12.953195	19.72%	0
2008	15.717602	10.819266	-31.16%	0
2007	15.019248	15.717602	4.65%	0
2006	13.194185	15.019248	13.83%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.670247	17.826206	-4.52%	0
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	0
2008	13.585320	8.280264	-39.05%	0
2007	15.634927	13.585320	-13.11%	0
2006	15.418441	15.634927	1.40%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.871289	9.572984	-3.02%	0
2014	10.020537	9.871289	-1.49%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.221319	13.949918	-8.35%	0
2014	15.749482	15.221319	-3.35%	0
2013	13.847624	15.749482	13.73%	0
2012	12.849719	13.847624	7.77%	0
2011	13.882899	12.849719	-7.44%	0
2010	12.541829	13.882899	10.69%	0
2009	11.304681	12.541829	10.94%	0
2008	16.410037	11.304681	-31.11%	0
2007	15.281941	16.410037	7.38%	0
2006	13.474333	15.281941	13.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.958643	12.637213	-2.48%	0
2014	12.780869	12.958643	1.39%	0
2013	12.951170	12.780869	-1.31%	0
2012	12.081621	12.951170	7.20%	0
2011	12.093088	12.081621	-0.09%	0
2010	11.401817	12.093088	6.06%	0
2009	9.687723	11.401817	17.69%	0
2008	10.698526	9.687723	-9.45%	0
2007	10.389604	10.698526	2.97%	0
2006	10.206382	10.389604	1.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.365999	13.996849	-2.57%	0
2014	14.073984	14.365999	2.07%	0
2013	12.693424	14.073984	10.88%	0
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	0
2008	12.137905	8.896602	-26.70%	0
2007	11.430576	12.137905	6.19%	0
2006	10.648948	11.430576	7.34%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.895181	14.522838	-2.50%	0
2014	14.538820	14.895181	2.45%	0
2013	12.836107	14.538820	13.27%	0
2012	11.590432	12.836107	10.75%	0
2011	11.981254	11.590432	-3.26%	0
2010	10.698813	11.981254	11.99%	0
2009	8.496988	10.698813	25.91%	0
2008	12.909459	8.496988	-34.18%	0
2007	11.986381	12.909459	7.70%	0
2006	10.954327	11.986381	9.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.543617	15.144318	-2.57%	0
2014	15.150319	15.543617	2.60%	0
2013	12.739850	15.150319	18.92%	0
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0
2008	13.431918	8.134146	-39.44%	0
2007	12.346527	13.431918	8.79%	0
2006	11.161593	12.346527	10.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.196986	12.572555	-22.38%	0
2014	18.956324	16.196986	-14.56%	0
2013	15.588906	18.956324	21.60%	0
2012	15.196504	15.588906	2.58%	0
2011	16.364877	15.196504	-7.14%	0
2010	14.021066	16.364877	16.72%	0
2009	9.699975	14.021066	44.55%	0
2008	21.720703	9.699975	-55.34%	0
2007	15.227511	21.720703	42.64%	0
2006	13.330408	15.227511	14.23%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.602273	20.262544	-6.20%	0
2014	20.330445	21.602273	6.26%	0
2013	16.237313	20.330445	25.21%	0
2012	14.162482	16.237313	14.65%	0
2011	14.364228	14.162482	-1.40%	0
2010	12.761021	14.364228	12.56%	0
2009	10.030605	12.761021	27.22%	0
2008	17.907811	10.030605	-43.99%	0
2007	18.054937	17.907811	-0.81%	0
2006	15.368821	18.054937	17.48%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.239538	24.334775	4.71%	0
2014	21.372184	23.239538	8.74%	0
2013	16.043496	21.372184	33.21%	0
2012	14.317850	16.043496	12.05%	0
2011	14.621627	14.317850	-2.08%	0
2010	12.051597	14.621627	21.33%	0
2009	9.614980	12.051597	25.34%	0
2008	18.630533	9.614980	-48.39%	0
2007	15.018540	18.630533	24.05%	0
2006	14.386490	15.018540	4.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.167636	12.788094	-2.88%	0
2014	12.728167	13.167636	3.45%	0
2013	13.268945	12.728167	-4.08%	0
2012	12.828449	13.268945	3.43%	0
2011	12.235391	12.828449	4.85%	0
2010	11.614755	12.235391	5.34%	0
2009	10.269217	11.614755	13.10%	0
2008	10.860076	10.269217	-5.44%	0
2007	10.653482	10.860076	1.94%	0
2006	10.443820	10.653482	2.01%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	34.591680	33.330604	-3.65%	0
2014	33.306743	34.591680	3.86%	0
2013	25.026513	33.306743	33.09%	0
2012	22.303535	25.026513	12.21%	0
2011	25.541510	22.303535	-12.68%	0
2010	20.280943	25.541510	25.94%	0
2009	14.815738	20.280943	36.89%	0
2008	25.046511	14.815738	-40.85%	0
2007	22.172632	25.046511	12.96%	0
2006	20.137717	22.172632	10.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.616729	20.859713	1.18%	0
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	0
2008	25.143740	13.801097	-45.11%	0
2007	21.932626	25.143740	14.64%	0
2006	19.011494	21.932626	15.37%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	29.146923	27.638477	-5.18%	0
2014	27.937400	29.146923	4.33%	0
2013	21.908811	27.937400	27.52%	0
2012	17.603902	21.908811	24.45%	0
2011	19.757329	17.603902	-10.90%	0
2010	15.965456	19.757329	23.75%	0
2009	10.371849	15.965456	53.93%	0
2008	21.738230	10.371849	-52.29%	0
2007	21.050300	21.738230	3.27%	0
2006	18.524206	21.050300	13.64%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
2009	7.746080	10.288120	32.82%	0
2008	11.242463	7.746080	-31.10%	0
2007	11.063397	11.242463	1.62%	0
2006*	10.000000	11.063397	10.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.593773	22.267008	-5.62%	0
2014	22.154981	23.593773	6.49%	0
2013	17.440515	22.154981	27.03%	0
2012	15.903977	17.440515	9.66%	0
2011	15.317214	15.903977	3.83%	0
2010	12.961698	15.317214	18.17%	0
2009	11.277073	12.961698	14.94%	0
2008	15.793448	11.277073	-28.60%	0
2007	16.571233	15.793448	-4.69%	0
2006	14.443825	16.571233	14.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.375229	27.554585	-9.29%	0
2014	30.835021	30.375229	-1.49%	0
2013	23.106579	30.835021	33.45%	0
2012	19.927081	23.106579	15.96%	0
2011	21.138214	19.927081	-5.73%	0
2010	16.830295	21.138214	25.60%	0
2009	13.303765	16.830295	26.51%	0
2008	20.277923	13.303765	-34.39%	0
2007	21.209528	20.277923	-4.39%	0
2006	18.509091	21.209528	14.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.421896	18.704336	-8.41%	0
2014	23.461147	20.421896	-12.95%	0
2013	19.477749	23.461147	20.45%	0
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	0
2008	23.083871	13.480387	-41.60%	0
2007	20.414100	23.083871	13.08%	0
2006	17.160035	20.414100	18.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.679459	9.072841	-6.27%	0
2014	9.704165	9.679459	-0.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.921999	14.284339	2.60%	0
2014	13.140017	13.921999	5.95%	0
2013	9.596074	13.140017	36.93%	0
2012*	10.000000	9.596074	-4.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.676915	13.536068	-1.03%	0
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.159096	13.608931	-10.23%	0
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.624989	10.645941	-8.42%	0
2014	11.646447	11.624989	-0.18%	0
2013	10.760372	11.646447	8.23%	0
2012*	10.000000	10.760372	7.60%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.470510	12.431672	-7.71%	0
2014	12.749157	13.470510	5.66%	0
2013	10.016988	12.749157	27.28%	0
2012*	10.000000	10.016988	0.17%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	22.029966	21.666925	-1.65%	0
2014	20.779140	22.029966	6.02%	0
2013	17.707353	20.779140	17.35%	0
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	0
2007	13.883000	14.995676	8.01%	0
2006	12.835888	13.883000	8.16%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.736301	-2.64%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.703016	30.374348	9.64%	0
2014	26.074827	27.703016	6.24%	0
2013	20.338543	26.074827	28.20%	0
2012	16.765168	20.338543	21.31%	0
2011	18.392106	16.765168	-8.85%	0
2010	17.634224	18.392106	4.30%	0
2009	12.329659	17.634224	43.02%	0
2008	22.604261	12.329659	-45.45%	0
2007	16.891524	22.604261	33.82%	0
2006	15.803415	16.891524	6.89%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.074718	14.426641	2.50%	0
2014	13.140911	14.074718	7.11%	0
2013	9.908916	13.140911	32.62%	0
2012*	10.000000	9.908916	-0.91%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.591124	24.645731	-10.68%	0
2014	32.047066	27.591124	-13.90%	0
2013	28.628967	32.047066	11.94%	0
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
2007	30.924379	38.773429	25.38%	0
2006	21.530106	30.924379	43.63%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.754237	12.224668	-4.15%	0
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	0
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.999421	25.228559	-2.96%	0
2014	24.086185	25.999421	7.94%	0
2013	18.134765	24.086185	32.82%	0
2012	15.977548	18.134765	13.50%	0
2011	16.387708	15.977548	-2.50%	0
2010	15.043167	16.387708	8.94%	0
2009	12.542134	15.043167	19.94%	0
2008	19.038918	12.542134	-34.12%	0
2007	18.067550	19.038918	5.38%	0
2006	15.305948	18.067550	18.04%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.682538	-3.17%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.600674	20.218003	-6.40%	0
2014	19.524697	21.600674	10.63%	0
2013	15.138435	19.524697	28.97%	0
2012	13.505087	15.138435	12.09%	0
2011	13.720413	13.505087	-1.57%	0
2010	12.379296	13.720413	10.83%	0
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
2008	10.824700	7.445547	-31.22%	0
2007	10.412999	10.824700	3.95%	0
2006*	10.000000	10.412999	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
2007	10.395160	10.484532	0.86%	0
2006*	10.000000	10.395160	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0
2007	10.694225	11.978384	12.01%	0
2006*	10.000000	10.694225	6.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
2007	10.223017	11.203628	9.59%	0
2006*	10.000000	10.223017	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.245744	-7.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.884071	18.014610	-4.60%	0
2014	18.799828	18.884071	0.45%	0
2013	17.925524	18.799828	4.88%	0
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0
2010	14.173966	15.709798	10.84%	0
2009	9.911311	14.173966	43.01%	0
2008	14.051996	9.911311	-29.47%	0
2007	13.911607	14.051996	1.01%	0
2006	12.840388	13.911607	8.34%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.344310	21.375828	-8.43%	0
2014	21.879839	23.344310	6.69%	0
2013	16.509610	21.879839	32.53%	0
2012	14.264017	16.509610	15.74%	0
2011	14.942924	14.264017	-4.54%	0
2010	13.214377	14.942924	13.08%	0
2009	10.517723	13.214377	25.64%	0
2008	17.104463	10.517723	-38.51%	0
2007	17.931895	17.104463	-4.61%	0
2006	15.841252	17.931895	13.20%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.396837	10.810523	-5.14%	0
2014	11.282383	11.396837	1.01%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.065737	10.647934	-3.78%	0
2014	11.091163	11.065737	-0.23%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	0
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.395374	14.041263	-2.46%	0
2014	13.298953	14.395374	8.24%	0
2013	9.799276	13.298953	35.71%	0
2012	8.982352	9.799276	9.09%	0
2011	9.479541	8.982352	-5.24%	0
2010	7.832337	9.479541	21.03%	0
2009	6.091458	7.832337	28.58%	0
2008*	10.000000	6.091458	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.189216	11.812058	-3.09%	0
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.724577	11.383100	-2.91%	0
2014	11.434934	11.724577	2.53%	0
2013	11.928175	11.434934	-4.14%	0
2012	11.330575	11.928175	5.27%	0
2011	10.887822	11.330575	4.07%	0
2010	10.410060	10.887822	4.59%	0
2009	9.787083	10.410060	6.37%	0
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.451231	23.343809	-17.95%	0
2014	30.812509	28.451231	-7.66%	0
2013	31.323080	30.812509	-1.63%	0
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	0
2008	48.242573	19.878478	-58.79%	0
2007	33.925580	48.242573	42.20%	0
2006	25.406901	33.925580	33.53%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.105446	11.844376	-2.16%	0
2014	11.818782	12.105446	2.43%	0
2013	12.576205	11.818782	-6.02%	0
2012	12.459214	12.576205	0.94%	0
2011	11.858848	12.459214	5.06%	0
2010	11.554510	11.858848	2.63%	0
2009	11.487475	11.554510	0.58%	0
2008	10.887396	11.487475	5.51%	0
2007	10.373859	10.887396	4.95%	0
2006	10.247946	10.373859	1.23%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.494287	8.052141	-5.21%	0
2014	8.734954	8.494287	-2.76%	0
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	0
2010	6.887836	7.624047	10.69%	0
2009	5.432161	6.887836	26.80%	0
2008*	10.000000	5.432161	-45.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.725148	22.037069	-3.03%	0
2014	22.099056	22.725148	2.83%	0
2013	17.730313	22.099056	24.64%	0
2012	15.618402	17.730313	13.52%	0
2011	16.597157	15.618402	-5.90%	0
2010	14.781833	16.597157	12.28%	0
2009	11.863639	14.781833	24.60%	0
2008	19.178354	11.863639	-38.14%	0
2007	18.480800	19.178354	3.77%	0
2006	16.143361	18.480800	14.48%	907

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.182805	12.946736	-1.79%	0
2014	12.954716	13.182805	1.76%	0
2013	12.616255	12.954716	2.68%	0
2012	12.247086	12.616255	3.01%	0
2011	12.146789	12.247086	0.83%	0
2010	11.710874	12.146789	3.72%	0
2009	10.960275	11.710874	6.85%	0
2008	11.906822	10.960275	-7.95%	0
2007	11.536569	11.906822	3.21%	0
2006	11.093530	11.536569	3.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.142508	17.711094	-2.38%	0
2014	17.609812	18.142508	3.02%	0
2013	15.415135	17.609812	14.24%	0
2012	14.202895	15.415135	8.54%	0
2011	14.505369	14.202895	-2.09%	0
2010	13.351629	14.505369	8.64%	0
2009	11.441639	13.351629	16.69%	0
2008	15.209225	11.441639	-24.77%	0
2007	14.697465	15.209225	3.48%	0
2006	13.474435	14.697465	9.08%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.807751	20.232410	-2.77%	0
2014	20.239948	20.807751	2.81%	0
2013	16.884961	20.239948	19.87%	0
2012	15.153935	16.884961	11.42%	0
2011	15.806595	15.153935	-4.13%	0
2010	14.301683	15.806595	10.52%	0
2009	11.737844	14.301683	21.84%	0
2008	17.466945	11.737844	-32.80%	0
2007	16.801179	17.466945	3.96%	0
2006	14.974431	16.801179	12.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.732684	15.405440	-2.08%	0
2014	15.335156	15.732684	2.59%	0
2013	14.169038	15.335156	8.23%	0
2012	13.389767	14.169038	5.82%	0
2011	13.393125	13.389767	-0.03%	0
2010	12.600211	13.393125	6.29%	0
2009	11.228823	12.600211	12.21%	0
2008	13.494008	11.228823	-16.79%	0
2007	13.015336	13.494008	3.68%	0
2006	12.254779	13.015336	6.21%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.494441	22.069127	2.67%	0
2014	20.213544	21.494441	6.34%	0
2013	15.142011	20.213544	33.49%	0
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	0
2010	12.859078	13.668384	6.29%	0
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.817149	30.375072	-4.53%	0
2014	29.686482	31.817149	7.18%	0
2013	22.779330	29.686482	30.32%	0
2012	19.797870	22.779330	15.06%	0
2011	20.739090	19.797870	-4.54%	0
2010	16.776873	20.739090	23.62%	0
2009	12.524529	16.776873	33.95%	0
2008	20.125702	12.524529	-37.77%	0
2007	19.104962	20.125702	5.34%	0
2006	17.748516	19.104962	7.64%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.093515	8.907098	-2.05%	0
2014	9.283829	9.093515	-2.05%	0
2013	9.478132	9.283829	-2.05%	0
2012	9.677044	9.478132	-2.06%	0
2011	9.879005	9.677044	-2.04%	0
2010	10.085748	9.879005	-2.05%	0
2009	10.292513	10.085748	-2.01%	0
2008	10.296468	10.292513	-0.04%	0
2007	10.032335	10.296468	2.63%	0
2006	9.797849	10.032335	2.39%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.307050	13.608688	-4.88%	0
2014	14.060417	14.307050	1.75%	0
2013	14.517954	14.060417	-3.15%	0
2012	13.204942	14.517954	9.94%	0
2011	12.772013	13.204942	3.39%	0
2010	11.790877	12.772013	8.32%	0
2009	9.678036	11.790877	21.83%	0
2008	11.946313	9.678036	-18.99%	0
2007	11.658490	11.946313	2.47%	0
2006	11.352549	11.658490	2.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.303543	10.026232	-2.69%	0
2014	10.663383	10.303543	-3.37%	0
2013	8.991347	10.663383	18.60%	0
2012	7.946615	8.991347	13.15%	0
2011	8.976518	7.946615	-11.47%	0
2010	8.052542	8.976518	11.47%	0
2009	6.040119	8.052542	33.32%	0
2008*	10.000000	6.040119	-39.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.454383	13.401131	-7.29%	0
2014	16.338060	14.454383	-11.53%	0
2013	13.779354	16.338060	18.57%	0
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
2007	21.158085	21.283193	0.59%	0
2006	17.646394	21.158085	19.90%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.755464	13.895137	1.02%	0
2014	12.749489	13.755464	7.89%	0
2013	9.683662	12.749489	31.66%	0
2012	8.512790	9.683662	13.75%	0
2011	8.980902	8.512790	-5.21%	0
2010	7.948024	8.980902	13.00%	0
2009	6.273070	7.948024	26.70%	0
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.057321	12.350084	-5.42%	0
2014	12.091986	13.057321	7.98%	0
2013	9.142537	12.091986	32.26%	0
2012	7.937921	9.142537	15.18%	0
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.781662	13.452434	-2.39%	0
2014	13.565524	13.781662	1.59%	0
2013	9.991851	13.565524	35.77%	0
2012	8.898342	9.991851	12.29%	0
2011	9.507383	8.898342	-6.41%	0
2010	7.674790	9.507383	23.88%	0
2009	6.183862	7.674790	24.11%	0
2008*	10.000000	6.183862	-38.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.577025	15.768607	-4.88%	0
2014	14.462419	16.577025	14.62%	0
2013	10.882378	14.462419	32.90%	0
2012	9.549696	10.882378	13.96%	0
2011	9.980860	9.549696	-4.32%	0
2010	8.517404	9.980860	17.18%	0
2009	6.664890	8.517404	27.80%	0
2008*	10.000000	6.664890	-33.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	21.101359	20.778197	-1.53%	0
2014	21.009754	21.101359	0.44%	0
2013	14.900378	21.009754	41.00%	0
2012	13.451732	14.900378	10.77%	0
2011	13.852001	13.451732	-2.89%	0
2010	11.303862	13.852001	22.54%	0
2009	9.073640	11.303862	24.58%	0
2008	17.327684	9.073640	-47.64%	0
2007	16.157321	17.327684	7.24%	0
2006	16.016489	16.157321	0.88%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.738219	29.132272	-8.21%	0
2014	30.349267	31.738219	4.58%	0
2013	22.127653	30.349267	37.16%	0
2012	18.778768	22.127653	17.83%	0
2011	20.276810	18.778768	-7.39%	0
2010	16.367565	20.276810	23.88%	0
2009	13.276762	16.367565	23.28%	0
2008	20.022505	13.276762	-33.69%	0
2007	22.037087	20.022505	-9.14%	0
2006	19.212316	22.037087	14.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.973344	26.880557	-3.91%	0
2014	28.400971	27.973344	-1.51%	0
2013	20.629507	28.400971	37.67%	0
2012	18.278961	20.629507	12.86%	0
2011	19.810426	18.278961	-7.73%	0
2010	16.182369	19.810426	22.42%	0
2009	12.289743	16.182369	31.67%	0
2008	20.354304	12.289743	-39.62%	0
2007	20.396289	20.354304	-0.21%	0
2006	18.632321	20.396289	9.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.718925	20.428485	-1.40%	0
2014	18.917203	20.718925	9.52%	0
2013	14.766366	18.917203	28.11%	0
2012	13.242415	14.766366	11.51%	0
2011	13.468070	13.242415	-1.68%	0
2010	12.143921	13.468070	10.90%	0
2009	9.874518	12.143921	22.98%	0
2008	17.266434	9.874518	-42.81%	0
2007	16.339996	17.266434	5.67%	0
2006	14.709754	16.339996	11.08%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.470072	12.447076	-7.59%	0
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	0
2010	7.102175	9.031330	27.16%	0
2009	5.555654	7.102175	27.84%	0
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.237119	13.400887	-5.87%	0
2014	15.824380	14.237119	-10.03%	0
2013	13.452307	15.824380	17.63%	0
2012	11.487094	13.452307	17.11%	0
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.934017	27.633512	-1.08%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.762187	9.579637	-1.87%	0
2014	9.906069	9.762187	-1.45%	0
2013	10.051396	9.906069	-1.45%	0
2012	9.810513	10.051396	2.46%	0
2011	9.986428	9.810513	-1.76%	0
2010	9.683630	9.986428	3.13%	0
2009	8.723651	9.683630	11.00%	0
2008	10.287811	8.723651	-15.20%	0
2007	10.025895	10.287811	2.61%	0
2006	9.822401	10.025895	2.07%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.992821	22.417042	-2.50%	0
2014	21.266187	22.992821	8.12%	0
2013	15.777974	21.266187	34.78%	0
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
2008	16.639823	9.869584	-40.69%	0
2007	15.787973	16.639823	5.40%	0
2006	14.175083	15.787973	11.38%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.733401	10.011911	-6.72%	0
2014	10.670968	10.733401	0.59%	0
2013	10.137401	10.670968	5.26%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.479272	10.189360	-11.24%	0
2014	11.616846	11.479272	-1.18%	0
2013	10.256048	11.616846	13.27%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.312030	10.340786	-8.59%	0
2014	11.267291	11.312030	0.40%	0
2013	10.273684	11.267291	9.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.934174	28.366295	1.55%	0
2014	27.944310	27.934174	-0.04%	0
2013	22.465264	27.944310	24.39%	0
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
2010	18.674532	21.164432	13.33%	0
2009	13.681218	18.674532	36.50%	0
2008	23.409317	13.681218	-41.56%	0
2007	22.531760	23.409317	3.89%	0
2006	19.598892	22.531760	14.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.932170	9.486116	-4.49%	0
2014	9.893546	9.932170	0.39%	0
2013	10.137827	9.893546	-2.41%	0
2012*	10.000000	10.137827	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.997339	22.215804	0.99%	0
2014	20.342014	21.997339	8.14%	0
2013	15.800170	20.342014	28.75%	0
2012	13.833864	15.800170	14.21%	0
2011	14.167352	13.833864	-2.35%	0
2010	12.487411	14.167352	13.45%	0
2009	9.960457	12.487411	25.37%	0
2008	16.569401	9.960457	-39.89%	0
2007	16.243720	16.569401	2.00%	0
2006	14.450104	16.243720	12.41%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.342792	30.668976	-8.02%	0
2014	30.487417	33.342792	9.37%	0
2013	22.133651	30.487417	37.74%	0
2012	19.204473	22.133651	15.25%	0
2011	20.084220	19.204473	-4.38%	0
2010	16.662466	20.084220	20.54%	0
2009	12.427622	16.662466	34.08%	0
2008	20.466250	12.427622	-39.28%	0
2007	21.192011	20.466250	-3.42%	0
2006	18.868546	21.192011	12.31%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.047108	8.652039	-4.37%	0
2014	9.108516	9.047108	-0.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.093216	10.888496	-1.85%	0
2014	11.241278	11.093216	-1.32%	0
2013	11.503255	11.241278	-2.28%	0
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.303532	17.484420	-9.42%	0
2014	17.797368	19.303532	8.46%	0
2013	13.391797	17.797368	32.90%	0
2012	11.476435	13.391797	16.69%	0
2011	12.286433	11.476435	-6.59%	0
2010	10.966630	12.286433	12.03%	0
2009	8.624901	10.966630	27.15%	0
2008	14.364366	8.624901	-39.96%	0
2007	15.609361	14.364366	-7.98%	0
2006	13.747700	15.609361	13.54%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.852958	16.530564	-1.91%	0
2014	18.456705	16.852958	-8.69%	0
2013	14.712779	18.456705	25.45%	0
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
2009	11.509787	14.050935	22.08%	0
2008	20.966032	11.509787	-45.10%	0
2007	19.754407	20.966032	6.13%	0
2006	15.789756	19.754407	25.11%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.210718	19.505733	-8.04%	0
2014	19.736079	21.210718	7.47%	0
2013	14.018979	19.736079	40.78%	0
2012	12.530240	14.018979	11.88%	0
2011	15.571425	12.530240	-19.53%	0
2010	13.160003	15.571425	18.32%	0
2009	8.197435	13.160003	60.54%	0
2008	13.291398	8.197435	-38.33%	0
2007	12.861125	13.291398	3.35%	0
2006	12.452706	12.861125	3.28%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.181192	11.832176	-2.87%	0
2014	11.561443	12.181192	5.36%	0
2013	11.872305	11.561443	-2.62%	0
2012	11.100878	11.872305	6.95%	0
2011	10.751599	11.100878	3.25%	0
2010	10.272077	10.751599	4.67%	0
2009	9.587654	10.272077	7.14%	0
2008	10.931263	9.587654	-12.29%	0
2007	10.607728	10.931263	3.05%	0
2006	10.456755	10.607728	1.44%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.821991	20.155364	-3.20%	0
2014	20.660629	20.821991	0.78%	0
2013	23.117388	20.660629	-10.63%	0
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
2007	16.087202	16.763181	4.20%	0
2006	14.821686	16.087202	8.54%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.183952	-18.16%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	22.101703	21.024512	-4.87%	0
2014	22.996187	22.101703	-3.89%	0
2013	15.627386	22.996187	47.15%	0
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.635044	22.475855	-0.70%	0
2014	21.155170	22.635044	7.00%	0
2013	16.054899	21.155170	31.77%	0
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
2008	17.831215	10.352356	-41.94%	0
2007	17.371482	17.831215	2.65%	0
2006	15.167034	17.371482	14.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.276721	29.799540	-7.67%	0
2014	30.261854	32.276721	6.66%	0
2013	22.458355	30.261854	34.75%	0
2012	19.364694	22.458355	15.98%	0
2011	21.645669	19.364694	-10.54%	0
2010	17.465534	21.645669	23.93%	0
2009	12.505596	17.465534	39.66%	0
2008	19.881577	12.505596	-37.10%	0
2007	20.004835	19.881577	-0.62%	0
2006	17.891791	20.004835	11.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.657600	12.085906	-4.52%	0
2014	12.516108	12.657600	1.13%	0
2013	13.969137	12.516108	-10.40%	353
2012	13.288066	13.969137	5.13%	269
2011	12.145743	13.288066	9.41%	223
2010	11.802059	12.145743	2.91%	265
2009	10.937930	11.802059	7.90%	258
2008	11.352913	10.937930	-3.66%	0
2007	10.592145	11.352913	7.18%	393
2006	10.649676	10.592145	-0.54%	393

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.740239	20.938234	-7.92%	0
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
2008	16.823427	10.749808	-36.10%	0
2007	17.261152	16.823427	-2.54%	0
2006	15.092690	17.261152	14.37%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.918914	21.119632	-3.65%	0
2014	19.261251	21.918914	13.80%	0
2013	15.145649	19.261251	27.17%	0
2012	13.311218	15.145649	13.78%	1,126
2011	13.711769	13.311218	-2.92%	1,630
2010	11.771784	13.711769	16.48%	1,661
2009	9.263543	11.771784	27.08%	1,901
2008	12.534662	9.263543	-26.10%	2,544
2007	13.123367	12.534662	-4.49%	2,013
2006	11.149040	13.123367	17.71%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.019600	11.641093	-3.15%	0
2014	11.930412	12.019600	0.75%	0
2013	10.106422	11.930412	18.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.714392	-2.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.742291	-2.58%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.863244	30.467372	-4.38%	0
2014	30.961078	31.863244	2.91%	0
2013	22.474371	30.961078	37.76%	0
2012	19.835131	22.474371	13.31%	0
2011	20.146375	19.835131	-1.54%	0
2010	16.354284	20.146375	23.19%	0
2009	13.361291	16.354284	22.40%	0
2008	19.755702	13.361291	-32.37%	0
2007	20.314945	19.755702	-2.75%	0
2006	18.135933	20.314945	12.01%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	23.086481	22.797927	-1.25%	0
2014	20.849501	23.086481	10.73%	0
2013	16.169811	20.849501	28.94%	0
2012	14.303996	16.169811	13.04%	0
2011	14.377214	14.303996	-0.51%	0
2010	12.821532	14.377214	12.13%	0
2009	10.390411	12.821532	23.40%	0
2008	16.933338	10.390411	-38.64%	0
2007	16.476163	16.933338	2.77%	0
2006	14.607347	16.476163	12.79%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.837798	19.846568	-4.76%	0
2014	19.739772	20.837798	5.56%	0
2013	16.687695	19.739772	18.29%	0
2012	15.477413	16.687695	7.82%	0
2011	14.538119	15.477413	6.46%	0
2010	12.907789	14.538119	12.63%	0
2009	10.786840	12.907789	19.66%	0
2008	15.678515	10.786840	-31.20%	0
2007	14.989587	15.678515	4.60%	0
2006	13.174846	14.989587	13.77%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.557356	17.709367	-4.57%	0
2014	18.708238	18.557356	-0.81%	0
2013	12.892566	18.708238	45.11%	0
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
2010	10.164292	13.017637	28.07%	0
2009	8.255436	10.164292	23.12%	0
2008	13.551525	8.255436	-39.08%	0
2007	15.604053	13.551525	-13.15%	0
2006	15.395830	15.604053	1.35%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.129296	13.858492	-8.40%	0
2014	15.662269	15.129296	-3.40%	0
2013	13.777967	15.662269	13.68%	0
2012	12.791632	13.777967	7.71%	0
2011	13.827181	12.791632	-7.49%	0
2010	12.497861	13.827181	10.64%	0
2009	11.270806	12.497861	10.89%	0
2008	16.369247	11.270806	-31.15%	0
2007	15.251778	16.369247	7.33%	0
2006	13.454576	15.251778	13.36%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.880357	12.554452	-2.53%	0
2014	12.710153	12.880357	1.34%	0
2013	12.886085	12.710153	-1.37%	0
2012	12.027057	12.886085	7.14%	0
2011	12.044597	12.027057	-0.15%	0
2010	11.361897	12.044597	6.01%	0
2009	9.658725	11.361897	17.63%	0
2008	10.671951	9.658725	-9.49%	0
2007	10.369103	10.671951	2.92%	982
2006	10.191431	10.369103	1.74%	982
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.295277	13.920827	-2.62%	0
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	0
2011	11.873459	11.574966	-2.51%	0
2010	10.776056	11.873459	10.18%	0
2009	8.879971	10.776056	21.35%	0
2008	12.121398	8.879971	-26.74%	0
2007	11.420894	12.121398	6.13%	0
2006	10.645340	11.420894	7.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.821828	14.443940	-2.55%	0
2014	14.474615	14.821828	2.40%	0
2013	12.785948	14.474615	13.21%	0
2012	11.551050	12.785948	10.69%	0
2011	11.946635	11.551050	-3.31%	0
2010	10.673348	11.946635	11.93%	0
2009	8.481095	10.673348	25.85%	0
2008	12.891909	8.481095	-34.21%	0
2007	11.976237	12.891909	7.65%	0
2006	10.950625	11.976237	9.37%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	0
2013	12.690069	15.083411	18.86%	0
2012	11.254305	12.690069	12.76%	0
2011	11.829935	11.254305	-4.87%	0
2010	10.426657	11.829935	13.46%	0
2009	8.118923	10.426657	28.42%	0
2008	13.413650	8.118923	-39.47%	0
2007	12.336072	13.413650	8.74%	0
2006	11.157822	12.336072	10.56%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.117204	12.504226	-22.42%	0
2014	18.872608	16.117204	-14.60%	0
2013	15.527989	18.872608	21.54%	0
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	0
2010	13.987693	16.317591	16.66%	0
2009	9.681824	13.987693	44.47%	0
2008	21.691185	9.681824	-55.37%	0
2007	15.214616	21.691185	42.57%	0
2006	13.325902	15.214616	14.17%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.471624	20.129717	-6.25%	0
2014	20.217816	21.471624	6.20%	0
2013	16.155606	20.217816	25.14%	526
2012	14.098424	16.155606	14.59%	1,872
2011	14.306539	14.098424	-1.45%	2,450
2010	12.716264	14.306539	12.51%	2,574
2009	10.000530	12.716264	27.16%	2,670
2008	17.863277	10.000530	-44.02%	2,692
2007	18.019294	17.863277	-0.87%	1,874
2006	15.346286	18.019294	17.42%	621
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	23.099004	24.175276	4.66%	0
2014	21.253794	23.099004	8.68%	0
2013	15.962768	21.253794	33.15%	0
2012	14.253099	15.962768	12.00%	22
2011	14.562929	14.253099	-2.13%	23
2010	12.009351	14.562929	21.26%	25
2009	9.586162	12.009351	25.28%	27
2008	18.584218	9.586162	-48.42%	24
2007	14.988895	18.584218	23.99%	0
2006	14.365402	14.988895	4.34%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.088037	12.704293	-2.93%	0
2014	12.657694	13.088037	3.40%	0
2013	13.202218	12.657694	-4.12%	0
2012	12.770479	13.202218	3.38%	512
2011	12.186292	12.770479	4.79%	441
2010	11.574050	12.186292	5.29%	490
2009	10.238451	11.574050	13.04%	478
2008	10.833067	10.238451	-5.49%	551
2007	10.632447	10.833067	1.89%	695
2006	10.428513	10.632447	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	34.382591	33.112218	-3.69%	0
2014	33.122328	34.382591	3.80%	0
2013	24.900640	33.122328	33.02%	0
2012	22.202713	24.900640	12.15%	386
2011	25.439024	22.202713	-12.72%	384
2010	20.209885	25.439024	25.87%	723
2009	14.771355	20.209885	36.82%	291
2008	24.984269	14.771355	-40.88%	300
2007	22.128891	24.984269	12.90%	583
2006	20.108230	22.128891	10.05%	297
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.492118	20.723042	1.13%	0
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
2010	17.002840	18.781694	10.46%	0
2009	13.759764	17.002840	23.57%	0
2008	25.081274	13.759764	-45.14%	0
2007	21.889365	25.081274	14.58%	0
2006	18.983665	21.889365	15.31%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.970697	27.457345	-5.22%	0
2014	27.782662	28.970697	4.28%	0
2013	21.798579	27.782662	27.45%	0
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	0
2010	15.909472	19.678013	23.69%	0
2009	10.340763	15.909472	53.85%	0
2008	21.684189	10.340763	-52.31%	0
2007	21.008749	21.684189	3.22%	0
2006	18.497060	21.008749	13.58%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.305828	13.017354	-9.01%	14,372
2014	13.967963	14.305828	2.42%	17,187
2013	12.521814	13.967963	11.55%	17,277
2012	11.354426	12.521814	10.28%	17,364
2011	11.327373	11.354426	0.24%	23,210
2010	10.268844	11.327373	10.31%	24,172
2009	7.735514	10.268844	32.75%	23,315
2008	11.232890	7.735514	-31.14%	23,545
2007	11.059653	11.232890	1.57%	30,197
2006*	10.000000	11.059653	10.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.451094	22.121066	-5.67%	0
2014	22.032252	23.451094	6.44%	0
2013	17.352749	22.032252	26.97%	0
2012	15.832050	17.352749	9.61%	0
2011	15.255724	15.832050	3.78%	0
2010	12.916245	15.255724	18.11%	0
2009	11.243269	12.916245	14.88%	0
2008	15.754182	11.243269	-28.63%	0
2007	16.538532	15.754182	-4.74%	319
2006	14.422662	16.538532	14.67%	319
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.191621	27.374044	-9.33%	0
2014	30.664291	30.191621	-1.54%	0
2013	22.990371	30.664291	33.38%	0
2012	19.837005	22.990371	15.90%	1,033
2011	21.053389	19.837005	-5.78%	1,758
2010	16.771307	21.053389	25.53%	1,709
2009	13.263898	16.771307	26.44%	1,967
2008	20.227505	13.263898	-34.43%	2,682
2007	21.167670	20.227505	-4.44%	1,835
2006	18.481973	21.167670	14.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.298468	18.581789	-8.46%	0
2014	23.331260	20.298468	-13.00%	0
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
2010	18.031787	19.137481	6.13%	0
2009	13.440017	18.031787	34.16%	0
2008	23.026509	13.440017	-41.63%	0
2007	20.373817	23.026509	13.02%	0
2006	17.134893	20.373817	18.90%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.671224	9.060502	-6.31%	0
2014	9.700854	9.671224	-0.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.902985	14.257541	2.55%	0
2014	13.128774	13.902985	5.90%	0
2013	9.592755	13.128774	36.86%	0
2012*	10.000000	9.592755	-4.07%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.658221	13.510672	-1.08%	0
2014	12.954788	13.658221	5.43%	0
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	706

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.115308	13.562685	-10.27%	0
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.609166	10.626022	-8.47%	0
2014	11.636539	11.609166	-0.24%	0
2013	10.756707	11.636539	8.18%	0
2012*	10.000000	10.756707	7.57%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.452185	12.408419	-7.76%	0
2014	12.738315	13.452185	5.60%	0
2013	10.013576	12.738315	27.21%	0
2012*	10.000000	10.013576	0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.896850	21.525001	-1.70%	0
2014	20.664140	21.896850	5.97%	0
2013	17.618348	20.664140	17.29%	0
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
2010	15.112862	15.996999	5.85%	0
2009	12.292260	15.112862	22.95%	0
2008	14.958403	12.292260	-17.82%	0
2007	13.855599	14.958403	7.96%	0
2006	12.817080	13.855599	8.10%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.732986	-2.67%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.535550	30.175337	9.59%	0
2014	25.930457	27.535550	6.19%	0
2013	20.236256	25.930457	28.14%	683
2012	16.689381	20.236256	21.25%	2,051
2011	18.318292	16.689381	-8.89%	2,841
2010	17.572410	18.318292	4.24%	3,264
2009	12.292714	17.572410	42.95%	2,845
2008	22.548081	12.292714	-45.48%	3,187
2007	16.858184	22.548081	33.75%	1,681
2006	15.780255	16.858184	6.83%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	0
2013	28.484938	31.869561	11.88%	0
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
2010	31.709265	38.810611	22.40%	0
2009	18.087269	31.709265	75.31%	0
2008	38.677089	18.087269	-53.24%	0
2007	30.863370	38.677089	25.32%	0
2006	21.498566	30.863370	43.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.736892	12.201816	-4.20%	0
2014	14.064242	12.736892	-9.44%	0
2013	10.172689	14.064242	38.25%	0
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.842325	25.063313	-3.01%	0
2014	23.952869	25.842325	7.89%	0
2013	18.043582	23.952869	32.75%	614
2012	15.905352	18.043582	13.44%	3,479
2011	16.321966	15.905352	-2.55%	5,138
2010	14.990464	16.321966	8.88%	5,246
2009	12.504566	14.990464	19.88%	5,736
2008	18.991604	12.504566	-34.16%	6,829
2007	18.031896	18.991604	5.32%	4,147
2006	15.283513	18.031896	17.98%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.436485	15.026600	4.09%	0
2014	14.580986	14.436485	-0.99%	0
2013	11.668920	14.580986	24.96%	0
2012	10.281748	11.668920	13.49%	200
2011	10.691901	10.281748	-3.84%	192
2010*	10.000000	10.691901	6.92%	199
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.678761	-3.21%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	0
2010*	10.000000	11.273901	12.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.538248	20.149278	-6.45%	0
2014	19.478221	21.538248	10.58%	0
2013	15.110100	19.478221	28.91%	0
2012	13.486709	15.110100	12.04%	2,069
2011	13.708726	13.486709	-1.62%	2,209
2010	12.375076	13.708726	10.78%	2,228
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.681474	13.525972	-1.14%	95,078
2014	13.310690	13.681474	2.79%	93,144
2013	11.028213	13.310690	20.70%	81,959
2012	9.735254	11.028213	13.28%	33,656
2011	9.852092	9.735254	-1.19%	21,715
2010	8.983685	9.852092	9.67%	21,715
2009	7.435416	8.983685	20.82%	23,861
2008	10.815492	7.435416	-31.25%	27,697
2007	10.409468	10.815492	3.90%	17,004
2006*	10.000000	10.409468	4.09%	11,635
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.979650	10.724241	-2.33%	0
2014	10.683291	10.979650	2.77%	0
2013	11.200755	10.683291	-4.62%	0
2012	10.900226	11.200755	2.76%	2,832
2011	10.530616	10.900226	3.51%	2,947
2010	10.148537	10.530616	3.76%	3,269
2009	9.243153	10.148537	9.80%	3,552
2008	10.475613	9.243153	-11.77%	4,595
2007	10.391646	10.475613	0.81%	3,448
2006*	10.000000	10.391646	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.470660	15.093694	4.31%	0
2014	14.514649	14.470660	-0.30%	0
2013	11.524943	14.514649	25.94%	335
2012	9.642894	11.524943	19.52%	2,590
2011	10.860433	9.642894	-11.21%	3,220
2010	9.966894	10.860433	8.97%	3,069
2009	7.189544	9.966894	38.63%	3,249
2008	11.968200	7.189544	-39.93%	4,039
2007	10.690610	11.968200	11.95%	2,646
2006*	10.000000	10.690610	6.91%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.837801	14.417891	4.19%	0
2014	13.079528	13.837801	5.80%	0
2013	10.307778	13.079528	26.89%	0
2012	8.968657	10.307778	14.93%	1,328
2011	9.611252	8.968657	-6.69%	1,397
2010	8.306090	9.611252	15.71%	1,396
2009	6.113361	8.306090	35.87%	1,427
2008	11.194081	6.113361	-45.39%	1,394
2007	10.219554	11.194081	9.54%	1,267
2006*	10.000000	10.219554	2.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.666441	12.535173	-1.04%	0
2014	11.737675	12.666441	7.91%	0
2013	9.016676	11.737675	30.18%	0
2012	7.868002	9.016676	14.60%	0
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	776
2008	9.752934	5.913455	-39.37%	741
2007*	10.000000	9.752934	-2.47%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.243528	-7.56%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.769942	17.896590	-4.65%	0
2014	18.695763	18.769942	0.40%	0
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
2010	14.124313	15.646779	10.78%	0
2009	9.881625	14.124313	42.94%	0
2008	14.017052	9.881625	-29.50%	0
2007	13.884132	14.017052	0.96%	0
2006	12.821551	13.884132	8.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.203218	21.235775	-8.48%	0
2014	21.758697	23.203218	6.64%	0
2013	16.426574	21.758697	32.46%	0
2012	14.199541	16.426574	15.68%	0
2011	14.882969	14.199541	-4.59%	0
2010	13.168073	14.882969	13.02%	0
2009	10.486221	13.168073	25.58%	0
2008	17.061953	10.486221	-38.54%	0
2007	17.896513	17.061953	-4.66%	0
2006	15.818035	17.896513	13.14%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.387130	10.795794	-5.19%	0
2014	11.278536	11.387130	0.96%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.056316	10.633438	-3.82%	0
2014	11.087390	11.056316	-0.28%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.466092	12.058722	-3.27%	0
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
2010	7.609657	8.596188	12.96%	0
2009	5.081534	7.609657	49.75%	0
2008*	10.000000	5.081534	-49.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.346379	13.986333	-2.51%	0
2014	13.260465	14.346379	8.19%	0
2013	9.775903	13.260465	35.64%	0
2012	8.965523	9.775903	9.04%	0
2011	9.466608	8.965523	-5.29%	0
2010	7.825648	9.466608	20.97%	0
2009	6.089368	7.825648	28.51%	0
2008*	10.000000	6.089368	-39.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	12.020417	11.643302	-3.14%	0
2014	11.772357	12.020417	2.11%	0
2013	10.487632	11.772357	12.25%	3,168
2012	9.646172	10.487632	8.72%	3,168
2011	9.986977	9.646172	-3.41%	3,168
2010	9.239626	9.986977	8.09%	3,168
2009	7.876573	9.239626	17.31%	3,168
2008*	10.000000	7.876573	-21.23%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.250041	11.833410	-3.40%	0
2014	11.951410	12.250041	2.50%	0
2013	10.068560	11.951410	18.70%	0
2012	9.050311	10.068560	11.25%	0
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.332415	11.013008	-2.82%	0
2014	11.201751	11.332415	1.17%	0
2013	10.904150	11.201751	2.73%	0
2012	10.361633	10.904150	5.24%	0
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.147767	11.765889	-3.14%	0
2014	11.866058	12.147767	2.37%	0
2013	10.288671	11.866058	15.33%	3,101
2012	9.352918	10.288671	10.00%	3,101
2011	9.781278	9.352918	-4.38%	3,101
2010	8.970926	9.781278	9.03%	3,101
2009	7.514175	8.970926	19.39%	3,101
2008*	10.000000	7.514175	-24.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.183719	11.747991	-3.58%	0
2014	11.902125	12.183719	2.37%	0
2013	9.782469	11.902125	21.67%	0
2012	8.720778	9.782469	12.17%	7,033
2011	9.343985	8.720778	-6.67%	7,033
2010	8.423079	9.343985	10.93%	7,033
2009	6.797165	8.423079	23.92%	7,033
2008*	10.000000	6.797165	-32.03%	7,033

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.848909	11.476508	-3.14%	0
2014	11.628374	11.848909	1.90%	0
2013	10.677747	11.628374	8.90%	0
2012	9.911812	10.677747	7.73%	0
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.684768	11.338656	-2.96%	0
2014	11.401917	11.684768	2.48%	0
2013	11.899810	11.401917	-4.18%	0
2012	11.309423	11.899810	5.22%	0
2011	10.873028	11.309423	4.01%	0
2010	10.401215	10.873028	4.54%	0
2009	9.783754	10.401215	6.31%	0
2008*	10.000000	9.783754	-2.16%	1,047
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.279190	23.190795	-17.99%	0
2014	30.641852	28.279190	-7.71%	0
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
2010	31.643808	35.909657	13.48%	0
2009	19.818913	31.643808	59.66%	0
2008	48.122722	19.818913	-58.82%	0
2007	33.858651	48.122722	42.13%	0
2006	25.369691	33.858651	33.46%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	12.032256	11.766749	-2.21%	0
2014	11.753335	12.032256	2.37%	0
2013	12.512938	11.753335	-6.07%	0
2012	12.402888	12.512938	0.89%	0
2011	11.811251	12.402888	5.01%	0
2010	11.514011	11.811251	2.58%	0
2009	11.453056	11.514011	0.53%	0
2008	10.860299	11.453056	5.46%	0
2007	10.353356	10.860299	4.90%	0
2006	10.232910	10.353356	1.18%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.465404	8.020666	-5.25%	0
2014	8.709707	8.465404	-2.80%	0
2013	7.567435	8.709707	15.09%	0
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
2009	5.430308	6.881959	26.73%	0
2008*	10.000000	5.430308	-45.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.171695	8.854338	-3.46%	0
2014	9.986411	9.171695	-8.16%	0
2013	8.429405	9.986411	18.47%	0
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
2007	10.809622	11.574863	7.08%	0
2006*	10.000000	10.809622	8.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.587732	21.892629	-3.08%	0
2014	21.976637	22.587732	2.78%	0
2013	17.641099	21.976637	24.58%	13,725
2012	15.547767	17.641099	13.46%	42,799
2011	16.530524	15.547767	-5.95%	53,861
2010	14.730000	16.530524	12.22%	71,169
2009	11.828083	14.730000	24.53%	98,830
2008	19.130669	11.828083	-38.17%	114,970
2007	18.444319	19.130669	3.72%	45,815
2006	16.119705	18.444319	14.42%	4,842

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.837165	14.500350	-2.27%	0
2014	14.490979	14.837165	2.39%	0
2013	13.049928	14.490979	11.04%	0
2012	12.186662	13.049928	7.08%	0
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.948937	16.504731	-2.62%	0
2014	16.454880	16.948937	3.00%	0
2013	14.065705	16.454880	16.99%	0
2012	12.800099	14.065705	9.89%	0
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.103123	12.861902	-1.84%	0
2014	12.882997	13.103123	1.71%	0
2013	12.552822	12.882997	2.63%	0
2012	12.191753	12.552822	2.96%	0
2011	12.098070	12.191753	0.77%	0
2010	11.669859	12.098070	3.67%	0
2009	10.927449	11.669859	6.79%	0
2008	11.877231	10.927449	-8.00%	0
2007	11.513806	11.877231	3.16%	0
2006	11.077275	11.513806	3.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	18.032786	17.594988	-2.43%	3,751
2014	17.512259	18.032786	2.97%	3,751
2013	15.337575	17.512259	14.18%	8,215
2012	14.138667	15.337575	8.48%	8,215
2011	14.447136	14.138667	-2.14%	9,587
2010	13.304813	14.447136	8.59%	9,587
2009	11.407345	13.304813	16.63%	9,587
2008	15.171392	11.407345	-24.81%	11,555
2007	14.668446	15.171392	3.43%	15,806
2006	13.454683	14.668446	9.02%	55,846

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.682040	20.099911	-2.81%	0
2014	20.127929	20.682040	2.75%	0
2013	16.800084	20.127929	19.81%	4,587
2012	15.085484	16.800084	11.37%	4,587
2011	15.743222	15.085484	-4.18%	4,587
2010	14.251599	15.743222	10.47%	4,587
2009	11.702718	14.251599	21.78%	4,587
2008	17.423574	11.702718	-32.83%	7,885
2007	16.768061	17.423574	3.91%	16,294
2006	14.952516	16.768061	12.14%	37,449
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.637618	15.304545	-2.13%	0
2014	15.250271	15.637618	2.54%	0
2013	14.097796	15.250271	8.17%	0
2012	13.329259	14.097796	5.77%	0
2011	13.339394	13.329259	-0.08%	2,438
2010	12.556065	13.339394	6.24%	2,438
2009	11.195205	12.556065	12.16%	6,964
2008	13.460476	11.195205	-16.83%	6,964
2007	12.989664	13.460476	3.62%	2,438
2006	12.236824	12.989664	6.15%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.432335	21.994125	2.62%	0
2014	20.165435	21.432335	6.28%	0
2013	15.113690	20.165435	33.42%	0
2012	13.036939	15.113690	15.93%	2,016
2011	13.656746	13.036939	-4.54%	2,942
2010	12.854703	13.656746	6.24%	3,033
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.624771	30.175994	-4.58%	0
2014	29.522061	31.624771	7.12%	0
2013	22.664722	29.522061	30.26%	487
2012	19.708343	22.664722	15.00%	1,406
2011	20.655840	19.708343	-4.59%	1,774
2010	16.718064	20.655840	23.55%	1,794
2009	12.487012	16.718064	33.88%	2,364
2008	20.075698	12.487012	-37.80%	2,226
2007	19.067285	20.075698	5.29%	971
2006	17.722533	19.067285	7.59%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	9.038357	8.848554	-2.10%	0
2014	9.232234	9.038357	-2.10%	0
2013	9.430266	9.232234	-2.10%	0
2012	9.633102	9.430266	-2.11%	0
2011	9.839155	9.633102	-2.09%	3,348
2010	10.050193	9.839155	-2.10%	3,658
2009	10.261467	10.050193	-2.06%	5,443
2008	10.270653	10.261467	-0.09%	5,899
2007	10.012324	10.270653	2.58%	1,478
2006	9.783288	10.012324	2.34%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.220555	13.519510	-4.93%	0
2014	13.982557	14.220555	1.70%	0
2013	14.444925	13.982557	-3.20%	0
2012	13.145245	14.444925	9.89%	0
2011	12.720750	13.145245	3.34%	0
2010	11.749549	12.720750	8.27%	0
2009	9.649035	11.749549	21.77%	0
2008	11.916606	9.649035	-19.03%	0
2007	11.635476	11.916606	2.42%	0
2006	11.335904	11.635476	2.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.268527	9.987045	-2.74%	0
2014	10.632574	10.268527	-3.42%	0
2013	8.969949	10.632574	18.54%	0
2012	7.931754	8.969949	13.09%	0
2011	8.964302	7.931754	-11.52%	0
2010	8.045694	8.964302	11.42%	0
2009	6.038060	8.045694	33.25%	0
2008*	10.000000	6.038060	-39.62%	573
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.368478	13.314687	-7.33%	0
2014	16.249274	14.368478	-11.57%	0
2013	13.711469	16.249274	18.51%	0
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
2010	14.104761	14.622772	3.67%	0
2009	11.124651	14.104761	26.79%	0
2008	21.232533	11.124651	-47.61%	0
2007	21.118567	21.232533	0.54%	0
2006	17.622408	21.118567	19.84%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.708690	13.840824	0.96%	0
2014	12.712618	13.708690	7.84%	0
2013	9.660589	12.712618	31.59%	0
2012	8.496867	9.660589	13.70%	0
2011	8.968663	8.496867	-5.26%	0
2010	7.941252	8.968663	12.94%	0
2009	6.270928	7.941252	26.64%	0
2008*	10.000000	6.270928	-37.29%	1,056
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	13.012971	12.301852	-5.46%	0
2014	12.057068	13.012971	7.93%	0
2013	9.120782	12.057068	32.19%	0
2012	7.923076	9.120782	15.12%	0
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	1,608
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.734813	13.399857	-2.44%	0
2014	13.526317	13.734813	1.54%	0
2013	9.968046	13.526317	35.70%	0
2012	8.881687	9.968046	12.23%	306
2011	9.494444	8.881687	-6.45%	323
2010	7.668251	9.494444	23.81%	325
2009	6.181744	7.668251	24.05%	0
2008*	10.000000	6.181744	-38.18%	375
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.520612	15.706927	-4.93%	0
2014	14.420566	16.520612	14.56%	0
2013	10.856424	14.420566	32.83%	0
2012	9.531795	10.856424	13.90%	769
2011	9.967239	9.531795	-4.37%	1,431
2010	8.510135	9.967239	17.12%	1,455
2009	6.662616	8.510135	27.73%	1,729
2008*	10.000000	6.662616	-33.37%	586
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.973774	20.642024	-1.58%	0
2014	20.893389	20.973774	0.38%	0
2013	14.825411	20.893389	40.93%	0
2012	13.390907	14.825411	10.71%	188
2011	13.796402	13.390907	-2.94%	199
2010	11.264231	13.796402	22.48%	208
2009	9.046446	11.264231	24.52%	225
2008	17.284612	9.046446	-47.66%	213
2007	16.125427	17.284612	7.19%	0
2006	15.993016	16.125427	0.83%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.546364	28.941373	-8.26%	0
2014	30.181215	31.546364	4.52%	0
2013	22.016351	30.181215	37.09%	0
2012	18.693871	22.016351	17.77%	0
2011	20.195437	18.693871	-7.44%	0
2010	16.310202	20.195437	23.82%	0
2009	13.236995	16.310202	23.22%	0
2008	19.972748	13.236995	-33.72%	185
2007	21.993626	19.972748	-9.19%	0
2006	19.184190	21.993626	14.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.804245	26.704411	-3.96%	0
2014	28.243703	27.804245	-1.56%	0
2013	20.525741	28.243703	37.60%	342
2012	18.196320	20.525741	12.80%	464
2011	19.730922	18.196320	-7.78%	485
2010	16.125661	19.730922	22.36%	477
2009	12.252934	16.125661	31.61%	600
2008	20.303718	12.252934	-39.65%	209
2007	20.356045	20.303718	-0.26%	0
2006	18.605026	20.356045	9.41%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.593711	20.294666	-1.45%	0
2014	18.812481	20.593711	9.47%	0
2013	14.692112	18.812481	28.04%	0
2012	13.182567	14.692112	11.45%	0
2011	13.414038	13.182567	-1.73%	0
2010	12.101367	13.414038	10.85%	0
2009	9.844944	12.101367	22.92%	0
2008	17.223534	9.844944	-42.84%	0
2007	16.307763	17.223534	5.62%	0
2006	14.688209	16.307763	11.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.424239	12.398394	-7.64%	0
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	0
2010	7.096102	9.019006	27.10%	0
2009	5.553739	7.096102	27.77%	0
2008*	10.000000	5.553739	-44.46%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	0
2013	10.360309	10.153430	-2.00%	0
2012	10.222898	10.360309	1.34%	654
2011	10.307783	10.222898	-0.82%	589
2010	10.280127	10.307783	0.27%	626
2009	9.803617	10.280127	4.86%	577
2008*	10.000000	9.803617	-1.96%	358
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.195994	13.355354	-5.92%	0
2014	15.786737	14.195994	-10.08%	0
2013	13.427157	15.786737	17.57%	0
2012	11.471486	13.427157	17.05%	213
2011	13.379897	11.471486	-14.26%	207
2010	12.851162	13.379897	4.11%	182
2009*	10.000000	12.851162	28.51%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.763332	27.450645	-1.13%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.703145	9.516823	-1.92%	0
2014	9.851201	9.703145	-1.50%	0
2013	10.000830	9.851201	-1.50%	0
2012	9.766160	10.000830	2.40%	0
2011	9.946344	9.766160	-1.81%	0
2010	9.649687	9.946344	3.07%	844
2009	8.697519	9.649687	10.95%	0
2008	10.262231	8.697519	-15.25%	0
2007	10.006105	10.262231	2.56%	1,219
2006	9.808011	10.006105	2.02%	1,219
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.856270	22.272537	-2.55%	0
2014	21.150686	22.856270	8.06%	0
2013	15.700284	21.150686	34.72%	0
2012	14.451181	15.700284	8.64%	0
2011	15.229701	14.451181	-5.11%	0
2010	12.662147	15.229701	20.28%	0
2009	9.841068	12.662147	28.67%	0
2008	16.600245	9.841068	-40.72%	0
2007	15.758503	16.600245	5.34%	0
2006	14.155819	15.758503	11.32%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.721549	9.995741	-6.77%	0
2014	10.664643	10.721549	0.53%	0
2013	10.136567	10.664643	5.21%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.466618	10.172927	-11.28%	0
2014	11.609967	11.466618	-1.23%	0
2013	10.255208	11.609967	13.21%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.299564	10.324115	-8.63%	0
2014	11.260619	11.299564	0.35%	0
2013	10.272839	11.260619	9.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.765351	28.180468	1.50%	0
2014	27.789621	27.765351	-0.09%	0
2013	22.352306	27.789621	24.33%	0
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0
2008	23.351169	13.640261	-41.59%	0
2007	22.487327	23.351169	3.84%	0
2006	19.570190	22.487327	14.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.921126	9.470735	-4.54%	0
2014	9.887589	9.921126	0.34%	0
2013	10.136893	9.887589	-2.46%	0
2012*	10.000000	10.136893	1.37%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.864353	22.070227	0.94%	0
2014	20.229362	21.864353	8.08%	0
2013	15.720688	20.229362	28.68%	0
2012	13.771324	15.720688	14.16%	0
2011	14.110498	13.771324	-2.40%	0
2010	12.443640	14.110498	13.40%	0
2009	9.930610	12.443640	25.31%	0
2008	16.528218	9.930610	-39.92%	0
2007	16.211670	16.528218	1.95%	0
2006	14.428937	16.211670	12.36%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	33.141181	30.467967	-8.07%	0
2014	30.318552	33.141181	9.31%	0
2013	22.022269	30.318552	37.67%	0
2012	19.117619	22.022269	15.19%	0
2011	20.003588	19.117619	-4.43%	0
2010	16.604042	20.003588	20.47%	0
2009	12.390383	16.604042	34.01%	0
2008	20.415374	12.390383	-39.31%	0
2007	21.150187	20.415374	-3.47%	0
2006	18.840893	21.150187	12.26%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.061140	10.851466	-1.90%	0
2014	11.214499	11.061140	-1.37%	0
2013	11.481716	11.214499	-2.33%	0
2012	11.090916	11.481716	3.52%	167
2011	11.215134	11.090916	-1.11%	141
2010	10.890926	11.215134	2.98%	154
2009*	10.000000	10.890926	8.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.430246	10.245476	-1.77%	0
2014	10.227743	10.430246	1.98%	0
2013	10.666107	10.227743	-4.11%	0
2012	9.950190	10.666107	7.20%	0
2011*	10.000000	9.950190	-0.50%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.188872	17.371676	-9.47%	0
2014	17.700676	19.188872	8.41%	0
2013	13.325831	17.700676	32.83%	0
2012	11.425755	13.325831	16.63%	0
2011	12.238418	11.425755	-6.64%	0
2010	10.929344	12.238418	11.98%	0
2009	8.599969	10.929344	27.09%	0
2008	14.330172	8.599969	-39.99%	0
2007	15.580207	14.330172	-8.02%	0
2006	13.729004	15.580207	13.48%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.752808	16.423940	-1.96%	0
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0
2008	20.916125	11.476504	-45.13%	0
2007	19.717499	20.916125	6.08%	0
2006	15.768278	19.717499	25.05%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	21.084743	19.379971	-8.09%	0
2014	19.628887	21.084743	7.42%	0
2013	13.949952	19.628887	40.71%	0
2012	12.474923	13.949952	11.82%	0
2011	15.510599	12.474923	-19.57%	0
2010	13.115285	15.510599	18.26%	0
2009	8.173749	13.115285	60.46%	0
2008	13.259772	8.173749	-38.36%	0
2007	12.837112	13.259772	3.29%	0
2006	12.435784	12.837112	3.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.516881	30.298435	10.11%	0
2014	21.418935	27.516881	28.47%	0
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.108830	11.755876	-2.91%	0
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	0
2009	9.559941	10.237153	7.08%	0
2008	10.905234	9.559941	-12.34%	0
2007	10.587907	10.905234	3.00%	0
2006	10.442533	10.587907	1.39%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.694843	20.022059	-3.25%	0
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
2008	16.720479	13.917120	-16.77%	0
2007	16.054452	16.720479	4.15%	0
2006	14.799035	16.054452	8.48%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.181152	-18.19%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.298338	5.406589	-34.85%	0
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.987735	20.905410	-4.92%	0
2014	22.889291	21.987735	-3.94%	0
2013	15.562679	22.889291	47.08%	0
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0
2010	12.712743	15.778157	24.11%	0
2009	8.507010	12.712743	49.44%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.275111	10.889237	-3.42%	1,048
2014	11.057682	11.275111	1.97%	866
2013	10.095851	11.057682	9.53%	680
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.498122	22.328487	-0.75%	0
2014	21.037952	22.498122	6.94%	177
2013	15.974091	21.037952	31.70%	341
2012	13.924644	15.974091	14.72%	341
2011	13.415576	13.924644	3.79%	341
2010	12.154509	13.415576	10.38%	0
2009	10.321322	12.154509	17.76%	0
2008	17.786875	10.321322	-41.97%	0
2007	17.337183	17.786875	2.59%	0
2006	15.144788	17.337183	14.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	32.081516	29.604189	-7.72%	2,234
2014	30.094214	32.081516	6.60%	2,261
2013	22.345359	30.094214	34.68%	2,145
2012	19.277145	22.345359	15.92%	2,135
2011	21.558803	19.277145	-10.58%	0
2010	17.404316	21.558803	23.87%	0
2009	12.468133	17.404316	39.59%	0
2008	19.832168	12.468133	-37.13%	0
2007	19.965371	19.832168	-0.67%	0
2006	17.865579	19.965371	11.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.580243	12.005898	-4.57%	8,766
2014	12.445969	12.580243	1.08%	9,700
2013	13.897954	12.445969	-10.45%	13,905
2012	13.227132	13.897954	5.07%	8,396
2011	12.096200	13.227132	9.35%	8,817
2010	11.759923	12.096200	2.86%	7,914
2009	10.904447	11.759923	7.85%	103
2008	11.323944	10.904447	-3.70%	0
2007	10.570546	11.323944	7.13%	0
2006	10.633379	10.570546	-0.59%	216

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.602698	20.800969	-7.97%	0
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	0
2008	16.781597	10.717595	-36.13%	0
2007	17.227078	16.781597	-2.59%	0
2006	15.070569	17.227078	14.31%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.811005	21.004914	-3.70%	467
2014	19.176220	21.811005	13.74%	449
2013	15.086477	19.176220	27.11%	476
2012	13.265997	15.086477	13.72%	552
2011	13.672148	13.265997	-2.97%	524
2010	11.743771	13.672148	16.42%	0
2009	9.246206	11.743771	27.01%	0
2008	12.517607	9.246206	-26.13%	0
2007	13.112239	12.517607	-4.53%	0
2006	11.145263	13.112239	17.65%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	12.006336	11.622301	-3.20%	2,385
2014	11.923338	12.006336	0.70%	2,622
2013	10.105591	11.923338	17.99%	2,194
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.711073	-2.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.604440	14.147346	-3.13%	115,929
2014	14.642422	14.604440	-0.26%	138,967
2013	13.078684	14.642422	11.96%	75,152
2012	12.155242	13.078684	7.60%	48,488
2011	12.891017	12.155242	-5.71%	11,847
2010	12.002530	12.891017	7.40%	9,520
2009*	10.000000	12.002530	20.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.738966	-2.61%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.571343	11.506070	-8.47%	3,681
2014	12.164147	12.571343	3.35%	3,696
2013*	10.000000	12.164147	21.64%	3,001

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.670493	30.267585	-4.43%	2,046
2014	30.789499	31.670493	2.86%	2,105
2013	22.361237	30.789499	37.69%	2,256
2012	19.745389	22.361237	13.25%	2,254
2011	20.065456	19.745389	-1.60%	426
2010	16.296904	20.065456	23.12%	474
2009	13.321224	16.296904	22.34%	513
2008	19.706561	13.321224	-32.40%	564
2007	20.274828	19.706561	-2.80%	627
2006	18.109345	20.274828	11.96%	757
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.946860	22.648487	-1.30%	4,584
2014	20.733991	22.946860	10.67%	4,734
2013	16.088443	20.733991	28.88%	4,965
2012	14.239301	16.088443	12.99%	5,445
2011	14.319483	14.239301	-0.56%	492
2010	12.776566	14.319483	12.08%	0
2009	10.359253	12.776566	23.33%	0
2008	16.891228	10.359253	-38.67%	0
2007	16.443643	16.891228	2.72%	0
2006	14.585941	16.443643	12.74%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.711751	19.716437	-4.81%	5,629
2014	19.630402	20.711751	5.51%	5,669
2013	16.603702	19.630402	18.23%	5,618
2012	15.407401	16.603702	7.76%	1,420
2011	14.479739	15.407401	6.41%	337
2010	12.862524	14.479739	12.57%	359
2009	10.754509	12.862524	19.60%	366
2008	15.639524	10.754509	-31.24%	358
2007	14.959996	15.639524	4.54%	407
2006	13.155529	14.959996	13.72%	751
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.445080	17.593220	-4.62%	0
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
2008	13.517843	8.230704	-39.11%	0
2007	15.573272	13.517843	-13.20%	0
2006	15.373292	15.573272	1.30%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	15.037798	13.767643	-8.45%	0
2014	15.575496	15.037798	-3.45%	0
2013	13.708638	15.575496	13.62%	0
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
2010	12.454039	13.771667	10.58%	0
2009	11.237033	12.454039	10.83%	0
2008	16.328535	11.237033	-31.18%	0
2007	15.221663	16.328535	7.27%	0
2006	13.434856	15.221663	13.30%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.802410	12.472101	-2.58%	0
2014	12.639696	12.802410	1.29%	0
2013	12.821216	12.639696	-1.42%	0
2012	11.972641	12.821216	7.09%	0
2011	11.996204	11.972641	-0.20%	0
2010	11.322034	11.996204	5.95%	0
2009	9.629755	11.322034	17.57%	0
2008	10.645376	9.629755	-9.54%	0
2007	10.348611	10.645376	2.87%	0
2006	10.176471	10.348611	1.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.224830	13.845145	-2.67%	2,046
2014	13.949939	14.224830	1.97%	571
2013	12.594405	13.949939	10.76%	543
2012	11.535594	12.594405	9.18%	531
2011	11.839105	11.535594	-2.56%	16,157
2010	10.750376	11.839105	10.13%	12,294
2009	8.863343	10.750376	21.29%	0
2008	12.104909	8.863343	-26.78%	0
2007	11.411221	12.104909	6.08%	0
2006	10.641737	11.411221	7.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.748866	14.365494	-2.60%	24,996
2014	14.410713	14.748866	2.35%	25,156
2013	12.735999	14.410713	13.15%	25,993
2012	11.511808	12.735999	10.63%	25,281
2011	11.912123	11.511808	-3.36%	22,225
2010	10.647943	11.912123	11.87%	12,779
2009	8.465223	10.647943	25.78%	1,057
2008	12.874364	8.465223	-34.25%	0
2007	11.966082	12.874364	7.59%	0
2006	10.946916	11.966082	9.31%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.390919	14.980220	-2.67%	18,937
2014	15.016813	15.390919	2.49%	14,820
2013	12.640493	15.016813	18.80%	14,820
2012	11.216070	12.640493	12.70%	14,820
2011	11.795751	11.216070	-4.91%	0
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0
2008	13.395425	8.103739	-39.50%	0
2007	12.325627	13.395425	8.68%	0
2006	11.154054	12.325627	10.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	16.037774	12.436234	-22.46%	21,512
2014	18.789202	16.037774	-14.64%	16,975
2013	15.467253	18.789202	21.48%	18,114
2012	15.093369	15.467253	2.48%	14,665
2011	16.270402	15.093369	-7.23%	12,458
2010	13.954374	16.270402	16.60%	9,793
2009	9.663708	13.954374	44.40%	233
2008	21.661696	9.663708	-55.39%	146
2007	15.201743	21.661696	42.49%	146
2006	13.321401	15.201743	14.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.341819	19.997803	-6.30%	42,593
2014	20.105852	21.341819	6.15%	42,598
2013	16.074337	20.105852	25.08%	33,369
2012	14.034687	16.074337	14.53%	21,669
2011	14.249134	14.034687	-1.50%	9,873
2010	12.671706	14.249134	12.45%	0
2009	9.970573	12.671706	27.09%	0
2008	17.818898	9.970573	-44.04%	0
2007	17.983758	17.818898	-0.92%	0
2006	15.323812	17.983758	17.36%	260
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.959261	24.016745	4.61%	10,880
2014	21.136011	22.959261	8.63%	12,471
2013	15.882414	21.136011	33.08%	10,409
2012	14.188613	15.882414	11.94%	8,949
2011	14.504432	14.188613	-2.18%	804
2010	11.967217	14.504432	21.20%	916
2009	9.557413	11.967217	25.21%	982
2008	18.537976	9.557413	-48.44%	986
2007	14.959285	18.537976	23.92%	1,043
2006	14.344339	14.959285	4.29%	803

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	13.008876	12.621001	-2.98%	1,428
2014	12.587552	13.008876	3.35%	1,403
2013	13.135777	12.587552	-4.17%	959
2012	12.712726	13.135777	3.33%	0
2011	12.137372	12.712726	4.74%	1,769
2010	11.533473	12.137372	5.24%	0
2009	10.207763	11.533473	12.99%	0
2008	10.806111	10.207763	-5.54%	0
2007	10.611436	10.806111	1.83%	0
2006	10.413201	10.611436	1.90%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	34.174658	32.895161	-3.74%	14,561
2014	32.938845	34.174658	3.75%	15,413
2013	24.775344	32.938845	32.95%	15,109
2012	22.102308	24.775344	12.09%	13,329
2011	25.336905	22.102308	-12.77%	15,609
2010	20.139013	25.336905	25.81%	12,890
2009	14.727075	20.139013	36.75%	2,209
2008	24.922137	14.727075	-40.91%	2,386
2007	22.085204	24.922137	12.85%	2,516
2006	20.078761	22.085204	9.99%	2,795
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.368144	20.587144	1.08%	2,577
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
2008	25.018905	13.718520	-45.17%	0
2007	21.846147	25.018905	14.52%	0
2006	18.955829	21.846147	15.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.795441	27.277298	-5.27%	0
2014	27.628709	28.795441	4.22%	0
2013	21.688856	27.628709	27.39%	0
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
2010	15.853676	19.599000	23.62%	0
2009	10.309761	15.853676	53.77%	0
2008	21.630269	10.309761	-52.34%	0
2007	20.967279	21.630269	3.16%	0
2006	18.469952	20.967279	13.52%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.953176	10.969412	-8.23%	8,674
2014	11.877557	11.953176	0.64%	7,915
2013	9.807182	11.877557	21.11%	7,853
2012	8.690646	9.807182	12.85%	5,450
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
2008*	10.000000	6.560161	-34.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.242671	12.953262	-9.05%	47,607
2014	13.913401	14.242671	2.37%	45,731
2013	12.479263	13.913401	11.49%	46,003
2012	11.321632	12.479263	10.22%	26,235
2011	11.300407	11.321632	0.19%	3,807
2010	10.249637	11.300407	10.25%	3,533
2009	7.724985	10.249637	32.68%	414
2008	11.223320	7.724985	-31.17%	414
2007	11.055909	11.223320	1.51%	414
2006*	10.000000	11.055909	10.56%	414
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.309221	21.976001	-5.72%	339
2014	21.910146	23.309221	6.39%	329
2013	17.265403	21.910146	26.90%	329
2012	15.760427	17.265403	9.55%	329
2011	15.194446	15.760427	3.72%	332
2010	12.870931	15.194446	18.05%	342
2009	11.209544	12.870931	14.82%	367
2008	15.714970	11.209544	-28.67%	341
2007	16.505853	15.714970	-4.79%	387
2006	14.401495	16.505853	14.61%	586
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	30.008931	27.194497	-9.38%	298
2014	30.494332	30.008931	-1.59%	295
2013	22.874618	30.494332	33.31%	304
2012	19.747243	22.874618	15.84%	156
2011	20.968819	19.747243	-5.83%	161
2010	16.712457	20.968819	25.47%	161
2009	13.224120	16.712457	26.38%	0
2008	20.177183	13.224120	-34.46%	0
2007	21.125864	20.177183	-4.49%	0
2006	18.454862	21.125864	14.47%	210
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.292655	7.310217	-21.33%	0
2014*	10.000000	9.292655	-7.07%	74

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.175705	18.459966	-8.50%	0
2014	23.202028	20.175705	-13.04%	102
2013	19.282292	23.202028	20.33%	0
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
2010	17.968563	19.060655	6.08%	0
2009	13.399730	17.968563	34.10%	0
2008	22.969250	13.399730	-41.66%	0
2007	20.333594	22.969250	12.96%	0
2006	17.109780	20.333594	18.84%	191
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.662976	9.048141	-6.36%	43,672
2014	9.697542	9.662976	-0.36%	47,344
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.488218	10.587253	-7.84%	607
2014	11.295001	11.488218	1.71%	607
2013	10.164177	11.295001	11.13%	607
2012*	10.000000	10.164177	1.64%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.088773	10.054385	-0.34%	4,985
2014	9.851409	10.088773	2.41%	2,938
2013*	10.000000	9.851409	-1.49%	2,854
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.883995	14.230801	2.50%	471
2014	13.117540	13.883995	5.84%	611
2013	9.589447	13.117540	36.79%	801
2012*	10.000000	9.589447	-4.11%	839
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.686635	11.882435	-6.34%	2,627
2014	12.446443	12.686635	1.93%	2,486
2013	9.901440	12.446443	25.70%	2,178
2012*	10.000000	9.901440	-0.99%	2,630
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.639549	13.485313	-1.13%	558
2014	12.943693	13.639549	5.38%	581
2013	9.683468	12.943693	33.67%	567
2012*	10.000000	9.683468	-3.17%	584

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.071585	13.516544	-10.32%	98,752
2014	16.258919	15.071585	-7.30%	99,544
2013	13.278794	16.258919	22.44%	77,594
2012	11.387526	13.278794	16.61%	34,998
2011	12.540990	11.387526	-9.20%	7,175
2010	11.793245	12.540990	6.34%	5,200
2009*	10.000000	11.793245	17.93%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.593376	10.606145	-8.52%	15,148
2014	11.626646	11.593376	-0.29%	16,150
2013	10.753052	11.626646	8.12%	15,643
2012*	10.000000	10.753052	7.53%	1,585
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.433879	12.385199	-7.81%	3,980
2014	12.727484	13.433879	5.55%	4,252
2013	10.010170	12.727484	27.15%	4,066
2012*	10.000000	10.010170	0.10%	221
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.764357	21.383830	-1.75%	0
2014	20.549593	21.764357	5.91%	0
2013	17.529631	20.549593	17.23%	0
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
2008	14.921164	12.255381	-17.87%	0
2007	13.828220	14.921164	7.90%	0
2006	12.798270	13.828220	8.05%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.729662	-2.70%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.369044	29.977540	9.53%	1,562
2014	25.786819	27.369044	6.14%	1,960
2013	20.134433	25.786819	28.07%	3,827
2012	16.613905	20.134433	21.19%	4,087
2011	18.244750	16.613905	-8.94%	2,625
2010	17.510807	18.244750	4.19%	2,233
2009	12.255874	17.510807	42.88%	195
2008	22.492026	12.255874	-45.51%	195
2007	16.824912	22.492026	33.68%	195
2006	15.757146	16.824912	6.78%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.036304	14.372584	2.40%	3,880
2014	13.118419	14.036304	7.00%	4,907
2013	9.902057	13.118419	32.48%	3,678
2012*	10.000000	9.902057	-0.98%	2,819
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.258392	24.323641	-10.77%	3,733
2014	31.692977	27.258392	-13.99%	4,483
2013	28.341566	31.692977	11.83%	5,652
2012	25.592595	28.341566	10.74%	5,404
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
2008	38.580923	18.033045	-53.26%	0
2007	30.802441	38.580923	25.25%	0
2006	21.467056	30.802441	43.49%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.131560	7.143017	-21.78%	3,923
2014	9.786067	9.131560	-6.69%	2,893
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.719544	12.178962	-4.25%	7,216
2014	14.052265	12.719544	-9.48%	8,736
2013	10.169223	14.052265	38.18%	7,805
2012*	10.000000	10.169223	1.69%	212
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.685975	24.898953	-3.06%	7,337
2014	23.820115	25.685975	7.83%	8,153
2013	17.952750	23.820115	32.68%	11,677
2012	15.833392	17.952750	13.39%	5,529
2011	16.256404	15.833392	-2.60%	2,316
2010	14.937872	16.256404	8.83%	2,349
2009	12.467076	14.937872	19.82%	0
2008	18.944360	12.467076	-34.19%	0
2007	17.996291	18.944360	5.27%	0
2006	15.261111	17.996291	17.92%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.402140	14.983190	4.03%	18,502
2014	14.553727	14.402140	-1.04%	15,863
2013	11.653050	14.553727	24.89%	14,931
2012	10.273024	11.653050	13.43%	1,839
2011	10.688282	10.273024	-3.89%	494
2010*	10.000000	10.688282	6.88%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.674986	-3.25%	671

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.223591	14.736950	-9.16%	0
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	1,825
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.475997	20.080778	-6.50%	2,981
2014	19.431838	21.475997	10.52%	1,813
2013	15.081830	19.431838	28.84%	485
2012	13.468372	15.081830	11.98%	407
2011	13.697071	13.468372	-1.67%	389
2010	12.370863	13.697071	10.72%	825
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.621024	13.459339	-1.19%	155,304
2014	13.258642	13.621024	2.73%	145,820
2013	10.990690	13.258642	20.64%	145,227
2012	9.707105	10.990690	13.22%	62,344
2011	9.828613	9.707105	-1.24%	37,525
2010	8.966848	9.828613	9.61%	10,403
2009	7.425270	8.966848	20.76%	1,774
2008	10.806270	7.425270	-31.29%	1,095
2007	10.405944	10.806270	3.85%	1,095
2006*	10.000000	10.405944	4.06%	1,095
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.931131	10.671398	-2.38%	15,379
2014	10.641514	10.931131	2.72%	13,410
2013	11.162660	10.641514	-4.67%	10,311
2012	10.868716	11.162660	2.70%	2,749
2011	10.505524	10.868716	3.46%	1,162
2010	10.129525	10.505524	3.71%	1,162
2009	9.230548	10.129525	9.74%	0
2008	10.466687	9.230548	-11.81%	0
2007	10.388122	10.466687	0.76%	0
2006*	10.000000	10.388122	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.406712	15.019315	4.25%	18,625
2014	14.457887	14.406712	-0.35%	18,446
2013	11.485739	14.457887	25.88%	19,981
2012	9.615008	11.485739	19.46%	8,899
2011	10.834550	9.615008	-11.26%	2,120
2010	9.948218	10.834550	8.91%	2,362
2009	7.179740	9.948218	38.56%	317
2008	11.957998	7.179740	-39.96%	317
2007	10.686985	11.957998	11.89%	317
2006*	10.000000	10.686985	6.87%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.776670	14.346869	4.14%	40,137
2014	13.028408	13.776670	5.74%	38,686
2013	10.272722	13.028408	26.83%	30,067
2012	8.942733	10.272722	14.87%	23,214
2011	9.588362	8.942733	-6.73%	9,019
2010	8.290539	9.588362	15.65%	3,255
2009	6.105029	8.290539	35.80%	338
2008	11.184549	6.105029	-45.42%	338
2007	10.216091	11.184549	9.48%	338
2006*	10.000000	10.216091	2.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.616898	12.479772	-1.09%	33,658
2014	11.697730	12.616898	7.86%	35,400
2013	8.990572	11.697730	30.11%	32,099
2012	7.849255	8.990572	14.54%	24,540
2011	8.204802	7.849255	-4.33%	13,687
2010	7.555705	8.204802	8.59%	8,328
2009	5.908398	7.555705	27.88%	3,273
2008	9.749596	5.908398	-39.40%	3,273
2007*	10.000000	9.749596	-2.50%	3,273
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.241315	-7.59%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.656443	17.779282	-4.70%	309
2014	18.592204	18.656443	0.35%	504
2013	17.745673	18.592204	4.77%	0
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0
2010	14.074796	15.583969	10.72%	0
2009	9.851999	14.074796	42.86%	0
2008	13.982184	9.851999	-29.54%	0
2007	13.856713	13.982184	0.91%	0
2006	12.802753	13.856713	8.23%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	23.062893	21.096566	-8.53%	526
2014	21.638154	23.062893	6.58%	521
2013	16.343914	21.638154	32.39%	522
2012	14.135318	16.343914	15.62%	597
2011	14.823207	14.135318	-4.64%	0
2010	13.121885	14.823207	12.97%	0
2009	10.454779	13.121885	25.51%	0
2008	17.019524	10.454779	-38.57%	0
2007	17.861184	17.019524	-4.71%	0
2006	15.794855	17.861184	13.08%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.377433	10.781102	-5.24%	0
2014	11.274687	11.377433	0.91%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.046898	10.618948	-3.87%	0
2014	11.083608	11.046898	-0.33%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.423731	12.011599	-3.32%	8,570
2014	11.915168	12.423731	4.27%	8,833
2013	8.483640	11.915168	40.45%	9,076
2012	7.421099	8.483640	14.32%	9,254
2011	8.584485	7.421099	-13.55%	506
2010	7.603174	8.584485	12.91%	0
2009	5.079792	7.603174	49.67%	0
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.297649	13.931710	-2.56%	5,235
2014	13.222171	14.297649	8.13%	4,228
2013	9.752647	13.222171	35.58%	6,590
2012	8.948768	9.752647	8.98%	4,331
2011	9.453736	8.948768	-5.34%	0
2010	7.818986	9.453736	20.91%	0
2009	6.087288	7.818986	28.45%	0
2008*	10.000000	6.087288	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.122702	11.653981	-3.87%	26,281
2014	11.855937	12.122702	2.25%	27,767
2013	9.358010	11.855937	26.69%	18,876
2012	8.234030	9.358010	13.65%	1,399
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.979598	11.597835	-3.19%	58,516
2014	11.738363	11.979598	2.06%	71,331
2013	10.462682	11.738363	12.19%	63,269
2012	9.628146	10.462682	8.67%	51
2011	9.973398	9.628146	-3.46%	15,779
2010	9.231775	9.973398	8.03%	15,779
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.208387	11.787153	-3.45%	208
2014	11.916848	12.208387	2.45%	275
2013	10.044574	11.916848	18.64%	0
2012	9.033388	10.044574	11.19%	0
2011	9.561116	9.033388	-5.52%	0
2010	8.693971	9.561116	9.97%	0
2009	7.155840	8.693971	21.49%	0
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.293880	10.969941	-2.87%	1,041
2014	11.169368	11.293880	1.11%	1,010
2013	10.878184	11.169368	2.68%	955
2012	10.342256	10.878184	5.18%	0
2011	10.421908	10.342256	-0.76%	0
2010	9.972650	10.421908	4.50%	0
2009	9.017623	9.972650	10.59%	0
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.770090	10.085979	-6.35%	8,118
2014	10.763473	10.770090	0.06%	8,271
2013*	10.000000	10.763473	7.63%	3,600
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.774906	10.029050	-6.92%	1,055
2014	10.901196	10.774906	-1.16%	10,488
2013*	10.000000	10.901196	9.01%	11,258
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.106433	11.719853	-3.19%	80,176
2014	11.831720	12.106433	2.32%	77,338
2013	10.264140	11.831720	15.27%	60,854
2012	9.335399	10.264140	9.95%	3,011
2011	9.767952	9.335399	-4.43%	647
2010	8.963277	9.767952	8.98%	647
2009	7.511606	8.963277	19.33%	0
2008*	10.000000	7.511606	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.142278	11.702050	-3.63%	0
2014	11.867707	12.142278	2.31%	0
2013	9.759166	11.867707	21.61%	0
2012	8.704464	9.759166	12.12%	0
2011	9.331274	8.704464	-6.72%	0
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.808623	11.431632	-3.19%	27,454
2014	11.594761	11.808623	1.84%	27,592
2013	10.652325	11.594761	8.85%	27,717
2012	9.893273	10.652325	7.67%	23,009
2011	10.137580	9.893273	-2.41%	15,096
2010	9.501879	10.137580	6.69%	15,268
2009	8.251709	9.501879	15.15%	0
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.645063	11.294355	-3.01%	1,849
2014	11.368969	11.645063	2.43%	2,065
2013	11.871478	11.368969	-4.23%	420
2012	11.288265	11.871478	5.17%	621
2011	10.858224	11.288265	3.96%	621
2010	10.392365	10.858224	4.48%	0
2009	9.780422	10.392365	6.26%	0
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.619173	12.283974	-2.66%	1,334
2014	12.296182	12.619173	2.63%	753
2013	12.829222	12.296182	-4.15%	721
2012	12.240525	12.829222	4.81%	721
2011	11.795397	12.240525	3.77%	567
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
2008*	10.000000	9.786216	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	28.108133	23.038728	-18.04%	2,451
2014	30.472073	28.108133	-7.76%	2,430
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
2008	48.003108	19.759512	-58.84%	0
2007	33.791817	48.003108	42.06%	0
2006	25.332516	33.791817	33.39%	122

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.959489	11.689619	-2.26%	0
2014	11.688212	11.959489	2.32%	0
2013	12.449973	11.688212	-6.12%	0
2012	12.346802	12.449973	0.84%	0
2011	11.763830	12.346802	4.96%	0
2010	11.473635	11.763830	2.53%	0
2009	11.418724	11.473635	0.48%	0
2008	10.833282	11.418724	5.40%	0
2007	10.332904	10.833282	4.84%	0
2006	10.217896	10.332904	1.13%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
2010	6.876080	7.603263	10.58%	0
2009	5.428443	6.876080	26.67%	0
2008*	10.000000	5.428443	-45.72%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.131144	8.810672	-3.51%	4,606
2014	9.947346	9.131144	-8.21%	4,047
2013	8.400722	9.947346	18.41%	188
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
2008	11.565008	6.439806	-44.32%	0
2007	10.805966	11.565008	7.02%	0
2006*	10.000000	10.805966	8.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.451176	21.749160	-3.13%	4,258
2014	21.854938	22.451176	2.73%	3,806
2013	17.552359	21.854938	24.51%	36
2012	15.477474	17.552359	13.41%	0
2011	16.464175	15.477474	-5.99%	0
2010	14.678362	16.464175	12.17%	0
2009	11.792638	14.678362	24.47%	0
2008	19.083119	11.792638	-38.20%	0
2007	18.407926	19.083119	3.67%	0
2006	16.096090	18.407926	14.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.794290	14.451064	-2.32%	22,284
2014	14.456487	14.794290	2.34%	22,341
2013	13.025523	14.456487	10.99%	22,325
2012	12.170096	13.025523	7.03%	0
2011	12.327843	12.170096	-1.28%	0
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.899940	16.448610	-2.67%	14,916
2014	16.415705	16.899940	2.95%	18,328
2013	14.039375	16.415705	16.93%	18,048
2012	12.782689	14.039375	9.83%	2,780
2011	13.186361	12.782689	-3.06%	1,982
2010	12.028785	13.186361	9.62%	1,377
2009*	10.000000	12.028785	20.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	13.023907	12.777624	-1.89%	9,645
2014	12.811652	13.023907	1.66%	13,325
2013	12.489681	12.811652	2.58%	13,549
2012	12.136632	12.489681	2.91%	14,434
2011	12.049500	12.136632	0.72%	14,546
2010	11.628939	12.049500	3.62%	14,710
2009	10.894700	11.628939	6.74%	15,558
2008	11.847685	10.894700	-8.04%	886
2007	11.491072	11.847685	3.10%	886
2006	11.061038	11.491072	3.89%	886
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.625969	10.060490	-5.32%	12,402
2014	10.599161	10.625969	0.25%	13,454
2013*	10.000000	10.599161	5.99%	12,156
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.638651	9.998183	-6.02%	9,251
2014	10.687136	10.638651	-0.45%	6,798
2013*	10.000000	10.687136	6.87%	7,016
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.923691	17.479615	-2.48%	56,294
2014	17.415214	17.923691	2.92%	57,612
2013	15.260369	17.415214	14.12%	63,356
2012	14.074710	15.260369	8.42%	21,545
2011	14.389123	14.074710	-2.19%	25,959
2010	13.258157	14.389123	8.53%	26,998
2009	11.373158	13.258157	16.57%	27,176
2008	15.133667	11.373158	-24.85%	32,099
2007	14.639493	15.133667	3.38%	32,349
2006	13.434960	14.639493	8.97%	32,529

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.556890	19.968070	-2.86%	6,493
2014	20.016368	20.556890	2.70%	7,279
2013	16.715505	20.016368	19.75%	10,195
2012	15.017217	16.715505	11.31%	15,328
2011	15.679972	15.017217	-4.23%	16,141
2010	14.201595	15.679972	10.41%	13,472
2009	11.667610	14.201595	21.72%	11,063
2008	17.380205	11.667610	-32.87%	16,199
2007	16.734925	17.380205	3.86%	16,199
2006	14.930572	16.734925	12.08%	16,199
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.543013	15.204169	-2.18%	8,977
2014	15.165754	15.543013	2.49%	9,286
2013	14.026830	15.165754	8.12%	9,586
2012	13.268954	14.026830	5.71%	5,902
2011	13.285812	13.268954	-0.13%	8,016
2010	12.512027	13.285812	6.18%	4,394
2009	11.161635	12.512027	12.10%	4,394
2008	13.426978	11.161635	-16.87%	8,795
2007	12.963992	13.426978	3.57%	8,795
2006	12.218869	12.963992	6.10%	8,795
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.370417	21.919384	2.57%	1,579
2014	20.117464	21.370417	6.23%	2,983
2013	15.085423	20.117464	33.36%	6,792
2012	13.019223	15.085423	15.87%	6,549
2011	13.645142	13.019223	-4.59%	6,806
2010	12.850326	13.645142	6.19%	7,301
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.904787	9.474028	-4.35%	9,350
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.433486	29.978156	-4.63%	6,469
2014	29.358496	31.433486	7.07%	6,643
2013	22.550669	29.358496	30.19%	6,945
2012	19.619205	22.550669	14.94%	6,134
2011	20.572894	19.619205	-4.64%	2,371
2010	16.659428	20.572894	23.49%	0
2009	12.449566	16.659428	33.82%	0
2008	20.025742	12.449566	-37.83%	0
2007	19.029607	20.025742	5.23%	0
2006	17.696534	19.029607	7.53%	151

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.983507	8.790365	-2.15%	62,417
2014	9.180892	8.983507	-2.15%	7,847
2013	9.382613	9.180892	-2.15%	24,860
2012	9.589344	9.382613	-2.16%	1,124
2011	9.799448	9.589344	-2.14%	3,129
2010	10.014756	9.799448	-2.15%	6,460
2009	10.230509	10.014756	-2.11%	6,040
2008	10.244899	10.230509	-0.14%	0
2007	9.992347	10.244899	2.53%	0
2006	9.768744	9.992347	2.29%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.134577	13.430901	-4.98%	5,750
2014	13.905116	14.134577	1.65%	5,693
2013	14.372269	13.905116	-3.25%	6,132
2012	13.085829	14.372269	9.83%	2,513
2011	12.669703	13.085829	3.28%	2,550
2010	11.708373	12.669703	8.21%	1,054
2009	9.620128	11.708373	21.71%	0
2008	11.886963	9.620128	-19.07%	0
2007	11.612491	11.886963	2.36%	0
2006	11.319271	11.612491	2.59%	415
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.233633	9.948025	-2.79%	1,386
2014	10.601854	10.233633	-3.47%	1,388
2013	8.948602	10.601854	18.47%	894
2012	7.916925	8.948602	13.03%	0
2011	8.952102	7.916925	-11.56%	374
2010	8.038841	8.952102	11.36%	452
2009	6.035998	8.038841	33.18%	452
2008*	10.000000	6.035998	-39.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.283110	13.228809	-7.38%	932
2014	16.160982	14.283110	-11.62%	926
2013	13.643935	16.160982	18.45%	0
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
2008	21.181995	11.092494	-47.63%	0
2007	21.079128	21.181995	0.49%	0
2006	17.598462	21.079128	19.78%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.662073	13.786714	0.91%	14,653
2014	12.675861	13.662073	7.78%	14,981
2013	9.637576	12.675861	31.53%	16,249
2012	8.480971	9.637576	13.64%	5,906
2011	8.956444	8.480971	-5.31%	3,268
2010	7.934473	8.956444	12.88%	4,020
2009	6.268781	7.934473	26.57%	468
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.968676	12.253720	-5.51%	6,366
2014	12.022173	12.968676	7.87%	6,324
2013	9.099031	12.022173	32.13%	5,054
2012	7.908241	9.099031	15.06%	3,801
2011	8.606015	7.908241	-8.11%	1,829
2010	7.800703	8.606015	10.32%	1,404
2009	6.256962	7.800703	24.67%	594
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.688071	13.347436	-2.49%	4,589
2014	13.487189	13.688071	1.49%	5,532
2013	9.944282	13.487189	35.63%	4,811
2012	8.865053	9.944282	12.17%	4,342
2011	9.481495	8.865053	-6.50%	337
2010	7.661708	9.481495	23.75%	301
2009	6.179627	7.661708	23.98%	301
2008*	10.000000	6.179627	-38.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.464495	15.645570	-4.97%	4,675
2014	14.378908	16.464495	14.50%	4,617
2013	10.830592	14.378908	32.76%	4,082
2012	9.513974	10.830592	13.84%	3,700
2011	9.953671	9.513974	-4.42%	2,792
2010	8.502885	9.953671	17.06%	0
2009	6.660337	8.502885	27.66%	0
2008*	10.000000	6.660337	-33.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.846898	20.506683	-1.63%	1,632
2014	20.777610	20.846898	0.33%	1,618
2013	14.750783	20.777610	40.86%	1,240
2012	13.330323	14.750783	10.66%	1,029
2011	13.740977	13.330323	-2.99%	7,697
2010	11.224708	13.740977	22.42%	5,827
2009	9.019312	11.224708	24.45%	832
2008	17.241595	9.019312	-47.69%	856
2007	16.093557	17.241595	7.13%	836
2006	15.969547	16.093557	0.78%	849

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.355557	28.751638	-8.30%	599
2014	30.013992	31.355557	4.47%	709
2013	21.905542	30.013992	37.02%	407
2012	18.609309	21.905542	17.71%	0
2011	20.114343	18.609309	-7.48%	167
2010	16.253001	20.114343	23.76%	0
2009	13.197321	16.253001	23.15%	0
2008	19.923089	13.197321	-33.76%	0
2007	21.950219	19.923089	-9.24%	0
2006	19.156088	21.950219	14.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.636056	26.529328	-4.00%	4,834
2014	28.087212	27.636056	-1.61%	4,891
2013	20.422430	28.087212	37.53%	4,921
2012	18.114007	20.422430	12.74%	4,892
2011	19.651678	18.114007	-7.82%	110
2010	16.069084	19.651678	22.29%	0
2009	12.216178	16.069084	31.54%	1,270
2008	20.253200	12.216178	-39.68%	1,297
2007	20.315831	20.253200	-0.31%	1,330
2006	18.577749	20.315831	9.36%	1,326
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.469179	20.161635	-1.50%	1,472
2014	18.708276	20.469179	9.41%	1,495
2013	14.618193	18.708276	27.98%	1,570
2012	13.122958	14.618193	11.39%	0
2011	13.360187	13.122958	-1.78%	0
2010	12.058938	13.360187	10.79%	0
2009	9.815428	12.058938	22.86%	0
2008	17.180693	9.815428	-42.87%	0
2007	16.275551	17.180693	5.56%	0
2006	14.666668	16.275551	10.97%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.378579	12.349912	-7.69%	15,392
2014	10.631183	13.378579	25.84%	15,505
2013	10.579126	10.631183	0.49%	13,991
2012	9.354492	10.579126	13.09%	7,957
2011	9.006700	9.354492	3.86%	2,289
2010	7.090025	9.006700	27.03%	717
2009	5.551826	7.090025	27.71%	8,769
2008*	10.000000	5.551826	-44.48%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.869785	12.711821	-1.23%	29,436
2014	11.631459	12.869785	10.65%	14,649
2013*	10.000000	11.631459	16.31%	12,837

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.955337	9.708053	-2.48%	5,453
2014	10.124076	9.955337	-1.67%	5,058
2013	10.335646	10.124076	-2.05%	3,109
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	4,968
2010	10.271377	10.293761	0.22%	4,607
2009	9.800278	10.271377	4.81%	0
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.785198	11.899530	-6.93%	920
2014	12.497315	12.785198	2.30%	920
2013*	10.000000	12.497315	24.97%	920
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.154944	13.309931	-5.97%	2,670
2014	15.749135	14.154944	-10.12%	2,424
2013	13.402022	15.749135	17.51%	311
2012	11.455869	13.402022	16.99%	2,282
2011	13.368509	11.455869	-14.31%	1,254
2010	12.846780	13.368509	4.06%	1,288
2009*	10.000000	12.846780	28.47%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.593644	27.268926	-1.18%	273
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.644460	9.454441	-1.97%	0
2014	9.796615	9.644460	-1.55%	0
2013	9.950491	9.796615	-1.55%	0
2012	9.721973	9.950491	2.35%	0
2011	9.906396	9.721973	-1.86%	0
2010	9.615846	9.906396	3.02%	0
2009	8.671443	9.615846	10.89%	0
2008	10.236686	8.671443	-15.29%	0
2007	9.986333	10.236686	2.51%	0
2006	9.793625	9.986333	1.97%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.720463	22.128896	-2.60%	0
2014	21.035752	22.720463	8.01%	0
2013	15.622947	21.035752	34.65%	0
2012	14.387365	15.622947	8.59%	0
2011	15.170175	14.387365	-5.16%	0
2010	12.619090	15.170175	20.22%	0
2009	9.812617	12.619090	28.60%	0
2008	16.560730	9.812617	-40.75%	0
2007	15.729072	16.560730	5.29%	0
2006	14.136584	15.729072	11.27%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.709726	9.979624	-6.82%	1,173
2014	10.658319	10.709726	0.48%	1,210
2013	10.135732	10.658319	5.16%	1,252
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.453973	10.156502	-11.33%	680
2014	11.603088	11.453973	-1.29%	659
2013	10.254367	11.603088	13.15%	642
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.287112	10.307471	-8.68%	3,698
2014	11.253950	11.287112	0.29%	0
2013	10.271999	11.253950	9.56%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.597404	27.995705	1.44%	1,278
2014	27.635635	27.597404	-0.14%	1,329
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
2008	23.293079	13.599359	-41.62%	0
2007	22.442928	23.293079	3.79%	0
2006	19.541505	22.442928	14.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.910067	9.455343	-4.59%	0
2014	9.881618	9.910067	0.29%	294
2013	10.135959	9.881618	-2.51%	566
2012*	10.000000	10.135959	1.36%	566
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.981906	9.061745	0.89%	1,132
2014*	10.000000	8.981906	-10.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.732156	21.925576	0.89%	299
2014	20.117327	21.732156	8.03%	391
2013	15.641602	20.117327	28.61%	497
2012	13.709058	15.641602	14.10%	520
2011	14.053857	13.709058	-2.45%	609
2010	12.400019	14.053857	13.34%	623
2009	9.900851	12.400019	25.24%	674
2008	16.487121	9.900851	-39.95%	761
2007	16.179663	16.487121	1.90%	779
2006	14.407783	16.179663	12.30%	755

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.940791	30.268263	-8.11%	646
2014	30.150620	32.940791	9.25%	1,152
2013	21.911475	30.150620	37.60%	1,459
2012	19.031177	21.911475	15.13%	1,092
2011	19.923293	19.031177	-4.48%	0
2010	16.545827	19.923293	20.41%	0
2009	12.353254	16.545827	33.94%	0
2008	20.364636	12.353254	-39.34%	0
2007	21.108468	20.364636	-3.52%	0
2006	18.813314	21.108468	12.20%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.171179	9.037994	-11.14%	9,222
2014	10.347613	10.171179	-1.71%	9,624
2013	10.563432	10.347613	-2.04%	6,008
2012*	10.000000	10.563432	5.63%	1,019
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.337415	10.297659	-9.17%	4,845
2014	11.551762	11.337415	-1.86%	5,264
2013	12.635348	11.551762	-8.58%	4,257
2012	12.271629	12.635348	2.96%	2,832
2011	11.567017	12.271629	6.09%	6,296
2010	10.808196	11.567017	7.02%	2,789
2009*	10.000000	10.808196	8.08%	108
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	11.029176	10.814584	-1.95%	15,841
2014	11.187797	11.029176	-1.42%	18,144
2013	11.460232	11.187797	-2.38%	18,125
2012	11.075823	11.460232	3.47%	2,067
2011	11.205585	11.075823	-1.16%	20,125
2010	10.887208	11.205585	2.92%	17,467
2009*	10.000000	10.887208	8.87%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.410747	10.221099	-1.82%	70,949
2014	10.213832	10.410747	1.93%	71,160
2013	10.657042	10.213832	-4.16%	70,843
2012	9.946827	10.657042	7.14%	59,996
2011*	10.000000	9.946827	-0.53%	21,564

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	19.074857	17.259641	-9.52%	0
2014	17.604506	19.074857	8.35%	0
2013	13.260201	17.604506	32.76%	0
2012	11.375297	13.260201	16.57%	0
2011	12.190586	11.375297	-6.69%	0
2010	10.892182	12.190586	11.92%	0
2009	8.575104	10.892182	27.02%	0
2008	14.296059	8.575104	-40.02%	0
2007	15.551102	14.296059	-8.07%	0
2006	13.710342	15.551102	13.43%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.653242	16.317992	-2.01%	0
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
2008	20.866336	11.443318	-45.16%	0
2007	19.680679	20.866336	6.02%	0
2006	15.746846	19.680679	24.98%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.959382	19.254906	-8.13%	0
2014	19.522153	20.959382	7.36%	0
2013	13.881175	19.522153	40.64%	0
2012	12.419773	13.881175	11.77%	0
2011	15.449926	12.419773	-19.61%	0
2010	13.070650	15.449926	18.20%	0
2009	8.150088	13.070650	60.37%	0
2008	13.228163	8.150088	-38.39%	0
2007	12.813104	13.228163	3.24%	0
2006	12.418857	12.813104	3.17%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.451477	30.210973	10.05%	7,459
2014	21.378928	27.451477	28.40%	8,268
2013	14.515903	21.378928	47.28%	8,313
2012	11.324843	14.515903	28.18%	3,560
2011	10.484270	11.324843	8.02%	602
2010*	10.000000	10.484270	4.84%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	12.036895	11.680061	-2.96%	0
2014	11.436161	12.036895	5.25%	0
2013	11.755656	11.436161	-2.72%	0
2012	11.003070	11.755656	6.84%	0
2011	10.667727	11.003070	3.14%	0
2010	10.202356	10.667727	4.56%	0
2009	9.532302	10.202356	7.03%	0
2008	10.879266	9.532302	-12.38%	0
2007	10.568123	10.879266	2.94%	0
2006	10.428329	10.568123	1.34%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.568384	19.889548	-3.30%	0
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
2008	16.677832	13.874525	-16.81%	0
2007	16.021737	16.677832	4.10%	0
2006	14.776404	16.021737	8.43%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.178353	-18.22%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.287036	5.396459	-34.88%	3,485
2014	10.469426	8.287036	-20.85%	3,555
2013	9.679796	10.469426	8.16%	3,874
2012*	10.000000	9.679796	-3.20%	4,140
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.163120	5.301448	-35.06%	8,832
2014	10.343958	8.163120	-21.08%	7,097
2013	9.584479	10.343958	7.92%	6,626
2012*	10.000000	9.584479	-4.16%	2,219
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.874220	20.786855	-4.97%	281
2014	22.782777	21.874220	-3.99%	1,131
2013	15.498174	22.782777	47.00%	1,124
2012	14.683773	15.498174	5.55%	903
2011	15.728823	14.683773	-6.64%	833
2010	12.679469	15.728823	24.05%	582
2009	8.489079	12.679469	49.36%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.361933	22.181987	-0.80%	0
2014	20.921291	22.361933	6.89%	0
2013	15.893630	20.921291	31.63%	0
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
2008	17.742577	10.290345	-42.00%	0
2007	17.302913	17.742577	2.54%	0
2006	15.122568	17.302913	14.42%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.887307	29.409928	-7.77%	0
2014	29.927338	31.887307	6.55%	0
2013	22.232804	29.927338	34.61%	0
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	0
2010	17.343216	21.472153	23.81%	0
2009	12.430721	17.343216	39.52%	0
2008	19.782804	12.430721	-37.16%	0
2007	19.925923	19.782804	-0.72%	0
2006	17.839372	19.925923	11.70%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.503325	11.926397	-4.61%	0
2014	12.376204	12.503325	1.03%	0
2013	13.827122	12.376204	-10.49%	0
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	0
2008	11.295044	10.871059	-3.75%	0
2007	10.548990	11.295044	7.07%	0
2006	10.617105	10.548990	-0.64%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.465915	20.664518	-8.02%	0
2014	20.449498	22.465915	9.86%	0
2013	15.433078	20.449498	32.50%	0
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
2008	16.739842	10.685450	-36.17%	0
2007	17.193049	16.739842	-2.64%	0
2006	15.048456	17.193049	14.25%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.703488	20.890693	-3.74%	0
2014	19.091446	21.703488	13.68%	0
2013	15.027459	19.091446	27.04%	0
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	0
2009	9.228892	11.715784	26.95%	0
2008	12.500560	9.228892	-26.17%	0
2007	13.101121	12.500560	-4.58%	0
2006	11.141491	13.101121	17.59%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	11.993088	11.603541	-3.25%	0
2014	11.916280	11.993088	0.64%	0
2013	10.104760	11.916280	17.93%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.707758	-2.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.735632	-2.64%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.560631	11.490393	-8.52%	0
2014	12.159997	12.560631	3.29%	0
2013*	10.000000	12.159997	21.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.478881	30.069101	-4.48%	0
2014	30.618868	31.478881	2.81%	0
2013	22.248661	30.618868	37.62%	0
2012	19.656053	22.248661	13.19%	0
2011	19.984863	19.656053	-1.65%	0
2010	16.239741	19.984863	23.06%	0
2009	13.281286	16.239741	22.28%	0
2008	19.657546	13.281286	-32.44%	0
2007	20.234801	19.657546	-2.85%	0
2006	18.082798	20.234801	11.90%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.808024	22.499952	-1.35%	0
2014	20.619086	22.808024	10.62%	0
2013	16.007451	20.619086	28.81%	0
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	0
2009	10.328190	12.731742	23.27%	0
2008	16.849197	10.328190	-38.70%	0
2007	16.411152	16.849197	2.67%	0
2006	14.564544	16.411152	12.68%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.586423	19.587114	-4.85%	0
2014	19.521593	20.586423	5.45%	0
2013	16.520104	19.521593	18.17%	0
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
2008	15.600591	10.722248	-31.27%	0
2007	14.930425	15.600591	4.49%	0
2006	13.136216	14.930425	13.66%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.333417	17.477796	-4.67%	0
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
2008	13.484183	8.205994	-39.14%	0
2007	15.542493	13.484183	-13.24%	0
2006	15.350735	15.542493	1.25%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.846030	9.533872	-3.17%	0
2014	10.010236	9.846030	-1.64%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.946789	13.677333	-8.49%	0
2014	15.489160	14.946789	-3.50%	0
2013	13.639611	15.489160	13.56%	0
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
2010	12.410350	13.716347	10.52%	0
2009	11.203339	12.410350	10.77%	0
2008	16.287932	11.203339	-31.22%	0
2007	15.191610	16.287932	7.22%	0
2006	13.415167	15.191610	13.24%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.724909	12.390267	-2.63%	0
2014	12.569598	12.724909	1.24%	0
2013	12.756627	12.569598	-1.47%	0
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0
2010	11.282294	11.947988	5.90%	0
2009	9.600863	11.282294	17.51%	0
2008	10.618872	9.600863	-9.59%	0
2007	10.328144	10.618872	2.81%	0
2006	10.161522	10.328144	1.64%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.154772	13.769924	-2.72%	0
2014	13.888325	14.154772	1.92%	0
2013	12.545176	13.888325	10.71%	0
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	0
2009	8.846750	10.724769	21.23%	0
2008	12.088438	8.846750	-26.82%	0
2007	11.401552	12.088438	6.02%	0
2006	10.638142	11.401552	7.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.676154	14.287368	-2.65%	0
2014	14.347007	14.676154	2.29%	0
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	0
2011	11.877674	11.472664	-3.41%	0
2010	10.622572	11.877674	11.82%	0
2009	8.449381	10.622572	25.72%	0
2008	12.856848	8.449381	-34.28%	0
2007	11.955939	12.856848	7.54%	0
2006	10.943211	11.955939	9.25%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.315059	14.898763	-2.72%	0
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0
2008	13.377180	8.088554	-39.53%	0
2007	12.315172	13.377180	8.62%	0
2006	11.150275	12.315172	10.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.958734	12.368603	-22.50%	0
2014	18.706175	15.958734	-14.69%	0
2013	15.406781	18.706175	21.42%	0
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
2010	13.921125	16.223362	16.54%	0
2009	9.645606	13.921125	44.33%	0
2008	21.632225	9.645606	-55.41%	0
2007	15.188855	21.632225	42.42%	0
2006	13.316891	15.188855	14.06%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.212633	19.866582	-6.35%	0
2014	19.994366	21.212633	6.09%	0
2013	15.993367	19.994366	25.02%	0
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	0
2008	17.774541	9.940652	-44.07%	0
2007	17.948222	17.774541	-0.97%	0
2006	15.301338	17.948222	17.30%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.820347	23.859236	4.55%	0
2014	21.018865	22.820347	8.57%	0
2013	15.802459	21.018865	33.01%	0
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0
2008	18.491861	9.528748	-48.47%	0
2007	14.929730	18.491861	23.86%	0
2006	14.323296	14.929730	4.23%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.930203	12.538269	-3.03%	0
2014	12.517818	12.930203	3.29%	0
2013	13.069669	12.517818	-4.22%	0
2012	12.655223	13.069669	3.27%	0
2011	12.088622	12.655223	4.69%	0
2010	11.493027	12.088622	5.18%	0
2009	10.177160	11.493027	12.93%	0
2008	10.779227	10.177160	-5.59%	0
2007	10.590479	10.779227	1.78%	0
2006	10.397935	10.590479	1.85%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.967851	32.679385	-3.79%	0
2014	32.756258	33.967851	3.70%	0
2013	24.650595	32.756258	32.88%	0
2012	22.002291	24.650595	12.04%	0
2011	25.235136	22.002291	-12.81%	0
2010	20.068370	25.235136	25.75%	0
2009	14.682911	20.068370	36.68%	0
2008	24.860134	14.682911	-40.94%	0
2007	22.041575	24.860134	12.79%	0
2006	20.049309	22.041575	9.94%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.244873	20.452099	1.02%	0
2014	22.573278	20.244873	-10.31%	0
2013	17.731695	22.573278	27.30%	0
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
2008	24.956671	13.677383	-45.20%	0
2007	21.803009	24.956671	14.46%	0
2006	18.928040	21.803009	15.19%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.621197	27.098385	-5.32%	0
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	0
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0
2008	21.576474	10.278836	-52.36%	0
2007	20.925880	21.576474	3.11%	0
2006	18.442873	20.925880	13.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	0
2010	10.230415	11.273453	10.20%	0
2009	7.714445	10.230415	32.61%	0
2008	11.213757	7.714445	-31.21%	0
2007	11.052167	11.213757	1.46%	0
2006*	10.000000	11.052167	10.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.168165	21.831856	-5.77%	0
2014	21.788698	23.168165	6.33%	0
2013	17.178468	21.788698	26.84%	0
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	0
2010	12.825770	15.133402	17.99%	0
2009	11.175941	12.825770	14.76%	0
2008	15.675886	11.175941	-28.71%	0
2007	16.473253	15.675886	-4.84%	0
2006	14.380383	16.473253	14.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.827358	27.016132	-9.42%	0
2014	30.325331	29.827358	-1.64%	0
2013	22.759468	30.325331	33.24%	0
2012	19.657896	22.759468	15.78%	0
2011	20.884584	19.657896	-5.87%	0
2010	16.653826	20.884584	25.40%	0
2009	13.184473	16.653826	26.31%	0
2008	20.127009	13.184473	-34.49%	0
2007	21.084166	20.127009	-4.54%	0
2006	18.427835	21.084166	14.41%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	20.053603	18.338863	-8.55%	0
2014	23.073410	20.053603	-13.09%	0
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
2008	22.912118	13.359553	-41.69%	0
2007	20.293444	22.912118	12.90%	0
2006	17.084693	20.293444	18.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.654738	9.035805	-6.41%	0
2014	9.694231	9.654738	-0.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.865012	14.204079	2.45%	0
2014	13.106301	13.865012	5.79%	0
2013	9.586119	13.106301	36.72%	0
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.620897	13.459984	-1.18%	0
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	15.027973	13.470536	-10.36%	0
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.577594	10.586296	-8.56%	0
2014	11.616749	11.577594	-0.34%	0
2013	10.749390	11.616749	8.07%	0
2012*	10.000000	10.749390	7.49%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.415603	12.362025	-7.85%	0
2014	12.716657	13.415603	5.50%	0
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.632737	21.243645	-1.80%	0
2014	20.435769	21.632737	5.86%	0
2013	17.441431	20.435769	17.17%	0
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
2008	14.884072	12.218661	-17.91%	0
2007	13.800918	14.884072	7.85%	0
2006	12.779504	13.800918	7.99%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.726339	-2.74%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.203452	29.780955	9.47%	0
2014	25.643905	27.203452	6.08%	0
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	0
2010	17.449390	18.171475	4.14%	0
2009	12.219126	17.449390	42.80%	0
2008	22.436096	12.219126	-45.54%	0
2007	16.791689	22.436096	33.61%	0
2006	15.734038	16.791689	6.72%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	14.017124	14.345600	2.34%	0
2014	13.107199	14.017124	6.94%	0
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	27.093428	24.164065	-10.81%	0
2014	31.517293	27.093428	-14.04%	0
2013	28.198864	31.517293	11.77%	0
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
2008	38.484986	17.978972	-53.28%	0
2007	30.741631	38.484986	25.19%	0
2006	21.435594	30.741631	43.41%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.702220	12.156168	-4.30%	0
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	0
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.530576	24.735666	-3.11%	0
2014	23.688108	25.530576	7.78%	0
2013	17.862377	23.688108	32.61%	0
2012	15.761758	17.862377	13.33%	0
2011	16.191113	15.761758	-2.65%	0
2010	14.885481	16.191113	8.77%	0
2009	12.429695	14.885481	19.76%	0
2008	18.897248	12.429695	-34.22%	0
2007	17.960754	18.897248	5.21%	0
2006	15.238732	17.960754	17.86%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.367827	14.939858	3.98%	0
2014	14.526499	14.367827	-1.09%	0
2013	11.637191	14.526499	24.83%	0
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.671201	-3.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.413917	20.012495	-6.54%	0
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.560787	13.392959	-1.24%	0
2014	13.206766	13.560787	2.68%	0
2013	10.953289	13.206766	20.57%	0
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
2008	10.797061	7.415149	-31.32%	0
2007	10.402421	10.797061	3.79%	0
2006*	10.000000	10.402421	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.882810	10.618800	-2.43%	0
2014	10.599899	10.882810	2.67%	0
2013	11.124682	10.599899	-4.72%	0
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.342990	14.945249	4.20%	0
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	0
2006*	10.000000	10.683364	6.83%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.715751	14.276144	4.09%	0
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.567526	12.424579	-1.14%	0
2014	11.657913	12.567526	7.80%	0
2013	8.964552	11.657913	30.04%	0
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.239107	-7.61%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.543558	17.662678	-4.75%	0
2014	18.489154	18.543558	0.29%	0
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
2008	13.947395	9.822458	-29.57%	0
2007	13.829343	13.947395	0.85%	0
2006	12.783973	13.829343	8.18%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.923327	20.958174	-8.57%	0
2014	21.518216	22.923327	6.53%	0
2013	16.261624	21.518216	32.33%	0
2012	14.071359	16.261624	15.57%	0
2011	14.763659	14.071359	-4.69%	0
2010	13.075858	14.763659	12.91%	0
2009	10.423428	13.075858	25.45%	0
2008	16.977195	10.423428	-38.60%	0
2007	17.825916	16.977195	-4.76%	0
2006	15.771695	17.825916	13.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.367732	10.766406	-5.29%	0
2014	11.270833	11.367732	0.86%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.037483	10.604477	-3.92%	0
2014	11.079823	11.037483	-0.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.381471	11.964625	-3.37%	0
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.248936	13.877142	-2.61%	0
2014	13.183866	14.248936	8.08%	0
2013	9.729364	13.183866	35.51%	0
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.938789	11.552426	-3.24%	0
2014	11.704365	11.938789	2.00%	0
2013	10.437720	11.704365	12.14%	0
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	0
2013	10.020638	11.882387	18.58%	0
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.255488	10.927071	-2.92%	0
2014	11.137086	11.255488	1.06%	0
2013	10.852280	11.137086	2.62%	0
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.065292	11.674066	-3.24%	15,534
2014	11.797543	12.065292	2.27%	16,974
2013	10.239715	11.797543	15.21%	18,389
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.605431	11.250161	-3.06%	0
2014	11.336079	11.605431	2.38%	0
2013	11.843194	11.336079	-4.28%	0
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
2008*	10.000000	9.777090	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.938018	22.887585	-18.08%	0
2014	30.303154	27.938018	-7.80%	0
2013	30.852565	30.303154	-1.78%	0
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
2008	47.883735	19.700259	-58.86%	0
2007	33.725100	47.883735	41.98%	0
2006	25.295383	33.725100	33.33%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.887106	11.612923	-2.31%	0
2014	11.623414	11.887106	2.27%	0
2013	12.387283	11.623414	-6.17%	0
2012	12.290923	12.387283	0.78%	0
2011	11.716553	12.290923	4.90%	0
2010	11.433372	11.716553	2.48%	0
2009	11.384473	11.433372	0.43%	0
2008	10.806310	11.384473	5.35%	0
2007	10.312477	10.806310	4.79%	0
2006	10.202901	10.312477	1.07%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.407890	7.958021	-5.35%	0
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
2008*	10.000000	5.426594	-45.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
2007	10.802306	11.555148	6.97%	0
2006*	10.000000	10.802306	8.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.315306	21.606498	-3.18%	0
2014	21.733789	22.315306	2.68%	0
2013	17.463989	21.733789	24.45%	0
2012	15.407437	17.463989	13.35%	0
2011	16.398041	15.407437	-6.04%	0
2010	14.626875	16.398041	12.11%	0
2009	11.757277	14.626875	24.41%	0
2008	19.035645	11.757277	-38.24%	0
2007	18.371568	19.035645	3.61%	0
2006	16.072489	18.371568	14.30%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.751467	14.401864	-2.37%	0
2014	14.422004	14.751467	2.28%	0
2013	13.001097	14.422004	10.93%	0
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.945045	12.693762	-1.94%	0
2014	12.740586	12.945045	1.60%	0
2013	12.426751	12.740586	2.53%	0
2012	12.081680	12.426751	2.86%	0
2011	12.001071	12.081680	0.67%	0
2010	11.588123	12.001071	3.56%	0
2009	10.862009	11.588123	6.68%	0
2008	11.818178	10.862009	-8.09%	0
2007	11.468347	11.818178	3.05%	0
2006	11.044797	11.468347	3.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.815286	17.365008	-2.53%	0
2014	17.318724	17.815286	2.87%	0
2013	15.183567	17.318724	14.06%	0
2012	14.011054	15.183567	8.37%	7,695
2011	14.331351	14.011054	-2.23%	8,265
2010	13.211670	14.331351	8.47%	9,039
2009	11.339064	13.211670	16.51%	10,429
2008	15.096021	11.339064	-24.89%	11,356
2007	14.610575	15.096021	3.32%	40,104
2006	13.415265	14.610575	8.91%	41,607

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.432495	19.837104	-2.91%	0
2014	19.905411	20.432495	2.65%	0
2013	16.631340	19.905411	19.69%	0
2012	14.949262	16.631340	11.25%	0
2011	15.616983	14.949262	-4.28%	0
2010	14.151761	15.616983	10.35%	0
2009	11.632622	14.151761	21.66%	0
2008	17.336966	11.632622	-32.90%	395
2007	16.701878	17.336966	3.80%	395
2006	14.908678	16.701878	12.03%	16,228
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.448958	15.104456	-2.23%	0
2014	15.081694	15.448958	2.44%	0
2013	13.956215	15.081694	8.06%	0
2012	13.208920	13.956215	5.66%	0
2011	13.232452	13.208920	-0.18%	0
2010	12.468141	13.232452	6.13%	0
2009	11.128173	12.468141	12.04%	0
2008	13.393572	11.128173	-16.91%	0
2007	12.938375	13.393572	3.52%	0
2006	12.200939	12.938375	6.04%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.308616	21.844833	2.52%	0
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	0
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.243306	29.781555	-4.68%	0
2014	29.195791	31.243306	7.01%	0
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	0
2010	16.600993	20.490280	23.43%	0
2009	12.412237	16.600993	33.75%	0
2008	19.975938	12.412237	-37.86%	0
2007	18.992036	19.975938	5.18%	0
2006	17.670599	18.992036	7.48%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.928965	8.732526	-2.20%	0
2014	9.129818	8.928965	-2.20%	0
2013	9.335189	9.129818	-2.20%	0
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	0
2010	9.979424	9.759894	-2.20%	0
2009	10.199628	9.979424	-2.16%	0
2008	10.219198	10.199628	-0.19%	0
2007	9.972402	10.219198	2.47%	0
2006	9.754214	9.972402	2.24%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	14.049031	13.342799	-5.03%	0
2014	13.828018	14.049031	1.60%	0
2013	14.299888	13.828018	-3.30%	0
2012	13.026591	14.299888	9.77%	0
2011	12.618769	13.026591	3.23%	0
2010	11.667273	12.618769	8.16%	0
2009	9.591260	11.667273	21.64%	0
2008	11.857361	9.591260	-19.11%	0
2007	11.589519	11.857361	2.31%	0
2006	11.302647	11.589519	2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.198779	9.909075	-2.84%	0
2014	10.571160	10.198779	-3.52%	0
2013	8.927250	10.571160	18.41%	0
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
2008*	10.000000	6.033930	-39.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.198122	13.143383	-7.43%	0
2014	16.073054	14.198122	-11.67%	0
2013	13.576639	16.073054	18.39%	0
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
2008	21.131545	11.060389	-47.66%	0
2007	21.039744	21.131545	0.44%	0
2006	17.574518	21.039744	19.72%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.615611	13.732808	0.86%	0
2014	12.639216	13.615611	7.73%	0
2013	9.614618	12.639216	31.46%	0
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.924536	12.205760	-5.56%	0
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.641543	13.295271	-2.54%	0
2014	13.448209	13.641543	1.44%	0
2013	9.920609	13.448209	35.56%	0
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
2008*	10.000000	6.177518	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.408460	15.584364	-5.02%	0
2014	14.337307	16.408460	14.45%	0
2013	10.804765	14.337307	32.69%	0
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.720754	20.372175	-1.68%	0
2014	20.662449	20.720754	0.28%	0
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
2008	17.198738	8.992275	-47.72%	0
2007	16.061803	17.198738	7.08%	0
2006	15.946162	16.061803	0.73%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	31.165846	28.563064	-8.35%	0
2014	29.847658	31.165846	4.42%	0
2013	21.795270	29.847658	36.95%	0
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0
2008	19.873522	13.157737	-33.79%	0
2007	21.906881	19.873522	-9.28%	0
2006	19.128017	21.906881	14.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.468815	26.355306	-4.05%	0
2014	27.931512	27.468815	-1.66%	0
2013	20.319595	27.931512	37.46%	0
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
2008	20.202825	12.179554	-39.71%	0
2007	20.275718	20.202825	-0.36%	0
2006	18.550515	20.275718	9.30%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.345283	20.029362	-1.55%	0
2014	18.604547	20.345283	9.36%	0
2013	14.544570	18.604547	27.91%	0
2012	13.063558	14.544570	11.34%	0
2011	13.306493	13.063558	-1.83%	0
2010	12.016606	13.306493	10.73%	0
2009	9.785982	12.016606	22.79%	0
2008	17.137937	9.785982	-42.90%	0
2007	16.243400	17.137937	5.51%	0
2006	14.645159	16.243400	10.91%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.333044	12.301583	-7.74%	0
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
2008*	10.000000	5.549924	-44.50%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.113984	13.264625	-6.02%	0
2014	15.711594	14.113984	-10.17%	0
2013	13.376906	15.711594	17.45%	0
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.424968	27.088378	-1.23%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.586051	9.392379	-2.02%	0
2014	9.742269	9.586051	-1.60%	0
2013	9.900358	9.742269	-1.60%	0
2012	9.677955	9.900358	2.30%	0
2011	9.866572	9.677955	-1.91%	0
2010	9.582086	9.866572	2.97%	0
2009	8.645410	9.582086	10.83%	0
2008	10.211189	8.645410	-15.33%	0
2007	9.966578	10.211189	2.45%	0
2006	9.779236	9.966578	1.92%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.585310	21.986013	-2.65%	0
2014	20.921308	22.585310	7.95%	0
2013	15.545891	20.921308	34.58%	0
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
2010	12.576121	15.110806	20.15%	0
2009	9.784205	12.576121	28.53%	0
2008	16.521247	9.784205	-40.78%	0
2007	15.699644	16.521247	5.23%	0
2006	14.117328	15.699644	11.21%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.697895	9.963497	-6.86%	0
2014	10.651988	10.697895	0.43%	0
2013	10.134893	10.651988	5.10%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.441331	10.140120	-11.37%	0
2014	11.596212	11.441331	-1.34%	0
2013	10.253519	11.596212	13.09%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.274643	10.290820	-8.73%	0
2014	11.247267	11.274643	0.24%	0
2013	10.271155	11.247267	9.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.430424	27.812084	1.39%	0
2014	27.482467	27.430424	-0.19%	0
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
2008	23.235151	13.558584	-41.65%	0
2007	22.398614	23.235151	3.73%	0
2006	19.512863	22.398614	14.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.899039	9.439986	-4.64%	0
2014	9.875667	9.899039	0.24%	0
2013	10.135027	9.875667	-2.56%	0
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.600670	21.781778	0.84%	0
2014	20.005831	21.600670	7.97%	0
2013	15.562853	20.005831	28.55%	0
2012	13.647025	15.562853	14.04%	0
2011	13.997406	13.647025	-2.50%	0
2010	12.356512	13.997406	13.28%	0
2009	9.871159	12.356512	25.18%	0
2008	16.446107	9.871159	-39.98%	0
2007	16.147721	16.446107	1.85%	0
2006	14.386668	16.147721	12.24%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.741484	30.069747	-8.16%	0
2014	29.983512	32.741484	9.20%	0
2013	21.801155	29.983512	37.53%	0
2012	18.945064	21.801155	15.08%	0
2011	19.843257	18.945064	-4.53%	0
2010	16.487767	19.843257	20.35%	0
2009	12.316200	16.487767	33.87%	0
2008	20.313975	12.316200	-39.37%	0
2007	21.066785	20.313975	-3.57%	0
2006	18.785740	21.066785	12.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.997248	10.777766	-2.00%	0
2014	11.161119	10.997248	-1.47%	0
2013	11.438755	11.161119	-2.43%	0
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.391266	10.196770	-1.87%	0
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	0
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.961451	17.148251	-9.56%	0
2014	17.508788	18.961451	8.30%	0
2013	13.194837	17.508788	32.69%	0
2012	11.325023	13.194837	16.51%	0
2011	12.142900	11.325023	-6.74%	0
2010	10.855113	12.142900	11.86%	0
2009	8.550290	10.855113	26.96%	0
2008	14.261993	8.550290	-40.05%	0
2007	15.522027	14.261993	-8.12%	0
2006	13.691687	15.522027	13.37%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.554223	16.212670	-2.06%	0
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
2008	20.816623	11.410208	-45.19%	0
2007	19.643879	20.816623	5.97%	0
2006	15.725403	19.643879	24.92%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.834759	19.130622	-8.18%	0
2014	19.415999	20.834759	7.31%	0
2013	13.812752	19.415999	40.57%	0
2012	12.364896	13.812752	11.71%	0
2011	15.389504	12.364896	-19.65%	0
2010	13.026183	15.389504	18.14%	0
2009	8.126514	13.026183	60.29%	0
2008	13.196661	8.126514	-38.42%	0
2007	12.789150	13.196661	3.19%	0
2006	12.401960	12.789150	3.12%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.386120	30.123660	10.00%	0
2014	21.338927	27.386120	28.34%	0
2013	14.496145	21.338927	47.20%	0
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.965305	11.604664	-3.01%	0
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
2008	10.853331	9.504716	-12.43%	0
2007	10.548345	10.853331	2.89%	0
2006	10.414131	10.548345	1.29%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.442589	19.757797	-3.35%	0
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
2008	16.635261	13.832041	-16.85%	0
2007	15.989055	16.635261	4.04%	0
2006	14.753788	15.989055	8.37%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.175556	-18.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.275725	5.386327	-34.91%	0
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.761296	20.668980	-5.02%	0
2014	22.676759	21.761296	-4.04%	0
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.244424	10.848509	-3.52%	1,045
2014	11.038857	11.244424	1.86%	1,544
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.226564	22.036432	-0.86%	95
2014	20.805279	22.226564	6.83%	95
2013	15.813563	20.805279	31.57%	95
2012	13.798846	15.813563	14.60%	95
2011	13.307951	13.798846	3.69%	95
2010	12.069326	13.307951	10.26%	95
2009	10.259472	12.069326	17.64%	95
2008	17.698426	10.259472	-42.03%	95
2007	17.268719	17.698426	2.49%	95
2006	15.100376	17.268719	14.36%	95
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.694266	29.216938	-7.82%	314
2014	29.761369	31.694266	6.49%	372
2013	22.120795	29.761369	34.54%	87
2012	19.102982	22.120795	15.80%	87
2011	21.385861	19.102982	-10.67%	87
2010	17.282343	21.385861	23.74%	87
2009	12.393425	17.282343	39.45%	87
2008	19.733575	12.393425	-37.20%	87
2007	19.886557	19.733575	-0.77%	87
2006	17.813215	19.886557	11.64%	87
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.426837	11.847379	-4.66%	1,414
2014	12.306787	12.426837	0.98%	771
2013	13.756602	12.306787	-10.54%	0
2012	13.106022	13.756602	4.96%	0
2011	11.997664	13.106022	9.24%	0
2010	11.676054	11.997664	2.75%	0
2009	10.837755	11.676054	7.73%	0
2008	11.266200	10.837755	-3.80%	0
2007	10.527461	11.266200	7.02%	0
2006	10.600839	10.527461	-0.69%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.329856	20.528868	-8.07%	0
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
2008	16.698145	10.653374	-36.20%	0
2007	17.159051	16.698145	-2.69%	0
2006	15.026376	17.159051	14.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.596512	20.777100	-3.79%	5,805
2014	19.007056	21.596512	13.62%	4,337
2013	14.968686	19.007056	26.98%	0
2012	13.175924	14.968686	13.61%	0
2011	13.593186	13.175924	-3.07%	0
2010	11.687865	13.593186	16.30%	0
2009	9.211612	11.687865	26.88%	0
2008	12.483546	9.211612	-26.21%	0
2007	13.090018	12.483546	-4.63%	0
2006	11.137716	13.090018	17.53%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	11.979846	11.584814	-3.30%	43,989
2014	11.909203	11.979846	0.59%	53,791
2013	10.103928	11.909203	17.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.704438	-2.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.520049	14.051223	-3.23%	39,731
2014	14.572708	14.520049	-0.36%	26,219
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.732303	-2.68%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.549926	11.474725	-8.57%	3,952
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.819404	10.309826	-4.71%	2,316
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.288254	29.871721	-4.53%	0
2014	30.449022	31.288254	2.76%	0
2013	22.136555	30.449022	37.55%	0
2012	19.567037	22.136555	13.13%	0
2011	19.904520	19.567037	-1.70%	0
2010	16.182730	19.904520	23.00%	0
2009	13.241435	16.182730	22.21%	0
2008	19.608616	13.241435	-32.47%	0
2007	20.194818	19.608616	-2.90%	0
2006	18.056269	20.194818	11.84%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.669915	22.352272	-1.40%	0
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	0
2012	14.110692	15.926800	12.87%	0
2011	14.204638	14.110692	-0.66%	0
2010	12.687047	14.204638	11.96%	0
2009	10.297195	12.687047	23.21%	0
2008	16.807245	10.297195	-38.73%	0
2007	16.378714	16.807245	2.62%	0
2006	14.543176	16.378714	12.62%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.461823	19.458598	-4.90%	0
2014	19.413353	20.461823	5.40%	0
2013	16.436907	19.413353	18.11%	0
2012	15.268266	16.436907	7.65%	0
2011	14.363631	15.268266	6.30%	0
2010	12.772412	14.363631	12.46%	0
2009	10.690091	12.772412	19.48%	0
2008	15.561767	10.690091	-31.31%	0
2007	14.900926	15.561767	4.43%	0
2006	13.116943	14.900926	13.60%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.222401	17.363077	-4.72%	0
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
2008	13.450610	8.181366	-39.17%	0
2007	15.511765	13.450610	-13.29%	0
2006	15.328203	15.511765	1.20%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.837634	9.520869	-3.22%	14,573
2014	10.006804	9.837634	-1.69%	10,396
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.856271	13.587536	-8.54%	0
2014	15.403230	14.856271	-3.55%	0
2013	13.570884	15.403230	13.50%	0
2012	12.618748	13.570884	7.55%	0
2011	13.661197	12.618748	-7.63%	0
2010	12.366767	13.661197	10.47%	0
2009	11.169701	12.366767	10.72%	0
2008	16.247344	11.169701	-31.25%	0
2007	15.161558	16.247344	7.16%	0
2006	13.395459	15.161558	13.18%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.647922	12.309011	-2.68%	0
2014	12.499943	12.647922	1.18%	0
2013	12.692419	12.499943	-1.52%	0
2012	11.864524	12.692419	6.98%	0
2011	11.900010	11.864524	-0.30%	0
2010	11.242732	11.900010	5.85%	0
2009	9.572078	11.242732	17.45%	0
2008	10.592451	9.572078	-9.63%	0
2007	10.307744	10.592451	2.76%	0
2006	10.146617	10.307744	1.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.084973	13.695016	-2.77%	996
2014	13.826916	14.084973	1.87%	1,263
2013	12.496093	13.826916	10.65%	0
2012	11.457282	12.496093	9.07%	0
2011	11.770734	11.457282	-2.66%	0
2010	10.699212	11.770734	10.01%	0
2009	8.830182	10.699212	21.17%	0
2008	12.071974	8.830182	-26.85%	0
2007	11.391876	12.071974	5.97%	0
2006	10.634532	11.391876	7.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.603822	14.209675	-2.70%	5,341
2014	14.283608	14.603822	2.24%	5,341
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	0
2010	10.597275	11.843328	11.76%	0
2009	8.433561	10.597275	25.66%	0
2008	12.839348	8.433561	-34.31%	0
2007	11.945798	12.839348	7.48%	0
2006	10.939506	11.945798	9.20%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.239512	14.817686	-2.77%	2,366
2014	14.884300	15.239512	2.39%	2,001
2013	12.541764	14.884300	18.68%	0
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	0
2008	13.358960	8.073400	-39.57%	0
2007	12.304728	13.358960	8.57%	0
2006	11.146499	12.304728	10.39%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.879962	12.301249	-22.54%	3,327
2014	18.623387	15.879962	-14.73%	1,141
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	21.084141	19.736154	-6.39%	12,117
2014	19.883423	21.084141	6.04%	11,467
2013	15.912756	19.883423	24.95%	0
2012	13.907849	15.912756	14.42%	0
2011	14.134775	13.907849	-1.61%	0
2010	12.582852	14.134775	12.33%	0
2009	9.910802	12.582852	26.96%	0
2008	17.730262	9.910802	-44.10%	0
2007	17.912718	17.730262	-1.02%	0
2006	15.278856	17.912718	17.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.682172	23.702647	4.50%	6,222
2014	20.902287	22.682172	8.52%	2,856
2013	15.722839	20.902287	32.94%	93
2012	14.060446	15.722839	11.82%	93
2011	14.388086	14.060446	-2.28%	93
2010	11.883344	14.388086	21.08%	93
2009	9.500149	11.883344	25.09%	93
2008	18.445836	9.500149	-48.50%	93
2007	14.900231	18.445836	23.80%	93
2006	14.302283	14.900231	4.18%	93

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.851874	12.455947	-3.08%	884
2014	12.448350	12.851874	3.24%	312
2013	13.003797	12.448350	-4.27%	0
2012	12.597898	13.003797	3.22%	0
2011	12.039999	12.597898	4.63%	0
2010	11.452646	12.039999	5.13%	0
2009	10.146594	11.452646	12.87%	0
2008	10.752353	10.146594	-5.63%	0
2007	10.569510	10.752353	1.73%	0
2006	10.382638	10.569510	1.80%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.762181	32.464898	-3.84%	1,797
2014	32.574588	33.762181	3.65%	1,842
2013	24.526407	32.574588	32.81%	90
2012	21.902676	24.526407	11.98%	90
2011	25.133719	21.902676	-12.86%	90
2010	19.997935	25.133719	25.68%	90
2009	14.638868	19.997935	36.61%	90
2008	24.798281	14.638868	-40.97%	90
2007	21.998042	24.798281	12.73%	90
2006	20.019919	21.998042	9.88%	90
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.122326	20.317893	0.97%	1,309
2014	22.448131	20.122326	-10.36%	89
2013	17.642393	22.448131	27.24%	89
2012	14.993853	17.642393	17.66%	89
2011	18.556274	14.993853	-19.20%	89
2010	16.824522	18.556274	10.29%	89
2009	13.636359	16.824522	23.38%	89
2008	24.894580	13.636359	-45.22%	89
2007	21.759941	24.894580	14.41%	89
2006	18.900290	21.759941	15.13%	89
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.447895	26.920523	-5.37%	0
2014	27.323170	28.447895	4.12%	0
2013	21.470929	27.323170	27.26%	0
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	0
2010	15.742579	19.441794	23.50%	0
2009	10.247984	15.742579	53.62%	0
2008	21.522738	10.247984	-52.39%	0
2007	20.884511	21.522738	3.06%	0
2006	18.415809	20.884511	13.41%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.871983	10.883761	-8.32%	7,732
2014	11.808948	11.871983	0.53%	7,207
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.116993	12.825833	-9.15%	11,573
2014	13.804741	14.116993	2.26%	9,071
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
2009	7.703927	10.211260	32.55%	0
2008	11.204194	7.703927	-31.24%	0
2007	11.048415	11.204194	1.41%	0
2006*	10.000000	11.048415	10.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	23.027922	21.688609	-5.82%	0
2014	21.667871	23.027922	6.28%	0
2013	17.091933	21.667871	26.77%	0
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
2010	12.780751	15.072574	17.93%	0
2009	11.142412	12.780751	14.70%	0
2008	15.636875	11.142412	-28.74%	0
2007	16.440717	15.636875	-4.89%	0
2006	14.359300	16.440717	14.50%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.646787	26.838841	-9.47%	0
2014	30.157166	29.646787	-1.69%	0
2013	22.644824	30.157166	33.17%	0
2012	19.568913	22.644824	15.72%	0
2011	20.800674	19.568913	-5.92%	0
2010	16.595382	20.800674	25.34%	0
2009	13.144924	16.595382	26.25%	0
2008	20.076917	13.144924	-34.53%	0
2007	21.042514	20.076917	-4.59%	0
2006	18.400805	21.042514	14.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.932174	18.218494	-8.60%	0
2014	22.945436	19.932174	-13.13%	0
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
2008	22.855091	13.319472	-41.72%	0
2007	20.253335	22.855091	12.85%	0
2006	17.059617	20.253335	18.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.646505	9.023484	-6.46%	9,043
2014	9.690920	9.646505	-0.46%	8,841
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.456943	10.547624	-7.94%	4,153
2014	11.275769	11.456943	1.61%	3,663
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.071568	10.026981	-0.44%	5,947
2014	9.844677	10.071568	2.30%	6,748
2013*	10.000000	9.844677	-1.55%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.846039	14.177390	2.39%	122
2014	13.095060	13.846039	5.73%	122
2013	9.582796	13.095060	36.65%	122
2012*	10.000000	9.582796	-4.17%	122
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.652106	11.837985	-6.43%	2,859
2014	12.425270	12.652106	1.83%	3,015
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.602270	13.434699	-1.23%	0
2014	12.921521	13.602270	5.27%	0
2013	9.676761	12.921521	33.53%	0
2012*	10.000000	9.676761	-3.23%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.984494	13.424690	-10.41%	52,087
2014	16.181516	14.984494	-7.40%	30,266
2013	13.229084	16.181516	22.32%	0
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.561823	10.566473	-8.61%	8,812
2014	11.606867	11.561823	-0.39%	3,701
2013	10.745732	11.606867	8.01%	0
2012*	10.000000	10.745732	7.46%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.397299	12.338849	-7.90%	8,583
2014	12.705810	13.397299	5.44%	6,228
2013	10.003346	12.705810	27.02%	0
2012*	10.000000	10.003346	0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.501705	21.104174	-1.85%	0
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
2008	14.846990	12.181978	-17.95%	0
2007	13.773618	14.846990	7.79%	0
2006	12.760732	13.773618	7.94%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.723014	-2.77%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	27.038648	29.585397	9.42%	238
2014	25.501584	27.038648	6.03%	346
2013	19.932075	25.501584	27.94%	0
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
2010	17.388066	18.098364	4.08%	0
2009	12.182412	17.388066	42.73%	0
2008	22.380155	12.182412	-45.57%	0
2007	16.758438	22.380155	33.55%	0
2006	15.710899	16.758438	6.67%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.997930	14.318638	2.29%	5,826
2014	13.095940	13.997930	6.89%	3,441
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.929375	24.005455	-10.86%	65
2014	31.342505	26.929375	-14.08%	382
2013	28.056820	31.342505	11.71%	0
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
2008	38.389251	17.925046	-53.31%	0
2007	30.680913	38.389251	25.12%	0
2006	21.404153	30.680913	43.34%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.115994	7.123546	-21.86%	8,836
2014	9.779381	9.115994	-6.78%	6,236
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.684918	12.133394	-4.35%	0
2014	14.028356	12.684918	-9.58%	219
2013	10.162292	14.028356	38.04%	0
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.376008	24.573342	-3.16%	322
2014	23.556736	25.376008	7.72%	0
2013	17.772394	23.556736	32.55%	0
2012	15.690399	17.772394	13.27%	0
2011	16.126041	15.690399	-2.70%	0
2010	14.833232	16.126041	8.72%	0
2009	12.392403	14.833232	19.70%	0
2008	18.850203	12.392403	-34.26%	0
2007	17.925254	18.850203	5.16%	0
2006	15.216368	17.925254	17.80%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.333619	14.896670	3.93%	7,623
2014	14.499320	14.333619	-1.14%	1,783
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.667418	-3.33%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.351945	19.944374	-6.59%	0
2014	19.339361	21.351945	10.41%	0
2013	15.025393	19.339361	28.71%	0
2012	13.431733	15.025393	11.86%	0
2011	13.673759	13.431733	-1.77%	0
2010	12.362426	13.673759	10.61%	0
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.500802	13.326893	-1.29%	108,701
2014	13.155061	13.500802	2.63%	88,341
2013	10.915987	13.155061	20.51%	0
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	0
2008	10.787854	7.405025	-31.36%	0
2007	10.398894	10.787854	3.74%	0
2006*	10.000000	10.398894	3.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.834683	10.566422	-2.48%	3,335
2014	10.558416	10.834683	2.62%	3,324
2013	11.086812	10.558416	-4.77%	0
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
2007	10.381087	10.448842	0.65%	0
2006*	10.000000	10.381087	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.279546	14.871536	4.15%	5,136
2014	14.344932	14.279546	-0.46%	4,350
2013	11.407665	14.344932	25.75%	0
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.655045	14.205683	4.03%	10,362
2014	12.926599	13.655045	5.64%	8,468
2013	10.202870	12.926599	26.70%	0
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
2009	6.088358	8.259444	35.66%	0
2008	11.165468	6.088358	-45.47%	0
2007	10.209164	11.165468	9.37%	0
2006*	10.000000	10.209164	2.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.518367	12.369650	-1.19%	20,598
2014	11.618251	12.518367	7.75%	7,199
2013	8.938617	11.618251	29.98%	0
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
2007*	10.000000	9.742939	-2.57%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.236887	-7.63%	948
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.431324	17.546790	-4.80%	3,606
2014	18.386657	18.431324	0.24%	3,199
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
2008	13.912672	9.792993	-29.61%	0
2007	13.802009	13.912672	0.80%	0
2006	12.765207	13.802009	8.12%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.784456	20.820558	-8.62%	3,119
2014	21.398796	22.784456	6.48%	2,100
2013	16.179644	21.398796	32.26%	0
2012	14.007587	16.179644	15.51%	0
2011	14.704272	14.007587	-4.74%	0
2010	13.029918	14.704272	12.85%	0
2009	10.392120	13.029918	25.38%	0
2008	16.934889	10.392120	-38.63%	0
2007	17.790645	16.934889	-4.81%	0
2006	15.748527	17.790645	12.97%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.358040	10.751716	-5.34%	0
2014	11.266986	11.358040	0.81%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.028073	10.590019	-3.97%	0
2014	11.076037	11.028073	-0.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.339291	11.917764	-3.42%	0
2014	11.846296	12.339291	4.16%	0
2013	8.443224	11.846296	40.31%	0
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0
2010	7.590196	8.561080	12.79%	0
2009	5.076314	7.590196	49.52%	0
2008*	10.000000	5.076314	-49.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.200465	13.822869	-2.66%	119
2014	13.145734	14.200465	8.02%	368
2013	9.706187	13.145734	35.44%	0
2012	8.915278	9.706187	8.87%	0
2011	9.427969	8.915278	-5.44%	0
2010	7.805641	9.427969	20.78%	0
2009	6.083121	7.805641	28.32%	0
2008*	10.000000	6.083121	-39.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	12.040306	11.562949	-3.96%	7,254
2014	11.787398	12.040306	2.15%	6,439
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.898168	11.507225	-3.29%	16,398
2014	11.670508	11.898168	1.95%	5,682
2013	10.412844	11.670508	12.08%	0
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.125438	11.695095	-3.55%	5,725
2014	11.847990	12.125438	2.34%	0
2013	9.996743	11.847990	18.52%	0
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.217196	10.884327	-2.97%	1,389
2014	11.104872	11.217196	1.01%	6,161
2013	10.826431	11.104872	2.57%	0
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.751733	10.058488	-6.45%	1,264
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.756555	10.001729	-7.02%	1,504
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	12.024199	11.628348	-3.29%	28,970
2014	11.763379	12.024199	2.22%	27,693
2013	10.215280	11.763379	15.15%	0
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.059799	11.610676	-3.72%	404
2014	11.799144	12.059799	2.21%	431
2013	9.712704	11.799144	21.48%	0
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	0
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.790204	-32.10%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.728425	11.342399	-3.29%	10,294
2014	11.527800	11.728425	1.74%	10,184
2013	10.601632	11.527800	8.74%	0
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.565974	11.206184	-3.11%	0
2014	11.303315	11.565974	2.32%	0
2013	11.815009	11.303315	-4.33%	0
2012	11.246092	11.815009	5.06%	0
2011	10.828681	11.246092	3.85%	0
2010	10.374687	10.828681	4.38%	0
2009	9.773762	10.374687	6.15%	0
2008*	10.000000	9.773762	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.533433	12.188056	-2.76%	0
2014	12.225141	12.533433	2.52%	670
2013	12.768152	12.225141	-4.25%	0
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.768878	22.737375	-18.12%	281
2014	30.135104	27.768878	-7.85%	257
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
2008	47.764617	19.641159	-58.88%	0
2007	33.658481	47.764617	41.91%	0
2006	25.258281	33.658481	33.26%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.815163	11.536740	-2.36%	4,671
2014	11.558971	11.815163	2.22%	4,727
2013	12.324915	11.558971	-6.21%	0
2012	12.235311	12.324915	0.73%	0
2011	11.669486	12.235311	4.85%	0
2010	11.393262	11.669486	2.42%	0
2009	11.350338	11.393262	0.38%	0
2008	10.779417	11.350338	5.30%	0
2007	10.292093	10.779417	4.73%	0
2006	10.187930	10.292093	1.02%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.379256	7.926863	-5.40%	1,428
2014	8.634305	8.379256	-2.95%	1,381
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	0
2010	6.864350	7.582552	10.46%	0
2009	5.424728	6.864350	26.54%	0
2008*	10.000000	5.424728	-45.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.050537	8.723962	-3.61%	16,430
2014	9.869618	9.050537	-8.30%	16,174
2013	8.343599	9.869618	18.29%	0
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.180180	21.464678	-3.23%	3,509
2014	21.613229	22.180180	2.62%	3,509
2013	17.375986	21.613229	24.39%	0
2012	15.337663	17.375986	13.29%	0
2011	16.332125	15.337663	-6.09%	0
2010	14.575520	16.332125	12.05%	0
2009	11.721990	14.575520	24.34%	0
2008	18.988244	11.721990	-38.27%	0
2007	18.335248	18.988244	3.56%	0
2006	16.048897	18.335248	14.25%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.708781	14.352845	-2.42%	3,726
2014	14.387629	14.708781	2.23%	3,726
2013	12.976755	14.387629	10.87%	0
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.802294	16.336863	-2.77%	7
2014	16.337548	16.802294	2.84%	3
2013	13.986825	16.337548	16.81%	0
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.866665	12.610458	-1.99%	333
2014	12.669920	12.866665	1.55%	234
2013	12.364144	12.669920	2.47%	0
2012	12.026976	12.364144	2.80%	0
2011	11.952821	12.026976	0.62%	0
2010	11.547439	11.952821	3.51%	0
2009	10.829416	11.547439	6.63%	0
2008	11.788746	10.829416	-8.14%	0
2007	11.445670	11.788746	3.00%	0
2006	11.028581	11.445670	3.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.607868	10.033070	-5.42%	10,416
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.620513	9.970922	-6.12%	505
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.707429	17.251061	-2.58%	17,489
2014	17.222683	17.707429	2.81%	4,289
2013	15.107089	17.222683	14.00%	0
2012	13.947620	15.107089	8.31%	0
2011	14.273746	13.947620	-2.28%	0
2010	13.165290	14.273746	8.42%	0
2009	11.305038	13.165290	16.46%	917
2008	15.058439	11.305038	-24.93%	917
2007	14.581696	15.058439	3.27%	917
2006	13.395569	14.581696	8.85%	917

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.308799	19.706933	-2.96%	4,751
2014	19.795011	20.308799	2.60%	0
2013	16.547545	19.795011	19.63%	0
2012	14.881569	16.547545	11.19%	0
2011	15.554198	14.881569	-4.32%	0
2010	14.102070	15.554198	10.30%	0
2009	11.597705	14.102070	21.59%	0
2008	17.293799	11.597705	-32.94%	0
2007	16.668854	17.293799	3.75%	0
2006	14.886787	16.668854	11.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.355431	15.005333	-2.28%	2,295
2014	14.998051	15.355431	2.38%	2,295
2013	13.885904	14.998051	8.01%	0
2012	13.149120	13.885904	5.60%	0
2011	13.179258	13.149120	-0.23%	0
2010	12.424366	13.179258	6.08%	0
2009	11.094772	12.424366	11.98%	0
2008	13.360214	11.094772	-16.96%	0
2007	12.912800	13.360214	3.46%	0
2006	12.183035	12.912800	5.99%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.246933	21.770456	2.46%	3,577
2014	20.021675	21.246933	6.12%	1,731
2013	15.028955	20.021675	33.22%	126
2012	12.983783	15.028955	15.75%	126
2011	13.621899	12.983783	-4.68%	126
2010	12.841565	13.621899	6.08%	126
2009*	10.000000	12.841565	28.42%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.900068	9.459833	-4.45%	20,279
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.095406	9.882202	-2.11%	2,417
2014*	10.000000	10.095406	0.95%	1,526
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	31.054107	29.586066	-4.73%	4,079
2014	29.033833	31.054107	6.96%	3,205
2013	22.324082	29.033833	30.06%	0
2012	19.441996	22.324082	14.82%	0
2011	20.407894	19.441996	-4.73%	0
2010	16.542694	20.407894	23.36%	0
2009	12.374975	16.542694	33.68%	0
2008	19.926196	12.374975	-37.90%	0
2007	18.954496	19.926196	5.13%	0
2006	17.644672	18.954496	7.42%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.874721	8.675043	-2.25%	19,983
2014	9.079000	8.874721	-2.25%	12,864
2013	9.287976	9.079000	-2.25%	0
2012	9.502353	9.287976	-2.26%	0
2011	9.720467	9.502353	-2.24%	0
2010	9.944195	9.720467	-2.25%	0
2009	10.168821	9.944195	-2.21%	0
2008	10.193541	10.168821	-0.24%	0
2007	9.952481	10.193541	2.42%	0
2006	9.739697	9.952481	2.18%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.964035	13.255289	-5.08%	7,939
2014	13.751397	13.964035	1.55%	7,897
2013	14.227924	13.751397	-3.35%	0
2012	12.967670	14.227924	9.72%	0
2011	12.568101	12.967670	3.18%	0
2010	11.626353	12.568101	8.10%	0
2009	9.562503	11.626353	21.58%	0
2008	11.827858	9.562503	-19.15%	0
2007	11.566627	11.827858	2.26%	0
2006	11.286066	11.566627	2.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.164095	9.870326	-2.89%	426
2014	10.540604	10.164095	-3.57%	399
2013	8.905994	10.540604	18.35%	0
2012	7.887311	8.905994	12.92%	0
2011	8.927730	7.887311	-11.65%	0
2010	8.025138	8.927730	11.25%	0
2009	6.031868	8.025138	33.05%	0
2008*	10.000000	6.031868	-39.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.113650	13.058492	-7.48%	1,959
2014	15.985602	14.113650	-11.71%	815
2013	13.509675	15.985602	18.33%	0
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
2008	21.081183	11.028378	-47.69%	0
2007	21.000395	21.081183	0.38%	0
2006	17.550599	21.000395	19.66%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.569319	13.679114	0.81%	658
2014	12.602678	13.569319	7.67%	676
2013	9.591730	12.602678	31.39%	0
2012	8.449269	9.591730	13.52%	0
2011	8.932070	8.449269	-5.41%	0
2010	7.920966	8.932070	12.76%	0
2009	6.264498	7.920966	26.44%	0
2008*	10.000000	6.264498	-37.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.880538	12.157999	-5.61%	842
2014	11.952685	12.880538	7.76%	834
2013	9.055687	11.952685	31.99%	137
2012	7.878627	9.055687	14.94%	137
2011	8.582541	7.878627	-8.20%	137
2010	7.787385	8.582541	10.21%	137
2009	6.252676	7.787385	24.54%	137
2008*	10.000000	6.252676	-37.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.595138	13.243266	-2.59%	1,693
2014	13.409324	13.595138	1.39%	1,008
2013	9.896977	13.409324	35.49%	0
2012	8.831921	9.896977	12.06%	0
2011	9.455697	8.831921	-6.60%	0
2010	7.648661	9.455697	23.63%	0
2009	6.175408	7.648661	23.86%	0
2008*	10.000000	6.175408	-38.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.352589	15.523349	-5.07%	2,496
2014	14.295792	16.352589	14.39%	2,623
2013	10.778981	14.295792	32.63%	0
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	0
2009	6.655774	8.488366	27.53%	0
2008*	10.000000	6.655774	-33.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.595279	20.238451	-1.73%	1,214
2014	20.547837	20.595279	0.23%	227
2013	14.602568	20.547837	40.71%	0
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	0
2010	11.146051	13.630768	22.29%	0
2009	8.965269	11.146051	24.32%	0
2008	17.155884	8.965269	-47.74%	0
2007	16.030021	17.155884	7.02%	0
2006	15.922746	16.030021	0.67%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.977135	28.375589	-8.40%	1,935
2014	29.682098	30.977135	4.36%	1,966
2013	21.685452	29.682098	36.88%	0
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
2010	16.139114	19.953008	23.63%	0
2009	13.118248	16.139114	23.03%	0
2008	19.824037	13.118248	-33.83%	0
2007	21.863580	19.824037	-9.33%	0
2006	19.099944	21.863580	14.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.302534	26.182364	-4.10%	1,387
2014	27.776626	27.302534	-1.71%	650
2013	20.217240	27.776626	37.39%	0
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
2010	15.956493	19.494072	22.17%	0
2009	12.142994	15.956493	31.40%	0
2008	20.152532	12.142994	-39.74%	0
2007	20.235659	20.152532	-0.41%	0
2006	18.523315	20.235659	9.24%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.222074	19.897887	-1.60%	111
2014	18.501334	20.222074	9.30%	1,146
2013	14.471277	18.501334	27.85%	111
2012	13.004390	14.471277	11.28%	111
2011	13.252999	13.004390	-1.88%	111
2010	11.974411	13.252999	10.68%	111
2009	9.756608	11.974411	22.73%	111
2008	17.095259	9.756608	-42.93%	0
2007	16.211278	17.095259	5.45%	0
2006	14.623648	16.211278	10.86%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.287597	12.253391	-7.78%	9,298
2014	10.569670	13.287597	25.71%	8,861
2013	10.528690	10.569670	0.39%	0
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
2008*	10.000000	5.548014	-44.52%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.847860	12.677191	-1.33%	162,999
2014	11.623517	12.847860	10.53%	106,464
2013*	10.000000	11.623517	16.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.887717	9.632271	-2.58%	14,513
2014	10.065596	9.887717	-1.77%	29,713
2013	10.286445	10.065596	-2.15%	0
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
2009	9.793605	10.253900	4.70%	0
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.763416	11.867103	-7.02%	15,627
2014	12.488788	12.763416	2.20%	13,027
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.073141	13.219475	-6.07%	778
2014	15.674150	14.073141	-10.21%	0
2013	13.351853	15.674150	17.39%	0
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.257151	26.908863	-1.28%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.528055	9.330792	-2.07%	0
2014	9.688281	9.528055	-1.65%	0
2013	9.850521	9.688281	-1.65%	0
2012	9.634178	9.850521	2.25%	0
2011	9.826937	9.634178	-1.96%	0
2010	9.548473	9.826937	2.92%	0
2009	8.619490	9.548473	10.78%	0
2008	10.185777	8.619490	-15.38%	0
2007	9.946883	10.185777	2.40%	0
2006	9.764882	9.946883	1.86%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.450916	21.844014	-2.70%	0
2014	20.807460	22.450916	7.90%	0
2013	15.469188	20.807460	34.51%	0
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
2008	16.481860	9.755869	-40.81%	0
2007	15.670271	16.481860	5.18%	0
2006	14.098104	15.670271	11.15%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.686101	9.947431	-6.91%	0
2014	10.645683	10.686101	0.38%	0
2013	10.134065	10.645683	5.05%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.428679	10.123718	-11.42%	0
2014	11.589320	11.428679	-1.39%	0
2013	10.252676	11.589320	13.04%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.262191	10.274191	-8.77%	12,264
2014	11.240591	11.262191	0.19%	25,941
2013	10.270304	11.240591	9.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.264351	27.629582	1.34%	0
2014	27.330066	27.264351	-0.24%	0
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
2008	23.177337	13.517915	-41.68%	0
2007	22.354371	23.177337	3.68%	0
2006	19.484250	22.354371	14.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.887998	9.424640	-4.69%	3,696
2014	9.869699	9.887998	0.19%	3,696
2013	10.134090	9.869699	-2.61%	0
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.975773	9.046302	0.79%	1,781
2014*	10.000000	8.975773	-10.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.469810	21.638756	0.79%	2,414
2014	19.894805	21.469810	7.92%	101
2013	15.484398	19.894805	28.48%	99
2012	13.585193	15.484398	13.98%	99
2011	13.941099	13.585193	-2.55%	99
2010	12.313104	13.941099	13.22%	99
2009	9.841516	12.313104	25.11%	99
2008	16.405148	9.841516	-40.01%	99
2007	16.115779	16.405148	1.80%	99
2006	14.365531	16.115779	12.18%	99

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.543236	29.872396	-8.21%	222
2014	29.817212	32.543236	9.14%	288
2013	21.691322	29.817212	37.46%	0
2012	18.859282	21.691322	15.02%	0
2011	19.763504	18.859282	-4.58%	0
2010	16.429893	19.763504	20.29%	0
2009	12.279250	16.429893	33.80%	0
2008	20.263408	12.279250	-39.40%	0
2007	21.025158	20.263408	-3.62%	0
2006	18.758181	21.025158	12.09%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.143479	9.004171	-11.23%	7,916
2014	10.329991	10.143479	-1.81%	7,467
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.016243	8.604917	-4.56%	0
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.271891	10.227667	-9.26%	4,151
2014	11.496748	11.271891	-1.96%	4,151
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.965417	10.741077	-2.05%	33,010
2014	11.134504	10.965417	-1.52%	23,510
2013	11.417306	11.134504	-2.48%	0
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.371774	10.172434	-1.92%	27,308
2014	10.186015	10.371774	1.82%	27,447
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.848558	17.037431	-9.61%	0
2014	17.413449	18.848558	8.24%	0
2013	13.129697	17.413449	32.63%	0
2012	11.274896	13.129697	16.45%	0
2011	12.095334	11.274896	-6.78%	0
2010	10.818124	12.095334	11.81%	0
2009	8.525513	10.818124	26.89%	0
2008	14.227984	8.525513	-40.08%	0
2007	15.492983	14.227984	-8.16%	0
2006	13.673036	15.492983	13.31%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.455696	16.107932	-2.11%	0
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
2008	20.767014	11.377179	-45.22%	0
2007	19.607144	20.767014	5.92%	0
2006	15.704009	19.607144	24.85%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.710829	19.007104	-8.23%	0
2014	19.310377	20.710829	7.25%	0
2013	13.744626	19.310377	40.49%	0
2012	12.310210	13.744626	11.65%	0
2011	15.329282	12.310210	-19.69%	0
2010	12.981831	15.329282	18.08%	0
2009	8.102986	12.981831	60.21%	0
2008	13.165195	8.102986	-38.45%	0
2007	12.765218	13.165195	3.13%	0
2006	12.385068	12.765218	3.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.320924	30.036583	9.94%	6,758
2014	21.299002	27.320924	28.27%	3,922
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.894141	11.529748	-3.06%	0
2014	11.312088	11.894141	5.15%	0
2013	11.640009	11.312088	-2.82%	0
2012	10.906004	11.640009	6.73%	0
2011	10.584401	10.906004	3.04%	0
2010	10.133021	10.584401	4.45%	0
2009	9.477206	10.133021	6.92%	0
2008	10.827458	9.477206	-12.47%	0
2007	10.528615	10.827458	2.84%	0
2006	10.399944	10.528615	1.24%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.317588	19.626943	-3.40%	0
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
2008	16.592799	13.789680	-16.89%	0
2007	15.956447	16.592799	3.99%	0
2006	14.731199	15.956447	8.32%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.172749	-18.27%	1,436
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.264425	5.376216	-34.95%	0
2014	10.451564	8.264425	-20.93%	0
2013	9.673178	10.451564	8.05%	0
2012*	10.000000	9.673178	-3.27%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.140860	5.281569	-35.12%	3,570
2014	10.326333	8.140860	-21.16%	2,859
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.648910	20.551718	-5.07%	2,257
2014	22.571192	21.648910	-4.09%	2,142
2013	15.369918	22.571192	46.85%	0
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0
2010	12.613155	15.630601	23.92%	0
2009	8.453326	12.613155	49.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	22.091922	21.891732	-0.91%	0
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	0
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
2008	17.654334	10.228659	-42.06%	0
2007	17.234567	17.654334	2.44%	0
2006	15.078192	17.234567	14.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.502257	29.025074	-7.86%	121
2014	29.596212	31.502257	6.44%	125
2013	22.009292	29.596212	34.47%	131
2012	19.016442	22.009292	15.74%	0
2011	21.299863	19.016442	-10.72%	0
2010	17.221653	21.299863	23.68%	0
2009	12.356226	17.221653	39.38%	0
2008	19.684436	12.356226	-37.23%	0
2007	19.847239	19.684436	-0.82%	0
2006	17.787053	19.847239	11.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.350787	11.768846	-4.71%	0
2014	12.237727	12.350787	0.92%	0
2013	13.686406	12.237727	-10.58%	352
2012	13.045835	13.686406	4.91%	0
2011	11.948668	13.045835	9.18%	0
2010	11.634318	11.948668	2.70%	0
2009	10.804542	11.634318	7.68%	0
2008	11.237420	10.804542	-3.85%	0
2007	10.505971	11.237420	6.96%	0
2006	10.584599	10.505971	-0.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.194674	20.394142	-8.11%	0
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
2008	16.656567	10.621401	-36.23%	0
2007	17.125135	16.656567	-2.74%	0
2006	15.004311	17.125135	14.13%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.489920	20.663964	-3.84%	883
2014	18.922925	21.489920	13.57%	734
2013	14.910049	18.922925	26.91%	734
2012	13.131046	14.910049	13.55%	0
2011	13.553811	13.131046	-3.12%	0
2010	11.659979	13.553811	16.24%	0
2009	9.194334	11.659979	26.82%	0
2008	12.466537	9.194334	-26.25%	0
2007	13.078908	12.466537	-4.68%	0
2006	11.133943	13.078908	17.47%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	11.966596	11.566074	-3.35%	0
2014	11.902125	11.966596	0.54%	0
2013	10.103095	11.902125	17.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.701121	-2.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.477997	14.003358	-3.28%	1,868
2014	14.537944	14.477997	-0.41%	1,857
2013	13.005302	14.537944	11.78%	1,821
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.728982	-2.71%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	31.098730	29.675580	-4.58%	0
2014	30.280069	31.098730	2.70%	0
2013	22.024979	30.280069	37.48%	0
2012	19.478398	22.024979	13.07%	0
2011	19.824469	19.478398	-1.75%	0
2010	16.125877	19.824469	22.94%	0
2009	13.201674	16.125877	22.15%	0
2008	19.559767	13.201674	-32.51%	0
2007	20.154878	19.559767	-2.95%	0
2006	18.029765	20.154878	11.79%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.532641	22.205564	-1.45%	0
2014	20.390977	22.532641	10.50%	0
2013	15.846549	20.390977	28.68%	0
2012	14.046796	15.846549	12.81%	0
2011	14.147538	14.046796	-0.71%	0
2010	12.642499	14.147538	11.90%	0
2009	10.266291	12.642499	23.15%	0
2008	16.765403	10.266291	-38.77%	0
2007	16.346335	16.765403	2.56%	0
2006	14.521814	16.346335	12.56%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.337892	19.330858	-4.95%	0
2014	19.305656	20.337892	5.35%	0
2013	16.354082	19.305656	18.05%	0
2012	15.199128	16.354082	7.60%	0
2011	14.305876	15.199128	6.24%	0
2010	12.727560	14.305876	12.40%	0
2009	10.657988	12.727560	19.42%	0
2008	15.522995	10.657988	-31.34%	0
2007	14.871448	15.522995	4.38%	0
2006	13.097671	14.871448	13.54%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.111960	17.249005	-4.76%	0
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
2008	13.417089	8.156780	-39.21%	0
2007	15.481086	13.417089	-13.33%	0
2006	15.305702	15.481086	1.15%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.766285	13.498333	-8.59%	0
2014	15.317770	14.766285	-3.60%	0
2013	13.502489	15.317770	13.44%	0
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
2010	12.323344	13.606268	10.41%	0
2009	11.136185	12.323344	10.66%	0
2008	16.206899	11.136185	-31.29%	0
2007	15.131593	16.206899	7.11%	0
2006	13.375795	15.131593	13.13%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.571299	12.228180	-2.73%	0
2014	12.430568	12.571299	1.13%	0
2013	12.628441	12.430568	-1.57%	0
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0
2010	11.203228	11.852145	5.79%	0
2009	9.543325	11.203228	17.39%	0
2008	10.566036	9.543325	-9.68%	0
2007	10.287329	10.566036	2.71%	0
2006	10.131702	10.287329	1.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	0
2013	12.447178	13.765746	10.59%	0
2012	11.418286	12.447178	9.01%	0
2011	11.736660	11.418286	-2.71%	0
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
2008	12.055503	8.813630	-26.89%	0
2007	11.382194	12.055503	5.92%	0
2006	10.630924	11.382194	7.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.531780	14.132356	-2.75%	0
2014	14.220412	14.531780	2.19%	0
2013	12.587099	14.220412	12.98%	0
2012	11.394733	12.587099	10.46%	0
2011	11.809038	11.394733	-3.51%	0
2010	10.571990	11.809038	11.70%	0
2009	8.417740	10.571990	25.59%	0
2008	12.821849	8.417740	-34.35%	0
2007	11.935664	12.821849	7.42%	0
2006	10.935802	11.935664	9.14%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
2010	10.327628	11.693674	13.23%	0
2009	8.058275	10.327628	28.16%	0
2008	13.340761	8.058275	-39.60%	0
2007	12.294282	13.340761	8.51%	0
2006	11.142720	12.294282	10.33%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.801620	12.234276	-22.58%	1,041
2014	18.541012	15.801620	-14.77%	855
2013	15.286370	18.541012	21.29%	785
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
2010	13.854785	16.129558	16.42%	0
2009	9.609469	13.854785	44.18%	0
2008	21.573326	9.609469	-55.46%	0
2007	15.163091	21.573326	42.28%	0
2006	13.307881	15.163091	13.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.956449	19.606588	-6.44%	0
2014	19.773112	20.956449	5.98%	0
2013	15.832562	19.773112	24.89%	0
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	0
2010	12.538662	14.077935	12.28%	0
2009	9.881046	12.538662	26.90%	0
2008	17.686113	9.881046	-44.13%	0
2007	17.877300	17.686113	-1.07%	0
2006	15.256422	17.877300	17.18%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.544793	23.547038	4.45%	761
2014	20.786323	22.544793	8.46%	720
2013	15.643611	20.786323	32.87%	720
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
2010	11.841618	14.330246	21.02%	0
2009	9.471628	11.841618	25.02%	0
2008	18.399897	9.471628	-48.52%	0
2007	14.870760	18.399897	23.73%	0
2006	14.281288	14.870760	4.13%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.774041	12.374165	-3.13%	0
2014	12.379300	12.774041	3.19%	0
2013	12.938291	12.379300	-4.32%	0
2012	12.540861	12.938291	3.17%	0
2011	11.991605	12.540861	4.58%	0
2010	11.412454	11.991605	5.07%	0
2009	10.116151	11.412454	12.81%	0
2008	10.725576	10.116151	-5.68%	4,819
2007	10.548602	10.725576	1.68%	4,819
2006	10.367395	10.548602	1.75%	4,819
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.557717	32.251778	-3.89%	152
2014	32.393887	33.557717	3.59%	158
2013	24.402823	32.393887	32.75%	269
2012	21.803479	24.402823	11.92%	0
2011	25.032679	21.803479	-12.90%	0
2010	19.927699	25.032679	25.62%	0
2009	14.594916	19.927699	36.54%	0
2008	24.736512	14.594916	-41.00%	1,790
2007	21.954539	24.736512	12.67%	1,790
2006	19.990528	21.954539	9.82%	1,790
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	20.000392	20.184447	0.92%	181
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
2008	24.832533	13.595396	-45.25%	0
2007	21.716874	24.832533	14.35%	0
2006	18.872516	21.716874	15.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.275559	26.743751	-5.42%	0
2014	27.171551	28.275559	4.06%	0
2013	21.362702	27.171551	27.19%	0
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
2010	15.687288	19.363613	23.44%	0
2009	10.217220	15.687288	53.54%	0
2008	21.469174	10.217220	-52.41%	0
2007	20.843249	21.469174	3.00%	0
2006	18.388802	20.843249	13.35%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
2008*	10.000000	6.553439	-34.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	14.054530	12.762552	-9.19%	3,744
2014	13.750694	14.054530	2.21%	3,744
2013	12.352259	13.750694	11.32%	3,744
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
2008	11.194646	7.693418	-31.28%	0
2007	11.044680	11.194646	1.36%	0
2006*	10.000000	11.044680	10.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.888464	21.546225	-5.86%	0
2014	21.547662	22.888464	6.22%	0
2013	17.005805	21.547662	26.71%	0
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	0
2010	12.735864	15.011971	17.87%	0
2009	11.108969	12.735864	14.64%	0
2008	15.597923	11.108969	-28.78%	0
2007	16.408204	15.597923	-4.94%	0
2006	14.338212	16.408204	14.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.467188	26.662597	-9.52%	0
2014	29.989828	29.467188	-1.74%	0
2013	22.530691	29.989828	33.11%	0
2012	19.480253	22.530691	15.66%	0
2011	20.717010	19.480253	-5.97%	0
2010	16.537081	20.717010	25.28%	0
2009	13.105461	16.537081	26.18%	0
2008	20.026926	13.105461	-34.56%	622
2007	21.000927	20.026926	-4.64%	622
2006	18.373806	21.000927	14.30%	622
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.811405	18.098832	-8.64%	0
2014	22.818099	19.811405	-13.18%	0
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
2008	22.798165	13.279480	-41.75%	0
2007	20.213295	22.798165	12.79%	0
2006	17.034584	20.213295	18.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.638269	9.011170	-6.51%	3,371
2014	9.687601	9.638269	-0.51%	3,345
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.062981	10.013304	-0.49%	189
2014	9.841309	10.062981	2.25%	117
2013*	10.000000	9.841309	-1.59%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.827096	14.150744	2.34%	0
2014	13.083835	13.827096	5.68%	0
2013	9.579480	13.083835	36.58%	0
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.634847	11.815782	-6.48%	1,237
2014	12.414676	12.634847	1.77%	1,234
2013	9.891327	12.414676	25.51%	1,311
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.583654	13.409445	-1.28%	0
2014	12.910444	13.583654	5.21%	0
2013	9.673405	12.910444	33.46%	0
2012*	10.000000	9.673405	-3.27%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.941114	13.378976	-10.46%	3,821
2014	16.142931	14.941114	-7.44%	3,519
2013	13.204300	16.142931	22.26%	2,193
2012	11.341055	13.204300	16.43%	1,700
2011	12.508963	11.341055	-9.34%	0
2010	11.781172	12.508963	6.18%	0
2009*	10.000000	11.781172	17.81%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.546047	10.546649	-8.66%	0
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.379067	12.315745	-7.95%	177
2014	12.695006	13.379067	5.39%	185
2013	9.999936	12.695006	26.95%	184
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.371531	20.965678	-1.90%	0
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
2008	14.810019	12.145432	-17.99%	0
2007	13.746388	14.810019	7.74%	0
2006	12.742004	13.746388	7.88%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.719682	-2.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.874908	29.391194	9.36%	294
2014	25.360125	26.874908	5.97%	294
2013	19.831652	25.360125	27.88%	294
2012	16.389240	19.831652	21.00%	0
2011	18.025613	16.389240	-9.08%	0
2010	17.327037	18.025613	4.03%	0
2009	12.145867	17.327037	42.66%	0
2008	22.324473	12.145867	-45.59%	0
2007	16.725332	22.324473	33.48%	0
2006	15.687863	16.725332	6.61%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.978786	14.291751	2.24%	136
2014	13.084716	13.978786	6.83%	140
2013	9.891772	13.084716	32.28%	368
2012*	10.000000	9.891772	-1.08%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.766165	23.847742	-10.90%	0
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
2008	38.293639	17.871206	-53.33%	0
2007	30.620244	38.293639	25.06%	0
2006	21.372724	30.620244	43.27%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.108217	7.113817	-21.90%	260
2014	9.776041	9.108217	-6.83%	114
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.667618	12.110638	-4.40%	140
2014	14.016405	12.667618	-9.62%	147
2013	10.158827	14.016405	37.97%	167
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.222353	24.412055	-3.21%	2,224
2014	23.426074	25.222353	7.67%	2,224
2013	17.682848	23.426074	32.48%	2,224
2012	15.619350	17.682848	13.21%	2,224
2011	16.061210	15.619350	-2.75%	2,224
2010	14.781145	16.061210	8.66%	2,224
2009	12.355204	14.781145	19.63%	2,224
2008	18.803264	12.355204	-34.29%	4,568
2007	17.889816	18.803264	5.11%	4,568
2006	15.194031	17.889816	17.74%	2,344
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.299475	14.853587	3.88%	0
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.663644	-3.36%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.290168	19.876500	-6.64%	1,564
2014	19.293268	21.290168	10.35%	1,516
2013	14.997245	19.293268	28.65%	1,516
2012	13.413445	14.997245	11.81%	1,516
2011	13.662112	13.413445	-1.82%	1,516
2010	12.358219	13.662112	10.55%	1,516
2009*	10.000000	12.358219	23.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.441022	13.261105	-1.34%	5,845
2014	13.103534	13.441022	2.58%	5,998
2013	10.878792	13.103534	20.45%	6,125
2012	9.623060	10.878792	13.05%	6,073
2011	9.758453	9.623060	-1.39%	0
2010	8.916511	9.758453	9.44%	1,352
2009	7.394927	8.916511	20.58%	1,352
2008	10.778659	7.394927	-31.39%	2,717
2007	10.395373	10.778659	3.69%	0
2006*	10.000000	10.395373	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.786745	10.514297	-2.53%	0
2014	10.517076	10.786745	2.56%	0
2013	11.049063	10.517076	-4.81%	0
2012	10.774671	11.049063	2.55%	0
2011	10.430566	10.774671	3.30%	0
2010	10.072682	10.430566	3.55%	0
2009	9.192839	10.072682	9.57%	0
2008	10.439925	9.192839	-11.95%	0
2007	10.377569	10.439925	0.60%	0
2006*	10.000000	10.377569	3.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.216354	14.798155	4.09%	373
2014	14.288769	14.216354	-0.51%	346
2013	11.368798	14.288769	25.68%	271
2012	9.531758	11.368798	19.27%	0
2011	10.757205	9.531758	-11.39%	0
2010	9.892359	10.757205	8.74%	0
2009	7.150385	9.892359	38.35%	0
2008	11.927430	7.150385	-40.05%	0
2007	10.676121	11.927430	11.72%	0
2006*	10.000000	10.676121	6.76%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.594589	14.135551	3.98%	1,113
2014	12.875954	13.594589	5.58%	1,113
2013	10.168096	12.875954	26.63%	1,113
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
2009	6.080041	8.243944	35.59%	0
2008	11.155936	6.080041	-45.50%	3,893
2007	10.205698	11.155936	9.31%	3,893
2006*	10.000000	10.205698	2.06%	3,893
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.469336	12.314903	-1.24%	4,490
2014	11.578662	12.469336	7.69%	4,497
2013	8.912717	11.578662	29.91%	4,940
2012	7.793253	8.912717	14.36%	4,111
2011	8.158742	7.793253	-4.48%	4,111
2010	7.524809	8.158742	8.42%	4,111
2009	5.893277	7.524809	27.68%	4,111
2008	9.739606	5.893277	-39.49%	4,111
2007*	10.000000	9.739606	-2.60%	4,111
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.234673	-7.65%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.319658	17.431559	-4.85%	0
2014	18.284617	18.319658	0.19%	0
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	0
2009	9.763592	13.927132	42.64%	0
2008	13.878013	9.763592	-29.65%	0
2007	13.774706	13.878013	0.75%	0
2006	12.746458	13.774706	8.07%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.646487	20.683891	-8.67%	921
2014	21.280109	22.646487	6.42%	921
2013	16.098128	21.280109	32.19%	921
2012	13.944169	16.098128	15.45%	921
2011	14.645164	13.944169	-4.79%	921
2010	12.984174	14.645164	12.79%	921
2009	10.360937	12.984174	25.32%	921
2008	16.892731	10.360937	-38.67%	921
2007	17.755498	16.892731	-4.86%	921
2006	15.725424	17.755498	12.91%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.348347	10.737038	-5.39%	0
2014	11.263147	11.348347	0.76%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.018675	10.575576	-4.02%	0
2014	11.072257	11.018675	-0.48%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
2010	7.583732	8.549414	12.73%	0
2009	5.074574	7.583732	49.45%	0
2008*	10.000000	5.074574	-49.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	0
2012	8.898556	9.683031	8.82%	0
2011	9.415105	8.898556	-5.49%	0
2010	7.798987	9.415105	20.72%	0
2009	6.081035	7.798987	28.25%	0
2008*	10.000000	6.081035	-39.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
2008*	10.000000	6.313982	-36.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.857644	11.462165	-3.34%	9,626
2014	11.636713	11.857644	1.90%	5,426
2013	10.388000	11.636713	12.02%	5,426
2012	9.574146	10.388000	8.50%	0
2011	9.932656	9.574146	-3.61%	0
2010	9.208171	9.932656	7.87%	0
2009	7.865828	9.208171	17.07%	0
2008*	10.000000	7.865828	-21.34%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.084148	11.649313	-3.60%	0
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
2009	7.148507	8.671740	21.31%	0
2008*	10.000000	7.148507	-28.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
2009	9.008401	9.947199	10.42%	0
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.742558	10.044769	-6.50%	376
2014	10.752440	10.742558	-0.09%	212
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.983267	11.582838	-3.34%	0
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
2009	7.503919	8.940378	19.14%	0
2008*	10.000000	7.503919	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	17,081
2011	9.293142	8.655633	-6.86%	17,081
2010	8.394383	9.293142	10.71%	2,969
2009	6.787876	8.394383	23.67%	2,969
2008*	10.000000	6.787876	-32.12%	2,969

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.688490	11.297981	-3.34%	1,664
2014	11.494427	11.688490	1.69%	1,664
2013	10.576351	11.494427	8.68%	1,664
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
2008*	10.000000	8.243260	-17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	0
2010	10.365838	10.813910	4.32%	0
2009	9.770424	10.365838	6.09%	0
2008*	10.000000	9.770424	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
2008*	10.000000	9.776210	-2.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.600690	22.588078	-18.16%	21
2014	29.967920	27.600690	-7.90%	0
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
2008	47.645783	19.582226	-58.90%	0
2007	33.591997	47.645783	41.84%	0
2006	25.221251	33.591997	33.19%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.743590	11.460991	-2.41%	165
2014	11.494837	11.743590	2.16%	98
2013	12.262795	11.494837	-6.26%	0
2012	12.179887	12.262795	0.68%	0
2011	11.622557	12.179887	4.80%	0
2010	11.353241	11.622557	2.37%	0
2009	11.316250	11.353241	0.33%	0
2008	10.752526	11.316250	5.24%	0
2007	10.271709	10.752526	4.68%	0
2006	10.172939	10.271709	0.97%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.350721	7.895826	-5.45%	0
2014	8.609305	8.350721	-3.00%	0
2013	7.495499	8.609305	14.86%	0
2012	6.658488	7.495499	12.57%	0
2011	7.572217	6.658488	-12.07%	0
2010	6.858499	7.572217	10.41%	0
2009	5.422874	6.858499	26.47%	0
2008*	10.000000	5.422874	-45.77%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
2008	11.535449	6.413474	-44.40%	0
2007	10.794987	11.535449	6.86%	0
2006*	10.000000	10.794987	7.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	22.045835	21.323753	-3.28%	177
2014	21.493317	22.045835	2.57%	105
2013	17.288425	21.493317	24.32%	0
2012	15.268197	17.288425	13.23%	0
2011	16.266448	15.268197	-6.14%	0
2010	14.524317	16.266448	11.99%	0
2009	11.686794	14.524317	24.28%	0
2008	18.940954	11.686794	-38.30%	0
2007	18.299007	18.940954	3.51%	0
2006	16.025349	18.299007	14.19%	2,353

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.788741	12.527670	-2.04%	0
2014	12.599630	12.788741	1.50%	0
2013	12.301846	12.599630	2.42%	0
2012	11.972516	12.301846	2.75%	0
2011	11.904769	11.972516	0.57%	0
2010	11.506906	11.904769	3.46%	0
2009	10.796914	11.506906	6.58%	0
2008	11.759376	10.796914	-8.18%	0
2007	11.423014	11.759376	2.94%	0
2006	11.012370	11.423014	3.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.600125	17.137756	-2.63%	0
2014	17.127076	17.600125	2.76%	0
2013	15.030908	17.127076	13.95%	0
2012	13.884408	15.030908	8.26%	0
2011	14.216316	13.884408	-2.33%	0
2010	13.119027	14.216316	8.36%	0
2009	11.271078	13.119027	16.40%	0
2008	15.020895	11.271078	-24.96%	0
2007	14.552819	15.020895	3.22%	0
2006	13.375868	14.552819	8.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.185772	19.577522	-3.01%	3,596
2014	19.685183	20.185772	2.54%	3,596
2013	16.464155	19.685183	19.56%	3,596
2012	14.814165	16.464155	11.14%	3,245
2011	15.491667	14.814165	-4.37%	3,245
2010	14.052561	15.491667	10.24%	3,245
2009	11.562898	14.052561	21.53%	0
2008	17.250735	11.562898	-32.97%	0
2007	16.635903	17.250735	3.70%	0
2006	14.864940	16.635903	11.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.262382	14.906771	-2.33%	1,275
2014	14.914797	15.262382	2.33%	1,275
2013	13.815906	14.914797	7.95%	1,275
2012	13.089553	13.815906	5.55%	0
2011	13.126252	13.089553	-0.28%	0
2010	12.380722	13.126252	6.02%	0
2009	11.061455	12.380722	11.93%	0
2008	13.326911	11.061455	-17.00%	10,530
2007	12.887234	13.326911	3.41%	10,530
2006	12.165117	12.887234	5.94%	10,530
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.185453	21.696358	2.41%	3,420
2014	19.973956	21.185453	6.07%	3,420
2013	15.000801	19.973956	33.15%	3,420
2012	12.966115	15.000801	15.69%	2,569
2011	13.610303	12.966115	-4.73%	2,569
2010	12.837189	13.610303	6.02%	2,569
2009*	10.000000	12.837189	28.37%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.865983	29.391794	-4.78%	909
2014	28.872720	30.865983	6.90%	909
2013	22.211558	28.872720	29.99%	909
2012	19.353925	22.211558	14.77%	909
2011	20.325826	19.353925	-4.78%	0
2010	16.484590	20.325826	23.30%	0
2009	12.337819	16.484590	33.61%	0
2008	19.876563	12.337819	-37.93%	0
2007	18.917010	19.876563	5.07%	0
2006	17.618761	18.917010	7.37%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.820785	8.617901	-2.30%	0
2014	9.028432	8.820785	-2.30%	0
2013	9.240975	9.028432	-2.30%	0
2012	9.459122	9.240975	-2.31%	0
2011	9.681179	9.459122	-2.29%	0
2010	9.909073	9.681179	-2.30%	0
2009	10.138094	9.909073	-2.26%	0
2008	10.167942	10.138094	-0.29%	0
2007	9.932596	10.167942	2.37%	0
2006	9.725197	9.932596	2.13%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.879403	13.168214	-5.12%	0
2014	13.675061	13.879403	1.49%	0
2013	14.156194	13.675061	-3.40%	0
2012	12.908919	14.156194	9.66%	0
2011	12.517550	12.908919	3.13%	0
2010	11.585507	12.517550	8.04%	0
2009	9.533781	11.585507	21.52%	0
2008	11.798369	9.533781	-19.19%	0
2007	11.543724	11.798369	2.21%	0
2006	11.269480	11.543724	2.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	0
2012	7.872503	8.884716	12.86%	0
2011	8.915532	7.872503	-11.70%	0
2010	8.018277	8.915532	11.19%	0
2009	6.029803	8.018277	32.98%	0
2008*	10.000000	6.029803	-39.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	14.029631	12.974106	-7.52%	0
2014	15.898567	14.029631	-11.76%	0
2013	13.442991	15.898567	18.27%	0
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
2008	21.030912	10.996427	-47.71%	0
2007	20.961096	21.030912	0.33%	0
2006	17.526693	20.961096	19.60%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.523072	13.625530	0.76%	274
2014	12.566157	13.523072	7.62%	176
2013	9.568821	12.566157	31.32%	0
2012	8.433406	9.568821	13.46%	0
2011	8.919870	8.433406	-5.45%	0
2010	7.914192	8.919870	12.71%	0
2009	6.262350	7.914192	26.38%	0
2008*	10.000000	6.262350	-37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.836678	12.110392	-5.66%	1,185
2014	11.918075	12.836678	7.71%	1,185
2013	9.034083	11.918075	31.92%	1,185
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	0
2010	7.780740	8.570841	10.15%	0
2009	6.250529	7.780740	24.48%	0
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.548800	13.191374	-2.64%	0
2014	13.370464	13.548800	1.33%	0
2013	9.873347	13.370464	35.42%	0
2012	8.815361	9.873347	12.00%	0
2011	9.442793	8.815361	-6.64%	0
2010	7.642125	9.442793	23.56%	0
2009	6.173291	7.642125	23.79%	0
2008*	10.000000	6.173291	-38.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.296941	15.462607	-5.12%	61
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	0
2010	8.481138	9.913010	16.88%	0
2009	6.653502	8.481138	27.47%	0
2008*	10.000000	6.653502	-33.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.470546	20.105594	-1.78%	22
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	866
2011	13.575955	13.150073	-3.14%	0
2010	11.106900	13.575955	22.23%	0
2009	8.938350	11.106900	24.26%	0
2008	17.113159	8.938350	-47.77%	0
2007	15.998343	17.113159	6.97%	0
2006	15.899389	15.998343	0.62%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.789469	28.189252	-8.45%	17
2014	29.517377	30.789469	4.31%	0
2013	21.576135	29.517377	36.81%	0
2012	18.357664	21.576135	17.53%	0
2011	19.872760	18.357664	-7.62%	0
2010	16.082411	19.872760	23.57%	0
2009	13.078860	16.082411	22.96%	0
2008	19.774663	13.078860	-33.86%	0
2007	21.820354	19.774663	-9.38%	0
2006	19.071913	21.820354	14.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	27.137101	26.010401	-4.15%	872
2014	27.622459	27.137101	-1.76%	854
2013	20.115307	27.622459	37.32%	854
2012	17.869057	20.115307	12.57%	854
2011	19.415660	17.869057	-7.97%	0
2010	15.900436	19.415660	22.11%	0
2009	12.106536	15.900436	31.34%	0
2008	20.102337	12.106536	-39.78%	0
2007	20.195647	20.102337	-0.46%	0
2006	18.496109	20.195647	9.19%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	20.099590	19.767251	-1.65%	0
2014	18.398691	20.099590	9.24%	0
2013	14.398350	18.398691	27.78%	0
2012	12.945487	14.398350	11.22%	0
2011	13.199707	12.945487	-1.93%	0
2010	11.932366	13.199707	10.62%	0
2009	9.727310	11.932366	22.67%	0
2008	17.052689	9.727310	-42.96%	0
2007	16.179237	17.052689	5.40%	0
2006	14.602188	16.179237	10.80%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.242372	12.205434	-7.83%	429
2014	10.539067	13.242372	25.65%	184
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
2010	7.071839	8.969846	26.84%	0
2009	5.546102	7.071839	27.51%	0
2008*	10.000000	5.546102	-44.54%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.836900	12.659902	-1.38%	738
2014	11.619549	12.836900	10.48%	464
2013*	10.000000	11.619549	16.20%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.854059	9.594573	-2.63%	0
2014	10.036467	9.854059	-1.82%	1,619
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	0
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
2009	9.790268	10.245163	4.65%	0
2008*	10.000000	9.790268	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	14.032396	13.174454	-6.11%	69
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	0
2010	12.833644	13.334389	3.90%	0
2009*	10.000000	12.833644	28.34%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	27.090316	26.730470	-1.33%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.470324	9.269498	-2.12%	0
2014	9.634507	9.470324	-1.70%	0
2013	9.800872	9.634507	-1.70%	0
2012	9.590532	9.800872	2.19%	0
2011	9.787414	9.590532	-2.01%	0
2010	9.514932	9.787414	2.86%	0
2009	8.593607	9.514932	10.72%	0
2008	10.160396	8.593607	-15.42%	2,504
2007	9.927203	10.160396	2.35%	2,504
2006	9.750532	9.927203	1.81%	2,504
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.317311	21.702914	-2.75%	0
2014	20.694220	22.317311	7.84%	0
2013	15.392869	20.694220	34.44%	0
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
2010	12.490608	14.992720	20.03%	0
2009	9.727621	12.490608	28.40%	0
2008	16.442567	9.727621	-40.84%	0
2007	15.640952	16.442567	5.13%	0
2006	14.078903	15.640952	11.09%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.674288	9.931343	-6.96%	1,421
2014	10.639360	10.674288	0.33%	1,219
2013	10.133230	10.639360	4.99%	1,219
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.416062	10.107364	-11.46%	0
2014	11.582445	11.416062	-1.44%	0
2013	10.251832	11.582445	12.98%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.249753	10.257593	-8.82%	0
2014	11.233926	11.249753	0.14%	0
2013	10.269462	11.233926	9.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	27.099198	27.448158	1.29%	68
2014	27.178412	27.099198	-0.29%	42
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0
2008	23.119610	13.477338	-41.71%	0
2007	22.310173	23.119610	3.63%	0
2006	19.455643	22.310173	14.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.876983	9.409321	-4.73%	0
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	0
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.339780	21.496713	0.74%	0
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	0
2012	13.523659	15.406366	13.92%	0
2011	13.885036	13.523659	-2.60%	0
2010	12.269861	13.885036	13.16%	0
2009	9.811972	12.269861	25.05%	0
2008	16.364280	9.811972	-40.04%	0
2007	16.083909	16.364280	1.74%	0
2006	14.344443	16.083909	12.13%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	0
2010	16.372203	19.684041	20.23%	0
2009	12.242398	16.372203	33.73%	0
2008	20.212960	12.242398	-39.43%	0
2007	20.983612	20.212960	-3.67%	0
2006	18.730671	20.983612	12.03%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.008555	8.593193	-4.61%	221
2014	9.092908	9.008555	-0.93%	121
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.933666	10.704493	-2.10%	177
2014	11.107934	10.933666	-1.57%	104
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	0
2010	10.876049	11.176939	2.77%	0
2009*	10.000000	10.876049	8.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.352363	10.148203	-1.97%	2,999
2014	10.172145	10.352363	1.77%	2,999
2013	10.629848	10.172145	-4.31%	2,999
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.736412	16.927400	-9.66%	0
2014	17.318696	18.736412	8.19%	0
2013	13.064932	17.318696	32.56%	0
2012	11.225036	13.064932	16.39%	0
2011	12.047990	11.225036	-6.83%	0
2010	10.781286	12.047990	11.75%	0
2009	8.500834	10.781286	26.83%	0
2008	14.194062	8.500834	-40.11%	0
2007	15.464005	14.194062	-8.21%	0
2006	13.654420	15.464005	13.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.357719	16.003834	-2.16%	0
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
2008	20.717476	11.344216	-45.24%	0
2007	19.570440	20.717476	5.86%	0
2006	15.682599	19.570440	24.79%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.587561	18.884303	-8.27%	0
2014	19.205274	20.587561	7.20%	0
2013	13.676809	19.205274	40.42%	0
2012	12.255760	13.676809	11.59%	0
2011	15.269272	12.255760	-19.74%	0
2010	12.937627	15.269272	18.02%	0
2009	8.079521	12.937627	60.13%	0
2008	13.133811	8.079521	-38.48%	0
2007	12.741344	13.133811	3.08%	0
2006	12.368215	12.741344	3.02%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.255890	29.949762	9.88%	1,037
2014	21.259170	27.255890	28.21%	1,069
2013	14.456733	21.259170	47.05%	1,235
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.823328	11.455241	-3.11%	0
2014	11.250491	11.823328	5.09%	0
2013	11.582562	11.250491	-2.87%	0
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
2010	10.098488	10.542938	4.40%	0
2009	9.449749	10.098488	6.87%	0
2008	10.801613	9.449749	-12.52%	0
2007	10.508882	10.801613	2.79%	0
2006	10.385759	10.508882	1.19%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.193268	19.496861	-3.45%	0
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
2008	16.550435	13.747430	-16.94%	0
2007	15.923891	16.550435	3.93%	0
2006	14.708653	15.923891	8.26%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.169955	-18.30%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.253123	5.366103	-34.98%	0
2014	10.442632	8.253123	-20.97%	0
2013	9.669858	10.442632	7.99%	0
2012*	10.000000	9.669858	-3.30%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.537047	20.435059	-5.12%	0
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0
2010	12.580117	15.581694	23.86%	0
2009	8.435497	12.580117	49.13%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.958004	21.747899	-0.96%	0
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
2008	17.610360	10.197941	-42.09%	0
2007	17.200484	17.610360	2.38%	0
2006	15.056052	17.200484	14.24%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.311360	28.834421	-7.91%	85
2014	29.431927	31.311360	6.39%	86
2013	21.898322	29.431927	34.40%	0
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	0
2010	17.161136	21.214186	23.62%	0
2009	12.319109	17.161136	39.31%	0
2008	19.635378	12.319109	-37.26%	0
2007	19.807979	19.635378	-0.87%	0
2006	17.760940	19.807979	11.53%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.275156	11.690790	-4.76%	0
2014	12.169016	12.275156	0.87%	0
2013	13.616534	12.169016	-10.63%	0
2012	12.985892	13.616534	4.86%	0
2011	11.899828	12.985892	9.13%	0
2010	11.592697	11.899828	2.65%	0
2009	10.771404	11.592697	7.62%	0
2008	11.208694	10.771404	-3.90%	0
2007	10.484510	11.208694	6.91%	0
2006	10.568371	10.484510	-0.79%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	22.060153	20.260159	-8.16%	0
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
2008	16.615074	10.589505	-36.27%	0
2007	17.091271	16.615074	-2.79%	0
2006	14.982286	17.091271	14.08%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.383915	20.551514	-3.89%	0
2014	18.839219	21.383915	13.51%	0
2013	14.851686	18.839219	26.85%	0
2012	13.086343	14.851686	13.49%	0
2011	13.514572	13.086343	-3.17%	0
2010	11.632166	13.514572	16.18%	0
2009	9.177100	11.632166	26.75%	0
2008	12.449547	9.177100	-26.29%	0
2007	13.067810	12.449547	-4.73%	0
2006	11.130171	13.067810	17.41%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	11.953377	11.547392	-3.40%	0
2014	11.895064	11.953377	0.49%	0
2013	10.102259	11.895064	17.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.697795	-3.02%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.725657	-2.74%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.910301	29.480674	-4.63%	0
2014	30.112007	30.910301	2.65%	0
2013	21.913938	30.112007	37.41%	0
2012	19.390134	21.913938	13.02%	0
2011	19.744723	19.390134	-1.80%	0
2010	16.069221	19.744723	22.87%	0
2009	13.162024	16.069221	22.09%	0
2008	19.511021	13.162024	-32.54%	0
2007	20.115008	19.511021	-3.00%	0
2006	18.003287	20.115008	11.73%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.396047	22.059658	-1.50%	118
2014	20.277739	22.396047	10.45%	122
2013	15.766615	20.277739	28.61%	125
2012	13.983105	15.766615	12.75%	129
2011	14.090582	13.983105	-0.76%	132
2010	12.598052	14.090582	11.85%	129
2009	10.235430	12.598052	23.08%	132
2008	16.723589	10.235430	-38.80%	125
2007	16.313974	16.723589	2.51%	125
2006	14.500481	16.313974	12.51%	130
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.214564	19.203803	-5.00%	0
2014	19.198411	20.214564	5.29%	0
2013	16.271558	19.198411	17.99%	0
2012	15.130188	16.271558	7.54%	0
2011	14.248269	15.130188	6.19%	0
2010	12.682796	14.248269	12.34%	0
2009	10.625956	12.682796	19.36%	0
2008	15.484277	10.625956	-31.38%	0
2007	14.842000	15.484277	4.33%	0
2006	13.078414	14.842000	13.48%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	18.002210	17.135713	-4.81%	0
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
2008	13.383655	8.132281	-39.24%	0
2007	15.450461	13.383655	-13.38%	0
2006	15.283224	15.450461	1.09%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.820812	9.494878	-3.32%	0
2014	9.999929	9.820812	-1.79%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.676769	13.409638	-8.63%	0
2014	15.232712	14.676769	-3.65%	0
2013	13.434383	15.232712	13.39%	0
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
2010	12.280037	13.551526	10.35%	0
2009	11.102725	12.280037	10.60%	0
2008	16.166502	11.102725	-31.32%	0
2007	15.101647	16.166502	7.05%	0
2006	13.356142	15.101647	13.07%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.495095	12.147842	-2.78%	0
2014	12.361554	12.495095	1.08%	0
2013	12.564746	12.361554	-1.62%	0
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	0
2010	11.163853	11.804436	5.74%	0
2009	9.514651	11.163853	17.33%	0
2008	10.539678	9.514651	-9.73%	0
2007	10.266953	10.539678	2.66%	0
2006	10.116795	10.266953	1.48%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.946345	13.546358	-2.87%	0
2014	13.704834	13.946345	1.76%	0
2013	12.398441	13.704834	10.54%	0
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
2010	10.648227	11.702681	9.90%	0
2009	8.797094	10.648227	21.04%	0
2008	12.039071	8.797094	-26.93%	0
2007	11.372528	12.039071	5.86%	0
2006	10.627320	11.372528	7.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.460079	14.055425	-2.80%	0
2014	14.157491	14.460079	2.14%	0
2013	12.537828	14.157491	12.92%	0
2012	11.355946	12.537828	10.41%	0
2011	11.774845	11.355946	-3.56%	0
2010	10.546772	11.774845	11.64%	0
2009	8.401962	10.546772	25.53%	0
2008	12.804368	8.401962	-34.38%	0
2007	11.925522	12.804368	7.37%	0
2006	10.932085	11.925522	9.09%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.089502	14.656811	-2.87%	0
2014	14.752886	15.089502	2.28%	0
2013	12.443752	14.752886	18.56%	0
2012	11.064163	12.443752	12.47%	0
2011	11.659781	11.064163	-5.11%	0
2010	10.302965	11.659781	13.17%	0
2009	8.043137	10.302965	28.10%	0
2008	13.322549	8.043137	-39.63%	0
2007	12.283828	13.322549	8.46%	0
2006	11.138935	12.283828	10.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.723578	12.167618	-22.62%	364
2014	18.458904	15.723578	-14.82%	298
2013	15.226465	18.458904	21.23%	0
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
2008	21.543912	9.591436	-55.48%	140
2007	15.150214	21.543912	42.20%	140
2006	13.303376	15.150214	13.88%	177
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.829407	19.477762	-6.49%	0
2014	19.663313	20.829407	5.93%	0
2013	15.752712	19.663313	24.82%	0
2012	13.782098	15.752712	14.30%	0
2011	14.021290	13.782098	-1.71%	0
2010	12.494586	14.021290	12.22%	0
2009	9.851363	12.494586	26.83%	0
2008	17.642038	9.851363	-44.16%	0
2007	17.841935	17.642038	-1.12%	0
2006	15.234015	17.841935	17.12%	225
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.408104	23.392298	4.39%	0
2014	20.670881	22.408104	8.40%	0
2013	15.564680	20.670881	32.81%	0
2012	13.933293	15.564680	11.71%	0
2011	14.272534	13.933293	-2.38%	0
2010	11.799969	14.272534	20.95%	0
2009	9.443148	11.799969	24.96%	0
2008	18.354004	9.443148	-48.55%	263
2007	14.841311	18.354004	23.67%	263
2006	14.260291	14.841311	4.07%	244

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.696625	12.292872	-3.18%	0
2014	12.310580	12.696625	3.14%	0
2013	12.873058	12.310580	-4.37%	0
2012	12.484039	12.873058	3.12%	0
2011	11.943367	12.484039	4.53%	0
2010	11.372363	11.943367	5.02%	0
2009	10.085775	11.372363	12.76%	0
2008	10.698836	10.085775	-5.73%	0
2007	10.527722	10.698836	1.63%	0
2006	10.352158	10.527722	1.70%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.354349	32.039923	-3.94%	156
2014	32.214059	33.354349	3.54%	160
2013	24.279764	32.214059	32.68%	0
2012	21.704664	24.279764	11.86%	0
2011	24.931965	21.704664	-12.94%	0
2010	19.857680	24.931965	25.55%	0
2009	14.551074	19.857680	36.47%	265
2008	24.674874	14.551074	-41.03%	415
2007	21.911113	24.674874	12.61%	594
2006	19.961162	21.911113	9.77%	860
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.879191	20.051855	0.87%	126
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
2008	24.770690	13.554576	-45.28%	0
2007	21.673946	24.770690	14.29%	0
2006	18.844819	21.673946	15.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	28.104146	26.568018	-5.47%	0
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
2010	15.632125	19.285662	23.37%	0
2009	10.186508	15.632125	53.46%	0
2008	21.415648	10.186508	-52.43%	0
2007	20.801986	21.415648	2.95%	0
2006	18.361767	20.801986	13.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	0
2010	10.172991	11.193004	10.03%	0
2009	7.682907	10.172991	32.41%	0
2008	11.185080	7.682907	-31.31%	0
2007	11.040930	11.185080	1.31%	0
2006*	10.000000	11.040930	10.41%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.749712	21.404646	-5.91%	0
2014	21.428012	22.749712	6.17%	0
2013	16.920035	21.428012	26.64%	0
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	0
2010	12.691092	14.951559	17.81%	0
2009	11.075583	12.691092	14.59%	0
2008	15.559038	11.075583	-28.82%	0
2007	16.375723	15.559038	-4.99%	0
2006	14.317130	16.375723	14.38%	204
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.288555	26.487400	-9.56%	0
2014	29.823297	29.288555	-1.79%	0
2013	22.417039	29.823297	33.04%	0
2012	19.391936	22.417039	15.60%	0
2011	20.633627	19.391936	-6.02%	0
2010	16.478949	20.633627	25.21%	0
2009	13.066078	16.478949	26.12%	0
2008	19.976991	13.066078	-34.59%	0
2007	20.959357	19.976991	-4.69%	0
2006	18.346803	20.959357	14.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.691348	17.979933	-8.69%	0
2014	22.691438	19.691348	-13.22%	0
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
2008	22.741356	13.239602	-41.78%	0
2007	20.173294	22.741356	12.73%	0
2006	17.009548	20.173294	18.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.630044	8.998871	-6.55%	0
2014	9.684288	9.630044	-0.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.808163	14.124138	2.29%	0
2014	13.072615	13.808163	5.63%	0
2013	9.576155	13.072615	36.51%	0
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.565050	13.384233	-1.33%	0
2014	12.899364	13.565050	5.16%	0
2013	9.670053	12.899364	33.39%	0
2012*	10.000000	9.670053	-3.30%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.897847	13.333404	-10.50%	0
2014	16.104430	14.897847	-7.49%	0
2013	13.179544	16.104430	22.19%	0
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	0
2010	11.777147	12.498301	6.12%	0
2009*	10.000000	11.777147	17.77%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.530315	10.526887	-8.70%	0
2014	11.587077	11.530315	-0.49%	0
2013	10.738396	11.587077	7.90%	0
2012*	10.000000	10.738396	7.38%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.360814	12.292652	-7.99%	0
2014	12.684181	13.360814	5.33%	0
2013	9.996521	12.684181	26.89%	0
2012*	10.000000	9.996521	-0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.242000	20.827941	-1.95%	0
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
2008	14.773086	12.108937	-18.03%	0
2007	13.719160	14.773086	7.68%	0
2006	12.723262	13.719160	7.83%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.716363	-2.84%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.712047	29.198141	9.31%	0
2014	25.219353	26.712047	5.92%	0
2013	19.731658	25.219353	27.81%	0
2012	16.314966	19.731658	20.94%	0
2011	17.953094	16.314966	-9.12%	0
2010	17.266141	17.953094	3.98%	0
2009	12.109370	17.266141	42.58%	331
2008	22.268831	12.109370	-45.62%	187
2007	16.692231	22.268831	33.41%	187
2006	15.664813	16.692231	6.56%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.959645	14.264864	2.19%	0
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.603914	23.691030	-10.95%	0
2014	30.995449	26.603914	-14.17%	0
2013	27.774559	30.995449	11.60%	0
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
2008	38.198229	17.817522	-53.36%	0
2007	30.559669	38.198229	25.00%	0
2006	21.341330	30.559669	43.19%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.100431	7.104093	-21.94%	0
2014	9.772696	9.100431	-6.88%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.650319	12.087924	-4.45%	0
2014	14.004447	12.650319	-9.67%	0
2013	10.155352	14.004447	37.90%	0
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	25.069404	24.251604	-3.26%	0
2014	23.295945	25.069404	7.61%	0
2013	17.593622	23.295945	32.41%	0
2012	15.548515	17.593622	13.15%	0
2011	15.996542	15.548515	-2.80%	0
2010	14.729169	15.996542	8.60%	0
2009	12.318074	14.729169	19.57%	0
2008	18.756381	12.318074	-34.33%	0
2007	17.854393	18.756381	5.05%	0
2006	15.171686	17.854393	17.68%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.265399	14.810600	3.82%	0
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.659862	-3.40%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.085964	14.582046	-9.35%	0
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.228490	19.808764	-6.69%	0
2014	19.247223	21.228490	10.29%	0
2013	14.969107	19.247223	28.58%	0
2012	13.395155	14.969107	11.75%	0
2011	13.650464	13.395155	-1.87%	0
2010	12.353990	13.650464	10.49%	0
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.381539	13.195661	-1.39%	0
2014	13.052206	13.381539	2.52%	0
2013	10.841715	13.052206	20.39%	0
2012	9.595173	10.841715	12.99%	0
2011	9.735136	9.595173	-1.44%	0
2010	8.899746	9.735136	9.39%	0
2009	7.384802	8.899746	20.51%	0
2008	10.769435	7.384802	-31.43%	0
2007	10.391833	10.769435	3.63%	0
2006*	10.000000	10.391833	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.739006	10.462399	-2.58%	0
2014	10.475888	10.739006	2.51%	0
2013	11.011421	10.475888	-4.86%	0
2012	10.743477	11.011421	2.49%	0
2011	10.405675	10.743477	3.25%	0
2010	10.053791	10.405675	3.50%	0
2009	9.180297	10.053791	9.51%	0
2008	10.431022	9.180297	-11.99%	0
2007	10.374046	10.431022	0.55%	0
2006*	10.000000	10.374046	3.74%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.153419	14.725097	4.04%	0
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	524
2009	7.140620	9.873794	38.28%	542
2008	11.917257	7.140620	-40.08%	303
2007	10.672505	11.917257	11.66%	303
2006*	10.000000	10.672505	6.73%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.534366	14.065729	3.93%	144
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	0
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	0
2010	8.228464	9.497129	15.42%	0
2009	6.071730	8.228464	35.52%	0
2008	11.146413	6.071730	-45.53%	323
2007	10.202232	11.146413	9.25%	323
2006*	10.000000	10.202232	2.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.420477	12.260371	-1.29%	0
2014	11.539200	12.420477	7.64%	0
2013	8.886886	11.539200	29.85%	0
2012	7.774651	8.886886	14.31%	0
2011	8.143431	7.774651	-4.53%	0
2010	7.514524	8.143431	8.37%	0
2009	5.888236	7.514524	27.62%	0
2008	9.736275	5.888236	-39.52%	0
2007*	10.000000	9.736275	-2.64%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.232459	-7.68%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.208675	17.317083	-4.90%	286
2014	18.183144	18.208675	0.14%	283
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	0
2009	9.734279	13.878228	42.57%	0
2008	13.843431	9.734279	-29.68%	0
2007	13.747460	13.843431	0.70%	0
2006	12.727746	13.747460	8.01%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.509221	20.547997	-8.71%	117
2014	21.161959	22.509221	6.37%	117
2013	16.016942	21.161959	32.12%	121
2012	13.880964	16.016942	15.39%	131
2011	14.586241	13.880964	-4.84%	126
2010	12.938547	14.586241	12.73%	125
2009	10.329810	12.938547	25.25%	132
2008	16.850630	10.329810	-38.70%	125
2007	17.720355	16.850630	-4.91%	114
2006	15.702314	17.720355	12.85%	121

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.338673	10.722398	-5.44%	0
2014	11.259287	11.338673	0.71%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	11.009263	10.561144	-4.07%	0
2014	11.068475	11.009263	-0.53%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.255336	11.824575	-3.51%	0
2014	11.777741	12.255336	4.06%	0
2013	8.402943	11.777741	40.16%	0
2012	7.365606	8.402943	14.08%	0
2011	8.537717	7.365606	-13.73%	0
2010	7.577228	8.537717	12.68%	0
2009	5.072828	7.577228	49.37%	0
2008*	10.000000	5.072828	-49.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.103877	13.714795	-2.76%	0
2014	13.069683	14.103877	7.91%	0
2013	9.659900	13.069683	35.30%	0
2012	8.881865	9.659900	8.76%	0
2011	9.402248	8.881865	-5.53%	0
2010	7.792321	9.402248	20.66%	0
2009	6.078957	7.792321	28.19%	0
2008*	10.000000	6.078957	-39.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.817255	11.417279	-3.38%	773
2014	11.603013	11.817255	1.85%	0
2013	10.363223	11.603013	11.96%	0
2012	9.556212	10.363223	8.44%	0
2011	9.919113	9.556212	-3.66%	0
2010	9.200321	9.919113	7.81%	0
2009	7.863141	9.200321	17.01%	0
2008*	10.000000	7.863141	-21.37%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.042961	11.603666	-3.65%	0
2014	11.779452	12.042961	2.24%	0
2013	9.949099	11.779452	18.40%	0
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
2009	7.146054	8.664336	21.25%	0
2008*	10.000000	7.146054	-28.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.140897	10.799232	-3.07%	0
2014	11.040635	11.140897	0.91%	0
2013	10.774821	11.040635	2.47%	0
2012	10.265025	10.774821	4.97%	0
2011	10.365215	10.265025	-0.97%	0
2010	9.938708	10.365215	4.29%	0
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	4,781
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.942465	11.537488	-3.39%	0
2014	11.695385	11.942465	2.11%	0
2013	10.166637	11.695385	15.04%	0
2012	9.265691	10.166637	9.72%	0
2011	9.714820	9.265691	-4.62%	0
2010	8.932762	9.714820	8.75%	0
2009	7.501354	8.932762	19.08%	0
2008*	10.000000	7.501354	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.977746	11.519880	-3.82%	0
2014	11.730874	11.977746	2.10%	0
2013	9.666390	11.730874	21.36%	0
2012	8.639404	9.666390	11.89%	0
2011	9.280464	8.639404	-6.91%	0
2010	8.387218	9.280464	10.65%	0
2009	6.785554	8.387218	23.60%	0
2008*	10.000000	6.785554	-32.14%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.648661	11.253731	-3.39%	0
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
2009	8.240441	9.469522	14.92%	0
2008*	10.000000	8.240441	-17.60%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.487301	11.118568	-3.21%	0
2014	11.237923	11.487301	2.22%	0
2013	11.758689	11.237923	-4.43%	0
2012	11.203987	11.758689	4.95%	0
2011	10.799155	11.203987	3.75%	0
2010	10.356999	10.799155	4.27%	0
2009	9.767091	10.356999	6.04%	0
2008*	10.000000	9.767091	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.448240	12.092815	-2.86%	0
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
2009	9.772882	11.111871	13.70%	0
2008*	10.000000	9.772882	-2.27%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.433370	22.439639	-18.20%	0
2014	29.801525	27.433370	-7.95%	0
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
2008	47.527096	19.523400	-58.92%	0
2007	33.525551	47.527096	41.76%	0
2006	25.184211	33.525551	33.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.672401	11.385682	-2.46%	0
2014	11.431002	11.672401	2.11%	0
2013	12.200936	11.431002	-6.31%	0
2012	12.124667	12.200936	0.63%	0
2011	11.575769	12.124667	4.74%	0
2010	11.313330	11.575769	2.32%	0
2009	11.282253	11.313330	0.28%	0
2008	10.725721	11.282253	5.19%	0
2007	10.251375	10.725721	4.63%	0
2006	10.157990	10.251375	0.92%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.322302	7.864929	-5.50%	0
2014	8.584397	8.322302	-3.05%	0
2013	7.477636	8.584397	14.80%	0
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
2010	6.852649	7.561895	10.35%	0
2009	5.421013	6.852649	26.41%	0
2008*	10.000000	5.421013	-45.79%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	0
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
2009	6.404701	8.043441	25.59%	0
2008	11.525594	6.404701	-44.43%	0
2007	10.791318	11.525594	6.80%	0
2006*	10.000000	10.791318	7.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.912223	21.183667	-3.32%	0
2014	21.373992	21.912223	2.52%	0
2013	17.201230	21.373992	24.26%	0
2012	15.198982	17.201230	13.17%	0
2011	16.200999	15.198982	-6.18%	0
2010	14.473283	16.200999	11.94%	0
2009	11.651691	14.473283	24.22%	0
2008	18.893750	11.651691	-38.33%	0
2007	18.262793	18.893750	3.45%	0
2006	16.001796	18.262793	14.13%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.623721	14.255240	-2.52%	0
2014	14.319083	14.623721	2.13%	0
2013	12.928140	14.319083	10.76%	0
2012	12.103914	12.928140	6.81%	0
2011	12.285861	12.103914	-1.48%	0
2010	11.456955	12.285861	7.23%	0
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.705174	16.225805	-2.87%	0
2014	16.259744	16.705174	2.74%	0
2013	13.934452	16.259744	16.69%	0
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.711262	12.445410	-2.09%	0
2014	12.529712	12.711262	1.45%	0
2013	12.239845	12.529712	2.37%	0
2012	11.918288	12.239845	2.70%	0
2011	11.856895	11.918288	0.52%	0
2010	11.466489	11.856895	3.40%	0
2009	10.764505	11.466489	6.52%	0
2008	11.730073	10.764505	-8.23%	0
2007	11.400425	11.730073	2.89%	0
2006	10.996193	11.400425	3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.493517	17.025222	-2.68%	0
2014	17.032048	17.493517	2.71%	0
2013	14.955172	17.032048	13.89%	0
2012	13.821533	14.955172	8.20%	0
2011	14.159159	13.821533	-2.38%	0
2010	13.072959	14.159159	8.31%	0
2009	11.237250	13.072959	16.34%	0
2008	14.983500	11.237250	-25.00%	0
2007	14.524060	14.983500	3.16%	0
2006	13.356251	14.524060	8.74%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	20.063431	19.448911	-3.06%	0
2014	19.575898	20.063431	2.49%	0
2013	16.381137	19.575898	19.50%	5,354
2012	14.747040	16.381137	11.08%	5,354
2011	15.429355	14.747040	-4.42%	5,354
2010	14.003189	15.429355	10.18%	5,354
2009	11.528165	14.003189	21.47%	6,656
2008	17.207732	11.528165	-33.01%	6,656
2007	16.602976	17.207732	3.64%	6,656
2006	14.843088	16.602976	11.86%	6,657
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.169941	14.808900	-2.38%	0
2014	14.832053	15.169941	2.28%	0
2013	13.746282	14.832053	7.90%	0
2012	13.030269	13.746282	5.49%	0
2011	13.073475	13.030269	-0.33%	0
2010	12.337256	13.073475	5.97%	0
2009	11.028259	12.337256	11.87%	0
2008	13.293726	11.028259	-17.04%	0
2007	12.861755	13.293726	3.36%	0
2006	12.147263	12.861755	5.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.124089	21.622445	2.36%	0
2014	19.926302	21.124089	6.01%	0
2013	14.972672	19.926302	33.08%	0
2012	12.948434	14.972672	15.63%	0
2011	13.598696	12.948434	-4.78%	0
2010	12.832801	13.598696	5.97%	0
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.895356	9.445656	-4.54%	5,247
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.678969	29.198758	-4.82%	0
2014	28.712470	30.678969	6.85%	0
2013	22.099580	28.712470	29.92%	0
2012	19.266223	22.099580	14.71%	0
2011	20.244067	19.266223	-4.83%	0
2010	16.426672	20.244067	23.24%	0
2009	12.300771	16.426672	33.54%	0
2008	19.827051	12.300771	-37.96%	0
2007	18.879598	19.827051	5.02%	0
2006	17.592905	18.879598	7.31%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.767145	8.561118	-2.35%	0
2014	8.978134	8.767145	-2.35%	0
2013	9.194196	8.978134	-2.35%	0
2012	9.416070	9.194196	-2.36%	0
2011	9.642034	9.416070	-2.34%	0
2010	9.874059	9.642034	-2.35%	1,221
2009	10.107442	9.874059	-2.31%	0
2008	10.142390	10.107442	-0.34%	0
2007	9.912735	10.142390	2.32%	0
2006	9.710708	9.912735	2.08%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.795289	13.081721	-5.17%	1,149
2014	13.599128	13.795289	1.44%	1,104
2013	14.084791	13.599128	-3.45%	301
2012	12.850405	14.084791	9.61%	294
2011	12.467171	12.850405	3.07%	305
2010	11.544789	12.467171	7.99%	294
2009	9.505138	11.544789	21.46%	266
2008	11.768953	9.505138	-19.24%	335
2007	11.520873	11.768953	2.15%	358
2006	11.252909	11.520873	2.38%	349
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.094925	9.793117	-2.99%	0
2014	10.479595	10.094925	-3.67%	0
2013	8.863522	10.479595	18.23%	0
2012	7.857747	8.863522	12.80%	0
2011	8.903358	7.857747	-11.74%	0
2010	8.011424	8.903358	11.13%	0
2009	6.027735	8.011424	32.91%	0
2008*	10.000000	6.027735	-39.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.946035	12.890204	-7.57%	0
2014	15.811943	13.946035	-11.80%	0
2013	13.376591	15.811943	18.21%	0
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
2008	20.980728	10.964559	-47.74%	0
2007	20.921852	20.980728	0.28%	0
2006	17.502808	20.921852	19.53%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.476994	13.572150	0.71%	339
2014	12.529739	13.476994	7.56%	203
2013	9.545970	12.529739	31.26%	210
2012	8.417595	9.545970	13.40%	204
2011	8.907693	8.417595	-5.50%	208
2010	7.907436	8.907693	12.65%	210
2009	6.260205	7.907436	26.31%	209
2008*	10.000000	6.260205	-37.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.792915	12.062934	-5.71%	0
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	0
2010	7.774100	8.559142	10.10%	0
2009	6.248393	7.774100	24.42%	0
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.502645	13.139704	-2.69%	335
2014	13.331728	13.502645	1.28%	199
2013	9.849779	13.331728	35.35%	203
2012	8.798826	9.849779	11.94%	195
2011	9.429899	8.798826	-6.69%	197
2010	7.635585	9.429899	23.50%	209
2009	6.171167	7.635585	23.73%	209
2008*	10.000000	6.171167	-38.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.241379	15.402009	-5.17%	0
2014	14.213101	16.241379	14.27%	0
2013	10.727602	14.213101	32.49%	0
2012	9.442862	10.727602	13.61%	0
2011	9.899476	9.442862	-4.61%	0
2010	8.473892	9.899476	16.82%	0
2009	6.651221	8.473892	27.40%	0
2008*	10.000000	6.651221	-33.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.346447	19.973474	-1.83%	61
2014	20.320369	20.346447	0.13%	66
2013	14.455687	20.320369	40.57%	70
2012	13.090457	14.455687	10.43%	68
2011	13.521315	13.090457	-3.19%	65
2010	11.067857	13.521315	22.17%	73
2009	8.911497	11.067857	24.20%	76
2008	17.070507	8.911497	-47.80%	72
2007	15.966679	17.070507	6.91%	63
2006	15.876031	15.966679	0.57%	57

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.602906	28.004102	-8.49%	43
2014	29.353539	30.602906	4.26%	43
2013	21.467340	29.353539	36.74%	46
2012	18.274469	21.467340	17.47%	49
2011	19.792806	18.274469	-7.67%	47
2010	16.025902	19.792806	23.51%	48
2009	13.039574	16.025902	22.90%	53
2008	19.725378	13.039574	-33.89%	52
2007	21.777194	19.725378	-9.42%	46
2006	19.043904	21.777194	14.35%	46
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.972648	25.839547	-4.20%	0
2014	27.469125	26.972648	-1.81%	0
2013	20.013871	27.469125	37.25%	0
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	0
2010	15.844558	19.337540	22.05%	0
2009	12.070166	15.844558	31.27%	199
2008	20.052236	12.070166	-39.81%	195
2007	20.155684	20.052236	-0.51%	331
2006	18.468949	20.155684	9.13%	450
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.977756	19.637371	-1.70%	0
2014	18.296521	19.977756	9.19%	0
2013	14.325722	18.296521	27.72%	0
2012	12.886807	14.325722	11.17%	0
2011	13.146590	12.886807	-1.98%	0
2010	11.890424	13.146590	10.56%	0
2009	9.698093	11.890424	22.61%	0
2008	17.010187	9.698093	-42.99%	0
2007	16.147227	17.010187	5.34%	0
2006	14.580741	16.147227	10.74%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.197217	12.157584	-7.88%	426
2014	10.508510	13.197217	25.59%	416
2013	10.478480	10.508510	0.29%	0
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
2008*	10.000000	5.544191	-44.56%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.825940	12.642615	-1.43%	799
2014	11.615578	12.825940	10.42%	827
2013*	10.000000	11.615578	16.16%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.820491	9.556983	-2.68%	0
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	0
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
2009	9.786923	10.236421	4.59%	0
2008*	10.000000	9.786923	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.991760	13.129569	-6.16%	0
2014	15.599475	13.991760	-10.31%	0
2013	13.301835	15.599475	17.27%	0
2012	11.393575	13.301835	16.75%	0
2011	13.323024	11.393575	-14.48%	0
2010	12.829265	13.323024	3.85%	0
2009*	10.000000	12.829265	28.29%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.924440	26.553196	-1.38%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.412928	9.208617	-2.17%	0
2014	9.581015	9.412928	-1.75%	0
2013	9.751447	9.581015	-1.75%	0
2012	9.547057	9.751447	2.14%	0
2011	9.748031	9.547057	-2.06%	0
2010	9.481500	9.748031	2.81%	0
2009	8.567794	9.481500	10.66%	0
2008	10.135052	8.567794	-15.46%	0
2007	9.907529	10.135052	2.30%	0
2006	9.736191	9.907529	1.76%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.184396	21.562613	-2.80%	0
2014	20.581494	22.184396	7.79%	0
2013	15.316853	20.581494	34.37%	0
2012	14.134441	15.316853	8.37%	0
2011	14.933971	14.134441	-5.35%	0
2010	12.448019	14.933971	19.97%	0
2009	9.699424	12.448019	28.34%	0
2008	16.403325	9.699424	-40.87%	0
2007	15.611658	16.403325	5.07%	0
2006	14.059715	15.611658	11.04%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.662487	9.915292	-7.01%	0
2014	10.633033	10.662487	0.28%	0
2013	10.132391	10.633033	4.94%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.403437	10.091014	-11.51%	0
2014	11.575564	11.403437	-1.49%	0
2013	10.250986	11.575564	12.92%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.237313	10.241005	-8.87%	0
2014	11.227248	11.237313	0.09%	0
2013	10.268613	11.227248	9.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.934942	27.267817	1.24%	0
2014	27.027510	26.934942	-0.34%	0
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
2008	23.061990	13.436850	-41.74%	0
2007	22.266032	23.061990	3.57%	0
2006	19.427071	22.266032	14.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.865970	9.394021	-4.78%	0
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.210464	21.355502	0.68%	247
2014	19.674607	21.210464	7.81%	254
2013	15.328684	19.674607	28.35%	264
2012	13.462369	15.328684	13.86%	261
2011	13.829177	13.462369	-2.65%	276
2010	12.226742	13.829177	13.11%	268
2009	9.782496	12.226742	24.99%	269
2008	16.323497	9.782496	-40.07%	260
2007	16.052090	16.323497	1.69%	254
2006	14.323371	16.052090	12.07%	260

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	32.150062	29.481288	-8.30%	0
2014	29.487143	32.150062	9.03%	0
2013	21.473150	29.487143	37.32%	0
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
2010	16.314643	19.604814	20.17%	0
2009	12.205611	16.314643	33.67%	0
2008	20.162577	12.205611	-39.46%	0
2007	20.942082	20.162577	-3.72%	0
2006	18.703144	20.942082	11.97%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.000849	8.581447	-4.66%	0
2014	9.089782	9.000849	-0.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.901957	10.667991	-2.15%	0
2014	11.081407	10.901957	-1.62%	0
2013	11.374504	11.081407	-2.58%	0
2012	11.015568	11.374504	3.26%	0
2011	11.167393	11.015568	-1.36%	0
2010	10.872327	11.167393	2.71%	0
2009*	10.000000	10.872327	8.72%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.332938	10.123980	-2.02%	0
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.624828	16.817963	-9.70%	0
2014	17.224370	18.624828	8.13%	0
2013	13.000415	17.224370	32.49%	0
2012	11.175341	13.000415	16.33%	0
2011	12.000790	11.175341	-6.88%	0
2010	10.744545	12.000790	11.69%	0
2009	8.476199	10.744545	26.76%	0
2008	14.160200	8.476199	-40.14%	0
2007	15.435062	14.160200	-8.26%	0
2006	13.635814	15.435062	13.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.260342	15.900420	-2.21%	0
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
2008	20.668072	11.311362	-45.27%	0
2007	19.533822	20.668072	5.81%	0
2006	15.661240	19.533822	24.73%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.464936	18.762206	-8.32%	0
2014	19.100659	20.464936	7.14%	0
2013	13.609268	19.100659	40.35%	0
2012	12.201488	13.609268	11.54%	0
2011	15.209428	12.201488	-19.78%	0
2010	12.893511	15.209428	17.96%	0
2009	8.056091	12.893511	60.05%	0
2008	13.102459	8.056091	-38.51%	0
2007	12.717468	13.102459	3.03%	0
2006	12.351340	12.717468	2.96%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.190916	29.863075	9.83%	359
2014	21.219341	27.190916	28.14%	203
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.752911	11.381188	-3.16%	0
2014	11.189221	11.752911	5.04%	0
2013	11.525382	11.189221	-2.92%	0
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
2010	10.064089	10.501649	4.35%	0
2009	9.422377	10.064089	6.81%	0
2008	10.775844	9.422377	-12.56%	0
2007	10.489208	10.775844	2.73%	0
2006	10.371604	10.489208	1.13%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	20.069614	19.367555	-3.50%	0
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
2008	16.508130	13.705265	-16.98%	0
2007	15.891369	16.508130	3.88%	0
2006	14.686104	15.891369	8.21%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.167152	-18.33%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.241837	5.356019	-35.01%	0
2014	10.433704	8.241837	-21.01%	0
2013	9.666539	10.433704	7.94%	0
2012*	10.000000	9.666539	-3.33%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.425621	20.318927	-5.17%	125
2014	22.361276	21.425621	-4.18%	123
2013	15.242553	22.361276	46.70%	0
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	0
2010	12.547116	15.532874	23.80%	0
2009	8.417684	12.547116	49.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.824883	21.604985	-1.01%	0
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
2008	17.566454	10.167288	-42.12%	0
2007	17.166433	17.566454	2.33%	0
2006	15.033932	17.166433	14.18%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	0
2012	18.844391	21.787804	15.62%	0
2011	21.128751	18.844391	-10.81%	0
2010	17.100771	21.128751	23.55%	0
2009	12.282067	17.100771	39.23%	0
2008	19.586401	12.282067	-37.29%	0
2007	19.768756	19.586401	-0.92%	0
2006	17.734824	19.768756	11.47%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.199952	11.613221	-4.81%	0
2014	12.100659	12.199952	0.82%	0
2013	13.546978	12.100659	-10.68%	0
2012	12.926202	13.546978	4.80%	0
2011	11.851172	12.926202	9.07%	0
2010	11.551209	11.851172	2.60%	0
2009	10.738353	11.551209	7.57%	0
2008	11.180025	10.738353	-3.95%	0
2007	10.463084	11.180025	6.85%	0
2006	10.552161	10.463084	-0.84%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.926368	20.126980	-8.21%	0
2014	19.999268	21.926368	9.64%	0
2013	15.124192	19.999268	32.23%	0
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
2008	16.573641	10.557676	-36.30%	0
2007	17.057428	16.573641	-2.84%	90
2006	14.960263	17.057428	14.02%	89
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.278296	20.439523	-3.94%	0
2014	18.755762	21.278296	13.45%	0
2013	14.793471	18.755762	26.78%	0
2012	13.041751	14.793471	13.43%	0
2011	13.475405	13.041751	-3.22%	0
2010	11.604397	13.475405	16.12%	0
2009	9.159881	11.604397	26.69%	0
2008	12.432558	9.159881	-26.32%	0
2007	13.056693	12.432558	-4.78%	0
2006	11.126388	13.056693	17.35%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	11.940132	11.528682	-3.45%	0
2014	11.887977	11.940132	0.44%	0
2013	10.101424	11.887977	17.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.694476	-3.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.722319	-2.78%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.517817	11.427792	-8.71%	0
2014	12.143389	12.517817	3.08%	0
2013*	10.000000	12.143389	21.43%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.722857	29.286896	-4.67%	0
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	0
2010	16.012711	19.665233	22.81%	0
2009	13.122465	16.012711	22.03%	0
2008	19.462376	13.122465	-32.58%	0
2007	20.075193	19.462376	-3.05%	0
2006	17.976834	20.075193	11.67%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.260273	21.914690	-1.55%	0
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	0
2010	12.553785	14.033887	11.79%	0
2009	10.204691	12.553785	23.02%	0
2008	16.681925	10.204691	-38.83%	185
2007	16.281704	16.681925	2.46%	198
2006	14.479184	16.281704	12.45%	198
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	20.092057	19.077637	-5.05%	0
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
2010	12.638232	14.190947	12.29%	0
2009	10.594037	12.638232	19.30%	0
2008	15.445686	10.594037	-31.41%	0
2007	14.812626	15.445686	4.27%	0
2006	13.059200	14.812626	13.43%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.892983	17.023021	-4.86%	0
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
2008	13.350271	8.107832	-39.27%	0
2007	15.419875	13.350271	-13.42%	0
2006	15.260764	15.419875	1.04%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.812409	9.481885	-3.37%	0
2014	9.996493	9.812409	-1.84%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.587788	13.321506	-8.68%	0
2014	15.148119	14.587788	-3.70%	0
2013	13.366616	15.148119	13.33%	0
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
2010	12.236859	13.496971	10.30%	0
2009	11.069359	12.236859	10.55%	0
2008	16.126182	11.069359	-31.36%	0
2007	15.071744	16.126182	7.00%	0
2006	13.336513	15.071744	13.01%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.419338	12.068001	-2.83%	0
2014	12.292899	12.419338	1.03%	0
2013	12.501368	12.292899	-1.67%	0
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	0
2010	11.124607	11.756935	5.68%	0
2009	9.486055	11.124607	17.27%	0
2008	10.513384	9.486055	-9.77%	0
2007	10.246616	10.513384	2.60%	0
2006	10.101910	10.246616	1.43%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.877444	13.472522	-2.92%	0
2014	13.644122	13.877444	1.71%	0
2013	12.349843	13.644122	10.48%	0
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
2008	12.022652	8.780596	-26.97%	0
2007	11.362864	12.022652	5.81%	0
2006	10.623715	11.362864	6.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
2008	12.786907	8.386197	-34.42%	0
2007	11.915395	12.786907	7.31%	0
2006	10.928377	11.915395	9.03%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	15.014961	14.576944	-2.92%	0
2014	14.687525	15.014961	2.23%	0
2013	12.394958	14.687525	18.50%	0
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0
2008	13.304385	8.028052	-39.66%	0
2007	12.273396	13.304385	8.40%	0
2006	11.135158	12.273396	10.22%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.645902	12.101293	-22.66%	0
2014	18.377138	15.645902	-14.86%	0
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
2008	21.514558	9.573439	-55.50%	0
2007	15.137362	21.514558	42.13%	0
2006	13.298875	15.137362	13.82%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.703063	19.349692	-6.54%	0
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	0
2011	13.964827	13.719578	-1.76%	0
2010	12.450652	13.964827	12.16%	20
2009	9.821749	12.450652	26.77%	19
2008	17.598043	9.821749	-44.19%	290
2007	17.806618	17.598043	-1.17%	434
2006	15.211627	17.806618	17.06%	436
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.272269	23.238585	4.34%	0
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
2010	11.758494	14.215098	20.89%	0
2009	9.414779	11.758494	24.89%	0
2008	18.308274	9.414779	-48.58%	0
2007	14.811943	18.308274	23.60%	0
2006	14.239339	14.811943	4.02%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.619587	12.212041	-3.23%	0
2014	12.242154	12.619587	3.08%	0
2013	12.808059	12.242154	-4.42%	0
2012	12.427386	12.808059	3.06%	0
2011	11.895243	12.427386	4.47%	0
2010	11.332348	11.895243	4.97%	0
2009	10.055439	11.332348	12.70%	0
2008	10.672126	10.055439	-5.78%	0
2007	10.506855	10.672126	1.57%	0
2006	10.336916	10.506855	1.64%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	33.152108	31.829343	-3.99%	0
2014	32.035137	33.152108	3.49%	0
2013	24.157279	32.035137	32.61%	0
2012	21.606248	24.157279	11.81%	0
2011	24.831608	21.606248	-12.99%	0
2010	19.787872	24.831608	25.49%	0
2009	14.507346	19.787872	36.40%	0
2008	24.613346	14.507346	-41.06%	0
2007	21.867734	24.613346	12.56%	0
2006	19.931837	21.867734	9.71%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.758627	19.920039	0.82%	0
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
2008	24.708942	13.513841	-45.31%	0
2007	21.631057	24.708942	14.23%	0
2006	18.817129	21.631057	14.95%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.933736	26.393397	-5.51%	0
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	0
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0
2008	21.362284	10.155901	-52.46%	258
2007	20.760838	21.362284	2.90%	279
2006	18.334807	20.760838	13.23%	296

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0
2007	11.037182	11.175523	1.25%	0
2006*	10.000000	11.037182	10.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.611773	21.263957	-5.96%	0
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	0
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	18
2009	11.042301	12.646482	14.53%	19
2008	15.520249	11.042301	-28.85%	197
2007	16.343309	15.520249	-5.04%	311
2006	14.296091	16.343309	14.32%	293
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	29.110928	26.313272	-9.61%	0
2014	29.657612	29.110928	-1.84%	0
2013	22.303921	29.657612	32.97%	0
2012	19.303995	22.303921	15.54%	0
2011	20.550577	19.303995	-6.07%	0
2010	16.421012	20.550577	25.15%	0
2009	13.026819	16.421012	26.06%	0
2008	19.927201	13.026819	-34.63%	0
2007	20.917891	19.927201	-4.74%	0
2006	18.319860	20.917891	14.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.571927	17.861737	-8.74%	0
2014	22.565389	19.571927	-13.27%	0
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
2008	22.684654	13.199814	-41.81%	0
2007	20.133364	22.684654	12.67%	0
2006	16.984548	20.133364	18.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.621816	8.986574	-6.60%	0
2014	9.680971	9.621816	-0.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.789234	14.097545	2.24%	0
2014	13.061381	13.789234	5.57%	0
2013	9.572829	13.061381	36.44%	0
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.546453	13.359038	-1.38%	0
2014	12.888285	13.546453	5.11%	0
2013	9.666690	12.888285	33.33%	0
2012*	10.000000	9.666690	-3.33%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.854651	13.287928	-10.55%	0
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	0
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.514588	10.507143	-8.75%	0
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	0
2012*	10.000000	9.993116	-0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	21.113194	20.691053	-2.00%	0
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
2008	14.736249	12.072551	-18.08%	0
2007	13.692007	14.736249	7.63%	0
2006	12.704566	13.692007	7.77%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.713028	-2.87%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.550030	29.006181	9.25%	0
2014	25.079234	26.550030	5.86%	0
2013	19.632078	25.079234	27.75%	0
2012	16.240951	19.632078	20.88%	0
2011	17.880799	16.240951	-9.17%	0
2010	17.205426	17.880799	3.93%	0
2009	12.072964	17.205426	42.51%	0
2008	22.213295	12.072964	-45.65%	0
2007	16.659175	22.213295	33.34%	0
2006	15.641781	16.659175	6.50%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.940527	14.238035	2.13%	0
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.442585	23.535308	-10.99%	0
2014	30.823301	26.442585	-14.21%	0
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
2008	38.103065	17.763998	-53.38%	0
2007	30.499218	38.103065	24.93%	0
2006	21.309989	30.499218	43.12%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.633084	12.065265	-4.49%	0
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	0
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.917434	24.092246	-3.31%	0
2014	23.166576	24.917434	7.56%	0
2013	17.504873	23.166576	32.34%	0
2012	15.478018	17.504873	13.10%	0
2011	15.932162	15.478018	-2.85%	0
2010	14.677396	15.932162	8.55%	0
2009	12.281065	14.677396	19.51%	0
2008	18.709634	12.281065	-34.36%	0
2007	17.819068	18.709634	5.00%	0
2006	15.149396	17.819068	17.62%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.231403	14.767744	3.77%	0
2014	14.418035	14.231403	-1.29%	0
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.656072	-3.44%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	0
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0
2010	12.349779	13.638833	10.44%	20
2009*	10.000000	12.349779	23.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.322223	13.130437	-1.44%	0
2014	13.001021	13.322223	2.47%	0
2013	10.804736	13.001021	20.33%	0
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
2008	10.760245	7.374717	-31.46%	0
2007	10.388304	10.760245	3.58%	0
2006*	10.000000	10.388304	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.691442	10.410734	-2.63%	0
2014	10.434838	10.691442	2.46%	0
2013	10.973899	10.434838	-4.91%	0
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0
2008	10.422119	9.167766	-12.04%	0
2007	10.370531	10.422119	0.50%	0
2006*	10.000000	10.370531	3.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	0
2013	11.291437	14.177020	25.56%	0
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
2008	11.907068	7.130857	-40.11%	0
2007	10.668873	11.907068	11.61%	0
2006*	10.000000	10.668873	6.69%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.474432	13.996280	3.87%	0
2014	12.775229	13.474432	5.47%	0
2013	10.098875	12.775229	26.50%	0
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
2008	11.136891	6.063428	-45.56%	0
2007	10.198772	11.136891	9.20%	0
2006*	10.000000	10.198772	1.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.371757	12.206022	-1.34%	0
2014	11.499829	12.371757	7.58%	0
2013	8.861095	11.499829	29.78%	0
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
2008	9.732937	5.883189	-39.55%	0
2007*	10.000000	9.732937	-2.67%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.230239	-7.70%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	18.098219	17.203223	-4.95%	0
2014	18.082103	18.098219	0.09%	0
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
2008	13.808890	9.705005	-29.72%	0
2007	13.720218	13.808890	0.65%	0
2006	12.709010	13.720218	7.96%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.372624	20.412834	-8.76%	0
2014	21.044310	22.372624	6.31%	0
2013	15.936048	21.044310	32.05%	0
2012	13.817957	15.936048	15.33%	0
2011	14.527469	13.817957	-4.88%	0
2010	12.893005	14.527469	12.68%	0
2009	10.298729	12.893005	25.19%	0
2008	16.808572	10.298729	-38.73%	74
2007	17.685246	16.808572	-4.96%	76
2006	15.679216	17.685246	12.79%	76

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.328982	10.707746	-5.48%	0
2014	11.255439	11.328982	0.65%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.999853	10.546701	-4.12%	0
2014	11.064677	10.999853	-0.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	0
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0
2008*	10.000000	5.071088	-49.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.055792	13.661042	-2.81%	0
2014	13.031802	14.055792	7.86%	0
2013	9.636828	13.031802	35.23%	0
2012	8.865197	9.636828	8.70%	0
2011	9.389401	8.865197	-5.58%	0
2010	7.785654	9.389401	20.60%	0
2009	6.076866	7.785654	28.12%	0
2008*	10.000000	6.076866	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.776942	11.372514	-3.43%	0
2014	11.569358	11.776942	1.79%	0
2013	10.338451	11.569358	11.91%	0
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
2008*	10.000000	7.860440	-21.40%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	12.001919	11.558193	-3.70%	0
2014	11.745330	12.001919	2.18%	0
2013	9.925352	11.745330	18.34%	0
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0
2008*	10.000000	7.143618	-28.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.102937	10.756927	-3.12%	0
2014	11.008655	11.102937	0.86%	0
2013	10.749121	11.008655	2.41%	0
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
2008*	10.000000	9.002246	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.901731	11.492251	-3.44%	0
2014	11.661464	11.901731	2.06%	0
2013	10.142337	11.661464	14.98%	0
2012	9.248297	10.142337	9.67%	0
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	0
2009	7.498783	8.925125	19.02%	0
2008*	10.000000	7.498783	-25.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.608949	11.209616	-3.44%	0
2014	11.427902	11.608949	1.58%	0
2013	10.525908	11.427902	8.57%	0
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
2008*	10.000000	8.237629	-17.62%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.448159	11.075009	-3.26%	0
2014	11.205370	11.448159	2.17%	0
2013	11.730627	11.205370	-4.48%	0
2012	11.182985	11.730627	4.90%	0
2011	10.784411	11.182985	3.70%	0
2010	10.348160	10.784411	4.22%	0
2009	9.763757	10.348160	5.99%	0
2008*	10.000000	9.763757	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
2008*	10.000000	9.769545	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.267037	22.292148	-18.25%	0
2014	29.636012	27.267037	-7.99%	0
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
2008	47.408702	19.464746	-58.94%	0
2007	33.459249	47.408702	41.69%	0
2006	25.147238	33.459249	33.05%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.601634	11.310857	-2.51%	0
2014	11.367522	11.601634	2.06%	0
2013	12.139413	11.367522	-6.36%	0
2012	12.069717	12.139413	0.58%	0
2011	11.529190	12.069717	4.69%	0
2010	11.273580	11.529190	2.27%	0
2009	11.248359	11.273580	0.22%	0
2008	10.698976	11.248359	5.13%	0
2007	10.231074	10.698976	4.57%	0
2006	10.143040	10.231074	0.87%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	0
2012	6.633540	7.459759	12.46%	0
2011	7.551551	6.633540	-12.16%	0
2010	6.846778	7.551551	10.29%	0
2009	5.419158	6.846778	26.34%	0
2008*	10.000000	5.419158	-45.81%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
2008	11.515743	6.395945	-44.46%	0
2007	10.787646	11.515743	6.75%	0
2006*	10.000000	10.787646	7.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.779300	21.044377	-3.37%	0
2014	21.255225	21.779300	2.47%	0
2013	17.114406	21.255225	24.19%	0
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
2008	18.846640	11.616670	-38.36%	0
2007	18.226640	18.846640	3.40%	0
2006	15.978276	18.226640	14.07%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.581351	14.206667	-2.57%	0
2014	14.284904	14.581351	2.08%	0
2013	12.903884	14.284904	10.70%	0
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.656758	16.170499	-2.92%	0
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.634148	12.363567	-2.14%	0
2014	12.460086	12.634148	1.40%	0
2013	12.178063	12.460086	2.32%	0
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0
2010	11.426159	11.809140	3.35%	0
2009	10.732127	11.426159	6.47%	0
2008	11.700793	10.732127	-8.28%	0
2007	11.377827	11.700793	2.84%	0
2006	10.980000	11.377827	3.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.387448	16.913328	-2.73%	0
2014	16.937451	17.387448	2.66%	0
2013	14.879719	16.937451	13.83%	0
2012	13.758856	14.879719	8.15%	0
2011	14.102159	13.758856	-2.43%	0
2010	13.027001	14.102159	8.25%	0
2009	11.203480	13.027001	16.28%	0
2008	14.946124	11.203480	-25.04%	0
2007	14.495297	14.946124	3.11%	0
2006	13.336606	14.495297	8.69%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.941802	19.321113	-3.11%	0
2014	19.467189	19.941802	2.44%	0
2013	16.298507	19.467189	19.44%	2,240
2012	14.680173	16.298507	11.02%	12,063
2011	15.367236	14.680173	-4.47%	12,063
2010	13.953951	15.367236	10.13%	12,063
2009	11.493521	13.953951	21.41%	12,063
2008	17.164824	11.493521	-33.04%	14,935
2007	16.570109	17.164824	3.59%	14,935
2006	14.821279	16.570109	11.80%	14,935
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	15.077952	14.711574	-2.43%	0
2014	14.749667	15.077952	2.23%	0
2013	13.676920	14.749667	7.84%	0
2012	12.971176	13.676920	5.44%	0
2011	13.020842	12.971176	-0.38%	0
2010	12.293875	13.020842	5.91%	0
2009	10.995112	12.293875	11.81%	0
2008	13.260561	10.995112	-17.08%	0
2007	12.836281	13.260561	3.31%	0
2006	12.129392	12.836281	5.83%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.062905	21.548784	2.31%	0
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	0
2012	12.930791	14.944600	15.57%	0
2011	13.587105	12.930791	-4.83%	0
2010	12.828419	13.587105	5.91%	0
2009*	10.000000	12.828419	28.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.492929	29.006830	-4.87%	0
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0
2010	16.368904	20.162568	23.18%	0
2009	12.263795	16.368904	33.47%	0
2008	19.777604	12.263795	-37.99%	0
2007	18.842211	19.777604	4.96%	0
2006	17.567024	18.842211	7.26%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.713799	8.504666	-2.40%	0
2014	8.928072	8.713799	-2.40%	0
2013	9.147615	8.928072	-2.40%	0
2012	9.373181	9.147615	-2.41%	0
2011	9.603023	9.373181	-2.39%	0
2010	9.839148	9.603023	-2.40%	0
2009	10.076866	9.839148	-2.36%	0
2008	10.116888	10.076866	-0.40%	320
2007	9.892906	10.116888	2.26%	0
2006	9.696233	9.892906	2.03%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.711644	12.995729	-5.22%	0
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	0
2012	12.792147	14.013744	9.55%	0
2011	12.416988	12.792147	3.02%	0
2010	11.504219	12.416988	7.93%	0
2009	9.476576	11.504219	21.40%	0
2008	11.739599	9.476576	-19.28%	0
2007	11.498052	11.739599	2.10%	0
2006	11.236363	11.498052	2.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.060512	9.754725	-3.04%	0
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	0
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
2008*	10.000000	6.025673	-39.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.862942	12.806828	-7.62%	0
2014	15.725783	13.862942	-11.85%	0
2013	13.310509	15.725783	18.15%	0
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
2008	20.930654	10.932772	-47.77%	0
2007	20.882678	20.930654	0.23%	0
2006	17.478955	20.882678	19.47%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.431004	13.518906	0.65%	0
2014	12.493391	13.431004	7.50%	0
2013	9.523151	12.493391	31.19%	0
2012	8.401781	9.523151	13.35%	0
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	30
2009	6.258057	7.900660	26.25%	31
2008*	10.000000	6.258057	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.749316	12.015655	-5.75%	0
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	0
2012	7.834394	8.990984	14.76%	0
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.456586	13.088175	-2.74%	0
2014	13.293073	13.456586	1.23%	0
2013	9.826246	13.293073	35.28%	0
2012	8.782318	9.826246	11.89%	0
2011	9.417019	8.782318	-6.74%	0
2010	7.629059	9.417019	23.44%	0
2009	6.169051	7.629059	23.67%	0
2008*	10.000000	6.169051	-38.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	0
2013	10.701997	14.171927	32.42%	0
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.223057	19.842167	-1.88%	0
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
2008	17.027965	8.884717	-47.82%	0
2007	15.935079	17.027965	6.86%	0
2006	15.852707	15.935079	0.52%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
2010	15.969545	19.713111	23.44%	0
2009	13.000376	15.969545	22.84%	0
2008	19.676194	13.000376	-33.93%	0
2007	21.734096	19.676194	-9.47%	0
2006	19.015924	21.734096	14.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	0
2013	19.912923	27.316590	37.18%	0
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
2010	15.788870	19.259724	21.98%	0
2009	12.033906	15.788870	31.20%	0
2008	20.002253	12.033906	-39.84%	0
2007	20.115799	20.002253	-0.56%	0
2006	18.441819	20.115799	9.08%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.856636	19.508319	-1.75%	0
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	0
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
2008	16.967780	9.668944	-43.02%	0
2007	16.115265	16.967780	5.29%	0
2006	14.559299	16.115265	10.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.152227	12.109934	-7.92%	0
2014	10.478041	13.152227	25.52%	0
2013	10.453450	10.478041	0.24%	0
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
2010	7.059729	8.945347	26.71%	0
2009	5.542287	7.059729	27.38%	0
2008*	10.000000	5.542287	-44.58%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	0
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
2008*	10.000000	9.783586	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	0
2013	13.276862	15.562210	17.21%	0
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.759528	26.377036	-1.43%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.355869	9.148095	-2.22%	0
2014	9.527813	9.355869	-1.80%	0
2013	9.702266	9.527813	-1.80%	0
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	0
2010	9.448186	9.708807	2.76%	0
2009	8.542060	9.448186	10.61%	0
2008	10.109792	8.542060	-15.51%	0
2007	9.887928	10.109792	2.24%	0
2006	9.721871	9.887928	1.71%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	22.052281	21.423225	-2.85%	0
2014	20.469401	22.052281	7.73%	0
2013	15.241229	20.469401	34.30%	0
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
2008	16.364175	9.671311	-40.90%	0
2007	15.582420	16.364175	5.02%	0
2006	14.040548	15.582420	10.98%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.650696	9.899249	-7.06%	0
2014	10.626717	10.650696	0.23%	0
2013	10.131557	10.626717	4.89%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.390830	10.074695	-11.55%	0
2014	11.568686	11.390830	-1.54%	0
2013	10.250138	11.568686	12.86%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.224878	10.224435	-8.91%	0
2014	11.220575	11.224878	0.04%	0
2013	10.267771	11.220575	9.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.771653	27.088638	1.18%	0
2014	26.877420	26.771653	-0.39%	0
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
2008	23.004518	13.396479	-41.77%	0
2007	22.221980	23.004518	3.52%	0
2006	19.398534	22.221980	14.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.854964	9.378739	-4.83%	0
2014	9.851836	9.854964	0.03%	0
2013	10.131287	9.851836	-2.76%	0
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.966561	9.023153	0.63%	0
2014*	10.000000	8.966561	-10.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	21.081858	21.215142	0.63%	0
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	0
2012	13.401323	15.251341	13.80%	0
2011	13.773502	13.401323	-2.70%	0
2010	12.183755	13.773502	13.05%	19
2009	9.753109	12.183755	24.92%	20
2008	16.282810	9.753109	-40.10%	20
2007	16.020323	16.282810	1.64%	190
2006	14.302317	16.020323	12.01%	195

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.955149	29.287533	-8.35%	0
2014	29.323383	31.955149	8.97%	0
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
2010	16.257290	19.525898	20.11%	0
2009	12.168939	16.257290	33.60%	0
2008	20.112327	12.168939	-39.50%	0
2007	20.900654	20.112327	-3.77%	0
2006	18.675684	20.900654	11.91%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.870369	10.631632	-2.20%	0
2014	11.054956	10.870369	-1.67%	0
2013	11.353169	11.054956	-2.63%	0
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.513807	16.709161	-9.75%	0
2014	17.130470	18.513807	8.08%	0
2013	12.936165	17.130470	32.42%	0
2012	11.125813	12.936165	16.27%	0
2011	11.953711	11.125813	-6.93%	0
2010	10.707877	11.953711	11.63%	0
2009	8.451603	10.707877	26.70%	0
2008	14.126361	8.451603	-40.17%	0
2007	15.406108	14.126361	-8.31%	0
2006	13.617198	15.406108	13.14%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.163411	15.797536	-2.26%	0
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0
2008	20.618722	11.278549	-45.30%	0
2007	19.497223	20.618722	5.75%	0
2006	15.639878	19.497223	24.66%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.342971	18.640836	-8.37%	0
2014	18.996545	20.342971	7.09%	0
2013	13.542010	18.996545	40.28%	0
2012	12.147428	13.542010	11.48%	0
2011	15.149799	12.147428	-19.82%	0
2010	12.849536	15.149799	17.90%	0
2009	8.032730	12.849536	59.96%	0
2008	13.071164	8.032730	-38.55%	0
2007	12.693644	13.071164	2.97%	0
2006	12.334505	12.693644	2.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.682906	11.307609	-3.21%	0
2014	11.128259	11.682906	4.98%	0
2013	11.468456	11.128259	-2.97%	0
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	0
2010	10.029772	10.460476	4.29%	0
2009	9.395057	10.029772	6.76%	0
2008	10.750102	9.395057	-12.60%	0
2007	10.469540	10.750102	2.68%	0
2006	10.357447	10.469540	1.08%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.946702	19.239078	-3.55%	0
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
2008	16.465960	13.663256	-17.02%	0
2007	15.858933	16.465960	3.83%	0
2006	14.663608	15.858933	8.15%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.164353	-18.36%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.230573	5.345954	-35.05%	0
2014	10.424788	8.230573	-21.05%	0
2013	9.663222	10.424788	7.88%	0
2012*	10.000000	9.663222	-3.37%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.314779	20.203456	-5.21%	0
2014	22.256994	21.314779	-4.23%	0
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	0
2010	12.514207	15.484207	23.73%	0
2009	8.399904	12.514207	48.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.183179	10.767338	-3.72%	1,954
2014	11.001249	11.183179	1.65%	1,328
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.692458	21.462893	-1.06%	0
2014	20.346950	21.692458	6.61%	0
2013	15.496892	20.346950	31.30%	0
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	0
2009	10.136716	11.900508	17.40%	0
2008	17.522625	10.136716	-42.15%	0
2007	17.132435	17.522625	2.28%	0
2006	15.011819	17.132435	14.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.932640	28.456479	-8.01%	721
2014	29.105747	30.932640	6.28%	730
2013	21.677809	29.105747	34.27%	0
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
2010	17.040614	21.043653	23.49%	0
2009	12.245136	17.040614	39.16%	0
2008	19.537545	12.245136	-37.33%	0
2007	19.729605	19.537545	-0.97%	0
2006	17.708748	19.729605	11.41%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.125175	11.536116	-4.86%	2,064
2014	12.032657	12.125175	0.77%	0
2013	13.477754	12.032657	-10.72%	0
2012	12.866747	13.477754	4.75%	0
2011	11.802690	12.866747	9.02%	0
2010	11.509854	11.802690	2.54%	0
2009	10.705391	11.509854	7.51%	0
2008	11.151420	10.705391	-4.00%	0
2007	10.441688	11.151420	6.80%	0
2006	10.535966	10.441688	-0.89%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.793320	19.994602	-8.25%	0
2014	19.888100	21.793320	9.58%	0
2013	15.047817	19.888100	32.17%	0
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	0
2009	10.525912	12.092990	14.89%	0
2008	16.532270	10.525912	-36.33%	0
2007	17.023627	16.532270	-2.89%	0
2006	14.938245	17.023627	13.96%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.173172	20.328128	-3.99%	471
2014	18.672675	21.173172	13.39%	267
2013	14.735474	18.672675	26.72%	0
2012	12.997296	14.735474	13.37%	0
2011	13.436344	12.997296	-3.27%	0
2010	11.576682	13.436344	16.06%	0
2009	9.142685	11.576682	26.62%	0
2008	12.415593	9.142685	-26.36%	0
2007	13.045604	12.415593	-4.83%	0
2006	11.122619	13.045604	17.29%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	11.926925	11.510032	-3.50%	0
2014	11.880913	11.926925	0.39%	2,409
2013	10.100590	11.880913	17.63%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.691160	-3.09%	786
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.352496	13.860649	-3.43%	8,245
2014	14.434097	14.352496	-0.57%	3,758
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.718993	-2.81%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.507129	11.412192	-8.75%	835
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.536495	29.094331	-4.72%	0
2014	29.778348	30.536495	2.55%	0
2013	21.693312	29.778348	37.27%	0
2012	19.214633	21.693312	12.90%	0
2011	19.586030	19.214633	-1.90%	0
2010	15.956377	19.586030	22.75%	0
2009	13.083009	15.956377	21.96%	0
2008	19.413832	13.083009	-32.61%	0
2007	20.035455	19.413832	-3.10%	0
2006	17.950420	20.035455	11.62%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	22.125167	21.770515	-1.60%	0
2014	20.053009	22.125167	10.33%	0
2013	15.607855	20.053009	28.48%	0
2012	13.856527	15.607855	12.64%	0
2011	13.977313	13.856527	-0.86%	0
2010	12.509578	13.977313	11.73%	0
2009	10.173974	12.509578	22.96%	0
2008	16.640276	10.173974	-38.86%	0
2007	16.249423	16.640276	2.41%	0
2006	14.457861	16.249423	12.39%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.970149	18.952177	-5.10%	385
2014	18.985726	19.970149	5.19%	0
2013	16.107778	18.985726	17.87%	0
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	0
2010	12.593764	14.133774	12.23%	0
2009	10.562171	12.593764	19.23%	0
2008	15.407134	10.562171	-31.45%	0
2007	14.783274	15.407134	4.22%	0
2006	13.039977	14.783274	13.37%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.784407	16.911054	-4.91%	0
2014	17.993364	17.784407	-1.16%	0
2013	12.444353	17.993364	44.59%	0
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
2009	8.083446	9.916933	22.68%	0
2008	13.316963	8.083446	-39.30%	0
2007	15.389337	13.316963	-13.47%	0
2006	15.238321	15.389337	0.99%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.804009	9.468923	-3.42%	5,186
2014	9.993056	9.804009	-1.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.499234	13.233853	-8.73%	0
2014	15.063871	14.499234	-3.75%	0
2013	13.299092	15.063871	13.27%	0
2012	12.391449	13.299092	7.32%	0
2011	13.442572	12.391449	-7.82%	0
2010	12.193781	13.442572	10.24%	0
2009	11.036050	12.193781	10.49%	0
2008	16.085922	11.036050	-31.39%	0
2007	15.041862	16.085922	6.94%	0
2006	13.316875	15.041862	12.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.343996	11.988649	-2.88%	0
2014	12.224583	12.343996	0.98%	0
2013	12.438267	12.224583	-1.72%	0
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	0
2010	11.085499	11.709583	5.63%	0
2009	9.457548	11.085499	17.21%	0
2008	10.487165	9.457548	-9.82%	0
2007	10.226332	10.487165	2.55%	0
2006	10.087058	10.226332	1.38%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.808896	13.399102	-2.97%	4,656
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
2010	10.597437	11.634940	9.79%	0
2009	8.764105	10.597437	20.92%	0
2008	12.006244	8.764105	-27.00%	0
2007	11.353202	12.006244	5.75%	0
2006	10.620105	11.353202	6.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.317559	13.902638	-2.90%	1,397
2014	14.032323	14.317559	2.03%	627
2013	12.439711	14.032323	12.80%	0
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
2010	10.496453	11.706672	11.53%	0
2009	8.370448	10.496453	25.40%	0
2008	12.769450	8.370448	-34.45%	0
2007	11.905261	12.769450	7.26%	0
2006	10.924667	11.905261	8.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
2010	10.253829	11.592302	13.05%	0
2009	8.012990	10.253829	27.97%	0
2008	13.286249	8.012990	-39.69%	0
2007	12.262972	13.286249	8.34%	0
2006	11.131386	12.262972	10.17%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.568540	12.035279	-22.69%	4,080
2014	18.295656	15.568540	-14.91%	1,465
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
2009	9.555447	13.755725	43.96%	0
2008	21.485179	9.555447	-55.53%	0
2007	15.124483	21.485179	42.06%	0
2006	13.294360	15.124483	13.77%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.577469	19.222454	-6.58%	1,310
2014	19.445395	20.577469	5.82%	947
2013	15.594079	19.445395	24.70%	0
2012	13.657334	15.594079	14.18%	0
2011	13.908591	13.657334	-1.81%	0
2010	12.406856	13.908591	12.10%	0
2009	9.792217	12.406856	26.70%	0
2008	17.554161	9.792217	-44.22%	0
2007	17.771362	17.554161	-1.22%	0
2006	15.189265	17.771362	17.00%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.137101	23.085729	4.29%	3,023
2014	20.441809	22.137101	8.29%	910
2013	15.407973	20.441809	32.67%	0
2012	13.807175	15.407973	11.59%	0
2011	14.157816	13.807175	-2.48%	0
2010	11.717100	14.157816	20.83%	0
2009	9.386449	11.717100	24.83%	0
2008	18.262570	9.386449	-48.60%	0
2007	14.782584	18.262570	23.54%	0
2006	14.218384	14.782584	3.97%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.543040	12.131737	-3.28%	14,860
2014	12.174124	12.543040	3.03%	4,090
2013	12.743413	12.174124	-4.47%	0
2012	12.371017	12.743413	3.01%	0
2011	11.847341	12.371017	4.42%	0
2010	11.292485	11.847341	4.91%	0
2009	10.025210	11.292485	12.64%	0
2008	10.645498	10.025210	-5.83%	0
2007	10.486033	10.645498	1.52%	0
2006	10.321705	10.486033	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.950955	31.620008	-4.04%	212
2014	31.857089	32.950955	3.43%	0
2013	24.035316	31.857089	32.54%	0
2012	21.508216	24.035316	11.75%	0
2011	24.731617	21.508216	-13.03%	0
2010	19.718277	24.731617	25.42%	0
2009	14.463722	19.718277	36.33%	0
2008	24.551947	14.463722	-41.09%	0
2007	21.824423	24.551947	12.50%	0
2006	19.902525	21.824423	9.66%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.638718	19.788998	0.77%	210
2014	21.953568	19.638718	-10.54%	0
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
2009	13.473207	16.589191	23.13%	0
2008	24.647298	13.473207	-45.34%	0
2007	21.588201	24.647298	14.17%	0
2006	18.789457	21.588201	14.90%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.764218	26.219776	-5.56%	0
2014	26.721201	27.764218	3.90%	0
2013	21.040925	26.721201	27.00%	0
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
2010	15.522392	19.130689	23.25%	0
2009	10.125372	15.522392	53.30%	0
2008	21.309015	10.125372	-52.48%	0
2007	20.719740	21.309015	2.84%	0
2006	18.307851	20.719740	13.17%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.710992	10.714200	-8.51%	2,896
2014	11.672699	11.710992	0.33%	2,100
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.868585	12.574349	-9.33%	8,428
2014	13.589628	13.868585	2.05%	3,732
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	0
2010	10.134822	11.139588	9.91%	0
2009	7.661922	10.134822	32.28%	0
2008	11.165991	7.661922	-31.38%	0
2007	11.033444	11.165991	1.20%	0
2006*	10.000000	11.033444	10.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.474566	21.124110	-6.01%	0
2014	21.190555	22.474566	6.06%	0
2013	16.749669	21.190555	26.51%	0
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	0
2010	12.601987	14.831381	17.69%	0
2009	11.009094	12.601987	14.47%	0
2008	15.481515	11.009094	-28.89%	0
2007	16.310931	15.481515	-5.09%	0
2006	14.275060	16.310931	14.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.934338	26.140260	-9.66%	0
2014	29.492831	28.934338	-1.89%	0
2013	22.191355	29.492831	32.90%	0
2012	19.216436	22.191355	15.48%	0
2011	20.467817	19.216436	-6.11%	0
2010	16.363254	20.467817	25.08%	0
2009	12.987653	16.363254	25.99%	0
2008	19.877499	12.987653	-34.66%	0
2007	20.876474	19.877499	-4.79%	0
2006	18.292933	20.876474	14.12%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.453201	17.744286	-8.78%	0
2014	22.440018	19.453201	-13.31%	0
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
2009	13.160142	17.593188	33.69%	0
2008	22.628094	13.160142	-41.84%	0
2007	20.093511	22.628094	12.61%	0
2006	16.959584	20.093511	18.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.613586	8.974280	-6.65%	8,104
2014	9.677654	9.613586	-0.66%	2,313
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.037204	9.972317	-0.65%	3,386
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.770342	14.071027	2.18%	0
2014	13.050172	13.770342	5.52%	0
2013	9.569510	13.050172	36.37%	0
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	324
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.527888	13.333889	-1.43%	0
2014	12.877222	13.527888	5.05%	0
2013	9.663340	12.877222	33.26%	0
2012*	10.000000	9.663340	-3.37%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.811582	13.242609	-10.59%	7,481
2014	16.027608	14.811582	-7.59%	7,149
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.498878	10.487422	-8.80%	7,425
2014	11.567330	11.498878	-0.59%	5,345
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.324353	12.246546	-8.09%	3,206
2014	12.662547	13.324353	5.23%	1,430
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	20.985139	20.555015	-2.05%	0
2014	19.874798	20.985139	5.59%	0
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	0
2009	12.036257	14.745250	22.51%	0
2008	14.699480	12.036257	-18.12%	0
2007	13.664876	14.699480	7.57%	0
2006	12.685875	13.664876	7.72%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.709707	-2.90%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.388977	28.815460	9.20%	0
2014	24.939869	26.388977	5.81%	0
2013	19.532986	24.939869	27.68%	0
2012	16.167280	19.532986	20.82%	0
2011	17.808797	16.167280	-9.22%	0
2010	17.144910	17.808797	3.87%	0
2009	12.036669	17.144910	42.44%	0
2008	22.157894	12.036669	-45.68%	0
2007	16.626188	22.157894	33.27%	0
2006	15.618794	16.626188	6.45%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.921416	14.211236	2.08%	1,713
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.282130	23.380491	-11.04%	589
2014	30.651982	26.282130	-14.26%	289
2013	27.494918	30.651982	11.48%	0
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
2009	17.710580	30.937956	74.69%	0
2008	38.008036	17.710580	-53.40%	0
2007	30.438823	38.008036	24.87%	0
2006	21.278655	30.438823	43.05%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.084883	7.084675	-22.02%	7,995
2014	9.766000	9.084883	-6.97%	548
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.615834	12.042618	-4.54%	0
2014	13.980589	12.615834	-9.76%	1,523
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.766325	23.933876	-3.36%	3,618
2014	23.037893	24.766325	7.50%	1,334
2013	17.416548	23.037893	32.28%	0
2012	15.407826	17.416548	13.04%	0
2011	15.868026	15.407826	-2.90%	0
2010	14.625800	15.868026	8.49%	0
2009	12.244149	14.625800	19.45%	0
2008	18.662974	12.244149	-34.39%	0
2007	17.783782	18.662974	4.94%	0
2006	15.127122	17.783782	17.56%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.197421	14.724939	3.72%	3,300
2014	14.390984	14.197421	-1.35%	350
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.652297	-3.48%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.105626	19.673937	-6.78%	247
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	0
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	0
2010	12.345554	13.627181	10.38%	0
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.263205	13.065573	-1.49%	34,351
2014	12.950052	13.263205	2.42%	23,788
2013	10.767889	12.950052	20.27%	0
2012	9.539637	10.767889	12.88%	0
2011	9.688680	9.539637	-1.54%	0
2010	8.866355	9.688680	9.27%	0
2009	7.364637	8.866355	20.39%	0
2008	10.751051	7.364637	-31.50%	0
2007	10.384782	10.751051	3.53%	0
2006*	10.000000	10.384782	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.644051	10.359274	-2.68%	0
2014	10.393909	10.644051	2.41%	0
2013	10.936450	10.393909	-4.96%	0
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0
2007	10.367005	10.413211	0.45%	0
2006*	10.000000	10.367005	3.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	14.028293	14.579956	3.93%	3,166
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	0
2011	10.680333	9.449129	-11.53%	0
2010	9.836750	10.680333	8.58%	0
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0
2007	10.665256	11.896907	11.55%	0
2006*	10.000000	10.665256	6.65%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.414728	13.927124	3.82%	9,716
2014	12.725135	13.414728	5.42%	4,513
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	0
2011	9.451825	8.788420	-7.02%	0
2010	8.197583	9.451825	15.30%	0
2009	6.055135	8.197583	35.38%	0
2008	11.127375	6.055135	-45.58%	0
2007	10.195307	11.127375	9.14%	0
2006*	10.000000	10.195307	1.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.323246	12.151930	-1.39%	14,069
2014	11.460607	12.323246	7.53%	11,278
2013	8.835394	11.460607	29.71%	0
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
2007*	10.000000	9.729601	-2.70%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.228025	-7.72%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.988437	17.090104	-4.99%	0
2014	17.981635	17.988437	0.04%	0
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
2009	9.675824	13.780774	42.42%	0
2008	13.774431	9.675824	-29.76%	0
2007	13.693028	13.774431	0.59%	0
2006	12.690302	13.693028	7.90%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.236970	20.278669	-8.81%	676
2014	20.927423	22.236970	6.26%	388
2013	15.855651	20.927423	31.99%	0
2012	13.755304	15.855651	15.27%	0
2011	14.468988	13.755304	-4.93%	0
2010	12.847687	14.468988	12.62%	0
2009	10.267780	12.847687	25.13%	0
2008	16.766670	10.267780	-38.76%	0
2007	17.650248	16.766670	-5.01%	0
2006	15.656179	17.650248	12.74%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.319301	10.693111	-5.53%	0
2014	11.251582	11.319301	0.60%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.990450	10.532293	-4.17%	0
2014	11.060890	10.990450	-0.64%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0
2008*	10.000000	5.069348	-49.31%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	0
2013	9.613812	12.994018	35.16%	0
2012	8.848570	9.613812	8.65%	0
2011	9.376582	8.848570	-5.63%	0
2010	7.778999	9.376582	20.54%	0
2009	6.074785	7.778999	28.05%	0
2008*	10.000000	6.074785	-39.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.736821	11.327949	-3.48%	21,428
2014	11.535855	11.736821	1.74%	21,428
2013	10.313805	11.535855	11.85%	0
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	0
2012	8.932272	9.901625	10.85%	0
2011	9.483120	8.932272	-5.81%	0
2010	8.649552	9.483120	9.64%	0
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	0
2013	10.723441	10.976728	2.36%	0
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.715069	10.003673	-6.64%	8,905
2014	10.741417	10.715069	-0.25%	8,905
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.719865	9.947206	-7.21%	1,839
2014	10.878865	10.719865	-1.46%	1,839
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.861117	11.447166	-3.49%	6,591
2014	11.627625	11.861117	2.01%	2,674
2013	10.118089	11.627625	14.92%	0
2012	9.230927	10.118089	9.61%	0
2011	9.688277	9.230927	-4.72%	0
2010	8.917492	9.688277	8.64%	0
2009	7.496218	8.917492	18.96%	0
2008*	10.000000	7.496218	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.896201	11.429734	-3.92%	1,717
2014	11.662954	11.896201	2.00%	1,717
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0
2008*	10.000000	6.780906	-32.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.569351	11.165663	-3.49%	1,913
2014	11.394765	11.569351	1.53%	1,916
2013	10.500768	11.394765	8.51%	0
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	0
2013	11.702639	11.172906	-4.53%	0
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
2008*	10.000000	9.760428	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	27.101581	22.145520	-18.29%	308
2014	29.471290	27.101581	-8.04%	178
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	0
2009	19.406222	30.874151	59.09%	0
2008	47.290499	19.406222	-58.96%	0
2007	33.393003	47.290499	41.62%	0
2006	25.110278	33.393003	32.99%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.531230	11.236461	-2.56%	0
2014	11.304328	11.531230	2.01%	0
2013	12.078110	11.304328	-6.41%	0
2012	12.014948	12.078110	0.53%	0
2011	11.482739	12.014948	4.63%	0
2010	11.233920	11.482739	2.21%	0
2009	11.214537	11.233920	0.17%	0
2008	10.672268	11.214537	5.08%	0
2007	10.210801	10.672268	4.52%	0
2006	10.128125	10.210801	0.82%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.265612	7.803352	-5.59%	1,526
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	0
2009	5.417302	6.840924	26.28%	0
2008*	10.000000	5.417302	-45.83%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.891202	8.552831	-3.81%	4,264
2014	9.715751	8.891202	-8.49%	1,566
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
2008	11.505905	6.387196	-44.49%	0
2007	10.783989	11.505905	6.69%	0
2006*	10.000000	10.783989	7.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0
2013	17.028058	21.137153	24.13%	3,065
2012	15.061426	17.028058	13.06%	3,065
2011	16.070800	15.061426	-6.28%	3,065
2010	14.371664	16.070800	11.82%	3,065
2009	11.581745	14.371664	24.09%	3,065
2008	18.799631	11.581745	-38.39%	3,065
2007	18.190547	18.799631	3.35%	3,065
2006	15.954789	18.190547	14.01%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.539078	14.158225	-2.62%	19,654
2014	14.250793	14.539078	2.02%	17,324
2013	12.879669	14.250793	10.65%	0
2012	12.070926	12.879669	6.70%	0
2011	12.264902	12.070926	-1.58%	0
2010	11.449122	12.264902	7.13%	0
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.557503	12.282269	-2.19%	7,471
2014	12.390833	12.557503	1.35%	199
2013	12.116591	12.390833	2.26%	0
2012	11.810399	12.116591	2.59%	0
2011	11.761574	11.810399	0.42%	0
2010	11.385965	11.761574	3.30%	0
2009	10.699867	11.385965	6.41%	0
2008	11.671609	10.699867	-8.33%	0
2007	11.355298	11.671609	2.79%	0
2006	10.963864	11.355298	3.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.584292	9.916581	-6.31%	4,471
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.281934	16.802074	-2.78%	5,521
2014	16.843303	17.281934	2.60%	556
2013	14.804597	16.843303	13.77%	0
2012	13.696431	14.804597	8.09%	0
2011	14.045357	13.696431	-2.48%	0
2010	12.981180	14.045357	8.20%	0
2009	11.169797	12.981180	16.22%	0
2008	14.908837	11.169797	-25.08%	0
2007	14.466587	14.908837	3.06%	0
2006	13.316989	14.466587	8.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	0
2013	16.216236	19.359015	19.38%	0
2012	14.613576	16.216236	10.97%	0
2011	15.305353	14.613576	-4.52%	0
2010	13.904885	15.305353	10.07%	0
2009	11.458975	13.904885	21.34%	0
2008	17.122021	11.458975	-33.07%	0
2007	16.537302	17.122021	3.54%	0
2006	14.799488	16.537302	11.74%	1,036
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.986498	14.614842	-2.48%	10,015
2014	14.667717	14.986498	2.17%	6,658
2013	13.607902	14.667717	7.79%	0
2012	12.912340	13.607902	5.39%	0
2011	12.968407	12.912340	-0.43%	0
2010	12.250643	12.968407	5.86%	0
2009	10.962065	12.250643	11.75%	0
2008	13.227483	10.962065	-17.13%	0
2007	12.810853	13.227483	3.25%	0
2006	12.111554	12.810853	5.77%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	21.001836	21.475291	2.25%	426
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	0
2011	13.575509	12.913148	-4.88%	0
2010	12.824034	13.575509	5.86%	0
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.890629	9.431481	-4.64%	11,022
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.307927	28.816078	-4.92%	1,635
2014	28.394294	30.307927	6.74%	262
2013	21.877072	28.394294	29.79%	0
2012	19.091840	21.877072	14.59%	0
2011	20.081365	19.091840	-4.93%	0
2010	16.311332	20.081365	23.11%	0
2009	12.226918	16.311332	33.41%	0
2008	19.728273	12.226918	-38.02%	0
2007	18.804895	19.728273	4.91%	0
2006	17.541202	18.804895	7.20%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.660763	8.448581	-2.45%	11,469
2014	8.878284	8.660763	-2.45%	13,602
2013	9.101263	8.878284	-2.45%	0
2012	9.330477	9.101263	-2.46%	0
2011	9.564155	9.330477	-2.44%	0
2010	9.804346	9.564155	-2.45%	0
2009	10.046370	9.804346	-2.41%	0
2008	10.091441	10.046370	-0.45%	0
2007	9.873106	10.091441	2.21%	0
2006	9.681775	9.873106	1.98%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.628416	12.910228	-5.27%	363
2014	13.448409	13.628416	1.34%	0
2013	13.942977	13.448409	-3.55%	0
2012	12.734088	13.942977	9.49%	0
2011	12.366951	12.734088	2.97%	0
2010	11.463730	12.366951	7.88%	0
2009	9.448066	11.463730	21.33%	0
2008	11.710288	9.448066	-19.32%	0
2007	11.475254	11.710288	2.05%	0
2006	11.219811	11.475254	2.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	0
2013	8.821203	10.418884	18.11%	0
2012	7.828271	8.821203	12.68%	0
2011	8.879061	7.828271	-11.83%	0
2010	7.997740	8.879061	11.02%	0
2009	6.023605	7.997740	32.77%	0
2008*	10.000000	6.023605	-39.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.780267	12.723919	-7.67%	369
2014	15.640019	13.780267	-11.89%	0
2013	13.244704	15.640019	18.09%	0
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
2009	10.901052	13.771826	26.33%	0
2008	20.880662	10.901052	-47.79%	0
2007	20.843538	20.880662	0.18%	0
2006	17.455106	20.843538	19.41%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.385223	13.465922	0.60%	3,275
2014	12.457182	13.385223	7.45%	0
2013	9.500417	12.457182	31.12%	0
2012	8.386027	9.500417	13.29%	0
2011	8.883372	8.386027	-5.60%	0
2010	7.893914	8.883372	12.53%	0
2009	6.255910	7.893914	26.18%	0
2008*	10.000000	6.255910	-37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.705809	11.968511	-5.80%	2,324
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.410681	13.036848	-2.79%	0
2014	13.254513	13.410681	1.18%	0
2013	9.802758	13.254513	35.21%	0
2012	8.765824	9.802758	11.83%	0
2011	9.404150	8.765824	-6.79%	0
2010	7.622543	9.404150	23.37%	0
2009	6.166942	7.622543	23.60%	0
2008*	10.000000	6.166942	-38.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.130810	15.281478	-5.27%	1,175
2014	14.130800	16.130810	14.15%	0
2013	10.676407	14.130800	32.36%	0
2012	9.407443	10.676407	13.49%	0
2011	9.872439	9.407443	-4.71%	0
2010	8.459404	9.872439	16.70%	0
2009	6.646660	8.459404	27.27%	0
2008*	10.000000	6.646660	-33.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	20.100361	19.711684	-1.93%	0
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	0
2012	12.971963	14.310125	10.32%	0
2011	13.412632	12.971963	-3.29%	0
2010	10.990144	13.412632	22.04%	0
2009	8.857995	10.990144	24.07%	0
2008	16.985489	8.857995	-47.85%	0
2007	15.903523	16.985489	6.80%	0
2006	15.829399	15.903523	0.47%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.232737	27.637028	-8.59%	0
2014	29.028207	30.232737	4.15%	0
2013	21.251152	29.028207	36.60%	0
2012	18.109016	21.251152	17.35%	0
2011	19.633679	18.109016	-7.77%	0
2010	15.913342	19.633679	23.38%	0
2009	12.961264	15.913342	22.78%	0
2008	19.627066	12.961264	-33.96%	0
2007	21.691010	19.627066	-9.52%	0
2006	18.987931	21.691010	14.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.646467	25.500924	-4.30%	157
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	0
2011	19.182155	17.627098	-8.11%	0
2010	15.733331	19.182155	21.92%	0
2009	11.997722	15.733331	31.14%	0
2008	19.952370	11.997722	-39.87%	0
2007	20.075975	19.952370	-0.62%	0
2006	18.414714	20.075975	9.02%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	0
2013	14.181484	18.093764	27.59%	0
2012	12.770164	14.181484	11.05%	0
2011	13.040921	12.770164	-2.08%	0
2010	11.806930	13.040921	10.45%	0
2009	9.639863	11.806930	22.48%	0
2008	16.925444	9.639863	-43.05%	0
2007	16.083340	16.925444	5.24%	0
2006	14.537894	16.083340	10.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.107320	12.062398	-7.97%	2,359
2014	10.447617	13.107320	25.46%	452
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
2009	5.540370	7.053674	27.31%	0
2008*	10.000000	5.540370	-44.60%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.804043	12.608107	-1.53%	32,846
2014	11.607630	12.804043	10.31%	4,973
2013*	10.000000	11.607630	16.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.753627	9.482200	-2.78%	13,774
2014	9.949451	9.753627	-1.97%	12,745
2013	10.188609	9.949451	-2.35%	0
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	0
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.719885	11.802431	-7.21%	2,478
2014	12.471729	12.719885	1.99%	1,416
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.910722	13.040158	-6.26%	401
2014	15.525035	13.910722	-10.40%	401
2013	13.251925	15.525035	17.15%	0
2012	11.362488	13.251925	16.63%	0
2011	13.300288	11.362488	-14.57%	0
2010	12.820489	13.300288	3.74%	0
2009*	10.000000	12.820489	28.20%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.595450	26.201874	-1.48%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.299090	9.087912	-2.27%	0
2014	9.474844	9.299090	-1.85%	0
2013	9.653269	9.474844	-1.85%	0
2012	9.460660	9.653269	2.04%	0
2011	9.669694	9.460660	-2.16%	0
2010	9.414950	9.669694	2.71%	0
2009	8.516376	9.414950	10.55%	0
2008	10.084556	8.516376	-15.55%	0
2007	9.868330	10.084556	2.19%	0
2006	9.707576	9.868330	1.66%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.920812	21.284603	-2.90%	0
2014	20.357798	21.920812	7.68%	0
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
2009	9.643260	12.363271	28.21%	0
2008	16.325115	9.643260	-40.93%	0
2007	15.553233	16.325115	4.96%	0
2006	14.021406	15.553233	10.92%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.638899	9.883210	-7.10%	1,077
2014	10.620388	10.638899	0.17%	1,037
2013	10.130718	10.620388	4.83%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.378235	10.058409	-11.60%	643
2014	11.561819	11.378235	-1.59%	0
2013	10.249299	11.561819	12.81%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.212455	10.207882	-8.96%	5,178
2014	11.213904	11.212455	-0.01%	1,611
2013	10.266921	11.213904	9.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.609221	26.910489	1.13%	167
2014	26.728050	26.609221	-0.44%	0
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
2009	13.356205	18.156435	35.94%	0
2008	22.947137	13.356205	-41.80%	0
2007	22.177973	22.947137	3.47%	0
2006	19.370009	22.177973	14.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.843950	9.363446	-4.88%	0
2014	9.845876	9.843950	-0.02%	0
2013	10.130354	9.845876	-2.81%	0
2012*	10.000000	10.130354	1.30%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.953972	21.075648	0.58%	1,014
2014	19.456613	20.953972	7.70%	1,054
2013	15.174360	19.456613	28.22%	0
2012	13.340525	15.174360	13.75%	0
2011	13.718026	13.340525	-2.75%	0
2010	12.140898	13.718026	12.99%	0
2009	9.723776	12.140898	24.86%	0
2008	16.242194	9.723776	-40.13%	0
2007	15.988600	16.242194	1.59%	0
2006	14.281290	15.988600	11.95%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.761287	29.094949	-8.39%	1,567
2014	29.160427	31.761287	8.92%	936
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	0
2009	12.132345	16.200094	33.53%	0
2008	20.062157	12.132345	-39.53%	0
2007	20.859269	20.062157	-3.82%	0
2006	18.648225	20.859269	11.86%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	278
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.985441	8.557969	-4.76%	466
2014	9.083527	8.985441	-1.08%	450
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	1,728
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.838833	10.595351	-2.25%	1,417
2014	11.028531	10.838833	-1.72%	1,457
2013	11.331841	11.028531	-2.68%	0
2012	10.985525	11.331841	3.15%	0
2011	11.148319	10.985525	-1.46%	0
2010	10.864884	11.148319	2.61%	0
2009*	10.000000	10.864884	8.65%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.294216	10.075704	-2.12%	5,934
2014	10.130569	10.294216	1.62%	6,713
2013	10.602684	10.130569	-4.45%	0
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.403462	16.601050	-9.79%	0
2014	17.037097	18.403462	8.02%	0
2013	12.872244	17.037097	32.36%	0
2012	11.076524	12.872244	16.21%	0
2011	11.906838	11.076524	-6.97%	0
2010	10.671349	11.906838	11.58%	0
2009	8.427091	10.671349	26.63%	0
2008	14.092627	8.427091	-40.20%	0
2007	15.377247	14.092627	-8.35%	0
2006	13.598634	15.377247	13.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	16.067069	15.695329	-2.31%	0
2014	17.668213	16.067069	-9.06%	0
2013	14.141941	17.668213	24.93%	0
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
2009	11.245851	13.672627	21.58%	0
2008	20.569506	11.245851	-45.33%	0
2007	19.460698	20.569506	5.70%	0
2006	15.618561	19.460698	24.60%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.221740	18.520262	-8.41%	0
2014	18.893029	20.221740	7.03%	0
2013	13.475107	18.893029	40.21%	0
2012	12.093623	13.475107	11.42%	0
2011	15.090407	12.093623	-19.86%	0
2010	12.805711	15.090407	17.84%	0
2009	8.009437	12.805711	59.88%	0
2008	13.039960	8.009437	-38.58%	0
2007	12.669848	13.039960	2.92%	0
2006	12.317677	12.669848	2.86%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	27.061434	29.690427	9.71%	1,614
2014	21.139924	27.061434	28.01%	740
2013	14.397717	21.139924	46.83%	0
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.613262	11.234433	-3.26%	0
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
2009	9.367803	9.995553	6.70%	0
2008	10.724417	9.367803	-12.65%	0
2007	10.449907	10.724417	2.63%	0
2006	10.343311	10.449907	1.03%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.824361	19.111279	-3.60%	0
2014	19.751415	19.824361	0.37%	0
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
2009	13.621265	17.289027	26.93%	0
2008	16.423787	13.621265	-17.06%	0
2007	15.826474	16.423787	3.77%	0
2006	14.641085	15.826474	8.10%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.161549	-18.38%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.219320	5.335903	-35.08%	0
2014	10.415881	8.219320	-21.09%	0
2013	9.659912	10.415881	7.83%	0
2012*	10.000000	9.659912	-3.40%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.096473	5.241990	-35.26%	1,494
2014	10.291136	8.096473	-21.33%	2,368
2013	9.564874	10.291136	7.59%	0
2012*	10.000000	9.564874	-4.35%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.204482	20.088607	-5.26%	0
2014	22.153176	21.204482	-4.28%	0
2013	15.116155	22.153176	46.55%	0
2012	14.365998	15.116155	5.22%	0
2011	15.435678	14.365998	-6.93%	0
2010	12.481372	15.435678	23.67%	0
2009	8.382156	12.481372	48.90%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.167910	10.747127	-3.77%	0
2014	10.991850	11.167910	1.60%	0
2013	10.071761	10.991850	9.14%	0
2012*	10.000000	10.071761	0.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.560805	21.321701	-1.11%	0
2014	20.233838	21.560805	6.56%	0
2013	15.418638	20.233838	31.23%	0
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
2009	10.106228	11.858632	17.34%	0
2008	17.478899	10.106228	-42.18%	0
2007	17.098488	17.478899	2.22%	0
2006	14.989726	17.098488	14.07%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.744896	28.269251	-8.05%	395
2014	28.943932	30.744896	6.22%	388
2013	21.568341	28.943932	34.20%	382
2012	18.673764	21.568341	15.50%	0
2011	20.958881	18.673764	-10.90%	0
2010	16.980652	20.958881	23.43%	0
2009	12.208317	16.980652	39.09%	0
2008	19.488802	12.208317	-37.36%	0
2007	19.690530	19.488802	-1.02%	0
2006	17.682705	19.690530	11.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	12.050803	11.459483	-4.91%	503
2014	11.964989	12.050803	0.72%	42
2013	13.408846	11.964989	-10.77%	5,434
2012	12.807549	13.408846	4.69%	6,121
2011	11.754386	12.807549	8.96%	0
2010	11.468616	11.754386	2.49%	0
2009	10.672506	11.468616	7.46%	0
2008	11.122866	10.672506	-4.05%	0
2007	10.420323	11.122866	6.74%	0
2006	10.519787	10.420323	-0.95%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.661088	19.863093	-8.30%	0
2014	19.777557	21.661088	9.52%	0
2013	14.971840	19.777557	32.10%	0
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
2009	10.494252	12.050436	14.83%	0
2008	16.491019	10.494252	-36.36%	0
2007	16.989915	16.491019	-2.94%	0
2006	14.916281	16.989915	13.90%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	21.068494	20.217260	-4.04%	231
2014	18.589880	21.068494	13.33%	0
2013	14.677656	18.589880	26.65%	0
2012	12.952956	14.677656	13.32%	0
2011	13.397363	12.952956	-3.32%	0
2010	11.549002	13.397363	16.00%	0
2009	9.125504	11.549002	26.56%	0
2008	12.398637	9.125504	-26.40%	0
2007	13.034513	12.398637	-4.88%	0
2006	11.118840	13.034513	17.23%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	11.913729	11.491404	-3.54%	0
2014	11.873859	11.913729	0.34%	0
2013	10.099758	11.873859	17.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.687838	-3.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.310852	13.813344	-3.48%	2,970
2014	14.399589	14.310852	-0.62%	2,362
2013	12.907941	14.399589	11.56%	7,237
2012	12.039719	12.907941	7.21%	7,543
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
2009*	10.000000	11.973852	19.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.145218	-8.55%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.715661	-2.84%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.496433	11.396586	-8.80%	0
2014	12.135084	12.496433	2.98%	0
2013*	10.000000	12.135084	21.35%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.800903	10.265863	-4.95%	0
2014*	10.000000	10.800903	8.01%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.351154	28.902912	-4.77%	0
2014	29.612795	30.351154	2.49%	0
2013	21.583752	29.612795	37.20%	0
2012	19.127417	21.583752	12.84%	0
2011	19.507113	19.127417	-1.95%	0
2010	15.900235	19.507113	22.68%	0
2009	13.043660	15.900235	21.90%	0
2008	19.365387	13.043660	-32.64%	0
2007	19.995764	19.365387	-3.15%	0
2006	17.924022	19.995764	11.56%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	21.990908	21.627325	-1.65%	0
2014	19.941540	21.990908	10.28%	0
2013	15.529047	19.941540	28.41%	0
2012	13.793651	15.529047	12.58%	0
2011	13.921012	13.793651	-0.91%	0
2010	12.465567	13.921012	11.68%	0
2009	10.143381	12.465567	22.89%	0
2008	16.598760	10.143381	-38.89%	0
2007	16.217239	16.598760	2.35%	0
2006	14.436596	16.217239	12.33%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.848944	18.827496	-5.15%	254
2014	18.880167	19.848944	5.13%	255
2013	16.026437	18.880167	17.81%	275
2012	14.925244	16.026437	7.38%	259
2011	14.076841	14.925244	6.03%	275
2010	12.549459	14.076841	12.17%	317
2009	10.530416	12.549459	19.17%	329
2008	15.368705	10.530416	-31.48%	324
2007	14.754004	15.368705	4.17%	417
2006	13.020813	14.754004	13.31%	421
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.676486	16.799817	-4.96%	0
2014	17.893349	17.676486	-1.21%	0
2013	12.381519	17.893349	44.52%	0
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
2009	8.059121	9.882031	22.62%	0
2008	13.283718	8.059121	-39.33%	0
2007	15.358843	13.283718	-13.51%	0
2006	15.215910	15.358843	0.94%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.795618	9.455965	-3.47%	600
2014	9.989620	9.795618	-1.94%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.411237	13.146788	-8.77%	0
2014	14.980137	14.411237	-3.80%	0
2013	13.231944	14.980137	13.21%	0
2012	12.335218	13.231944	7.27%	0
2011	13.388425	12.335218	-7.87%	0
2010	12.150897	13.388425	10.18%	0
2009	11.002884	12.150897	10.43%	0
2008	16.045824	11.002884	-31.43%	0
2007	15.012094	16.045824	6.89%	0
2006	13.297306	15.012094	12.90%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.269095	11.909794	-2.93%	0
2014	12.156628	12.269095	0.93%	0
2013	12.375475	12.156628	-1.77%	0
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
2010	11.046507	11.662428	5.58%	0
2009	9.429111	11.046507	17.15%	0
2008	10.460988	9.429111	-9.86%	0
2007	10.206056	10.460988	2.50%	0
2006	10.072213	10.206056	1.33%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.740644	13.326036	-3.02%	0
2014	13.523482	13.740644	1.61%	0
2013	12.253193	13.523482	10.37%	0
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	0
2010	10.572120	11.601197	9.73%	0
2009	8.747657	10.572120	20.86%	0
2008	11.989856	8.747657	-27.04%	0
2007	11.343550	11.989856	5.70%	0
2006	10.616498	11.343550	6.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.246754	13.826793	-2.95%	0
2014	13.970097	14.246754	1.98%	0
2013	12.390893	13.970097	12.74%	0
2012	11.240172	12.390893	10.24%	0
2011	11.672702	11.240172	-3.71%	0
2010	10.471363	11.672702	11.47%	0
2009	8.354727	10.471363	25.33%	0
2008	12.752011	8.354727	-34.48%	0
2007	11.895134	12.752011	7.20%	0
2006	10.920956	11.895134	8.92%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.866958	14.418463	-3.02%	0
2014	14.557664	14.866958	2.12%	0
2013	12.297963	14.557664	18.37%	0
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
2010	10.229315	11.558661	13.00%	0
2009	7.997929	10.229315	27.90%	0
2008	13.268098	7.997929	-39.72%	0
2007	12.252531	13.268098	8.29%	0
2006	11.127603	12.252531	10.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.491530	11.969595	-22.73%	485
2014	18.214517	15.491530	-14.95%	506
2013	15.047983	18.214517	21.04%	485
2012	14.737071	15.047983	2.11%	0
2011	15.943269	14.737071	-7.57%	0
2010	13.722835	15.943269	16.18%	0
2009	9.537492	13.722835	43.88%	0
2008	21.455855	9.537492	-55.55%	0
2007	15.111623	21.455855	41.98%	0
2006	13.289851	15.111623	13.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.452594	19.096009	-6.63%	0
2014	19.337295	20.452594	5.77%	0
2013	15.515337	19.337295	24.63%	0
2012	13.595344	15.515337	14.12%	0
2011	13.852541	13.595344	-1.86%	0
2010	12.363198	13.852541	12.05%	0
2009	9.762765	12.363198	26.64%	0
2008	17.510355	9.762765	-44.25%	0
2007	17.736161	17.510355	-1.27%	0
2006	15.166922	17.736161	16.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	22.002728	22.933839	4.23%	1,066
2014	20.328141	22.002728	8.24%	1,056
2013	15.330140	20.328141	32.60%	1,101
2012	13.744491	15.330140	11.54%	0
2011	14.100764	13.744491	-2.53%	0
2010	11.675868	14.100764	20.77%	0
2009	9.358211	11.675868	24.77%	0
2008	18.217002	9.358211	-48.63%	0
2007	14.753298	18.217002	23.48%	0
2006	14.197474	14.753298	3.91%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.466894	12.051911	-3.33%	0
2014	12.106430	12.466894	2.98%	0
2013	12.679058	12.106430	-4.52%	0
2012	12.314867	12.679058	2.96%	0
2011	11.799598	12.314867	4.37%	0
2010	11.252743	11.799598	4.86%	0
2009	9.995042	11.252743	12.58%	0
2008	10.618908	9.995042	-5.88%	0
2007	10.465245	10.618908	1.47%	0
2006	10.306501	10.465245	1.54%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.751025	31.412027	-4.09%	0
2014	31.680036	32.751025	3.38%	0
2013	23.913984	31.680036	32.47%	0
2012	21.410647	23.913984	11.69%	0
2011	24.632020	21.410647	-13.08%	0
2010	19.648928	24.632020	25.36%	0
2009	14.420242	19.648928	36.26%	0
2008	24.490730	14.420242	-41.12%	0
2007	21.781223	24.490730	12.44%	0
2006	19.873286	21.781223	9.60%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.519505	19.658786	0.71%	246
2014	21.831494	19.519505	-10.59%	0
2013	17.201717	21.831494	26.91%	0
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
2009	13.432667	16.530793	23.06%	0
2008	24.585786	13.432667	-45.36%	0
2007	21.545435	24.585786	14.11%	0
2006	18.761820	21.545435	14.84%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.595615	26.047195	-5.61%	0
2014	26.572554	27.595615	3.85%	0
2013	20.934592	26.572554	26.93%	0
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
2010	15.467706	19.053535	23.18%	0
2009	10.094879	15.467706	53.22%	0
2008	21.255803	10.094879	-52.51%	0
2007	20.678665	21.255803	2.79%	0
2006	18.280910	20.678665	13.12%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.670996	10.672122	-8.56%	2,175
2014	11.638805	11.670996	0.28%	2,176
2013	9.644519	11.638805	20.68%	2,219
2012	8.577245	9.644519	12.44%	1,505
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0
2009	6.544474	8.311226	27.00%	0
2008*	10.000000	6.544474	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.807088	12.512181	-9.38%	274
2014	13.536324	13.807088	2.00%	388
2013	12.184620	13.536324	11.09%	2,416
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0
2010	10.115771	11.112954	9.86%	0
2009	7.651436	10.115771	32.21%	0
2008	11.156432	7.651436	-31.42%	0
2007	11.029684	11.156432	1.15%	0
2006*	10.000000	11.029684	10.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.338182	20.985158	-6.06%	227
2014	21.072758	22.338182	6.01%	232
2013	16.665089	21.072758	26.45%	245
2012	15.267189	16.665089	9.16%	253
2011	14.771633	15.267189	3.35%	270
2010	12.557646	14.771633	17.63%	301
2009	10.975983	12.557646	14.41%	332
2008	15.442886	10.975983	-28.93%	321
2007	16.278629	15.442886	-5.13%	412
2006	14.254069	16.278629	14.20%	376
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.758665	25.968224	-9.70%	0
2014	29.328807	28.758665	-1.94%	0
2013	22.079249	29.328807	32.83%	0
2012	19.129175	22.079249	15.42%	0
2011	20.385305	19.129175	-6.16%	0
2010	16.305646	20.385305	25.02%	0
2009	12.948565	16.305646	25.93%	0
2008	19.827870	12.948565	-34.70%	0
2007	20.835094	19.827870	-4.83%	0
2006	18.266013	20.835094	14.06%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.270310	7.266503	-21.62%	0
2014*	10.000000	9.270310	-7.30%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.335079	17.627491	-8.83%	0
2014	22.315196	19.335079	-13.35%	0
2013	18.611795	22.315196	19.90%	0
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
2009	13.120541	17.531241	33.62%	0
2008	22.571597	13.120541	-41.87%	0
2007	20.053671	22.571597	12.56%	0
2006	16.934621	20.053671	18.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.605373	8.962023	-6.70%	1,003
2014	9.674338	9.605373	-0.71%	610
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.378984	10.449065	-8.17%	0
2014	11.227769	11.378984	1.35%	0
2013	10.139934	11.227769	10.73%	0
2012*	10.000000	10.139934	1.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.028643	9.958705	-0.70%	0
2014	9.827835	10.028643	2.04%	0
2013*	10.000000	9.827835	-1.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.751449	14.044515	2.13%	0
2014	13.038951	13.751449	5.46%	0
2013	9.566186	13.038951	36.30%	0
2012*	10.000000	9.566186	-4.34%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.566009	11.727343	-6.67%	0
2014	12.372372	12.566009	1.57%	0
2013	9.877819	12.372372	25.25%	0
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.509326	13.308774	-1.48%	358
2014	12.866148	13.509326	5.00%	386
2013	9.659978	12.866148	33.19%	408
2012*	10.000000	9.659978	-3.40%	440

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.768595	13.197400	-10.64%	2,254
2014	15.989286	14.768595	-7.63%	2,289
2013	13.105433	15.989286	22.01%	6,323
2012	11.279287	13.105433	16.19%	7,485
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
2009*	10.000000	11.765065	17.65%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.483165	10.467729	-8.84%	608
2014	11.557449	11.483165	-0.64%	44
2013	10.727408	11.557449	7.74%	0
2012*	10.000000	10.727408	7.27%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.306171	12.223560	-8.14%	0
2014	12.651736	13.306171	5.17%	0
2013	9.986286	12.651736	26.69%	0
2012*	10.000000	9.986286	-0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	20.857823	20.419841	-2.10%	0
2014	19.764350	20.857823	5.53%	0
2013	16.920278	19.764350	16.81%	0
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
2009	12.000082	14.693399	22.44%	0
2008	14.662821	12.000082	-18.16%	0
2007	13.637813	14.662821	7.52%	0
2006	12.667219	13.637813	7.66%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.706378	-2.94%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.228760	28.625835	9.14%	0
2014	24.801163	26.228760	5.76%	0
2013	19.434305	24.801163	27.62%	0
2012	16.093866	19.434305	20.76%	0
2011	17.737010	16.093866	-9.26%	0
2010	17.084557	17.737010	3.82%	0
2009	12.000442	17.084557	42.37%	0
2008	22.102567	12.000442	-45.71%	0
2007	16.593217	22.102567	33.20%	0
2006	15.595793	16.593217	6.40%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.902337	14.184480	2.03%	0
2014	13.039843	13.902337	6.61%	24
2013	9.878053	13.039843	32.01%	0
2012*	10.000000	9.878053	-1.22%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	26.122582	23.226623	-11.09%	0
2014	30.481556	26.122582	-14.30%	0
2013	27.356065	30.481556	11.43%	0
2012	24.791605	27.356065	10.34%	0
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
2009	17.657320	30.829112	74.60%	0
2008	37.913251	17.657320	-53.43%	0
2007	30.378563	37.913251	24.80%	0
2006	21.247375	30.378563	42.98%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.077106	7.074978	-22.06%	895
2014	9.762653	9.077106	-7.02%	46
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.598607	12.020009	-4.59%	0
2014	13.968661	12.598607	-9.81%	0
2013	10.144957	13.968661	37.69%	0
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.615944	23.776352	-3.41%	0
2014	22.909743	24.615944	7.45%	0
2013	17.328545	22.909743	32.21%	0
2012	15.337860	17.328545	12.98%	0
2011	15.804055	15.337860	-2.95%	0
2010	14.574296	15.804055	8.44%	0
2009	12.207302	14.574296	19.39%	0
2008	18.616371	12.207302	-34.43%	0
2007	17.748528	18.616371	4.89%	0
2006	15.104860	17.748528	17.50%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.163525	14.682254	3.66%	523
2014	14.363990	14.163525	-1.40%	41
2013	11.542372	14.363990	24.45%	0
2012	10.212065	11.542372	13.03%	0
2011	10.662943	10.212065	-4.23%	0
2010*	10.000000	10.662943	6.63%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.648510	-3.51%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.983331	14.466734	-9.49%	0
2014	16.738741	15.983331	-4.51%	0
2013	13.013691	16.738741	28.62%	0
2012	10.885169	13.013691	19.55%	0
2011	11.266329	10.885169	-3.38%	0
2010*	10.000000	11.266329	12.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	21.044406	19.606813	-6.83%	242
2014	19.109671	21.044406	10.12%	245
2013	14.884970	19.109671	28.38%	271
2012	13.340409	14.884970	11.58%	286
2011	13.615544	13.340409	-2.02%	310
2010	12.341337	13.615544	10.32%	336
2009*	10.000000	12.341337	23.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.204394	13.000970	-1.54%	5,196
2014	12.899241	13.204394	2.37%	4,201
2013	10.731138	12.899241	20.20%	4,374
2012	9.511961	10.731138	12.82%	0
2011	9.665526	9.511961	-1.59%	0
2010	8.849704	9.665526	9.22%	0
2009	7.354567	8.849704	20.33%	0
2008	10.741863	7.354567	-31.53%	0
2007	10.381253	10.741863	3.47%	0
2006*	10.000000	10.381253	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.596899	10.308090	-2.73%	0
2014	10.353172	10.596899	2.35%	0
2013	10.899178	10.353172	-5.01%	0
2012	10.650364	10.899178	2.34%	0
2011	10.331310	10.650364	3.09%	0
2010	9.997294	10.331310	3.34%	0
2009	9.142738	9.997294	9.35%	0
2008	10.404322	9.142738	-12.13%	0
2007	10.363484	10.404322	0.39%	0
2006*	10.000000	10.363484	3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.966038	14.507823	3.88%	1,706
2014	14.065971	13.966038	-0.71%	1,875
2013	11.214478	14.065971	25.43%	1,845
2012	9.421701	11.214478	19.03%	0
2011	10.654789	9.421701	-11.57%	0
2010	9.818240	10.654789	8.52%	0
2009	7.111360	9.818240	38.06%	0
2008	11.886736	7.111360	-40.17%	0
2007	10.661625	11.886736	11.49%	0
2006*	10.000000	10.661625	6.62%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.355219	13.858228	3.77%	0
2014	12.675184	13.355219	5.37%	0
2013	10.030063	12.675184	26.37%	0
2012	8.762893	10.030063	14.46%	0
2011	9.429200	8.762893	-7.07%	0
2010	8.182153	9.429200	15.24%	0
2009	6.046845	8.182153	35.31%	0
2008	11.117858	6.046845	-45.61%	0
2007	10.191841	11.117858	9.09%	0
2006*	10.000000	10.191841	1.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.274867	12.098012	-1.44%	0
2014	11.421466	12.274867	7.47%	27
2013	8.809726	11.421466	29.65%	0
2012	7.719034	8.809726	14.13%	0
2011	8.097596	7.719034	-4.67%	0
2010	7.483718	8.097596	8.20%	0
2009	5.873121	7.483718	27.42%	0
2008	9.726268	5.873121	-39.62%	0
2007*	10.000000	9.726268	-2.74%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.225806	-7.74%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.879271	16.977681	-5.04%	0
2014	17.881671	17.879271	-0.01%	0
2013	17.128748	17.881671	4.40%	0
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0
2009	9.646721	13.732298	42.35%	0
2008	13.740053	9.646721	-29.79%	0
2007	13.665903	13.740053	0.54%	0
2006	12.671637	13.665903	7.85%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	22.101976	20.145231	-8.85%	0
2014	20.811057	22.101976	6.20%	0
2013	15.775562	20.811057	31.92%	0
2012	13.692860	15.775562	15.21%	0
2011	14.410687	13.692860	-4.98%	0
2010	12.802463	14.410687	12.56%	0
2009	10.236888	12.802463	25.06%	0
2008	16.724821	10.236888	-38.79%	0
2007	17.615270	16.724821	-5.05%	0
2006	15.633146	17.615270	12.68%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.309624	10.678491	-5.58%	0
2014	11.247730	11.309624	0.55%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.981057	10.517894	-4.22%	0
2014	11.057104	10.981057	-0.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.130330	11.685965	-3.66%	0
2014	11.675551	12.130330	3.90%	0
2013	8.342841	11.675551	39.95%	0
2012	7.324197	8.342841	13.91%	0
2011	8.502760	7.324197	-13.86%	0
2010	7.557804	8.502760	12.50%	0
2009	5.067603	7.557804	49.14%	0
2008*	10.000000	5.067603	-49.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.960032	13.554065	-2.91%	0
2014	12.956290	13.960032	7.75%	0
2013	9.590812	12.956290	35.09%	0
2012	8.831945	9.590812	8.59%	0
2011	9.363752	8.831945	-5.68%	0
2010	7.772340	9.363752	20.48%	0
2009	6.072701	7.772340	27.99%	0
2008*	10.000000	6.072701	-39.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.836426	11.338062	-4.21%	0
2014	11.617517	11.836426	1.88%	0
2013	9.202721	11.617517	26.24%	0
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
2009	6.305335	7.942580	25.97%	0
2008*	10.000000	6.305335	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.696766	11.283495	-3.53%	0
2014	11.502378	11.696766	1.69%	0
2013	10.289133	11.502378	11.79%	0
2012	9.502523	10.289133	8.28%	0
2011	9.878523	9.502523	-3.81%	0
2010	9.176761	9.878523	7.65%	0
2009	7.855066	9.176761	16.83%	0
2008*	10.000000	7.855066	-21.45%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.920158	11.467688	-3.80%	0
2014	11.677279	11.920158	2.08%	0
2013	9.877955	11.677279	18.22%	0
2012	8.915500	9.877955	10.80%	0
2011	9.470157	8.915500	-5.86%	0
2010	8.642146	9.470157	9.58%	0
2009	7.138719	8.642146	21.06%	0
2008*	10.000000	7.138719	-28.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	11.027303	10.672705	-3.22%	0
2014	10.944875	11.027303	0.75%	0
2013	10.697805	10.944875	2.31%	0
2012	10.207364	10.697805	4.80%	0
2011	10.322807	10.207364	-1.12%	0
2010	9.913270	10.322807	4.13%	0
2009	8.996093	9.913270	10.20%	0
2008*	10.000000	8.996093	-10.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.705903	9.989991	-6.69%	0
2014	10.737735	10.705903	-0.30%	0
2013*	10.000000	10.737735	7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.710696	9.933612	-7.26%	0
2014	10.875137	10.710696	-1.51%	0
2013*	10.000000	10.875137	8.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.820663	11.402270	-3.54%	0
2014	11.593913	11.820663	1.96%	0
2013	10.093929	11.593913	14.86%	0
2012	9.213622	10.093929	9.55%	0
2011	9.675057	9.213622	-4.77%	0
2010	8.909883	9.675057	8.59%	0
2009	7.493650	8.909883	18.90%	0
2008*	10.000000	7.493650	-25.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.855610	11.384896	-3.97%	0
2014	11.629124	11.855610	1.95%	0
2013	9.597286	11.629124	21.17%	0
2012	8.590871	9.597286	11.71%	0
2011	9.242498	8.590871	-7.05%	0
2010	8.365741	9.242498	10.48%	0
2009	6.778583	8.365741	23.41%	0
2008*	10.000000	6.778583	-32.21%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.529894	11.121874	-3.54%	0
2014	11.361727	11.529894	1.48%	0
2013	10.475689	11.361727	8.46%	0
2012	9.764236	10.475689	7.29%	0
2011	10.041190	9.764236	-2.76%	0
2010	9.445292	10.041190	6.31%	0
2009	8.231992	9.445292	14.74%	0
2008*	10.000000	8.231992	-17.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.370197	10.988310	-3.36%	0
2014	11.140479	11.370197	2.06%	8,062
2013	11.674675	11.140479	-4.58%	0
2012	11.141081	11.674675	4.79%	0
2011	10.754996	11.141081	3.59%	0
2010	10.330511	10.754996	4.11%	0
2009	9.757093	10.330511	5.88%	0
2008*	10.000000	9.757093	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.321334	11.951147	-3.00%	0
2014	12.049072	12.321334	2.26%	0
2013	12.616537	12.049072	-4.50%	0
2012	12.080918	12.616537	4.43%	0
2011	11.683262	12.080918	3.40%	0
2010	11.083449	11.683262	5.41%	0
2009	9.762870	11.083449	13.53%	0
2008*	10.000000	9.762870	-2.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	26.937085	21.999811	-18.33%	1,040
2014	29.307446	26.937085	-8.09%	877
2013	29.930630	29.307446	-2.08%	0
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
2009	19.347862	30.765544	59.01%	0
2008	47.172587	19.347862	-58.98%	0
2007	33.326894	47.172587	41.55%	0
2006	25.073374	33.326894	32.92%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.461267	11.162558	-2.61%	0
2014	11.241496	11.461267	1.95%	0
2013	12.017135	11.241496	-6.45%	0
2012	11.960441	12.017135	0.47%	0
2011	11.436494	11.960441	4.58%	0
2010	11.194417	11.436494	2.16%	0
2009	11.180821	11.194417	0.12%	0
2008	10.645636	11.180821	5.03%	0
2007	10.190562	10.645636	4.47%	0
2006	10.113215	10.190562	0.76%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.237384	7.772712	-5.64%	0
2014	8.509884	8.237384	-3.20%	0
2013	7.424130	8.509884	14.62%	0
2012	6.608646	7.424130	12.34%	0
2011	7.530917	6.608646	-12.25%	0
2010	6.835062	7.530917	10.18%	0
2009	5.415436	6.835062	26.21%	0
2008*	10.000000	5.415436	-45.85%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.851734	8.510514	-3.85%	4,172
2014	9.677590	8.851734	-8.53%	4,035
2013	8.202236	9.677590	17.99%	3,669
2012	7.116882	8.202236	15.25%	0
2011	8.375321	7.116882	-15.03%	0
2010	7.998165	8.375321	4.72%	0
2009	6.378450	7.998165	25.39%	0
2008	11.496066	6.378450	-44.52%	0
2007	10.780316	11.496066	6.64%	0
2006*	10.000000	10.780316	7.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.515841	20.768510	-3.47%	0
2014	21.019637	21.515841	2.36%	0
2013	16.942064	21.019637	24.07%	0
2012	14.993060	16.942064	13.00%	0
2011	16.006045	14.993060	-6.33%	0
2010	14.321095	16.006045	11.77%	0
2009	11.546915	14.321095	24.03%	0
2008	18.752730	11.546915	-38.43%	328
2007	18.154523	18.752730	3.30%	328
2006	15.931321	18.154523	13.95%	328

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.496884	14.109894	-2.67%	0
2014	14.216725	14.496884	1.97%	0
2013	12.855477	14.216725	10.59%	0
2012	12.054444	12.855477	6.65%	0
2011	12.254428	12.054444	-1.63%	0
2010	11.445199	12.254428	7.07%	0
2009*	10.000000	11.445199	14.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.560295	16.060377	-3.02%	0
2014	16.143528	16.560295	2.58%	0
2013	13.856133	16.143528	16.51%	0
2012	12.661231	13.856133	9.44%	0
2011	13.107855	12.661231	-3.41%	0
2010	12.000060	13.107855	9.23%	0
2009*	10.000000	12.000060	20.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.481271	12.201448	-2.24%	0
2014	12.321941	12.481271	1.29%	0
2013	12.055398	12.321941	2.21%	0
2012	11.756798	12.055398	2.54%	0
2011	11.714186	11.756798	0.36%	0
2010	11.345903	11.714186	3.25%	0
2009	10.667679	11.345903	6.36%	0
2008	11.642456	10.667679	-8.37%	0
2007	11.332780	11.642456	2.73%	0
2006	10.947718	11.332780	3.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.562637	9.964735	-5.66%	0
2014	10.573812	10.562637	-0.11%	0
2013*	10.000000	10.573812	5.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.575241	9.903024	-6.36%	0
2014	10.661579	10.575241	-0.81%	0
2013*	10.000000	10.661579	6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.177048	16.691539	-2.83%	2,798
2014	16.749660	17.177048	2.55%	2,798
2013	14.729835	16.749660	13.71%	2,798
2012	13.634269	14.729835	8.04%	2,798
2011	13.988764	13.634269	-2.53%	2,798
2010	12.935490	13.988764	8.14%	2,798
2009	11.136191	12.935490	16.16%	2,798
2008	14.871618	11.136191	-25.12%	2,798
2007	14.437916	14.871618	3.00%	2,798
2006	13.297396	14.437916	8.58%	2,798

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.700520	19.067781	-3.21%	2,497
2014	19.251370	19.700520	2.33%	2,497
2013	16.134332	19.251370	19.32%	2,497
2012	14.547240	16.134332	10.91%	2,497
2011	15.243674	14.547240	-4.57%	2,497
2010	13.855936	15.243674	10.02%	2,497
2009	11.424489	13.855936	21.28%	14,740
2008	17.079278	11.424489	-33.11%	14,960
2007	16.504527	17.079278	3.48%	15,598
2006	14.777716	16.504527	11.69%	16,125
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.895523	14.518679	-2.53%	0
2014	14.586151	14.895523	2.12%	0
2013	13.539173	14.586151	7.73%	7,965
2012	12.853743	13.539173	5.33%	7,965
2011	12.916159	12.853743	-0.48%	7,965
2010	12.207537	12.916159	5.80%	7,965
2009	10.929097	12.207537	11.70%	0
2008	13.194470	10.929097	-17.17%	0
2007	12.785464	13.194470	3.20%	0
2006	12.093727	12.785464	5.72%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.940925	21.402034	2.20%	801
2014	19.783916	20.940925	5.85%	489
2013	14.888534	19.783916	32.88%	4,940
2012	12.895523	14.888534	15.46%	8,080
2011	13.563910	12.895523	-4.93%	612
2010	12.819648	13.563910	5.81%	658
2009*	10.000000	12.819648	28.20%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.888263	9.424385	-4.69%	0
2014*	10.000000	9.888263	-1.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.083370	9.845167	-2.36%	0
2014*	10.000000	10.083370	0.83%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	30.124019	28.626532	-4.97%	1,438
2014	28.236471	30.124019	6.68%	1,442
2013	21.766621	28.236471	29.72%	1,442
2012	19.005213	21.766621	14.53%	0
2011	20.000475	19.005213	-4.98%	0
2010	16.253949	20.000475	23.05%	0
2009	12.190155	16.253949	33.34%	0
2008	19.679065	12.190155	-38.06%	0
2007	18.767658	19.679065	4.86%	0
2006	17.515423	18.767658	7.15%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.608023	8.392825	-2.50%	46
2014	8.828741	8.608023	-2.50%	345
2013	9.055116	8.828741	-2.50%	1,086
2012	9.287938	9.055116	-2.51%	0
2011	9.525417	9.287938	-2.49%	0
2010	9.769647	9.525417	-2.50%	0
2009	10.015946	9.769647	-2.46%	0
2008	10.066041	10.015946	-0.50%	0
2007	9.853333	10.066041	2.16%	0
2006	9.667326	9.853333	1.92%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.545777	12.825357	-5.32%	28
2014	13.373714	13.545777	1.29%	380
2013	13.872647	13.373714	-3.60%	829
2012	12.676358	13.872647	9.44%	0
2011	12.317183	12.676358	2.92%	0
2010	11.423440	12.317183	7.82%	0
2009	9.419677	11.423440	21.27%	0
2008	11.681086	9.419677	-19.36%	0
2007	11.452544	11.681086	2.00%	0
2006	11.203322	11.452544	2.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.991930	9.678310	-3.14%	0
2014	10.388637	9.991930	-3.82%	0
2013	8.800096	10.388637	18.05%	0
2012	7.813553	8.800096	12.63%	0
2011	8.866906	7.813553	-11.88%	0
2010	7.990895	8.866906	10.96%	0
2009	6.021537	7.990895	32.71%	0
2008*	10.000000	6.021537	-39.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.698084	12.641550	-7.71%	0
2014	15.554720	13.698084	-11.94%	0
2013	13.179210	15.554720	18.02%	0
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
2009	10.869420	13.724830	26.27%	0
2008	20.830786	10.869420	-47.82%	0
2007	20.804475	20.830786	0.13%	0
2006	17.431305	20.804475	19.35%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.339555	13.413092	0.55%	0
2014	12.421055	13.339555	7.39%	0
2013	9.477717	12.421055	31.06%	0
2012	8.370289	9.477717	13.23%	0
2011	8.871228	8.370289	-5.65%	0
2010	7.887171	8.871228	12.48%	0
2009	6.253770	7.887171	26.12%	0
2008*	10.000000	6.253770	-37.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.662431	11.921537	-5.85%	4,445
2014	11.780417	12.662431	7.49%	4,599
2013	8.948032	11.780417	31.65%	4,845
2012	7.804974	8.948032	14.65%	482
2011	8.524077	7.804974	-8.44%	521
2010	7.754152	8.524077	9.93%	538
2009	6.241962	7.754152	24.23%	546
2008*	10.000000	6.241962	-37.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.364901	12.985674	-2.84%	0
2014	13.216041	13.364901	1.13%	0
2013	9.779309	13.216041	35.14%	0
2012	8.749358	9.779309	11.77%	0
2011	9.391284	8.749358	-6.84%	0
2010	7.616007	9.391284	23.31%	0
2009	6.164820	7.616007	23.54%	0
2008*	10.000000	6.164820	-38.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.075781	15.221537	-5.31%	0
2014	14.089820	16.075781	14.10%	0
2013	10.650900	14.089820	32.29%	0
2012	9.389800	10.650900	13.43%	0
2011	9.858964	9.389800	-4.76%	0
2010	8.452178	9.858964	16.64%	0
2009	6.644385	8.452178	27.21%	0
2008*	10.000000	6.644385	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	19.978369	19.582007	-1.98%	0
2014	19.983455	19.978369	-0.03%	0
2013	14.237843	19.983455	40.35%	0
2012	12.913076	14.237843	10.26%	0
2011	13.358576	12.913076	-3.33%	0
2010	10.951449	13.358576	21.98%	0
2009	8.831338	10.951449	24.01%	0
2008	16.943088	8.831338	-47.88%	0
2007	15.872015	16.943088	6.75%	0
2006	15.806129	15.872015	0.42%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	30.049288	27.455235	-8.63%	0
2014	28.866883	30.049288	4.10%	0
2013	21.143882	28.866883	36.53%	0
2012	18.026866	21.143882	17.29%	0
2011	19.554618	18.026866	-7.81%	0
2010	15.857367	19.554618	23.32%	0
2009	12.922305	15.857367	22.71%	0
2008	19.578133	12.922305	-34.00%	0
2007	21.648088	19.578133	-9.56%	0
2006	18.960047	21.648088	14.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.484758	25.333159	-4.35%	0
2014	27.013767	26.484758	-1.96%	0
2013	19.712347	27.013767	37.04%	0
2012	17.547095	19.712347	12.34%	0
2011	19.104866	17.547095	-8.15%	0
2010	15.677960	19.104866	21.86%	0
2009	11.961633	15.677960	31.07%	0
2008	19.902575	11.961633	-39.90%	0
2007	20.036196	19.902575	-0.67%	0
2006	18.387630	20.036196	8.97%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.616372	19.252521	-1.85%	0
2014	17.993196	19.616372	9.02%	0
2013	14.109883	17.993196	27.52%	0
2012	12.712220	14.109883	10.99%	0
2011	12.988392	12.712220	-2.13%	0
2010	11.765387	12.988392	10.39%	0
2009	9.610871	11.765387	22.42%	0
2008	16.883208	9.610871	-43.07%	0
2007	16.051475	16.883208	5.18%	0
2006	14.516509	16.051475	10.57%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.062566	12.015044	-8.02%	406
2014	10.417275	13.062566	25.39%	32
2013	10.403485	10.417275	0.13%	0
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	0
2010	7.047616	8.920861	26.58%	0
2009	5.538460	7.047616	27.25%	0
2008*	10.000000	5.538460	-44.62%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.793095	12.590870	-1.58%	9,327
2014	11.603655	12.793095	10.25%	9,472
2013*	10.000000	11.603655	16.04%	9,884

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.720355	9.445015	-2.83%	3,256
2014	9.920601	9.720355	-2.02%	3,253
2013	10.164262	9.920601	-2.40%	3,249
2012	10.070717	10.164262	0.93%	3,250
2011	10.195882	10.070717	-1.23%	0
2010	10.210230	10.195882	-0.14%	0
2009	9.776899	10.210230	4.43%	0
2008*	10.000000	9.776899	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.709035	11.786304	-7.26%	2,330
2014	12.467470	12.709035	1.94%	2,290
2013*	10.000000	12.467470	24.67%	2,185
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.870366	12.995651	-6.31%	0
2014	15.487943	13.870366	-10.44%	0
2013	13.227042	15.487943	17.09%	0
2012	11.346978	13.227042	16.57%	0
2011	13.288936	11.346978	-14.61%	0
2010	12.816111	13.288936	3.69%	0
2009*	10.000000	12.816111	28.16%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.432332	26.027829	-1.53%	182
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.242642	9.028122	-2.32%	0
2014	9.422161	9.242642	-1.91%	0
2013	9.604522	9.422161	-1.90%	0
2012	9.417722	9.604522	1.98%	0
2011	9.630730	9.417722	-2.21%	0
2010	9.381818	9.630730	2.65%	0
2009	8.490757	9.381818	10.49%	0
2008	10.059388	8.490757	-15.59%	0
2007	9.848778	10.059388	2.14%	0
2006	9.693283	9.848778	1.60%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.790061	21.146801	-2.95%	0
2014	20.246762	21.790061	7.62%	0
2013	15.090904	20.246762	34.17%	0
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
2010	12.321060	14.758983	19.79%	0
2009	9.615264	12.321060	28.14%	0
2008	16.286092	9.615264	-40.96%	0
2007	15.524055	16.286092	4.91%	0
2006	14.002252	15.524055	10.87%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.627127	9.867222	-7.15%	0
2014	10.614086	10.627127	0.12%	0
2013	10.129888	10.614086	4.78%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.365626	10.042110	-11.64%	0
2014	11.554930	11.365626	-1.64%	0
2013	10.248451	11.554930	12.75%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.200035	10.191346	-9.01%	0
2014	11.207232	11.200035	-0.06%	0
2013	10.266076	11.207232	9.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.447693	26.733418	1.08%	180
2014	26.579415	26.447693	-0.50%	190
2013	21.466538	26.579415	23.82%	0
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0
2009	13.316012	18.092515	35.87%	0
2008	22.889842	13.316012	-41.83%	0
2007	22.134009	22.889842	3.41%	0
2006	19.341502	22.134009	14.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.832956	9.348206	-4.93%	0
2014	9.839916	9.832956	-0.07%	0
2013	10.129417	9.839916	-2.86%	0
2012*	10.000000	10.129417	1.29%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.960409	9.007720	0.53%	0
2014*	10.000000	8.960409	-10.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.826777	20.936971	0.53%	0
2014	19.348417	20.826777	7.64%	0
2013	15.097719	19.348417	28.15%	0
2012	13.279956	15.097719	13.69%	0
2011	13.662735	13.279956	-2.80%	0
2010	12.098149	13.662735	12.93%	0
2009	9.694514	12.098149	24.79%	0
2008	16.201647	9.694514	-40.16%	0
2007	15.956906	16.201647	1.53%	0
2006	14.260271	15.956906	11.90%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.568512	28.903522	-8.44%	162
2014	28.998298	31.568512	8.86%	0
2013	21.149611	28.998298	37.11%	0
2012	18.435543	21.149611	14.72%	0
2011	19.368899	18.435543	-4.82%	0
2010	16.143091	19.368899	19.98%	0
2009	12.095861	16.143091	33.46%	0
2008	20.012111	12.095861	-39.56%	0
2007	20.817957	20.012111	-3.87%	0
2006	18.620810	20.817957	11.80%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.074444	8.919993	-11.46%	348
2014	10.285999	10.074444	-2.06%	492
2013	10.538238	10.285999	-2.39%	492
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.977753	8.546273	-4.81%	0
2014	9.080409	8.977753	-1.13%	46
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.109470	10.054512	-9.50%	0
2014	11.360132	11.109470	-2.21%	0
2013	12.470341	11.360132	-8.90%	0
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0
2009*	10.000000	10.782337	7.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.807402	10.559205	-2.30%	2,924
2014	11.002185	10.807402	-1.77%	2,927
2013	11.310560	11.002185	-2.73%	2,930
2012	10.970530	11.310560	3.10%	2,929
2011	11.138787	10.970530	-1.51%	0
2010	10.861161	11.138787	2.56%	0
2009*	10.000000	10.861161	8.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.274886	10.051626	-2.17%	348
2014	10.116726	10.274886	1.56%	492
2013	10.593616	10.116726	-4.50%	9,417
2012	9.923217	10.593616	6.76%	7,774
2011*	10.000000	9.923217	-0.77%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.293753	16.493625	-9.84%	0
2014	16.944215	18.293753	7.96%	0
2013	12.808623	16.944215	32.29%	0
2012	11.027437	12.808623	16.15%	0
2011	11.860138	11.027437	-7.02%	0
2010	10.634936	11.860138	11.52%	0
2009	8.402644	10.634936	26.57%	0
2008	14.058970	8.402644	-40.23%	0
2007	15.348424	14.058970	-8.40%	0
2006	13.580075	15.348424	13.02%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.971200	15.593682	-2.36%	0
2014	17.571798	15.971200	-9.11%	0
2013	14.071978	17.571798	24.87%	0
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
2009	11.213197	13.625933	21.52%	0
2008	20.520325	11.213197	-45.36%	0
2007	19.424187	20.520325	5.64%	0
2006	15.597228	19.424187	24.54%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	20.101160	18.400366	-8.46%	0
2014	18.789992	20.101160	6.98%	0
2013	13.408489	18.789992	40.14%	0
2012	12.040021	13.408489	11.37%	0
2011	15.031229	12.040021	-19.90%	0
2010	12.762039	15.031229	17.78%	0
2009	7.986202	12.762039	59.80%	0
2008	13.008807	7.986202	-38.61%	0
2007	12.646107	13.008807	2.87%	0
2006	12.300885	12.646107	2.81%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.996859	29.604387	9.66%	595
2014	21.100280	26.996859	27.95%	442
2013	14.378070	21.100280	46.75%	8,352
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.544003	11.161719	-3.31%	0
2014	11.007225	11.544003	4.88%	0
2013	11.355360	11.007225	-3.07%	0
2012	10.666644	11.355360	6.46%	0
2011	10.378571	10.666644	2.78%	0
2010	9.961433	10.378571	4.19%	0
2009	9.340608	9.961433	6.65%	0
2008	10.698770	9.340608	-12.69%	0
2007	10.430297	10.698770	2.57%	0
2006	10.329181	10.430297	0.98%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.702861	18.984406	-3.65%	0
2014	19.640413	19.702861	0.32%	0
2013	22.077337	19.640413	-11.04%	0
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
2009	13.579469	17.227155	26.86%	0
2008	16.381783	13.579469	-17.11%	0
2007	15.794128	16.381783	3.72%	0
2006	14.618624	15.794128	8.04%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.158749	-18.41%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.208056	5.325857	-35.11%	0
2014	10.406950	8.208056	-21.13%	0
2013	9.656588	10.406950	7.77%	0
2012*	10.000000	9.656588	-3.43%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.085411	5.232139	-35.29%	0
2014	10.282352	8.085411	-21.37%	0
2013	9.561603	10.282352	7.54%	0
2012*	10.000000	9.561603	-4.38%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	21.094660	19.974321	-5.31%	519
2014	22.049753	21.094660	-4.33%	561
2013	15.053297	22.049753	46.48%	498
2012	14.313615	15.053297	5.17%	0
2011	15.387274	14.313615	-6.98%	0
2010	12.448604	15.387274	23.61%	0
2009	8.364439	12.448604	48.83%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.152627	10.726908	-3.82%	0
2014	10.982451	11.152627	1.55%	0
2013	10.068317	10.982451	9.08%	0
2012*	10.000000	10.068317	0.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.429925	21.181396	-1.16%	0
2014	20.121320	21.429925	6.50%	0
2013	15.340752	20.121320	31.16%	0
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.558179	28.083164	-8.10%	0
2014	28.782917	30.558179	6.17%	0
2013	21.459344	28.782917	34.13%	0
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.976833	11.383298	-4.96%	0
2014	11.897640	11.976833	0.67%	0
2013	13.340205	11.897640	-10.81%	0
2012	12.748550	13.340205	4.64%	0
2011	11.706243	12.748550	8.90%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.529523	19.732325	-8.35%	0
2014	19.667520	21.529523	9.47%	0
2013	14.896182	19.667520	32.03%	0
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.964339	20.107002	-4.09%	0
2014	18.507467	20.964339	13.28%	0
2013	14.620076	18.507467	26.59%	0
2012	12.908774	14.620076	13.26%	0
2011	13.358495	12.908774	-3.37%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	11.900528	11.472779	-3.59%	0
2014	11.866789	11.900528	0.28%	0
2013	10.098926	11.866789	17.51%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.684506	-3.15%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.269312	13.766182	-3.53%	0
2014	14.365164	14.269312	-0.67%	0
2013	12.883684	14.365164	11.50%	0
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.142095	-8.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.712329	-2.88%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.485747	11.380989	-8.85%	0
2014	12.130926	12.485747	2.92%	0
2013*	10.000000	12.130926	21.31%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.797199	10.257086	-5.00%	0
2014*	10.000000	10.797199	7.97%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	30.166844	28.712668	-4.82%	0
2014	29.448071	30.166844	2.44%	0
2013	21.474692	29.448071	37.13%	0
2012	19.040545	21.474692	12.78%	0
2011	19.428449	19.040545	-2.00%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	21.857400	21.484998	-1.70%	0
2014	19.830646	21.857400	10.22%	0
2013	15.450609	19.830646	28.35%	0
2012	13.731020	15.450609	12.52%	0
2011	13.864896	13.731020	-0.97%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.728400	18.703554	-5.19%	0
2014	18.775140	19.728400	5.08%	0
2013	15.945460	18.775140	17.75%	0
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.569084	16.689162	-5.01%	0
2014	17.793762	17.569084	-1.26%	0
2013	12.318910	17.793762	44.44%	0
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.787214	9.443006	-3.52%	0
2014	9.986173	9.787214	-1.99%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.323695	13.060227	-8.82%	0
2014	14.896789	14.323695	-3.85%	0
2013	13.165069	14.896789	13.15%	0
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.194538	11.831347	-2.98%	0
2014	12.088963	12.194538	0.87%	0
2013	12.312904	12.088963	-1.82%	0
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.672677	13.253330	-3.07%	0
2014	13.463495	13.672677	1.55%	0
2013	12.205107	13.463495	10.31%	0
2012	11.225020	12.205107	8.73%	0
2011	11.567530	11.225020	-2.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.176352	13.751411	-3.00%	0
2014	13.908193	14.176352	1.93%	0
2013	12.342309	13.908193	12.69%	0
2012	11.201851	12.342309	10.18%	0
2011	11.638850	11.201851	-3.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.793366	14.339733	-3.07%	0
2014	14.493040	14.793366	2.07%	0
2013	12.249652	14.493040	18.31%	0
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.414913	11.904275	-22.77%	0
2014	18.133744	15.414913	-14.99%	0
2013	14.988926	18.133744	20.98%	0
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.328358	18.970272	-6.68%	0
2014	19.229704	20.328358	5.71%	0
2013	15.436922	19.229704	24.57%	0
2012	13.533599	15.436922	14.06%	0
2011	13.796680	13.533599	-1.91%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	21.869122	22.782894	4.18%	0
2014	20.215082	21.869122	8.18%	0
2013	15.252692	20.215082	32.53%	0
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.391204	11.972600	-3.38%	0
2014	12.039095	12.391204	2.92%	0
2013	12.615011	12.039095	-4.57%	0
2012	12.258973	12.615011	2.90%	0
2011	11.752048	12.258973	4.31%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.552123	31.205243	-4.14%	0
2014	31.503792	32.552123	3.33%	0
2013	23.793129	31.503792	32.41%	0
2012	21.313396	23.793129	11.63%	0
2011	24.532712	21.313396	-13.12%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.400905	19.529322	0.66%	0
2014	21.709994	19.400905	-10.64%	0
2013	17.114762	21.709994	26.85%	0
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.427999	25.875700	-5.66%	0
2014	26.424714	27.427999	3.80%	0
2013	20.828793	26.424714	26.87%	0
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.631141	10.630221	-8.61%	0
2014	11.605011	11.631141	0.23%	0
2013	9.621442	11.605011	20.62%	0
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.745833	12.450280	-9.43%	0
2014	13.483172	13.745833	1.95%	0
2013	12.143009	13.483172	11.04%	0
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.202504	20.847005	-6.11%	0
2014	20.955509	22.202504	5.95%	0
2013	16.580866	20.955509	26.38%	0
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.583969	25.797235	-9.75%	0
2014	29.165614	28.583969	-1.99%	0
2013	21.967646	29.165614	32.77%	0
2012	19.042266	21.967646	15.36%	0
2011	20.303088	19.042266	-6.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.267125	7.260269	-21.66%	0
2014*	10.000000	9.267125	-7.33%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.217639	17.511427	-8.88%	0
2014	22.191048	19.217639	-13.40%	0
2013	18.517751	22.191048	19.84%	0
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.597151	8.949755	-6.75%	0
2014	9.671022	9.597151	-0.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.363426	10.429417	-8.22%	0
2014	11.218175	11.363426	1.29%	0
2013	10.136466	11.218175	10.67%	0
2012*	10.000000	10.136466	1.36%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.020053	9.945067	-0.75%	0
2014	9.824468	10.020053	1.99%	0
2013*	10.000000	9.824468	-1.76%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.732582	14.018049	2.08%	0
2014	13.027738	13.732582	5.41%	0
2013	9.562855	13.027738	36.23%	0
2012*	10.000000	9.562855	-4.37%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.548814	11.705286	-6.72%	0
2014	12.361787	12.548814	1.51%	0
2013	9.874439	12.361787	25.19%	0
2012*	10.000000	9.874439	-1.26%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.490783	13.283681	-1.54%	0
2014	12.855079	13.490783	4.95%	0
2013	9.656623	12.855079	33.12%	0
2012*	10.000000	9.656623	-3.43%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.725730	13.152349	-10.68%	0
2014	15.951061	14.725730	-7.68%	0
2013	13.080810	15.951061	21.94%	0
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.467464	10.448052	-8.89%	0
2014	11.547573	11.467464	-0.69%	0
2013	10.723743	11.547573	7.68%	0
2012*	10.000000	10.723743	7.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.287985	12.200580	-8.18%	0
2014	12.640938	13.287985	5.12%	0
2013	9.982879	12.640938	26.63%	0
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	20.731072	20.285342	-2.15%	0
2014	19.654322	20.731072	5.48%	0
2013	16.834714	19.654322	16.75%	0
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.703046	-2.97%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	26.069556	28.437489	9.08%	0
2014	24.663271	26.069556	5.70%	0
2013	19.336156	24.663271	27.55%	0
2012	16.020816	19.336156	20.69%	0
2011	17.665535	16.020816	-9.31%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.883259	14.157758	1.98%	0
2014	13.028629	13.883259	6.56%	0
2013	9.874613	13.028629	31.94%	0
2012*	10.000000	9.874613	-1.25%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	25.963884	23.073675	-11.13%	0
2014	30.311923	25.963884	-14.34%	0
2013	27.217783	30.311923	11.37%	0
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.069337	7.065298	-22.10%	0
2014	9.759303	9.069337	-7.07%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.581382	11.997419	-4.64%	0
2014	13.956733	12.581382	-9.85%	0
2013	10.141492	13.956733	37.62%	0
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.466486	23.619868	-3.46%	0
2014	22.782329	24.466486	7.39%	0
2013	17.241002	22.782329	32.14%	0
2012	15.268221	17.241002	12.92%	0
2011	15.740351	15.268221	-3.00%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.129694	14.639677	3.61%	0
2014	14.337034	14.129694	-1.45%	0
2013	11.526613	14.337034	24.38%	0
2012	10.203372	11.526613	12.97%	0
2011	10.659314	10.203372	-4.28%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.644725	-3.55%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.949212	14.428448	-9.54%	0
2014	16.711594	15.949212	-4.56%	0
2013	12.999241	16.711594	28.56%	0
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.983330	19.539878	-6.88%	0
2014	19.063981	20.983330	10.07%	0
2013	14.857003	19.063981	28.32%	0
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.145771	12.936619	-1.59%	0
2014	12.848561	13.145771	2.31%	0
2013	10.694457	12.848561	20.14%	0
2012	9.484316	10.694457	12.76%	0
2011	9.642376	9.484316	-1.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.549847	10.257067	-2.78%	0
2014	10.312484	10.549847	2.30%	0
2013	10.861918	10.312484	-5.06%	0
2012	10.619417	10.861918	2.28%	0
2011	10.306571	10.619417	3.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.904076	14.436052	3.83%	0
2014	14.010754	13.904076	-0.76%	0
2013	11.176181	14.010754	25.36%	0
2012	9.394355	11.176181	18.97%	0
2011	10.629301	9.394355	-11.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.295893	13.789587	3.71%	0
2014	12.625352	13.295893	5.31%	0
2013	9.995760	12.625352	26.31%	0
2012	8.737424	9.995760	14.40%	0
2011	9.406610	8.737424	-7.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.226688	12.044352	-1.49%	0
2014	11.382472	12.226688	7.42%	0
2013	8.784156	11.382472	29.58%	0
2012	7.700587	8.784156	14.07%	0
2011	8.082379	7.700587	-4.72%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.223586	-7.76%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.770721	16.865947	-5.09%	0
2014	17.782223	17.770721	-0.06%	0
2013	17.042224	17.782223	4.34%	0
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	21.967720	20.012585	-8.90%	0
2014	20.695251	21.967720	6.15%	0
2013	15.695825	20.695251	31.85%	0
2012	13.630653	15.695825	15.15%	0
2011	14.352557	13.630653	-5.03%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.299958	10.663899	-5.63%	0
2014	11.243889	11.299958	0.50%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.971671	10.503513	-4.27%	0
2014	11.053312	10.971671	-0.74%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.088895	11.640080	-3.71%	0
2014	11.641640	12.088895	3.84%	0
2013	8.322867	11.641640	39.88%	0
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.912338	13.500832	-2.96%	0
2014	12.918651	13.912338	7.69%	0
2013	9.567855	12.918651	35.02%	0
2012	8.815334	9.567855	8.54%	0
2011	9.350943	8.815334	-5.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.796044	11.293575	-4.26%	0
2014	11.583822	11.796044	1.83%	0
2013	9.180730	11.583822	26.18%	0
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.656842	11.239220	-3.58%	0
2014	11.469003	11.656842	1.64%	0
2013	10.264545	11.469003	11.73%	0
2012	9.484681	10.264545	8.22%	0
2011	9.865025	9.484681	-3.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.879499	11.422711	-3.85%	0
2014	11.643410	11.879499	2.03%	0
2013	9.854361	11.643410	18.15%	0
2012	8.898775	9.854361	10.74%	0
2011	9.457221	8.898775	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.989682	10.630838	-3.27%	0
2014	10.913127	10.989682	0.70%	0
2013	10.672242	10.913127	2.26%	0
2012	10.188217	10.672242	4.75%	0
2011	10.308704	10.188217	-1.17%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.696745	9.976321	-6.73%	0
2014	10.734054	10.696745	-0.35%	0
2013*	10.000000	10.734054	7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.701529	9.920011	-7.30%	0
2014	10.871405	10.701529	-1.56%	0
2013*	10.000000	10.871405	8.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.780332	11.357533	-3.59%	0
2014	11.560275	11.780332	1.90%	0
2013	10.069798	11.560275	14.80%	0
2012	9.196320	10.069798	9.50%	0
2011	9.661834	9.196320	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.815137	11.340207	-4.02%	0
2014	11.595366	11.815137	1.90%	0
2013	9.574326	11.595366	21.11%	0
2012	8.574731	9.574326	11.66%	0
2011	9.229854	8.574731	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.490543	11.078239	-3.59%	0
2014	11.328751	11.490543	1.43%	0
2013	10.450646	11.328751	8.40%	0
2012	9.745905	10.450646	7.23%	0
2011	10.027472	9.745905	-2.81%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.331400	10.945211	-3.41%	0
2014	11.108157	11.331400	2.01%	0
2013	11.646760	11.108157	-4.62%	0
2012	11.120167	11.646760	4.74%	0
2011	10.740293	11.120167	3.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.279271	11.904234	-3.05%	0
2014	12.014093	12.279271	2.21%	0
2013	12.586370	12.014093	-4.55%	0
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	26.773426	21.854914	-18.37%	0
2014	29.144341	26.773426	-8.14%	0
2013	29.779342	29.144341	-2.13%	0
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.391655	11.089083	-2.66%	0
2014	11.178962	11.391655	1.90%	0
2013	11.956428	11.178962	-6.50%	0
2012	11.906138	11.956428	0.42%	0
2011	11.390386	11.906138	4.53%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.209248	7.742192	-5.69%	0
2014	8.485170	8.209248	-3.25%	0
2013	7.406374	8.485170	14.57%	0
2012	6.596234	7.406374	12.28%	0
2011	7.520638	6.596234	-12.29%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.812461	8.468400	-3.90%	0
2014	9.639599	8.812461	-8.58%	0
2013	8.174218	9.639599	17.93%	0
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.385114	20.631727	-3.52%	0
2014	20.902649	21.385114	2.31%	0
2013	16.856410	20.902649	24.00%	0
2012	14.924933	16.856410	12.94%	0
2011	15.941481	14.924933	-6.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.454808	14.061722	-2.72%	0
2014	14.182742	14.454808	1.92%	0
2013	12.831316	14.182742	10.53%	0
2012	12.037977	12.831316	6.59%	0
2011	12.243948	12.037977	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.512212	16.005533	-3.07%	0
2014	16.104915	16.512212	2.53%	0
2013	13.830086	16.104915	16.45%	0
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.405497	12.121144	-2.29%	0
2014	12.253409	12.405497	1.24%	0
2013	11.994497	12.253409	2.16%	0
2012	11.703416	11.994497	2.49%	0
2011	11.666968	11.703416	0.31%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.553611	9.951129	-5.71%	0
2014	10.570189	10.553611	-0.16%	0
2013*	10.000000	10.570189	5.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.566192	9.889480	-6.40%	0
2014	10.657923	10.566192	-0.86%	0
2013*	10.000000	10.657923	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	17.072766	16.581702	-2.88%	0
2014	16.656509	17.072766	2.50%	0
2013	14.655419	16.656509	13.65%	0
2012	13.572366	14.655419	7.98%	0
2011	13.932384	13.572366	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.580880	18.942264	-3.26%	0
2014	19.144282	19.580880	2.28%	0
2013	16.052812	19.144282	19.26%	0
2012	14.481183	16.052812	10.85%	0
2011	15.182222	14.481183	-4.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.805082	14.423121	-2.58%	0
2014	14.505035	14.805082	2.07%	0
2013	13.470774	14.505035	7.68%	0
2012	12.795373	13.470774	5.28%	0
2011	12.864085	12.795373	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.880164	21.328997	2.15%	0
2014	19.736633	20.880164	5.79%	0
2013	14.860568	19.736633	32.81%	0
2012	12.877914	14.860568	15.40%	0
2011	13.552335	12.877914	-4.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.885901	9.417301	-4.74%	0
2014*	10.000000	9.885901	-1.14%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.080961	9.837767	-2.41%	0
2014*	10.000000	10.080961	0.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	29.941009	28.438030	-5.02%	0
2014	28.079326	29.941009	6.63%	0
2013	21.656579	28.079326	29.66%	0
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.555579	8.337415	-2.55%	0
2014	8.779455	8.555579	-2.55%	0
2013	9.009187	8.779455	-2.55%	0
2012	9.245579	9.009187	-2.56%	0
2011	9.486829	9.245579	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.463479	12.740906	-5.37%	0
2014	13.299277	13.463479	1.23%	0
2013	13.802520	13.299277	-3.65%	0
2012	12.618776	13.802520	9.38%	0
2011	12.267503	12.618776	2.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.957829	9.640328	-3.19%	0
2014	10.358492	9.957829	-3.87%	0
2013	8.779059	10.358492	17.99%	0
2012	7.798884	8.779059	12.57%	0
2011	8.854791	7.798884	-11.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.616307	12.559637	-7.76%	0
2014	15.469808	13.616307	-11.98%	0
2013	13.113998	15.469808	17.96%	0
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.294008	13.360452	0.50%	0
2014	12.384991	13.294008	7.34%	0
2013	9.455041	12.384991	30.99%	0
2012	8.354559	9.455041	13.17%	0
2011	8.859090	8.354559	-5.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.619213	11.874759	-5.90%	0
2014	11.746224	12.619213	7.43%	0
2013	8.926637	11.746224	31.59%	0
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.319259	12.934688	-2.89%	0
2014	13.177666	13.319259	1.07%	0
2013	9.755918	13.177666	35.07%	0
2012	8.732915	9.755918	11.71%	0
2011	9.378430	8.732915	-6.88%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	16.020867	15.161768	-5.36%	0
2014	14.048896	16.020867	14.04%	0
2013	10.625415	14.048896	32.22%	0
2012	9.372148	10.625415	13.37%	0
2011	9.845472	9.372148	-4.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	19.857030	19.453096	-2.03%	0
2014	19.872287	19.857030	-0.08%	0
2013	14.165904	19.872287	40.28%	0
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	29.866824	27.274525	-8.68%	0
2014	28.706308	29.866824	4.04%	0
2013	21.037040	28.706308	36.46%	0
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.323873	25.166360	-4.40%	0
2014	26.863444	26.323873	-2.01%	0
2013	19.612714	26.863444	36.97%	0
2012	17.467384	19.612714	12.28%	0
2011	19.027826	17.467384	-8.20%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.497213	19.125757	-1.91%	0
2014	17.893068	19.497213	8.97%	0
2013	14.038553	17.893068	27.46%	0
2012	12.654456	14.038553	10.94%	0
2011	12.935991	12.654456	-2.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	13.017931	11.967852	-8.07%	0
2014	10.387006	13.017931	25.33%	0
2013	10.378588	10.387006	0.08%	0
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.782159	12.573658	-1.63%	0
2014	11.599681	12.782159	10.19%	0
2013*	10.000000	11.599681	16.00%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.687166	9.407928	-2.88%	0
2014	9.891801	9.687166	-2.07%	0
2013	10.139962	9.891801	-2.45%	0
2012	10.051801	10.139962	0.88%	0
2011	10.181934	10.051801	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.698164	11.770191	-7.31%	0
2014	12.463196	12.698164	1.89%	0
2013*	10.000000	12.463196	24.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.830092	12.951272	-6.35%	0
2014	15.450904	13.830092	-10.49%	0
2013	13.202184	15.450904	17.03%	0
2012	11.331470	13.202184	16.51%	0
2011	13.277584	11.331470	-14.66%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.270166	25.854870	-1.58%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.186521	8.968705	-2.37%	0
2014	9.369761	9.186521	-1.96%	0
2013	9.556012	9.369761	-1.95%	0
2012	9.374979	9.556012	1.93%	0
2011	9.591920	9.374979	-2.26%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.660013	21.009810	-3.00%	0
2014	20.136245	21.660013	7.57%	0
2013	15.016226	20.136245	34.10%	0
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.615345	9.851226	-7.20%	0
2014	10.607759	10.615345	0.07%	0
2013	10.129050	10.607759	4.73%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.353045	10.025832	-11.69%	0
2014	11.548067	11.353045	-1.69%	0
2013	10.247605	11.548067	12.69%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.187634	10.174841	-9.05%	0
2014	11.200564	11.187634	-0.12%	0
2013	10.265225	11.200564	9.11%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.287048	26.557404	1.03%	0
2014	26.431530	26.287048	-0.55%	0
2013	21.358041	26.431530	23.75%	0
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.821966	9.332961	-4.98%	0
2014	9.833969	9.821966	-0.12%	0
2013	10.128482	9.833969	-2.91%	0
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.957341	9.000015	0.48%	0
2014*	10.000000	8.957341	-10.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.700239	20.799097	0.48%	0
2014	19.240734	20.700239	7.59%	0
2013	15.021393	19.240734	28.09%	0
2012	13.219623	15.021393	13.63%	0
2011	13.607633	13.219623	-2.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.376782	28.713249	-8.49%	0
2014	28.836962	31.376782	8.81%	0
2013	21.042720	28.836962	37.04%	0
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.060673	8.903234	-11.50%	0
2014	10.277216	10.060673	-2.11%	0
2013	10.534639	10.277216	-2.44%	0
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.970052	8.534561	-4.85%	0
2014	9.077276	8.970052	-1.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.077206	10.020181	-9.54%	0
2014	11.332956	11.077206	-2.26%	0
2013	12.446898	11.332956	-8.95%	0
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.776015	10.523153	-2.35%	0
2014	10.975869	10.776015	-1.82%	0
2013	11.289295	10.975869	-2.78%	0
2012	10.955543	11.289295	3.05%	0
2011	11.129257	10.955543	-1.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.255570	10.027595	-2.22%	0
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.184522	16.386729	-9.89%	0
2014	16.851686	18.184522	7.91%	0
2013	12.745217	16.851686	32.22%	0
2012	10.978496	12.745217	16.09%	0
2011	11.813552	10.978496	-7.07%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.875882	15.492662	-2.41%	0
2014	17.475910	15.875882	-9.16%	0
2013	14.002354	17.475910	24.81%	0
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.981166	18.281147	-8.51%	0
2014	18.687413	19.981166	6.92%	0
2013	13.342120	18.687413	40.06%	0
2012	11.986581	13.342120	11.31%	0
2011	14.972189	11.986581	-19.94%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.932388	29.518552	9.60%	0
2014	21.060683	26.932388	27.88%	0
2013	14.358445	21.060683	46.68%	0
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.475136	11.089431	-3.36%	0
2014	10.947179	11.475136	4.82%	0
2013	11.299207	10.947179	-3.12%	0
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.581950	18.858231	-3.70%	0
2014	19.529907	19.581950	0.27%	0
2013	21.964405	19.529907	-11.08%	0
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.155946	-18.44%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.196814	5.315815	-35.15%	0
2014	10.398042	8.196814	-21.17%	0
2013	9.653276	10.398042	7.72%	0
2012*	10.000000	9.653276	-3.47%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.074339	5.222290	-35.32%	0
2014	10.273556	8.074339	-21.41%	0
2013	9.558322	10.273556	7.48%	0
2012*	10.000000	9.558322	-4.42%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.985323	19.860591	-5.36%	0
2014	21.946731	20.985323	-4.38%	0
2013	14.990650	21.946731	46.40%	0
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.137393	10.706760	-3.87%	0
2014	10.973077	11.137393	1.50%	0
2013	10.064877	10.973077	9.02%	0
2012*	10.000000	10.064877	0.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.299650	21.041834	-1.21%	0
2014	20.009278	21.299650	6.45%	0
2013	15.263152	20.009278	31.10%	0
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.372470	27.898161	-8.15%	0
2014	28.622684	30.372470	6.11%	0
2013	21.350842	28.622684	34.06%	0
2012	18.504473	21.350842	15.38%	0
2011	20.790175	18.504473	-10.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.903316	11.307614	-5.00%	0
2014	11.830678	11.903316	0.61%	0
2013	13.271943	11.830678	-10.86%	0
2012	12.689829	13.271943	4.59%	0
2011	11.658277	12.689829	8.85%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.398689	19.602357	-8.39%	0
2014	19.558032	21.398689	9.41%	0
2013	14.820851	19.558032	31.96%	0
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.860606	19.997230	-4.14%	0
2014	18.425343	20.860606	13.22%	0
2013	14.562676	18.425343	26.52%	0
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	11.887335	11.454184	-3.64%	0
2014	11.859719	11.887335	0.23%	0
2013	10.098088	11.859719	17.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.681185	-3.19%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.227890	13.719189	-3.58%	0
2014	14.330817	14.227890	-0.72%	0
2013	12.859464	14.330817	11.44%	0
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.138955	-8.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.708998	-2.91%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.475068	11.365422	-8.89%	0
2014	12.126773	12.475068	2.87%	0
2013*	10.000000	12.126773	21.27%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.793489	10.248298	-5.05%	0
2014*	10.000000	10.793489	7.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	29.983536	28.523542	-4.87%	0
2014	29.284162	29.983536	2.39%	0
2013	21.366115	29.284162	37.06%	0
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	21.724564	21.343472	-1.75%	0
2014	19.720248	21.724564	10.16%	0
2013	15.372466	19.720248	28.28%	0
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.608591	18.580423	-5.24%	0
2014	18.670687	19.608591	5.02%	0
2013	15.864885	18.670687	17.69%	0
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.462272	16.579198	-5.06%	0
2014	17.694661	17.462272	-1.31%	0
2013	12.256585	17.694661	44.37%	0
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.778829	9.430071	-3.57%	0
2014	9.982739	9.778829	-2.04%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.236685	12.974227	-8.87%	0
2014	14.813894	14.236685	-3.90%	0
2013	13.098534	14.813894	13.10%	0
2012	12.223413	13.098534	7.16%	0
2011	13.280658	12.223413	-7.96%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.120409	11.753392	-3.03%	0
2014	12.021639	12.120409	0.82%	0
2013	12.250619	12.021639	-1.87%	0
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.605031	13.180987	-3.12%	0
2014	13.403754	13.605031	1.50%	0
2013	12.157188	13.403754	10.25%	0
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.106147	13.676281	-3.05%	0
2014	13.846420	14.106147	1.88%	0
2013	12.293804	13.846420	12.63%	0
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.720184	14.261465	-3.12%	0
2014	14.428751	14.720184	2.02%	0
2013	12.201574	14.428751	18.25%	0
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.338582	11.839236	-22.81%	0
2014	18.053234	15.338582	-15.04%	0
2013	14.930038	18.053234	20.92%	0
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.204740	18.845245	-6.73%	0
2014	19.122575	20.204740	5.66%	0
2013	15.358794	19.122575	24.51%	0
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	21.736225	22.632815	4.12%	0
2014	20.102552	21.736225	8.13%	0
2013	15.175568	20.102552	32.47%	0
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.315943	11.893772	-3.43%	0
2014	11.972117	12.315943	2.87%	0
2013	12.551260	11.972117	-4.61%	0
2012	12.203278	12.551260	2.85%	0
2011	11.704638	12.203278	4.26%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.354361	30.999745	-4.19%	0
2014	31.328478	32.354361	3.27%	0
2013	23.672861	31.328478	32.34%	0
2012	21.216573	23.672861	11.58%	0
2011	24.433783	21.216573	-13.17%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.283043	19.400715	0.61%	0
2014	21.589181	19.283043	-10.68%	0
2013	17.028241	21.589181	26.78%	0
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.261329	25.705272	-5.71%	0
2014	26.277621	27.261329	3.74%	0
2013	20.723478	26.277621	26.80%	0
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.591385	10.588450	-8.65%	0
2014	11.571275	11.591385	0.17%	0
2013	9.598404	11.571275	20.55%	0
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.684822	12.388644	-9.47%	0
2014	13.430224	13.684822	1.90%	0
2013	12.101537	13.430224	10.98%	0
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	22.067570	20.709682	-6.15%	0
2014	20.838861	22.067570	5.90%	0
2013	16.497029	20.838861	26.32%	0
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.410293	25.627330	-9.80%	0
2014	29.003289	28.410293	-2.04%	0
2013	21.856586	29.003289	32.70%	0
2012	18.955753	21.856586	15.30%	0
2011	20.221199	18.955753	-6.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.263933	7.254047	-21.70%	0
2014*	10.000000	9.263933	-7.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	19.100876	17.396099	-8.93%	0
2014	22.067555	19.100876	-13.44%	0
2013	18.424145	22.067555	19.78%	0
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.588930	8.937493	-6.79%	0
2014	9.667697	9.588930	-0.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.347886	10.409809	-8.27%	0
2014	11.208582	11.347886	1.24%	0
2013	10.132999	11.208582	10.61%	0
2012*	10.000000	10.132999	1.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.011480	9.931461	-0.80%	0
2014	9.821094	10.011480	1.94%	0
2013*	10.000000	9.821094	-1.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.713746	13.991637	2.03%	0
2014	13.016556	13.713746	5.36%	0
2013	9.559538	13.016556	36.16%	0
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.531685	11.683304	-6.77%	0
2014	12.351241	12.531685	1.46%	0
2013	9.871071	12.351241	25.13%	0
2012*	10.000000	9.871071	-1.29%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.472245	13.258623	-1.59%	0
2014	12.844014	13.472245	4.89%	0
2013	9.653258	12.844014	33.05%	0
2012*	10.000000	9.653258	-3.47%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.682970	13.107421	-10.73%	0
2014	15.912925	14.682970	-7.73%	0
2013	13.056230	15.912925	21.88%	0
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.451778	10.428405	-8.94%	0
2014	11.537704	11.451778	-0.74%	0
2013	10.720073	11.537704	7.63%	0
2012*	10.000000	10.720073	7.20%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.269801	12.177644	-8.23%	0
2014	12.630120	13.269801	5.06%	0
2013	9.979457	12.630120	26.56%	0
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	20.605181	20.151803	-2.20%	0
2014	19.545002	20.605181	5.42%	0
2013	16.749665	19.545002	16.69%	0
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.699728	-3.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	25.911061	28.250106	9.03%	0
2014	24.525915	25.911061	5.65%	0
2013	19.238347	24.525915	27.48%	0
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.864196	14.131063	1.92%	1,410
2014	13.017422	13.864196	6.50%	0
2013	9.871180	13.017422	31.87%	0
2012*	10.000000	9.871180	-1.29%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	25.806181	22.921736	-11.18%	0
2014	30.143304	25.806181	-14.39%	0
2013	27.080251	30.143304	11.31%	0
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.061575	7.055619	-22.14%	0
2014	9.755962	9.061575	-7.12%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.564190	11.974880	-4.69%	0
2014	13.944816	12.564190	-9.90%	0
2013	10.138026	13.944816	37.55%	0
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.317889	23.464375	-3.51%	0
2014	22.655581	24.317889	7.34%	0
2013	17.153877	22.655581	32.07%	0
2012	15.198871	17.153877	12.86%	0
2011	15.676882	15.198871	-3.05%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.095941	14.597214	3.56%	0
2014	14.310126	14.095941	-1.50%	0
2013	11.510882	14.310126	24.32%	0
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.640937	-3.59%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.915156	14.390243	-9.58%	0
2014	16.684473	15.915156	-4.61%	0
2013	12.984803	16.684473	28.49%	0
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.922415	19.473156	-6.93%	0
2014	19.018392	20.922415	10.01%	0
2013	14.829072	19.018392	28.25%	0
2012	13.303976	14.829072	11.46%	0
2011	13.592286	13.303976	-2.12%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.087481	12.872642	-1.64%	0
2014	12.798162	13.087481	2.26%	0
2013	10.657965	12.798162	20.08%	0
2012	9.456812	10.657965	12.70%	0
2011	9.619337	9.456812	-1.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.503007	10.206281	-2.83%	404
2014	10.271972	10.503007	2.25%	403
2013	10.824807	10.271972	-5.11%	0
2012	10.588585	10.824807	2.23%	0
2011	10.281906	10.588585	2.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.842355	14.364591	3.77%	0
2014	13.955716	13.842355	-0.81%	0
2013	11.137993	13.955716	25.30%	0
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.236936	13.721406	3.66%	0
2014	12.575824	13.236936	5.26%	0
2013	9.961644	12.575824	26.24%	0
2012	8.712083	9.961644	14.34%	0
2011	9.384127	8.712083	-7.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.178676	11.990893	-1.54%	0
2014	11.343599	12.178676	7.36%	0
2013	8.758641	11.343599	29.51%	0
2012	7.682165	8.758641	14.01%	0
2011	8.067167	7.682165	-4.77%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.221361	-7.79%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.662807	16.754926	-5.14%	0
2014	17.683315	17.662807	-0.12%	0
2013	16.956139	17.683315	4.29%	0
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	21.834218	19.880757	-8.95%	0
2014	20.580040	21.834218	6.09%	0
2013	15.616456	20.580040	31.78%	0
2012	13.568708	15.616456	15.09%	0
2011	14.294655	13.568708	-5.08%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.290277	10.649291	-5.68%	0
2014	11.240024	11.290277	0.45%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.962277	10.489136	-4.32%	0
2014	11.049530	10.962277	-0.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.047610	11.594372	-3.76%	0
2014	11.607838	12.047610	3.79%	0
2013	8.302960	11.607838	39.80%	0
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.864848	13.447847	-3.01%	0
2014	12.881167	13.864848	7.64%	0
2013	9.544982	12.881167	34.95%	0
2012	8.798795	9.544982	8.48%	0
2011	9.338170	8.798795	-5.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.755756	11.249240	-4.31%	0
2014	11.550190	11.755756	1.78%	0
2013	9.158772	11.550190	26.11%	0
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.617030	11.195091	-3.63%	0
2014	11.435698	11.617030	1.59%	0
2013	10.239996	11.435698	11.68%	0
2012	9.466861	10.239996	8.17%	0
2011	9.851534	9.466861	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.838874	11.377803	-3.89%	0
2014	11.609557	11.838874	1.98%	0
2013	9.830754	11.609557	18.09%	0
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.952148	10.589072	-3.32%	0
2014	10.881439	10.952148	0.65%	0
2013	10.646718	10.881439	2.20%	0
2012	10.169066	10.646718	4.70%	0
2011	10.294614	10.169066	-1.22%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.687588	9.962667	-6.78%	0
2014	10.730373	10.687588	-0.40%	0
2013*	10.000000	10.730373	7.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.692375	9.906441	-7.35%	0
2014	10.867679	10.692375	-1.61%	0
2013*	10.000000	10.867679	8.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.740070	11.312909	-3.64%	0
2014	11.526693	11.740070	1.85%	0
2013	10.045704	11.526693	14.74%	0
2012	9.179039	10.045704	9.44%	0
2011	9.648622	9.179039	-4.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.774747	11.295641	-4.07%	0
2014	11.561666	11.774747	1.84%	0
2013	9.551402	11.561666	21.05%	0
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.451296	11.034723	-3.64%	0
2014	11.295860	11.451296	1.38%	0
2013	10.425646	11.295860	8.35%	0
2012	9.727582	10.425646	7.18%	0
2011	10.013747	9.727582	-2.86%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.292689	10.902217	-3.46%	0
2014	11.075888	11.292689	1.96%	0
2013	11.618896	11.075888	-4.67%	0
2012	11.099266	11.618896	4.68%	0
2011	10.725597	11.099266	3.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.237358	11.857518	-3.10%	0
2014	11.979229	12.237358	2.15%	0
2013	12.556286	11.979229	-4.60%	0
2012	12.035605	12.556286	4.33%	0
2011	11.651356	12.035605	3.30%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	26.610764	21.710971	-18.41%	0
2014	28.982159	26.610764	-8.18%	0
2013	29.628823	28.982159	-2.18%	0
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.322440	11.016045	-2.71%	0
2014	11.116730	11.322440	1.85%	0
2013	11.895963	11.116730	-6.55%	0
2012	11.852032	11.895963	0.37%	0
2011	11.344430	11.852032	4.47%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.181219	7.711785	-5.74%	0
2014	8.460533	8.181219	-3.30%	0
2013	7.388653	8.460533	14.51%	0
2012	6.583830	7.388653	12.22%	0
2011	7.510337	6.583830	-12.34%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.773354	8.426500	-3.95%	382
2014	9.601742	8.773354	-8.63%	370
2013	8.146296	9.601742	17.87%	0
2012	7.075612	8.146296	15.13%	0
2011	8.335292	7.075612	-15.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.255167	20.495842	-3.57%	0
2014	20.786300	21.255167	2.26%	0
2013	16.771181	20.786300	23.94%	0
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.412837	14.013700	-2.77%	0
2014	14.148810	14.412837	1.87%	0
2013	12.807188	14.148810	10.48%	0
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.464270	15.950874	-3.12%	0
2014	16.066405	16.464270	2.48%	0
2013	13.804092	16.066405	16.39%	0
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.330113	12.041308	-2.34%	0
2014	12.185198	12.330113	1.19%	0
2013	11.933852	12.185198	2.11%	0
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.544575	9.937494	-5.76%	0
2014	10.566570	10.544575	-0.21%	0
2013*	10.000000	10.566570	5.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.557140	9.875928	-6.45%	0
2014	10.654263	10.557140	-0.91%	0
2013*	10.000000	10.654263	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.968999	16.472461	-2.93%	0
2014	16.563769	16.968999	2.45%	0
2013	14.581305	16.563769	13.60%	0
2012	13.510682	14.581305	7.92%	0
2011	13.876159	13.510682	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.461870	18.817455	-3.31%	0
2014	19.037701	19.461870	2.23%	0
2013	15.971638	19.037701	19.20%	0
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.715103	14.328110	-2.63%	0
2014	14.424275	14.715103	2.02%	0
2013	13.402655	14.424275	7.62%	0
2012	12.737218	13.402655	5.22%	0
2011	12.812179	12.737218	-0.59%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.819548	21.256164	2.10%	0
2014	19.689439	20.819548	5.74%	0
2013	14.832631	19.689439	32.74%	0
2012	12.860314	14.832631	15.34%	0
2011	13.540749	12.860314	-5.03%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.883541	9.410212	-4.79%	0
2014*	10.000000	9.883541	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.078555	9.830370	-2.46%	0
2014*	10.000000	10.078555	0.79%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	29.759071	28.250724	-5.07%	114
2014	27.923026	29.759071	6.58%	115
2013	21.547076	27.923026	29.59%	0
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.503410	8.282325	-2.60%	0
2014	8.730400	8.503410	-2.60%	0
2013	8.963449	8.730400	-2.60%	0
2012	9.203380	8.963449	-2.61%	0
2011	9.448369	9.203380	-2.59%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.381665	12.656983	-5.42%	0
2014	13.225246	13.381665	1.18%	0
2013	13.732727	13.225246	-3.70%	0
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.923816	9.602467	-3.24%	0
2014	10.328421	9.923816	-3.92%	0
2013	8.758056	10.328421	17.93%	0
2012	7.784223	8.758056	12.51%	0
2011	8.842687	7.784223	-11.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.534984	12.478204	-7.81%	0
2014	15.385310	13.534984	-12.03%	0
2013	13.049055	15.385310	17.90%	0
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.248598	13.307981	0.45%	0
2014	12.349020	13.248598	7.28%	0
2013	9.432408	12.349020	30.92%	0
2012	8.338849	9.432408	13.11%	0
2011	8.846962	8.338849	-5.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.576107	11.828121	-5.95%	0
2014	11.712114	12.576107	7.38%	0
2013	8.905282	11.712114	31.52%	0
2012	7.775680	8.905282	14.53%	0
2011	8.500779	7.775680	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.273765	12.883895	-2.94%	0
2014	13.139397	13.273765	1.02%	0
2013	9.732578	13.139397	35.00%	0
2012	8.716502	9.732578	11.66%	0
2011	9.365612	8.716502	-6.93%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.966170	15.102240	-5.41%	0
2014	14.008111	15.966170	13.98%	0
2013	10.599994	14.008111	32.15%	0
2012	9.354535	10.599994	13.31%	0
2011	9.832003	9.354535	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	19.736330	19.324926	-2.08%	0
2014	19.761641	19.736330	-0.13%	0
2013	14.094256	19.761641	40.21%	0
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	29.685278	27.094823	-8.73%	0
2014	28.546468	29.685278	3.99%	0
2013	20.930630	28.546468	36.39%	0
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.163925	25.000602	-4.45%	0
2014	26.713928	26.163925	-2.06%	0
2013	19.513550	26.713928	36.90%	0
2012	17.388005	19.513550	12.22%	0
2011	18.951066	17.388005	-8.25%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.378763	18.999812	-1.96%	0
2014	17.793491	19.378763	8.91%	0
2013	13.967595	17.793491	27.39%	0
2012	12.596966	13.967595	10.88%	0
2011	12.883817	12.596966	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.973442	11.920828	-8.11%	0
2014	10.356813	12.973442	25.26%	0
2013	10.353733	10.356813	0.03%	0
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.771234	12.556460	-1.68%	5,006
2014	11.595703	12.771234	10.14%	331
2013*	10.000000	11.595703	15.96%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.654103	9.370997	-2.93%	0
2014	9.863089	9.654103	-2.12%	0
2013	10.115717	9.863089	-2.50%	0
2012	10.032936	10.115717	0.83%	0
2011	10.168035	10.032936	-1.33%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.687297	11.754085	-7.36%	137
2014	12.458930	12.687297	1.83%	138
2013*	10.000000	12.458930	24.59%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.789913	12.907011	-6.40%	0
2014	15.413932	13.789913	-10.54%	0
2013	13.177348	15.413932	16.97%	0
2012	11.315984	13.177348	16.45%	0
2011	13.266228	11.315984	-14.70%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	26.108878	25.682945	-1.63%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.130686	8.909635	-2.42%	0
2014	9.317593	9.130686	-2.01%	0
2013	9.507680	9.317593	-2.00%	0
2012	9.332363	9.507680	1.88%	0
2011	9.553200	9.332363	-2.31%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.530690	20.873649	-3.05%	0
2014	20.026290	21.530690	7.51%	0
2013	14.941889	20.026290	34.03%	0
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.603584	9.835248	-7.25%	0
2014	10.601444	10.603584	0.02%	0
2013	10.128211	10.601444	4.67%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.340446	10.009570	-11.74%	0
2014	11.541174	11.340446	-1.74%	0
2013	10.246758	11.541174	12.63%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.175236	10.158348	-9.10%	0
2014	11.193896	11.175236	-0.17%	0
2013	10.264381	11.193896	9.06%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	26.127371	26.382545	0.98%	0
2014	26.284467	26.127371	-0.60%	0
2013	21.250108	26.284467	23.69%	0
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.810985	9.317749	-5.03%	0
2014	9.828009	9.810985	-0.17%	0
2013	10.127545	9.828009	-2.96%	0
2012*	10.000000	10.127545	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.954265	8.992310	0.42%	0
2014*	10.000000	8.954265	-10.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.574549	20.662199	0.43%	0
2014	19.133719	20.574549	7.53%	0
2013	14.945495	19.133719	28.02%	0
2012	13.159590	14.945495	13.57%	0
2011	13.552772	13.159590	-2.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	31.186156	28.524157	-8.54%	0
2014	28.676483	31.186156	8.75%	0
2013	20.936347	28.676483	36.97%	0
2012	18.268420	20.936347	14.60%	0
2011	19.212979	18.268420	-4.92%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.046919	8.886487	-11.55%	0
2014	10.268426	10.046919	-2.16%	0
2013	10.531031	10.268426	-2.49%	0
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.962371	8.522889	-4.90%	0
2014	9.074154	8.962371	-1.23%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.045023	9.985934	-9.59%	0
2014	11.305836	11.045023	-2.31%	0
2013	12.423485	11.305836	-9.00%	0
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.744724	10.487216	-2.40%	0
2014	10.949607	10.744724	-1.87%	0
2013	11.268065	10.949607	-2.83%	0
2012	10.940559	11.268065	2.99%	0
2011	11.119730	10.940559	-1.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.236304	10.003625	-2.27%	0
2014	10.089088	10.236304	1.46%	0
2013	10.575532	10.089088	-4.60%	0
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	18.075943	16.280520	-9.93%	0
2014	16.759664	18.075943	7.85%	0
2013	12.682113	16.759664	32.15%	0
2012	10.929761	12.682113	16.03%	0
2011	11.767147	10.929761	-7.12%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.781091	15.392259	-2.46%	0
2014	17.380480	15.781091	-9.20%	0
2013	13.933044	17.380480	24.74%	0
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.861884	18.162672	-8.56%	0
2014	18.585392	19.861884	6.87%	0
2013	13.276087	18.585392	39.99%	0
2012	11.933396	13.276087	11.25%	0
2011	14.913404	11.933396	-19.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.868044	29.432923	9.55%	628
2014	21.021141	26.868044	27.81%	0
2013	14.338834	21.021141	46.60%	0
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.406593	11.017543	-3.41%	0
2014	10.887376	11.406593	4.77%	0
2013	11.243256	10.887376	-3.17%	0
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.461776	18.732878	-3.75%	0
2014	19.420028	19.461776	0.21%	0
2013	21.852038	19.420028	-11.13%	0
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.153143	-18.47%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.185581	5.305803	-35.18%	0
2014	10.389132	8.185581	-21.21%	0
2013	9.649953	10.389132	7.66%	0
2012*	10.000000	9.649953	-3.50%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.063292	5.212456	-35.36%	0
2014	10.264779	8.063292	-21.45%	0
2013	9.555058	10.264779	7.43%	0
2012*	10.000000	9.555058	-4.45%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.876540	19.747488	-5.41%	0
2014	21.844170	20.876540	-4.43%	0
2013	14.928234	21.844170	46.33%	0
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.122155	10.686622	-3.92%	0
2014	10.963690	11.122155	1.45%	0
2013	10.061434	10.963690	8.97%	0
2012*	10.000000	10.061434	0.61%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.170128	20.903140	-1.26%	0
2014	19.897813	21.170128	6.39%	0
2013	15.185908	19.897813	31.03%	0
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
2009	10.015167	11.733687	17.16%	0
2008	17.348200	10.015167	-42.27%	0
2007	16.996931	17.348200	2.07%	0
2006	14.923589	16.996931	13.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.187843	27.714333	-8.19%	0
2014	28.463310	30.187843	6.06%	0
2013	21.242841	28.463310	33.99%	0
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
2009	12.098348	16.801811	38.88%	0
2008	19.343103	12.098348	-37.45%	0
2007	19.573608	19.343103	-1.18%	0
2006	17.604714	19.573608	11.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.830199	11.232388	-5.05%	0
2014	11.764048	11.830199	0.56%	0
2013	13.203983	11.764048	-10.91%	0
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0
2009	10.574369	11.345677	7.29%	0
2008	11.037569	10.574369	-4.20%	0
2007	10.356434	11.037569	6.58%	0
2006	10.471354	10.356434	-1.10%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.268644	19.473219	-8.44%	0
2014	19.449154	21.268644	9.36%	0
2013	14.745899	19.449154	31.90%	0
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
2009	10.399715	11.923509	14.65%	0
2008	16.367713	10.399715	-36.46%	0
2007	16.889015	16.367713	-3.09%	0
2006	14.850460	16.889015	13.73%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.757259	19.887942	-4.19%	0
2014	18.343467	20.757259	13.16%	0
2013	14.505402	18.343467	26.46%	0
2012	12.820711	14.505402	13.14%	0
2011	13.280973	12.820711	-3.47%	0
2010	11.466307	13.280973	15.83%	0
2009	9.074130	11.466307	26.36%	0
2008	12.347868	9.074130	-26.51%	0
2007	13.001262	12.347868	-5.03%	0
2006	11.107509	13.001262	17.05%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	11.874173	11.435631	-3.69%	0
2014	11.852662	11.874173	0.18%	0
2013	10.097257	11.852662	17.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.677862	-3.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.186525	13.672261	-3.63%	0
2014	14.296492	14.186525	-0.77%	0
2013	12.835256	14.296492	11.38%	0
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	0
2009*	10.000000	11.961550	19.62%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.135818	-8.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.705669	-2.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.464374	11.349851	-8.94%	0
2014	12.122604	12.464374	2.82%	0
2013*	10.000000	12.122604	21.23%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.789789	10.239524	-5.10%	0
2014*	10.000000	10.789789	7.90%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	29.801246	28.335572	-4.92%	0
2014	29.121077	29.801246	2.34%	0
2013	21.258030	29.121077	36.99%	0
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	0
2010	15.732763	19.271990	22.50%	0
2009	12.926171	15.732763	21.71%	0
2008	19.220612	12.926171	-32.75%	0
2007	19.877036	19.220612	-3.30%	0
2006	17.844981	19.877036	11.39%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	21.592490	21.202814	-1.80%	0
2014	19.610421	21.592490	10.11%	0
2013	15.294706	19.610421	28.22%	0
2012	13.606477	15.294706	12.41%	0
2011	13.753230	13.606477	-1.07%	0
2010	12.334286	13.753230	11.50%	0
2009	10.052012	12.334286	22.70%	0
2008	16.474665	10.052012	-38.99%	0
2007	16.120936	16.474665	2.19%	0
2006	14.372917	16.120936	12.16%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.489366	18.457976	-5.29%	0
2014	18.566708	19.489366	4.97%	0
2013	15.784628	18.566708	17.63%	0
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	0
2010	12.417294	13.907186	12.00%	0
2009	10.435558	12.417294	18.99%	0
2008	15.253779	10.435558	-31.59%	0
2007	14.666356	15.253779	4.01%	0
2006	12.963337	14.666356	13.14%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.356107	16.469931	-5.11%	0
2014	17.596123	17.356107	-1.36%	0
2013	12.194586	17.596123	44.29%	0
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
2009	7.986507	9.777906	22.43%	0
2008	13.184376	7.986507	-39.42%	0
2007	15.267614	13.184376	-13.64%	0
2006	15.148778	15.267614	0.78%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.770433	9.417134	-3.62%	0
2014	9.979294	9.770433	-2.09%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.150110	12.888704	-8.91%	0
2014	14.731369	14.150110	-3.95%	0
2013	13.032247	14.731369	13.04%	0
2012	12.167821	13.032247	7.10%	0
2011	13.227041	12.167821	-8.01%	0
2010	12.022904	13.227041	10.02%	0
2009	10.903753	12.022904	10.26%	0
2008	15.925809	10.903753	-31.53%	0
2007	14.922905	15.925809	6.72%	0
2006	13.238612	14.922905	12.72%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	12.046763	11.675981	-3.08%	0
2014	11.954724	12.046763	0.77%	0
2013	12.188686	11.954724	-1.92%	0
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
2009	9.344153	10.930147	16.97%	0
2008	10.382725	9.344153	-10.00%	0
2007	10.145400	10.382725	2.34%	0
2006	10.027737	10.145400	1.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.537703	13.109029	-3.17%	0
2014	13.344278	13.537703	1.45%	0
2013	12.109442	13.344278	10.20%	0
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
2009	8.698428	10.496455	20.67%	0
2008	11.940771	8.698428	-27.15%	0
2007	11.314604	11.940771	5.53%	0
2006	10.605677	11.314604	6.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	14.036374	13.601654	-3.10%	0
2014	13.785015	14.036374	1.82%	0
2013	12.245570	13.785015	12.57%	0
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	0
2009	8.307712	10.396428	25.14%	0
2008	12.699822	8.307712	-34.58%	0
2007	11.864788	12.699822	7.04%	0
2006	10.909826	11.864788	8.75%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.647303	14.183580	-3.17%	0
2014	14.364680	14.647303	1.97%	0
2013	12.153623	14.364680	18.19%	0
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0
2009	7.952901	10.156056	27.70%	0
2008	13.213786	7.952901	-39.81%	0
2007	12.221279	13.213786	8.12%	0
2006	11.116260	12.221279	9.94%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.262618	11.774545	-22.85%	0
2014	17.973063	15.262618	-15.08%	0
2013	14.871371	17.973063	20.86%	0
2012	14.586605	14.871371	1.95%	0
2011	15.804760	14.586605	-7.71%	0
2010	13.624560	15.804760	16.00%	0
2009	9.483779	13.624560	43.66%	0
2008	21.368031	9.483779	-55.62%	0
2007	15.073090	21.368031	41.76%	0
2006	13.276323	15.073090	13.53%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	20.081943	18.721080	-6.78%	0
2014	19.016120	20.081943	5.60%	0
2013	15.281137	19.016120	24.44%	0
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	0
2009	9.674800	12.232942	26.44%	0
2008	17.379418	9.674800	-44.33%	0
2007	17.630810	17.379418	-1.43%	0
2006	15.099993	17.630810	16.76%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	21.604065	22.483655	4.07%	0
2014	19.990580	21.604065	8.07%	0
2013	15.098785	19.990580	32.40%	0
2012	13.557967	15.098785	11.36%	0
2011	13.930779	13.557967	-2.68%	0
2010	11.552863	13.930779	20.58%	0
2009	9.273896	11.552863	24.57%	0
2008	18.080797	9.273896	-48.71%	0
2007	14.665658	18.080797	23.29%	0
2006	14.134824	14.665658	3.76%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.241069	11.815399	-3.48%	0
2014	11.905446	12.241069	2.82%	0
2013	12.487780	11.905446	-4.66%	0
2012	12.147818	12.487780	2.80%	0
2011	11.657420	12.147818	4.21%	0
2010	11.134285	11.657420	4.70%	0
2009	9.905045	11.134285	12.41%	0
2008	10.539507	9.905045	-6.02%	0
2007	10.403072	10.539507	1.31%	0
2006	10.261016	10.403072	1.38%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	32.157658	30.795459	-4.24%	0
2014	31.154006	32.157658	3.22%	0
2013	23.553111	31.154006	32.27%	0
2012	21.120119	23.553111	11.52%	0
2011	24.335175	21.120119	-13.21%	0
2010	19.442007	24.335175	25.17%	0
2009	14.290365	19.442007	36.05%	0
2008	24.307630	14.290365	-41.21%	0
2007	21.651876	24.307630	12.27%	0
2006	19.785626	21.651876	9.43%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.165819	19.272872	0.56%	0
2014	21.468961	19.165819	-10.73%	0
2013	16.942108	21.468961	26.72%	0
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
2009	13.311683	16.356690	22.87%	0
2008	24.401994	13.311683	-45.45%	0
2007	21.417480	24.401994	13.93%	0
2006	18.679051	21.417480	14.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	27.095617	25.535892	-5.76%	0
2014	26.131307	27.095617	3.69%	0
2013	20.618670	26.131307	26.74%	0
2012	16.669589	20.618670	23.69%	0
2011	18.823895	16.669589	-11.44%	0
2010	15.304798	18.823895	22.99%	0
2009	10.003946	15.304798	52.99%	0
2008	21.096918	10.003946	-52.58%	0
2007	20.555897	21.096918	2.63%	0
2006	18.200291	20.555897	12.94%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.551819	10.546878	-8.70%	0
2014	11.537705	11.551819	0.12%	0
2013	9.575462	11.537705	20.49%	0
2012	8.528982	9.575462	12.27%	0
2011	8.897898	8.528982	-4.15%	0
2010	8.289909	8.897898	7.33%	0
2009	6.537747	8.289909	26.80%	0
2008*	10.000000	6.537747	-34.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.624066	12.327315	-9.52%	0
2014	13.377466	13.624066	1.84%	0
2013	12.060183	13.377466	10.92%	0
2012	10.997756	12.060183	9.66%	0
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
2009	7.620063	10.058799	32.00%	0
2008	11.127825	7.620063	-31.52%	0
2007	11.018444	11.127825	0.99%	0
2006*	10.000000	11.018444	10.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	21.933443	20.573224	-6.20%	0
2014	20.722833	21.933443	5.84%	0
2013	16.413600	20.722833	26.25%	0
2012	15.060011	16.413600	8.99%	0
2011	14.593573	15.060011	3.20%	0
2010	12.425361	14.593573	17.45%	0
2009	10.877105	12.425361	14.23%	0
2008	15.327413	10.877105	-29.03%	0
2007	16.181933	15.327413	-5.28%	0
2006	14.191162	16.181933	14.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.237562	25.458441	-9.84%	0
2014	28.841769	28.237562	-2.09%	0
2013	21.746023	28.841769	32.63%	0
2012	18.869568	21.746023	15.24%	0
2011	20.139584	18.869568	-6.31%	0
2010	16.133884	20.139584	24.83%	0
2009	12.831931	16.133884	25.73%	0
2008	19.679634	12.831931	-34.80%	0
2007	20.711387	19.679634	-4.98%	0
2006	18.185458	20.711387	13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.260736	7.247817	-21.74%	0
2014*	10.000000	9.260736	-7.39%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	18.984735	17.281439	-8.97%	0
2014	21.944655	18.984735	-13.49%	0
2013	18.330936	21.944655	19.71%	0
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
2009	13.002374	17.346636	33.41%	0
2008	22.402855	13.002374	-41.96%	0
2007	19.934586	22.402855	12.38%	0
2006	16.859913	19.934586	18.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.580716	8.925253	-6.84%	0
2014	9.664386	9.580716	-0.87%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.332377	10.390248	-8.31%	0
2014	11.199009	11.332377	1.19%	0
2013	10.129532	11.199009	10.56%	0
2012*	10.000000	10.129532	1.30%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	10.002897	9.917855	-0.85%	0
2014	9.817725	10.002897	1.89%	0
2013*	10.000000	9.817725	-1.82%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.694888	13.965227	1.97%	0
2014	13.005329	13.694888	5.30%	0
2013	9.556207	13.005329	36.09%	0
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.514527	11.661319	-6.82%	0
2014	12.340673	12.514527	1.41%	0
2013	9.867684	12.340673	25.06%	0
2012*	10.000000	9.867684	-1.32%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.453755	13.233629	-1.64%	0
2014	12.832972	13.453755	4.84%	0
2013	9.649906	12.832972	32.99%	0
2012*	10.000000	9.649906	-3.50%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.640303	13.062620	-10.78%	0
2014	15.874841	14.640303	-7.78%	0
2013	13.031665	15.874841	21.82%	0
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	0
2009*	10.000000	11.752990	17.53%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.436112	10.408794	-8.98%	0
2014	11.527832	11.436112	-0.80%	0
2013	10.716407	11.527832	7.57%	0
2012*	10.000000	10.716407	7.16%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.251669	12.154754	-8.28%	0
2014	12.619340	13.251669	5.01%	0
2013	9.976047	12.619340	26.50%	0
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	20.479902	20.018993	-2.25%	0
2014	19.436140	20.479902	5.37%	0
2013	16.664924	19.436140	16.63%	0
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
2009	11.891972	14.538633	22.26%	0
2008	14.553136	11.891972	-18.29%	0
2007	13.556774	14.553136	7.35%	0
2006	12.611299	13.556774	7.50%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.696391	-3.04%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	25.753605	28.064021	8.97%	0
2014	24.389393	25.753605	5.59%	0
2013	19.141071	24.389393	27.42%	0
2012	15.875501	19.141071	20.57%	0
2011	17.523245	15.875501	-9.40%	0
2010	16.904640	17.523245	3.66%	0
2009	11.892354	16.904640	42.15%	0
2008	21.937357	11.892354	-45.79%	0
2007	16.494692	21.937357	33.00%	0
2006	15.527005	16.494692	6.23%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.845152	14.104390	1.87%	0
2014	13.006210	13.845152	6.45%	0
2013	9.867743	13.006210	31.81%	0
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	25.649229	22.770617	-11.22%	0
2014	29.975372	25.649229	-14.43%	0
2013	26.943221	29.975372	11.25%	0
2012	24.455200	26.943221	10.17%	0
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
2009	17.498298	30.504477	74.33%	0
2008	37.629937	17.498298	-53.50%	0
2007	30.198233	37.629937	24.61%	0
2006	21.153685	30.198233	42.76%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.053812	7.045948	-22.18%	0
2014	9.752610	9.053812	-7.17%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.546988	11.952332	-4.74%	0
2014	13.932885	12.546988	-9.95%	0
2013	10.134558	13.932885	37.48%	0
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.169982	23.309682	-3.56%	0
2014	22.529349	24.169982	7.28%	0
2013	17.067052	22.529349	32.00%	0
2012	15.129737	17.067052	12.80%	0
2011	15.613586	15.129737	-3.10%	0
2010	14.420816	15.613586	8.27%	0
2009	12.097353	14.420816	19.21%	0
2008	18.477195	12.097353	-34.53%	0
2007	17.643127	18.477195	4.73%	0
2006	15.038216	17.643127	17.32%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.062215	14.554812	3.50%	0
2014	14.283219	14.062215	-1.55%	0
2013	11.495138	14.283219	24.25%	0
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	0
2010*	10.000000	10.652058	6.52%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.637160	-3.63%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.881190	14.352158	-9.63%	0
2014	16.657430	15.881190	-4.66%	0
2013	12.970406	16.657430	28.43%	0
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.861624	19.406608	-6.97%	0
2014	18.972881	20.861624	9.95%	0
2013	14.801183	18.972881	28.18%	0
2012	13.285790	14.801183	11.41%	0
2011	13.580649	13.285790	-2.17%	0
2010	12.328664	13.580649	10.16%	0
2009*	10.000000	12.328664	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	13.029314	12.808847	-1.69%	0
2014	12.747828	13.029314	2.21%	0
2013	10.621504	12.747828	20.02%	0
2012	9.429319	10.621504	12.64%	0
2011	9.596280	9.429319	-1.74%	0
2010	8.799821	9.596280	9.05%	0
2009	7.324387	8.799821	20.14%	0
2008	10.714302	7.324387	-31.64%	0
2007	10.370661	10.714302	3.31%	0
2006*	10.000000	10.370661	3.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.456377	10.155754	-2.88%	0
2014	10.231614	10.456377	2.20%	0
2013	10.787813	10.231614	-5.16%	0
2012	10.557831	10.787813	2.18%	0
2011	10.257288	10.557831	2.93%	0
2010	9.940957	10.257288	3.18%	0
2009	9.105233	9.940957	9.18%	0
2008	10.377619	9.105233	-12.26%	0
2007	10.352907	10.377619	0.24%	0
2006*	10.000000	10.352907	3.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.780880	14.293463	3.72%	0
2014	13.900870	13.780880	-0.86%	0
2013	11.099915	13.900870	25.23%	0
2012	9.339846	11.099915	18.84%	0
2011	10.578467	9.339846	-11.71%	0
2010	9.762915	10.578467	8.35%	0
2009	7.082184	9.762915	37.85%	0
2008	11.856247	7.082184	-40.27%	0
2007	10.650753	11.856247	11.32%	0
2006*	10.000000	10.650753	6.51%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.178117	13.653419	3.61%	0
2014	12.526372	13.178117	5.20%	0
2013	9.927570	12.526372	26.18%	0
2012	8.686745	9.927570	14.28%	0
2011	9.361632	8.686745	-7.21%	0
2010	8.136030	9.361632	15.06%	0
2009	6.022020	8.136030	35.10%	0
2008	11.089323	6.022020	-45.70%	0
2007	10.181429	11.089323	8.92%	0
2006*	10.000000	10.181429	1.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.130780	11.937609	-1.59%	0
2014	11.304781	12.130780	7.31%	0
2013	8.733162	11.304781	29.45%	0
2012	7.663770	8.733162	13.95%	0
2011	8.051973	7.663770	-4.82%	0
2010	7.453008	8.051973	8.04%	0
2009	5.858027	7.453008	27.23%	0
2008	9.716261	5.858027	-39.71%	0
2007*	10.000000	9.716261	-2.84%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.219143	-7.81%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.555424	16.644501	-5.19%	0
2014	17.584840	17.555424	-0.17%	0
2013	16.870363	17.584840	4.24%	0
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
2009	9.559860	13.587739	42.13%	0
2008	13.637331	9.559860	-29.90%	0
2007	13.584734	13.637331	0.39%	0
2006	12.615727	13.584734	7.68%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	21.701497	19.749754	-8.99%	0
2014	20.465453	21.701497	6.04%	0
2013	15.537474	20.465453	31.72%	0
2012	13.507027	15.537474	15.03%	0
2011	14.236975	13.507027	-5.13%	0
2010	12.667615	14.236975	12.39%	0
2009	10.144665	12.667615	24.87%	0
2008	16.599768	10.144665	-38.89%	0
2007	17.510656	16.599768	-5.20%	0
2006	15.564177	17.510656	12.51%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	11.280599	10.634697	-5.73%	0
2014	11.236171	11.280599	0.40%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	10.952887	10.474764	-4.37%	0
2014	11.045740	10.952887	-0.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	12.006432	11.548816	-3.81%	0
2014	11.574101	12.006432	3.74%	0
2013	8.283076	11.574101	39.73%	0
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0
2010	7.538388	8.467882	12.33%	0
2009	5.062376	7.538388	48.91%	0
2008*	10.000000	5.062376	-49.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.817438	13.394976	-3.06%	0
2014	12.843706	13.817438	7.58%	0
2013	9.522109	12.843706	34.88%	0
2012	8.782218	9.522109	8.42%	0
2011	9.325359	8.782218	-5.82%	0
2010	7.752377	9.325359	20.29%	0
2009	6.066437	7.752377	27.79%	0
2008*	10.000000	6.066437	-39.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.715574	11.205028	-4.36%	0
2014	11.516624	11.715574	1.73%	0
2013	9.136844	11.516624	26.05%	0
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
2010	7.922212	8.865909	11.91%	0
2009	6.298845	7.922212	25.77%	0
2008*	10.000000	6.298845	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.577334	11.151106	-3.68%	0
2014	11.402468	11.577334	1.53%	0
2013	10.215475	11.402468	11.62%	0
2012	9.449060	10.215475	8.11%	0
2011	9.838045	9.449060	-3.95%	0
2010	9.153230	9.838045	7.48%	0
2009	7.846999	9.153230	16.65%	0
2008*	10.000000	7.846999	-21.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.798423	11.333116	-3.94%	0
2014	11.575827	11.798423	1.92%	0
2013	9.807221	11.575827	18.03%	0
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0
2009	7.131377	8.619980	20.87%	0
2008*	10.000000	7.131377	-28.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.914719	10.547475	-3.36%	0
2014	10.849832	10.914719	0.60%	0
2013	10.621245	10.849832	2.15%	0
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	0
2009	8.986864	9.887876	10.03%	0
2008*	10.000000	8.986864	-10.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.678433	9.949019	-6.83%	0
2014	10.726691	10.678433	-0.45%	0
2013*	10.000000	10.726691	7.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.683223	9.892874	-7.40%	0
2014	10.863951	10.683223	-1.66%	0
2013*	10.000000	10.863951	8.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.699950	11.268462	-3.69%	0
2014	11.493197	11.699950	1.80%	0
2013	10.021658	11.493197	14.68%	0
2012	9.161783	10.021658	9.39%	0
2011	9.635412	9.161783	-4.92%	0
2010	8.887030	9.635412	8.42%	0
2009	7.485944	8.887030	18.72%	0
2008*	10.000000	7.485944	-25.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.734515	11.251269	-4.12%	0
2014	11.528076	11.734515	1.79%	0
2013	9.528537	11.528076	20.98%	0
2012	8.542514	9.528537	11.54%	0
2011	9.204611	8.542514	-7.19%	0
2010	8.344275	9.204611	10.31%	0
2009	6.771610	8.344275	23.22%	0
2008*	10.000000	6.771610	-32.28%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.412153	10.991362	-3.69%	0
2014	11.263030	11.412153	1.32%	0
2013	10.400688	11.263030	8.29%	0
2012	9.709305	10.400688	7.12%	0
2011	10.000050	9.709305	-2.91%	0
2010	9.421073	10.000050	6.15%	0
2009	8.223539	9.421073	14.56%	0
2008*	10.000000	8.223539	-17.76%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.254091	10.859378	-3.51%	0
2014	11.043715	11.254091	1.90%	0
2013	11.591093	11.043715	-4.72%	0
2012	11.078408	11.591093	4.63%	0
2011	10.710927	11.078408	3.43%	0
2010	10.304036	10.710927	3.95%	0
2009	9.747079	10.304036	5.71%	0
2008*	10.000000	9.747079	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.195521	11.810918	-3.15%	0
2014	11.944410	12.195521	2.10%	0
2013	12.526221	11.944410	-4.64%	0
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
2009	9.752854	11.055045	13.35%	0
2008*	10.000000	9.752854	-2.47%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	26.448981	21.567892	-18.45%	0
2014	28.820755	26.448981	-8.23%	0
2013	29.478964	28.820755	-2.23%	0
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
2009	19.173609	30.441576	58.77%	0
2008	46.820093	19.173609	-59.05%	0
2007	33.129060	46.820093	41.33%	0
2006	24.962820	33.129060	32.71%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.253591	10.943430	-2.76%	0
2014	11.054816	11.253591	1.80%	0
2013	11.835799	11.054816	-6.60%	0
2012	11.798153	11.835799	0.32%	0
2011	11.298641	11.798153	4.42%	0
2010	11.076507	11.298641	2.01%	0
2009	11.080107	11.076507	-0.03%	0
2008	10.565993	11.080107	4.87%	0
2007	10.129990	10.565993	4.30%	0
2006	10.068553	10.129990	0.61%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.153251	7.681479	-5.79%	0
2014	8.435949	8.153251	-3.35%	0
2013	7.370964	8.435949	14.45%	0
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
2009	5.409864	6.817530	26.02%	0
2008*	10.000000	5.409864	-45.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.734363	8.384738	-4.00%	0
2014	9.563986	8.734363	-8.67%	0
2013	8.118427	9.563986	17.81%	0
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
2009	6.352273	7.953071	25.20%	0
2008	11.466568	6.352273	-44.60%	0
2007	10.769320	11.466568	6.47%	0
2006*	10.000000	10.769320	7.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	21.125943	20.360766	-3.62%	0
2014	20.670538	21.125943	2.20%	0
2013	16.686340	20.670538	23.88%	0
2012	14.789566	16.686340	12.83%	0
2011	15.813098	14.789566	-6.47%	0
2010	14.170243	15.813098	11.59%	0
2009	11.442890	14.170243	23.83%	0
2008	18.612502	11.442890	-38.52%	0
2007	18.046687	18.612502	3.14%	0
2006	15.861023	18.046687	13.78%	5,226

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.370949	13.965799	-2.82%	0
2014	14.114934	14.370949	1.81%	0
2013	12.783089	14.114934	10.42%	0
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
2009*	10.000000	11.433441	14.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.416468	15.896388	-3.17%	0
2014	16.027981	16.416468	2.42%	0
2013	13.778148	16.027981	16.33%	0
2012	12.609411	13.778148	9.27%	0
2011	13.074275	12.609411	-3.56%	0
2010	11.987740	13.074275	9.06%	0
2009*	10.000000	11.987740	19.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.255152	11.961958	-2.39%	0
2014	12.117340	12.255152	1.14%	0
2013	11.873485	12.117340	2.05%	0
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0
2010	11.226422	11.572997	3.09%	0
2009	10.571603	11.226422	6.19%	0
2008	11.555396	10.571603	-8.51%	0
2007	11.265452	11.555396	2.57%	0
2006	10.899399	11.265452	3.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.535557	9.923895	-5.81%	0
2014	10.562946	10.535557	-0.26%	0
2013*	10.000000	10.562946	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.548121	9.862422	-6.50%	0
2014	10.650620	10.548121	-0.96%	0
2013*	10.000000	10.650620	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.865817	16.363896	-2.98%	0
2014	16.471514	16.865817	2.39%	0
2013	14.507539	16.471514	13.54%	0
2012	13.449250	14.507539	7.87%	0
2011	13.820146	13.449250	-2.68%	0
2010	12.799254	13.820146	7.98%	0
2009	11.035880	12.799254	15.98%	0
2008	14.760406	11.035880	-25.23%	0
2007	14.352141	14.760406	2.84%	0
2006	13.238706	14.352141	8.41%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.343561	18.693470	-3.36%	0
2014	18.931687	19.343561	2.18%	0
2013	15.890853	18.931687	19.14%	0
2012	14.349835	15.890853	10.74%	0
2011	15.059948	14.349835	-4.72%	0
2010	13.710012	15.059948	9.85%	0
2009	11.321592	13.710012	21.10%	0
2008	16.951581	11.321592	-33.21%	0
2007	16.406499	16.951581	3.32%	0
2006	14.712506	16.406499	11.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.625623	14.233672	-2.68%	0
2014	14.343929	14.625623	1.96%	0
2013	13.334852	14.343929	7.57%	0
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
2010	12.078968	12.760470	5.64%	0
2009	10.830646	12.078968	11.53%	0
2008	13.095792	10.830646	-17.30%	0
2007	12.709505	13.095792	3.04%	0
2006	12.040357	12.709505	5.56%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.759076	21.183540	2.04%	0
2014	19.642326	20.759076	5.69%	0
2013	14.804740	19.642326	32.68%	0
2012	12.842741	14.804740	15.28%	0
2011	13.529183	12.842741	-5.07%	0
2010	12.806508	13.529183	5.64%	0
2009*	10.000000	12.806508	28.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.881177	9.403149	-4.84%	0
2014*	10.000000	9.881177	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.076142	9.822978	-2.51%	0
2014*	10.000000	10.076142	0.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	29.578146	28.064549	-5.12%	0
2014	27.767526	29.578146	6.52%	0
2013	21.438081	27.767526	29.52%	0
2012	18.747259	21.438081	14.35%	0
2011	19.759372	18.747259	-5.12%	0
2010	16.082724	19.759372	22.86%	0
2009	12.080328	16.082724	33.13%	0
2008	19.531916	12.080328	-38.15%	0
2007	18.656197	19.531916	4.69%	0
2006	17.438149	18.656197	6.98%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.451546	8.227585	-2.65%	0
2014	8.681607	8.451546	-2.65%	0
2013	8.917938	8.681607	-2.65%	0
2012	9.161369	8.917938	-2.66%	0
2011	9.410052	9.161369	-2.64%	0
2010	9.666191	9.410052	-2.65%	0
2009	9.925151	9.666191	-2.61%	0
2008	9.990159	9.925151	-0.65%	0
2007	9.794206	9.990159	2.00%	0
2006	9.624080	9.794206	1.77%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.300318	12.573578	-5.46%	0
2014	13.151606	13.300318	1.13%	0
2013	13.663278	13.151606	-3.74%	0
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
2009	9.334824	11.303132	21.09%	0
2008	11.593699	9.334824	-19.48%	0
2007	11.384471	11.593699	1.84%	0
2006	11.153847	11.384471	2.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.889883	9.564713	-3.29%	0
2014	10.298393	9.889883	-3.97%	0
2013	8.737078	10.298393	17.87%	0
2012	7.769580	8.737078	12.45%	0
2011	8.830572	7.769580	-12.01%	0
2010	7.970391	8.830572	10.79%	0
2009	6.015336	7.970391	32.50%	0
2008*	10.000000	6.015336	-39.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.454099	12.397263	-7.86%	0
2014	15.301228	13.454099	-12.07%	0
2013	12.984403	15.301228	17.84%	0
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
2009	10.774956	13.584592	26.08%	0
2008	20.681660	10.774956	-47.90%	0
2007	20.687550	20.681660	-0.03%	0
2006	17.359965	20.687550	19.17%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.203353	13.255726	0.40%	0
2014	12.313165	13.203353	7.23%	0
2013	9.409853	12.313165	30.85%	0
2012	8.323184	9.409853	13.06%	0
2011	8.834864	8.323184	-5.79%	0
2010	7.866930	8.834864	12.30%	0
2009	6.247328	7.866930	25.92%	0
2008*	10.000000	6.247328	-37.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.533109	11.781617	-6.00%	0
2014	11.678059	12.533109	7.32%	0
2013	8.883950	11.678059	31.45%	0
2012	7.761048	8.883950	14.47%	0
2011	8.489146	7.761048	-8.58%	0
2010	7.734257	8.489146	9.76%	0
2009	6.235533	7.734257	24.04%	0
2008*	10.000000	6.235533	-37.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.228448	12.833311	-2.99%	0
2014	13.101259	13.228448	0.97%	0
2013	9.709307	13.101259	34.94%	0
2012	8.700139	9.709307	11.60%	0
2011	9.352823	8.700139	-6.98%	0
2010	7.596483	9.352823	23.12%	0
2009	6.158477	7.596483	23.35%	0
2008*	10.000000	6.158477	-38.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.911577	15.042878	-5.46%	0
2014	13.967378	15.911577	13.92%	0
2013	10.574608	13.967378	32.08%	0
2012	9.336940	10.574608	13.26%	0
2011	9.818541	9.336940	-4.91%	0
2010	8.430486	9.818541	16.46%	0
2009	6.637541	8.430486	27.01%	0
2008*	10.000000	6.637541	-33.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	19.616351	19.197583	-2.13%	0
2014	19.651593	19.616351	-0.18%	0
2013	14.022958	19.651593	40.14%	0
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
2010	10.836099	13.197553	21.79%	0
2009	8.751781	10.836099	23.82%	0
2008	16.816411	8.751781	-47.96%	0
2007	15.777740	16.816411	6.58%	0
2006	15.736403	15.777740	0.26%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	29.504842	26.916302	-8.77%	0
2014	28.387526	29.504842	3.94%	0
2013	20.824777	28.387526	36.32%	0
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
2009	12.805895	15.690344	22.52%	0
2008	19.431739	12.805895	-34.10%	0
2007	21.519533	19.431739	-9.70%	0
2006	18.876419	21.519533	14.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	26.004882	24.835870	-4.50%	0
2014	26.565188	26.004882	-2.11%	0
2013	19.414854	26.565188	36.83%	0
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	0
2009	11.853877	15.512831	30.87%	0
2008	19.753773	11.853877	-39.99%	0
2007	19.917218	19.753773	-0.82%	0
2006	18.306537	19.917218	8.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.260887	18.874539	-2.01%	0
2014	17.694338	19.260887	8.85%	0
2013	13.896886	17.694338	27.33%	0
2012	12.539652	13.896886	10.82%	0
2011	12.831777	12.539652	-2.28%	0
2010	11.641432	12.831777	10.23%	0
2009	9.524273	11.641432	22.23%	0
2008	16.756955	9.524273	-43.16%	0
2007	15.956119	16.756955	5.02%	0
2006	14.452447	15.956119	10.40%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.929116	11.874002	-8.16%	0
2014	10.326723	12.929116	25.20%	0
2013	10.328946	10.326723	-0.02%	0
2012	9.180288	10.328946	12.51%	0
2011	8.884256	9.180288	3.33%	0
2010	7.029492	8.884256	26.39%	0
2009	5.532729	7.029492	27.05%	0
2008*	10.000000	5.532729	-44.67%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.760299	12.539272	-1.73%	0
2014	11.591731	12.760299	10.08%	0
2013*	10.000000	11.591731	15.92%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.621082	9.334158	-2.98%	0
2014	9.834411	9.621082	-2.17%	0
2013	10.091490	9.834411	-2.55%	0
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0
2010	10.184070	10.154102	-0.29%	0
2009	9.766869	10.184070	4.27%	0
2008*	10.000000	9.766869	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.676435	11.737978	-7.40%	0
2014	12.454663	12.676435	1.78%	0
2013*	10.000000	12.454663	24.55%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.749865	12.862917	-6.45%	0
2014	15.377057	13.749865	-10.58%	0
2013	13.152570	15.377057	16.91%	0
2012	11.300509	13.152570	16.39%	0
2011	13.254889	11.300509	-14.74%	0
2010	12.802957	13.254889	3.53%	0
2009*	10.000000	12.802957	28.03%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	25.948444	25.512018	-1.68%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.075153	8.850889	-2.47%	0
2014	9.265677	9.075153	-2.06%	0
2013	9.459560	9.265677	-2.05%	0
2012	9.289914	9.459560	1.83%	0
2011	9.514627	9.289914	-2.36%	0
2010	9.282994	9.514627	2.50%	0
2009	8.414262	9.282994	10.32%	0
2008	9.984124	8.414262	-15.72%	0
2007	9.790239	9.984124	1.98%	0
2006	9.650484	9.790239	1.45%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.402088	20.738328	-3.10%	0
2014	19.916895	21.402088	7.46%	0
2013	14.867891	19.916895	33.96%	0
2012	13.762519	14.867891	8.03%	0
2011	14.585726	13.762519	-5.64%	0
2010	12.195172	14.585726	19.60%	0
2009	9.531696	12.195172	27.94%	0
2008	16.169498	9.531696	-41.05%	0
2007	15.436803	16.169498	4.75%	0
2006	13.944950	15.436803	10.70%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.591817	9.819295	-7.29%	0
2014	10.595123	10.591817	-0.03%	0
2013	10.127373	10.595123	4.62%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.327873	9.993344	-11.78%	0
2014	11.534303	11.327873	-1.79%	0
2013	10.245910	11.534303	12.57%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	11.162836	10.141864	-9.15%	0
2014	11.187216	11.162836	-0.22%	0
2013	10.263527	11.187216	9.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	25.968534	26.208698	0.92%	0
2014	26.138085	25.968534	-0.65%	0
2013	21.142600	26.138085	23.63%	0
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
2009	13.196085	17.901975	35.66%	0
2008	22.718743	13.196085	-41.92%	0
2007	22.002596	22.718743	3.25%	0
2006	19.256202	22.002596	14.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.799988	9.302518	-5.08%	0
2014	9.822044	9.799988	-0.22%	0
2013	10.126603	9.822044	-3.01%	0
2012*	10.000000	10.126603	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.951190	8.984601	0.37%	0
2014*	10.000000	8.951190	-10.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.449475	20.526060	0.37%	0
2014	19.027169	20.449475	7.48%	0
2013	14.869895	19.027169	27.96%	0
2012	13.099764	14.869895	13.51%	0
2011	13.498076	13.099764	-2.95%	0
2010	11.970740	13.498076	12.76%	0
2009	9.607194	11.970740	24.60%	0
2008	16.080517	9.607194	-40.26%	0
2007	15.862146	16.080517	1.38%	0
2006	14.197362	15.862146	11.73%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	30.996578	28.336200	-8.58%	0
2014	28.516799	30.996578	8.70%	0
2013	20.830440	28.516799	36.90%	0
2012	18.185375	20.830440	14.55%	0
2011	19.135435	18.185375	-4.96%	0
2010	15.973049	19.135435	19.80%	0
2009	11.986890	15.973049	33.25%	0
2008	19.862490	11.986890	-39.65%	0
2007	20.694340	19.862490	-4.02%	0
2006	18.538687	20.694340	11.63%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.033174	8.869767	-11.60%	0
2014	10.259652	10.033174	-2.21%	0
2013	10.527435	10.259652	-2.54%	0
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	8.954671	8.511198	-4.95%	0
2014	9.071021	8.954671	-1.28%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	11.012921	9.951805	-9.64%	0
2014	11.278769	11.012921	-2.36%	0
2013	12.400103	11.278769	-9.04%	0
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
2009*	10.000000	10.771245	7.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.713475	10.451343	-2.45%	0
2014	10.923373	10.713475	-1.92%	0
2013	11.246847	10.923373	-2.88%	0
2012	10.925588	11.246847	2.94%	0
2011	11.110206	10.925588	-1.66%	0
2010	10.849988	11.110206	2.40%	0
2009*	10.000000	10.849988	8.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.217049	9.979683	-2.32%	0
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.967970	16.174955	-9.98%	0
2014	16.668122	17.967970	7.80%	0
2013	12.619319	16.668122	32.08%	0
2012	10.881243	12.619319	15.97%	0
2011	11.720918	10.881243	-7.16%	0
2010	10.526270	11.720918	11.35%	0
2009	8.329599	10.526270	26.37%	0
2008	13.958308	8.329599	-40.33%	0
2007	15.262154	13.958308	-8.54%	0
2006	13.524494	15.262154	12.85%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.686815	15.292447	-2.51%	0
2014	17.285521	15.686815	-9.25%	0
2013	13.864034	17.285521	24.68%	0
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
2009	11.115746	13.486729	21.33%	0
2008	20.373434	11.115746	-45.44%	0
2007	19.315023	20.373434	5.48%	0
2006	15.533389	19.315023	24.35%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.743254	18.044920	-8.60%	0
2014	18.483876	19.743254	6.81%	0
2013	13.210348	18.483876	39.92%	0
2012	11.880416	13.210348	11.19%	0
2011	14.854801	11.880416	-20.02%	0
2010	12.631649	14.854801	17.60%	0
2009	7.916782	12.631649	59.56%	0
2008	12.915651	7.916782	-38.70%	0
2007	12.574995	12.915651	2.71%	0
2006	12.250506	12.574995	2.65%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.803846	29.347525	9.49%	0
2014	20.981677	26.803846	27.75%	0
2013	14.319251	20.981677	46.53%	0
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.338447	10.946093	-3.46%	0
2014	10.827892	11.338447	4.72%	0
2013	11.187565	10.827892	-3.21%	0
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
2009	9.259434	9.859661	6.48%	0
2008	10.622140	9.259434	-12.83%	0
2007	10.371626	10.622140	2.42%	0
2006	10.286860	10.371626	0.82%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.342244	18.608253	-3.79%	0
2014	19.310659	19.342244	0.16%	0
2013	21.740143	19.310659	-11.18%	0
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
2009	13.454621	17.042530	26.67%	0
2008	16.256199	13.454621	-17.23%	0
2007	15.697327	16.256199	3.56%	0
2006	14.551356	15.697327	7.88%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.150343	-18.50%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.174360	5.295803	-35.21%	0
2014	10.380232	8.174360	-21.25%	0
2013	9.646631	10.380232	7.60%	0
2012*	10.000000	9.646631	-3.53%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.052256	5.202650	-35.39%	0
2014	10.255998	8.052256	-21.49%	0
2013	9.551789	10.255998	7.37%	0
2012*	10.000000	9.551789	-4.48%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.768220	19.634941	-5.46%	0
2014	21.741997	20.768220	-4.48%	0
2013	14.866034	21.741997	46.25%	0
2012	14.157393	14.866034	5.01%	0
2011	15.242754	14.157393	-7.12%	0
2010	12.350668	15.242754	23.42%	0
2009	8.311425	12.350668	48.60%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.106922	10.666504	-3.97%	0
2014	10.954301	11.106922	1.39%	0
2013	10.057982	10.954301	8.91%	0
2012*	10.000000	10.057982	0.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	21.041329	20.765304	-1.31%	0
2014	19.786916	21.041329	6.34%	0
2013	15.109026	19.786916	30.96%	0
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	30.004170	27.531562	-8.24%	0
2014	28.304670	30.004170	6.00%	0
2013	21.135297	28.304670	33.92%	0
2012	18.336537	21.135297	15.26%	0
2011	20.622656	18.336537	-11.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.757503	11.157629	-5.10%	0
2014	11.697770	11.757503	0.51%	0
2013	13.136334	11.697770	-10.95%	0
2012	12.573109	13.136334	4.48%	0
2011	11.562880	12.573109	8.74%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	21.139250	19.344803	-8.49%	0
2014	19.340760	21.139250	9.30%	0
2013	14.671260	19.340760	31.83%	0
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.654511	19.779342	-4.24%	0
2014	18.262046	20.654511	13.10%	0
2013	14.448424	18.262046	26.39%	0
2012	12.776923	14.448424	13.08%	0
2011	13.242389	12.776923	-3.51%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	10.945378	10.535717	-3.74%	0
2014	10.931171	10.945378	0.13%	0
2013*	10.000000	10.931171	9.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.674539	-3.25%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.145278	13.625514	-3.67%	0
2014	14.262251	14.145278	-0.82%	0
2013	12.811111	14.262251	11.33%	0
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.132682	-8.67%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.702338	-2.98%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.453705	11.334300	-8.99%	0
2014	12.118455	12.453705	2.77%	0
2013*	10.000000	12.118455	21.18%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.786089	10.230741	-5.15%	0
2014*	10.000000	10.786089	7.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	29.619967	28.148748	-4.97%	0
2014	28.958802	29.619967	2.28%	0
2013	21.150419	28.958802	36.92%	0
2012	18.782006	21.150419	12.61%	0
2011	19.194143	18.782006	-2.15%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	21.461173	21.063046	-1.86%	0
2014	19.501176	21.461173	10.05%	0
2013	15.217313	19.501176	28.15%	0
2012	13.544599	15.217313	12.35%	0
2011	13.697694	13.544599	-1.12%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	19.370835	18.336283	-5.34%	0
2014	18.463273	19.370835	4.92%	0
2013	15.704754	18.463273	17.56%	0
2012	14.655789	15.704754	7.16%	0
2011	13.851029	14.655789	5.81%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	17.250562	16.361367	-5.15%	0
2014	17.498104	17.250562	-1.41%	0
2013	12.132878	17.498104	44.22%	0
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.817340	9.457490	-3.67%	0
2014*	10.000000	9.817340	-1.83%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	14.064019	12.803713	-8.96%	0
2014	14.649261	14.064019	-4.00%	0
2013	12.966272	14.649261	12.98%	0
2012	12.112457	12.966272	7.05%	0
2011	13.173619	12.112457	-8.06%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	11.973483	11.598991	-3.13%	0
2014	11.888114	11.973483	0.72%	0
2013	12.127014	11.888114	-1.97%	0
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.470610	13.037356	-3.22%	0
2014	13.284968	13.470610	1.40%	0
2013	12.061826	13.284968	10.14%	0
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.966787	13.527256	-3.15%	0
2014	13.723716	13.966787	1.77%	0
2013	12.197378	13.723716	12.51%	0
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.574729	14.106056	-3.22%	0
2014	14.300861	14.574729	1.92%	0
2013	12.105842	14.300861	18.13%	0
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.186970	11.710149	-22.89%	0
2014	17.893189	15.186970	-15.12%	0
2013	14.812885	17.893189	20.79%	0
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	19.959781	18.597646	-6.82%	0
2014	18.910154	19.959781	5.55%	0
2013	15.203784	18.910154	24.38%	0
2012	13.349789	15.203784	13.89%	0
2011	13.630241	13.349789	-2.06%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	21.472607	22.335379	4.02%	0
2014	19.879156	21.472607	8.02%	0
2013	15.022343	19.879156	32.33%	0
2012	13.496267	15.022343	11.31%	0
2011	13.874499	13.496267	-2.73%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	12.166594	11.737477	-3.53%	0
2014	11.839094	12.166594	2.77%	0
2013	12.424572	11.839094	-4.71%	0
2012	12.092556	12.424572	2.75%	0
2011	11.610331	12.092556	4.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	31.962083	30.592439	-4.29%	0
2014	30.980450	31.962083	3.17%	0
2013	23.433923	30.980450	32.20%	0
2012	21.024059	23.433923	11.46%	0
2011	24.236932	21.024059	-13.26%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	19.049234	19.145788	0.51%	0
2014	21.349342	19.049234	-10.77%	0
2013	16.856354	21.349342	26.65%	0
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	26.930790	25.367514	-5.80%	0
2014	25.985683	26.930790	3.64%	0
2013	20.514290	25.985683	26.67%	0
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.512315	10.505423	-8.75%	0
2014	11.504160	11.512315	0.07%	0
2013	9.552529	11.504160	20.43%	0
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.563524	12.266228	-9.56%	0
2014	13.324868	13.563524	1.79%	0
2013	12.018933	13.324868	10.87%	0
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	21.800063	20.437620	-6.25%	0
2014	20.607392	21.800063	5.79%	0
2013	16.330540	20.607392	26.19%	0
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	28.065850	25.290614	-9.89%	0
2014	28.681125	28.065850	-2.15%	0
2013	21.636006	28.681125	32.56%	0
2012	18.783774	21.636006	15.18%	0
2011	20.058303	18.783774	-6.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.257546	7.241587	-21.78%	0
2014*	10.000000	9.257546	-7.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	18.869266	17.167489	-9.02%	0
2014	21.822403	18.869266	-13.53%	0
2013	18.238176	21.822403	19.65%	0
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.902094	9.219898	-6.89%	0
2014*	10.000000	9.902094	-0.98%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.316865	10.370692	-8.36%	0
2014	11.189420	11.316865	1.14%	0
2013	10.126064	11.189420	10.50%	0
2012*	10.000000	10.126064	1.26%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.994336	9.904271	-0.90%	0
2014	9.814354	9.994336	1.83%	0
2013*	10.000000	9.814354	-1.86%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.676043	13.938844	1.92%	0
2014	12.994117	13.676043	5.25%	0
2013	9.552880	12.994117	36.02%	0
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.497391	11.639367	-6.87%	0
2014	12.330112	12.497391	1.36%	0
2013	9.864302	12.330112	25.00%	0
2012*	10.000000	9.864302	-1.36%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.435259	13.208647	-1.69%	0
2014	12.821920	13.435259	4.78%	0
2013	9.646542	12.821920	32.92%	0
2012*	10.000000	9.646542	-3.53%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.597768	13.017977	-10.82%	0
2014	15.836848	14.597768	-7.82%	0
2013	13.007144	15.836848	21.75%	0
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.420474	10.389219	-9.03%	0
2014	11.517981	11.420474	-0.85%	0
2013	10.712744	11.517981	7.52%	0
2012*	10.000000	10.712744	7.13%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.233514	12.131864	-8.32%	0
2014	12.608534	13.233514	4.96%	0
2013	9.972628	12.608534	26.43%	0
2012*	10.000000	9.972628	-0.27%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	20.355350	19.887029	-2.30%	0
2014	19.327869	20.355350	5.32%	0
2013	16.580590	19.327869	16.57%	0
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.693062	-3.07%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	25.596957	27.878996	8.92%	0
2014	24.253494	25.596957	5.54%	0
2013	19.044179	24.253494	27.35%	0
2012	15.803265	19.044179	20.51%	0
2011	17.452456	15.803265	-9.45%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.826135	14.077794	1.82%	0
2014	12.995025	13.826135	6.40%	0
2013	9.864315	12.995025	31.74%	0
2012*	10.000000	9.864315	-1.36%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	25.493158	22.620424	-11.27%	0
2014	29.808321	25.493158	-14.48%	0
2013	26.806826	29.808321	11.20%	0
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.363355	7.283095	-22.22%	0
2014*	10.000000	9.363355	-6.37%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.529805	11.929837	-4.79%	0
2014	13.920966	12.529805	-9.99%	0
2013	10.131082	13.920966	37.41%	0
2012*	10.000000	10.131082	1.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	24.022961	23.155991	-3.61%	0
2014	22.403814	24.022961	7.23%	0
2013	16.980665	22.403814	31.94%	0
2012	15.060905	16.980665	12.75%	0
2011	15.550516	15.060905	-3.15%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	14.028605	14.512570	3.45%	0
2014	14.256407	14.028605	-1.60%	0
2013	11.479445	14.256407	24.19%	0
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.633375	-3.67%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.847253	14.314135	-9.67%	0
2014	16.630370	15.847253	-4.71%	0
2013	12.955984	16.630370	28.36%	0
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.801009	19.340276	-7.02%	0
2014	18.927465	20.801009	9.90%	0
2013	14.773331	18.927465	28.12%	0
2012	13.267627	14.773331	11.35%	0
2011	13.569040	13.267627	-2.22%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.971394	12.745362	-1.74%	0
2014	12.697683	12.971394	2.16%	0
2013	10.585160	12.697683	19.96%	0
2012	9.401898	10.585160	12.59%	0
2011	9.573283	9.401898	-1.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.409923	10.105434	-2.92%	0
2014	10.191390	10.409923	2.14%	0
2013	10.750932	10.191390	-5.20%	0
2012	10.527159	10.750932	2.13%	0
2011	10.232732	10.527159	2.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.719648	14.222634	3.67%	0
2014	13.846214	13.719648	-0.91%	0
2013	11.061947	13.846214	25.17%	0
2012	9.312693	11.061947	18.78%	0
2011	10.553137	9.312693	-11.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.119540	13.585750	3.55%	0
2014	12.477101	13.119540	5.15%	0
2013	9.893605	12.477101	26.11%	0
2012	8.661487	9.893605	14.23%	0
2011	9.339201	8.661487	-7.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.083059	11.884543	-1.64%	0
2014	11.266100	12.083059	7.25%	0
2013	8.707737	11.266100	29.38%	0
2012	7.645384	8.707737	13.90%	0
2011	8.036784	7.645384	-4.87%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.216925	-7.83%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	17.448635	16.534769	-5.24%	0
2014	17.486848	17.448635	-0.22%	0
2013	16.784981	17.486848	4.18%	0
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	21.569515	19.619556	-9.04%	0
2014	20.351445	21.569515	5.99%	0
2013	15.458850	20.351445	31.65%	0
2012	13.445593	15.458850	14.97%	0
2011	14.179482	13.445593	-5.18%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	10.111443	9.527581	-5.77%	0
2014*	10.000000	10.111443	1.11%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	9.954774	9.515344	-4.41%	0
2014*	10.000000	9.954774	-0.45%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.965342	11.503378	-3.86%	0
2014	11.540420	11.965342	3.68%	0
2013	8.263210	11.540420	39.66%	0
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.770171	13.342300	-3.11%	0
2014	12.806347	13.770171	7.53%	0
2013	9.499294	12.806347	34.81%	0
2012	8.765688	9.499294	8.37%	0
2011	9.312578	8.765688	-5.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.675488	11.160950	-4.41%	0
2014	11.483117	11.675488	1.68%	0
2013	9.114934	11.483117	25.98%	0
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.537731	11.107251	-3.73%	0
2014	11.369305	11.537731	1.48%	0
2013	10.191003	11.369305	11.56%	0
2012	9.431278	10.191003	8.06%	0
2011	9.824565	9.431278	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.758066	11.288538	-3.99%	0
2014	11.542173	11.758066	1.87%	0
2013	9.783733	11.542173	17.97%	0
2012	8.848641	9.783733	10.57%	0
2011	9.418415	8.848641	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.877389	10.506002	-3.41%	0
2014	10.818279	10.877389	0.55%	0
2013	10.595806	10.818279	2.10%	0
2012	10.130873	10.595806	4.59%	0
2011	10.266463	10.130873	-1.32%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.669279	9.935381	-6.88%	0
2014	10.723003	10.669279	-0.50%	0
2013*	10.000000	10.723003	7.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.674063	9.879316	-7.45%	0
2014	10.860225	10.674063	-1.71%	0
2013*	10.000000	10.860225	8.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.659903	11.224118	-3.74%	0
2014	11.459745	11.659903	1.75%	0
2013	9.997616	11.459745	14.62%	0
2012	9.144510	9.997616	9.33%	0
2011	9.622188	9.144510	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.694368	11.207007	-4.17%	0
2014	11.494541	11.694368	1.74%	0
2013	9.505704	11.494541	20.92%	0
2012	8.526428	9.505704	11.49%	0
2011	9.191992	8.526428	-7.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.373144	10.948160	-3.74%	0
2014	11.230294	11.373144	1.27%	0
2013	10.375788	11.230294	8.24%	0
2012	9.691046	10.375788	7.07%	0
2011	9.986364	9.691046	-2.96%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.215636	10.816708	-3.56%	0
2014	11.011623	11.215636	1.85%	0
2013	11.563365	11.011623	-4.77%	0
2012	11.057597	11.563365	4.57%	0
2011	10.696278	11.057597	3.38%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.153860	11.764520	-3.20%	0
2014	11.909714	12.153860	2.05%	0
2013	12.496250	11.909714	-4.69%	0
2012	11.990398	12.496250	4.22%	0
2011	11.619486	11.990398	3.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	26.288106	21.425684	-18.50%	0
2014	28.660191	26.288106	-8.28%	0
2013	29.329803	28.660191	-2.28%	0
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.185148	10.871288	-2.81%	0
2014	10.993234	11.185148	1.75%	0
2013	11.775911	10.993234	-6.65%	0
2012	11.744503	11.775911	0.27%	0
2011	11.253024	11.744503	4.37%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.125337	7.651246	-5.83%	0
2014	8.411391	8.125337	-3.40%	0
2013	7.353289	8.411391	14.39%	0
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.695517	8.343149	-4.05%	0
2014	9.526349	8.695517	-8.72%	0
2013	8.090632	9.526349	17.75%	0
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	20.997493	20.226572	-3.67%	0
2014	20.555420	20.997493	2.15%	0
2013	16.601935	20.555420	23.81%	0
2012	14.722329	16.601935	12.77%	0
2011	15.749284	14.722329	-6.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.329203	13.918074	-2.87%	0
2014	14.081166	14.329203	1.76%	0
2013	12.759052	14.081166	10.36%	0
2012	11.988674	12.759052	6.43%	0
2011	12.212561	11.988674	-1.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.368716	15.842019	-3.22%	0
2014	15.989569	16.368716	2.37%	0
2013	13.752189	15.989569	16.27%	0
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	12.180599	11.883087	-2.44%	0
2014	12.049822	12.180599	1.09%	0
2013	11.813399	12.049822	2.00%	0
2012	11.544530	11.813399	2.33%	0
2011	11.526263	11.544530	0.16%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.526514	9.910278	-5.85%	0
2014	10.559309	10.526514	-0.31%	0
2013*	10.000000	10.559309	5.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.539070	9.848894	-6.55%	0
2014	10.646957	10.539070	-1.01%	0
2013*	10.000000	10.646957	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	16.763259	16.256026	-3.03%	0
2014	16.379761	16.763259	2.34%	0
2013	14.434131	16.379761	13.48%	0
2012	13.388089	14.434131	7.81%	0
2011	13.764356	13.388089	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	19.225924	18.570237	-3.41%	0
2014	18.826217	19.225924	2.12%	0
2013	15.810441	18.826217	19.07%	0
2012	14.284568	15.810441	10.68%	0
2011	14.999139	14.284568	-4.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	14.536684	14.139853	-2.73%	0
2014	14.264027	14.536684	1.91%	0
2013	13.267383	14.264027	7.51%	0
2012	12.621651	13.267383	5.12%	0
2011	12.708943	12.621651	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.698718	21.111107	1.99%	0
2014	19.595283	20.698718	5.63%	0
2013	14.776870	19.595283	32.61%	0
2012	12.825168	14.776870	15.22%	0
2011	13.517587	12.825168	-5.12%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.878811	9.396056	-4.89%	0
2014*	10.000000	9.878811	-1.21%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.073729	9.815568	-2.56%	0
2014*	10.000000	10.073729	0.74%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	29.398296	27.879573	-5.17%	0
2014	27.612865	29.398296	6.47%	0
2013	21.329616	27.612865	29.46%	0
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.399974	8.173175	-2.70%	0
2014	8.633064	8.399974	-2.70%	0
2013	8.872624	8.633064	-2.70%	0
2012	9.119514	8.872624	-2.71%	0
2011	9.371859	9.119514	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	13.219475	12.490736	-5.51%	0
2014	13.078381	13.219475	1.08%	0
2013	13.594175	13.078381	-3.79%	0
2012	12.447502	13.594175	9.21%	0
2011	12.119595	12.447502	2.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.856048	9.527097	-3.34%	0
2014	10.268433	9.856048	-4.02%	0
2013	8.716146	10.268433	17.81%	0
2012	7.754958	8.716146	12.39%	0
2011	8.818482	7.754958	-12.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.373667	12.316820	-7.90%	0
2014	15.217581	13.373667	-12.12%	0
2013	12.920055	15.217581	17.78%	0
2012	11.345237	12.920055	13.88%	0
2011	13.949382	11.345237	-18.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.158162	13.203566	0.35%	0
2014	12.277325	13.158162	7.17%	0
2013	9.387283	12.277325	30.79%	0
2012	8.307505	9.387283	13.00%	0
2011	8.822750	8.307505	-5.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.490225	11.735276	-6.04%	0
2014	11.644084	12.490225	7.27%	0
2013	8.862650	11.644084	31.38%	0
2012	7.746430	8.862650	14.41%	0
2011	8.477504	7.746430	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.183195	12.782847	-3.04%	0
2014	13.063157	13.183195	0.92%	0
2013	9.686039	13.063157	34.87%	0
2012	8.683756	9.686039	11.54%	0
2011	9.339993	8.683756	-7.03%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.857168	14.983724	-5.51%	0
2014	13.926777	15.857168	13.86%	0
2013	10.549272	13.926777	32.02%	0
2012	9.319371	10.549272	13.20%	0
2011	9.805085	9.319371	-4.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	19.497036	19.071014	-2.19%	0
2014	19.542106	19.497036	-0.23%	0
2013	13.951983	19.542106	40.07%	0
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	29.325411	26.738863	-8.82%	0
2014	28.229388	29.325411	3.88%	0
2013	20.719387	28.229388	36.25%	0
2012	17.701329	20.719387	17.05%	0
2011	19.240904	17.701329	-8.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	25.846709	24.672128	-4.54%	0
2014	26.417184	25.846709	-2.16%	0
2013	19.316594	26.417184	36.76%	0
2012	17.230232	19.316594	12.11%	0
2011	18.798373	17.230232	-8.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	19.143748	18.750114	-2.06%	0
2014	17.595772	19.143748	8.80%	0
2013	13.826579	17.595772	27.26%	0
2012	12.482632	13.826579	10.77%	0
2011	12.779976	12.482632	-2.33%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.884829	11.827251	-8.21%	0
2014	10.296629	12.884829	25.14%	0
2013	10.304147	10.296629	-0.07%	0
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.749373	12.522101	-1.78%	0
2014	11.587753	12.749373	10.02%	0
2013*	10.000000	11.587753	15.88%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.588216	9.297498	-3.03%	0
2014	9.805849	9.588216	-2.22%	0
2013	10.067348	9.805849	-2.60%	0
2012	9.995248	10.067348	0.72%	0
2011	10.140212	9.995248	-1.43%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.665579	11.721902	-7.45%	0
2014	12.450387	12.665579	1.73%	0
2013*	10.000000	12.450387	24.50%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.709885	12.818920	-6.50%	0
2014	15.340235	13.709885	-10.63%	0
2013	13.127811	15.340235	16.85%	0
2012	11.285046	13.127811	16.33%	0
2011	13.243557	11.285046	-14.79%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	25.788988	25.342220	-1.73%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	9.019976	8.792555	-2.52%	0
2014	9.214074	9.019976	-2.11%	0
2013	9.411710	9.214074	-2.10%	0
2012	9.247681	9.411710	1.77%	0
2011	9.476224	9.247681	-2.41%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.274226	20.603844	-3.15%	0
2014	19.808081	21.274226	7.40%	0
2013	14.794255	19.808081	33.89%	0
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.126309	9.382918	-7.34%	0
2014	10.134664	10.126309	-0.08%	0
2013*	10.000000	10.134664	1.35%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.501741	9.259774	-11.83%	0
2014	10.698613	10.501741	-1.84%	0
2013*	10.000000	10.698613	6.99%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.419298	9.461465	-9.19%	0
2014	10.447416	10.419298	-0.27%	0
2013*	10.000000	10.447416	4.47%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	25.810599	26.035915	0.87%	0
2014	25.992489	25.810599	-0.70%	0
2013	21.035630	25.992489	23.56%	0
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.789038	9.287345	-5.13%	0
2014	9.816109	9.789038	-0.28%	0
2013	10.125668	9.816109	-3.06%	0
2012*	10.000000	10.125668	1.26%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.948118	8.976909	0.32%	0
2014*	10.000000	8.948118	-10.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	20.325056	20.390683	0.32%	0
2014	18.921120	20.325056	7.42%	0
2013	14.794616	18.921120	27.89%	0
2012	13.040158	14.794616	13.45%	0
2011	13.443544	13.040158	-3.00%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	30.808026	28.149356	-8.63%	0
2014	28.357897	30.808026	8.64%	0
2013	20.725009	28.357897	36.83%	0
2012	18.102640	20.725009	14.49%	0
2011	19.058165	18.102640	-5.01%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.019431	8.853068	-11.64%	0
2014	10.250860	10.019431	-2.26%	0
2013	10.523821	10.250860	-2.59%	0
2012*	10.000000	10.523821	5.24%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.608343	9.127798	-5.00%	0
2014*	10.000000	9.608343	-3.92%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.980893	9.917767	-9.68%	0
2014	11.251740	10.980893	-2.41%	0
2013	12.376753	11.251740	-9.09%	0
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.682316	10.415595	-2.50%	0
2014	10.897200	10.682316	-1.97%	0
2013	11.225667	10.897200	-2.93%	0
2012	10.910639	11.225667	2.89%	0
2011	11.100688	10.910639	-1.71%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.197824	9.955783	-2.37%	0
2014	10.061492	10.197824	1.35%	0
2013	10.557447	10.061492	-4.70%	0
2012	9.909718	10.557447	6.54%	0
2011*	10.000000	9.909718	-0.90%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.860611	16.070038	-10.03%	0
2014	16.577031	17.860611	7.74%	0
2013	12.556791	16.577031	32.02%	0
2012	10.832904	12.556791	15.91%	0
2011	11.674836	10.832904	-7.21%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.593058	15.193237	-2.56%	0
2014	17.191048	15.593058	-9.30%	0
2013	13.795340	17.191048	24.61%	0
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.625260	17.927854	-8.65%	0
2014	18.382847	19.625260	6.76%	0
2013	13.144884	18.382847	39.85%	0
2012	11.827639	13.144884	11.14%	0
2011	14.796409	11.827639	-20.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.739714	29.262269	9.43%	0
2014	20.942223	26.739714	27.68%	0
2013	14.299666	20.942223	46.45%	0
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.270707	10.875101	-3.51%	0
2014	10.768726	11.270707	4.66%	0
2013	11.132156	10.768726	-3.26%	0
2012	10.478526	11.132156	6.24%	0
2011	10.216427	10.478526	2.57%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.223390	18.484406	-3.84%	0
2014	19.201864	19.223390	0.11%	0
2013	21.628776	19.201864	-11.22%	0
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.147546	-18.52%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.163148	5.285817	-35.25%	0
2014	10.371338	8.163148	-21.29%	0
2013	9.643319	10.371338	7.55%	0
2012*	10.000000	9.643319	-3.57%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.041207	5.192826	-35.42%	0
2014	10.247217	8.041207	-21.53%	0
2013	9.548516	10.247217	7.32%	0
2012*	10.000000	9.548516	-4.51%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.660505	19.523081	-5.51%	0
2014	21.640361	20.660505	-4.53%	0
2013	14.804131	21.640361	46.18%	0
2012	14.105706	14.804131	4.95%	0
2011	15.194881	14.105706	-7.17%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.091711	10.646409	-4.01%	0
2014	10.944921	11.091711	1.34%	0
2013	10.054540	10.944921	8.86%	0
2012*	10.000000	10.054540	0.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	18.853554	18.596663	-1.36%	0
2014	17.738682	18.853554	6.28%	0
2013	13.551987	17.738682	30.89%	0
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	27.558398	25.274346	-8.29%	0
2014	26.010792	27.558398	5.95%	0
2013	19.432416	26.010792	33.85%	0
2012	16.867841	19.432416	15.20%	0
2011	18.980584	16.867841	-11.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.685198	11.083310	-5.15%	0
2014	11.631809	11.685198	0.46%	0
2013	13.068987	11.631809	-11.00%	0
2012	12.515096	13.068987	4.43%	0
2011	11.515422	12.515096	8.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	19.331441	17.681366	-8.54%	0
2014	17.695858	19.331441	9.24%	0
2013	13.430375	17.695858	31.76%	0
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.552130	19.671182	-4.29%	0
2014	18.180859	20.552130	13.04%	0
2013	14.391585	18.180859	26.33%	0
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	10.936014	10.521298	-3.79%	0
2014	10.927429	10.936014	0.08%	0
2013*	10.000000	10.927429	9.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.671220	-3.29%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.104162	13.578921	-3.72%	0
2014	14.228110	14.104162	-0.87%	0
2013	12.787002	14.228110	11.27%	0
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.129544	-8.70%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.699004	-3.01%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.443046	11.318771	-9.04%	0
2014	12.114296	12.443046	2.71%	0
2013*	10.000000	12.114296	21.14%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.782383	10.221978	-5.20%	0
2014*	10.000000	10.782383	7.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	27.152835	25.790893	-5.02%	0
2014	26.560386	27.152835	2.23%	0
2013	19.408679	26.560386	36.85%	0
2012	17.244189	19.408679	12.55%	0
2011	17.631627	17.244189	-2.20%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	19.490038	19.118654	-1.91%	0
2014	17.719160	19.490038	9.99%	0
2013	13.833852	17.719160	28.09%	0
2012	12.319551	13.833852	12.29%	0
2011	12.465194	12.319551	-1.17%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	17.805978	16.846347	-5.39%	0
2014	16.980452	17.805978	4.86%	0
2013	14.450899	16.980452	17.50%	0
2012	13.492625	14.450899	7.10%	0
2011	12.758281	13.492625	5.76%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	15.910810	15.082922	-5.20%	0
2014	16.147420	15.910810	-1.47%	0
2013	11.202094	16.147420	44.15%	0
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.813950	9.449370	-3.71%	0
2014*	10.000000	9.813950	-1.86%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	12.907897	11.745142	-9.01%	0
2014	13.451938	12.907897	-4.04%	0
2013	11.912626	13.451938	12.92%	0
2012	11.133924	11.912626	6.99%	0
2011	12.115568	11.133924	-8.10%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	11.717902	11.345564	-3.18%	0
2014	11.640344	11.717902	0.67%	0
2013	11.880370	11.640344	-2.02%	0
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.403853	12.966075	-3.27%	0
2014	13.225932	13.403853	1.35%	0
2013	12.014391	13.225932	10.08%	0
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.897602	13.453339	-3.20%	0
2014	13.662755	13.897602	1.72%	0
2013	12.149432	13.662755	12.46%	0
2012	11.049533	12.149432	9.95%	0
2011	11.504162	11.049533	-3.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.502511	14.028942	-3.27%	0
2014	14.237308	14.502511	1.86%	0
2013	12.058241	14.237308	18.07%	0
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.111690	11.646103	-22.93%	0
2014	17.813662	15.111690	-15.17%	0
2013	14.754629	17.813662	20.73%	0
2012	14.487013	14.754629	1.85%	0
2011	15.712967	14.487013	-7.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	18.253167	16.998755	-6.87%	0
2014	17.302178	18.253167	5.50%	0
2013	13.918119	17.302178	24.31%	0
2012	12.227203	13.918119	13.83%	0
2011	12.490479	12.227203	-2.11%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	19.234198	19.996741	3.96%	0
2014	17.816003	19.234198	7.96%	0
2013	13.470168	17.816003	32.26%	0
2012	12.108013	13.470168	11.25%	0
2011	12.453729	12.108013	-2.78%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	11.887102	11.461951	-3.58%	0
2014	11.573071	11.887102	2.71%	0
2013	12.151641	11.573071	-4.76%	0
2012	11.833014	12.151641	2.69%	0
2011	11.366966	11.833014	4.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	30.939911	29.598848	-4.33%	0
2014	30.005095	30.939911	3.12%	0
2013	22.707816	30.005095	32.14%	0
2012	20.383126	22.707816	11.40%	0
2011	23.510119	20.383126	-13.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	18.593943	18.678583	0.46%	0
2014	20.849797	18.593943	-10.82%	0
2013	16.470401	20.849797	26.59%	0
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	23.838172	22.442871	-5.85%	0
2014	23.013436	23.838172	3.58%	0
2013	18.177199	23.013436	26.61%	0
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.472935	10.464096	-8.79%	0
2014	11.470700	11.472935	0.02%	0
2013	9.529642	11.470700	20.37%	0
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.503240	12.205437	-9.61%	0
2014	13.272455	13.503240	1.74%	0
2013	11.977814	13.272455	10.81%	0
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	20.050496	18.787734	-6.30%	0
2014	18.963298	20.050496	5.73%	0
2013	15.035382	18.963298	26.12%	0
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	25.640420	23.093137	-9.93%	0
2014	26.215997	25.640420	-2.20%	0
2013	19.786565	26.215997	32.49%	0
2012	17.186991	19.786565	15.13%	0
2011	18.362599	17.186991	-6.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.254340	7.235351	-21.82%	0
2014*	10.000000	9.254340	-7.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	17.920353	16.295768	-9.07%	0
2014	20.735639	17.920353	-13.58%	0
2013	17.338815	20.735639	19.59%	0
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.898677	9.211983	-6.94%	0
2014*	10.000000	9.898677	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.301376	10.351174	-8.41%	0
2014	11.179850	11.301376	1.09%	0
2013	10.122600	11.179850	10.44%	0
2012*	10.000000	10.122600	1.23%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.985768	9.890700	-0.95%	0
2014	9.810979	9.985768	1.78%	0
2013*	10.000000	9.810979	-1.89%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.657264	13.912549	1.87%	0
2014	12.982933	13.657264	5.19%	0
2013	9.549556	12.982933	35.95%	0
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.480287	11.617461	-6.91%	0
2014	12.319569	12.480287	1.30%	0
2013	9.860932	12.319569	24.93%	0
2012*	10.000000	9.860932	-1.39%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.416798	13.183709	-1.74%	0
2014	12.810876	13.416798	4.73%	0
2013	9.643188	12.810876	32.85%	0
2012*	10.000000	9.643188	-3.57%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.555269	12.973398	-10.87%	0
2014	15.798878	14.555269	-7.87%	0
2013	12.982624	15.798878	21.69%	0
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.404844	10.369672	-9.08%	0
2014	11.508132	11.404844	-0.90%	0
2013	10.709076	11.508132	7.46%	0
2012*	10.000000	10.709076	7.09%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.215411	12.109034	-8.37%	0
2014	12.597754	13.215411	4.90%	0
2013	9.969214	12.597754	26.37%	0
2012*	10.000000	9.969214	-0.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	19.210459	18.758839	-2.35%	0
2014	18.250146	19.210459	5.26%	0
2013	15.664117	18.250146	16.51%	0
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.689733	-3.10%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	23.845490	25.958034	8.86%	0
2014	22.605568	23.845490	5.49%	0
2013	17.759331	22.605568	27.29%	0
2012	14.744669	17.759331	20.45%	0
2011	16.291761	14.744669	-9.50%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.807122	14.051217	1.77%	0
2014	12.983825	13.807122	6.34%	0
2013	9.860882	12.983825	31.67%	0
2012*	10.000000	9.860882	-1.39%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	23.915178	21.209341	-11.31%	0
2014	27.977619	23.915178	-14.52%	0
2013	25.173395	27.977619	11.14%	0
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.360137	7.276843	-22.26%	0
2014*	10.000000	9.360137	-6.40%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.512650	11.907375	-4.84%	0
2014	13.909048	12.512650	-10.04%	0
2013	10.127606	13.909048	37.34%	0
2012*	10.000000	10.127606	1.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	22.316785	21.500337	-3.66%	0
2014	20.823339	22.316785	7.17%	0
2013	15.790876	20.823339	31.87%	0
2012	14.012835	15.790876	12.69%	0
2011	14.475798	14.012835	-3.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.995018	14.470379	3.40%	0
2014	14.229577	13.995018	-1.65%	0
2013	11.463720	14.229577	24.13%	0
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.629590	-3.70%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.813350	14.276164	-9.72%	0
2014	16.603336	15.813350	-4.76%	0
2013	12.941569	16.603336	28.29%	0
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.740514	19.274117	-7.07%	0
2014	18.882122	20.740514	9.84%	0
2013	14.745507	18.882122	28.05%	0
2012	13.249467	14.745507	11.29%	0
2011	13.557430	13.249467	-2.27%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.913723	12.682177	-1.79%	0
2014	12.647730	12.913723	2.10%	0
2013	10.548934	12.647730	19.90%	0
2012	9.374542	10.548934	12.53%	0
2011	9.550328	9.374542	-1.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.363680	10.055386	-2.97%	0
2014	10.151330	10.363680	2.09%	0
2013	10.714166	10.151330	-5.25%	0
2012	10.496556	10.714166	2.07%	0
2011	10.208205	10.496556	2.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.658651	14.152127	3.61%	0
2014	13.791764	13.658651	-0.97%	0
2013	11.024107	13.791764	25.11%	0
2012	9.285619	11.024107	18.72%	0
2011	10.527857	9.285619	-11.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.061213	13.518398	3.50%	0
2014	12.428017	13.061213	5.09%	0
2013	9.859746	12.428017	26.05%	0
2012	8.636288	9.859746	14.17%	0
2011	9.316805	8.636288	-7.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	12.035531	11.831699	-1.69%	0
2014	11.227558	12.035531	7.20%	0
2013	8.682413	11.227558	29.31%	0
2012	7.627081	8.682413	13.84%	0
2011	8.021648	7.627081	-4.92%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.214698	-7.85%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	16.042178	15.194153	-5.29%	0
2014	16.085578	16.042178	-0.27%	0
2013	15.447889	16.085578	4.13%	0
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	19.758788	17.963288	-9.09%	0
2014	18.652561	19.758788	5.93%	0
2013	14.175664	18.652561	31.58%	0
2012	12.335873	14.175664	14.91%	0
2011	13.015873	12.335873	-5.22%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	10.106448	9.517985	-5.82%	0
2014*	10.000000	10.106448	1.06%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	9.949836	9.505728	-4.46%	0
2014*	10.000000	9.949836	-0.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.924416	11.458141	-3.91%	0
2014	11.506869	11.924416	3.63%	0
2013	8.243425	11.506869	39.59%	0
2012	7.255560	8.243425	13.62%	0
2011	8.444706	7.255560	-14.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.723097	13.289846	-3.16%	0
2014	12.769122	13.723097	7.47%	0
2013	9.476539	12.769122	34.74%	0
2012	8.749196	9.476539	8.31%	0
2011	9.299831	8.749196	-5.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.635522	11.117027	-4.46%	0
2014	11.449690	11.635522	1.62%	0
2013	9.093078	11.449690	25.92%	0
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.498276	11.063571	-3.78%	0
2014	11.336251	11.498276	1.43%	0
2013	10.166593	11.336251	11.50%	0
2012	9.413534	10.166593	8.00%	0
2011	9.811122	9.413534	-4.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.717858	11.244155	-4.04%	0
2014	11.508610	11.717858	1.82%	0
2013	9.760294	11.508610	17.91%	0
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.840214	10.464718	-3.46%	0
2014	10.786840	10.840214	0.49%	0
2013	10.570438	10.786840	2.05%	0
2012	10.111823	10.570438	4.54%	0
2011	10.252402	10.111823	-1.37%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.660144	9.921764	-6.93%	0
2014	10.719329	10.660144	-0.55%	0
2013*	10.000000	10.719329	7.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.664917	9.865776	-7.49%	0
2014	10.856494	10.664917	-1.76%	0
2013*	10.000000	10.856494	8.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.620030	11.179991	-3.79%	0
2014	11.426432	11.620030	1.69%	0
2013	9.973680	11.426432	14.57%	0
2012	9.127320	9.973680	9.27%	0
2011	9.609020	9.127320	-5.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.654370	11.162939	-4.22%	0
2014	11.461122	11.654370	1.69%	0
2013	9.482933	11.461122	20.86%	0
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.334227	10.905091	-3.79%	0
2014	11.197628	11.334227	1.22%	0
2013	10.350925	11.197628	8.18%	0
2012	9.672804	10.350925	7.01%	0
2011	9.972680	9.672804	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.177269	10.774167	-3.61%	0
2014	10.979595	11.177269	1.80%	0
2013	11.535663	10.979595	-4.82%	0
2012	11.036794	11.535663	4.52%	0
2011	10.681616	11.036794	3.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.112302	11.718269	-3.25%	0
2014	11.875091	12.112302	2.00%	0
2013	12.466340	11.875091	-4.74%	0
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	24.947836	20.322849	-18.54%	0
2014	27.212984	24.947836	-8.32%	0
2013	27.863101	27.212984	-2.33%	0
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	11.024152	10.709307	-2.86%	0
2014	10.840570	11.024152	1.69%	0
2013	11.618343	10.840570	-6.69%	0
2012	11.593332	11.618343	0.22%	0
2011	11.113871	11.593332	4.31%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.097502	7.621119	-5.88%	0
2014	8.386889	8.097502	-3.45%	0
2013	7.335633	8.386889	14.33%	0
2012	6.546696	7.335633	12.05%	0
2011	7.479488	6.546696	-12.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.656884	8.301817	-4.10%	0
2014	9.488893	8.656884	-8.77%	0
2013	8.062965	9.488893	17.68%	0
2012	7.014049	8.062965	14.95%	0
2011	8.275513	7.014049	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	19.315645	18.596906	-3.72%	0
2014	18.918703	19.315645	2.10%	0
2013	15.287862	18.918703	23.75%	0
2012	13.564008	15.287862	12.71%	0
2011	14.517603	13.564008	-6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.287511	13.870453	-2.92%	0
2014	14.047416	14.287511	1.71%	0
2013	12.735008	14.047416	10.31%	0
2012	11.972248	12.735008	6.37%	0
2011	12.202083	11.972248	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.321122	15.787836	-3.27%	0
2014	15.951276	16.321122	2.32%	0
2013	13.726309	15.951276	16.21%	0
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.865623	11.569861	-2.49%	0
2014	11.744262	11.865623	1.03%	0
2013	11.519747	11.744262	1.95%	0
2012	11.263356	11.519747	2.28%	0
2011	11.251313	11.263356	0.11%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.517499	9.896710	-5.90%	0
2014	10.555689	10.517499	-0.36%	0
2013*	10.000000	10.555689	5.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.530038	9.835408	-6.60%	0
2014	10.643302	10.530038	-1.06%	0
2013*	10.000000	10.643302	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.822837	15.336179	-3.08%	0
2014	15.468802	15.822837	2.29%	0
2013	13.638381	15.468802	13.42%	0
2012	12.656520	13.638381	7.76%	0
2011	13.018902	12.656520	-2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.907152	17.287552	-3.46%	0
2014	17.543881	17.907152	2.07%	0
2013	14.741084	17.543881	19.01%	0
2012	13.325289	14.741084	10.62%	0
2011	13.999057	13.325289	-4.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.926996	13.539841	-2.78%	0
2014	13.672807	13.926996	1.86%	0
2013	12.724004	13.672807	7.46%	0
2012	12.110960	12.724004	5.06%	0
2011	12.200977	12.110960	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.638531	21.038897	1.94%	0
2014	19.548352	20.638531	5.58%	0
2013	14.749057	19.548352	32.54%	0
2012	12.807620	14.749057	15.16%	0
2011	13.506022	12.807620	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.876443	9.388964	-4.94%	0
2014*	10.000000	9.876443	-1.24%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.071321	9.808184	-2.61%	0
2014*	10.000000	10.071321	0.71%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	26.714894	25.321777	-5.21%	0
2014	25.105343	26.714894	6.41%	0
2013	19.402642	25.105343	29.39%	0
2012	16.984784	19.402642	14.24%	0
2011	17.920119	16.984784	-5.22%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.348687	8.119107	-2.75%	0
2014	8.584766	8.348687	-2.75%	0
2013	8.827519	8.584766	-2.75%	0
2012	9.077827	8.827519	-2.76%	0
2011	9.333809	9.077827	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	12.694110	11.988165	-5.56%	0
2014	12.565088	12.694110	1.03%	0
2013	13.067368	12.565088	-3.84%	0
2012	11.971291	13.067368	9.16%	0
2011	11.661913	11.971291	2.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.822325	9.489620	-3.39%	0
2014	10.238565	9.822325	-4.07%	0
2013	8.695253	10.238565	17.75%	0
2012	7.740351	8.695253	12.34%	0
2011	8.806401	7.740351	-12.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.293678	12.236858	-7.95%	0
2014	15.134350	13.293678	-12.16%	0
2013	12.855995	15.134350	17.72%	0
2012	11.294806	12.855995	13.82%	0
2011	13.894509	11.294806	-18.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.113194	13.151678	0.29%	0
2014	12.241666	13.113194	7.12%	0
2013	9.364830	12.241666	30.72%	0
2012	8.291891	9.364830	12.94%	0
2011	8.810683	8.291891	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.447477	11.689099	-6.09%	0
2014	11.610202	12.447477	7.21%	0
2013	8.841406	11.610202	31.32%	0
2012	7.731842	8.841406	14.35%	0
2011	8.465881	7.731842	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.138060	12.732524	-3.09%	0
2014	13.025144	13.138060	0.87%	0
2013	9.662818	13.025144	34.80%	0
2012	8.667409	9.662818	11.48%	0
2011	9.327189	8.667409	-7.07%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.802905	14.924780	-5.56%	0
2014	13.886251	15.802905	13.80%	0
2013	10.523977	13.886251	31.95%	0
2012	9.301811	10.523977	13.14%	0
2011	9.791644	9.301811	-5.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	17.625668	17.231687	-2.24%	0
2014	17.675492	17.625668	-0.28%	0
2013	12.625800	17.675492	40.00%	0
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	25.822560	23.532875	-8.87%	0
2014	24.870237	25.822560	3.83%	0
2013	18.263271	24.870237	36.18%	0
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	23.527936	22.447184	-4.59%	0
2014	24.059591	23.527936	-2.21%	0
2013	17.601725	24.059591	36.69%	0
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	17.476309	17.108164	-2.11%	0
2014	16.071411	17.476309	8.74%	0
2013	12.635230	16.071411	27.20%	0
2012	11.412964	12.635230	10.71%	0
2011	11.690824	11.412964	-2.38%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.840733	11.780708	-8.26%	0
2014	10.266665	12.840733	25.07%	0
2013	10.279442	10.266665	-0.12%	0
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.738439	12.504928	-1.83%	0
2014	11.583770	12.738439	9.97%	0
2013*	10.000000	11.583770	15.84%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.555400	9.260919	-3.08%	0
2014	9.777318	9.555400	-2.27%	0
2013	10.043218	9.777318	-2.65%	0
2012	9.976430	10.043218	0.67%	0
2011	10.126320	9.976430	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.654727	11.705846	-7.50%	0
2014	12.446117	12.654727	1.68%	0
2013*	10.000000	12.446117	24.46%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.669999	12.775059	-6.55%	0
2014	15.303479	13.669999	-10.67%	0
2013	13.103093	15.303479	16.79%	0
2012	11.269599	13.103093	16.27%	0
2011	13.232220	11.269599	-14.83%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	25.630406	25.173428	-1.78%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.931616	8.701948	-2.57%	0
2014	9.128507	8.931616	-2.16%	0
2013	9.329105	9.128507	-2.15%	0
2012	9.171238	9.329105	1.72%	0
2011	9.402725	9.171238	-2.46%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.146995	20.470086	-3.20%	0
2014	19.699739	21.146995	7.35%	0
2013	14.720900	19.699739	33.82%	0
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.117622	9.370050	-7.39%	0
2014	10.131178	10.117622	-0.13%	0
2013*	10.000000	10.131178	1.31%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.492729	9.247060	-11.87%	0
2014	10.694929	10.492729	-1.89%	0
2013*	10.000000	10.694929	6.95%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.410356	9.448478	-9.24%	0
2014	10.443829	10.410356	-0.32%	0
2013*	10.000000	10.443829	4.44%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	24.018368	24.215580	0.82%	0
2014	24.200060	24.018368	-0.75%	0
2013	19.595089	24.200060	23.50%	0
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.778066	9.272178	-5.17%	0
2014	9.810141	9.778066	-0.33%	0
2013	10.124727	9.810141	-3.11%	0
2012*	10.000000	10.124727	1.25%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.945039	8.969200	0.27%	0
2014*	10.000000	8.945039	-10.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	18.673950	18.724618	0.27%	0
2014	17.393003	18.673950	7.36%	0
2013	13.606751	17.393003	27.83%	0
2012	11.999343	13.606751	13.40%	0
2011	12.376877	11.999343	-3.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	27.839571	25.423990	-8.68%	0
2014	25.638692	27.839571	8.58%	0
2013	18.747322	25.638692	36.76%	0
2012	16.383631	18.747322	14.43%	0
2011	17.257281	16.383631	-5.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	10.005705	8.836401	-11.69%	0
2014	10.242084	10.005705	-2.31%	0
2013	10.520224	10.242084	-2.64%	0
2012*	10.000000	10.520224	5.20%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.605032	9.119963	-5.05%	0
2014*	10.000000	9.605032	-3.95%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.948941	9.883819	-9.73%	0
2014	11.224773	10.948941	-2.46%	0
2013	12.353434	11.224773	-9.14%	0
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.651267	10.379984	-2.55%	0
2014	10.871110	10.651267	-2.02%	0
2013	11.204537	10.871110	-2.98%	0
2012	10.895714	11.204537	2.83%	0
2011	11.091175	10.895714	-1.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.178624	9.931938	-2.42%	0
2014	10.047724	10.178624	1.30%	0
2013	10.548416	10.047724	-4.75%	0
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.753778	15.965711	-10.07%	0
2014	16.486358	17.753778	7.69%	0
2013	12.494530	16.486358	31.95%	0
2012	10.784745	12.494530	15.85%	0
2011	11.628891	10.784745	-7.26%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.499776	15.094588	-2.61%	0
2014	17.097001	15.499776	-9.34%	0
2013	13.726912	17.097001	24.55%	0
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.507902	17.811491	-8.70%	0
2014	18.282315	19.507902	6.70%	0
2013	13.079713	18.282315	39.78%	0
2012	11.775066	13.079713	11.08%	0
2011	14.738209	11.775066	-20.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.675744	29.177264	9.38%	0
2014	20.902851	26.675744	27.62%	0
2013	14.280110	20.902851	46.38%	0
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.203349	10.804570	-3.56%	0
2014	10.709874	11.203349	4.61%	0
2013	11.077011	10.709874	-3.31%	0
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	19.105150	18.361276	-3.89%	0
2014	19.093566	19.105150	0.06%	0
2013	21.517855	19.093566	-11.27%	0
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.144734	-18.55%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.151954	5.275845	-35.28%	0
2014	10.362448	8.151954	-21.33%	0
2013	9.640010	10.362448	7.49%	0
2012*	10.000000	9.640010	-3.60%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.030183	5.183035	-35.46%	0
2014	10.238440	8.030183	-21.57%	0
2013	9.545243	10.238440	7.26%	0
2012*	10.000000	9.545243	-4.55%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.553192	19.411688	-5.55%	0
2014	21.539034	20.553192	-4.58%	0
2013	14.742376	21.539034	46.10%	0
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.076528	10.626381	-4.06%	0
2014	10.935555	11.076528	1.29%	0
2013	10.051103	10.935555	8.80%	0
2012*	10.000000	10.051103	0.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	18.740763	18.475905	-1.41%	0
2014	17.641638	18.740763	6.23%	0
2013	13.484765	17.641638	30.83%	0
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	27.393485	25.110173	-8.34%	145
2014	25.868447	27.393485	5.90%	0
2013	19.336002	25.868447	33.78%	0
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.613316	11.009467	-5.20%	0
2014	11.566206	11.613316	0.41%	0
2013	13.001950	11.566206	-11.04%	0
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	19.215807	17.566558	-8.58%	0
2014	17.599057	19.215807	9.19%	0
2013	13.363774	17.599057	31.69%	0
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.450229	19.563573	-4.34%	0
2014	18.100019	20.450229	12.98%	0
2013	14.334962	18.100019	26.26%	0
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	10.926622	10.506854	-3.84%	0
2014	10.923671	10.926622	0.03%	0
2013*	10.000000	10.923671	9.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.667886	-3.32%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.063101	13.532429	-3.77%	0
2014	14.193990	14.063101	-0.92%	0
2013	12.762899	14.193990	11.21%	0
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.126400	-8.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.695667	-3.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.432369	11.303249	-9.08%	0
2014	12.110138	12.432369	2.66%	0
2013*	10.000000	12.110138	21.10%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.778681	10.213214	-5.25%	0
2014*	10.000000	10.778681	7.79%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	26.990440	25.623449	-5.06%	0
2014	26.415125	26.990440	2.18%	0
2013	19.312437	26.415125	36.78%	0
2012	17.167519	19.312437	12.49%	0
2011	17.562244	17.167519	-2.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	19.373524	18.994577	-1.96%	0
2014	17.622288	19.373524	9.94%	0
2013	13.765298	17.622288	28.02%	0
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	17.699491	16.736985	-5.44%	0
2014	16.887578	17.699491	4.81%	0
2013	14.379243	16.887578	17.44%	0
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	15.815606	14.984962	-5.25%	0
2014	16.059062	15.815606	-1.52%	0
2013	11.146508	16.059062	44.07%	0
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.810564	9.441256	-3.76%	704
2014*	10.000000	9.810564	-1.89%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	12.830667	11.668854	-9.05%	0
2014	13.378350	12.830667	-4.09%	0
2013	11.853544	13.378350	12.86%	0
2012	11.084423	11.853544	6.94%	0
2011	12.067895	11.084423	-8.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	11.647826	11.271918	-3.23%	0
2014	11.576676	11.647826	0.61%	0
2013	11.821457	11.576676	-2.07%	0
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.337429	12.895190	-3.32%	0
2014	13.167149	13.337429	1.29%	0
2013	11.967139	13.167149	10.03%	0
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.828646	13.379710	-3.25%	0
2014	13.601967	13.828646	1.67%	0
2013	12.101595	13.601967	12.40%	0
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.430605	13.952216	-3.32%	0
2014	14.174006	14.430605	1.81%	0
2013	12.010790	14.174006	18.01%	0
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	15.036702	11.582343	-22.97%	0
2014	17.734410	15.036702	-15.21%	0
2013	14.696536	17.734410	20.67%	0
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	18.143970	16.888367	-6.92%	0
2014	17.207514	18.143970	5.44%	0
2013	13.849083	17.207514	24.25%	0
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	19.119173	19.866938	3.91%	1,479
2014	17.718577	19.119173	7.90%	1,479
2013	13.403393	17.718577	32.19%	0
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	11.816038	11.387571	-3.63%	0
2014	11.509795	11.816038	2.66%	0
2013	12.091408	11.509795	-4.81%	0
2012	11.780440	12.091408	2.64%	0
2011	11.322263	11.780440	4.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	30.754840	29.406670	-4.38%	1,075
2014	29.840967	30.754840	3.06%	1,075
2013	22.595215	29.840967	32.07%	0
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	18.482697	18.557280	0.40%	534
2014	20.735722	18.482697	-10.87%	0
2013	16.388705	20.735722	26.52%	0
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	23.695549	22.297117	-5.90%	0
2014	22.887514	23.695549	3.53%	0
2013	18.087037	22.887514	26.54%	0
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.433662	10.422914	-8.84%	600
2014	11.437321	11.433662	-0.03%	0
2013	9.506783	11.437321	20.31%	0
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.443157	12.144873	-9.66%	0
2014	13.220200	13.443157	1.69%	0
2013	11.936787	13.220200	10.75%	0
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	19.930590	18.665767	-6.35%	0
2014	18.859588	19.930590	5.68%	0
2013	14.960844	18.859588	26.06%	0
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	25.486989	22.943148	-9.98%	0
2014	26.072543	25.486989	-2.25%	0
2013	19.688406	26.072543	32.43%	0
2012	17.110551	19.688406	15.07%	0
2011	18.290326	17.110551	-6.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.251148	7.229138	-21.86%	0
2014*	10.000000	9.251148	-7.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	17.813118	16.189921	-9.11%	0
2014	20.622174	17.813118	-13.62%	0
2013	17.252789	20.622174	19.53%	0
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.895252	9.204062	-6.99%	0
2014*	10.000000	9.895252	-1.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.285884	10.331661	-8.46%	0
2014	11.170283	11.285884	1.03%	0
2013	10.119132	11.170283	10.39%	0
2012*	10.000000	10.119132	1.19%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.977202	9.877135	-1.00%	0
2014	9.807613	9.977202	1.73%	0
2013*	10.000000	9.807613	-1.92%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.638468	13.886258	1.82%	0
2014	12.971739	13.638468	5.14%	0
2013	9.546221	12.971739	35.88%	0
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.463181	11.595568	-6.96%	0
2014	12.309019	12.463181	1.25%	0
2013	9.857551	12.309019	24.87%	0
2012*	10.000000	9.857551	-1.42%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.398321	13.158788	-1.79%	0
2014	12.799835	13.398321	4.68%	0
2013	9.639823	12.799835	32.78%	0
2012*	10.000000	9.639823	-3.60%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.512924	12.928999	-10.91%	475
2014	15.761022	14.512924	-7.92%	0
2013	12.958181	15.761022	21.63%	0
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.389199	10.350119	-9.12%	898
2014	11.498254	11.389199	-0.95%	898
2013	10.705396	11.498254	7.41%	0
2012*	10.000000	10.705396	7.05%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.197304	12.086222	-8.42%	0
2014	12.586962	13.197304	4.85%	0
2013	9.965800	12.586962	26.30%	0
2012*	10.000000	9.965800	-0.34%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	19.095541	18.637026	-2.40%	0
2014	18.150293	19.095541	5.21%	0
2013	15.586418	18.150293	16.45%	0
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.686401	-3.14%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	23.702893	25.789535	8.80%	0
2014	22.481949	23.702893	5.43%	0
2013	17.671304	22.481949	27.22%	0
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.788145	14.024685	1.72%	0
2014	12.972649	13.788145	6.29%	0
2013	9.857446	12.972649	31.60%	0
2012*	10.000000	9.857446	-1.43%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	23.772057	21.071553	-11.36%	0
2014	27.824520	23.772057	-14.56%	0
2013	25.048520	27.824520	11.08%	0
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.356915	7.270589	-22.30%	305
2014*	10.000000	9.356915	-6.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.495492	11.884934	-4.89%	196
2014	13.897130	12.495492	-10.09%	0
2013	10.124137	13.897130	37.27%	0
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	22.183308	21.360745	-3.71%	174
2014	20.709429	22.183308	7.12%	0
2013	15.712564	20.709429	31.80%	0
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.961494	14.428295	3.34%	0
2014	14.202803	13.961494	-1.70%	0
2013	11.448030	14.202803	24.06%	0
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.625801	-3.74%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.779533	14.238309	-9.77%	0
2014	16.576352	15.779533	-4.81%	0
2013	12.927189	16.576352	28.23%	0
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.680155	19.208138	-7.12%	0
2014	18.836864	20.680155	9.79%	0
2013	14.717743	18.836864	27.99%	0
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.856279	12.619269	-1.84%	0
2014	12.597934	12.856279	2.05%	0
2013	10.512811	12.597934	19.83%	0
2012	9.347262	10.512811	12.47%	0
2011	9.527413	9.347262	-1.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.317560	10.005496	-3.02%	0
2014	10.111357	10.317560	2.04%	0
2013	10.677472	10.111357	-5.30%	0
2012	10.466013	10.677472	2.02%	0
2011	10.183718	10.466013	2.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.597858	14.081903	3.56%	0
2014	13.737430	13.597858	-1.02%	0
2013	10.986318	13.737430	25.04%	0
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	13.003065	13.451292	3.45%	0
2014	12.379059	13.003065	5.04%	0
2013	9.825956	12.379059	25.98%	0
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.988163	11.779077	-1.74%	0
2014	11.189124	11.988163	7.14%	0
2013	8.657138	11.189124	29.25%	0
2012	7.608789	8.657138	13.78%	0
2011	8.006521	7.608789	-4.97%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.212477	-7.88%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	15.946289	15.095570	-5.33%	0
2014	15.997653	15.946289	-0.32%	0
2013	15.371340	15.997653	4.07%	0
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	19.640621	17.846667	-9.13%	0
2014	18.550540	19.640621	5.88%	0
2013	14.105376	18.550540	31.51%	0
2012	12.281047	14.105376	14.85%	0
2011	12.964673	12.281047	-5.27%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	10.101429	9.508368	-5.87%	0
2014*	10.000000	10.101429	1.01%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	9.944909	9.496130	-4.51%	0
2014*	10.000000	9.944909	-0.55%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.883536	11.412987	-3.96%	0
2014	11.473316	11.883536	3.58%	0
2013	8.223614	11.473316	39.52%	0
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.676061	13.237495	-3.21%	0
2014	12.731911	13.676061	7.42%	0
2013	9.453792	12.731911	34.68%	0
2012	8.732701	9.453792	8.26%	0
2011	9.287067	8.732701	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.595719	11.073299	-4.51%	0
2014	11.416396	11.595719	1.57%	0
2013	9.071301	11.416396	25.85%	0
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.458907	11.020024	-3.83%	300
2014	11.303253	11.458907	1.38%	0
2013	10.142217	11.303253	11.45%	0
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.677753	11.199906	-4.09%	0
2014	11.475126	11.677753	1.77%	0
2013	9.736897	11.475126	17.85%	0
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.803089	10.423517	-3.51%	0
2014	10.755430	10.803089	0.44%	0
2013	10.545087	10.755430	1.99%	0
2012	10.092777	10.545087	4.48%	0
2011	10.238350	10.092777	-1.42%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.651004	9.908172	-6.97%	0
2014	10.715650	10.651004	-0.60%	0
2013*	10.000000	10.715650	7.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.655765	9.852239	-7.54%	0
2014	10.852763	10.655765	-1.82%	0
2013*	10.000000	10.852763	8.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.580288	11.136019	-3.84%	0
2014	11.393201	11.580288	1.64%	0
2013	9.949779	11.393201	14.51%	0
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.614469	11.118998	-4.27%	0
2014	11.427758	11.614469	1.63%	0
2013	9.460189	11.427758	20.80%	0
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.295464	10.862204	-3.84%	0
2014	11.165064	11.295464	1.17%	0
2013	10.326136	11.165064	8.12%	0
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.139016	10.731772	-3.66%	310
2014	10.947658	11.139016	1.75%	0
2013	11.508013	10.947658	-4.87%	0
2012	11.016021	11.508013	4.47%	0
2011	10.666995	11.016021	3.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.070830	11.672135	-3.30%	0
2014	11.840522	12.070830	1.95%	0
2013	12.436445	11.840522	-4.79%	0
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	24.798604	20.190887	-18.58%	199
2014	27.064117	24.798604	-8.37%	199
2013	27.724932	27.064117	-2.38%	0
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.958173	10.639733	-2.91%	0
2014	10.781225	10.958173	1.64%	0
2013	11.560693	10.781225	-6.74%	0
2012	11.541747	11.560693	0.16%	0
2011	11.070092	11.541747	4.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.069825	7.591160	-5.93%	314
2014	8.362511	8.069825	-3.50%	0
2013	7.318072	8.362511	14.27%	0
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.618321	8.260578	-4.15%	0
2014	9.451487	8.618321	-8.82%	0
2013	8.035306	9.451487	17.62%	0
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	19.200033	18.476085	-3.77%	0
2014	18.815140	19.200033	2.05%	0
2013	15.211995	18.815140	23.69%	0
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.245924	13.822964	-2.97%	0
2014	14.013733	14.245924	1.66%	0
2013	12.711006	14.013733	10.25%	0
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.273628	15.733797	-3.32%	0
2014	15.913040	16.273628	2.27%	0
2013	13.700429	15.913040	16.15%	0
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.794682	11.494770	-2.54%	294
2014	11.680051	11.794682	0.98%	0
2013	11.462657	11.680051	1.90%	0
2012	11.213319	11.462657	2.22%	0
2011	11.207072	11.213319	0.06%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.508470	9.883121	-5.95%	0
2014	10.552060	10.508470	-0.41%	0
2013*	10.000000	10.552060	5.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.521005	9.821915	-6.64%	0
2014	10.639645	10.521005	-1.12%	0
2013*	10.000000	10.639645	6.40%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.728144	15.236554	-3.13%	0
2014	15.384138	15.728144	2.24%	0
2013	13.570711	15.384138	13.36%	0
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.800016	17.175295	-3.51%	0
2014	17.447894	17.800016	2.02%	0
2013	14.667970	17.447894	18.95%	0
2012	13.266031	14.667970	10.57%	0
2011	13.943954	13.266031	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.843669	13.451908	-2.83%	0
2014	13.597992	13.843669	1.81%	0
2013	12.660893	13.597992	7.40%	0
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.578521	20.966938	1.89%	0
2014	19.501541	20.578521	5.52%	0
2013	14.721296	19.501541	32.47%	0
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.874079	9.381897	-4.98%	0
2014*	10.000000	9.874079	-1.26%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.068910	9.800798	-2.66%	0
2014*	10.000000	10.068910	0.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	26.555049	25.157316	-5.26%	0
2014	24.967964	26.555049	6.36%	0
2013	19.306383	24.967964	29.32%	0
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.297687	8.065353	-2.80%	0
2014	8.536715	8.297687	-2.80%	0
2013	8.782623	8.536715	-2.80%	0
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	12.618235	11.910382	-5.61%	275
2014	12.496407	12.618235	0.97%	0
2013	13.002609	12.496407	-3.89%	0
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.788724	9.452286	-3.44%	0
2014	10.208791	9.788724	-4.11%	0
2013	8.674427	10.208791	17.69%	0
2012	7.725792	8.674427	12.28%	0
2011	8.794338	7.725792	-12.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.214157	12.157400	-8.00%	0
2014	15.051552	13.214157	-12.21%	0
2013	12.792227	15.051552	17.66%	0
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.068250	13.099864	0.24%	0
2014	12.205975	13.068250	7.06%	0
2013	9.342327	12.205975	30.65%	0
2012	8.276240	9.342327	12.88%	0
2011	8.798578	8.276240	-5.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.404860	11.643087	-6.14%	315
2014	11.576407	12.404860	7.16%	0
2013	8.820197	11.576407	31.25%	0
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.093104	12.682444	-3.14%	0
2014	12.987247	13.093104	0.82%	0
2013	9.639645	12.987247	34.73%	0
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.748830	14.866063	-5.61%	0
2014	13.845848	15.748830	13.74%	0
2013	10.498746	13.845848	31.88%	0
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	17.520256	17.119811	-2.29%	662
2014	17.578827	17.520256	-0.33%	662
2013	12.563196	17.578827	39.92%	0
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	25.668109	23.380077	-8.91%	0
2014	24.734204	25.668109	3.78%	0
2013	18.172703	24.734204	36.11%	0
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	23.387233	22.301470	-4.64%	0
2014	23.928023	23.387233	-2.26%	0
2013	17.514474	23.928023	36.62%	0
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	17.371725	16.997039	-2.16%	0
2014	15.983452	17.371725	8.69%	0
2013	12.572539	15.983452	27.13%	0
2012	11.362198	12.572539	10.65%	0
2011	11.644800	11.362198	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.796743	11.734323	-8.30%	0
2014	10.236747	12.796743	25.01%	0
2013	10.254766	10.236747	-0.18%	0
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.727521	12.487782	-1.88%	0
2014	11.579798	12.727521	9.91%	0
2013*	10.000000	11.579798	15.80%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.522699	9.224476	-3.13%	0
2014	9.748868	9.522699	-2.32%	0
2013	10.019151	9.748868	-2.70%	0
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.643898	11.689805	-7.55%	0
2014	12.441855	12.643898	1.62%	0
2013*	10.000000	12.441855	24.42%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.630211	12.731319	-6.59%	475
2014	15.266787	13.630211	-10.72%	0
2013	13.078392	15.266787	16.73%	0
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	25.472734	25.005713	-1.83%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.878185	8.645441	-2.62%	0
2014	9.078569	8.878185	-2.21%	0
2013	9.282843	9.078569	-2.20%	0
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	21.020485	20.337167	-3.25%	0
2014	19.591962	21.020485	7.29%	0
2013	14.647886	19.591962	33.75%	0
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.108932	9.357187	-7.44%	1,363
2014	10.127695	10.108932	-0.19%	0
2013*	10.000000	10.127695	1.28%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.483731	9.234388	-11.92%	0
2014	10.691269	10.483731	-1.94%	0
2013*	10.000000	10.691269	6.91%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.401438	9.435536	-9.29%	0
2014	10.440241	10.401438	-0.37%	0
2013*	10.000000	10.440241	4.40%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	23.874655	24.058317	0.77%	149
2014	24.067630	23.874655	-0.80%	0
2013	19.497879	24.067630	23.44%	0
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.767096	9.257006	-5.22%	0
2014	9.804185	9.767096	-0.38%	0
2013	10.123789	9.804185	-3.16%	0
2012*	10.000000	10.123789	1.24%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.941962	8.961504	0.22%	0
2014*	10.000000	8.941962	-10.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	18.562254	18.603051	0.22%	0
2014	17.297860	18.562254	7.31%	0
2013	13.539266	17.297860	27.76%	0
2012	11.945976	13.539266	13.34%	0
2011	12.328168	11.945976	-3.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	27.673013	25.258884	-8.72%	0
2014	25.498415	27.673013	8.53%	0
2013	18.654335	25.498415	36.69%	0
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	9.992002	8.819760	-11.73%	0
2014	10.233309	9.992002	-2.36%	0
2013	10.516617	10.233309	-2.69%	0
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.601716	9.112124	-5.10%	0
2014*	10.000000	9.601716	-3.98%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.917071	9.849984	-9.77%	0
2014	11.197859	10.917071	-2.51%	0
2013	12.330148	11.197859	-9.18%	0
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.620254	10.344440	-2.60%	0
2014	10.845035	10.620254	-2.07%	0
2013	11.183414	10.845035	-3.03%	0
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.159470	9.908150	-2.47%	0
2014	10.033962	10.159470	1.25%	0
2013	10.539384	10.033962	-4.80%	0
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.647526	15.862001	-10.12%	0
2014	16.396122	17.647526	7.63%	0
2013	12.432532	16.396122	31.88%	0
2012	10.736764	12.432532	15.79%	0
2011	11.583112	10.736764	-7.31%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.407054	14.996571	-2.66%	0
2014	17.003468	15.407054	-9.39%	0
2013	13.658834	17.003468	24.49%	0
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.391181	17.695807	-8.74%	0
2014	18.182278	19.391181	6.65%	0
2013	13.014828	18.182278	39.70%	0
2012	11.722688	13.014828	11.02%	0
2011	14.680190	11.722688	-20.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.611947	29.092509	9.32%	575
2014	20.863569	26.611947	27.55%	493
2013	14.260594	20.863569	46.30%	0
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.136284	10.734352	-3.61%	0
2014	10.651238	11.136284	4.55%	0
2013	11.022034	10.651238	-3.36%	0
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	18.987684	18.238998	-3.94%	0
2014	18.985940	18.987684	0.01%	0
2013	21.407573	18.985940	-11.31%	0
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.141933	-18.58%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.140753	5.265872	-35.31%	0
2014	10.353549	8.140753	-21.37%	0
2013	9.636679	10.353549	7.44%	0
2012*	10.000000	9.636679	-3.63%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.019157	5.173250	-35.49%	1,676
2014	10.229646	8.019157	-21.61%	0
2013	9.541964	10.229646	7.21%	0
2012*	10.000000	9.541964	-4.58%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.446471	19.300950	-5.60%	0
2014	21.438217	20.446471	-4.63%	0
2013	14.680910	21.438217	46.03%	0
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.061323	10.606335	-4.11%	0
2014	10.926177	11.061323	1.24%	0
2013	10.047648	10.926177	8.74%	0
2012*	10.000000	10.047648	0.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	18.628607	18.355889	-1.46%	0
2014	17.545076	18.628607	6.18%	0
2013	13.417858	17.545076	30.76%	0
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	27.229607	24.947107	-8.38%	0
2014	25.726932	27.229607	5.84%	0
2013	19.240120	25.726932	33.72%	0
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.541832	10.936072	-5.25%	0
2014	11.500928	11.541832	0.36%	0
2013	12.935243	11.500928	-11.09%	0
2012	12.399799	12.935243	4.32%	0
2011	11.421046	12.399799	8.57%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	19.100791	17.452425	-8.63%	0
2014	17.502713	19.100791	9.13%	0
2013	13.297445	17.502713	31.62%	0
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.348797	19.456527	-4.38%	0
2014	18.019510	20.348797	12.93%	0
2013	14.278533	18.019510	26.20%	0
2012	12.646237	14.278533	12.91%	0
2011	13.127160	12.646237	-3.66%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	10.917247	10.492435	-3.89%	0
2014	10.919911	10.917247	-0.02%	0
2013*	10.000000	10.919911	9.20%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.664562	-3.35%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	14.022151	13.486078	-3.82%	0
2014	14.159939	14.022151	-0.97%	0
2013	12.738832	14.159939	11.16%	0
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.123264	-8.77%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.692328	-3.08%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.421712	11.287750	-9.13%	0
2014	12.105982	12.421712	2.61%	0
2013*	10.000000	12.105982	21.06%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.774972	10.204450	-5.29%	0
2014*	10.000000	10.774972	7.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	26.828908	25.457008	-5.11%	0
2014	26.270556	26.828908	2.13%	0
2013	19.216619	26.270556	36.71%	0
2012	17.091152	19.216619	12.44%	0
2011	17.493101	17.091152	-2.30%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	19.257526	18.871137	-2.01%	0
2014	17.525788	19.257526	9.88%	0
2013	13.696965	17.525788	27.95%	0
2012	12.210229	13.696965	12.18%	0
2011	12.367268	12.210229	-1.27%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	17.593527	16.628230	-5.49%	0
2014	16.795122	17.593527	4.75%	0
2013	14.307877	16.795122	17.38%	0
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	15.720917	14.887578	-5.30%	0
2014	15.971149	15.720917	-1.57%	0
2013	11.091185	15.971149	44.00%	0
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.807171	9.433136	-3.81%	0
2014*	10.000000	9.807171	-1.93%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	12.753841	11.593037	-9.10%	0
2014	13.305082	12.753841	-4.14%	0
2013	11.794689	13.305082	12.81%	0
2012	11.035075	11.794689	6.88%	0
2011	12.020349	11.035075	-8.20%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	11.578089	11.198670	-3.28%	0
2014	11.513297	11.578089	0.56%	0
2013	11.762793	11.513297	-2.12%	0
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.271241	12.824590	-3.37%	0
2014	13.108541	13.271241	1.24%	0
2013	11.920013	13.108541	9.97%	0
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.760073	13.306502	-3.30%	0
2014	13.541487	13.760073	1.61%	0
2013	12.053994	13.541487	12.34%	0
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.359008	13.875833	-3.36%	0
2014	14.110938	14.359008	1.76%	0
2013	11.963496	14.110938	17.95%	0
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	14.962068	11.518918	-23.01%	0
2014	17.655476	14.962068	-15.26%	0
2013	14.638652	17.655476	20.61%	0
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	18.035381	16.778652	-6.97%	0
2014	17.113328	18.035381	5.39%	0
2013	13.780359	17.113328	24.19%	0
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	19.004730	19.737859	3.86%	0
2014	17.621578	19.004730	7.85%	0
2013	13.336874	17.621578	32.13%	0
2012	12.000554	13.336874	11.14%	0
2011	12.355870	12.000554	-2.88%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	11.745278	11.313537	-3.68%	0
2014	11.446764	11.745278	2.61%	0
2013	12.031386	11.446764	-4.86%	0
2012	11.728008	12.031386	2.59%	0
2011	11.277651	11.728008	3.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	30.570788	29.215641	-4.43%	0
2014	29.677652	30.570788	3.01%	0
2013	22.483110	29.677652	32.00%	0
2012	20.202239	22.483110	11.29%	0
2011	23.325437	20.202239	-13.39%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	18.372052	18.436690	0.35%	0
2014	20.622203	18.372052	-10.91%	0
2013	16.307363	20.622203	26.46%	0
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	23.553679	22.152214	-5.95%	0
2014	22.762183	23.553679	3.48%	0
2013	17.997234	22.762183	26.48%	0
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.394514	10.381873	-8.89%	0
2014	11.404023	11.394514	-0.08%	0
2013	9.483976	11.404023	20.25%	0
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.383363	12.084632	-9.70%	0
2014	13.168160	13.383363	1.63%	0
2013	11.895920	13.168160	10.69%	0
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	19.811233	18.544451	-6.39%	0
2014	18.756282	19.811233	5.62%	0
2013	14.886544	18.756282	25.99%	0
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	25.334492	22.794135	-10.03%	0
2014	25.929887	25.334492	-2.30%	0
2013	19.590759	25.929887	32.36%	0
2012	17.034455	19.590759	15.01%	0
2011	18.218332	17.034455	-6.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.247957	7.222913	-21.90%	0
2014*	10.000000	9.247957	-7.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	17.706473	16.084719	-9.16%	0
2014	20.509280	17.706473	-13.67%	0
2013	17.167175	20.509280	19.47%	0
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.891841	9.196152	-7.03%	0
2014*	10.000000	9.891841	-1.08%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.270417	10.312188	-8.50%	0
2014	11.160699	11.270417	0.98%	0
2013	10.115661	11.160699	10.33%	0
2012*	10.000000	10.115661	1.16%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.968642	9.863589	-1.05%	0
2014	9.804241	9.968642	1.68%	0
2013*	10.000000	9.804241	-1.96%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.619691	13.860009	1.76%	0
2014	12.960546	13.619691	5.09%	0
2013	9.542897	12.960546	35.81%	0
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.446106	11.573727	-7.01%	0
2014	12.298480	12.446106	1.20%	0
2013	9.854172	12.298480	24.80%	0
2012*	10.000000	9.854172	-1.46%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.379896	13.133931	-1.84%	0
2014	12.788804	13.379896	4.62%	0
2013	9.636471	12.788804	32.71%	0
2012*	10.000000	9.636471	-3.64%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.470666	12.884716	-10.96%	0
2014	15.723221	14.470666	-7.97%	0
2013	12.933754	15.723221	21.57%	0
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.373597	10.330624	-9.17%	0
2014	11.488410	11.373597	-1.00%	0
2013	10.701726	11.488410	7.35%	0
2012*	10.000000	10.701726	7.02%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.179193	12.063433	-8.47%	0
2014	12.576162	13.179193	4.80%	0
2013	9.962370	12.576162	26.24%	0
2012*	10.000000	9.962370	-0.38%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	18.981274	18.515978	-2.45%	0
2014	18.050970	18.981274	5.15%	0
2013	15.509102	18.050970	16.39%	0
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.683067	-3.17%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	23.560979	25.621949	8.75%	0
2014	22.358839	23.560979	5.38%	0
2013	17.583572	22.358839	27.16%	0
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.769177	13.998188	1.66%	0
2014	12.961465	13.769177	6.23%	0
2013	9.854009	12.961465	31.53%	0
2012*	10.000000	9.854009	-1.46%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	23.629732	20.934619	-11.41%	0
2014	27.672179	23.629732	-14.61%	0
2013	24.924190	27.672179	11.03%	0
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.353698	7.264344	-22.34%	0
2014*	10.000000	9.353698	-6.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.478367	11.862540	-4.94%	0
2014	13.885236	12.478367	-10.13%	0
2013	10.120669	13.885236	37.20%	0
2012*	10.000000	10.120669	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	22.050521	21.221965	-3.76%	0
2014	20.596062	22.050521	7.06%	0
2013	15.634583	20.596062	31.73%	0
2012	13.888456	15.634583	12.57%	0
2011	14.362053	13.888456	-3.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.928054	14.386342	3.29%	0
2014	14.176074	13.928054	-1.75%	0
2013	11.432369	14.176074	24.00%	0
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.622014	-3.78%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.745751	14.200506	-9.81%	0
2014	16.549380	15.745751	-4.86%	0
2013	12.912787	16.549380	28.16%	0
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.619984	19.142396	-7.17%	0
2014	18.791711	20.619984	9.73%	0
2013	14.689994	18.791711	27.92%	0
2012	13.213193	14.689994	11.18%	0
2011	13.534200	13.213193	-2.37%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.799045	12.556624	-1.89%	0
2014	12.548315	12.799045	2.00%	0
2013	10.476793	12.548315	19.77%	0
2012	9.320040	10.476793	12.41%	0
2011	9.504544	9.320040	-1.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.271667	9.955862	-3.07%	0
2014	10.071563	10.271667	1.99%	0
2013	10.640922	10.071563	-5.35%	0
2012	10.435564	10.640922	1.97%	0
2011	10.159307	10.435564	2.72%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.537350	14.012016	3.51%	0
2014	13.683337	13.537350	-1.07%	0
2013	10.948685	13.683337	24.98%	0
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	12.945167	13.384511	3.39%	0
2014	12.330279	12.945167	4.99%	0
2013	9.792270	12.330279	25.92%	0
2012	8.586035	9.792270	14.05%	0
2011	9.272117	8.586035	-7.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.940937	11.726651	-1.79%	0
2014	11.150775	11.940937	7.09%	0
2013	8.631907	11.150775	29.18%	0
2012	7.590534	8.631907	13.72%	0
2011	7.991427	7.590534	-5.02%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.210260	-7.90%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	15.850825	14.997475	-5.38%	0
2014	15.910070	15.850825	-0.37%	0
2013	15.295067	15.910070	4.02%	0
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	19.523032	17.730689	-9.18%	0
2014	18.448978	19.523032	5.82%	0
2013	14.035362	18.448978	31.45%	0
2012	12.226383	14.035362	14.80%	0
2011	12.913599	12.226383	-5.32%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	10.096412	9.498734	-5.92%	0
2014*	10.000000	10.096412	0.96%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	9.939976	9.486531	-4.56%	0
2014*	10.000000	9.939976	-0.60%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.842857	11.368067	-4.01%	0
2014	11.439929	11.842857	3.52%	0
2013	8.203888	11.439929	39.45%	0
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.629230	13.185379	-3.26%	0
2014	12.694842	13.629230	7.36%	0
2013	9.431110	12.694842	34.61%	0
2012	8.716239	9.431110	8.20%	0
2011	9.274324	8.716239	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.555999	11.029693	-4.55%	0
2014	11.383153	11.555999	1.52%	0
2013	9.049531	11.383153	25.79%	0
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.419706	10.976680	-3.88%	0
2014	11.270381	11.419706	1.32%	0
2013	10.117925	11.270381	11.39%	0
2012	9.378138	10.117925	7.89%	0
2011	9.784267	9.378138	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.637731	11.155785	-4.14%	0
2014	11.441685	11.637731	1.71%	0
2013	9.713521	11.441685	17.79%	0
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.766117	10.382498	-3.56%	0
2014	10.724143	10.766117	0.39%	0
2013	10.519815	10.724143	1.94%	0
2012	10.073777	10.519815	4.43%	0
2011	10.224311	10.073777	-1.47%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.641867	9.894577	-7.02%	0
2014	10.711962	10.641867	-0.65%	0
2013*	10.000000	10.711962	7.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.646625	9.838725	-7.59%	0
2014	10.849038	10.646625	-1.87%	0
2013*	10.000000	10.849038	8.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.540629	11.092181	-3.89%	0
2014	11.360036	11.540629	1.59%	0
2013	9.925920	11.360036	14.45%	0
2012	9.092978	9.925920	9.16%	0
2011	9.582699	9.092978	-5.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.574734	11.075255	-4.32%	0
2014	11.394513	11.574734	1.58%	0
2013	9.437511	11.394513	20.74%	0
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.256742	10.819399	-3.89%	0
2014	11.132523	11.256742	1.12%	0
2013	10.301326	11.132523	8.07%	0
2012	9.636400	10.301326	6.90%	0
2011	9.945350	9.636400	-3.11%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.100905	10.689550	-3.71%	0
2014	10.915807	11.100905	1.70%	0
2013	11.480446	10.915807	-4.92%	0
2012	10.995300	11.480446	4.41%	0
2011	10.652381	10.995300	3.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	12.029540	11.626232	-3.35%	0
2014	11.806084	12.029540	1.89%	0
2013	12.406648	11.806084	-4.84%	0
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	24.650136	20.059660	-18.62%	0
2014	26.915950	24.650136	-8.42%	0
2013	27.587348	26.915950	-2.43%	0
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.892598	10.570630	-2.96%	0
2014	10.722229	10.892598	1.59%	0
2013	11.503350	10.722229	-6.79%	0
2012	11.490431	11.503350	0.11%	0
2011	11.026530	11.490431	4.21%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.042169	7.561253	-5.98%	0
2014	8.338150	8.042169	-3.55%	0
2013	7.300507	8.338150	14.21%	0
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.579975	8.219598	-4.20%	0
2014	9.414283	8.579975	-8.86%	0
2013	8.007794	9.414283	17.56%	0
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	19.085107	18.356050	-3.82%	0
2014	18.712143	19.085107	1.99%	0
2013	15.136506	18.712143	23.62%	0
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.204463	13.775656	-3.02%	0
2014	13.980133	14.204463	1.60%	0
2013	12.687062	13.980133	10.19%	0
2012	11.939486	12.687062	6.26%	0
2011	12.181184	11.939486	-1.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.226245	15.679908	-3.37%	0
2014	15.874871	16.226245	2.21%	0
2013	13.674611	15.874871	16.09%	0
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.724056	11.420056	-2.59%	0
2014	11.616088	11.724056	0.93%	0
2013	11.405758	11.616088	1.84%	0
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.499449	9.869558	-6.00%	0
2014	10.548432	10.499449	-0.46%	0
2013*	10.000000	10.548432	5.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.511971	9.808420	-6.69%	0
2014	10.635981	10.511971	-1.17%	0
2013*	10.000000	10.635981	6.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.633991	15.137558	-3.18%	0
2014	15.299921	15.633991	2.18%	0
2013	13.503367	15.299921	13.30%	0
2012	12.544168	13.503367	7.65%	0
2011	12.916590	12.544168	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.693477	17.063713	-3.56%	0
2014	17.352389	17.693477	1.97%	0
2013	14.595190	17.352389	18.89%	0
2012	13.207012	14.595190	10.51%	0
2011	13.889053	13.207012	-4.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.760797	13.364504	-2.88%	0
2014	13.523549	13.760797	1.75%	0
2013	12.598066	13.523549	7.35%	0
2012	12.003465	12.598066	4.95%	0
2011	12.105103	12.003465	-0.84%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.518585	20.895124	1.84%	0
2014	19.454741	20.518585	5.47%	0
2013	14.693521	19.454741	32.40%	0
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.871717	9.374829	-5.03%	0
2014*	10.000000	9.871717	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.066499	9.793405	-2.71%	0
2014*	10.000000	10.066499	0.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	26.396106	24.993881	-5.31%	0
2014	24.831290	26.396106	6.30%	0
2013	19.210569	24.831290	29.26%	0
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.246977	8.011938	-2.85%	0
2014	8.488909	8.246977	-2.85%	0
2013	8.737937	8.488909	-2.85%	0
2012	8.994979	8.737937	-2.86%	0
2011	9.258116	8.994979	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	12.542678	11.832977	-5.66%	0
2014	12.427970	12.542678	0.92%	0
2013	12.938064	12.427970	-3.94%	0
2012	11.865073	12.938064	9.04%	0
2011	11.570290	11.865073	2.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.755189	9.415062	-3.49%	0
2014	10.179053	9.755189	-4.16%	0
2013	8.653606	10.179053	17.63%	0
2012	7.711226	8.653606	12.22%	0
2011	8.782268	7.711226	-12.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.135030	12.078378	-8.04%	0
2014	14.969125	13.135030	-12.25%	0
2013	12.728730	14.969125	17.60%	0
2012	11.194522	12.728730	13.70%	0
2011	13.785318	11.194522	-18.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	13.023508	13.048294	0.19%	0
2014	12.170449	13.023508	7.01%	0
2013	9.319931	12.170449	30.59%	0
2012	8.260656	9.319931	12.82%	0
2011	8.786513	8.260656	-5.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.362402	11.597261	-6.19%	0
2014	11.542710	12.362402	7.10%	0
2013	8.799036	11.542710	31.18%	0
2012	7.702727	8.799036	14.23%	0
2011	8.442670	7.702727	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.048257	12.632486	-3.19%	0
2014	12.949418	13.048257	0.76%	0
2013	9.616516	12.949418	34.66%	0
2012	8.634773	9.616516	11.37%	0
2011	9.301624	8.634773	-7.17%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.694895	14.807531	-5.65%	0
2014	13.805540	15.694895	13.69%	0
2013	10.473569	13.805540	31.81%	0
2012	9.266808	10.473569	13.02%	0
2011	9.764817	9.266808	-5.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	17.415366	17.008560	-2.34%	0
2014	17.482579	17.415366	-0.38%	0
2013	12.500841	17.482579	39.85%	0
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	25.514479	23.228181	-8.96%	0
2014	24.598809	25.514479	3.72%	0
2013	18.082524	24.598809	36.04%	0
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	23.247258	22.156593	-4.69%	0
2014	23.797052	23.247258	-2.31%	0
2013	17.427564	23.797052	36.55%	0
2012	15.569294	17.427564	11.94%	0
2011	17.012454	15.569294	-8.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	17.267705	16.886571	-2.21%	0
2014	15.895927	17.267705	8.63%	0
2013	12.510130	15.895927	27.06%	0
2012	11.311622	12.510130	10.60%	0
2011	11.598921	11.311622	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.752922	11.688118	-8.35%	0
2014	10.206939	12.752922	24.94%	0
2013	10.230162	10.206939	-0.23%	0
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.716613	12.470660	-1.93%	0
2014	11.575821	12.716613	9.85%	0
2013*	10.000000	11.575821	15.76%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.490082	9.188161	-3.18%	0
2014	9.720476	9.490082	-2.37%	0
2013	9.995108	9.720476	-2.75%	0
2012	9.938892	9.995108	0.57%	0
2011	10.098578	9.938892	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.633032	11.673749	-7.59%	0
2014	12.437573	12.633032	1.57%	0
2013*	10.000000	12.437573	24.38%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.590517	12.687711	-6.64%	0
2014	15.230165	13.590517	-10.77%	0
2013	13.053727	15.230165	16.67%	0
2012	11.238732	13.053727	16.15%	0
2011	13.209555	11.238732	-14.92%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	25.315966	24.839027	-1.88%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.825082	8.589317	-2.67%	0
2014	9.028901	8.825082	-2.26%	0
2013	9.236800	9.028901	-2.25%	0
2012	9.089877	9.236800	1.62%	0
2011	9.328868	9.089877	-2.56%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.894608	20.204983	-3.30%	0
2014	19.484658	20.894608	7.24%	0
2013	14.575147	19.484658	33.68%	0
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.100251	9.344333	-7.48%	0
2014	10.124210	10.100251	-0.24%	0
2013*	10.000000	10.124210	1.24%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.474732	9.221708	-11.96%	0
2014	10.687589	10.474732	-1.99%	0
2013*	10.000000	10.687589	6.88%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.392506	9.422588	-9.33%	0
2014	10.436649	10.392506	-0.42%	0
2013*	10.000000	10.436649	4.37%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	23.731736	23.901995	0.72%	0
2014	23.935879	23.731736	-0.85%	0
2013	19.401111	23.935879	23.37%	0
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.756156	9.241879	-5.27%	0
2014	9.798241	9.756156	-0.43%	0
2013	10.122851	9.798241	-3.21%	0
2012*	10.000000	10.122851	1.23%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.938890	8.953816	0.17%	0
2014*	10.000000	8.938890	-10.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	18.451138	18.482182	0.17%	0
2014	17.203163	18.451138	7.25%	0
2013	13.472080	17.203163	27.69%	0
2012	11.892824	13.472080	13.28%	0
2011	12.279621	11.892824	-3.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	27.507402	25.094807	-8.77%	0
2014	25.358854	27.507402	8.47%	0
2013	18.561774	25.358854	36.62%	0
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	9.978300	8.803140	-11.78%	0
2014	10.224540	9.978300	-2.41%	0
2013	10.513011	10.224540	-2.74%	0
2012*	10.000000	10.513011	5.13%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.598402	9.104290	-5.15%	0
2014*	10.000000	9.598402	-4.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.885287	9.816262	-9.82%	0
2014	11.170993	10.885287	-2.56%	0
2013	12.306906	11.170993	-9.23%	0
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.589308	10.308990	-2.65%	0
2014	10.818999	10.589308	-2.12%	0
2013	11.162314	10.818999	-3.08%	0
2012	10.865860	11.162314	2.73%	0
2011	11.072153	10.865860	-1.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.140324	9.884384	-2.52%	0
2014	10.020203	10.140324	1.20%	0
2013	10.530350	10.020203	-4.84%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.541918	15.758967	-10.16%	0
2014	16.306386	17.541918	7.58%	0
2013	12.370843	16.306386	31.81%	0
2012	10.688998	12.370843	15.73%	0
2011	11.537501	10.688998	-7.35%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.314807	14.899111	-2.71%	0
2014	16.910368	15.314807	-9.44%	0
2013	13.591033	16.910368	24.42%	0
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.275112	17.580832	-8.79%	0
2014	18.082740	19.275112	6.59%	0
2013	12.950235	18.082740	39.63%	0
2012	11.670524	12.950235	10.97%	0
2011	14.622378	11.670524	-20.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.548200	29.007904	9.27%	0
2014	20.824299	26.548200	27.49%	0
2013	14.241065	20.824299	46.23%	0
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.069639	10.664626	-3.66%	0
2014	10.592940	11.069639	4.50%	0
2013	10.967350	10.592940	-3.41%	0
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	18.870811	18.117402	-3.99%	0
2014	18.878789	18.870811	-0.04%	0
2013	21.297721	18.878789	-11.36%	0
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.139126	-18.61%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.129553	5.255927	-35.35%	0
2014	10.344643	8.129553	-21.41%	0
2013	9.633358	10.344643	7.38%	0
2012*	10.000000	9.633358	-3.67%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	8.008162	5.163492	-35.52%	0
2014	10.220889	8.008162	-21.65%	0
2013	9.538688	10.220889	7.15%	0
2012*	10.000000	9.538688	-4.61%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.340202	19.190756	-5.65%	0
2014	21.337778	20.340202	-4.68%	0
2013	14.619644	21.337778	45.95%	0
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.046149	10.586327	-4.16%	0
2014	10.916804	11.046149	1.18%	0
2013	10.044197	10.916804	8.69%	0
2012*	10.000000	10.044197	0.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	18.517008	18.236531	-1.51%	0
2014	17.448954	18.517008	6.12%	0
2013	13.351209	17.448954	30.69%	0
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	27.066547	24.784955	-8.43%	0
2014	25.586046	27.066547	5.79%	0
2013	19.144599	25.586046	33.65%	0
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.470761	10.863133	-5.30%	0
2014	11.435992	11.470761	0.30%	0
2013	12.868816	11.435992	-11.13%	0
2012	12.342501	12.868816	4.26%	0
2011	11.374104	12.342501	8.51%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	18.986406	17.338979	-8.68%	0
2014	17.406865	18.986406	9.07%	0
2013	13.231431	17.406865	31.56%	0
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.247793	19.349984	-4.43%	0
2014	17.939300	20.247793	12.87%	0
2013	14.222297	17.939300	26.14%	0
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	10.907881	10.478039	-3.94%	0
2014	10.916160	10.907881	-0.08%	0
2013*	10.000000	10.916160	9.16%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.661235	-3.39%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	13.981281	13.439852	-3.87%	0
2014	14.125939	13.981281	-1.02%	0
2013	12.714791	14.125939	11.10%	0
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.120128	-8.80%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.689004	-3.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.411042	11.272246	-9.18%	0
2014	12.101825	12.411042	2.56%	0
2013*	10.000000	12.101825	21.02%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.771275	10.195696	-5.34%	0
2014*	10.000000	10.771275	7.71%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	26.668193	25.291478	-5.16%	0
2014	26.126626	26.668193	2.07%	0
2013	19.121166	26.126626	36.64%	0
2012	17.015036	19.121166	12.38%	0
2011	17.424146	17.015036	-2.35%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	19.142200	18.748477	-2.06%	0
2014	17.429806	19.142200	9.82%	0
2013	13.628958	17.429806	27.89%	0
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	17.488176	16.520152	-5.54%	0
2014	16.703144	17.488176	4.70%	0
2013	14.236845	16.703144	17.32%	0
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	15.626796	14.790835	-5.35%	0
2014	15.883708	15.626796	-1.62%	0
2013	11.036136	15.883708	43.92%	0
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.803787	9.425027	-3.86%	0
2014*	10.000000	9.803787	-1.96%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	12.677489	11.517688	-9.15%	0
2014	13.232249	12.677489	-4.19%	0
2013	11.736166	13.232249	12.75%	0
2012	10.985992	11.736166	6.83%	0
2011	11.973018	10.985992	-8.24%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	11.508766	11.125890	-3.33%	0
2014	11.450255	11.508766	0.51%	0
2013	11.704401	11.450255	-2.17%	0
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.205357	12.754364	-3.42%	0
2014	13.050190	13.205357	1.19%	0
2013	11.873050	13.050190	9.91%	0
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.691759	13.233627	-3.35%	0
2014	13.481194	13.691759	1.56%	0
2013	12.006485	13.481194	12.28%	0
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.287732	13.799847	-3.41%	0
2014	14.048125	14.287732	1.71%	0
2013	11.916377	14.048125	17.89%	0
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	14.887763	11.455795	-23.05%	0
2014	17.576855	14.887763	-15.30%	0
2013	14.580958	17.576855	20.55%	0
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	17.927334	16.669545	-7.02%	0
2014	17.019575	17.927334	5.33%	0
2013	13.711921	17.019575	24.12%	0
2012	12.064710	13.711921	13.65%	0
2011	12.343491	12.064710	-2.26%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	18.890945	19.609590	3.80%	0
2014	17.525097	18.890945	7.79%	0
2013	13.270668	17.525097	32.06%	0
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	11.674952	11.240017	-3.73%	0
2014	11.384083	11.674952	2.56%	0
2013	11.971675	11.384083	-4.91%	0
2012	11.675825	11.971675	2.53%	0
2011	11.233246	11.675825	3.94%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	30.387682	29.025699	-4.48%	0
2014	29.515091	30.387682	2.96%	0
2013	22.371455	29.515091	31.93%	0
2012	20.112296	22.371455	11.23%	0
2011	23.233538	20.112296	-13.43%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	18.262029	18.316856	0.30%	0
2014	20.509265	18.262029	-10.96%	0
2013	16.226398	20.509265	26.39%	0
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	23.412651	22.008245	-6.00%	0
2014	22.637550	23.412651	3.42%	0
2013	17.907904	22.637550	26.41%	0
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.355492	10.341001	-8.93%	0
2014	11.370820	11.355492	-0.13%	0
2013	9.461234	11.370820	20.18%	0
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.323774	12.024634	-9.75%	0
2014	13.116286	13.323774	1.58%	0
2013	11.855154	13.116286	10.64%	0
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	19.692633	18.423944	-6.44%	0
2014	18.653597	19.692633	5.57%	0
2013	14.812665	18.653597	25.93%	0
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	25.182692	22.645887	-10.07%	0
2014	25.787792	25.182692	-2.35%	0
2013	19.493418	25.787792	32.29%	0
2012	16.958567	19.493418	14.95%	0
2011	18.146501	16.958567	-6.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.244750	7.216688	-21.94%	0
2014*	10.000000	9.244750	-7.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	17.600451	15.980158	-9.21%	0
2014	20.396982	17.600451	-13.71%	0
2013	17.081961	20.396982	19.41%	0
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.888424	9.188238	-7.08%	0
2014*	10.000000	9.888424	-1.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.254954	10.292750	-8.55%	0
2014	11.151133	11.254954	0.93%	0
2013	10.112190	11.151133	10.27%	0
2012*	10.000000	10.112190	1.12%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.960074	9.850038	-1.10%	0
2014	9.800859	9.960074	1.62%	0
2013*	10.000000	9.800859	-1.99%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.600931	13.833785	1.71%	0
2014	12.949366	13.600931	5.03%	0
2013	9.539564	12.949366	35.74%	0
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.429012	11.551886	-7.06%	0
2014	12.287922	12.429012	1.15%	0
2013	9.850780	12.287922	24.74%	0
2012*	10.000000	9.850780	-1.49%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.361454	13.109072	-1.89%	0
2014	12.777766	13.361454	4.57%	0
2013	9.633106	12.777766	32.64%	0
2012*	10.000000	9.633106	-3.67%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.428487	12.840543	-11.01%	0
2014	15.685468	14.428487	-8.01%	0
2013	12.909343	15.685468	21.50%	0
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.357994	10.311136	-9.22%	0
2014	11.478556	11.357994	-1.05%	0
2013	10.698059	11.478556	7.30%	0
2012*	10.000000	10.698059	6.98%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.161138	12.040699	-8.51%	0
2014	12.565398	13.161138	4.74%	0
2013	9.958961	12.565398	26.17%	0
2012*	10.000000	9.958961	-0.41%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	18.867567	18.395582	-2.50%	0
2014	17.952076	18.867567	5.10%	0
2013	15.432076	17.952076	16.33%	0
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.679740	-3.20%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	23.419913	25.455439	8.69%	0
2014	22.236425	23.419913	5.32%	0
2013	17.496299	22.236425	27.09%	0
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.750210	13.971707	1.61%	0
2014	12.950277	13.750210	6.18%	0
2013	9.850573	12.950277	31.47%	0
2012*	10.000000	9.850573	-1.49%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	23.488230	20.798527	-11.45%	0
2014	27.520647	23.488230	-14.65%	0
2013	24.800460	27.520647	10.97%	0
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.350477	7.258100	-22.38%	0
2014*	10.000000	9.350477	-6.50%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.461238	11.840151	-4.98%	0
2014	13.873327	12.461238	-10.18%	0
2013	10.117195	13.873327	37.13%	0
2012*	10.000000	10.117195	1.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	21.918476	21.084033	-3.81%	0
2014	20.483269	21.918476	7.01%	0
2013	15.556961	20.483269	31.67%	0
2012	13.826635	15.556961	12.51%	0
2011	14.305464	13.826635	-3.35%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.894660	14.344457	3.24%	0
2014	14.149367	13.894660	-1.80%	0
2013	11.416695	14.149367	23.94%	0
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.618222	-3.82%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.712031	14.162801	-9.86%	0
2014	16.522449	15.712031	-4.90%	0
2013	12.898411	16.522449	28.10%	0
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.559926	19.076817	-7.21%	0
2014	18.746633	20.559926	9.67%	0
2013	14.662300	18.746633	27.86%	0
2012	13.195095	14.662300	11.12%	0
2011	13.522605	13.195095	-2.42%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.742142	12.494364	-1.94%	0
2014	12.498958	12.742142	1.95%	0
2013	10.440945	12.498958	19.71%	0
2012	9.292925	10.440945	12.35%	0
2011	9.481762	9.292925	-1.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.225941	9.906438	-3.12%	0
2014	10.031886	10.225941	1.93%	0
2013	10.604466	10.031886	-5.40%	0
2012	10.405173	10.604466	1.92%	0
2011	10.134927	10.405173	2.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.477080	13.942462	3.45%	0
2014	13.629424	13.477080	-1.12%	0
2013	10.911161	13.629424	24.91%	0
2012	9.204715	10.911161	18.54%	0
2011	10.452221	9.204715	-11.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	12.887549	13.318083	3.34%	0
2014	12.281727	12.887549	4.93%	0
2013	9.758731	12.281727	25.85%	0
2012	8.561046	9.758731	13.99%	0
2011	9.249882	8.561046	-7.45%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.893910	11.674447	-1.85%	0
2014	11.112581	11.893910	7.03%	0
2013	8.606762	11.112581	29.11%	0
2012	7.572329	8.606762	13.66%	0
2011	7.976347	7.572329	-5.07%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.208035	-7.92%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	15.755967	14.900047	-5.43%	0
2014	15.823001	15.755967	-0.42%	0
2013	15.219184	15.823001	3.97%	0
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	19.406089	17.615407	-9.23%	0
2014	18.347900	19.406089	5.77%	0
2013	13.965651	18.347900	31.38%	0
2012	12.171939	13.965651	14.74%	0
2011	12.862705	12.171939	-5.37%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	10.091417	9.489166	-5.97%	0
2014*	10.000000	10.091417	0.91%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	9.935032	9.476936	-4.61%	0
2014*	10.000000	9.935032	-0.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.802286	11.323283	-4.06%	0
2014	11.406604	11.802286	3.47%	0
2013	8.184199	11.406604	39.37%	0
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.582555	13.133459	-3.31%	0
2014	12.657874	13.582555	7.31%	0
2013	9.408475	12.657874	34.54%	0
2012	8.699807	9.408475	8.15%	0
2011	9.261589	8.699807	-6.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.516396	10.986235	-4.60%	0
2014	11.349973	11.516396	1.47%	0
2013	9.027796	11.349973	25.72%	0
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.380523	10.933381	-3.93%	0
2014	11.237499	11.380523	1.27%	0
2013	10.093594	11.237499	11.33%	0
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.597896	11.111875	-4.19%	0
2014	11.408379	11.597896	1.66%	0
2013	9.690227	11.408379	17.73%	0
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.729227	10.341600	-3.61%	0
2014	10.692896	10.729227	0.34%	0
2013	10.494561	10.692896	1.89%	0
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.632723	9.880975	-7.07%	0
2014	10.708277	10.632723	-0.71%	0
2013*	10.000000	10.708277	7.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.637489	9.825212	-7.64%	0
2014	10.845305	10.637489	-1.92%	0
2013*	10.000000	10.845305	8.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.501056	11.048451	-3.94%	0
2014	11.326913	11.501056	1.54%	0
2013	9.902073	11.326913	14.39%	0
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.535018	11.031564	-4.36%	0
2014	11.361262	11.535018	1.53%	0
2013	9.414815	11.361262	20.67%	0
2012	8.462339	9.414815	11.26%	0
2011	9.141654	8.462339	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.218199	10.776803	-3.93%	0
2014	11.100119	11.218199	1.06%	0
2013	10.276631	11.100119	8.01%	0
2012	9.618253	10.276631	6.85%	0
2011	9.931725	9.618253	-3.16%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.062851	10.647436	-3.76%	0
2014	10.883989	11.062851	1.64%	0
2013	11.452872	10.883989	-4.97%	0
2012	10.974559	11.452872	4.36%	0
2011	10.637758	10.974559	3.17%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	11.988317	11.580425	-3.40%	0
2014	11.771691	11.988317	1.84%	0
2013	12.376886	11.771691	-4.89%	0
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	24.502535	19.929276	-18.66%	0
2014	26.768559	24.502535	-8.47%	0
2013	27.450406	26.768559	-2.48%	0
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.827398	10.501943	-3.01%	0
2014	10.663541	10.827398	1.54%	0
2013	11.446279	10.663541	-6.84%	0
2012	11.439325	11.446279	0.06%	0
2011	10.983118	11.439325	4.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	8.014610	7.531454	-6.03%	0
2014	8.313853	8.014610	-3.60%	0
2013	7.282982	8.313853	14.15%	0
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.541755	8.178765	-4.25%	0
2014	9.377179	8.541755	-8.91%	0
2013	7.980333	9.377179	17.50%	0
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.970816	18.236733	-3.87%	0
2014	18.609670	18.970816	1.94%	0
2013	15.061351	18.609670	23.56%	0
2012	13.383732	15.061351	12.53%	0
2011	14.346743	13.383732	-6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.163056	13.728417	-3.07%	0
2014	13.946559	14.163056	1.55%	0
2013	12.663108	13.946559	10.14%	0
2012	11.923100	12.663108	6.21%	0
2011	12.170723	11.923100	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.178990	15.626201	-3.42%	0
2014	15.836786	16.178990	2.16%	0
2013	13.648824	15.836786	16.03%	0
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.653847	11.345826	-2.64%	0
2014	11.552465	11.653847	0.88%	0
2013	11.349123	11.552465	1.79%	0
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.490452	9.856024	-6.05%	0
2014	10.544810	10.490452	-0.52%	0
2013*	10.000000	10.544810	5.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.502950	9.794964	-6.74%	0
2014	10.632334	10.502950	-1.22%	0
2013*	10.000000	10.632334	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.540379	15.039171	-3.23%	0
2014	15.216139	15.540379	2.13%	0
2013	13.436334	15.216139	13.25%	0
2012	12.488329	13.436334	7.59%	0
2011	12.865699	12.488329	-2.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.587545	16.952816	-3.61%	0
2014	17.257369	17.587545	1.91%	0
2013	14.522736	17.257369	18.83%	0
2012	13.148235	14.522736	10.45%	0
2011	13.834352	13.148235	-4.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.678417	13.277656	-2.93%	0
2014	13.449508	13.678417	1.70%	0
2013	12.535527	13.449508	7.29%	0
2012	11.950049	12.535527	4.90%	0
2011	12.057428	11.950049	-0.89%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.458838	20.823558	1.78%	0
2014	19.408094	20.458838	5.41%	0
2013	14.665830	19.408094	32.34%	0
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.869352	9.367756	-5.08%	0
2014*	10.000000	9.869352	-1.31%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.064079	9.786007	-2.76%	0
2014*	10.000000	10.064079	0.64%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	26.238050	24.831426	-5.36%	0
2014	24.695321	26.238050	6.25%	0
2013	19.115213	24.695321	29.19%	0
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.196538	7.958840	-2.90%	0
2014	8.441332	8.196538	-2.90%	0
2013	8.693441	8.441332	-2.90%	0
2012	8.953798	8.693441	-2.91%	0
2011	9.220462	8.953798	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	12.467540	11.756026	-5.71%	0
2014	12.359879	12.467540	0.87%	0
2013	12.873812	12.359879	-3.99%	0
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.721787	9.377992	-3.54%	0
2014	10.149421	9.721787	-4.21%	0
2013	8.632848	10.149421	17.57%	0
2012	7.696693	8.632848	12.16%	0
2011	8.770226	7.696693	-12.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	13.056372	11.999866	-8.09%	0
2014	14.887159	13.056372	-12.30%	0
2013	12.665540	14.887159	17.54%	0
2012	11.144702	12.665540	13.65%	0
2011	13.731036	11.144702	-18.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	12.978907	12.996915	0.14%	0
2014	12.135011	12.978907	6.95%	0
2013	9.297566	12.135011	30.52%	0
2012	8.245085	9.297566	12.76%	0
2011	8.774456	8.245085	-6.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.320023	11.551558	-6.24%	0
2014	11.509066	12.320023	7.05%	0
2013	8.777907	11.509066	31.11%	0
2012	7.688200	8.777907	14.17%	0
2011	8.431081	7.688200	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	13.003530	12.582713	-3.24%	0
2014	12.911677	13.003530	0.71%	0
2013	9.593417	12.911677	34.59%	0
2012	8.618481	9.593417	11.31%	0
2011	9.288845	8.618481	-7.22%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.641116	14.749195	-5.70%	0
2014	13.765312	15.641116	13.63%	0
2013	10.448424	13.765312	31.75%	0
2012	9.249337	10.448424	12.96%	0
2011	9.751416	9.249337	-5.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	17.311050	16.897979	-2.39%	0
2014	17.386808	17.311050	-0.44%	0
2013	12.438758	17.386808	39.78%	0
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	25.361690	23.077196	-9.01%	0
2014	24.464109	25.361690	3.67%	0
2013	17.992753	24.464109	35.97%	0
2012	15.403592	17.992753	16.81%	0
2011	16.777758	15.403592	-8.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	23.108030	22.012556	-4.74%	0
2014	23.666716	23.108030	-2.36%	0
2013	17.341029	23.666716	36.48%	0
2012	15.499985	17.341029	11.88%	0
2011	16.945440	15.499985	-8.53%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	17.164345	16.776845	-2.26%	0
2014	15.808910	17.164345	8.57%	0
2013	12.448042	15.808910	27.00%	0
2012	11.261292	12.448042	10.54%	0
2011	11.553244	11.261292	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.709160	11.642006	-8.40%	0
2014	10.177146	12.709160	24.88%	0
2013	10.205554	10.177146	-0.28%	0
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.705694	12.453545	-1.98%	0
2014	11.571839	12.705694	9.80%	0
2013*	10.000000	11.571839	15.72%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.457573	9.151961	-3.23%	0
2014	9.692167	9.457573	-2.42%	0
2013	9.971131	9.692167	-2.80%	0
2012	9.920175	9.971131	0.51%	0
2011	10.084728	9.920175	-1.63%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.622190	11.657735	-7.64%	0
2014	12.433297	12.622190	1.52%	0
2013*	10.000000	12.433297	24.33%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.550937	12.644249	-6.69%	0
2014	15.193637	13.550937	-10.81%	0
2013	13.029123	15.193637	16.61%	0
2012	11.223325	13.029123	16.09%	0
2011	13.198232	11.223325	-14.96%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	25.160035	24.673325	-1.93%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.772210	8.533457	-2.72%	0
2014	8.979433	8.772210	-2.31%	0
2013	9.190931	8.979433	-2.30%	0
2012	9.049401	9.190931	1.56%	0
2011	9.292097	9.049401	-2.61%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.769522	20.073685	-3.35%	0
2014	19.377985	20.769522	7.18%	0
2013	14.502811	19.377985	33.62%	0
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.091600	9.331531	-7.53%	0
2014	10.120738	10.091600	-0.29%	0
2013*	10.000000	10.120738	1.21%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.465750	9.209059	-12.01%	0
2014	10.683918	10.465750	-2.04%	0
2013*	10.000000	10.683918	6.84%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.383587	9.409644	-9.38%	0
2014	10.433062	10.383587	-0.47%	0
2013*	10.000000	10.433062	4.33%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	23.589628	23.746635	0.67%	0
2014	23.804799	23.589628	-0.90%	0
2013	19.304791	23.804799	23.31%	0
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.745189	9.226744	-5.32%	0
2014	9.792278	9.745189	-0.48%	0
2013	10.121911	9.792278	-3.26%	0
2012*	10.000000	10.121911	1.22%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.935811	8.946123	0.12%	0
2014*	10.000000	8.935811	-10.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	18.340665	18.362056	0.12%	0
2014	17.108969	18.340665	7.20%	0
2013	13.405208	17.108969	27.63%	0
2012	11.839902	13.405208	13.22%	0
2011	12.231258	11.839902	-3.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	27.342714	24.931712	-8.82%	0
2014	25.220008	27.342714	8.42%	0
2013	18.469647	25.220008	36.55%	0
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	9.964617	8.786532	-11.82%	0
2014	10.215768	9.964617	-2.46%	0
2013	10.509407	10.215768	-2.79%	0
2012*	10.000000	10.509407	5.09%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.595086	9.096467	-5.20%	0
2014*	10.000000	9.595086	-4.05%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.853564	9.782613	-9.87%	0
2014	11.144180	10.853564	-2.61%	0
2013	12.283684	11.144180	-9.28%	0
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.558465	10.273676	-2.70%	0
2014	10.793047	10.558465	-2.17%	0
2013	11.141266	10.793047	-3.13%	0
2012	10.850965	11.141266	2.68%	0
2011	11.062643	10.850965	-1.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.121201	9.860673	-2.57%	0
2014	10.006464	10.121201	1.15%	0
2013	10.521328	10.006464	-4.89%	0
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.436892	15.656541	-10.21%	0
2014	16.217101	17.436892	7.52%	0
2013	12.309439	16.217101	31.75%	0
2012	10.641426	12.309439	15.67%	0
2011	11.492056	10.641426	-7.40%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.223080	14.802249	-2.76%	0
2014	16.817740	15.223080	-9.48%	0
2013	13.523539	16.817740	24.36%	0
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.159664	17.466525	-8.84%	0
2014	17.983694	19.159664	6.54%	0
2013	12.885920	17.983694	39.56%	0
2012	11.618559	12.885920	10.91%	0
2011	14.564768	11.618559	-20.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.484581	28.923502	9.21%	0
2014	20.785083	26.484581	27.42%	0
2013	14.221562	20.785083	46.15%	0
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	11.003339	10.595301	-3.71%	0
2014	10.534908	11.003339	4.45%	0
2013	10.912885	10.534908	-3.46%	0
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	18.754611	17.996567	-4.04%	0
2014	18.772199	18.754611	-0.09%	0
2013	21.188379	18.772199	-11.40%	0
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.136315	-18.64%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.118390	5.245992	-35.38%	0
2014	10.335762	8.118390	-21.45%	0
2013	9.630041	10.335762	7.33%	0
2012*	10.000000	9.630041	-3.70%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	7.997153	5.153727	-35.56%	0
2014	10.212105	7.997153	-21.69%	0
2013	9.535411	10.212105	7.10%	0
2012*	10.000000	9.535411	-4.65%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.234388	19.081089	-5.70%	0
2014	21.237716	20.234388	-4.72%	0
2013	14.558575	21.237716	45.88%	0
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.030999	10.566363	-4.21%	0
2014	10.907449	11.030999	1.13%	0
2013	10.040753	10.907449	8.63%	0
2012*	10.000000	10.040753	0.41%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	18.406096	18.117961	-1.57%	0
2014	17.353374	18.406096	6.07%	0
2013	13.284911	17.353374	30.62%	0
2012	11.676148	13.284911	13.78%	0
2011	11.341816	11.676148	2.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	26.904295	24.623690	-8.48%	0
2014	25.445763	26.904295	5.73%	0
2013	19.049435	25.445763	33.58%	0
2012	16.569556	19.049435	14.97%	0
2011	18.683316	16.569556	-11.31%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.400089	10.790642	-5.35%	0
2014	11.371387	11.400089	0.25%	0
2013	12.802726	11.371387	-11.18%	0
2012	12.285449	12.802726	4.21%	0
2011	11.327333	12.285449	8.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	18.872647	17.226222	-8.72%	0
2014	17.311477	18.872647	9.02%	0
2013	13.165700	17.311477	31.49%	0
2012	11.853135	13.165700	11.07%	0
2011	11.873445	11.853135	-0.17%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.147199	19.243932	-4.48%	0
2014	17.859368	20.147199	12.81%	0
2013	14.166219	17.859368	26.07%	0
2012	12.559710	14.166219	12.79%	0
2011	13.050752	12.559710	-3.76%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	10.898499	10.463634	-3.99%	0
2014	10.912402	10.898499	-0.13%	0
2013*	10.000000	10.912402	9.12%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.657906	-3.42%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	13.940552	13.393793	-3.92%	0
2014	14.092055	13.940552	-1.08%	0
2013	12.690819	14.092055	11.04%	0
2012	11.892203	12.690819	6.72%	0
2011	12.715829	11.892203	-6.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.116984	-8.83%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.685664	-3.14%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.400387	11.256764	-9.22%	0
2014	12.097654	12.400387	2.50%	0
2013*	10.000000	12.097654	20.98%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.767559	10.186927	-5.39%	0
2014*	10.000000	10.767559	7.68%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	26.508455	25.127037	-5.21%	0
2014	25.983514	26.508455	2.02%	0
2013	19.026216	25.983514	36.57%	0
2012	16.939286	19.026216	12.32%	0
2011	17.355502	16.939286	-2.40%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	19.027495	18.626527	-2.11%	0
2014	17.334281	19.027495	9.77%	0
2013	13.561242	17.334281	27.82%	0
2012	12.101716	13.561242	12.06%	0
2011	12.269969	12.101716	-1.37%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	17.383398	16.412709	-5.58%	0
2014	16.611629	17.383398	4.65%	0
2013	14.166131	16.611629	17.26%	0
2012	13.254061	14.166131	6.88%	0
2011	12.558464	13.254061	5.54%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	15.533111	14.694584	-5.40%	0
2014	15.796613	15.533111	-1.67%	0
2013	10.981279	15.796613	43.85%	0
2012	9.411094	10.981279	16.68%	0
2011	11.283039	9.411094	-16.59%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.800396	9.416914	-3.91%	0
2014*	10.000000	9.800396	-2.00%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	12.601546	11.442805	-9.20%	0
2014	13.159762	12.601546	-4.24%	0
2013	11.677881	13.159762	12.69%	0
2012	10.937068	11.677881	6.77%	0
2011	11.925825	10.937068	-8.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	11.439820	11.053552	-3.38%	0
2014	11.387519	11.439820	0.46%	0
2013	11.646268	11.387519	-2.22%	0
2012	10.965330	11.646268	6.21%	0
2011	11.077235	10.965330	-1.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.139786	12.684488	-3.47%	0
2014	12.992083	13.139786	1.14%	0
2013	11.826278	12.992083	9.86%	0
2012	10.921544	11.826278	8.28%	0
2011	11.301093	10.921544	-3.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.623805	13.161165	-3.40%	0
2014	13.421192	13.623805	1.51%	0
2013	11.959212	13.421192	12.22%	0
2012	10.898991	11.959212	9.73%	0
2011	11.370767	10.898991	-4.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.216779	13.724251	-3.46%	0
2014	13.985570	14.216779	1.65%	0
2013	11.869424	13.985570	17.83%	0
2012	10.618892	11.869424	11.78%	0
2011	11.259598	10.618892	-5.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	14.813759	11.392964	-23.09%	0
2014	17.498528	14.813759	-15.34%	0
2013	14.523467	17.498528	20.48%	0
2012	14.289521	14.523467	1.64%	0
2011	15.530660	14.289521	-7.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	17.819945	16.561158	-7.06%	0
2014	16.926336	17.819945	5.28%	0
2013	13.643821	16.926336	24.06%	0
2012	12.010980	13.643821	13.59%	0
2011	12.294836	12.010980	-2.31%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	18.777733	19.482035	3.75%	0
2014	17.429043	18.777733	7.74%	0
2013	13.204731	17.429043	31.99%	0
2012	11.893924	13.204731	11.02%	0
2011	12.258690	11.893924	-2.98%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	11.605006	11.166930	-3.77%	0
2014	11.321710	11.605006	2.50%	0
2013	11.912207	11.321710	-4.96%	0
2012	11.623822	11.912207	2.48%	0
2011	11.188955	11.623822	3.89%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	30.205675	28.836995	-4.53%	0
2014	29.353423	30.205675	2.90%	0
2013	22.260371	29.353423	31.86%	0
2012	20.022757	22.260371	11.18%	0
2011	23.142005	20.022757	-13.48%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	18.152602	18.197717	0.25%	0
2014	20.396881	18.152602	-11.00%	0
2013	16.145785	20.396881	26.33%	0
2012	13.821076	16.145785	16.82%	0
2011	17.228193	13.821076	-19.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	23.272266	21.865012	-6.05%	0
2014	22.513418	23.272266	3.37%	0
2013	17.818881	22.513418	26.35%	0
2012	14.450674	17.818881	23.31%	0
2011	16.368620	14.450674	-11.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.316524	10.300201	-8.98%	0
2014	11.337638	11.316524	-0.19%	0
2013	9.438486	11.337638	20.12%	0
2012	8.433030	9.438486	11.92%	0
2011	8.824946	8.433030	-4.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.264399	11.964871	-9.80%	0
2014	13.064567	13.264399	1.53%	0
2013	11.814492	13.064567	10.58%	0
2012	10.807092	11.814492	9.32%	0
2011	10.875549	10.807092	-0.63%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	19.574626	18.304099	-6.49%	0
2014	18.551380	19.574626	5.52%	0
2013	14.739073	18.551380	25.87%	0
2012	13.565488	14.739073	8.65%	0
2011	13.185883	13.565488	2.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	25.031858	22.498648	-10.12%	0
2014	25.646554	25.031858	-2.40%	0
2013	19.396638	25.646554	32.22%	0
2012	16.883082	19.396638	14.89%	0
2011	18.075008	16.883082	-6.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.241562	7.210475	-21.98%	0
2014*	10.000000	9.241562	-7.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	17.495003	15.876238	-9.25%	0
2014	20.285223	17.495003	-13.75%	0
2013	16.997108	20.285223	19.35%	0
2012	14.813916	16.997108	14.74%	0
2011	17.080075	14.813916	-13.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.885005	9.180326	-7.13%	0
2014*	10.000000	9.885005	-1.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.239507	10.273322	-8.60%	0
2014	11.141568	11.239507	0.88%	0
2013	10.108721	11.141568	10.22%	0
2012*	10.000000	10.108721	1.09%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.951523	9.836512	-1.16%	0
2014	9.797483	9.951523	1.57%	0
2013*	10.000000	9.797483	-2.03%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.582211	13.807630	1.66%	0
2014	12.938193	13.582211	4.98%	0
2013	9.536248	12.938193	35.67%	0
2012*	10.000000	9.536248	-4.64%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.411962	11.530091	-7.11%	0
2014	12.277384	12.411962	1.10%	0
2013	9.847404	12.277384	24.68%	0
2012*	10.000000	9.847404	-1.53%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.343039	13.084269	-1.94%	0
2014	12.766732	13.343039	4.51%	0
2013	9.629743	12.766732	32.58%	0
2012*	10.000000	9.629743	-3.70%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.386445	12.796542	-11.05%	0
2014	15.647826	14.386445	-8.06%	0
2013	12.884994	15.647826	21.44%	0
2012	11.141085	12.884994	15.65%	0
2011	12.370586	11.141085	-9.94%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.342421	10.291688	-9.26%	0
2014	11.468726	11.342421	-1.10%	0
2013	10.694397	11.468726	7.24%	0
2012*	10.000000	10.694397	6.94%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.143070	12.017969	-8.56%	0
2014	12.554622	13.143070	4.69%	0
2013	9.955542	12.554622	26.11%	0
2012*	10.000000	9.955542	-0.44%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	18.754576	18.276007	-2.55%	0
2014	17.853759	18.754576	5.05%	0
2013	15.355457	17.853759	16.27%	0
2012	13.956611	15.355457	10.02%	0
2011	14.187641	13.956611	-1.63%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.676404	-3.24%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	23.279545	25.289841	8.64%	0
2014	22.114538	23.279545	5.27%	0
2013	17.409360	22.114538	27.03%	0
2012	14.483944	17.409360	20.20%	0
2011	16.036578	14.483944	-9.68%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.731261	13.945272	1.56%	0
2014	12.939095	13.731261	6.12%	0
2013	9.847132	12.939095	31.40%	0
2012*	10.000000	9.847132	-1.53%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	23.347460	20.663215	-11.50%	0
2014	27.369824	23.347460	-14.70%	0
2013	24.677254	27.369824	10.91%	0
2012	22.467908	24.677254	9.83%	0
2011	34.215049	22.467908	-34.33%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.347254	7.251857	-22.42%	0
2014*	10.000000	9.347254	-6.53%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.444156	11.817834	-5.03%	0
2014	13.861445	12.444156	-10.22%	0
2013	10.113727	13.861445	37.06%	0
2012*	10.000000	10.113727	1.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	21.787170	20.946927	-3.86%	0
2014	20.371057	21.787170	6.95%	0
2013	15.479697	20.371057	31.60%	0
2012	13.765075	15.479697	12.46%	0
2011	14.249096	13.765075	-3.40%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.861331	14.302679	3.18%	0
2014	14.122709	13.861331	-1.85%	0
2013	11.401044	14.122709	23.87%	0
2012	10.133904	11.401044	12.50%	0
2011	10.630310	10.133904	-4.67%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.614445	-3.86%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.678374	14.125183	-9.91%	0
2014	16.495563	15.678374	-4.95%	0
2013	12.884051	16.495563	28.03%	0
2012	10.826801	12.884051	19.00%	0
2011	11.257791	10.826801	-3.83%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.500020	19.011439	-7.26%	0
2014	18.701629	20.500020	9.62%	0
2013	14.634636	18.701629	27.79%	0
2012	13.177002	14.634636	11.06%	0
2011	13.511004	13.177002	-2.47%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.685341	12.432264	-2.00%	0
2014	12.449653	12.685341	1.89%	0
2013	10.405108	12.449653	19.65%	0
2012	9.265823	10.405108	12.30%	0
2011	9.458974	9.265823	-2.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.180349	9.857181	-3.17%	0
2014	9.992309	10.180349	1.88%	0
2013	10.568072	9.992309	-5.45%	0
2012	10.374831	10.568072	1.86%	0
2011	10.110563	10.374831	2.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.417042	13.873198	3.40%	0
2014	13.575713	13.417042	-1.17%	0
2013	10.873755	13.575713	24.85%	0
2012	9.177887	10.873755	18.48%	0
2011	10.427119	9.177887	-11.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	12.830087	13.251869	3.29%	0
2014	12.233264	12.830087	4.88%	0
2013	9.725228	12.233264	25.79%	0
2012	8.536060	9.725228	13.93%	0
2011	9.227632	8.536060	-7.49%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.847007	11.622422	-1.90%	0
2014	11.074460	11.847007	6.98%	0
2013	8.581655	11.074460	29.05%	0
2012	7.554132	8.581655	13.60%	0
2011	7.961278	7.554132	-5.11%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.205812	-7.94%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	15.661598	14.803170	-5.48%	0
2014	15.736333	15.661598	-0.47%	0
2013	15.143627	15.736333	3.91%	0
2012	13.622108	15.143627	11.17%	0
2011	13.519013	13.622108	0.76%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	19.289789	17.500817	-9.27%	0
2014	18.247352	19.289789	5.71%	0
2013	13.896274	18.247352	31.31%	0
2012	12.117727	13.896274	14.68%	0
2011	12.812008	12.117727	-5.42%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	10.086388	9.479547	-6.02%	0
2014*	10.000000	10.086388	0.86%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	9.930103	9.467357	-4.66%	0
2014*	10.000000	9.930103	-0.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.761787	11.278626	-4.11%	0
2014	11.373328	11.761787	3.42%	0
2013	8.164521	11.373328	39.30%	0
2012	7.200954	8.164521	13.38%	0
2011	8.398399	7.200954	-14.26%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.535984	13.081692	-3.36%	0
2014	12.620976	13.535984	7.25%	0
2013	9.385881	12.620976	34.47%	0
2012	8.683396	9.385881	8.09%	0
2011	9.248876	8.683396	-6.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.476885	10.942901	-4.65%	0
2014	11.316874	11.476885	1.41%	0
2013	9.006106	11.316874	25.66%	0
2012	7.989858	9.006106	12.72%	0
2011	8.793176	7.989858	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.341528	10.890309	-3.98%	0
2014	11.204757	11.341528	1.22%	0
2013	10.069378	11.204757	11.28%	0
2012	9.342781	10.069378	7.78%	0
2011	9.757394	9.342781	-4.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.558103	11.068045	-4.24%	0
2014	11.375106	11.558103	1.61%	0
2013	9.666940	11.375106	17.67%	0
2012	8.765587	9.666940	10.28%	0
2011	9.354005	8.765587	-6.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.692445	10.300826	-3.66%	0
2014	10.661732	10.692445	0.29%	0
2013	10.469367	10.661732	1.84%	0
2012	10.035830	10.469367	4.32%	0
2011	10.196272	10.035830	-1.57%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.623599	9.867414	-7.12%	0
2014	10.704594	10.623599	-0.76%	0
2013*	10.000000	10.704594	7.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.628351	9.811722	-7.68%	0
2014	10.841578	10.628351	-1.97%	0
2013*	10.000000	10.841578	8.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.461671	11.004939	-3.98%	0
2014	11.293930	11.461671	1.49%	0
2013	9.878328	11.293930	14.33%	0
2012	9.058725	9.878328	9.05%	0
2011	9.556419	9.058725	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.495503	10.988126	-4.41%	0
2014	11.328196	11.495503	1.48%	0
2013	9.392250	11.328196	20.61%	0
2012	8.446404	9.392250	11.20%	0
2011	9.129130	8.446404	-7.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.179733	10.734312	-3.98%	0
2014	11.067757	11.179733	1.01%	0
2013	10.251953	11.067757	7.96%	0
2012	9.600104	10.251953	6.79%	0
2011	9.918080	9.600104	-3.21%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	11.024943	10.605481	-3.80%	0
2014	10.852282	11.024943	1.59%	0
2013	11.425398	10.852282	-5.02%	0
2012	10.953884	11.425398	4.30%	0
2011	10.623168	10.953884	3.11%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	11.947222	11.534783	-3.45%	0
2014	11.737388	11.947222	1.79%	0
2013	12.347176	11.737388	-4.94%	0
2012	11.877952	12.347176	3.95%	0
2011	11.540082	11.877952	2.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	24.355706	19.799635	-18.71%	0
2014	26.621870	24.355706	-8.51%	0
2013	27.314047	26.621870	-2.53%	0
2012	24.058569	27.314047	13.53%	0
2011	32.026073	24.058569	-24.88%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.762511	10.433628	-3.06%	0
2014	10.605093	10.762511	1.48%	0
2013	11.389408	10.605093	-6.89%	0
2012	11.388372	11.389408	0.01%	0
2011	10.939817	11.388372	4.10%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	7.987147	7.501789	-6.08%	0
2014	8.289640	7.987147	-3.65%	0
2013	7.265506	8.289640	14.10%	0
2012	6.497491	7.265506	11.82%	0
2011	7.438545	6.497491	-12.65%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.503677	8.138116	-4.30%	0
2014	9.340190	8.503677	-8.96%	0
2013	7.952945	9.340190	17.44%	0
2012	6.932645	7.952945	14.72%	0
2011	8.196310	6.932645	-15.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.857152	18.118136	-3.92%	0
2014	18.507698	18.857152	1.89%	0
2013	14.986536	18.507698	23.50%	0
2012	13.324128	14.986536	12.48%	0
2011	14.290209	13.324128	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.121767	13.681353	-3.12%	0
2014	13.913079	14.121767	1.50%	0
2013	12.639219	13.913079	10.08%	0
2012	11.906755	12.639219	6.15%	0
2011	12.160286	11.906755	-2.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.131868	15.572663	-3.47%	0
2014	15.798801	16.131868	2.11%	0
2013	13.623093	15.798801	15.97%	0
2012	12.506139	13.623093	8.93%	0
2011	13.007207	12.506139	-3.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.584021	11.272037	-2.69%	0
2014	11.489162	11.584021	0.83%	0
2013	11.292751	11.489162	1.74%	0
2012	11.064235	11.292751	2.07%	0
2011	11.075116	11.064235	-0.10%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.481438	9.842487	-6.10%	0
2014	10.541180	10.481438	-0.57%	0
2013*	10.000000	10.541180	5.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.493935	9.781505	-6.79%	0
2014	10.628667	10.493935	-1.27%	0
2013*	10.000000	10.628667	6.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.447301	14.941403	-3.27%	0
2014	15.132797	15.447301	2.08%	0
2013	13.369620	15.132797	13.19%	0
2012	12.432744	13.369620	7.54%	0
2011	12.815020	12.432744	-2.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.482176	16.842570	-3.66%	0
2014	17.162823	17.482176	1.86%	0
2013	14.450604	17.162823	18.77%	0
2012	13.089677	14.450604	10.40%	0
2011	13.779807	13.089677	-5.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.596456	13.191298	-2.98%	0
2014	13.375809	13.596456	1.65%	0
2013	12.473268	13.375809	7.24%	0
2012	11.896832	12.473268	4.85%	0
2011	12.009887	11.896832	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.399218	20.752175	1.73%	0
2014	19.361491	20.399218	5.36%	0
2013	14.638154	19.361491	32.27%	0
2012	12.737563	14.638154	14.92%	0
2011	13.459779	12.737563	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.866978	9.360678	-5.13%	0
2014*	10.000000	9.866978	-1.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.061663	9.778622	-2.81%	0
2014*	10.000000	10.061663	0.62%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	26.080795	24.669900	-5.41%	0
2014	24.559963	26.080795	6.19%	0
2013	19.020236	24.559963	29.13%	0
2012	16.684424	19.020236	14.00%	0
2011	17.639428	16.684424	-5.41%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.146390	7.906071	-2.95%	0
2014	8.394012	8.146390	-2.95%	0
2013	8.649160	8.394012	-2.95%	0
2012	8.912792	8.649160	-2.96%	0
2011	9.182953	8.912792	-2.94%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	12.392843	11.679581	-5.76%	0
2014	12.292154	12.392843	0.82%	0
2013	12.809876	12.292154	-4.04%	0
2012	11.759651	12.809876	8.93%	0
2011	11.479278	11.759651	2.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.688426	9.340998	-3.59%	0
2014	10.119803	9.688426	-4.26%	0
2013	8.612093	10.119803	17.51%	0
2012	7.682149	8.612093	12.11%	0
2011	8.758166	7.682149	-12.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	12.978095	11.921771	-8.14%	0
2014	14.805548	12.978095	-12.34%	0
2013	12.602595	14.805548	17.48%	0
2012	11.095046	12.602595	13.59%	0
2011	13.676901	11.095046	-18.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	12.934375	12.945650	0.09%	0
2014	12.099609	12.934375	6.90%	0
2013	9.275219	12.099609	30.45%	0
2012	8.229519	9.275219	12.71%	0
2011	8.762396	8.229519	-6.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.277763	11.506000	-6.29%	0
2014	11.475503	12.277763	6.99%	0
2013	8.756815	11.475503	31.05%	0
2012	7.673691	8.756815	14.11%	0
2011	8.419505	7.673691	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	12.958962	12.533122	-3.29%	0
2014	12.874062	12.958962	0.66%	0
2013	9.570396	12.874062	34.52%	0
2012	8.602231	9.570396	11.25%	0
2011	9.276101	8.602231	-7.26%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.587461	14.691025	-5.75%	0
2014	13.725158	15.587461	13.57%	0
2013	10.423313	13.725158	31.68%	0
2012	9.231865	10.423313	12.91%	0
2011	9.738001	9.231865	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	17.207315	16.788070	-2.44%	0
2014	17.291534	17.207315	-0.49%	0
2013	12.376960	17.291534	39.71%	0
2012	11.277508	12.376960	9.75%	0
2011	11.720584	11.277508	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	25.209683	22.927058	-9.05%	0
2014	24.330004	25.209683	3.62%	0
2013	17.903334	24.330004	35.90%	0
2012	15.334949	17.903334	16.75%	0
2011	16.711580	15.334949	-8.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	22.969556	21.869378	-4.79%	0
2014	23.537007	22.969556	-2.41%	0
2013	17.254866	23.537007	36.41%	0
2012	15.430929	17.254866	11.82%	0
2011	16.878617	15.430929	-8.58%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	17.061470	16.667714	-2.31%	0
2014	15.722256	17.061470	8.52%	0
2013	12.386188	15.722256	26.93%	0
2012	11.211129	12.386188	10.48%	0
2011	11.507700	11.211129	-2.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.665585	11.596120	-8.44%	0
2014	10.147469	12.665585	24.82%	0
2013	10.181046	10.147469	-0.33%	0
2012	9.076856	10.181046	12.16%	0
2011	8.811246	9.076856	3.01%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.694796	12.436454	-2.04%	0
2014	11.567863	12.694796	9.74%	0
2013*	10.000000	11.567863	15.68%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.425150	9.115894	-3.28%	0
2014	9.663913	9.425150	-2.47%	0
2013	9.947194	9.663913	-2.85%	0
2012	9.901468	9.947194	0.46%	0
2011	10.070888	9.901468	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.611356	11.641720	-7.69%	0
2014	12.429025	12.611356	1.47%	0
2013*	10.000000	12.429025	24.29%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.511444	12.600898	-6.74%	0
2014	15.157163	13.511444	-10.86%	0
2013	13.004540	15.157163	16.55%	0
2012	11.207938	13.004540	16.03%	0
2011	13.186917	11.207938	-15.01%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	25.005005	24.508663	-1.98%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.719657	8.477969	-2.77%	0
2014	8.930240	8.719657	-2.36%	0
2013	9.145294	8.930240	-2.35%	0
2012	9.009112	9.145294	1.51%	0
2011	9.255475	9.009112	-2.66%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.645091	19.943157	-3.40%	0
2014	19.271817	20.645091	7.13%	0
2013	14.430762	19.271817	33.55%	0
2012	13.399279	14.430762	7.70%	0
2011	14.244578	13.399279	-5.93%	0
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.082933	9.318712	-7.58%	0
2014	10.117255	10.082933	-0.34%	0
2013*	10.000000	10.117255	1.17%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.456746	9.196397	-12.05%	0
2014	10.680238	10.456746	-2.09%	0
2013*	10.000000	10.680238	6.80%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.374661	9.396722	-9.43%	0
2014	10.429473	10.374661	-0.53%	0
2013*	10.000000	10.429473	4.29%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	23.448294	23.592205	0.61%	0
2014	23.674364	23.448294	-0.95%	0
2013	19.208899	23.674364	23.25%	0
2012	16.365383	19.208899	17.38%	0
2011	18.433980	16.365383	-11.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.734259	9.211642	-5.37%	0
2014	9.786328	9.734259	-0.53%	0
2013	10.120970	9.786328	-3.31%	0
2012*	10.000000	10.120970	1.21%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.932727	8.938427	0.06%	0
2014*	10.000000	8.932727	-10.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	18.230786	18.242661	0.07%	0
2014	17.015234	18.230786	7.14%	0
2013	13.338624	17.015234	27.56%	0
2012	11.787170	13.338624	13.16%	0
2011	12.183049	11.787170	-3.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	27.178888	24.769575	-8.86%	0
2014	25.081816	27.178888	8.36%	0
2013	18.377890	25.081816	36.48%	0
2012	16.093946	18.377890	14.19%	0
2011	16.987013	16.093946	-5.26%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	9.950938	8.769946	-11.87%	0
2014	10.207013	9.950938	-2.51%	0
2013	10.505798	10.207013	-2.84%	0
2012*	10.000000	10.505798	5.06%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.591767	9.088642	-5.25%	0
2014*	10.000000	9.591767	-4.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.821928	9.749072	-9.91%	0
2014	11.117416	10.821928	-2.66%	0
2013	12.260503	11.117416	-9.32%	0
2012	12.005994	12.260503	2.12%	0
2011	11.409661	12.005994	5.23%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.527685	10.238454	-2.75%	0
2014	10.767126	10.527685	-2.22%	0
2013	11.120229	10.767126	-3.18%	0
2012	10.836072	11.120229	2.62%	0
2011	11.053145	10.836072	-1.96%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.102101	9.836998	-2.62%	0
2014	9.992725	10.102101	1.09%	0
2013	10.512293	9.992725	-4.94%	0
2012	9.892826	10.512293	6.26%	0
2011*	10.000000	9.892826	-1.07%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.332373	15.554681	-10.26%	0
2014	16.128201	17.332373	7.47%	0
2013	12.248259	16.128201	31.68%	0
2012	10.594005	12.248259	15.62%	0
2011	11.446730	10.594005	-7.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.131832	14.705950	-2.81%	0
2014	16.725553	15.131832	-9.53%	0
2013	13.456337	16.725553	24.29%	0
2012	11.373594	13.456337	18.31%	0
2011	14.108140	11.373594	-19.38%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	19.044835	17.352897	-8.88%	0
2014	17.885123	19.044835	6.48%	0
2013	12.821897	17.885123	39.49%	0
2012	11.566800	12.821897	10.85%	0
2011	14.507344	11.566800	-20.27%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.421094	28.839304	9.15%	0
2014	20.745934	26.421094	27.36%	0
2013	14.202079	20.745934	46.08%	0
2012	11.171495	14.202079	27.13%	0
2011	10.427359	11.171495	7.14%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	10.937444	10.526423	-3.76%	0
2014	10.477226	10.937444	4.39%	0
2013	10.858729	10.477226	-3.51%	0
2012	10.247543	10.858729	5.96%	0
2011	10.016889	10.247543	2.30%	0

Additional Contract Options Elected Total - 2.95%
Variable account charges of the daily net assets of the variable account - 2.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	18.639044	17.876457	-4.09%	0
2014	18.666144	18.639044	-0.15%	0
2013	21.079532	18.666144	-11.45%	0
2012	18.427601	21.079532	14.39%	0
2011	17.763336	18.427601	3.74%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.133517	-18.66%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.107217	5.236070	-35.41%	0
2014	10.326868	8.107217	-21.49%	0
2013	9.626709	10.326868	7.27%	0
2012*	10.000000	9.626709	-3.73%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	7.986177	5.144003	-35.59%	0
2014	10.203354	7.986177	-21.73%	0
2013	9.532141	10.203354	7.04%	0
2012*	10.000000	9.532141	-4.68%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.129125	18.972055	-5.75%	0
2014	21.138132	20.129125	-4.77%	0
2013	14.497759	21.138132	45.80%	0
2012	13.849471	14.497759	4.68%	0
2011	14.957237	13.849471	-7.41%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	11.015857	10.546420	-4.26%	0
2014	10.898090	11.015857	1.08%	0
2013	10.037305	10.898090	8.58%	0
2012*	10.000000	10.037305	0.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	18.295699	18.000019	-1.62%	0
2014	17.258192	18.295699	6.01%	0
2013	13.218840	17.258192	30.56%	0
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
2010	10.324736	11.297040	9.42%	0
2009	8.844375	10.324736	16.74%	0
2008	15.375622	8.844375	-42.48%	0
2007	15.118942	15.375622	1.70%	0
2006	13.322441	15.118942	13.48%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	26.743023	24.463470	-8.52%	0
2014	25.306276	26.743023	5.68%	0
2013	18.954769	25.306276	33.51%	0
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
2010	15.154942	18.609632	22.80%	0
2009	10.951889	15.154942	38.38%	0
2008	17.573499	10.951889	-37.68%	0
2007	17.847442	17.573499	-1.53%	0
2006	16.109928	17.847442	10.79%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	11.329801	10.718584	-5.39%	0
2014	11.307104	11.329801	0.20%	0
2013	12.736916	11.307104	-11.23%	0
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0
2010	11.063202	11.280726	1.97%	0
2009	10.348302	11.063202	6.91%	0
2008	10.840574	10.348302	-4.54%	0
2007	10.208498	10.840574	6.19%	0
2006	10.358916	10.208498	-1.45%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	18.759547	17.114160	-8.77%	0
2014	17.216604	18.759547	8.96%	0
2013	13.100284	17.216604	31.42%	0
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
2010	10.707908	11.826631	10.45%	0
2009	9.373178	10.707908	14.24%	0
2008	14.805438	9.373178	-36.69%	0
2007	15.332417	14.805438	-3.44%	0
2006	13.530245	15.332417	13.32%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	20.047135	19.138489	-4.53%	0
2014	17.779821	20.047135	12.75%	0
2013	14.110382	17.779821	26.01%	0
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0
2010	11.275194	13.012718	15.41%	0
2009	8.955068	11.275194	25.91%	0
2008	12.229905	8.955068	-26.78%	0
2007	12.923783	12.229905	-5.37%	0
2006	11.081032	12.923783	16.63%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2015	10.889141	10.449262	-4.04%	0
2014	10.908640	10.889141	-0.18%	0
2013*	10.000000	10.908640	9.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.654582	-3.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	13.899916	13.347878	-3.97%	0
2014	14.058217	13.899916	-1.13%	0
2013	12.666872	14.058217	10.98%	0
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
2010	11.932835	12.704915	6.47%	0
2009*	10.000000	11.932835	19.33%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.113850	-8.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.682327	-3.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.389729	11.241296	-9.27%	0
2014	12.093499	12.389729	2.45%	0
2013*	10.000000	12.093499	20.93%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.763861	10.178177	-5.44%	0
2014*	10.000000	10.763861	7.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	26.349524	24.963517	-5.26%	0
2014	25.841047	26.349524	1.97%	0
2013	18.931646	25.841047	36.50%	0
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0
2010	14.163198	17.287045	22.06%	0
2009	11.678616	14.163198	21.27%	0
2008	17.428380	11.678616	-32.99%	0
2007	18.089017	17.428380	-3.65%	0
2006	16.298183	18.089017	10.99%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	18.913405	18.505301	-2.16%	0
2014	17.239232	18.913405	9.71%	0
2013	13.493826	17.239232	27.76%	0
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0
2010	11.000160	12.221573	11.10%	0
2009	8.997099	11.000160	22.26%	0
2008	14.799078	8.997099	-39.21%	0
2007	14.533868	14.799078	1.82%	0
2006	13.004561	14.533868	11.76%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	17.279187	16.305912	-5.63%	0
2014	16.520562	17.279187	4.59%	0
2013	14.095727	16.520562	17.20%	0
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
2010	11.209100	12.508938	11.60%	0
2009	9.454172	11.209100	18.56%	0
2008	13.869227	9.454172	-31.83%	0
2007	13.383510	13.869227	3.63%	0
2006	11.872011	13.383510	12.73%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	15.439996	14.598979	-5.45%	0
2014	15.710022	15.439996	-1.72%	0
2013	10.926695	15.710022	43.78%	0
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
2010	8.856455	11.238531	26.90%	0
2009	7.259988	8.856455	21.99%	0
2008	12.028400	7.259988	-39.64%	0
2007	13.979570	12.028400	-13.96%	0
2006	13.920690	13.979570	0.42%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.797012	9.408806	-3.96%	0
2014*	10.000000	9.797012	-2.03%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	12.525992	11.368337	-9.24%	0
2014	13.087598	12.525992	-4.29%	0
2013	11.619832	13.087598	12.63%	0
2012	10.888328	11.619832	6.72%	0
2011	11.878799	10.888328	-8.34%	0
2010	10.836319	11.878799	9.62%	0
2009	9.863096	10.836319	9.87%	0
2008	14.457937	9.863096	-31.78%	0
2007	13.596609	14.457937	6.33%	0
2006	12.105400	13.596609	12.32%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	11.371231	10.981611	-3.43%	0
2014	11.325070	11.371231	0.41%	0
2013	11.588379	11.325070	-2.27%	0
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0
2010	10.504696	11.033547	5.03%	0
2009	9.012821	10.504696	16.55%	0
2008	10.050698	9.012821	-10.33%	0
2007	9.856585	10.050698	1.97%	0
2006	9.777323	9.856585	0.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	13.074475	12.614943	-3.51%	0
2014	12.934173	13.074475	1.08%	0
2013	11.779629	12.934173	9.80%	0
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
2010	10.321487	11.268121	9.17%	0
2009	8.584292	10.321487	20.24%	0
2008	11.826686	8.584292	-27.42%	0
2007	11.247150	11.826686	5.15%	0
2006	10.580382	11.247150	6.30%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.556107	13.089013	-3.45%	0
2014	13.361387	13.556107	1.46%	0
2013	11.912047	13.361387	12.17%	0
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0
2010	10.223115	11.337599	10.90%	0
2009	8.198691	10.223115	24.69%	0
2008	12.578500	8.198691	-34.82%	0
2007	11.794078	12.578500	6.65%	0
2006	10.883823	11.794078	8.36%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	14.146156	13.649033	-3.51%	0
2014	13.923269	14.146156	1.60%	0
2013	11.822631	13.923269	17.77%	0
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
2010	9.986754	11.226772	12.42%	0
2009	7.848539	9.986754	27.24%	0
2008	13.087557	7.848539	-40.03%	0
2007	12.148444	13.087557	7.73%	0
2006	11.089775	12.148444	9.55%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	14.740147	11.330498	-23.13%	0
2014	17.420552	14.740147	-15.39%	0
2013	14.466196	17.420552	20.42%	0
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
2010	13.397342	15.485365	15.59%	0
2009	9.359283	13.397342	43.14%	0
2008	21.163955	9.359283	-55.78%	0
2007	14.983295	21.163955	41.25%	0
2006	13.244735	14.983295	13.13%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	17.713127	16.453406	-7.11%	0
2014	16.833538	17.713127	5.23%	0
2013	13.576009	16.833538	23.99%	0
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0
2010	10.985978	12.246364	11.47%	0
2009	8.719962	10.985978	25.99%	0
2008	15.720908	8.719962	-44.53%	0
2007	16.006173	15.720908	-1.78%	0
2006	13.757877	16.006173	16.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	18.665200	19.355306	3.70%	0
2014	17.333519	18.665200	7.68%	0
2013	13.139121	17.333519	31.92%	0
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
2010	10.162592	12.210356	20.15%	0
2009	8.187300	10.162592	24.13%	0
2008	16.020120	8.187300	-48.89%	0
2007	13.041325	16.020120	22.84%	0
2006	12.614528	13.041325	3.38%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	11.535407	11.094237	-3.82%	0
2014	11.259619	11.535407	2.45%	0
2013	11.852990	11.259619	-5.01%	0
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
2010	10.683091	11.144821	4.32%	0
2009	9.537945	10.683091	12.01%	0
2008	10.185518	9.537945	-6.36%	0
2007	10.090136	10.185518	0.95%	0
2006	9.988168	10.090136	1.02%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	30.024590	28.649336	-4.58%	0
2014	29.192498	30.024590	2.85%	0
2013	22.149732	29.192498	31.80%	0
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0
2010	18.482195	23.050741	24.72%	0
2009	13.633871	18.482195	35.56%	0
2008	23.274860	13.633871	-41.42%	0
2007	20.807151	23.274860	11.86%	0
2006	19.082135	20.807151	9.04%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	18.043771	18.079288	0.20%	0
2014	20.285045	18.043771	-11.05%	0
2013	16.065525	20.285045	26.26%	0
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
2010	15.678928	17.160261	9.45%	0
2009	12.806158	15.678928	22.43%	0
2008	23.560250	12.806158	-45.65%	0
2007	20.753700	23.560250	13.52%	0
2006	18.165258	20.753700	14.25%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	23.132807	21.722777	-6.10%	0
2014	22.390040	23.132807	3.32%	0
2013	17.730361	22.390040	26.28%	0
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0
2010	13.303839	16.304096	22.55%	0
2009	8.727411	13.303839	52.44%	0
2008	18.471579	8.727411	-52.75%	0
2007	18.063175	18.471579	2.26%	0
2006	16.050754	18.063175	12.54%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.277708	10.259580	-9.03%	0
2014	11.304578	11.277708	-0.24%	0
2013	9.415818	11.304578	20.06%	0
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
2010	8.240249	8.812826	6.95%	0
2009	6.522022	8.240249	26.35%	0
2008*	10.000000	6.522022	-34.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	13.205310	11.905436	-9.84%	0
2014	13.013073	13.205310	1.48%	0
2013	11.773984	13.013073	10.52%	0
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0
2010	9.926757	10.849443	9.29%	0
2009	7.547142	9.926757	31.53%	0
2008	11.061170	7.547142	-31.77%	0
2007	10.992170	11.061170	0.63%	0
2006*	10.000000	10.992170	9.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	19.457307	18.185028	-6.54%	0
2014	18.449684	19.457307	5.46%	0
2013	14.665828	18.449684	25.80%	0
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
2010	11.222863	13.133889	17.03%	0
2009	9.859901	11.222863	13.82%	0
2008	13.944266	9.859901	-29.29%	0
2007	14.775106	13.944266	-5.62%	0
2006	13.004019	14.775106	13.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	24.881733	22.352190	-10.17%	0
2014	25.505883	24.881733	-2.45%	0
2013	19.300186	25.505883	32.15%	0
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
2010	14.474786	18.003687	24.38%	0
2009	11.553957	14.474786	25.28%	0
2008	17.783788	11.553957	-35.03%	0
2007	18.784090	17.783788	-5.33%	0
2006	16.552545	18.784090	13.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.238363	7.204261	-22.02%	0
2014*	10.000000	9.238363	-7.62%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	17.390097	15.772897	-9.30%	0
2014	20.173998	17.390097	-13.80%	0
2013	16.912625	20.173998	19.28%	0
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0
2010	16.178359	17.012726	5.16%	0
2009	12.170418	16.178359	32.93%	0
2008	21.045257	12.170418	-42.17%	0
2007	18.794486	21.045257	11.98%	0
2006	15.952834	18.794486	17.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.881585	9.172427	-7.18%	0
2014*	10.000000	9.881585	-1.18%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.224072	10.253929	-8.64%	0
2014	11.132002	11.224072	0.83%	0
2013	10.105243	11.132002	10.16%	0
2012*	10.000000	10.105243	1.05%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.942975	9.823000	-1.21%	0
2014	9.794116	9.942975	1.52%	0
2013*	10.000000	9.794116	-2.06%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.563480	13.781491	1.61%	0
2014	12.927020	13.563480	4.92%	0
2013	9.532907	12.927020	35.60%	0
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.394919	11.508327	-7.15%	0
2014	12.266847	12.394919	1.04%	0
2013	9.844013	12.266847	24.61%	0
2012*	10.000000	9.844013	-1.56%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.324648	13.059500	-1.99%	0
2014	12.755702	13.324648	4.46%	0
2013	9.626380	12.755702	32.51%	0
2012*	10.000000	9.626380	-3.74%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.344475	12.752624	-11.10%	0
2014	15.610230	14.344475	-8.11%	0
2013	12.860651	15.610230	21.38%	0
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
2010	11.724766	12.359962	5.42%	0
2009*	10.000000	11.724766	17.25%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.326832	10.272252	-9.31%	0
2014	11.458870	11.326832	-1.15%	0
2013	10.690714	11.458870	7.19%	0
2012*	10.000000	10.690714	6.91%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.125019	11.995274	-8.61%	0
2014	12.543833	13.125019	4.63%	0
2013	9.952114	12.543833	26.04%	0
2012*	10.000000	9.952114	-0.48%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	18.642116	18.157042	-2.60%	0
2014	17.755849	18.642116	4.99%	0
2013	15.279115	17.755849	16.21%	0
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
2010	13.474426	14.131672	4.88%	0
2009	11.061239	13.474426	21.82%	0
2008	13.585399	11.061239	-18.58%	0
2007	12.701195	13.585399	6.96%	0
2006	11.857903	12.701195	7.11%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.673075	-3.27%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	23.140039	25.125338	8.58%	0
2014	21.993343	23.140039	5.21%	0
2013	17.322864	21.993343	26.96%	0
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0
2010	15.465044	15.973370	3.29%	0
2009	10.918844	15.465044	41.64%	0
2008	20.214493	10.918844	-45.99%	0
2007	15.254372	20.214493	32.52%	0
2006	14.411129	15.254372	5.85%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.712332	13.918869	1.51%	0
2014	12.927913	13.712332	6.07%	0
2013	9.843691	12.927913	31.33%	0
2012*	10.000000	9.843691	-1.56%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	23.207427	20.528691	-11.54%	0
2014	27.219707	23.207427	-14.74%	0
2013	24.554547	27.219707	10.85%	0
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
2010	28.102251	34.080093	21.27%	0
2009	16.178450	28.102251	73.70%	0
2008	34.917682	16.178450	-53.67%	0
2007	28.123230	34.917682	24.16%	0
2006	19.770989	28.123230	42.24%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.344028	7.245609	-22.46%	0
2014*	10.000000	9.344028	-6.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.427060	11.795518	-5.08%	0
2014	13.849544	12.427060	-10.27%	0
2013	10.110253	13.849544	36.99%	0
2012*	10.000000	10.110253	1.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	21.656497	20.810563	-3.91%	0
2014	20.259305	21.656497	6.90%	0
2013	15.402713	20.259305	31.53%	0
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
2010	13.155897	14.192863	7.88%	0
2009	11.076061	13.155897	18.78%	0
2008	16.978496	11.076061	-34.76%	0
2007	16.270888	16.978496	4.35%	0
2006	13.918460	16.270888	16.90%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.828085	14.261028	3.13%	0
2014	14.096094	13.828085	-1.90%	0
2013	11.385418	14.096094	23.81%	0
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0
2010*	10.000000	10.626680	6.27%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.610658	-3.89%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.644768	14.087645	-9.95%	0
2014	16.468691	15.644768	-5.00%	0
2013	12.869688	16.468691	27.96%	0
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0
2010*	10.000000	11.256837	12.57%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.440262	18.946246	-7.31%	0
2014	18.656728	20.440262	9.56%	0
2013	14.607016	18.656728	27.72%	0
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0
2010	12.299084	13.499407	9.76%	0
2009*	10.000000	12.299084	22.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.628742	12.370416	-2.05%	0
2014	12.400494	12.628742	1.84%	0
2013	10.369372	12.400494	19.59%	0
2012	9.238780	10.369372	12.24%	0
2011	9.436223	9.238780	-2.09%	0
2010	8.684254	9.436223	8.66%	0
2009	7.254275	8.684254	19.71%	0
2008	10.650098	7.254275	-31.89%	0
2007	10.345915	10.650098	2.94%	0
2006*	10.000000	10.345915	3.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	10.134970	9.808193	-3.22%	0
2014	9.952899	10.134970	1.83%	0
2013	10.531816	9.952899	-5.50%	0
2012	10.344579	10.531816	1.81%	0
2011	10.086265	10.344579	2.56%	0
2010	9.810477	10.086265	2.81%	0
2009	9.018129	9.810477	8.79%	0
2008	10.315448	9.018129	-12.58%	0
2007	10.328221	10.315448	-0.12%	0
2006*	10.000000	10.328221	3.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.357236	13.804244	3.35%	0
2014	13.522162	13.357236	-1.22%	0
2013	10.836445	13.522162	24.78%	0
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0
2010	9.634722	10.402077	7.96%	0
2009	7.014398	9.634722	37.36%	0
2008	11.785221	7.014398	-40.48%	0
2007	10.625350	11.785221	10.92%	0
2006*	10.000000	10.625350	6.25%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	12.772956	13.186067	3.23%	0
2014	12.185059	12.772956	4.82%	0
2013	9.691899	12.185059	25.72%	0
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
2010	8.029141	9.205474	14.65%	0
2009	5.964352	8.029141	34.62%	0
2008	11.022878	5.964352	-45.89%	0
2007	10.157143	11.022878	8.52%	0
2006*	10.000000	10.157143	1.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.800261	11.570593	-1.95%	0
2014	11.036446	11.800261	6.92%	0
2013	8.556596	11.036446	28.98%	0
2012	7.535974	8.556596	13.54%	0
2011	7.946223	7.535974	-5.16%	0
2010	7.381645	7.946223	7.65%	0
2009	5.822871	7.381645	26.77%	0
2008	9.692891	5.822871	-39.93%	0
2007*	10.000000	9.692891	-3.07%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.203593	-7.96%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	15.567676	14.706813	-5.53%	0
2014	15.650022	15.567676	-0.53%	0
2013	15.068328	15.650022	3.86%	0
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0
2010	12.268157	13.465663	9.76%	0
2009	8.662562	12.268157	41.62%	0
2008	12.401968	8.662562	-30.15%	0
2007	12.398960	12.401968	0.02%	0
2006	11.555941	12.398960	7.30%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	19.174170	17.386950	-9.32%	0
2014	18.147328	19.174170	5.66%	0
2013	13.827213	18.147328	31.24%	0
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
2010	11.395686	12.761480	11.99%	0
2009	9.158987	11.395686	24.42%	0
2008	15.041143	9.158987	-39.11%	0
2007	15.924078	15.041143	-5.54%	0
2006	14.204881	15.924078	12.10%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015	10.081389	9.469959	-6.06%	0
2014*	10.000000	10.081389	0.81%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015	9.925172	9.457791	-4.71%	0
2014*	10.000000	9.925172	-0.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.721432	11.234128	-4.16%	0
2014	11.340145	11.721432	3.36%	0
2013	8.144895	11.340145	39.23%	0
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0
2010	7.493188	8.386869	11.93%	0
2009	5.050167	7.493188	48.38%	0
2008*	10.000000	5.050167	-49.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.489503	13.030052	-3.41%	0
2014	12.584126	13.489503	7.19%	0
2013	9.363301	12.584126	34.40%	0
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0
2010	7.705886	9.236146	19.86%	0
2009	6.051822	7.705886	27.33%	0
2008*	10.000000	6.051822	-39.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.437545	10.899773	-4.70%	0
2014	11.283888	11.437545	1.36%	0
2013	8.984481	11.283888	25.59%	0
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0
2010	7.874718	8.781108	11.51%	0
2009	6.283676	7.874718	25.32%	0
2008*	10.000000	6.283676	-37.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.302639	10.847365	-4.03%	0
2014	11.172090	11.302639	1.17%	0
2013	10.045184	11.172090	11.22%	0
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0
2010	9.098416	9.743993	7.10%	0
2009	7.828138	9.098416	16.23%	0
2008*	10.000000	7.828138	-21.72%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.518452	11.024385	-4.29%	0
2014	11.341922	11.518452	1.56%	0
2013	9.643708	11.341922	17.61%	0
2012	8.749042	9.643708	10.23%	0
2011	9.341152	8.749042	-6.34%	0
2010	8.568333	9.341152	9.02%	0
2009	7.114222	8.568333	20.44%	0
2008*	10.000000	7.114222	-28.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.655766	10.260214	-3.71%	0
2014	10.630634	10.655766	0.24%	0
2013	10.444219	10.630634	1.78%	0
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
2010	9.828697	10.182276	3.60%	0
2009	8.965295	9.828697	9.63%	0
2008*	10.000000	8.965295	-10.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.614463	9.853848	-7.17%	0
2014	10.700906	10.614463	-0.81%	0
2013*	10.000000	10.700906	7.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.619213	9.798220	-7.73%	0
2014	10.837841	10.619213	-2.02%	0
2013*	10.000000	10.837841	8.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.422324	10.961519	-4.03%	0
2014	11.260973	11.422324	1.43%	0
2013	9.854584	11.260973	14.27%	0
2012	9.041621	9.854584	8.99%	0
2011	9.543286	9.041621	-5.26%	0
2010	8.833797	9.543286	8.03%	0
2009	7.467951	8.833797	18.29%	0
2008*	10.000000	7.467951	-25.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.456032	10.944742	-4.46%	0
2014	11.295107	11.456032	1.42%	0
2013	9.369661	11.295107	20.55%	0
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
2010	8.294271	9.116593	9.91%	0
2009	6.755321	8.294271	22.78%	0
2008*	10.000000	6.755321	-32.45%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	11.141411	10.692001	-4.03%	0
2014	11.035497	11.141411	0.96%	0
2013	10.227334	11.035497	7.90%	0
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0
2010	9.364667	9.904468	5.76%	0
2009	8.203783	9.364667	14.15%	0
2008*	10.000000	8.203783	-17.96%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	10.987144	10.563674	-3.85%	0
2014	10.820644	10.987144	1.54%	0
2013	11.397967	10.820644	-5.07%	0
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
2010	10.242383	10.608581	3.58%	0
2009	9.723705	10.242383	5.33%	0
2008*	10.000000	9.723705	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	11.906262	11.489320	-3.50%	0
2014	11.703180	11.906262	1.74%	0
2013	12.317539	11.703180	-4.99%	0
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
2010	10.988936	11.524255	4.87%	0
2009	9.729479	10.988936	12.94%	0
2008*	10.000000	9.729479	-2.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	24.209687	19.670779	-18.75%	0
2014	26.475931	24.209687	-8.56%	0
2013	27.178323	26.475931	-2.58%	0
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
2010	28.370736	31.899833	12.44%	0
2009	17.933738	28.370736	58.20%	0
2008	43.951190	17.933738	-59.20%	0
2007	31.211765	43.951190	40.82%	0
2006	23.602724	31.211765	32.24%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.698015	10.365761	-3.11%	0
2014	10.546966	10.698015	1.43%	0
2013	11.332825	10.546966	-6.93%	0
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
2010	10.720995	10.896685	1.64%	0
2009	10.763167	10.720995	-0.39%	0
2008	10.300774	10.763167	4.49%	0
2007	9.911521	10.300774	3.93%	0
2006	9.886846	9.911521	0.25%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	7.959735	7.472191	-6.13%	0
2014	8.265458	7.959735	-3.70%	0
2013	7.248043	8.265458	14.04%	0
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
2010	6.776655	7.428336	9.62%	0
2009	5.396835	6.776655	25.57%	0
2008*	10.000000	5.396835	-46.03%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.465762	8.097650	-4.35%	0
2014	9.303329	8.465762	-9.00%	0
2013	7.925639	9.303329	17.38%	0
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0
2010	7.848597	8.176599	4.18%	0
2009	6.291451	7.848597	24.75%	0
2008	11.397857	6.291451	-44.80%	0
2007	10.743629	11.397857	6.09%	0
2006*	10.000000	10.743629	7.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.744126	18.000254	-3.97%	0
2014	18.406248	18.744126	1.84%	0
2013	14.912064	18.406248	23.43%	0
2012	13.264769	14.912064	12.42%	0
2011	14.233857	13.264769	-6.81%	0
2010	12.801040	14.233857	11.19%	0
2009	10.374525	12.801040	23.39%	0
2008	16.935793	10.374525	-38.74%	0
2007	16.480522	16.935793	2.76%	0
2006	14.536645	16.480522	13.37%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	14.080622	13.634458	-3.17%	0
2014	13.879695	14.080622	1.45%	0
2013	12.615384	13.879695	10.02%	0
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0
2010	11.405992	12.149850	6.52%	0
2009*	10.000000	11.405992	14.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	16.084825	15.519254	-3.52%	0
2014	15.760844	16.084825	2.06%	0
2013	13.597372	15.760844	15.91%	0
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
2010	11.958968	12.996027	8.67%	0
2009*	10.000000	11.958968	19.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.514615	11.198730	-2.74%	0
2014	11.426214	11.514615	0.77%	0
2013	11.236665	11.426214	1.69%	0
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0
2010	10.739698	11.031459	2.72%	0
2009	10.149751	10.739698	5.81%	0
2008	11.134318	10.149751	-8.84%	0
2007	10.894316	11.134318	2.20%	0
2006	10.578245	10.894316	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.472416	9.828945	-6.14%	0
2014	10.537541	10.472416	-0.62%	0
2013*	10.000000	10.537541	5.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.484909	9.768066	-6.84%	0
2014	10.625011	10.484909	-1.32%	0
2013*	10.000000	10.625011	6.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	15.354651	14.844135	-3.32%	0
2014	15.049793	15.354651	2.03%	0
2013	13.303145	15.049793	13.13%	0
2012	12.377314	13.303145	7.48%	0
2011	12.764449	12.377314	-3.03%	0
2010	11.864171	12.764449	7.59%	0
2009	10.266540	11.864171	15.56%	0
2008	13.781030	10.266540	-25.50%	0
2007	13.448467	13.781030	2.47%	0
2006	12.449767	13.448467	8.02%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	17.377351	16.732960	-3.71%	0
2014	17.068709	17.377351	1.81%	0
2013	14.378780	17.068709	18.71%	0
2012	13.031349	14.378780	10.34%	0
2011	13.725470	13.031349	-5.06%	0
2010	12.540204	13.725470	9.45%	0
2009	10.392946	12.540204	20.66%	0
2008	15.617391	10.392946	-33.45%	0
2007	15.170057	15.617391	2.95%	0
2006	13.652670	15.170057	11.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.514950	13.105467	-3.03%	0
2014	13.302470	13.514950	1.60%	0
2013	12.411272	13.302470	7.18%	0
2012	11.843812	12.411272	4.79%	0
2011	11.962522	11.843812	-0.99%	0
2010	11.364468	11.962522	5.26%	0
2009	10.226750	11.364468	11.12%	0
2008	12.410247	10.226750	-17.59%	0
2007	12.087882	12.410247	2.67%	0
2006	11.492659	12.087882	5.18%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	20.339767	20.681030	1.68%	0
2014	19.315021	20.339767	5.31%	0
2013	14.610546	19.315021	32.20%	0
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
2010	12.775785	13.448232	5.26%	0
2009*	10.000000	12.775785	27.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.864605	9.353613	-5.18%	0
2014*	10.000000	9.864605	-1.35%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.059252	9.771234	-2.86%	0
2014*	10.000000	10.059252	0.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	25.924431	24.509350	-5.46%	0
2014	24.425298	25.924431	6.14%	0
2013	18.925689	24.425298	29.06%	0
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
2010	14.352145	17.569856	22.42%	0
2009	10.819333	14.352145	32.65%	0
2008	17.556398	10.819333	-38.37%	0
2007	16.830087	17.556398	4.32%	0
2006	15.787890	16.830087	6.60%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	8.096524	7.853632	-3.00%	0
2014	8.346928	8.096524	-3.00%	0
2013	8.605080	8.346928	-3.00%	0
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
2010	9.428409	9.145574	-3.00%	0
2009	9.715931	9.428409	-2.96%	0
2008	9.814857	9.715931	-1.01%	0
2007	9.657254	9.814857	1.63%	0
2006	9.523654	9.657254	1.40%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	12.318596	11.603617	-5.80%	0
2014	12.224811	12.318596	0.77%	0
2013	12.746263	12.224811	-4.09%	0
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
2010	10.659020	11.434048	7.27%	0
2009	8.834618	10.659020	20.65%	0
2008	11.012066	8.834618	-19.77%	0
2007	10.852545	11.012066	1.47%	0
2006	10.670945	10.852545	1.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.655193	9.304155	-3.64%	0
2014	10.090308	9.655193	-4.31%	0
2013	8.591409	10.090308	17.45%	0
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0
2010	7.922646	8.746157	10.39%	0
2009	6.000868	7.922646	32.03%	0
2008*	10.000000	6.000868	-39.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	12.900254	11.844155	-8.19%	0
2014	14.724321	12.900254	-12.39%	0
2013	12.539913	14.724321	17.42%	0
2012	11.045561	12.539913	13.53%	0
2011	13.622918	11.045561	-18.92%	0
2010	13.262129	13.622918	2.72%	0
2009	10.557165	13.262129	25.62%	0
2008	20.336975	10.557165	-48.09%	0
2007	20.416599	20.336975	-0.39%	0
2006	17.194222	20.416599	18.74%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	12.890036	12.894628	0.04%	0
2014	12.064346	12.890036	6.84%	0
2013	9.252936	12.064346	30.38%	0
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0
2010	7.819763	8.750361	11.90%	0
2009	6.232284	7.819763	25.47%	0
2008*	10.000000	6.232284	-37.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	12.235645	11.460615	-6.33%	0
2014	11.442029	12.235645	6.94%	0
2013	8.735768	11.442029	30.98%	0
2012	7.659199	8.735768	14.06%	0
2011	8.407919	7.659199	-8.90%	0
2010	7.687869	8.407919	9.37%	0
2009	6.220503	7.687869	23.59%	0
2008*	10.000000	6.220503	-37.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	12.914506	12.483685	-3.34%	0
2014	12.836513	12.914506	0.61%	0
2013	9.547400	12.836513	34.45%	0
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0
2010	7.550935	9.263366	22.68%	0
2009	6.143637	7.550935	22.91%	0
2008*	10.000000	6.143637	-38.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.534055	14.633144	-5.80%	0
2014	13.685181	15.534055	13.51%	0
2013	10.398302	13.685181	31.61%	0
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0
2010	8.379953	9.724644	16.05%	0
2009	6.621566	8.379953	26.56%	0
2008*	10.000000	6.621566	-33.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	17.104127	16.678795	-2.49%	0
2014	17.196692	17.104127	-0.54%	0
2013	12.315415	17.196692	39.64%	0
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
2010	9.619973	11.674327	21.36%	0
2009	7.797612	9.619973	23.37%	0
2008	15.037255	7.797612	-48.14%	0
2007	14.159664	15.037255	6.20%	0
2006	14.173418	14.159664	-0.10%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	25.058549	22.777867	-9.10%	0
2014	24.196598	25.058549	3.56%	0
2013	17.814319	24.196598	35.83%	0
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0
2010	13.567911	16.645645	22.68%	0
2009	11.113623	13.567911	22.08%	0
2008	16.924893	11.113623	-34.34%	0
2007	18.811410	16.924893	-10.03%	0
2006	16.560293	18.811410	13.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	22.831888	21.727091	-4.84%	0
2014	23.408008	22.831888	-2.46%	0
2013	17.169135	23.408008	36.34%	0
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
2010	13.867469	16.812085	21.23%	0
2009	10.634840	13.867469	30.40%	0
2008	17.786451	10.634840	-40.21%	0
2007	17.998708	17.786451	-1.18%	0
2006	16.602704	17.998708	8.41%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	16.959208	16.559267	-2.36%	0
2014	15.636081	16.959208	8.46%	0
2013	12.324642	15.636081	26.87%	0
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0
2010	10.436497	11.462321	9.83%	0
2009	8.569281	10.436497	21.79%	0
2008	15.131313	8.569281	-43.37%	0
2007	14.460442	15.131313	4.64%	0
2006	13.144831	14.460442	10.01%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.622094	11.550344	-8.49%	0
2014	10.117831	12.622094	24.75%	0
2013	10.156538	10.117831	-0.38%	0
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
2010	6.987203	8.799103	25.93%	0
2009	5.519332	6.987203	26.60%	0
2008*	10.000000	5.519332	-44.81%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.683872	12.419355	-2.09%	0
2014	11.563875	12.683872	9.69%	0
2013*	10.000000	11.563875	15.64%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.392823	9.079943	-3.33%	0
2014	9.635733	9.392823	-2.52%	0
2013	9.923297	9.635733	-2.90%	0
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0
2010	10.123113	10.057043	-0.65%	0
2009	9.743443	10.123113	3.90%	0
2008*	10.000000	9.743443	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.600530	11.625738	-7.74%	0
2014	12.424757	12.600530	1.41%	0
2013*	10.000000	12.424757	24.25%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.471998	12.557627	-6.79%	0
2014	15.120708	13.471998	-10.90%	0
2013	12.979956	15.120708	16.49%	0
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
2010	12.772243	13.175588	3.16%	0
2009*	10.000000	12.772243	27.72%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	24.850862	24.345031	-2.04%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.667344	8.422764	-2.82%	0
2014	8.881243	8.667344	-2.41%	0
2013	9.099805	8.881243	-2.40%	0
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0
2010	9.026966	9.218946	2.13%	0
2009	8.211696	9.026966	9.93%	0
2008	9.778947	8.211696	-16.03%	0
2007	9.623829	9.778947	1.61%	0
2006	9.520585	9.623829	1.08%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	20.521265	19.813315	-3.45%	0
2014	19.166097	20.521265	7.07%	0
2013	14.359005	19.166097	33.48%	0
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
2010	11.905689	14.188375	19.17%	0
2009	9.339023	11.905689	27.48%	0
2008	15.899992	9.339023	-41.26%	0
2007	15.234573	15.899992	4.37%	0
2006	13.811769	15.234573	10.30%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2015	10.074266	9.305897	-7.63%	0
2014	10.113774	10.074266	-0.39%	0
2013*	10.000000	10.113774	1.14%	0
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.447772	9.183763	-12.10%	0
2014	10.676561	10.447772	-2.14%	0
2013*	10.000000	10.676561	6.77%	0
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2015	10.365751	9.383807	-9.47%	0
2014	10.425880	10.365751	-0.58%	0
2013*	10.000000	10.425880	4.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	23.307716	23.438674	0.56%	0
2014	23.544570	23.307716	-1.01%	0
2013	19.113433	23.544570	23.18%	0
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
2010	16.359662	18.361296	12.24%	0
2009	12.102716	16.359662	35.17%	0
2008	20.911734	12.102716	-42.12%	0
2007	20.326030	20.911734	2.88%	0
2006	17.852904	20.326030	13.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.723338	9.196558	-5.42%	0
2014	9.780383	9.723338	-0.58%	0
2013	10.120033	9.780383	-3.36%	0
2012*	10.000000	10.120033	1.20%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.929655	8.930750	0.01%	0
2014*	10.000000	8.929655	-10.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	18.121509	18.123964	0.01%	0
2014	16.921947	18.121509	7.09%	0
2013	13.272330	16.921947	27.50%	0
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
2010	10.800682	12.134987	12.35%	0
2009	8.699454	10.800682	24.15%	0
2008	14.613817	8.699454	-40.47%	0
2007	14.467660	14.613817	1.01%	0
2006	12.995821	14.467660	11.33%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	27.015914	24.608346	-8.91%	0
2014	24.944267	27.015914	8.31%	0
2013	18.286519	24.944267	36.41%	0
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0
2010	14.174640	16.919993	19.37%	0
2009	10.675706	14.174640	32.77%	0
2008	17.753864	10.675706	-39.87%	0
2007	18.564541	17.753864	-4.37%	0
2006	16.690577	18.564541	11.23%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	9.937255	8.753358	-11.91%	0
2014	10.198235	9.937255	-2.56%	0
2013	10.502179	10.198235	-2.89%	0
2012*	10.000000	10.502179	5.02%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.588452	9.080815	-5.29%	0
2014*	10.000000	9.588452	-4.12%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.790365	9.715633	-9.96%	0
2014	11.090707	10.790365	-2.71%	0
2013	12.237338	11.090707	-9.37%	0
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0
2010	10.745343	11.399854	6.09%	0
2009*	10.000000	10.745343	7.45%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.496959	10.203309	-2.80%	0
2014	10.741237	10.496959	-2.27%	0
2013	11.099224	10.741237	-3.23%	0
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
2010	10.823894	11.043642	2.03%	0
2009*	10.000000	10.823894	8.24%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	10.083037	9.813375	-2.67%	0
2014	9.979009	10.083037	1.04%	0
2013	10.503282	9.979009	-4.99%	0
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	17.228453	15.453443	-10.30%	0
2014	16.039762	17.228453	7.41%	0
2013	12.187364	16.039762	31.61%	0
2012	10.546787	12.187364	15.56%	0
2011	11.401579	10.546787	-7.50%	0
2010	10.276409	11.401579	10.95%	0
2009	8.161224	10.276409	25.92%	0
2008	13.725637	8.161224	-40.54%	0
2007	15.062228	13.725637	-8.87%	0
2006	13.395341	15.062228	12.44%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	15.041140	14.610266	-2.86%	0
2014	16.633889	15.041140	-9.58%	0
2013	13.389484	16.633889	24.23%	0
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
2010	13.166634	14.052526	6.73%	0
2009	10.891104	13.166634	20.89%	0
2008	20.033926	10.891104	-45.64%	0
2007	19.062055	20.033926	5.10%	0
2006	15.385074	19.062055	23.90%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	18.930699	17.240017	-8.93%	0
2014	17.787101	18.930699	6.43%	0
2013	12.758177	17.787101	39.42%	0
2012	11.515266	12.758177	10.79%	0
2011	14.450146	11.515266	-20.31%	0
2010	12.331847	14.450146	17.18%	0
2009	7.756754	12.331847	58.98%	0
2008	12.700359	7.756754	-38.92%	0
2007	12.410247	12.700359	2.34%	0
2006	12.133523	12.410247	2.28%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	26.357737	28.755321	9.10%	0
2014	20.706840	26.357737	27.29%	0
2013	14.182607	20.706840	46.00%	0
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0
2010*	10.000000	10.423804	4.24%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	10.871845	10.457899	-3.81%	0
2014	10.419751	10.871845	4.34%	0
2013	10.804720	10.419751	-3.56%	0
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
2010	9.625695	9.977353	3.65%	0
2009	9.072306	9.625695	6.10%	0
2008	10.445043	9.072306	-13.14%	0
2007	10.235700	10.445043	2.05%	0
2006	10.188567	10.235700	0.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	18.524154	17.757108	-4.14%	0
2014	18.560654	18.524154	-0.20%	0
2013	20.971214	18.560654	-11.49%	0
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
2010	16.618294	17.690276	6.45%	0
2009	13.166997	16.618294	26.21%	0
2008	15.966124	13.166997	-17.53%	0
2007	15.473146	15.966124	3.19%	0
2006	14.395157	15.473146	7.49%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.130708	-18.69%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.096059	5.226165	-35.45%	0
2014	10.317992	8.096059	-21.53%	0
2013	9.623397	10.317992	7.22%	0
2012*	10.000000	9.623397	-3.77%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	7.975181	5.134263	-35.62%	0
2014	10.194580	7.975181	-21.77%	0
2013	9.528859	10.194580	6.99%	0
2012*	10.000000	9.528859	-4.71%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	20.024360	18.863579	-5.80%	0
2014	21.038947	20.024360	-4.82%	0
2013	14.437159	21.038947	45.73%	0
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0
2010	12.124644	14.910083	22.97%	0
2009	8.188764	12.124644	48.06%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2015	10.925246	10.427321	-4.56%	0
2014	10.841982	10.925246	0.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2015	17.646282	17.307399	-1.92%	0
2014	16.697230	17.646282	5.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2015	25.793776	23.522131	-8.81%	0
2014	24.483755	25.793776	5.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2015	10.916420	10.295554	-5.69%	0
2014	10.928349	10.916420	-0.11%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2015	18.093696	16.455652	-9.05%	0
2014	16.657015	18.093696	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2015	19.455805	18.516504	-4.83%	0
2014	17.308897	19.455805	12.40%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.634600	-3.65%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2015	13.658038	13.075012	-4.27%	0
2014	13.856439	13.658038	-1.43%	0
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.094993	-9.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2015*	10.000000	9.662298	-3.38%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2015	12.325890	11.148765	-9.55%	0
2014	12.068509	12.325890	2.13%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2015	10.741599	10.125706	-5.73%	0
2014*	10.000000	10.741599	7.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2015	25.414245	24.002952	-5.55%	0
2014	25.001148	25.414245	1.65%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2015	18.242123	17.793298	-2.46%	0
2014	16.678944	18.242123	9.37%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2015	16.665899	15.678515	-5.92%	0
2014	15.983625	16.665899	4.27%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2015	14.891727	14.036999	-5.74%	0
2014	15.199190	14.891727	-2.02%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund - Q/NQ
2015	9.776658	9.360221	-4.26%	0
2014*	10.000000	9.776658	-2.23%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2015	12.081310	10.930820	-9.52%	0
2014	12.662151	12.081310	-4.59%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2015	10.967586	10.559038	-3.73%	0
2014	10.956954	10.967586	0.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2015	12.688851	12.205000	-3.81%	0
2014	12.591633	12.688851	0.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2015	13.156195	12.663592	-3.74%	0
2014	13.007444	13.156195	1.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2015	13.728884	13.205449	-3.81%	0
2014	13.554498	13.728884	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2015	14.305143	10.962034	-23.37%	0
2014	16.958991	14.305143	-15.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2015	17.084243	15.820151	-7.40%	0
2014	16.286267	17.084243	4.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2015	18.002586	18.610453	3.38%	0
2014	16.770040	18.002586	7.35%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2015	11.125955	10.667341	-4.12%	0
2014	10.893647	11.125955	2.13%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2015	28.958930	27.546998	-4.88%	0
2014	28.243737	28.958930	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2015	17.403201	17.383507	-0.11%	0
2014	19.625650	17.403201	-11.32%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2015	22.311516	20.886737	-6.39%	0
2014	21.662121	22.311516	3.00%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2015	11.047194	10.018777	-9.31%	0
2014	11.107885	11.047194	-0.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2015	12.855454	11.554155	-10.12%	0
2014	12.707614	12.855454	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2015	18.766587	17.485210	-6.83%	0
2014	17.849950	18.766587	5.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2015	23.998424	21.491976	-10.44%	0
2014	24.676786	23.998424	-2.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2015	9.219167	7.167023	-22.26%	0
2014*	10.000000	9.219167	-7.81%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2015	16.772779	15.165896	-9.58%	0
2014	19.518283	16.772779	-14.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2015	9.861052	9.125036	-7.46%	0
2014*	10.000000	9.861052	-1.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2015	11.131775	10.138129	-8.93%	0
2014	11.074706	11.131775	0.52%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2015	9.891708	9.742132	-1.51%	0
2014	9.773846	9.891708	1.21%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2015	13.451479	13.625409	1.29%	0
2014	12.860045	13.451479	4.60%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2015	12.292964	11.378347	-7.44%	0
2014	12.203709	12.292964	0.73%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2015	13.214605	12.911570	-2.29%	0
2014	12.689622	13.214605	4.14%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2015	14.094890	12.491951	-11.37%	0
2014	15.386235	14.094890	-8.39%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2015	11.233696	10.156277	-9.59%	0
2014	11.399893	11.233696	-1.46%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2015	13.017069	11.859816	-8.89%	0
2014	12.479277	13.017069	4.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2015	17.980482	17.458461	-2.90%	0
2014	17.178801	17.980482	4.67%	0
Janus Aspen Series - Flexible Bond Portfolio: Service Shares - Q/NQ
2015*	10.000000	9.653051	-3.47%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2015	22.318647	24.158537	8.24%	0
2014	21.278457	22.318647	4.89%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2015	13.599120	13.761267	1.19%	0
2014	12.860941	13.599120	5.74%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2015	22.383540	19.738579	-11.82%	0
2014	26.334916	22.383540	-15.00%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2015	9.324686	7.208206	-22.70%	0
2014*	10.000000	9.324686	-6.75%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2015	12.324849	11.662293	-5.38%	0
2014	13.778280	12.324849	-10.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2015	20.887858	20.009866	-4.20%	0
2014	19.600874	20.887858	6.57%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2015	13.629792	14.013057	2.81%	0
2014	13.937065	13.629792	-2.20%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2015*	10.000000	9.587921	-4.12%	0
Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund - Q/NQ
2015	15.444279	13.864078	-10.23%	0
2014	16.308112	15.444279	-5.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2015	20.084651	18.559035	-7.60%	0
2014	18.389015	20.084651	9.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2015	12.294156	12.005427	-2.35%	0
2014	12.109411	12.294156	1.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2015	9.866520	9.518867	-3.52%	0
2014	9.719325	9.866520	1.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2015	13.003295	13.396894	3.03%	0
2014	13.204701	13.003295	-1.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2015	12.434441	12.796897	2.91%	0
2014	11.898931	12.434441	4.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2015	11.523181	11.263953	-2.25%	0
2014	10.810740	11.523181	6.59%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2015*	10.000000	9.190224	-8.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2015	15.015156	14.140952	-5.82%	0
2014	15.141411	15.015156	-0.83%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2015	18.493489	16.717824	-9.60%	0
2014	17.557408	18.493489	5.33%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2015*	10.000000	9.050140	-9.50%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2015*	10.000000	9.246197	-7.54%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2015	11.481761	10.970382	-4.45%	0
2014	11.142735	11.481761	3.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2015	13.213760	12.724220	-3.70%	0
2014	12.365127	13.213760	6.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2015	11.203708	10.643886	-5.00%	0
2014	11.087499	11.203708	1.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2015	11.071605	10.592781	-4.32%	0
2014	10.977683	11.071605	0.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2015	11.282993	10.765619	-4.59%	0
2014	11.144545	11.282993	1.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2015	10.438003	10.019437	-4.01%	0
2014	10.445687	10.438003	-0.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2015	10.559746	9.772724	-7.45%	0
2014	10.678775	10.559746	-1.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2015	10.564483	9.717562	-8.02%	0
2014	10.815436	10.564483	-2.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2015	11.188894	10.704285	-4.33%	0
2014	11.065050	11.188894	1.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2015	11.221877	10.687869	-4.76%	0
2014	11.098574	11.221877	1.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2015	10.913679	10.441065	-4.33%	0
2014	10.843475	10.913679	0.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2015	10.762632	10.315816	-4.15%	0
2014	10.632419	10.762632	1.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2015	11.662969	11.219730	-3.80%	0
2014	11.499600	11.662969	1.42%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2015	23.350260	18.913728	-19.00%	0
2014	25.615322	23.350260	-8.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2015	10.318278	9.966890	-3.41%	0
2014	10.204161	10.318278	1.12%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2015	7.796961	7.296731	-6.42%	0
2014	8.121551	7.796961	-4.00%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2015	8.241366	7.858611	-4.64%	0
2014	9.084851	8.241366	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2015	18.078739	17.307571	-4.27%	0
2014	17.807944	18.078739	1.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2015	13.835607	13.355770	-3.47%	0
2014	13.680481	13.835607	1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2015	15.804971	15.202069	-3.81%	0
2014	15.534691	15.804971	1.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2015	11.105826	10.767738	-3.04%	0
2014	11.054753	11.105826	0.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2015	10.418437	9.748034	-6.43%	0
2014	10.515756	10.418437	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2015	10.430865	9.687651	-7.13%	0
2014	10.603043	10.430865	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2015	14.809691	14.272996	-3.62%	0
2014	14.560680	14.809691	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2015	16.760512	16.089059	-4.01%	0
2014	16.513896	16.760512	1.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2015	13.035222	12.601180	-3.33%	0
2014	12.870098	13.035222	1.28%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2015	19.985908	20.258394	1.36%	0
2014	19.037872	19.985908	4.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2015	9.850377	9.311228	-5.47%	0
2014*	10.000000	9.850377	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2015	10.044743	9.726964	-3.16%	0
2014*	10.000000	10.044743	0.45%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2015	25.004238	23.566265	-5.75%	0
2014	23.631411	25.004238	5.81%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2015	7.803155	7.545651	-3.30%	0
2014	8.069444	7.803155	-3.30%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2015	11.881336	11.157116	-6.10%	0
2014	11.827459	11.881336	0.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2015	9.457803	9.085734	-3.93%	0
2014	9.914690	9.457803	-4.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2015	12.442229	11.388262	-8.47%	0
2014	14.245632	12.442229	-12.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2015	12.626520	12.591959	-0.27%	0
2014	11.854377	12.626520	6.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2015	11.985483	11.191562	-6.62%	0
2014	11.242862	11.985483	6.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2015	12.650460	12.190617	-3.63%	0
2014	12.613084	12.650460	0.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2015	15.216478	14.289641	-6.09%	0
2014	13.446979	15.216478	13.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2015	16.496956	16.036950	-2.79%	0
2014	16.637708	16.496956	-0.85%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2015	24.169050	21.901337	-9.38%	0
2014	23.410099	24.169050	3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2015	22.021456	20.891049	-5.13%	0
2014	22.647189	22.021456	-2.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2015	16.357135	15.922000	-2.66%	0
2014	15.127768	16.357135	8.13%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2015	12.363961	11.279122	-8.77%	0
2014	9.941629	12.363961	24.37%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2015	12.618529	12.317160	-2.39%	0
2014	11.539979	12.618529	9.35%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2015	9.200869	8.866876	-3.63%	0
2014	9.468098	9.200869	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2015	12.535608	11.530049	-8.02%	0
2014	12.399093	12.535608	1.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2015	13.237563	12.300892	-7.08%	0
2014	14.903708	13.237563	-11.18%	0
Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class Shares - Q/NQ
2015	23.944082	23.384143	-2.34%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares - Q/NQ
2015	8.359686	8.098663	-3.12%	0
2014	8.592563	8.359686	-2.71%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares - Q/NQ
2015	19.792799	19.050878	-3.75%	0
2014	18.543082	19.792799	6.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2015	22.480353	22.536737	0.25%	0
2014	22.779257	22.480353	-1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2015	9.657875	9.106387	-5.71%	0
2014	9.744677	9.657875	-0.89%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2015	8.911170	8.884698	-0.30%	0
2014*	10.000000	8.911170	-10.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2015	17.478271	17.426568	-0.30%	0
2014	16.371924	17.478271	6.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2015	26.056966	23.661428	-9.19%	0
2014	24.133495	26.056966	7.97%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2015	9.855534	8.654517	-12.19%	0
2014	10.145741	9.855534	-2.86%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2015	9.568537	9.033931	-5.59%	0
2014*	10.000000	9.568537	-4.31%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2015	10.602543	9.516985	-10.24%	0
2014	10.931471	10.602543	-3.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2015	10.314270	9.994730	-3.10%	0
2014	10.587041	10.314270	-2.58%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2015	9.969176	9.672539	-2.98%	0
2014	9.896939	9.969176	0.73%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2015	16.616857	14.858728	-10.58%	0
2014	15.518365	16.616857	7.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2015	14.507078	14.047903	-3.17%	0
2014	16.093065	14.507078	-9.86%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2015	18.258679	16.576541	-9.21%	0
2014	17.208903	18.258679	6.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2015	25.979956	28.255525	8.76%	0
2014	20.473322	25.979956	26.90%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2015	10.485965	10.055497	-4.11%	0
2014	10.081087	10.485965	4.02%	0

Maximum Additional Contract Options Elected Total - 3.30%
Variable account charges of the daily net assets of the variable account - 3.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2015	17.848386	17.056394	-4.44%	0
2014	17.939035	17.848386	-0.51%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2015*	10.000000	8.113864	-18.86%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2015	8.029330	5.167001	-35.65%	0
2014	10.264761	8.029330	-21.78%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Service Class - Q/NQ
2015	7.909512	5.076185	-35.82%	0
2014	10.142071	7.909512	-22.01%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2015	19.405905	18.224407	-6.09%	0
2014	20.452454	19.405905	-5.12%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
18,207 shares (cost $308,122)	$339,566
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
8,185 shares (cost $96,855)	92,656
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
1,741,259 shares (cost $20,220,509)	19,589,162
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
289 shares (cost $2,515)	2,053
VP Inflation Protection Fund - Class I (ACVIP1)
30,391 shares (cost $314,656)	302,691
Growth Fund - Class 1 (AFGF)
169,578 shares (cost $9,941,285)	11,534,666
High-Income Bond Fund - Class 1 (AFHY)
76,260 shares (cost $797,796)	700,825
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
64,219,615 shares (cost $750,628,213)	752,011,691
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
61,319 shares (cost $746,686)	755,449
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
640,228 shares (cost $4,590,522)	4,327,943
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
5,223,526 shares (cost $60,942,332)	60,436,200
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
6,063,982 shares (cost $63,500,751)	60,821,735
Global Allocation V.I. Fund - Class III (MLVGA3)
28,835,934 shares (cost $422,788,165)	376,020,585
Money Market Portfolio(TM) (CHSMM)
9,048,021 shares (cost $9,048,021)	9,048,021
VIP Value Series: Service Class (DWVVLS)
22,270 shares (cost $626,379)	636,022
VIP Small Cap Value Series: Service Class (DWVSVS)
884,018 shares (cost $34,062,947)	29,685,329
Stock Index Fund, Inc. - Initial Shares (DSIF)
5,062,962 shares (cost $150,924,744)	219,833,821
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,316,083 shares (cost $112,304,681)	144,150,138
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
1,023,046 shares (cost $28,965,431)	39,448,636
Floating-Rate Income Fund (ETVFR)
2,881,240 shares (cost $26,293,366)	25,354,914
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
37,399 shares (cost $716,956)	723,674
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
737,366 shares (cost $8,498,811)	8,022,537
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
822 shares (cost $7,721)	7,591
VA Situs Fund (HVSIT)
1,208,731 shares (cost $25,068,851)	20,959,388
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
1,222,182 shares (cost $17,350,478)	14,556,191
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
3,612,570 shares (cost $16,354,357)	19,254,999
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
19,047 shares (cost $231,654)	194,276

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,312,704 shares (cost $13,128,739)	$13,376,455
Balanced Portfolio: Service Shares (JABS)
321,358 shares (cost $9,433,528)	10,158,112
Enterprise Portfolio: Service Shares (JAMGS)
4,569 shares (cost $262,189)	249,803
Flexible Bond Portfolio: Service Shares (JAFBS)
1,481,254 shares (cost $19,023,002)	18,752,677
Forty Portfolio: Service Shares (JACAS)
4,199,744 shares (cost $152,540,530)	147,327,035
Global Technology Portfolio: Service Shares (JAGTS)
7,458,989 shares (cost $59,712,607)	57,807,165
Overseas Portfolio: Service Shares (JAIGS)
1,841,205 shares (cost $68,309,780)	51,259,153
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,019,920 shares (cost $20,372,380)	16,012,748
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
379,559 shares (cost $6,633,869)	6,156,442
New Discovery Series - Service Class (MNDSC)
1,657,520 shares (cost $28,340,642)	23,951,158
Utilities Series - Service Class (MVUSC)
5,329 shares (cost $174,610)	134,026
Value Series - Service Class (MVFSC)
19,794,457 shares (cost $253,709,261)	358,675,568
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
9,415,878 shares (cost $182,144,763)	208,373,388
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
180,317 shares (cost $1,449,890)	1,271,235
Core Plus Fixed Income Portfolio - Class I (MSVFI)
201,863 shares (cost $2,141,390)	2,069,091
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,130,457 shares (cost $11,550,989)	11,553,270
Emerging Markets Debt Portfolio - Class I (MSEM)
247,752 shares (cost $1,888,277)	1,845,754
Emerging Markets Debt Portfolio - Class II (MSEMB)
81,224 shares (cost $632,030)	601,054
Global Real Estate Portfolio - Class II (VKVGR2)
39,557 shares (cost $407,350)	402,690
U.S. Real Estate Portfolio - Class I (MSVRE)
1,416 shares (cost $20,438)	28,719
U.S. Real Estate Portfolio - Class II (MSVREB)
176 shares (cost $2,745)	3,558
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
7,151,673 shares (cost $71,381,444)	64,293,544
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
63,511,055 shares (cost $627,167,455)	594,463,473
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,922,188 shares (cost $44,487,721)	45,030,918
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
10,078,318 shares (cost $156,663,468)	154,500,612
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
228,441,141 shares (cost $4,085,267,249)	5,391,210,939
American Funds NVIT Bond Fund - Class II (GVABD2)
173,378,152 shares (cost $1,936,098,514)	1,966,108,245
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
8,825,395 shares (cost $214,606,185)	260,172,653
American Funds NVIT Growth Fund - Class II (GVAGR2)
4,827,808 shares (cost $288,872,467)	416,688,147

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
39,807,072 shares (cost $1,662,033,056)	$2,181,825,617
Federated NVIT High Income Bond Fund - Class I (HIBF)
10,357,906 shares (cost $70,284,126)	62,665,333
NVIT Emerging Markets Fund - Class I (GEM)
938,869 shares (cost $10,674,981)	8,600,042
NVIT Emerging Markets Fund - Class II (GEM2)
5,630,778 shares (cost $63,723,053)	50,958,544
NVIT International Equity Fund - Class I (GIG)
1,966,794 shares (cost $21,005,293)	18,763,219
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
4,221,806 shares (cost $41,098,441)	39,980,502
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
7,892,041 shares (cost $67,972,318)	71,422,969
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,839,258 shares (cost $27,586,189)	25,411,357
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
184,670 shares (cost $2,672,094)	2,472,734
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
9,378,712 shares (cost $91,910,943)	125,487,166
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
6,783,615 shares (cost $69,230,919)	64,715,690
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
193,880,080 shares (cost $2,009,980,493)	2,126,864,473
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
251,421,491 shares (cost $2,544,912,635)	2,697,752,599
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
70,678,850 shares (cost $748,418,656)	708,908,863
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
248,846,880 shares (cost $2,558,129,809)	2,699,988,651
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
38,473,002 shares (cost $378,419,699)	366,262,978
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
77,291,405 shares (cost $816,783,497)	820,061,807
NVIT Core Bond Fund - Class I (NVCBD1)
273,710 shares (cost $3,030,141)	2,863,008
NVIT Core Bond Fund - Class II (NVCBD2)
9,204,234 shares (cost $100,038,043)	96,000,162
NVIT Core Plus Bond Fund - Class II (NVLCP2)
5,908,806 shares (cost $68,062,512)	65,587,751
NVIT Nationwide Fund - Class I (TRF)
8,362,721 shares (cost $87,144,694)	121,844,843
NVIT Nationwide Fund - Class II (TRF2)
8,299,466 shares (cost $69,539,965)	120,425,252
NVIT Government Bond Fund - Class I (GBF)
21,816,940 shares (cost $250,425,719)	236,931,970
American Century NVIT Growth Fund - Class I (CAF)
1,709,128 shares (cost $20,726,087)	34,695,305
American Century NVIT Growth Fund -Class II (CAF2)
4,853,745 shares (cost $59,050,597)	58,924,464
NVIT International Index Fund - Class II (GVIX2)
34,398 shares (cost $327,619)	298,921
NVIT International Index Fund - Class VIII (GVIX8)
5,872,662 shares (cost $53,504,709)	50,857,249
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
14,552,614 shares (cost $136,886,944)	183,508,461
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
89,165,862 shares (cost $1,235,140,137)	1,323,221,389

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
85,954,055 shares (cost $1,265,935,236)	$1,442,309,038
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
65,292,194 shares (cost $675,803,905)	647,698,564
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
194,638,616 shares (cost $2,173,089,349)	2,440,768,241
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
65,333,112 shares (cost $693,362,459)	868,277,063
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,990,364 shares (cost $775,023,134)	808,733,233
NVIT Mid Cap Index Fund - Class I (MCIF)
6,926,407 shares (cost $137,781,387)	155,497,844
NVIT Money Market Fund - Class I (SAM)
591,809,677 shares (cost $591,809,677)	591,809,677
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2,556,236 shares (cost $30,295,274)	26,226,978
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
11,869,173 shares (cost $107,428,438)	121,540,328
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
352,942 shares (cost $3,941,925)	3,331,768
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
5,948,046 shares (cost $65,226,949)	55,733,193
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
746,323 shares (cost $8,753,173)	9,418,591
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
9,358,379 shares (cost $97,951,575)	117,260,489
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
393,935 shares (cost $4,462,785)	3,923,590
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
7,829,943 shares (cost $82,009,000)	77,594,737
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
15,655,779 shares (cost $145,756,017)	168,299,624
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,592,703 shares (cost $126,424,750)	121,143,743
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
19,070 shares (cost $222,063)	191,275
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,984,224 shares (cost $274,277,506)	271,461,296
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
350,944 shares (cost $6,981,515)	6,443,338
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,707,175 shares (cost $34,302,380)	29,892,626
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,268,599 shares (cost $25,534,191)	29,900,139
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,657,421 shares (cost $35,896,163)	34,333,880
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,175,185 shares (cost $57,838,092)	65,377,064
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,065,670 shares (cost $36,644,952)	40,900,266
NVIT Multi-Sector Bond Fund - Class I (MSBF)
23,614,466 shares (cost $213,949,088)	204,973,563
NVIT Short Term Bond Fund - Class II (NVSTB2)
12,250,256 shares (cost $128,088,268)	124,462,604
NVIT Large Cap Growth Fund - Class I (NVOLG1)
16,890,212 shares (cost $282,185,598)	337,635,331

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Large Cap Growth Fund - Class II (NVOLG2)
11,039,949 shares (cost $187,061,629)	$219,805,394
Templeton NVIT International Value Fund - Class III (NVTIV3)
19,141,463 shares (cost $230,767,674)	208,259,123
Invesco NVIT Comstock Value Fund - Class I (EIF)
17,837 shares (cost $285,751)	273,084
Invesco NVIT Comstock Value Fund - Class II (EIF2)
10,676,805 shares (cost $119,564,446)	162,180,668
NVIT Real Estate Fund - Class I (NVRE1)
8,258,224 shares (cost $67,056,443)	53,595,873
NVIT Real Estate Fund - Class II (NVRE2)
14,546,928 shares (cost $119,321,141)	93,391,280
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
461,528 shares (cost $5,307,602)	5,086,033
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
173,613 shares (cost $1,974,266)	1,861,136
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
95,713,366 shares (cost $1,015,538,315)	935,119,581
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
47,303,348 shares (cost $501,489,873)	464,991,910
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
66,960,213 shares (cost $709,059,502)	671,610,938
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
34,317,583 shares (cost $362,273,975)	345,921,240
NVIT Small Cap Index Fund Class II (NVSIX2)
3,252,179 shares (cost $43,871,172)	38,863,543
NVIT S&P 500 Index Fund Class II (GVEX2)
20,847,713 shares (cost $288,371,536)	290,408,639
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
5,255,173 shares (cost $50,200,333)	49,503,728
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
1,192,551 shares (cost $13,629,211)	12,569,484
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
1,035,615 shares (cost $12,142,646)	10,832,535
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
839,918 shares (cost $10,044,298)	8,995,526
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
12,394 shares (cost $133,122)	130,629
Real Return Portfolio - Advisor Class (PMVRA)
11,420 shares (cost $146,803)	136,235
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
47,782 shares (cost $581,327)	519,395
VPS Growth and Income Portfolio - Class B (ALVGIB)
179,825 shares (cost $3,511,127)	5,355,181
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
17,402 shares (cost $356,265)	300,880
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
5,276,449 shares (cost $99,389,746)	90,491,108
VP Balanced Fund - Class I (ACVB)
4,513,999 shares (cost $30,113,685)	31,282,012
VP Capital Appreciation Fund - Class I (ACVCA)
4,277 shares (cost $62,272)	64,234
VP Income & Growth Fund - Class I (ACVIG)
1,638,022 shares (cost $11,658,241)	14,037,850
VP Income & Growth Fund - Class II (ACVIG2)
421,990 shares (cost $3,092,874)	3,616,459

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VP Inflation Protection Fund - Class II (ACVIP2)
22,009,841 shares (cost $245,177,883)	$218,777,823
VP International Fund - Class I (ACVI)
777 shares (cost $8,205)	7,781
VP Mid Cap Value Fund - Class I (ACVMV1)
439,148 shares (cost $7,493,173)	8,075,934
VP Mid Cap Value Fund - Class II (ACVMV2)
6,834,531 shares (cost $112,097,495)	125,755,361
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
1,245,828 shares (cost $25,959,291)	23,521,235
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
4,564,505 shares (cost $63,938,224)	76,272,873
Appreciation Portfolio - Initial Shares (DCAP)
592,941 shares (cost $23,551,967)	26,818,707
Appreciation Portfolio - Service Shares (DCAPS)
2,317,264 shares (cost $94,478,908)	104,184,178
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
21,526 shares (cost $834,781)	966,506
Growth and Income Portfolio - Initial Shares (DGI)
456,546 shares (cost $9,980,578)	13,687,239
Managed Tail Risk Fund II: Service Shares (FCA2S)
152,988 shares (cost $902,161)	780,239
Quality Bond Fund II - Primary Shares (FQB)
661,668 shares (cost $7,496,569)	7,258,496
Quality Bond Fund II - Service Shares (FQBS)
2,027,126 shares (cost $22,546,250)	22,156,489
Equity-Income Portfolio - Initial Class (FEIP)
14,477,419 shares (cost $320,347,142)	296,207,994
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
441,877 shares (cost $4,026,765)	6,469,080
High Income Portfolio - Initial Class (FHIP)
9,257,892 shares (cost $48,585,160)	45,826,567
VIP Asset Manager Portfolio - Initial Class (FAMP)
7,181,260 shares (cost $105,287,417)	113,176,662
VIP Energy Portfolio - Service Class 2 (FNRS2)
4,389,008 shares (cost $92,446,597)	68,073,513
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
13,261,076 shares (cost $269,686,260)	265,751,971
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
454,742 shares (cost $5,369,227)	5,520,571
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
18,107,398 shares (cost $199,991,904)	218,737,367
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
803,299 shares (cost $9,413,949)	9,968,938
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
36,613,671 shares (cost $390,703,702)	453,277,241
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
782,675 shares (cost $8,962,475)	9,908,661
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
4,784,757 shares (cost $59,416,305)	60,383,627
VIP Growth Portfolio - Initial Class (FGP)
5,484,793 shares (cost $165,864,159)	360,625,141
VIP Growth Portfolio - Service Class 2 (FG2)
4,456,733 shares (cost $234,060,083)	289,732,242
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
1,267,944 shares (cost $16,373,944)	15,519,636

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
26,577,044 shares (cost $334,811,702)	$321,316,458
VIP Mid Cap Portfolio - Service Class (FMCS)
622,374 shares (cost $20,600,472)	20,171,128
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,247,736 shares (cost $245,044,168)	262,525,446
VIP Overseas Portfolio - Initial Class (FOP)
3,311,086 shares (cost $65,307,543)	63,175,525
VIP Overseas Portfolio - Service Class 2 (FO2)
4,635,957 shares (cost $93,645,251)	87,665,953
VIP Value Strategies Portfolio - Service Class (FVSS)
328,797 shares (cost $3,499,407)	4,774,138
Franklin Income Securities Fund - Class 2 (FTVIS2)
16,534,474 shares (cost $250,422,213)	234,789,528
Rising Dividends Securities Fund - Class 2 (FTVRD2)
1,605,372 shares (cost $33,124,093)	39,684,802
Small Cap Value Securities Fund - Class 2 (FTVSV2)
5,472,534 shares (cost $90,066,617)	96,754,393
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
33,169 shares (cost $736,414)	642,488
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
1,532,322 shares (cost $14,500,361)	9,684,276
Templeton Foreign Securities Fund - Class 2 (TIF2)
3,290,315 shares (cost $56,130,943)	43,432,159
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
7,989,998 shares (cost $147,263,248)	126,241,974
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
13,241,792 shares (cost $98,485,294)	89,382,095
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
42,342 shares (cost $497,152)	432,311
Franklin High Income Securities Fund: Class 2 (FTVHI2)
28,598 shares (cost $169,276)	155,574
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
10,382 shares (cost $139,932)	119,600
Short Duration Bond Portfolio - I Class Shares (AMTB)
9,481,597 shares (cost $104,400,135)	99,746,402
International Portfolio - S Class Shares (AMINS)
8,616 shares (cost $97,010)	96,068
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
580 shares (cost $13,746)	13,176
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
147,329 shares (cost $3,283,112)	3,145,480
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
886 shares (cost $9,909)	11,684
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,000,798 shares (cost $15,794,467)	21,477,118
International Growth Fund/VA- Service Shares (OVIGS)
11,805,449 shares (cost $28,982,062)	27,034,478
Capital Income Fund/VA - Non-Service Shares (OVMS)
2,155,924 shares (cost $31,296,927)	31,174,657
Core Bond Fund/VA - Non-Service Shares (OVB)
3,033,399 shares (cost $26,241,371)	23,387,504
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,796,647 shares (cost $131,420,925)	144,272,574
Global Securities Fund/VA - Service Class (OVGSS)
2,914,297 shares (cost $117,770,406)	109,548,427

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

International Growth Fund/VA - Non-Service Shares (OVIG)
271,681 shares (cost $653,390)	$597,698
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
403,256 shares (cost $9,573,047)	11,791,218
Main Street Fund(R)/VA - Service Class (OVGIS)
6,767,086 shares (cost $137,682,325)	196,110,143
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
316,418 shares (cost $8,093,348)	6,746,041
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
4,309,694 shares (cost $97,257,945)	90,719,062
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
138,107 shares (cost $8,896,683)	10,613,497
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
382,839 shares (cost $2,027,584)	1,868,253
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,864,965 shares (cost $10,373,003)	9,324,827
All Asset Portfolio - Advisor Class (PMVAAD)
4,519,914 shares (cost $50,579,419)	41,538,010
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2,086,762 shares (cost $23,043,499)	20,053,780
Low Duration Portfolio - Advisor Class (PMVLAD)
40,722,383 shares (cost $429,742,519)	417,404,426
Total Return Portfolio - Advisor Class (PMVTRD)
29,421,098 shares (cost $333,370,640)	311,275,213
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
9,079 shares (cost $102,728)	63,459
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
395,393 shares (cost $5,129,538)	4,626,104
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
11,813 shares (cost $90,638)	85,765
VT Growth & Income Fund: Class IB (PVGIB)
82,825 shares (cost $1,377,221)	1,965,426
VT International Equity Fund: Class IB (PVTIGB)
16,186 shares (cost $215,509)	211,551
VT Voyager Fund: Class IB (PVTVB)
26,556 shares (cost $1,275,719)	1,161,032
VI American Franchise Fund - Series II Shares (ACEG2)
97,387 shares (cost $4,657,353)	5,439,051
Diversified Stock Fund Class A Shares (VYDS)
29,717 shares (cost $235,043)	378,890
Small-Cap Portfolio - Investment Class (ROCSC)
34,139 shares (cost $411,536)	287,789
Variable Fund - Multi-Hedge Strategies (RVARS)
645,189 shares (cost $15,088,373)	15,542,607
Health Sciences Portfolio - II (TRHS2)
7,685,344 shares (cost $254,485,710)	289,506,916
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
1,230,571 shares (cost $32,503,262)	20,119,838
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
1,048,588 shares (cost $11,067,049)	8,000,726
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,691,589 shares (cost $21,486,503)	17,761,681
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,045,333 shares (cost $31,441,238)	17,645,213
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
1,895,441 shares (cost $10,220,383)	9,959,027

NATIONWIDE VARIABLE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
452,211 shares (cost $2,407,437)	$2,365,876
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
1,192,944 shares (cost $6,414,646)	6,406,827
Variable Insurance Portfolios - Asset Strategy (WRASP)
27,929,368 shares (cost $300,159,818)	231,919,887
Variable Insurance Portfolios - High Income (WRHIP)
23,960,611 shares (cost $93,701,584)	80,299,197
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
6,701,537 shares (cost $67,284,651)	63,141,215
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
8,846 shares (cost $50,036)	44,661
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
660,482 shares (cost $3,607,318)	3,404,254
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
5,813,561 shares (cost $31,724,310)	31,022,323
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
9,293,671 shares (cost $52,229,478)	51,134,710
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
1,414,755 shares (cost $7,771,861)	7,500,321
Advantage VT Discovery Fund (SVDF)
1,404 shares (cost $29,795)	36,487
Advantage VT Opportunity Fund - Class 2 (SVOF)
10,694 shares (cost $194,247)	267,891
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
8,630,038 shares (cost $86,359,638)	73,873,125
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
29,418 shares (cost $305,848)	305,655
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,465 shares (cost $33,082)	33,010

Total Investments	$45,303,781,661

Other Accounts Receivable	15,709
Accounts Receivable - VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	3
Accounts Receivable - Appreciation Portfolio - Initial Shares (DCAP)	11,649
Accounts Receivable - VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)	3
Accounts Receivable - U.S. Real Estate Portfolio - Class II (MSVREB)	3
Accounts Receivable - Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	1,989
Accounts Receivable - Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	109
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class I (SCF)	18,553
Accounts Receivable - Advantage VT Discovery Fund (SVDF)	19
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	395
Accounts Payable - VP Capital Appreciation Fund - Class I (ACVCA)	(1,018)
Accounts Payable - VP International Fund - Class I (ACVI)	(170)
Accounts Payable - High-Income Bond Fund - Class 1 (AFHY)	(210)
Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(458)
Accounts Payable - BlackRock High Yield V.I. Fund - Class III (BRVHY3)	(17,996)
Accounts Payable - BlackRock Total Return V.I. Fund - Class III (BRVTR3)	(80,204)
Accounts Payable - U.S. Real Estate Portfolio - Class I (MSVRE)	(301)
Accounts Payable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(6,973)

$45,303,722,763

Contract Owners’ Equity:
Accumulation units	45,293,727,890
Contracts in payout (annuitization) period (note 1f)	9,994,873

Total Contract Owners’ Equity (note 5)	$45,303,722,763

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF	AFHY
Reinvested dividends	$810,279,041	$-	$1,008	$132,527	$20	$5,379	$101,158	$45,737
Mortality and expense risk charges (note 2)	(695,229,568)	(5,421)	(541)	(363,041)	(1)	(1,002)	(166,008)	(10,853)

Net investment income (loss)	115,049,473	(5,421)	467	(230,514)	19	4,377	(64,850)	34,884

Realized gain (loss) on investments	715,046,581	76,986	(1,845)	132,065	-	(1,098)	650,422	(45,635)
Change in unrealized gain (loss) on investments	(3,888,840,243)	(84,847)	(2,427)	(1,035,108)	(463)	(9,401)	(2,487,967)	(48,675)

Net gain (loss) on investments	(3,173,793,662)	(7,861)	(4,272)	(903,043)	(463)	(10,499)	(1,837,545)	(94,310)

Reinvested capital gains	2,072,504,919	-	2,024	350,324	53	-	2,629,053	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(986,239,270)	$(13,282)	$(1,781)	$(783,233)	$(391)	$(6,122)	$726,658	$(59,426)

Investment Activity:	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM	DWVVLS
Reinvested dividends	$11,646,860	$13,297	$71,760	$229,647	$328,798	$3,953,284	$819	$10,351
Mortality and expense risk charges (note 2)	(12,212,827)	(10,968)	(24,236)	(206,126)	(202,756)	(6,061,332)	(67,806)	(2,819)

Net investment income (loss)	(565,967)	2,329	47,524	23,521	126,042	(2,108,048)	(66,987)	7,532

Realized gain (loss) on investments	7,780,829	10,994	(48,515)	(3,441)	(65)	655,937	-	35,189
Change in unrealized gain (loss) on investments	(43,936,816)	(14,714)	(262,579)	(506,132)	(2,679,017)	(32,178,937)	-	(53,733)

Net gain (loss) on investments	(36,155,987)	(3,720)	(311,094)	(509,573)	(2,679,082)	(31,523,000)	-	(18,544)

Reinvested capital gains	16,575,282	7,231	28,929	-	2,897,235	22,883,409	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,146,672)	$5,840	$(234,641)	$(486,052)	$344,195	$(10,747,639)	$(66,987)	$(11,012)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	GVGMNS	GVSIA
Reinvested dividends	$130,878	$4,197,704	$2,361,413	$458,357	$750,005	$12,111	$7,083	$66
Mortality and expense risk charges (note 2)	(461,537)	(3,110,859)	(2,296,701)	(570,792)	(372,238)	(3,895)	(129,438)	(3)

Net investment income (loss)	(330,659)	1,086,845	64,712	(112,435)	377,767	8,216	(122,355)	63

Realized gain (loss) on investments	(512,105)	10,158,110	15,507,620	2,721,538	(672,152)	27,094	18,038	-
Change in unrealized gain (loss) on investments	(4,593,320)	(18,228,110)	(20,504,146)	(10,242,321)	(608,286)	(27,809)	(699,350)	(130)

Net gain (loss) on investments	(5,105,425)	(8,070,000)	(4,996,526)	(7,520,783)	(1,280,438)	(715)	(681,312)	(130)

Reinvested capital gains	2,936,934	6,578,081	4,349,725	5,750,032	-	15,495	175,562	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,499,150)	$(405,074)	$(582,089)	$(1,883,186)	$(902,671)	$22,996	$(628,105)	$(67)

Investment Activity:	HVSIT	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS
Reinvested dividends	$127,720	$16,610	$-	$8,281	$163,278	$175,658	$1,476	$159,116
Mortality and expense risk charges (note 2)	(385,027)	(255,308)	(314,142)	(953)	(214,315)	(146,750)	(797)	(84,747)

Net investment income (loss)	(257,307)	(238,698)	(314,142)	7,328	(51,037)	28,908	679	74,369

Realized gain (loss) on investments	2,529,167	(112,118)	1,832,658	(1,749)	1,604,526	387,316	1,739	(14,276)
Change in unrealized gain (loss) on investments	(7,547,045)	(2,104,904)	(2,946,201)	(31,594)	(3,370,731)	(823,604)	(21,154)	(270,325)

Net gain (loss) on investments	(5,017,878)	(2,217,022)	(1,113,543)	(33,343)	(1,766,205)	(436,288)	(19,415)	(284,601)

Reinvested capital gains	3,208,344	1,515,376	1,477,223	17,239	1,247,580	321,432	20,676	5,357

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,066,841)	$(940,344)	$49,538	$(8,776)	$(569,662)	$(85,948)	$1,940	$(204,875)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MNDSC	MVUSC	MVFSC
Reinvested dividends	$1,799,653	$366,528	$292,982	$210,938	$30,784	$-	$5,736	$7,674,465
Mortality and expense risk charges (note 2)	(2,215,473)	(714,566)	(839,895)	(271,630)	(76,867)	(397,079)	(731)	(5,746,141)

Net investment income (loss)	(415,820)	(348,038)	(546,913)	(60,692)	(46,083)	(397,079)	5,005	1,928,324

Realized gain (loss) on investments	4,981,707	1,959,801	(4,817,366)	(1,396,345)	(41,580)	(346,348)	1,200	21,261,691
Change in unrealized gain (loss) on investments	(18,298,004)	(6,872,347)	(2,113,532)	(2,683,319)	(477,426)	(1,114,993)	(39,513)	(53,561,941)

Net gain (loss) on investments	(13,316,297)	(4,912,546)	(6,930,898)	(4,079,664)	(519,006)	(1,461,341)	(38,313)	(32,300,250)

Reinvested capital gains	28,173,307	6,037,314	1,715,089	46,452	388,726	803,316	10,068	21,634,866

Net increase (decrease) in contract owners’ equity resulting from operations	$14,441,190	$776,730	$(5,762,722)	$(4,093,904)	$(176,363)	$(1,055,104)	$(23,240)	$(8,737,060)

Investment Activity:	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$3,627,812	$8,316	$84,863	$425,745	$110,396	$43,220	$5,702	$388
Mortality and expense risk charges (note 2)	(3,123,691)	(8,458)	(31,140)	(205,004)	(27,675)	(9,060)	(5,722)	(410)

Net investment income (loss)	504,121	(142)	53,723	220,741	82,721	34,160	(20)	(22)

Realized gain (loss) on investments	4,481,833	(18,215)	2,991	482,248	(25,901)	(9,702)	8,790	1,183
Change in unrealized gain (loss) on investments	166,288	(178,655)	(102,658)	(997,854)	(105,836)	(41,147)	(19,965)	(903)

Net gain (loss) on investments	4,648,121	(196,870)	(99,667)	(515,606)	(131,737)	(50,849)	(11,175)	280

Reinvested capital gains	2,075,885	55,067	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,228,127	$(141,945)	$(45,944)	$(294,865)	$(49,016)	$(16,689)	$(11,195)	$258

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$45	$1,167,378	$10,011,975	$1,167,595	$3,700,147	$77,065,869	$26,870,457	$1,653,231
Mortality and expense risk charges (note 2)	(51)	(654,346)	(6,081,955)	(675,957)	(2,561,482)	(81,420,610)	(28,971,327)	(3,913,187)

Net investment income (loss)	(6)	513,032	3,930,020	491,638	1,138,665	(4,354,741)	(2,100,870)	(2,259,956)

Realized gain (loss) on investments	134	42,596	(16,148)	2,028,457	5,596,414	18,470,222	2,330,621	6,575,786
Change in unrealized gain (loss) on investments	(113)	(7,148,929)	(31,990,949)	(11,555,231)	(37,337,540)	(283,948,301)	(35,933,450)	(16,328,118)

Net gain (loss) on investments	21	(7,106,333)	(32,007,097)	(9,526,774)	(31,741,126)	(265,478,079)	(33,602,829)	(9,752,332)

Reinvested capital gains	-	5,389,473	9,981,435	6,180,911	20,754,318	239,162,576	825,067	22,947,058

Net increase (decrease) in contract owners’ equity resulting from operations	$15	$(1,203,828)	$(18,095,642)	$(2,854,225)	$(9,848,143)	$(30,670,244)	$(34,878,632)	$10,934,770

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1
Reinvested dividends	$2,914,976	$18,005,957	$3,599,645	$85,865	$268,795	$101,703	$117,587	$583,371
Mortality and expense risk charges (note 2)	(6,307,192)	(32,165,120)	(1,137,725)	(141,029)	(938,440)	(283,399)	(660,028)	(1,035,977)

Net investment income (loss)	(3,392,216)	(14,159,163)	2,461,920	(55,164)	(669,645)	(181,696)	(542,441)	(452,606)

Realized gain (loss) on investments	4,309,748	48,687,860	(1,533,306)	(185,969)	(758,940)	(95,637)	1,222,651	2,283,635
Change in unrealized gain (loss) on investments	5,961,159	(190,942,620)	(4,392,847)	(1,638,784)	(10,023,634)	(1,282,973)	(4,318,932)	(10,180,236)

Net gain (loss) on investments	10,270,907	(142,254,760)	(5,926,153)	(1,824,753)	(10,782,574)	(1,378,610)	(3,096,281)	(7,896,601)

Reinvested capital gains	10,724,594	145,358,132	628,292	-	-	760,221	1,557,868	6,577,065

Net increase (decrease) in contract owners’ equity resulting from operations	$17,603,285	$(11,055,791)	$(2,835,941)	$(1,879,917)	$(11,452,219)	$(800,085)	$(2,080,854)	$(1,772,142)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$181,699	$22,031	$1,008,016	$1,778,509	$57,320,967	$85,886,665	$15,473,494	$79,968,533
Mortality and expense risk charges (note 2)	(428,733)	(35,196)	(2,095,383)	(1,090,712)	(32,463,885)	(43,903,581)	(11,283,956)	(43,181,583)

Net investment income (loss)	(247,034)	(13,165)	(1,087,367)	687,797	24,857,082	41,983,084	4,189,538	36,786,950

Realized gain (loss) on investments	1,066,135	95,800	17,337,208	763,231	19,280,665	67,939,620	1,061,098	60,530,742
Change in unrealized gain (loss) on investments	(3,818,044)	(563,519)	(41,218,544)	(9,073,506)	(179,322,385)	(379,060,445)	(43,809,433)	(328,119,684)

Net gain (loss) on investments	(2,751,909)	(467,719)	(23,881,336)	(8,310,275)	(160,041,720)	(311,120,825)	(42,748,335)	(267,588,942)

Reinvested capital gains	2,323,208	447,658	22,445,657	5,195,923	78,936,748	191,007,607	22,236,000	160,298,107

Net increase (decrease) in contract owners’ equity resulting from operations	$(675,735)	$(33,226)	$(2,523,046)	$(2,426,555)	$(56,247,890)	$(78,130,134)	$(16,322,797)	$(70,503,885)

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF
Reinvested dividends	$11,786,293	$20,976,452	$89,255	$2,744,778	$1,046,983	$1,544,908	$1,205,129	$4,314,100
Mortality and expense risk charges (note 2)	(6,163,415)	(12,867,848)	(39,866)	(1,554,164)	(1,040,592)	(1,725,050)	(1,993,704)	(3,795,089)

Net investment income (loss)	5,622,878	8,108,604	49,389	1,190,614	6,391	(180,142)	(788,575)	519,011

Realized gain (loss) on investments	14,946,291	9,387,756	(37,777)	1,059,230	248,536	7,022,013	17,803,758	(3,942,185)
Change in unrealized gain (loss) on investments	(69,248,020)	(71,733,395)	(82,597)	(5,124,417)	(2,234,319)	(7,140,315)	(17,632,236)	(365,559)

Net gain (loss) on investments	(54,301,729)	(62,345,639)	(120,374)	(4,065,187)	(1,985,783)	(118,302)	171,522	(4,307,744)

Reinvested capital gains	37,235,720	32,846,994	14,151	465,570	565,433	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,443,131)	$(21,390,041)	$(56,834)	$(2,409,003)	$(1,413,959)	$(298,444)	$(617,053)	$(3,788,733)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$125,006	$282,636	$6,062	$1,036,609	$2,744,330	$22,530,344	$23,058,258	$11,411,305
Mortality and expense risk charges (note 2)	(481,625)	(878,307)	(801)	(763,332)	(3,481,066)	(19,146,251)	(22,239,983)	(10,060,548)

Net investment income (loss)	(356,619)	(595,671)	5,261	273,277	(736,736)	3,384,093	818,275	1,350,757

Realized gain (loss) on investments	2,934,948	2,678,690	(220)	425,018	11,317,399	6,008,052	19,324,185	4,040,154
Change in unrealized gain (loss) on investments	(5,756,721)	(11,043,400)	(23,107)	(2,741,897)	(15,640,057)	(60,557,142)	(103,880,900)	(35,885,681)

Net gain (loss) on investments	(2,821,773)	(8,364,710)	(23,327)	(2,316,879)	(4,322,658)	(54,549,090)	(84,556,715)	(31,845,527)

Reinvested capital gains	4,400,333	10,363,172	-	-	-	28,288,627	54,153,455	22,699,716

Net increase (decrease) in contract owners’ equity resulting from operations	$1,221,941	$1,402,791	$(18,066)	$(2,043,602)	$(5,059,394)	$(22,876,370)	$(29,584,985)	$(7,795,054)

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI
Reinvested dividends	$40,599,274	$13,397,277	$13,906,720	$1,797,119	$-	$200,323	$164,528	$47,133
Mortality and expense risk charges (note 2)	(39,123,281)	(14,601,296)	(12,709,889)	(2,422,376)	(8,885,609)	(392,422)	(2,048,944)	(52,242)

Net investment income (loss)	1,475,993	(1,204,019)	1,196,831	(625,257)	(8,885,609)	(192,099)	(1,884,416)	(5,109)

Realized gain (loss) on investments	29,790,149	4,874,626	1,154,754	4,674,730	-	(473,765)	7,433,694	(87,550)
Change in unrealized gain (loss) on investments	(178,957,130)	(40,025,195)	(57,660,234)	(21,463,649)	-	(1,430,916)	(15,096,482)	(137,788)

Net gain (loss) on investments	(149,166,981)	(35,150,569)	(56,505,480)	(16,788,919)	-	(1,904,681)	(7,662,788)	(225,338)

Reinvested capital gains	103,683,861	17,642,366	42,834,930	10,786,863	-	1,671,234	7,582,195	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(44,007,127)	$(18,712,222)	$(12,473,719)	$(6,627,313)	$(8,885,609)	$(425,546)	$(1,965,009)	$(230,447)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1
Reinvested dividends	$612,944	$45,223	$269,448	$53,914	$810,156	$-	$-	$2,630
Mortality and expense risk charges (note 2)	(935,100)	(132,274)	(1,905,443)	(59,168)	(1,276,578)	(2,494,312)	(1,953,658)	(494)

Net investment income (loss)	(322,156)	(87,051)	(1,635,995)	(5,254)	(466,422)	(2,494,312)	(1,953,658)	2,136

Realized gain (loss) on investments	(821,442)	665,197	5,629,371	234,531	3,801,663	8,901,732	11,269,395	(566)
Change in unrealized gain (loss) on investments	(2,470,437)	(1,179,049)	(12,340,964)	(853,480)	(15,948,957)	(34,582,047)	(30,161,027)	(28,740)

Net gain (loss) on investments	(3,291,879)	(513,852)	(6,711,593)	(618,949)	(12,147,294)	(25,680,315)	(18,891,632)	(29,306)

Reinvested capital gains	-	821,934	10,103,987	447,303	8,726,395	26,430,173	18,501,772	17,899

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,614,035)	$221,031	$1,756,399	$(176,900)	$(3,887,321)	$(1,744,454)	$(2,343,518)	$(9,271)

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$3,426,301	$-	$-	$224,519	$171,363	$262,115	$60,652	$4,346,700
Mortality and expense risk charges (note 2)	(4,242,651)	(91,067)	(467,770)	(438,401)	(564,046)	(959,944)	(666,060)	(3,385,537)

Net investment income (loss)	(816,350)	(91,067)	(467,770)	(213,882)	(392,683)	(697,829)	(605,408)	961,163

Realized gain (loss) on investments	12,067,462	439,861	1,713,335	1,461,001	2,560,708	(111,166)	2,589,914	1,392,417
Change in unrealized gain (loss) on investments	(55,108,309)	(1,289,711)	(6,053,921)	(6,989,370)	(8,756,046)	(8,129,629)	(7,852,110)	(12,113,690)

Net gain (loss) on investments	(43,040,847)	(849,850)	(4,340,586)	(5,528,369)	(6,195,338)	(8,240,795)	(5,262,196)	(10,721,273)

Reinvested capital gains	31,638,836	885,231	4,111,796	3,326,681	3,744,791	7,099,747	4,545,099	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,218,361)	$(55,686)	$(696,560)	$(2,415,570)	$(2,843,230)	$(1,838,877)	$(1,322,505)	$(9,760,110)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2
Reinvested dividends	$2,117,121	$2,178,242	$832,639	$4,127,884	$4,534	$2,684,916	$1,534,353	$2,488,898
Mortality and expense risk charges (note 2)	(1,985,375)	(4,748,852)	(3,346,932)	(3,485,048)	(1,494)	(2,717,373)	(819,396)	(1,645,608)

Net investment income (loss)	131,746	(2,570,610)	(2,514,293)	642,836	3,040	(32,457)	714,957	843,290

Realized gain (loss) on investments	91,825	15,603,228	11,423,653	2,711,967	29,599	10,854,539	2,846,482	(5,246,518)
Change in unrealized gain (loss) on investments	(2,686,972)	(52,473,325)	(34,484,239)	(23,722,618)	(48,640)	(24,683,589)	(16,630,408)	(18,792,494)

Net gain (loss) on investments	(2,595,147)	(36,870,097)	(23,060,586)	(21,010,651)	(19,041)	(13,829,050)	(13,783,926)	(24,039,012)

Reinvested capital gains	-	52,776,618	33,134,851	9,914,233	-	-	8,695,049	14,885,766

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,463,401)	$13,335,911	$7,559,972	$(10,453,582)	$(16,001)	$(13,861,507)	$(4,373,920)	$(8,309,956)

Investment Activity:	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2
Reinvested dividends	$82,555	$29,708	$10,566,972	$5,690,925	$10,885,736	$5,248,018	$434,822	$4,896,531
Mortality and expense risk charges (note 2)	(44,584)	(8,737)	(13,426,168)	(6,667,105)	(8,840,533)	(4,760,296)	(556,140)	(3,998,883)

Net investment income (loss)	37,971	20,971	(2,859,196)	(976,180)	2,045,203	487,722	(121,318)	897,648

Realized gain (loss) on investments	(4,599)	(7,089)	(63,002)	288,885	92,274	210,167	146,633	2,038,236
Change in unrealized gain (loss) on investments	(194,921)	(107,391)	(58,300,370)	(27,358,747)	(38,171,519)	(17,476,412)	(5,586,528)	(9,369,395)

Net gain (loss) on investments	(199,520)	(114,480)	(58,363,372)	(27,069,862)	(38,079,245)	(17,266,245)	(5,439,895)	(7,331,159)

Reinvested capital gains	44,355	70,091	-	-	-	-	2,877,519	3,841,673

Net increase (decrease) in contract owners’ equity resulting from operations	$(117,194)	$(23,418)	$(61,222,568)	$(28,046,042)	$(36,034,042)	$(16,778,523)	$(2,683,694)	$(2,591,838)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVMGA2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB	ALVGIB
Reinvested dividends	$-	$148,863	$161,162	$126,843	$4,003	$5,371	$11,804	$66,668
Mortality and expense risk charges (note 2)	(151,609)	(222,528)	(179,914)	(172,789)	(554)	(366)	(2,219)	(83,797)

Net investment income (loss)	(151,609)	(73,665)	(18,752)	(45,946)	3,449	5,005	9,585	(17,129)

Realized gain (loss) on investments	(451)	11,647	33,291	16,673	623	(33)	(3,864)	415,294
Change in unrealized gain (loss) on investments	(696,605)	(1,139,957)	(1,431,502)	(1,056,687)	(5,417)	(9,635)	(57,565)	(388,965)

Net gain (loss) on investments	(697,056)	(1,128,310)	(1,398,211)	(1,040,014)	(4,794)	(9,668)	(61,429)	26,329

Reinvested capital gains	-	314,086	51,584	222,994	661	-	53,907	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(848,665)	$(887,889)	$(1,365,379)	$(862,966)	$(684)	$(4,663)	$2,063	$9,200

Investment Activity:	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI
Reinvested dividends	$1,975	$499,105	$590,715	$-	$327,891	$76,596	$4,720,596	$31
Mortality and expense risk charges (note 2)	(1,143)	(1,540,116)	(458,113)	(949)	(209,436)	(58,199)	(3,656,081)	(118)

Net investment income (loss)	832	(1,041,011)	132,602	(949)	118,455	18,397	1,064,515	(87)

Realized gain (loss) on investments	574	1,886,772	227,112	5,647	773,221	614,583	(3,287,058)	(55)
Change in unrealized gain (loss) on investments	(57,036)	(23,138,228)	(4,968,647)	(8,234)	(3,381,445)	(1,315,875)	(7,372,147)	183

Net gain (loss) on investments	(56,462)	(21,251,456)	(4,741,535)	(2,587)	(2,608,224)	(701,292)	(10,659,205)	128

Reinvested capital gains	40,135	15,355,718	3,306,322	4,666	1,383,454	376,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,495)	$(6,936,749)	$(1,302,611)	$1,130	$(1,106,315)	$(306,284)	$(9,594,690)	$41

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI
Reinvested dividends	$155,992	$1,900,014	$64,324	$636,897	$503,519	$1,603,821	$-	$122,955
Mortality and expense risk charges (note 2)	(122,460)	(1,965,019)	(311,483)	(1,250,357)	(397,125)	(1,708,002)	(14,838)	(194,109)

Net investment income (loss)	33,532	(65,005)	(247,159)	(613,460)	106,394	(104,181)	(14,838)	(71,154)

Realized gain (loss) on investments	779,195	7,817,920	(581,243)	8,590,448	2,028,925	3,854,441	66,902	435,469
Change in unrealized gain (loss) on investments	(1,508,195)	(17,395,005)	(2,747,265)	(16,426,226)	(4,702,409)	(13,578,279)	(107,644)	(1,672,433)

Net gain (loss) on investments	(729,000)	(9,577,085)	(3,328,508)	(7,835,778)	(2,673,484)	(9,723,838)	(40,742)	(1,236,964)

Reinvested capital gains	456,627	5,838,760	2,295,710	5,677,887	1,457,344	5,269,749	16,483	1,357,611

Net increase (decrease) in contract owners’ equity resulting from operations	$(238,841)	$(3,803,330)	$(1,279,957)	$(2,771,351)	$(1,109,746)	$(4,558,270)	$(39,097)	$49,493

Investment Activity:	FCA2S	FQB	FQBS	FC2	FEIP	FVSS2	FHIP	FAMP
Reinvested dividends	$13,710	$316,800	$916,993	$-	$10,008,930	$61,706	$3,228,198	$1,873,239
Mortality and expense risk charges (note 2)	(12,926)	(107,668)	(368,945)	-	(4,357,775)	(106,638)	(647,856)	(1,634,830)

Net investment income (loss)	784	209,132	548,048	-	5,651,155	(44,932)	2,580,342	238,409

Realized gain (loss) on investments	(10,924)	5,687	760,295	27	(3,947,043)	966,796	(866,316)	1,919,565
Change in unrealized gain (loss) on investments	(57,447)	(328,065)	(1,739,104)	-	(49,696,663)	(1,225,221)	(4,702,587)	(11,940,405)

Net gain (loss) on investments	(68,371)	(322,378)	(978,809)	27	(53,643,706)	(258,425)	(5,568,903)	(10,020,840)

Reinvested capital gains	1,257	-	-	-	31,090,684	5,949	-	8,661,223

Net increase (decrease) in contract owners’ equity resulting from operations	$(66,330)	$(113,246)	$(430,761)	$27	$(16,901,867)	$(297,408)	$(2,988,561)	$(1,121,208)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$789,231	$8,457,272	$96,741	$3,552,551	$181,138	$7,485,203	$169,473	$913,953
Mortality and expense risk charges (note 2)	(1,279,001)	(4,288,210)	(73,152)	(3,240,666)	(146,012)	(7,042,214)	(139,654)	(1,046,839)

Net investment income (loss)	(489,770)	4,169,062	23,589	311,885	35,126	442,989	29,819	(132,886)

Realized gain (loss) on investments	1,835,028	(6,037,745)	176,483	880,545	728,536	13,875,562	627,467	3,767,229
Change in unrealized gain (loss) on investments	(23,194,101)	(39,418,884)	(310,677)	(6,500,594)	(955,615)	(25,352,137)	(851,335)	(6,016,610)

Net gain (loss) on investments	(21,359,073)	(45,456,629)	(134,194)	(5,620,049)	(227,079)	(11,476,575)	(223,868)	(2,249,381)

Reinvested capital gains	2,446,612	25,218,440	16,073	634,854	45,043	2,027,403	54,751	317,579

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,402,231)	$(16,069,127)	$(94,532)	$(4,673,310)	$(146,910)	$(9,006,183)	$(139,298)	$(2,064,688)

Investment Activity:	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2
Reinvested dividends	$940,254	$89,702	$408,159	$8,017,357	$85,638	$699,825	$889,924	$1,034,700
Mortality and expense risk charges (note 2)	(4,936,422)	(4,138,368)	(220,592)	(5,280,564)	(296,945)	(4,328,685)	(805,722)	(934,986)

Net investment income (loss)	(3,996,168)	(4,048,666)	187,567	2,736,793	(211,307)	(3,628,860)	84,202	99,714

Realized gain (loss) on investments	21,114,481	6,430,543	(59,460)	1,307,909	458,641	6,522,433	1,142,012	48,313
Change in unrealized gain (loss) on investments	(7,633,022)	2,598,101	(466,804)	(12,319,154)	(3,523,896)	(44,817,934)	(1,638,546)	(5,978,602)

Net gain (loss) on investments	13,481,459	9,028,644	(526,264)	(11,011,245)	(3,065,255)	(38,295,501)	(496,534)	(5,930,289)

Reinvested capital gains	11,640,815	7,318,156	13,716	285,492	2,762,087	33,995,342	65,677	91,566

Net increase (decrease) in contract owners’ equity resulting from operations	$21,126,106	$12,298,134	$(324,981)	$(7,988,960)	$(514,475)	$(7,929,019)	$(346,655)	$(5,739,009)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2
Reinvested dividends	$53,029	$12,151,080	$662,928	$695,876	$20,131	$251,674	$1,705,295	$10,658,904
Mortality and expense risk charges (note 2)	(71,838)	(4,118,837)	(690,959)	(1,654,807)	(3,100)	(179,350)	(803,570)	(2,110,068)

Net investment income (loss)	(18,809)	8,032,243	(28,031)	(958,931)	17,031	72,324	901,725	8,548,836

Realized gain (loss) on investments	431,931	(3,996,331)	2,971,639	13,281,310	(11,655)	(560,252)	(2,424,260)	(1,723,042)
Change in unrealized gain (loss) on investments	(623,085)	(26,859,534)	(10,169,658)	(37,857,141)	(81,647)	(3,736,734)	(3,848,587)	(15,546,163)

Net gain (loss) on investments	(191,154)	(30,855,865)	(7,198,019)	(24,575,831)	(93,302)	(4,296,986)	(6,272,847)	(17,269,205)

Reinvested capital gains	4,356	-	4,906,189	16,004,149	40,517	1,602,700	1,741,755	692,286

Net increase (decrease) in contract owners’ equity resulting from operations	$(205,607)	$(22,823,622)	$(2,319,861)	$(9,530,613)	$(35,754)	$(2,621,962)	$(3,629,367)	$(8,028,083)

Investment Activity:	FTVFA2	FTVSI2	FTVHI2	GVSSCS	AMTB	AMINS	AMCG	AMMCGS
Reinvested dividends	$2,800,819	$32,744	$6,842	$35	$1,548,195	$929	$-	$-
Mortality and expense risk charges (note 2)	(1,581,704)	(1,998)	(1,319)	(395)	(1,712,580)	(1,680)	(31)	(7,125)

Net investment income (loss)	1,219,115	30,746	5,523	(360)	(164,385)	(751)	(31)	(7,125)

Realized gain (loss) on investments	(732,121)	(12,973)	(9,374)	(266)	(1,681,126)	43	(4)	(3,686)
Change in unrealized gain (loss) on investments	(8,317,144)	(49,942)	(5,719)	(18,627)	411,858	(944)	(570)	(137,632)

Net gain (loss) on investments	(9,049,265)	(62,915)	(15,093)	(18,893)	(1,269,268)	(901)	(574)	(141,318)

Reinvested capital gains	153,150	8,696	-	15,372	-	269	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,677,000)	$(23,473)	$(9,570)	$(3,881)	$(1,433,653)	$(1,383)	$(605)	$(148,443)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	AMTP	AMSRS	OVIGS	OVMS	OVCAFS	OVB	OVGS	OVGSS
Reinvested dividends	$99	$125,519	$176,587	$739,396	$-	$1,029,947	$2,040,918	$1,181,108
Mortality and expense risk charges (note 2)	(184)	(326,101)	(332,291)	(438,805)	-	(339,374)	(2,091,922)	(1,701,126)

Net investment income (loss)	(85)	(200,582)	(155,704)	300,591	-	690,573	(51,004)	(520,018)

Realized gain (loss) on investments	375	3,372,110	(145,110)	(317,385)	51	(1,915,639)	3,677,194	484,619
Change in unrealized gain (loss) on investments	(3,067)	(5,503,656)	(1,400,694)	(116,217)	-	1,154,055	(9,309,711)	(5,502,881)

Net gain (loss) on investments	(2,692)	(2,131,546)	(1,545,804)	(433,602)	51	(761,584)	(5,632,517)	(5,018,262)

Reinvested capital gains	1,002	1,984,448	1,333,620	-	-	-	10,174,784	7,276,058

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,775)	$(347,680)	$(367,888)	$(133,011)	$51	$(71,011)	$4,491,263	$1,737,778

Investment Activity:	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS
Reinvested dividends	$11,396	$118,554	$1,330,379	$69,596	$599,304	$-	$134,911	$514,299
Mortality and expense risk charges (note 2)	(4,379)	(167,705)	(3,170,137)	(101,154)	(1,497,433)	(139,530)	(25,993)	(143,034)

Net investment income (loss)	7,017	(49,151)	(1,839,758)	(31,558)	(898,129)	(139,530)	108,918	371,265

Realized gain (loss) on investments	(40,396)	1,125,457	19,660,940	162,137	5,284,357	634,539	(104,762)	(104,041)
Change in unrealized gain (loss) on investments	(12,510)	(2,718,565)	(45,806,517)	(1,807,300)	(25,476,705)	(1,013,132)	(109,521)	(669,600)

Net gain (loss) on investments	(52,906)	(1,593,108)	(26,145,577)	(1,645,163)	(20,192,348)	(378,593)	(214,283)	(773,641)

Reinvested capital gains	69,557	1,935,780	31,120,729	1,148,716	13,881,347	959,115	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,668	$293,521	$3,135,394	$(528,005)	$(7,209,130)	$440,992	$(105,365)	$(402,376)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PVGIB
Reinvested dividends	$1,472,671	$284,690	$14,109,255	$15,448,824	$3,368	$234,901	$5,414	$41,853
Mortality and expense risk charges (note 2)	(766,276)	(317,584)	(6,428,935)	(4,929,503)	(320)	(75,423)	(501)	(34,129)

Net investment income (loss)	706,395	(32,894)	7,680,320	10,519,321	3,048	159,478	4,913	7,724

Realized gain (loss) on investments	(1,090,486)	(708,690)	1,213,506	210,970	(9,777)	(259,638)	(8,567)	117,392
Change in unrealized gain (loss) on investments	(4,686,578)	(1,156,584)	(14,521,666)	(18,087,780)	(15,353)	(69,158)	(3,864)	(325,487)

Net gain (loss) on investments	(5,777,064)	(1,865,274)	(13,308,160)	(17,876,810)	(25,130)	(328,796)	(12,431)	(208,095)

Reinvested capital gains	-	55,761	-	3,336,855	-	24,197	1,364	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,070,669)	$(1,842,407)	$(5,627,840)	$(4,020,634)	$(22,082)	$(145,121)	$(6,154)	$(200,371)

Investment Activity:	PVTIGB	PVTVB	ACEG2	VYDS	ROCSC	RVARS	TRBCG2	TRHS2
Reinvested dividends	$3,107	$20,875	$-	$2,430	$2,384	$110,080	$-	$-
Mortality and expense risk charges (note 2)	(3,765)	(23,948)	(82,981)	(5,475)	(1,345)	(255,507)	-	(4,356,891)

Net investment income (loss)	(658)	(3,073)	(82,981)	(3,045)	1,039	(145,427)	-	(4,356,891)

Realized gain (loss) on investments	(368)	279,336	714,644	54,505	(8,755)	285,134	5	23,408,737
Change in unrealized gain (loss) on investments	2,120	(645,950)	(505,095)	(117,441)	(101,092)	(135,026)	-	(18,326,044)

Net gain (loss) on investments	1,752	(366,614)	209,549	(62,936)	(109,847)	150,108	5	5,082,693

Reinvested capital gains	-	285,355	29,018	48,566	68,603	-	-	21,738,017

Net increase (decrease) in contract owners’ equity resulting from operations	$1,094	$(84,332)	$155,586	$(17,415)	$(40,205)	$4,681	$5	$22,463,819

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP
Reinvested dividends	$8,352	$619,293	$125,017	$9,450	$-	$-	$-	$909,556
Mortality and expense risk charges (note 2)	(462,711)	(124,913)	(292,977)	(403,996)	(37,291)	(7,905)	(24,719)	(4,267,090)

Net investment income (loss)	(454,359)	494,380	(167,960)	(394,546)	(37,291)	(7,905)	(24,719)	(3,357,534)

Realized gain (loss) on investments	(5,767,765)	(381,735)	1,063,071	(2,558,732)	7,893	9,652	8,602	1,006,936
Change in unrealized gain (loss) on investments	(5,868,582)	(1,517,915)	(5,447,022)	(7,295,214)	(132,356)	(49,844)	(56,479)	(67,578,255)

Net gain (loss) on investments	(11,636,347)	(1,899,650)	(4,383,951)	(9,853,946)	(124,463)	(40,192)	(47,877)	(66,571,319)

Reinvested capital gains	-	-	1,233,628	-	-	4,728	-	43,675,279

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,090,706)	$(1,405,270)	$(3,318,283)	$(10,248,492)	$(161,754)	$(43,369)	$(72,596)	$(26,253,574)

Investment Activity:	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$6,179,493	$-	$1,249	$38,476	$535,375	$1,157,151	$113,356	$-
Mortality and expense risk charges (note 2)	(1,568,098)	(1,005,980)	(193)	(13,468)	(129,626)	(206,040)	(30,757)	(548)

Net investment income (loss)	4,611,395	(1,005,980)	1,056	25,008	405,749	951,111	82,599	(548)

Realized gain (loss) on investments	(2,029,241)	752,172	(113)	32,351	293,778	318,395	17,406	1,185
Change in unrealized gain (loss) on investments	(10,865,936)	(9,500,860)	(5,700)	(277,790)	(3,250,176)	(5,684,191)	(693,263)	(7,406)

Net gain (loss) on investments	(12,895,177)	(8,748,688)	(5,813)	(245,439)	(2,956,398)	(5,365,796)	(675,857)	(6,221)

Reinvested capital gains	1,049,199	4,853,274	4,592	214,625	2,547,182	4,265,020	592,957	5,707

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,234,583)	$(4,901,394)	$(165)	$(5,806)	$(3,467)	$(149,665)	$(301)	$(1,062)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	HVIE	MIGSC	FHIPR
Reinvested dividends	$388	$-	$17	$3,972	$-	$278,796	$38,902	$42,930
Mortality and expense risk charges (note 2)	(3,915)	(1,207,719)	(66)	(3,858)	(549)	(37,398)	(26,356)	(74,753)

Net investment income (loss)	(3,527)	(1,207,719)	(49)	114	(549)	241,398	12,546	(31,823)

Realized gain (loss) on investments	15,355	5,174,714	1,830	272	3,838	(2,010,252)	1,818,159	(381,077)
Change in unrealized gain (loss) on investments	(55,323)	(17,756,198)	(2,371)	(3,805)	(8,680)	(937,336)	(2,402,104)	1,113,929

Net gain (loss) on investments	(39,968)	(12,581,484)	(541)	(3,533)	(4,842)	(2,947,588)	(583,945)	732,852

Reinvested capital gains	31,081	9,358,055	-	-	5,803	3,144,189	642,774	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,414)	$(4,431,148)	$(590)	$(3,419)	$412	$437,999	$71,375	$701,029

Investment Activity:	FOPR	FO2R	AMTG	AMFAS
Reinvested dividends	$-	$-	$-	$-
Mortality and expense risk charges (note 2)	(102,020)	(432,836)	(171)	(46,147)

Net investment income (loss)	(102,020)	(432,836)	(171)	(46,147)

Realized gain (loss) on investments	1,869,206	19,532,138	4,396	(258,195)
Change in unrealized gain (loss) on investments	278,657	(11,898,863)	(3,500)	(251,931)

Net gain (loss) on investments	2,147,863	7,633,275	896	(510,126)

Reinvested capital gains	-	-	-	514,444

Net increase (decrease) in contract owners’ equity resulting from operations	$2,045,843	$7,200,439	$725	$(41,829)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		ALMCS		ALVDAA		ALVDAB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$115,049,473	$58,858,452	$(5,421)	$(5,461)	$467	$258	$(230,514)	$(168,792)
Realized gain (loss) on investments	715,046,581	901,337,010	76,986	32,714	(1,845)	439	132,065	77,847
Change in unrealized gain (loss) on investments	(3,888,840,243)	(522,380,386)	(84,847)	6,746	(2,427)	(2,617)	(1,035,108)	(132,648)
Reinvested capital gains	2,072,504,919	1,040,952,118	-	-	2,024	3,495	350,324	483,628

Net increase (decrease) in contract owners’ equity resulting from operations	(986,239,270)	1,478,767,194	(13,282)	33,999	(1,781)	1,575	(783,233)	260,035

Equity transactions:
Purchase payments received from contract owners (note 3)	5,082,070,683	5,994,771,754	-	-	-	58,880	5,515,671	7,208,310
Transfers between funds	-	-	8,309	(44,573)	(2,278)	36,092	(220,563)	512,020
Redemptions (note 3)	(3,585,721,629)	(3,546,526,710)	(171,925)	(18,801)	(15,424)	-	(760,450)	(396,872)
Annuity benefits	(1,331,027)	(1,478,079)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(347,726,151)	(294,565,413)	(7)	(7)	-	-	(530)	(258)
Contingent deferred sales charges (note 2)	(17,474,670)	(18,813,647)	-	-	-	-	(8,756)	(2,291)
Adjustments to maintain reserves	(143,597)	(245,425)	(12)	8	-	(8)	(187)	(208)

Net equity transactions	1,129,673,609	2,133,142,480	(163,635)	(63,373)	(17,702)	94,964	4,525,185	7,320,701

Net change in contract owners’ equity	143,434,339	3,611,909,674	(176,917)	(29,374)	(19,483)	96,539	3,741,952	7,580,736
Contract owners’ equity beginning of period	45,160,288,424	41,548,378,750	516,473	545,847	112,134	15,595	15,847,152	8,266,416

Contract owners’ equity end of period	$45,303,722,763	$45,160,288,424	$339,556	$516,473	$92,651	$112,134	$19,589,104	$15,847,152

CHANGES IN UNITS:
Beginning units	3,051,691,530	2,827,650,082	26,168	29,458	10,220	1,477	1,392,186	742,493
Units purchased	711,312,559	807,633,872	2,869	949	706	12,468	539,258	746,967
Units redeemed	(574,716,072)	(583,592,424)	(11,360)	(4,239)	(2,342)	(3,725)	(152,498)	(97,274)

Ending units	3,188,288,017	3,051,691,530	17,677	26,168	8,584	10,220	1,778,946	1,392,186

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AAEIP3		ACVIP1		AFGF		AFHY
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$19	$-	$4,377	$1,194	$(64,850)	$17,405	$34,884	$35,960
Realized gain (loss) on investments	-	-	(1,098)	(52)	650,422	327,086	(45,635)	714
Change in unrealized gain (loss) on investments	(463)	-	(9,401)	(1,536)	(2,487,967)	(63,086)	(48,675)	(22,974)
Reinvested capital gains	53	-	-	1,768	2,629,053	604,783	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(391)	-	(6,122)	1,374	726,658	886,188	(59,426)	13,700

Equity transactions:
Purchase payments received from contract owners (note 3)	2,444	-	128,175	110,156	14,160	2,839	40,614	933
Transfers between funds	-	-	10,742	41,124	10,166	(176,482)	(471,760)	(166,981)
Redemptions (note 3)	-	-	(28,128)	-	(1,816,653)	(478,745)	(29,500)	(20,538)
Annuity benefits	-	-	-	-	(878)	(832)	(1,398)	(1,483)
Contract maintenance charges (note 2)	-	-	(919)	(202)	(2,727)	(2,799)	(327)	(397)
Contingent deferred sales charges (note 2)	-	-	-	-	(19)	(42)	-	-
Adjustments to maintain reserves	(3)	-	-	(4)	719	497	742	906

Net equity transactions	2,441	-	109,870	151,074	(1,795,232)	(655,564)	(461,629)	(187,560)

Net change in contract owners’ equity	2,050	-	103,748	152,448	(1,068,574)	230,624	(521,055)	(173,860)
Contract owners’ equity beginning of period	-	-	198,937	46,489	12,603,409	12,372,785	1,222,090	1,395,950

Contract owners’ equity end of period	$2,050	$-	$302,685	$198,937	$11,534,835	$12,603,409	$701,035	$1,222,090

CHANGES IN UNITS:
Beginning units	-	-	21,218	5,112	106,861	112,638	21,295	24,207
Units purchased	330	-	15,658	16,221	263	266	11,704	33,816
Units redeemed	-	-	(3,689)	(115)	(14,621)	(6,043)	(19,730)	(36,728)

Ending units	330	-	33,187	21,218	92,503	106,861	13,269	21,295

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVPAP2		AFGC		BRVHY3		BRVTR3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(565,967)	$(9,888,365)	$2,329	$148	$47,524	$-	$23,521	$-
Realized gain (loss) on investments	7,780,829	1,156,667	10,994	7,696	(48,515)	-	(3,441)	-
Change in unrealized gain (loss) on investments	(43,936,816)	19,422,245	(14,714)	26,881	(262,579)	-	(506,132)	-
Reinvested capital gains	16,575,282	-	7,231	-	28,929	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,146,672)	10,690,547	5,840	34,725	(234,641)	-	(486,052)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	20,421,857	402,389,134	210	193	2,778,534	-	50,598,529	-
Transfers between funds	(19,731,320)	4,932,056	(28,467)	22,866	1,992,550	-	10,836,899	-
Redemptions (note 3)	(17,200,217)	(10,464,015)	(117,347)	(69,197)	(190,349)	-	(389,397)	-
Annuity benefits	-	-	(219)	(222)	-	-	-	-
Contract maintenance charges (note 2)	(9,503,264)	(4,771,899)	(472)	(516)	(16)	-	(40,732)	-
Contingent deferred sales charges (note 2)	(280,239)	(281,526)	-	-	(156)	-	(2,840)	-
Adjustments to maintain reserves	(193)	3,079	199	170	17	-	(3)	-

Net equity transactions	(26,293,376)	391,806,829	(146,096)	(46,706)	4,580,580	-	61,002,456	-

Net change in contract owners’ equity	(46,440,048)	402,497,376	(140,256)	(11,981)	4,345,939	-	60,516,404	-
Contract owners’ equity beginning of period	798,451,750	395,954,374	895,799	907,780	-	-	-	-

Contract owners’ equity end of period	$752,011,702	$798,451,750	$755,543	$895,799	$4,345,939	$-	$60,516,404	$-

CHANGES IN UNITS:
Beginning units	65,640,615	32,981,115	25,113	26,433	-	-	-	-
Units purchased	3,691,213	35,218,055	436	1,219	581,963	-	6,600,377	-
Units redeemed	(5,857,687)	(2,558,555)	(4,498)	(2,539)	(109,372)	-	(414,271)	-

Ending units	63,474,141	65,640,615	21,051	25,113	472,591	-	6,186,106	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BRVED3		MLVGA3		CHSMM		DWVVLS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$126,042	$-	$(2,108,048)	$2,632,396	$(66,987)	$(86,728)	$7,532	$3,148
Realized gain (loss) on investments	(65)	-	655,937	662,941	-	-	35,189	3,706
Change in unrealized gain (loss) on investments	(2,679,017)	-	(32,178,937)	(31,989,850)	-	-	(53,733)	47,229
Reinvested capital gains	2,897,235	-	22,883,409	28,815,036	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	344,195	-	(10,747,639)	120,523	(66,987)	(86,728)	(11,012)	54,083

Equity transactions:
Purchase payments received from contract owners (note 3)	54,368,736	-	65,201,116	98,681,601	15,302	46,986	171,771	354,886
Transfers between funds	6,408,426	-	6,223,813	4,247,634	1,773,387	377,462	16,663	3,077
Redemptions (note 3)	(282,084)	-	(21,327,070)	(17,562,728)	(1,563,248)	(1,154,983)	(169,042)	(7,307)
Annuity benefits	-	-	(2,368)	-	-	-	-	-
Contract maintenance charges (note 2)	(17,491)	-	(14,461)	(12,703)	(531)	(525)	(2,004)	(795)
Contingent deferred sales charges (note 2)	(23)	-	(61,964)	(45,051)	-	-	-	-
Adjustments to maintain reserves	(86)	-	(516)	(959)	37	39	5	(11)

Net equity transactions	60,477,478	-	50,018,550	85,307,794	224,947	(731,021)	17,393	349,850

Net change in contract owners’ equity	60,821,673	-	39,270,911	85,428,317	157,960	(817,749)	6,381	403,933
Contract owners’ equity beginning of period	-	-	336,749,454	251,321,137	8,890,073	9,707,822	629,639	225,706

Contract owners’ equity end of period	$60,821,673	$-	$376,020,365	$336,749,454	$9,048,033	$8,890,073	$636,020	$629,639

CHANGES IN UNITS:
Beginning units	-	-	22,411,842	16,742,221	884,847	949,742	47,661	19,338
Units purchased	6,381,238	-	6,231,053	7,925,924	881,298	581,830	18,577	30,361
Units redeemed	(145,493)	-	(2,916,666)	(2,256,303)	(848,183)	(646,725)	(17,557)	(2,038)

Ending units	6,235,745	-	25,726,229	22,411,842	917,962	884,847	48,681	47,661

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DWVSVS		DSIF		DSIFS		DSRG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(330,659)	$(189,294)	$1,086,845	$973,982	$64,712	$(15,544)	$(112,435)	$(117,176)
Realized gain (loss) on investments	(512,105)	196,838	10,158,110	10,605,917	15,507,620	14,423,911	2,721,538	2,985,516
Change in unrealized gain (loss) on investments	(4,593,320)	(226,368)	(18,228,110)	12,616,970	(20,504,146)	1,946,132	(10,242,321)	(912,297)
Reinvested capital gains	2,936,934	900,002	6,578,081	2,808,528	4,349,725	1,996,926	5,750,032	3,132,187

Net increase (decrease) in contract owners’ equity resulting from operations	(2,499,150)	681,178	(405,074)	27,005,397	(582,089)	18,351,425	(1,883,186)	5,088,230

Equity transactions:
Purchase payments received from contract owners (note 3)	7,198,873	12,473,991	2,703,088	3,577,023	2,702,101	2,791,706	488,534	606,204
Transfers between funds	2,452,833	5,896,091	(1,325,531)	(680,279)	(14,067,032)	(10,746,799)	(385,690)	54,131
Redemptions (note 3)	(1,066,636)	(1,013,870)	(25,255,275)	(26,826,517)	(12,771,673)	(14,587,289)	(4,383,332)	(4,886,571)
Annuity benefits	-	-	(57,085)	(61,395)	(3,945)	(3,855)	(3,622)	(3,553)
Contract maintenance charges (note 2)	(83,101)	(33,750)	(98,603)	(106,876)	(473,454)	(513,453)	(26,036)	(28,521)
Contingent deferred sales charges (note 2)	(7,240)	(3,316)	(8,799)	(16,601)	(40,682)	(63,940)	(2,041)	(2,046)
Adjustments to maintain reserves	(442)	(2,564)	4,032	1,862	(1,087)	(285)	220	158

Net equity transactions	8,494,287	17,316,582	(24,038,173)	(24,112,783)	(24,655,772)	(23,123,915)	(4,311,967)	(4,260,198)

Net change in contract owners’ equity	5,995,137	17,997,760	(24,443,247)	2,892,614	(25,237,861)	(4,772,490)	(6,195,153)	828,032
Contract owners’ equity beginning of period	23,690,053	5,692,293	244,277,402	241,384,788	169,386,790	174,159,280	45,643,787	44,815,755

Contract owners’ equity end of period	$29,685,190	$23,690,053	$219,834,155	$244,277,402	$144,148,929	$169,386,790	$39,448,634	$45,643,787

CHANGES IN UNITS:
Beginning units	1,869,070	466,331	5,106,390	5,646,503	7,085,178	8,091,350	1,151,261	1,265,074
Units purchased	1,313,331	2,065,110	141,754	194,615	828,516	929,920	29,633	41,450
Units redeemed	(635,651)	(662,371)	(642,666)	(734,728)	(1,859,794)	(1,936,092)	(139,200)	(155,263)

Ending units	2,546,750	1,869,070	4,605,478	5,106,390	6,053,900	7,085,178	1,041,694	1,151,261

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ETVFR		FRESS2		GVGMNS		GVSIA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$377,767	$156,568	$8,216	$7,628	$(122,355)	$(91,590)	$63	$-
Realized gain (loss) on investments	(672,152)	(184,376)	27,094	1,326	18,038	40,819	-	-
Change in unrealized gain (loss) on investments	(608,286)	(330,314)	(27,809)	47,377	(699,350)	132,579	(130)	-
Reinvested capital gains	-	-	15,495	32,853	175,562	53,322	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(902,671)	(358,122)	22,996	89,184	(628,105)	135,130	(67)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	11,278,836	6,887,454	100,263	466,339	2,007,746	2,405,349	7,658	-
Transfers between funds	(2,205,009)	14,931,802	(47,574)	(18,107)	336,474	(77,701)	-	-
Redemptions (note 3)	(3,714,397)	(726,660)	(19,317)	(1,606)	(342,582)	(431,861)	-	-
Annuity benefits	-	-	-	-	(837)	-	-	-
Contract maintenance charges (note 2)	(693)	(661)	-	-	(371)	(287)	-	-
Contingent deferred sales charges (note 2)	(2,488)	(1,181)	-	-	(830)	(1,708)	-	-
Adjustments to maintain reserves	(294)	73	(4)	1	(54)	(105)	(3)	-

Net equity transactions	5,355,955	21,090,827	33,368	446,627	1,999,546	1,893,687	7,655	-

Net change in contract owners’ equity	4,453,284	20,732,705	56,364	535,811	1,371,441	2,028,817	7,588	-
Contract owners’ equity beginning of period	20,901,456	168,751	667,305	131,494	6,651,026	4,622,209	-	-

Contract owners’ equity end of period	$25,354,740	$20,901,456	$723,669	$667,305	$8,022,467	$6,651,026	$7,588	$-

CHANGES IN UNITS:
Beginning units	2,099,789	16,659	57,644	14,671	571,852	406,175	-	-
Units purchased	4,752,421	3,327,980	25,512	44,975	262,790	236,087	770	-
Units redeemed	(4,232,652)	(1,244,850)	(22,446)	(2,002)	(91,929)	(70,410)	-	-

Ending units	2,619,558	2,099,789	60,710	57,644	742,713	571,852	770	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	HVSIT		IVMCC2		IVKMG2		IVBRA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(257,307)	$(372,883)	$(238,698)	$(171,369)	$(314,142)	$(349,201)	$7,328	$(610)
Realized gain (loss) on investments	2,529,167	2,722,764	(112,118)	128,021	1,832,658	1,630,076	(1,749)	20
Change in unrealized gain (loss) on investments	(7,547,045)	(5,502,579)	(2,104,904)	(1,087,995)	(2,946,201)	18,425	(31,594)	(4,821)
Reinvested capital gains	3,208,344	1,855,175	1,515,376	1,285,549	1,477,223	-	17,239	9,770

Net increase (decrease) in contract owners’ equity resulting from operations	(2,066,841)	(1,297,523)	(940,344)	154,206	49,538	1,299,300	(8,776)	4,359

Equity transactions:
Purchase payments received from contract owners (note 3)	634,748	3,704,991	2,400,024	5,376,524	90,731	225,372	13,169	153,142
Transfers between funds	(9,820,125)	(3,321,738)	1,041,590	413,990	267,966	(739,239)	1,338	994
Redemptions (note 3)	(1,699,548)	(1,772,220)	(525,771)	(425,544)	(2,563,984)	(2,683,558)	(21,255)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(185,439)	(247,847)	(61,613)	(33,676)	(123,226)	(113,296)	(48)	-
Contingent deferred sales charges (note 2)	(26,287)	(31,101)	(3,957)	(6,161)	(4,891)	(7,746)	-	-
Adjustments to maintain reserves	(461)	(560)	(324)	(296)	(369)	(507)	(3)	3

Net equity transactions	(11,097,112)	(1,668,475)	2,849,949	5,324,837	(2,333,773)	(3,318,974)	(6,799)	154,139

Net change in contract owners’ equity	(13,163,953)	(2,965,998)	1,909,605	5,479,043	(2,284,235)	(2,019,674)	(15,575)	158,498
Contract owners’ equity beginning of period	34,123,200	37,089,198	12,646,474	7,167,431	21,539,179	23,558,853	209,848	51,350

Contract owners’ equity end of period	$20,959,247	$34,123,200	$14,556,079	$12,646,474	$19,254,944	$21,539,179	$194,273	$209,848

CHANGES IN UNITS:
Beginning units	2,049,869	2,149,202	984,626	571,438	1,552,810	1,802,302	20,089	5,179
Units purchased	230,580	590,399	463,187	541,104	288,716	298,275	1,483	14,990
Units redeemed	(901,967)	(689,732)	(244,364)	(127,916)	(448,802)	(547,767)	(2,085)	(80)

Ending units	1,378,482	2,049,869	1,203,449	984,626	1,392,724	1,552,810	19,487	20,089

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JPMMV1		JABS		JAMGS		JAFBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(51,037)	$(84,431)	$28,908	$17,657	$679	$(316)	$74,369	$-
Realized gain (loss) on investments	1,604,526	1,594,624	387,316	451,439	1,739	62	(14,276)	-
Change in unrealized gain (loss) on investments	(3,370,731)	(421,908)	(823,604)	4,922	(21,154)	7,876	(270,325)	-
Reinvested capital gains	1,247,580	859,135	321,432	282,873	20,676	2,926	5,357	-

Net increase (decrease) in contract owners’ equity resulting from operations	(569,662)	1,947,420	(85,948)	756,891	1,940	10,548	(204,875)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	356,973	483,093	21,777	134,807	65,571	111,515	8,267,208	-
Transfers between funds	(223,459)	(21,207)	852	(267,926)	51,815	(77)	11,109,919	-
Redemptions (note 3)	(2,222,300)	(2,206,307)	(1,052,567)	(942,414)	(1,501)	-	(387,647)	-
Annuity benefits	-	-	(11,808)	(11,853)	-	-	-	-
Contract maintenance charges (note 2)	(4,278)	(4,086)	(544)	(604)	(163)	(33)	(28,558)	-
Contingent deferred sales charges (note 2)	(3,166)	(1,084)	(66)	(92)	-	-	(3,484)	-
Adjustments to maintain reserves	(84)	(96)	3,415	2,660	(12)	(7)	(105)	-

Net equity transactions	(2,096,314)	(1,749,687)	(1,038,941)	(1,085,422)	115,710	111,398	18,957,333	-

Net change in contract owners’ equity	(2,665,976)	197,733	(1,124,889)	(328,531)	117,650	121,946	18,752,458	-
Contract owners’ equity beginning of period	16,042,419	15,844,686	11,284,137	11,612,668	132,135	10,189	-	-

Contract owners’ equity end of period	$13,376,443	$16,042,419	$10,159,248	$11,284,137	$249,785	$132,135	$18,752,458	$-

CHANGES IN UNITS:
Beginning units	629,150	706,041	481,380	528,268	9,705	836	-	-
Units purchased	154,953	148,906	30,422	33,520	9,140	8,905	2,200,965	-
Units redeemed	(237,981)	(225,797)	(74,263)	(80,408)	(1,087)	(36)	(281,390)	-

Ending units	546,122	629,150	437,539	481,380	17,758	9,705	1,919,575	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JACAS		JAGTS		JAIGS		LZREMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(415,820)	$(2,228,907)	$(348,038)	$(472,048)	$(546,913)	$3,137,493	$(60,692)	$136,885
Realized gain (loss) on investments	4,981,707	12,761,228	1,959,801	2,176,828	(4,817,366)	(1,420,670)	(1,396,345)	32,386
Change in unrealized gain (loss) on investments	(18,298,004)	(47,364,159)	(6,872,347)	(1,257,409)	(2,113,532)	(16,890,457)	(2,683,319)	(1,675,881)
Reinvested capital gains	28,173,307	46,390,189	6,037,314	1,873,001	1,715,089	5,170,275	46,452	96,352

Net increase (decrease) in contract owners’ equity resulting from operations	14,441,190	9,558,351	776,730	2,320,372	(5,762,722)	(10,003,359)	(4,093,904)	(1,410,258)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,919,469	7,313,347	10,982,788	9,539,097	5,001,354	6,482,051	7,892,395	8,650,115
Transfers between funds	(4,828,833)	(13,469,286)	12,129,555	90,314	(4,906,377)	(1,077,134)	218,487	5,655,271
Redemptions (note 3)	(13,087,193)	(13,089,099)	(2,990,022)	(2,260,800)	(6,799,526)	(8,418,224)	(698,512)	(237,718)
Annuity benefits	-	-	(628)	(582)	(11,126)	(13,182)	-	-
Contract maintenance charges (note 2)	(685,614)	(705,650)	(4,324)	(4,215)	(10,785)	(13,407)	(501)	(138)
Contingent deferred sales charges (note 2)	(56,286)	(52,011)	(11,954)	(6,603)	(15,139)	(22,555)	(2,715)	(377)
Adjustments to maintain reserves	(1,284)	(1,418)	(367)	(321)	(602)	(362)	(164)	(121)

Net equity transactions	(16,739,741)	(20,004,117)	20,105,048	7,356,890	(6,742,201)	(3,062,813)	7,408,990	14,067,032

Net change in contract owners’ equity	(2,298,551)	(10,445,766)	20,881,778	9,677,262	(12,504,923)	(13,066,172)	3,315,086	12,656,774
Contract owners’ equity beginning of period	149,625,246	160,071,012	36,925,277	27,248,015	63,763,918	76,830,090	12,697,617	40,843

Contract owners’ equity end of period	$147,326,695	$149,625,246	$57,807,055	$36,925,277	$51,258,995	$63,763,918	$16,012,703	$12,697,617

CHANGES IN UNITS:
Beginning units	6,633,166	7,528,794	3,355,733	2,738,469	3,311,550	3,552,741	1,378,884	4,129
Units purchased	980,914	882,831	2,998,959	1,992,176	667,863	608,654	1,744,146	1,584,097
Units redeemed	(1,714,756)	(1,778,459)	(1,463,085)	(1,374,912)	(1,028,942)	(849,845)	(911,604)	(209,342)

Ending units	5,899,324	6,633,166	4,891,607	3,355,733	2,950,471	3,311,550	2,211,426	1,378,884

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	M2IGSS		MNDSC		MVUSC		MVFSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(46,083)	$-	$(397,079)	$(348,675)	$5,005	$1,153	$1,928,324	$(908,981)
Realized gain (loss) on investments	(41,580)	-	(346,348)	939,368	1,200	367	21,261,691	24,276,723
Change in unrealized gain (loss) on investments	(477,426)	-	(1,114,993)	(7,402,779)	(39,513)	(1,552)	(53,561,941)	(4,518,031)
Reinvested capital gains	388,726	-	803,316	4,576,880	10,068	2,785	21,634,866	11,748,958

Net increase (decrease) in contract owners’ equity resulting from operations	(176,363)	-	(1,055,104)	(2,235,206)	(23,240)	2,753	(8,737,060)	30,598,669

Equity transactions:
Purchase payments received from contract owners (note 3)	5,202	-	4,989,780	6,616,098	30,063	15,857	24,319,241	27,963,946
Transfers between funds	7,164,231	-	(120,038)	(5,368,251)	27,965	72,971	(900,509)	(14,469,598)
Redemptions (note 3)	(835,497)	-	(1,402,985)	(1,265,413)	(13,325)	-	(38,671,451)	(43,942,454)
Annuity benefits	-	-	-	-	-	-	(15,395)	(14,253)
Contract maintenance charges (note 2)	(497)	-	(67,599)	(56,686)	-	-	(1,923,396)	(1,828,264)
Contingent deferred sales charges (note 2)	(574)	-	(12,114)	(9,323)	-	-	(89,070)	(124,789)
Adjustments to maintain reserves	(116)	-	(424)	(511)	1	-	(1,081)	(1,375)

Net equity transactions	6,332,749	-	3,386,620	(84,086)	44,704	88,828	(17,281,661)	(32,416,787)

Net change in contract owners’ equity	6,156,386	-	2,331,516	(2,319,292)	21,464	91,581	(26,018,721)	(1,818,118)
Contract owners’ equity beginning of period	-	-	21,619,518	23,938,810	112,560	20,979	384,693,703	386,511,821

Contract owners’ equity end of period	$6,156,386	$-	$23,951,034	$21,619,518	$134,024	$112,560	$358,674,982	$384,693,703

CHANGES IN UNITS:
Beginning units	-	-	1,676,490	1,688,392	9,548	1,989	14,263,480	15,568,092
Units purchased	754,465	-	703,127	866,526	5,061	7,758	2,628,868	2,759,897
Units redeemed	(121,330)	-	(448,082)	(878,428)	(1,203)	(199)	(3,245,410)	(4,064,509)

Ending units	633,135	-	1,931,535	1,676,490	13,406	9,548	13,646,938	14,263,480

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVIVSC		MSGI2		MSVFI		MSVF2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$504,121	$422,809	$(142)	$-	$53,723	$22,729	$220,741	$229,065
Realized gain (loss) on investments	4,481,833	1,816,506	(18,215)	-	2,991	16,820	482,248	468,577
Change in unrealized gain (loss) on investments	166,288	(3,271,951)	(178,655)	-	(102,658)	46,111	(997,854)	208,486
Reinvested capital gains	2,075,885	-	55,067	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,228,127	(1,032,636)	(141,945)	-	(45,944)	85,660	(294,865)	906,128

Equity transactions:
Purchase payments received from contract owners (note 3)	26,886,356	28,148,030	1,285,143	-	45,962	20,296	75,743	31,660
Transfers between funds	18,641,060	11,137,685	155,482	-	(296,847)	1,399,248	(708,963)	367,219
Redemptions (note 3)	(11,897,161)	(8,110,808)	(27,444)	-	(196,378)	(85,350)	(2,513,046)	(1,882,161)
Annuity benefits	(336)	-	-	-	-	-	(1,576)	(6,999)
Contract maintenance charges (note 2)	(1,144,120)	(903,449)	(1)	-	(442)	(323)	(21,293)	(22,227)
Contingent deferred sales charges (note 2)	(97,586)	(82,139)	-	-	(3)	(45)	(1,611)	(1,092)
Adjustments to maintain reserves	(813)	(680)	(30)	-	(43)	(37)	(244)	(315)

Net equity transactions	32,387,400	30,188,639	1,413,150	-	(447,751)	1,333,789	(3,170,990)	(1,513,915)

Net change in contract owners’ equity	39,615,527	29,156,003	1,271,205	-	(493,695)	1,419,449	(3,465,855)	(607,787)
Contract owners’ equity beginning of period	168,757,596	139,601,593	-	-	2,562,783	1,143,334	15,019,032	15,626,819

Contract owners’ equity end of period	$208,373,123	$168,757,596	$1,271,205	$-	$2,069,088	$2,562,783	$11,553,177	$15,019,032

CHANGES IN UNITS:
Beginning units	11,397,673	9,380,271	-	-	197,375	94,101	1,156,982	1,277,247
Units purchased	4,830,397	3,913,398	164,907	-	58,510	143,526	136,267	265,809
Units redeemed	(2,780,288)	(1,895,996)	(9,975)	-	(92,830)	(40,252)	(384,801)	(386,074)

Ending units	13,447,782	11,397,673	154,932	-	163,055	197,375	908,448	1,156,982

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSEM		MSEMB		VKVGR2		MSVRE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$82,721	$101,267	$34,160	$30,347	$(20)	$(1,393)	$(22)	$28
Realized gain (loss) on investments	(25,901)	1,426	(9,702)	1,866	8,790	340	1,183	1,864
Change in unrealized gain (loss) on investments	(105,836)	(75,222)	(41,147)	(29,801)	(19,965)	18,822	(903)	5,653
Reinvested capital gains	-	18,455	-	5,746	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(49,016)	45,926	(16,689)	8,158	(11,195)	17,769	258	7,545

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(6)	28,894	132,772	19,078	54,402	-	-
Transfers between funds	(98,343)	(69,106)	(11,032)	(6,975)	168,270	127,018	-	-
Redemptions (note 3)	(220,397)	(290,609)	(215,868)	(84,266)	(48,608)	(6,006)	-	-
Annuity benefits	-	-	-	-	-	-	(3,153)	(6,509)
Contract maintenance charges (note 2)	(1,112)	(1,280)	(87)	(116)	(5)	(13)	-	-
Contingent deferred sales charges (note 2)	(83)	(13)	-	(1)	-	(16)	-	-
Adjustments to maintain reserves	(126)	44	(22)	(70)	(36)	2	888	858

Net equity transactions	(320,061)	(360,970)	(198,115)	41,344	138,699	175,387	(2,265)	(5,651)

Net change in contract owners’ equity	(369,077)	(315,044)	(214,804)	49,502	127,504	193,156	(2,007)	1,894
Contract owners’ equity beginning of period	2,214,822	2,529,866	815,841	766,339	275,172	82,016	31,027	29,133

Contract owners’ equity end of period	$1,845,745	$2,214,822	$601,037	$815,841	$402,676	$275,172	$29,020	$31,027

CHANGES IN UNITS:
Beginning units	85,072	98,656	44,687	35,082	25,692	8,643	-	-
Units purchased	-	-	4,203	16,453	32,099	22,364	-	-
Units redeemed	(12,432)	(13,584)	(11,269)	(6,848)	(18,892)	(5,315)	-	-

Ending units	72,640	85,072	37,621	44,687	38,899	25,692	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVREB		NAMGI2		NAMAA2		NVAMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(6)	$(4)	$513,032	$173,386	$3,930,020	$1,370,824	$491,638	$367,621
Realized gain (loss) on investments	134	152	42,596	(809)	(16,148)	216	2,028,457	2,092,315
Change in unrealized gain (loss) on investments	(113)	876	(7,148,929)	61,030	(31,990,949)	(713,034)	(11,555,231)	(2,489,375)
Reinvested capital gains	-	-	5,389,473	-	9,981,435	-	6,180,911	6,164,475

Net increase (decrease) in contract owners’ equity resulting from operations	15	1,024	(1,203,828)	233,607	(18,095,642)	658,006	(2,854,225)	6,135,036

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(377)	38,623,737	21,276,968	403,529,057	184,133,541	506,952	1,272,310
Transfers between funds	-	(410)	6,381,172	255,223	30,522,009	2,164,106	(2,109,868)	431,834
Redemptions (note 3)	-	-	(982,118)	(50,753)	(5,423,160)	(436,741)	(6,684,637)	(6,638,123)
Annuity benefits	(564)	(500)	-	-	-	-	(4,540)	(4,557)
Contract maintenance charges (note 2)	-	2	(222,363)	-	(2,467,981)	(7,782)	(18,230)	(20,181)
Contingent deferred sales charges (note 2)	-	-	(17,887)	(89)	(109,268)	(2,399)	(4,105)	(3,795)
Adjustments to maintain reserves	23	(34)	(126)	(43)	(328)	(17)	(2,431)	1,261

Net equity transactions	(541)	(1,319)	43,782,415	21,481,306	426,050,329	185,850,708	(8,316,859)	(4,961,251)

Net change in contract owners’ equity	(526)	(295)	42,578,587	21,714,913	407,954,687	186,508,714	(11,171,084)	1,173,785
Contract owners’ equity beginning of period	4,081	4,376	21,714,913	-	186,508,714	-	56,199,263	55,025,478

Contract owners’ equity end of period	$3,555	$4,081	$64,293,500	$21,714,913	$594,463,401	$186,508,714	$45,028,179	$56,199,263

CHANGES IN UNITS:
Beginning units	-	27	2,143,787	-	18,774,801	-	2,467,526	2,696,763
Units purchased	-	-	4,721,067	2,229,274	46,204,710	19,164,901	60,845	178,449
Units redeemed	-	(27)	(425,721)	(85,487)	(2,827,443)	(390,100)	(435,316)	(407,686)

Ending units	-	-	6,439,133	2,143,787	62,152,068	18,774,801	2,093,055	2,467,526

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,138,665	$533,622	$(4,354,741)	$(28,017,348)	$(2,100,870)	$(4,188,798)	$(2,259,956)	$(1,697,538)
Realized gain (loss) on investments	5,596,414	7,687,272	18,470,222	16,730,114	2,330,621	2,375,634	6,575,786	2,330,212
Change in unrealized gain (loss) on investments	(37,337,540)	(8,762,082)	(283,948,301)	174,411,995	(35,933,450)	40,356,593	(16,328,118)	(61,252)
Reinvested capital gains	20,754,318	18,844,783	239,162,576	8,046,845	825,067	15,194,522	22,947,058	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,848,143)	18,303,595	(30,670,244)	171,171,606	(34,878,632)	53,737,951	10,934,770	571,422

Equity transactions:
Purchase payments received from contract owners (note 3)	12,560,708	13,052,832	456,899,566	444,256,128	321,528,345	278,721,804	31,398,158	42,466,658
Transfers between funds	(6,301,439)	(3,892,605)	37,787,074	61,585,453	44,687,395	29,099,141	13,752,835	(4,335,173)
Redemptions (note 3)	(18,634,809)	(20,005,361)	(295,598,804)	(266,007,318)	(106,974,492)	(91,640,033)	(16,690,764)	(16,656,228)
Annuity benefits	(23,507)	(23,369)	(10,194)	(20,372)	(46,448)	(47,309)	(5,728)	(5,549)
Contract maintenance charges (note 2)	(784,339)	(694,642)	(52,452,380)	(46,739,903)	(18,960,382)	(15,003,754)	(1,086,835)	(910,762)
Contingent deferred sales charges (note 2)	(68,472)	(81,087)	(2,208,153)	(2,313,764)	(1,116,168)	(1,000,632)	(112,680)	(130,826)
Adjustments to maintain reserves	(1,149)	(1,363)	(8,641)	2,137	(389)	1,708	(751)	(754)

Net equity transactions	(13,253,007)	(11,645,595)	144,408,468	190,762,361	239,117,861	200,130,925	27,254,235	20,427,366

Net change in contract owners’ equity	(23,101,150)	6,658,000	113,738,224	361,933,967	204,239,229	253,868,876	38,189,005	20,998,788
Contract owners’ equity beginning of period	177,601,231	170,943,231	5,277,472,721	4,915,538,754	1,761,868,562	1,507,999,686	221,983,081	200,984,293

Contract owners’ equity end of period	$154,500,081	$177,601,231	$5,391,210,945	$5,277,472,721	$1,966,107,791	$1,761,868,562	$260,172,086	$221,983,081

CHANGES IN UNITS:
Beginning units	7,970,170	8,531,980	366,259,790	352,795,401	152,420,112	135,018,265	14,633,884	13,261,501
Units purchased	1,517,382	1,735,984	48,475,654	47,802,139	40,869,819	39,321,455	4,520,767	3,914,058
Units redeemed	(2,133,248)	(2,297,794)	(38,758,799)	(34,337,750)	(20,482,534)	(21,919,608)	(2,775,930)	(2,541,675)

Ending units	7,354,304	7,970,170	375,976,645	366,259,790	172,807,397	152,420,112	16,378,721	14,633,884

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGR2		GVAGI2		HIBF		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,392,216)	$(3,715,998)	$(14,159,163)	$(13,275,403)	$2,461,920	$2,044,593	$(55,164)	$(7,340)
Realized gain (loss) on investments	4,309,748	2,142,219	48,687,860	60,342,372	(1,533,306)	64,072	(185,969)	104,892
Change in unrealized gain (loss) on investments	5,961,159	22,797,673	(190,942,620)	89,714,927	(4,392,847)	(3,501,442)	(1,638,784)	(456,285)
Reinvested capital gains	10,724,594	-	145,358,132	17,195,120	628,292	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,603,285	21,223,894	(11,055,791)	153,977,016	(2,835,941)	(1,392,777)	(1,879,917)	(358,733)

Equity transactions:
Purchase payments received from contract owners (note 3)	62,916,921	73,541,118	353,056,409	337,172,403	5,661,628	5,390,738	252,112	216,562
Transfers between funds	(1,638,902)	(15,506,884)	(47,971,793)	(75,266,251)	2,343,793	64,087,672	(197,905)	13,819,023
Redemptions (note 3)	(28,646,160)	(27,100,315)	(114,274,572)	(101,294,208)	(9,096,440)	(6,570,634)	(1,733,797)	(1,749,956)
Annuity benefits	(8,889)	(6,092)	(20,440)	(19,405)	(285)	(302)	(805)	(2,240)
Contract maintenance charges (note 2)	(1,287,750)	(1,191,441)	(19,185,345)	(15,636,418)	(4,436)	(3,413)	(5,313)	(4,337)
Contingent deferred sales charges (note 2)	(121,681)	(177,330)	(1,176,810)	(1,071,159)	(24,281)	(28,703)	(2,884)	(2,470)
Adjustments to maintain reserves	14,734	(1,207)	(1,380)	1,157	(539)	(574)	(391)	1,939

Net equity transactions	31,228,273	29,557,849	170,426,069	143,886,119	(1,120,560)	62,874,784	(1,688,983)	12,278,521

Net change in contract owners’ equity	48,831,558	50,781,743	159,370,278	297,863,135	(3,956,501)	61,482,007	(3,568,900)	11,919,788
Contract owners’ equity beginning of period	367,853,887	317,072,144	2,022,454,301	1,724,591,166	66,621,695	5,139,688	12,168,860	249,072

Contract owners’ equity end of period	$416,685,445	$367,853,887	$2,181,824,579	$2,022,454,301	$62,665,194	$66,621,695	$8,599,960	$12,168,860

CHANGES IN UNITS:
Beginning units	25,379,860	23,231,955	152,683,209	141,379,875	3,331,749	255,684	578,521	14,366
Units purchased	6,591,102	6,838,787	34,914,976	35,498,465	2,275,453	5,581,827	42,205	674,713
Units redeemed	(4,506,921)	(4,690,882)	(22,335,041)	(24,195,131)	(2,345,927)	(2,505,762)	(126,126)	(110,558)

Ending units	27,464,041	25,379,860	165,263,144	152,683,209	3,261,275	3,331,749	494,600	578,521

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM2		GIG		NVIE6		NVNMO1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(669,645)	$(158,564)	$(181,696)	$206,728	$(542,441)	$692,621	$(452,606)	$(394,853)
Realized gain (loss) on investments	(758,940)	233,390	(95,637)	26,578	1,222,651	921,024	2,283,635	3,810,006
Change in unrealized gain (loss) on investments	(10,023,634)	(2,809,615)	(1,282,973)	(969,062)	(4,318,932)	(2,699,156)	(10,180,236)	(12,614,582)
Reinvested capital gains	-	-	760,221	-	1,557,868	-	6,577,065	13,354,869

Net increase (decrease) in contract owners’ equity resulting from operations	(11,452,219)	(2,734,789)	(800,085)	(735,756)	(2,080,854)	(1,085,511)	(1,772,142)	4,155,440

Equity transactions:
Purchase payments received from contract owners (note 3)	5,517,105	6,217,527	250,609	344,395	5,436,503	6,165,229	791,804	762,769
Transfers between funds	3,241,708	59,208,188	(344,394)	24,315,236	1,970,625	6,157,350	(1,127,002)	(3,015,654)
Redemptions (note 3)	(6,071,157)	(3,776,115)	(2,749,892)	(1,614,288)	(2,817,483)	(2,870,429)	(8,340,972)	(8,901,463)
Annuity benefits	(2,733)	(1,537)	(4,521)	(3,213)	-	-	(11,813)	(11,188)
Contract maintenance charges (note 2)	(4,306)	(2,895)	(8,061)	(5,845)	(220,469)	(166,392)	(29,737)	(33,274)
Contingent deferred sales charges (note 2)	(89,200)	(9,810)	(2,163)	(766)	(24,255)	(26,716)	(3,238)	(1,954)
Adjustments to maintain reserves	(5,378)	(615)	150	20,256	(590)	(464)	71	123

Net equity transactions	2,586,039	61,634,743	(2,858,272)	23,055,775	4,344,331	9,258,578	(8,720,887)	(11,200,641)

Net change in contract owners’ equity	(8,866,180)	58,899,954	(3,658,357)	22,320,019	2,263,477	8,173,067	(10,493,029)	(7,045,201)
Contract owners’ equity beginning of period	59,824,570	924,616	22,421,601	101,582	37,716,834	29,543,767	81,915,914	88,961,115

Contract owners’ equity end of period	$50,958,390	$59,824,570	$18,763,244	$22,421,601	$39,980,311	$37,716,834	$71,422,885	$81,915,914

CHANGES IN UNITS:
Beginning units	2,054,838	28,105	1,638,422	8,336	4,306,729	3,288,584	6,161,181	7,038,080
Units purchased	663,729	2,371,315	55,102	1,772,647	1,529,420	1,857,996	80,486	97,692
Units redeemed	(608,207)	(344,582)	(259,192)	(142,561)	(1,049,438)	(839,851)	(739,286)	(974,591)

Ending units	2,110,360	2,054,838	1,434,332	1,638,422	4,786,711	4,306,729	5,502,381	6,161,181

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(247,034)	$(261,455)	$(13,165)	$(14,607)	$(1,087,367)	$(1,306,874)	$687,797	$290,583
Realized gain (loss) on investments	1,066,135	2,569,130	95,800	559,104	17,337,208	24,903,697	763,231	933,506
Change in unrealized gain (loss) on investments	(3,818,044)	(5,892,663)	(563,519)	(341,829)	(41,218,544)	(10,727,335)	(9,073,506)	(2,214,646)
Reinvested capital gains	2,323,208	5,023,291	447,658	-	22,445,657	-	5,195,923	2,525,526

Net increase (decrease) in contract owners’ equity resulting from operations	(675,735)	1,438,303	(33,226)	202,668	(2,523,046)	12,869,488	(2,426,555)	1,534,969

Equity transactions:
Purchase payments received from contract owners (note 3)	157,087	400,014	153,712	212,900	5,604,798	5,941,690	10,775,466	16,799,491
Transfers between funds	(2,374,595)	(5,138,146)	(40,448)	(1,149,948)	(5,830,379)	(19,955,839)	2,593,466	(225,744)
Redemptions (note 3)	(1,835,324)	(2,911,169)	(281,599)	(371,183)	(20,849,680)	(27,143,258)	(6,028,860)	(3,546,740)
Annuity benefits	-	-	-	-	(7,409)	(7,255)	-	-
Contract maintenance charges (note 2)	(203,153)	(208,049)	(957)	(973)	(735,079)	(761,325)	(4,727)	(4,174)
Contingent deferred sales charges (note 2)	(18,670)	(16,044)	(2,422)	(6,645)	(24,171)	(74,711)	(12,078)	(19,403)
Adjustments to maintain reserves	(351)	(511)	(77)	(64)	(801)	(1,114)	(333)	(323)

Net equity transactions	(4,275,006)	(7,873,905)	(171,791)	(1,315,913)	(21,842,721)	(42,001,812)	7,322,934	13,003,107

Net change in contract owners’ equity	(4,950,741)	(6,435,602)	(205,017)	(1,113,245)	(24,365,767)	(29,132,324)	4,896,379	14,538,076
Contract owners’ equity beginning of period	30,361,971	36,797,573	2,677,715	3,790,960	149,852,626	178,984,950	59,819,242	45,281,166

Contract owners’ equity end of period	$25,411,230	$30,361,971	$2,472,698	$2,677,715	$125,486,859	$149,852,626	$64,715,621	$59,819,242

CHANGES IN UNITS:
Beginning units	2,346,283	2,987,351	175,685	271,583	10,053,530	13,130,785	4,780,265	3,708,333
Units purchased	120,793	248,034	27,742	79,163	1,506,467	2,146,418	1,190,831	1,863,388
Units redeemed	(449,034)	(889,102)	(38,521)	(175,061)	(2,992,197)	(5,223,673)	(614,346)	(791,456)

Ending units	2,018,042	2,346,283	164,906	175,685	8,567,800	10,053,530	5,356,750	4,780,265

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$24,857,082	$17,781,484	$41,983,084	$26,795,631	$4,189,538	$4,753,773	$36,786,950	$25,519,851
Realized gain (loss) on investments	19,280,665	6,465,329	67,939,620	67,415,036	1,061,098	5,735,819	60,530,742	52,889,239
Change in unrealized gain (loss) on investments	(179,322,385)	(20,605,886)	(379,060,445)	(99,726,233)	(43,809,433)	(19,729,786)	(328,119,684)	(61,562,198)
Reinvested capital gains	78,936,748	51,066,330	191,007,607	95,586,860	22,236,000	22,107,362	160,298,107	68,768,783

Net increase (decrease) in contract owners’ equity resulting from operations	(56,247,890)	54,707,257	(78,130,134)	90,071,294	(16,322,797)	12,867,168	(70,503,885)	85,615,675

Equity transactions:
Purchase payments received from contract owners (note 3)	214,742,004	274,623,378	48,159,256	77,341,783	42,190,867	56,164,864	85,050,603	102,757,302
Transfers between funds	(30,170,731)	(10,701,229)	(4,927,391)	19,053,552	10,672,237	(544,234)	(27,274,895)	(644,561)
Redemptions (note 3)	(109,598,253)	(107,038,566)	(169,309,454)	(150,554,848)	(56,272,134)	(59,260,330)	(157,303,369)	(138,665,930)
Annuity benefits	(6,994)	-	-	-	(2,511)	(1,945)	(5,421)	(4,591)
Contract maintenance charges (note 2)	(22,402,172)	(19,094,307)	(31,789,571)	(29,995,449)	(8,129,422)	(7,635,767)	(29,504,129)	(28,255,430)
Contingent deferred sales charges (note 2)	(1,046,517)	(1,245,207)	(700,911)	(1,228,799)	(483,680)	(606,071)	(1,124,037)	(1,309,185)
Adjustments to maintain reserves	(900)	(1,250)	(1,100)	(1,298)	(737)	(918)	(484)	(6,617)

Net equity transactions	51,516,437	136,542,819	(158,569,171)	(85,385,059)	(12,025,380)	(11,884,401)	(130,161,732)	(66,129,012)

Net change in contract owners’ equity	(4,731,453)	191,250,076	(236,699,305)	4,686,235	(28,348,177)	982,767	(200,665,617)	19,486,663
Contract owners’ equity beginning of period	2,131,595,271	1,940,345,195	2,934,450,319	2,929,764,084	737,256,726	736,273,959	2,900,653,850	2,881,167,187

Contract owners’ equity end of period	$2,126,863,818	$2,131,595,271	$2,697,751,014	$2,934,450,319	$708,908,549	$737,256,726	$2,699,988,233	$2,900,653,850

CHANGES IN UNITS:
Beginning units	170,119,173	159,209,883	230,201,524	237,108,265	62,574,511	63,620,813	229,287,740	234,566,759
Units purchased	23,071,359	28,580,380	12,886,845	15,401,714	13,330,492	12,689,991	14,421,810	17,162,791
Units redeemed	(19,177,218)	(17,671,090)	(25,657,127)	(22,308,455)	(14,389,937)	(13,736,293)	(24,817,517)	(22,441,810)

Ending units	174,013,314	170,119,173	217,431,242	230,201,524	61,515,066	62,574,511	218,892,033	229,287,740

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,622,878	$3,392,791	$8,108,604	$7,172,979	$49,389	$57,870	$1,190,614	$850,621
Realized gain (loss) on investments	14,946,291	18,895,905	9,387,756	11,580,525	(37,777)	(19,689)	1,059,230	1,566,087
Change in unrealized gain (loss) on investments	(69,248,020)	(43,977,377)	(71,733,395)	(19,689,141)	(82,597)	39,514	(5,124,417)	931,369
Reinvested capital gains	37,235,720	33,079,037	32,846,994	21,975,973	14,151	-	465,570	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,443,131)	11,390,356	(21,390,041)	21,040,336	(56,834)	77,695	(2,409,003)	3,348,077

Equity transactions:
Purchase payments received from contract owners (note 3)	22,608,368	31,807,624	54,679,155	86,347,767	61,397	72,367	10,002,161	6,223,677
Transfers between funds	(4,619,821)	(2,201,208)	(16,258,430)	(19,654,367)	(294,388)	1,269,354	3,840,674	220,288
Redemptions (note 3)	(35,388,541)	(46,869,260)	(47,601,150)	(45,622,651)	(251,293)	(311,263)	(16,445,387)	(17,663,776)
Annuity benefits	-	-	(23,275)	(23,752)	-	-	(6,586)	(6,637)
Contract maintenance charges (note 2)	(2,067,204)	(2,115,849)	(8,823,791)	(8,108,310)	(780)	(664)	(519,962)	(519,743)
Contingent deferred sales charges (note 2)	(84,624)	(209,771)	(482,987)	(504,361)	(1,079)	(322)	(23,383)	(47,467)
Adjustments to maintain reserves	(667)	(608)	(833)	(980)	(57)	(70)	(662)	(872)

Net equity transactions	(19,552,489)	(19,589,072)	(18,511,311)	12,433,346	(486,200)	1,029,402	(3,153,145)	(11,794,530)

Net change in contract owners’ equity	(30,995,620)	(8,198,716)	(39,901,352)	33,473,682	(543,034)	1,107,097	(5,562,148)	(8,446,453)
Contract owners’ equity beginning of period	397,258,417	405,457,133	859,962,692	826,489,010	3,406,018	2,298,921	101,562,066	110,008,519

Contract owners’ equity end of period	$366,262,797	$397,258,417	$820,061,340	$859,962,692	$2,862,984	$3,406,018	$95,999,918	$101,562,066

CHANGES IN UNITS:
Beginning units	31,438,275	33,028,201	69,676,994	68,643,015	271,564	190,072	8,368,425	9,372,371
Units purchased	3,899,413	4,163,830	7,209,760	9,696,272	43,037	164,202	2,713,906	2,721,337
Units redeemed	(5,459,601)	(5,753,756)	(8,774,926)	(8,662,293)	(81,537)	(82,710)	(2,996,030)	(3,725,283)

Ending units	29,878,087	31,438,275	68,111,828	69,676,994	233,064	271,564	8,086,301	8,368,425

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVLCP2		TRF		TRF2		GBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,391	$444,034	$(180,142)	$(227,018)	$(788,575)	$(1,068,661)	$519,011	$1,243,595
Realized gain (loss) on investments	248,536	63,242	7,022,013	5,723,922	17,803,758	18,691,833	(3,942,185)	(6,162,769)
Change in unrealized gain (loss) on investments	(2,234,319)	1,250,482	(7,140,315)	8,168,552	(17,632,236)	(3,628,055)	(365,559)	13,765,658
Reinvested capital gains	565,433	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,413,959)	1,757,758	(298,444)	13,665,456	(617,053)	13,995,117	(3,788,733)	8,846,484

Equity transactions:
Purchase payments received from contract owners (note 3)	6,800,196	9,436,453	1,191,788	1,388,722	4,557,036	3,206,870	7,721,930	6,812,460
Transfers between funds	(817,117)	6,499,531	(1,252,634)	(779,712)	(1,785,425)	(7,478,757)	(78,766)	(4,090,011)
Redemptions (note 3)	(3,016,020)	(2,989,702)	(13,248,846)	(14,770,629)	(22,110,427)	(26,852,490)	(37,515,659)	(44,066,396)
Annuity benefits	-	-	(40,286)	(67,818)	(5,471)	(5,335)	(19,823)	(20,547)
Contract maintenance charges (note 2)	(513,364)	(389,497)	(71,376)	(76,911)	(594,874)	(606,481)	(1,016,096)	(1,066,711)
Contingent deferred sales charges (note 2)	(30,845)	(22,855)	(2,288)	(3,522)	(52,475)	(64,198)	(55,406)	(92,107)
Adjustments to maintain reserves	(619)	(606)	17,485	(77,007)	(795)	(894)	2,293	(6,380)

Net equity transactions	2,422,231	12,533,324	(13,406,157)	(14,386,877)	(19,992,431)	(31,801,285)	(30,961,527)	(42,529,692)

Net change in contract owners’ equity	1,008,272	14,291,082	(13,704,601)	(721,421)	(20,609,484)	(17,806,168)	(34,750,260)	(33,683,208)
Contract owners’ equity beginning of period	64,579,296	50,288,214	135,557,699	136,279,120	141,034,420	158,840,588	271,683,363	305,366,571

Contract owners’ equity end of period	$65,587,568	$64,579,296	$121,853,098	$135,557,699	$120,424,936	$141,034,420	$236,933,103	$271,683,363

CHANGES IN UNITS:
Beginning units	4,904,620	3,944,916	1,636,013	1,835,389	6,491,200	8,102,028	16,944,271	20,054,696
Units purchased	1,539,917	1,895,362	20,586	30,969	1,244,870	1,442,603	4,265,328	4,425,391
Units redeemed	(1,362,610)	(935,658)	(188,120)	(230,345)	(2,151,907)	(3,053,431)	(6,393,645)	(7,535,816)

Ending units	5,081,927	4,904,620	1,468,479	1,636,013	5,584,163	6,491,200	14,815,954	16,944,271

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF		CAF2		GVIX2		GVIX8
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(356,619)	$(348,878)	$(595,671)	$(480,979)	$5,261	$1,604	$273,277	$584,006
Realized gain (loss) on investments	2,934,948	2,584,183	2,678,690	1,653,582	(220)	23	425,018	563,031
Change in unrealized gain (loss) on investments	(5,756,721)	1,178,771	(11,043,400)	2,720,110	(23,107)	(5,591)	(2,741,897)	(4,211,539)
Reinvested capital gains	4,400,333	-	10,363,172	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,221,941	3,414,076	1,402,791	3,892,713	(18,066)	(3,964)	(2,043,602)	(3,064,502)

Equity transactions:
Purchase payments received from contract owners (note 3)	845,116	671,931	9,901,241	9,408,961	182,794	59,343	12,615,584	10,940,722
Transfers between funds	(566,845)	174,454	(1,452,139)	2,226,525	77,042	2,050	3,647,726	1,262,261
Redemptions (note 3)	(3,692,562)	(3,652,979)	(3,086,087)	(1,268,274)	-	-	(2,558,051)	(2,171,205)
Annuity benefits	(5,733)	(5,386)	-	-	-	-	(371)	-
Contract maintenance charges (note 2)	(22,989)	(24,402)	(305,275)	(259,585)	(276)	-	(168,201)	(123,909)
Contingent deferred sales charges (note 2)	(1,071)	(4,255)	(54,027)	(20,417)	-	-	(12,004)	(8,043)
Adjustments to maintain reserves	790	855	(393)	(493)	(14)	(3)	(2,377)	(500)

Net equity transactions	(3,443,294)	(2,839,782)	5,003,320	10,086,717	259,546	61,390	13,522,306	9,899,326

Net change in contract owners’ equity	(2,221,353)	574,294	6,406,111	13,979,430	241,480	57,426	11,478,704	6,834,824
Contract owners’ equity beginning of period	36,916,910	36,342,616	52,518,246	38,538,816	57,426	-	39,378,317	32,543,493

Contract owners’ equity end of period	$34,695,557	$36,916,910	$58,924,357	$52,518,246	$298,906	$57,426	$50,857,021	$39,378,317

CHANGES IN UNITS:
Beginning units	1,270,746	1,371,740	3,719,227	2,980,072	5,529	-	4,101,560	3,121,010
Units purchased	51,392	58,379	1,291,641	1,393,431	26,959	5,570	2,439,021	1,699,522
Units redeemed	(161,495)	(159,373)	(952,070)	(654,276)	(3,156)	(41)	(1,077,864)	(718,972)

Ending units	1,160,643	1,270,746	4,058,798	3,719,227	29,332	5,529	5,462,717	4,101,560

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(736,736)	$(349,304)	$3,384,093	$3,316,789	$818,275	$3,228,885	$1,350,757	$1,861,983
Realized gain (loss) on investments	11,317,399	3,418,498	6,008,052	2,687,824	19,324,185	18,582,065	4,040,154	11,274,517
Change in unrealized gain (loss) on investments	(15,640,057)	4,007,471	(60,557,142)	23,259,766	(103,880,900)	10,154,439	(35,885,681)	(17,887,030)
Reinvested capital gains	-	-	28,288,627	4,291,243	54,153,455	20,674,964	22,699,716	20,662,922

Net increase (decrease) in contract owners’ equity resulting from operations	(5,059,394)	7,076,665	(22,876,370)	33,555,622	(29,584,985)	52,640,353	(7,795,054)	15,912,392

Equity transactions:
Purchase payments received from contract owners (note 3)	12,278,472	19,434,532	193,810,800	197,296,101	39,136,920	42,414,017	42,238,401	53,942,691
Transfers between funds	(5,180,668)	(2,398,773)	8,432,269	1,124,375	29,752,321	14,024,647	22,684,955	(21,476,900)
Redemptions (note 3)	(30,616,041)	(44,563,246)	(58,168,290)	(41,293,780)	(67,045,181)	(55,409,035)	(69,943,718)	(59,190,835)
Annuity benefits	(13,269)	(11,715)	-	-	(2,486)	(1,897)	-	(964)
Contract maintenance charges (note 2)	(28,605)	(32,444)	(13,150,879)	(10,707,331)	(17,130,778)	(15,938,616)	(6,678,651)	(6,420,457)
Contingent deferred sales charges (note 2)	(39,928)	(28,636)	(554,840)	(583,682)	(613,489)	(543,438)	(602,809)	(590,382)
Adjustments to maintain reserves	(72)	(41,710)	(973)	(875)	(625)	(628)	(896)	(941)

Net equity transactions	(23,600,111)	(27,641,992)	130,368,087	145,834,808	(15,903,318)	(15,454,950)	(12,302,718)	(33,737,788)

Net change in contract owners’ equity	(28,659,505)	(20,565,327)	107,491,717	179,390,430	(45,488,303)	37,185,403	(20,097,772)	(17,825,396)
Contract owners’ equity beginning of period	212,167,885	232,733,212	1,215,729,285	1,036,338,855	1,487,796,624	1,450,611,221	667,796,025	685,621,421

Contract owners’ equity end of period	$183,508,380	$212,167,885	$1,323,221,002	$1,215,729,285	$1,442,308,321	$1,487,796,624	$647,698,253	$667,796,025

CHANGES IN UNITS:
Beginning units	9,151,603	10,396,960	79,083,321	69,467,461	84,721,057	85,633,495	47,834,340	50,261,670
Units purchased	1,740,294	1,860,247	16,894,457	16,261,501	6,760,448	6,348,438	10,871,934	9,987,756
Units redeemed	(2,790,764)	(3,105,604)	(8,528,949)	(6,645,641)	(7,669,900)	(7,260,876)	(11,773,116)	(12,415,086)

Ending units	8,101,133	9,151,603	87,448,829	79,083,321	83,811,605	84,721,057	46,933,158	47,834,340

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDM		GVDMA		GVDMC		MCIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,475,993	$3,771,030	$(1,204,019)	$762,978	$1,196,831	$2,425,320	$(625,257)	$(542,688)
Realized gain (loss) on investments	29,790,149	36,346,371	4,874,626	9,893,006	1,154,754	4,581,533	4,674,730	2,942,590
Change in unrealized gain (loss) on investments	(178,957,130)	56,426,681	(40,025,195)	25,300,394	(57,660,234)	3,557,303	(21,463,649)	936,634
Reinvested capital gains	103,683,861	-	17,642,366	-	42,834,930	16,181,522	10,786,863	7,387,306

Net increase (decrease) in contract owners’ equity resulting from operations	(44,007,127)	96,544,082	(18,712,222)	35,956,378	(12,473,719)	26,745,678	(6,627,313)	10,723,842

Equity transactions:
Purchase payments received from contract owners (note 3)	85,802,986	101,117,267	32,647,062	35,629,825	52,087,056	64,664,278	23,804,456	20,952,672
Transfers between funds	(20,000,406)	(19,304,990)	(23,636,644)	(26,102,382)	(10,310,153)	3,749,465	631,362	(1,574,505)
Redemptions (note 3)	(239,008,365)	(284,587,314)	(144,779,882)	(178,920,050)	(71,450,359)	(72,180,347)	(14,155,511)	(13,725,232)
Annuity benefits	(18,657)	(67,929)	(16,509)	(14,713)	(5,377)	(52,094)	(14,518)	(16,116)
Contract maintenance charges (note 2)	(19,866,146)	(19,276,316)	(4,160,681)	(4,269,051)	(7,022,142)	(6,347,982)	(440,688)	(387,867)
Contingent deferred sales charges (note 2)	(691,628)	(991,382)	(196,856)	(276,514)	(290,118)	(419,497)	(46,026)	(70,565)
Adjustments to maintain reserves	(2,310)	(1,779)	(1,214)	(2,788)	(102)	(10,149)	(437)	(755)

Net equity transactions	(193,784,526)	(223,112,443)	(140,144,724)	(173,955,673)	(36,991,195)	(10,596,326)	9,778,638	5,177,632

Net change in contract owners’ equity	(237,791,653)	(126,568,361)	(158,856,946)	(137,999,295)	(49,464,914)	16,149,352	3,151,325	15,901,474
Contract owners’ equity beginning of period	2,678,559,236	2,805,127,597	1,027,133,642	1,165,132,937	858,198,052	842,048,700	152,346,903	136,445,429

Contract owners’ equity end of period	$2,440,767,583	$2,678,559,236	$868,276,696	$1,027,133,642	$808,733,138	$858,198,052	$155,498,228	$152,346,903

CHANGES IN UNITS:
Beginning units	143,660,270	155,762,593	46,994,555	55,228,742	52,322,609	52,936,074	4,963,956	4,806,703
Units purchased	12,528,842	16,421,758	5,193,517	6,552,498	5,610,124	8,236,209	1,419,525	1,242,842
Units redeemed	(22,760,730)	(28,524,081)	(11,635,970)	(14,786,685)	(7,847,955)	(8,849,674)	(1,126,176)	(1,085,589)

Ending units	133,428,382	143,660,270	40,552,102	46,994,555	50,084,778	52,322,609	5,257,305	4,963,956

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SAM		NVMIG1		NVMIG6		GVDIVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(8,885,609)	$(9,320,251)	$(192,099)	$46,959	$(1,884,416)	$795,120	$(5,109)	$39,811
Realized gain (loss) on investments	-	-	(473,765)	(37,070)	7,433,694	14,118,060	(87,550)	(17,354)
Change in unrealized gain (loss) on investments	-	-	(1,430,916)	(2,637,380)	(15,096,482)	(26,591,132)	(137,788)	(472,369)
Reinvested capital gains	-	-	1,671,234	1,732,767	7,582,195	7,808,288	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,885,609)	(9,320,251)	(425,546)	(894,724)	(1,965,009)	(3,869,664)	(230,447)	(449,912)

Equity transactions:
Purchase payments received from contract owners (note 3)	177,399,904	212,668,788	330,595	215,496	4,092,156	5,577,747	127,896	53,581
Transfers between funds	173,104,257	140,594,086	(1,460,454)	35,105,375	841,254	(647,179)	3,649	4,900,800
Redemptions (note 3)	(367,153,430)	(341,393,163)	(3,814,591)	(2,795,723)	(19,355,382)	(25,860,547)	(642,971)	(424,942)
Annuity benefits	(79,445)	(86,781)	(10,228)	(5,077)	(2,728)	(2,933)	-	-
Contract maintenance charges (note 2)	(1,659,710)	(1,728,824)	(11,135)	(7,961)	(768,666)	(759,448)	(1,183)	(1,020)
Contingent deferred sales charges (note 2)	(430,692)	(392,061)	(1,829)	(887)	(20,468)	(62,350)	(2,721)	(865)
Adjustments to maintain reserves	(8,611)	(1,555)	(1,022)	3,885	(867)	(1,061)	(68)	(48)

Net equity transactions	(18,827,727)	9,660,490	(4,968,664)	32,515,108	(15,214,701)	(21,755,771)	(515,398)	4,527,506

Net change in contract owners’ equity	(27,713,336)	340,239	(5,394,210)	31,620,384	(17,179,710)	(25,625,435)	(745,845)	4,077,594
Contract owners’ equity beginning of period	619,515,606	619,175,367	31,620,384	-	138,719,754	164,345,189	4,077,594	-

Contract owners’ equity end of period	$591,802,270	$619,515,606	$26,226,174	$31,620,384	$121,540,044	$138,719,754	$3,331,749	$4,077,594

CHANGES IN UNITS:
Beginning units	52,507,000	51,823,152	3,252,855	-	13,009,367	15,025,508	451,831	-
Units purchased	76,405,217	81,223,048	61,367	3,579,328	2,179,023	3,025,246	33,080	509,483
Units redeemed	(78,368,037)	(80,539,200)	(569,153)	(326,473)	(3,556,593)	(5,041,387)	(90,536)	(57,652)

Ending units	50,544,180	52,507,000	2,745,069	3,252,855	11,631,797	13,009,367	394,375	451,831

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV2		NVMLG1		NVMLG2		NVMLV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(322,156)	$512,172	$(87,051)	$(89,719)	$(1,635,995)	$(1,665,562)	$(5,254)	$(5,623)
Realized gain (loss) on investments	(821,442)	(356,814)	665,197	933,284	5,629,371	7,654,588	234,531	401,558
Change in unrealized gain (loss) on investments	(2,470,437)	(6,960,813)	(1,179,049)	(705,247)	(12,340,964)	(4,922,472)	(853,480)	(452,873)
Reinvested capital gains	-	-	821,934	753,866	10,103,987	8,828,520	447,303	467,036

Net increase (decrease) in contract owners’ equity resulting from operations	(3,614,035)	(6,805,455)	221,031	892,184	1,756,399	9,895,074	(176,900)	410,098

Equity transactions:
Purchase payments received from contract owners (note 3)	3,737,852	3,047,706	279,508	160,044	9,665,819	10,339,499	136,216	164,487
Transfers between funds	2,006,677	67,219,019	(417,871)	(638,043)	(4,169,310)	(6,500,096)	(274,479)	347,312
Redemptions (note 3)	(5,382,789)	(4,211,029)	(1,093,315)	(1,197,187)	(13,701,124)	(16,710,534)	(627,323)	(872,160)
Annuity benefits	(1,019)	(1,128)	(3,189)	(2,166)	(15,969)	(15,258)	-	-
Contract maintenance charges (note 2)	(451,236)	(313,428)	(4,157)	(4,522)	(446,179)	(435,691)	(1,509)	(1,557)
Contingent deferred sales charges (note 2)	(16,869)	(15,932)	(1,192)	(1,799)	(26,869)	(46,633)	(1,125)	(92)
Adjustments to maintain reserves	(832)	15,449	7,265	219	(951)	(1,253)	(54)	(90)

Net equity transactions	(108,216)	65,740,657	(1,232,951)	(1,683,454)	(8,694,583)	(13,369,966)	(768,274)	(362,100)

Net change in contract owners’ equity	(3,722,251)	58,935,202	(1,011,920)	(791,270)	(6,938,184)	(3,474,892)	(945,174)	47,998
Contract owners’ equity beginning of period	59,455,125	519,923	10,437,484	11,228,754	124,198,275	127,673,167	4,868,741	4,820,743

Contract owners’ equity end of period	$55,732,874	$59,455,125	$9,425,564	$10,437,484	$117,260,091	$124,198,275	$3,923,567	$4,868,741

CHANGES IN UNITS:
Beginning units	3,915,281	30,305	708,684	831,103	8,723,839	9,742,636	296,761	320,482
Units purchased	981,633	4,712,729	67,257	109,425	1,637,073	1,831,749	41,918	89,499
Units redeemed	(960,045)	(827,753)	(154,591)	(231,844)	(2,252,926)	(2,850,546)	(88,327)	(113,220)

Ending units	3,936,869	3,915,281	621,350	708,684	8,107,986	8,723,839	250,352	296,761

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLV2		NVMMG1		NVMMG2		NVMMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(466,422)	$(349,814)	$(2,494,312)	$(2,545,327)	$(1,953,658)	$(1,993,029)	$2,136	$283
Realized gain (loss) on investments	3,801,663	3,875,318	8,901,732	11,028,170	11,269,395	9,981,324	(566)	95
Change in unrealized gain (loss) on investments	(15,948,957)	(4,765,139)	(34,582,047)	(27,291,596)	(30,161,027)	(21,267,597)	(28,740)	(2,307)
Reinvested capital gains	8,726,395	7,154,250	26,430,173	23,316,178	18,501,772	15,526,527	17,899	5,073

Net increase (decrease) in contract owners’ equity resulting from operations	(3,887,321)	5,914,615	(1,744,454)	4,507,425	(2,343,518)	2,247,225	(9,271)	3,144

Equity transactions:
Purchase payments received from contract owners (note 3)	8,429,231	13,157,972	1,429,131	2,024,324	9,793,207	6,728,047	176,789	17,686
Transfers between funds	(568,107)	(734,091)	(1,094,255)	(4,488,324)	8,268,496	(1,662,315)	251	(142)
Redemptions (note 3)	(5,387,857)	(6,115,391)	(19,162,892)	(20,237,071)	(17,462,844)	(18,957,242)	(253)	(753)
Annuity benefits	-	-	(23,531)	(24,320)	(4,027)	(4,020)	-	-
Contract maintenance charges (note 2)	(329,388)	(294,495)	(87,801)	(94,484)	(547,936)	(535,624)	(56)	(29)
Contingent deferred sales charges (note 2)	(22,716)	(32,475)	(3,435)	(3,239)	(44,745)	(49,257)	-	-
Adjustments to maintain reserves	(671)	(762)	4,722	4,378	(987)	(1,160)	15	(3)

Net equity transactions	2,120,492	5,980,758	(18,938,061)	(22,818,736)	1,164	(14,481,571)	176,746	16,759

Net change in contract owners’ equity	(1,766,829)	11,895,373	(20,682,515)	(18,311,311)	(2,342,354)	(12,234,346)	167,475	19,903
Contract owners’ equity beginning of period	79,361,366	67,465,993	188,983,120	207,294,431	123,485,793	135,720,139	23,808	3,905

Contract owners’ equity end of period	$77,594,537	$79,361,366	$168,300,605	$188,983,120	$121,143,439	$123,485,793	$191,283	$23,808

CHANGES IN UNITS:
Beginning units	5,883,975	5,423,937	12,805,808	14,421,413	8,653,958	9,737,422	1,719	329
Units purchased	1,680,615	2,004,424	239,437	204,661	3,825,414	2,118,108	13,065	1,475
Units redeemed	(1,516,152)	(1,544,386)	(1,469,097)	(1,820,266)	(3,819,647)	(3,201,572)	(518)	(85)

Ending units	6,048,438	5,883,975	11,576,148	12,805,808	8,659,725	8,653,958	14,266	1,719

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCGF		SCGF2		SCVF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(816,350)	$(247,610)	$(91,067)	$(90,191)	$(467,770)	$(380,680)	$(213,882)	$(300,717)
Realized gain (loss) on investments	12,067,462	15,922,544	439,861	397,717	1,713,335	1,660,723	1,461,001	1,716,791
Change in unrealized gain (loss) on investments	(55,108,309)	(41,514,698)	(1,289,711)	(1,220,129)	(6,053,921)	(4,632,035)	(6,989,370)	(2,903,069)
Reinvested capital gains	31,638,836	69,321,363	885,231	929,035	4,111,796	3,531,895	3,326,681	3,389,801

Net increase (decrease) in contract owners’ equity resulting from operations	(12,218,361)	43,481,599	(55,686)	16,432	(696,560)	179,903	(2,415,570)	1,902,806

Equity transactions:
Purchase payments received from contract owners (note 3)	11,338,270	10,953,714	99,557	79,943	5,992,934	5,127,273	471,107	552,119
Transfers between funds	(8,011,861)	(1,926,074)	1,038,097	(658,374)	1,652,046	(1,203,713)	(612,783)	(3,222,267)
Redemptions (note 3)	(34,156,402)	(37,747,280)	(1,107,998)	(605,661)	(2,512,991)	(2,927,462)	(3,602,174)	(4,251,106)
Annuity benefits	(5,561)	(5,208)	(2,845)	(2,713)	(1,821)	(1,732)	(17,042)	(14,284)
Contract maintenance charges (note 2)	(604,448)	(580,842)	(2,387)	(2,450)	(73,787)	(67,219)	(11,844)	(13,278)
Contingent deferred sales charges (note 2)	(48,256)	(55,200)	(840)	(393)	(13,408)	(35,769)	(4,212)	(3,420)
Adjustments to maintain reserves	(1,000)	(1,285)	(53)	(79)	(538)	(658)	1,998	6,706

Net equity transactions	(31,489,258)	(29,362,175)	23,531	(1,189,727)	5,042,435	890,720	(3,774,950)	(6,945,530)

Net change in contract owners’ equity	(43,707,619)	14,119,424	(32,155)	(1,173,295)	4,345,875	1,070,623	(6,190,520)	(5,042,724)
Contract owners’ equity beginning of period	315,168,582	301,049,158	6,475,481	7,648,776	25,546,544	24,475,921	36,091,096	41,133,820

Contract owners’ equity end of period	$271,460,963	$315,168,582	$6,443,326	$6,475,481	$29,892,419	$25,546,544	$29,900,576	$36,091,096

CHANGES IN UNITS:
Beginning units	18,226,226	20,097,001	608,105	729,385	1,159,126	1,124,666	1,020,116	1,227,066
Units purchased	2,077,622	3,029,806	193,573	75,686	786,046	464,558	57,320	42,695
Units redeemed	(3,920,258)	(4,900,581)	(193,104)	(196,966)	(570,111)	(430,098)	(157,411)	(249,645)

Ending units	16,383,590	18,226,226	608,574	608,105	1,375,061	1,159,126	920,025	1,020,116

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SCVF2		SCF		SCF2		MSBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(392,683)	$(425,147)	$(697,829)	$(911,542)	$(605,408)	$(711,537)	$961,163	$3,479,438
Realized gain (loss) on investments	2,560,708	3,330,678	(111,166)	831,020	2,589,914	3,106,957	1,392,417	1,814,311
Change in unrealized gain (loss) on investments	(8,756,046)	(4,520,325)	(8,129,629)	(12,430,775)	(7,852,110)	(10,393,530)	(12,113,690)	(1,262,611)
Reinvested capital gains	3,744,791	3,304,920	7,099,747	11,848,900	4,545,099	7,491,305	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,843,230)	1,690,126	(1,838,877)	(662,397)	(1,322,505)	(506,805)	(9,760,110)	4,031,138

Equity transactions:
Purchase payments received from contract owners (note 3)	4,810,876	5,196,088	951,389	1,250,904	2,368,963	3,606,625	20,059,151	24,659,174
Transfers between funds	(1,756,503)	(2,632,436)	(1,359,693)	(1,936,271)	(1,684,756)	(2,137,776)	(1,621,734)	15,233,436
Redemptions (note 3)	(3,275,297)	(3,610,230)	(8,016,386)	(8,265,810)	(5,396,392)	(5,435,803)	(15,747,731)	(15,776,431)
Annuity benefits	(320)	(342)	(21,839)	(19,184)	(3,839)	(3,850)	(1,678)	(1,787)
Contract maintenance charges (note 2)	(72,608)	(68,916)	(27,783)	(30,661)	(111,092)	(107,093)	(1,696,705)	(1,477,239)
Contingent deferred sales charges (note 2)	(11,910)	(17,332)	(5,290)	(3,674)	(6,714)	(17,853)	(81,660)	(128,232)
Adjustments to maintain reserves	(574)	(835)	(16,323)	888	(607)	(790)	(709)	(1,098)

Net equity transactions	(306,336)	(1,134,003)	(8,495,925)	(9,003,808)	(4,834,437)	(4,096,540)	908,934	22,507,823

Net change in contract owners’ equity	(3,149,566)	556,123	(10,334,802)	(9,666,205)	(6,156,942)	(4,603,345)	(8,851,176)	26,538,961
Contract owners’ equity beginning of period	37,483,223	36,927,100	75,693,313	85,359,518	47,056,962	51,660,307	213,824,484	187,285,523

Contract owners’ equity end of period	$34,333,657	$37,483,223	$65,358,511	$75,693,313	$40,900,020	$47,056,962	$204,973,308	$213,824,484

CHANGES IN UNITS:
Beginning units	1,133,233	1,171,234	1,418,968	1,570,642	1,594,729	1,735,362	13,686,203	12,261,303
Units purchased	340,802	321,255	32,051	48,217	198,594	259,224	3,105,071	4,241,112
Units redeemed	(345,913)	(359,256)	(186,926)	(199,891)	(358,147)	(399,857)	(3,151,732)	(2,816,212)

Ending units	1,128,122	1,133,233	1,264,093	1,418,968	1,435,176	1,594,729	13,639,542	13,686,203

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$131,746	$(607,872)	$(2,570,610)	$(2,325,507)	$(2,514,293)	$(2,547,385)	$642,836	$4,905,290
Realized gain (loss) on investments	91,825	249,795	15,603,228	16,804,023	11,423,653	14,993,348	2,711,967	5,645,407
Change in unrealized gain (loss) on investments	(2,686,972)	(925,509)	(52,473,325)	(26,781,572)	(34,484,239)	(21,289,559)	(23,722,618)	(43,065,341)
Reinvested capital gains	-	-	52,776,618	38,518,486	33,134,851	24,782,941	9,914,233	9,146,967

Net increase (decrease) in contract owners’ equity resulting from operations	(2,463,401)	(1,283,586)	13,335,911	26,215,430	7,559,972	15,939,345	(10,453,582)	(23,367,677)

Equity transactions:
Purchase payments received from contract owners (note 3)	21,946,891	27,370,322	3,376,159	4,005,353	9,668,240	10,752,349	11,204,719	13,858,851
Transfers between funds	3,515,785	1,628,765	(6,635,132)	(5,617,021)	1,338,070	(9,545,302)	12,062,444	6,174,457
Redemptions (note 3)	(13,938,419)	(10,124,469)	(38,801,598)	(39,860,031)	(31,954,196)	(35,480,041)	(22,817,587)	(29,938,877)
Annuity benefits	(5,631)	(5,886)	(73,244)	(77,112)	(60,090)	(57,672)	(4,636)	(5,257)
Contract maintenance charges (note 2)	(899,185)	(642,588)	(133,659)	(144,274)	(292,155)	(268,036)	(1,812,943)	(1,719,605)
Contingent deferred sales charges (note 2)	(59,687)	(87,865)	(11,719)	(14,075)	(33,967)	(68,279)	(61,369)	(114,983)
Adjustments to maintain reserves	(912)	(861)	2,174	(2,138)	(892)	(408)	(784)	(906)

Net equity transactions	10,558,842	18,137,418	(42,277,019)	(41,709,298)	(21,334,990)	(34,667,389)	(1,430,156)	(11,746,320)

Net change in contract owners’ equity	8,095,441	16,853,832	(28,941,108)	(15,493,868)	(13,775,018)	(18,728,044)	(11,883,738)	(35,113,997)
Contract owners’ equity beginning of period	116,366,724	99,512,892	366,571,523	382,065,391	233,579,739	252,307,783	220,142,540	255,256,537

Contract owners’ equity end of period	$124,462,165	$116,366,724	$337,630,415	$366,571,523	$219,804,721	$233,579,739	$208,258,802	$220,142,540

CHANGES IN UNITS:
Beginning units	11,240,208	9,506,940	16,100,387	18,014,768	10,506,727	12,147,466	15,012,122	15,771,695
Units purchased	5,278,821	5,338,208	271,903	359,893	1,543,785	1,606,264	3,511,312	3,403,697
Units redeemed	(4,282,578)	(3,604,940)	(2,076,796)	(2,274,274)	(2,471,939)	(3,247,003)	(3,529,626)	(4,163,270)

Ending units	12,236,451	11,240,208	14,295,494	16,100,387	9,578,573	10,506,727	14,993,808	15,012,122

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	EIF		EIF2		NVRE1		NVRE2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,040	$6,097	$(32,457)	$(494,719)	$714,957	$1,002,812	$843,290	$1,412,053
Realized gain (loss) on investments	29,599	1,841	10,854,539	12,844,815	2,846,482	2,098,057	(5,246,518)	2,420,995
Change in unrealized gain (loss) on investments	(48,640)	21,292	(24,683,589)	24,612	(16,630,408)	(3,729,891)	(18,792,494)	(6,702,925)
Reinvested capital gains	-	-	-	-	8,695,049	15,325,475	14,885,766	23,870,535

Net increase (decrease) in contract owners’ equity resulting from operations	(16,001)	29,230	(13,861,507)	12,374,708	(4,373,920)	14,696,453	(8,309,956)	21,000,658

Equity transactions:
Purchase payments received from contract owners (note 3)	57,373	225,997	12,998,236	18,648,696	884,085	730,790	16,347,101	14,792,773
Transfers between funds	(179,174)	(3,804)	689,279	(8,202,758)	(2,551,395)	2,500,423	(16,556,802)	14,931,736
Redemptions (note 3)	(32,091)	(2,772)	(16,896,841)	(18,312,671)	(7,996,525)	(5,487,710)	(10,836,244)	(10,597,628)
Annuity benefits	-	-	(4,058)	(3,307)	(1,942)	(1,843)	(5,199)	(4,934)
Contract maintenance charges (note 2)	(505)	(190)	(985,405)	(934,082)	(19,193)	(20,479)	(6,599)	(6,547)
Contingent deferred sales charges (note 2)	-	-	(44,251)	(82,958)	(10,479)	(4,880)	(53,084)	(43,458)
Adjustments to maintain reserves	(14)	(17)	(909)	(1,440)	(1,425)	(134)	(659)	(916)

Net equity transactions	(154,411)	219,214	(4,243,949)	(8,888,520)	(9,696,874)	(2,283,833)	(11,111,486)	19,071,026

Net change in contract owners’ equity	(170,412)	248,444	(18,105,456)	3,486,188	(14,070,794)	12,412,620	(19,421,442)	40,071,684
Contract owners’ equity beginning of period	443,482	195,038	180,285,774	176,799,586	67,665,227	55,252,607	112,812,484	72,740,800

Contract owners’ equity end of period	$273,070	$443,482	$162,180,318	$180,285,774	$53,594,433	$67,665,227	$93,391,042	$112,812,484

CHANGES IN UNITS:
Beginning units	34,050	16,278	7,305,999	7,694,919	4,693,279	4,873,879	8,086,103	6,586,101
Units purchased	5,063	18,324	1,726,924	1,835,589	514,571	535,958	2,857,314	3,844,681
Units redeemed	(16,641)	(552)	(1,900,029)	(2,224,509)	(1,227,264)	(716,558)	(3,728,528)	(2,344,679)

Ending units	22,472	34,050	7,132,894	7,305,999	3,980,586	4,693,279	7,214,889	8,086,103

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$37,971	$8,358	$20,971	$712	$(2,859,196)	$11,102,387	$(976,180)	$5,056,389
Realized gain (loss) on investments	(4,599)	(121)	(7,089)	5	(63,002)	27,375	288,885	192,726
Change in unrealized gain (loss) on investments	(194,921)	(27,928)	(107,391)	(5,739)	(58,300,370)	(29,199,488)	(27,358,747)	(11,466,719)
Reinvested capital gains	44,355	8,575	70,091	4,183	-	11,774,061	-	6,212,963

Net increase (decrease) in contract owners’ equity resulting from operations	(117,194)	(11,116)	(23,418)	(839)	(61,222,568)	(6,295,665)	(28,046,042)	(4,641)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,439,310	1,409,568	1,572,531	152,284	301,882,717	533,541,896	154,935,734	278,241,363
Transfers between funds	458,266	10,548	204,006	(10)	(34,500,207)	16,112,135	(24,365,446)	4,321,762
Redemptions (note 3)	(95,577)	(30,843)	(43,416)	-	(16,606,691)	(6,981,824)	(9,668,698)	(4,671,697)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(70)	(223)	(3)	-	(9,579,593)	(3,049,706)	(4,438,958)	(1,291,676)
Contingent deferred sales charges (note 2)	(148)	-	-	-	(449,345)	(157,510)	(186,215)	(172,707)
Adjustments to maintain reserves	(26)	(1)	4	(4)	(185)	(373)	(353)	(378)

Net equity transactions	3,801,755	1,389,049	1,733,122	152,270	240,746,696	539,464,618	116,276,064	276,426,667

Net change in contract owners’ equity	3,684,561	1,377,933	1,709,704	151,431	179,524,128	533,168,953	88,230,022	276,422,026
Contract owners’ equity beginning of period	1,401,443	23,510	151,431	-	755,595,648	222,426,695	376,761,705	100,339,679

Contract owners’ equity end of period	$5,086,004	$1,401,443	$1,861,135	$151,431	$935,119,776	$755,595,648	$464,991,727	$376,761,705

CHANGES IN UNITS:
Beginning units	125,679	2,099	13,188	-	69,392,456	20,316,134	34,616,610	9,283,008
Units purchased	403,233	132,347	204,688	13,189	30,505,851	51,679,005	14,943,337	27,408,413
Units redeemed	(54,737)	(8,767)	(47,058)	(1)	(8,246,826)	(2,602,683)	(4,259,595)	(2,074,811)

Ending units	474,175	125,679	170,818	13,188	91,651,481	69,392,456	45,300,352	34,616,610

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDPG2		IDPGI2		NVSIX2		GVEX2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,045,203	$1,049,403	$487,722	$1,140,070	$(121,318)	$(58,144)	$897,648	$1,050,353
Realized gain (loss) on investments	92,274	42,133	210,167	21,402	146,633	134,960	2,038,236	652,450
Change in unrealized gain (loss) on investments	(38,171,519)	(3,364,025)	(17,476,412)	(883,744)	(5,586,528)	(40,905)	(9,369,395)	8,828,854
Reinvested capital gains	-	1,172,681	-	530,349	2,877,519	820,710	3,841,673	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,034,042)	(1,099,808)	(16,778,523)	808,077	(2,683,694)	856,621	(2,591,838)	10,531,657

Equity transactions:
Purchase payments received from contract owners (note 3)	268,716,073	342,412,038	118,791,939	191,025,168	15,846,118	12,254,561	121,849,936	91,568,835
Transfers between funds	(11,734,890)	8,154,088	(7,181,410)	1,793,255	2,985,950	2,420,070	13,722,143	26,194,743
Redemptions (note 3)	(10,813,530)	(4,245,087)	(7,676,428)	(3,174,292)	(1,207,742)	(564,126)	(10,925,377)	(3,250,380)
Annuity benefits	-	-	-	-	(1,542)	-	(1,439)	-
Contract maintenance charges (note 2)	(6,027,390)	(1,694,242)	(3,121,728)	(901,961)	(68,395)	(24,898)	(243,563)	(77,421)
Contingent deferred sales charges (note 2)	(308,848)	(54,806)	(190,420)	(55,125)	(9,577)	(3,227)	(51,311)	(12,990)
Adjustments to maintain reserves	(336)	(423)	(234)	(309)	(7,265)	(377)	(6,581)	(605)

Net equity transactions	239,831,079	344,571,568	100,621,719	188,686,736	17,537,547	14,082,003	124,343,808	114,422,182

Net change in contract owners’ equity	203,797,037	343,471,760	83,843,196	189,494,813	14,853,853	14,938,624	121,751,970	124,953,839
Contract owners’ equity beginning of period	467,813,783	124,342,023	262,077,939	72,583,126	24,010,339	9,071,715	168,655,614	43,701,775

Contract owners’ equity end of period	$671,610,820	$467,813,783	$345,921,135	$262,077,939	$38,864,192	$24,010,339	$290,407,584	$168,655,614

CHANGES IN UNITS:
Beginning units	43,498,040	11,584,365	24,393,200	6,817,671	1,861,847	723,265	12,997,434	3,743,803
Units purchased	26,768,009	33,126,922	11,800,194	18,417,004	1,853,256	1,461,556	13,762,066	10,966,174
Units redeemed	(4,280,769)	(1,213,247)	(2,419,514)	(841,475)	(500,809)	(322,974)	(4,213,441)	(1,712,543)

Ending units	65,985,280	43,498,040	33,773,880	24,393,200	3,214,294	1,861,847	22,546,059	12,997,434

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMGA2		NOTB4		NOTG4		NOTMG4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(151,609)	$-	$(73,665)	$(45,055)	$(18,752)	$(48,254)	$(45,946)	$(14,573)
Realized gain (loss) on investments	(451)	-	11,647	43,476	33,291	122,620	16,673	32,703
Change in unrealized gain (loss) on investments	(696,605)	-	(1,139,957)	(30,205)	(1,431,502)	(178,567)	(1,056,687)	(89,239)
Reinvested capital gains	-	-	314,086	71,892	51,584	-	222,994	84,687

Net increase (decrease) in contract owners’ equity resulting from operations	(848,665)	-	(887,889)	40,108	(1,365,379)	(104,201)	(862,966)	13,578

Equity transactions:
Purchase payments received from contract owners (note 3)	46,597,166	-	2,606,003	6,005,026	1,828,720	4,088,039	1,859,566	7,556,517
Transfers between funds	3,996,328	-	(244,429)	283,255	3,234,033	(1,107,094)	(794,364)	94,305
Redemptions (note 3)	(228,294)	-	(218,788)	(338,897)	(371,132)	(56,086)	(715,011)	(299,202)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(12,808)	-	(376)	(260)	(197)	(58)	(143)	(51)
Contingent deferred sales charges (note 2)	-	-	(1,197)	(1,005)	(880)	(1,929)	(1,384)	-
Adjustments to maintain reserves	(35)	-	177	(97)	(316)	(95)	(77)	(89)

Net equity transactions	50,352,357	-	2,141,390	5,948,022	4,690,228	2,922,777	348,587	7,351,480

Net change in contract owners’ equity	49,503,692	-	1,253,501	5,988,130	3,324,849	2,818,576	(514,379)	7,365,058
Contract owners’ equity beginning of period	-	-	11,316,209	5,328,079	7,507,452	4,688,876	9,509,888	2,144,830

Contract owners’ equity end of period	$49,503,692	$-	$12,569,710	$11,316,209	$10,832,301	$7,507,452	$8,995,509	$9,509,888

CHANGES IN UNITS:
Beginning units	-	-	1,045,776	496,927	650,405	402,119	835,495	189,573
Units purchased	5,445,212	-	252,669	628,398	463,076	369,990	179,228	680,899
Units redeemed	(105,167)	-	(56,640)	(79,549)	(63,660)	(121,704)	(152,512)	(34,977)

Ending units	5,340,045	-	1,241,805	1,045,776	1,049,821	650,405	862,211	835,495

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVFHA		PMVRA		ALVBWB		ALVGIB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,449	$531	$5,005	$301	$9,585	$8,552	$(17,129)	$(24,347)
Realized gain (loss) on investments	623	171	(33)	(45)	(3,864)	9,346	415,294	436,185
Change in unrealized gain (loss) on investments	(5,417)	2,925	(9,635)	235	(57,565)	(52,209)	(388,965)	51,012
Reinvested capital gains	661	727	-	-	53,907	66,573	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(684)	4,354	(4,663)	491	2,063	32,262	9,200	462,850

Equity transactions:
Purchase payments received from contract owners (note 3)	-	111,602	76,266	18,972	14,449	16,000	94,912	178,662
Transfers between funds	18,997	(2,181)	13,846	1,117	66,533	69,840	(165,537)	(344,155)
Redemptions (note 3)	(1,458)	-	(397)	-	(83,972)	(32,743)	(864,938)	(1,109,320)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(78)	(61)	(3,431)	(3,306)	(401)	(413)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(38)	-
Adjustments to maintain reserves	(8)	(2)	5	2	(3)	(5)	(143)	8

Net equity transactions	17,531	109,419	89,642	20,030	(6,424)	49,786	(936,145)	(1,275,218)

Net change in contract owners’ equity	16,847	113,773	84,979	20,521	(4,361)	82,048	(926,945)	(812,368)
Contract owners’ equity beginning of period	113,773	-	51,261	30,740	523,746	441,698	6,282,093	7,094,461

Contract owners’ equity end of period	$130,620	$113,773	$136,240	$51,261	$519,385	$523,746	$5,355,148	$6,282,093

CHANGES IN UNITS:
Beginning units	10,527	-	5,579	3,432	41,081	36,960	261,769	317,866
Units purchased	2,565	10,731	9,835	2,165	6,369	8,125	8,627	14,934
Units redeemed	(989)	(204)	(97)	(18)	(7,070)	(4,004)	(46,921)	(71,031)

Ending units	12,103	10,527	15,317	5,579	40,380	41,081	223,475	261,769

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVSVA		ALVSVB		ACVB		ACVCA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$832	$704	$(1,041,011)	$(1,063,094)	$132,602	$70,906	$(949)	$(1,015)
Realized gain (loss) on investments	574	42	1,886,772	5,807,090	227,112	468,769	5,647	7,088
Change in unrealized gain (loss) on investments	(57,036)	(9,220)	(23,138,228)	(8,651,614)	(4,968,647)	(787,619)	(8,234)	(16,505)
Reinvested capital gains	40,135	26,832	15,355,718	10,650,624	3,306,322	3,115,320	4,666	15,414

Net increase (decrease) in contract owners’ equity resulting from operations	(15,495)	18,358	(6,936,749)	6,743,006	(1,302,611)	2,867,376	1,130	4,982

Equity transactions:
Purchase payments received from contract owners (note 3)	15,172	57,622	10,110,265	17,291,547	235,236	354,166	-	-
Transfers between funds	66,741	2,982	(3,077,924)	(11,543,765)	(262,969)	1,428,359	-	-
Redemptions (note 3)	(12,699)	(8,338)	(6,438,831)	(7,301,825)	(3,933,966)	(3,839,468)	-	-
Annuity benefits	-	-	-	-	(30,358)	(30,219)	(14,120)	(15,516)
Contract maintenance charges (note 2)	(296)	(269)	(512,378)	(475,075)	(14,149)	(15,426)	-	-
Contingent deferred sales charges (note 2)	-	-	(45,892)	(68,258)	(192)	(1,451)	-	-
Adjustments to maintain reserves	(9)	(12)	(807)	(798)	1,132	903	3,976	3,888

Net equity transactions	68,909	51,985	34,433	(2,098,174)	(4,005,266)	(2,103,136)	(10,144)	(11,628)

Net change in contract owners’ equity	53,414	70,343	(6,902,316)	4,644,832	(5,307,877)	764,240	(9,014)	(6,646)
Contract owners’ equity beginning of period	247,443	177,100	97,393,192	92,748,360	36,590,076	35,825,836	74,266	80,912

Contract owners’ equity end of period	$300,857	$247,443	$90,490,876	$97,393,192	$31,282,199	$36,590,076	$65,252	$74,266

CHANGES IN UNITS:
Beginning units	18,476	14,380	2,879,983	2,947,714	1,071,298	1,136,387	-	-
Units purchased	6,654	4,954	547,102	884,011	38,835	79,996	-	-
Units redeemed	(1,256)	(858)	(542,285)	(951,742)	(157,806)	(145,085)	-	-

Ending units	23,874	18,476	2,884,800	2,879,983	952,327	1,071,298	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVIG		ACVIG2		ACVIP2		ACVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$118,455	$117,343	$18,397	$22,696	$1,064,515	$(584,565)	$(87)	$331
Realized gain (loss) on investments	773,221	620,790	614,583	284,117	(3,287,058)	1,340,052	(55)	1,752
Change in unrealized gain (loss) on investments	(3,381,445)	989,160	(1,315,875)	227,389	(7,372,147)	(2,708,443)	183	(2,588)
Reinvested capital gains	1,383,454	-	376,611	-	-	6,383,418	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,106,315)	1,727,293	(306,284)	534,202	(9,594,690)	4,430,462	41	(505)

Equity transactions:
Purchase payments received from contract owners (note 3)	318,008	175,265	31,703	135,138	15,324,657	17,379,001	-	(164)
Transfers between funds	(523,640)	623,352	(702,437)	54,483	(12,542,983)	259,175	-	-
Redemptions (note 3)	(1,930,588)	(2,237,177)	(711,523)	(617,587)	(19,538,206)	(21,015,513)	-	2
Annuity benefits	(4,088)	(5,920)	-	-	(2,578)	(3,776)	(1,439)	(1,702)
Contract maintenance charges (note 2)	(6,409)	(7,187)	(477)	(512)	(1,733,109)	(1,701,202)	-	-
Contingent deferred sales charges (note 2)	(2,240)	(1,238)	(50)	(36)	(120,359)	(124,683)	-	-
Adjustments to maintain reserves	(80)	(183)	(25)	(220)	(1,216)	(1,374)	653	(306)

Net equity transactions	(2,149,037)	(1,453,088)	(1,382,809)	(428,734)	(18,613,794)	(5,208,372)	(786)	(2,170)

Net change in contract owners’ equity	(3,255,352)	274,205	(1,689,093)	105,468	(28,208,484)	(777,910)	(745)	(2,675)
Contract owners’ equity beginning of period	17,293,160	17,018,955	5,305,520	5,200,052	246,985,218	247,763,128	8,696	11,371

Contract owners’ equity end of period	$14,037,808	$17,293,160	$3,616,427	$5,305,520	$218,776,734	$246,985,218	$7,951	$8,696

CHANGES IN UNITS:
Beginning units	888,260	970,158	223,567	242,506	18,201,387	18,608,330	-	-
Units purchased	61,732	138,794	7,692	31,286	3,282,579	4,153,465	-	-
Units redeemed	(175,474)	(220,692)	(69,487)	(50,225)	(4,699,469)	(4,560,408)	-	-

Ending units	774,518	888,260	161,772	223,567	16,784,497	18,201,387	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVMV1		ACVMV2		DVMCSS		DVSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$33,532	$(11,857)	$(65,005)	$(594,613)	$(247,159)	$(43,202)	$(613,460)	$(879,396)
Realized gain (loss) on investments	779,195	739,918	7,817,920	5,188,252	(581,243)	54,708	8,590,448	11,249,251
Change in unrealized gain (loss) on investments	(1,508,195)	(28,506)	(17,395,005)	3,995,236	(2,747,265)	309,209	(16,426,226)	(13,083,954)
Reinvested capital gains	456,627	634,745	5,838,760	6,764,754	2,295,710	-	5,677,887	5,742,544

Net increase (decrease) in contract owners’ equity resulting from operations	(238,841)	1,334,300	(3,803,330)	15,353,629	(1,279,957)	320,715	(2,771,351)	3,028,445

Equity transactions:
Purchase payments received from contract owners (note 3)	333,245	462,672	15,639,402	16,209,707	10,963,217	4,935,227	1,123,490	1,711,397
Transfers between funds	(800,359)	581,122	(8,323,966)	7,005,804	5,080,346	4,442,858	(5,473,365)	(10,315,032)
Redemptions (note 3)	(1,411,880)	(1,883,377)	(8,512,330)	(8,796,585)	(786,945)	(101,384)	(9,143,618)	(11,819,634)
Annuity benefits	(1,277)	(883)	-	-	-	-	(821)	(395)
Contract maintenance charges (note 2)	(3,142)	(2,867)	(638,228)	(592,008)	(40,660)	(6,342)	(285,207)	(300,078)
Contingent deferred sales charges (note 2)	(3,559)	(904)	(42,051)	(40,932)	(4,624)	(944)	(17,181)	(27,660)
Adjustments to maintain reserves	319	(94)	(622)	(1,017)	(294)	(53)	(242)	(1,109)

Net equity transactions	(1,886,653)	(844,331)	(1,877,795)	13,784,969	15,211,040	9,269,362	(13,796,944)	(20,752,511)

Net change in contract owners’ equity	(2,125,494)	489,969	(5,681,125)	29,138,598	13,931,083	9,590,077	(16,568,295)	(17,724,066)
Contract owners’ equity beginning of period	10,201,385	9,711,416	131,436,311	102,297,713	9,590,077	-	92,841,079	110,565,145

Contract owners’ equity end of period	$8,075,891	$10,201,385	$125,755,186	$131,436,311	$23,521,160	$9,590,077	$76,272,784	$92,841,079

CHANGES IN UNITS:
Beginning units	517,561	559,245	5,721,471	5,082,599	882,717	-	3,031,376	3,719,928
Units purchased	60,410	154,190	1,775,884	2,053,139	2,192,457	1,123,106	335,272	448,167
Units redeemed	(153,250)	(195,874)	(1,848,861)	(1,414,267)	(818,047)	(240,389)	(768,726)	(1,136,719)

Ending units	424,721	517,561	5,648,494	5,721,471	2,257,127	882,717	2,597,922	3,031,376

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DCAP		DCAPS		DVDLS		DGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$106,394	$166,620	$(104,181)	$83,524	$(14,838)	$(16,784)	$(71,154)	$(84,407)
Realized gain (loss) on investments	2,028,925	2,835,927	3,854,441	5,362,527	66,902	118,393	435,469	664,851
Change in unrealized gain (loss) on investments	(4,702,409)	(1,827,365)	(13,578,279)	(1,568,533)	(107,644)	(107,115)	(1,672,433)	673,704
Reinvested capital gains	1,457,344	914,974	5,269,749	3,126,470	16,483	-	1,357,611	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,109,746)	2,090,156	(4,558,270)	7,003,988	(39,097)	(5,506)	49,493	1,254,148

Equity transactions:
Purchase payments received from contract owners (note 3)	504,927	489,516	5,212,348	10,291,966	9,740	2,825	236,352	207,967
Transfers between funds	(1,485,513)	(2,548,851)	(7,178,957)	(10,783,834)	(48,371)	(52,843)	(159,091)	18,453
Redemptions (note 3)	(3,291,939)	(3,726,030)	(7,848,136)	(7,707,865)	(112,419)	(116,664)	(1,660,171)	(1,733,006)
Annuity benefits	(5,101)	(8,557)	-	-	(150)	(152)	(666)	(911)
Contract maintenance charges (note 2)	(10,316)	(11,833)	(693,250)	(721,189)	(157)	(194)	(7,035)	(7,750)
Contingent deferred sales charges (note 2)	(2,802)	(3,130)	(41,406)	(70,219)	(22)	(106)	(2,390)	(889)
Adjustments to maintain reserves	(18,940)	2,585	(726)	(729)	(63)	(75)	(2,332)	328

Net equity transactions	(4,309,684)	(5,806,300)	(10,550,127)	(8,991,870)	(151,442)	(167,209)	(1,595,333)	(1,515,808)

Net change in contract owners’ equity	(5,419,430)	(3,716,144)	(15,108,397)	(1,987,882)	(190,539)	(172,715)	(1,545,840)	(261,660)
Contract owners’ equity beginning of period	32,226,488	35,942,632	119,292,371	121,280,253	1,157,000	1,329,715	15,230,752	15,492,412

Contract owners’ equity end of period	$26,807,058	$32,226,488	$104,183,974	$119,292,371	$966,461	$1,157,000	$13,684,912	$15,230,752

CHANGES IN UNITS:
Beginning units	1,396,574	1,661,858	5,545,660	5,967,733	58,484	66,935	686,816	758,596
Units purchased	39,616	83,876	635,637	991,703	3,791	6,113	15,982	35,845
Units redeemed	(228,214)	(349,160)	(1,132,392)	(1,413,776)	(11,636)	(14,564)	(87,259)	(107,625)

Ending units	1,207,976	1,396,574	5,048,905	5,545,660	50,639	58,484	615,539	686,816

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FCA2S		FQB		FQBS		FC2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$784	$4,067	$209,132	$212,935	$548,048	$617,080	$-	$-
Realized gain (loss) on investments	(10,924)	(5,565)	5,687	134,018	760,295	359,465	27	-
Change in unrealized gain (loss) on investments	(57,447)	(262,613)	(328,065)	(126,430)	(1,739,104)	(356,885)	-	-
Reinvested capital gains	1,257	236,475	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(66,330)	(27,636)	(113,246)	220,523	(430,761)	619,660	27	-

Equity transactions:
Purchase payments received from contract owners (note 3)	4,284	5,117	99,295	125,241	233,016	490,284	113	-
Transfers between funds	3,566	(11,043)	(211,166)	217,217	(761,097)	(283,335)	(113)	-
Redemptions (note 3)	(118,944)	(302,651)	(1,073,769)	(1,375,455)	(3,902,676)	(4,602,828)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(93)	(117)	(2,501)	(2,875)	(11,815)	(12,458)	-	-
Contingent deferred sales charges (note 2)	-	3	(343)	(844)	(1,886)	(2,868)	-	-
Adjustments to maintain reserves	(85)	(52)	(106)	(107)	(273)	(298)	(27)	-

Net equity transactions	(111,272)	(308,743)	(1,188,590)	(1,036,823)	(4,444,731)	(4,411,503)	(27)	-

Net change in contract owners’ equity	(177,602)	(336,379)	(1,301,836)	(816,300)	(4,875,492)	(3,791,843)	-	-
Contract owners’ equity beginning of period	957,834	1,294,213	8,560,284	9,376,584	27,031,892	30,823,735	-	-

Contract owners’ equity end of period	$780,232	$957,834	$7,258,448	$8,560,284	$22,156,400	$27,031,892	$-	$-

CHANGES IN UNITS:
Beginning units	58,869	77,503	547,230	613,836	1,947,824	2,269,504	-	-
Units purchased	1,479	3,245	38,348	46,597	143,965	238,334	-	-
Units redeemed	(8,241)	(21,879)	(114,032)	(113,203)	(466,622)	(560,014)	-	-

Ending units	52,107	58,869	471,546	547,230	1,625,167	1,947,824	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FEIP		FVSS2		FHIP		FAMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,651,155	$5,041,477	$(44,932)	$(59,002)	$2,580,342	$1,794,177	$238,409	$153,155
Realized gain (loss) on investments	(3,947,043)	119,422	966,796	878,937	(866,316)	(425,549)	1,919,565	3,594,690
Change in unrealized gain (loss) on investments	(49,696,663)	15,130,490	(1,225,221)	(408,453)	(4,702,587)	(1,330,242)	(11,940,405)	(4,036,539)
Reinvested capital gains	31,090,684	4,867,846	5,949	-	-	-	8,661,223	6,322,744

Net increase (decrease) in contract owners’ equity resulting from operations	(16,901,867)	25,159,235	(297,408)	411,482	(2,988,561)	38,386	(1,121,208)	6,034,050

Equity transactions:
Purchase payments received from contract owners (note 3)	3,726,292	3,320,647	36,225	25,305	375,186	2,253	805,276	1,185,192
Transfers between funds	(6,356,694)	(5,786,436)	(195,050)	(171,943)	14,019,917	(640,450)	(1,847,603)	(2,209,099)
Redemptions (note 3)	(32,932,280)	(38,100,655)	(853,133)	(1,399,950)	(5,834,559)	(4,669,247)	(12,615,100)	(14,982,576)
Annuity benefits	(65,350)	(73,254)	(4,003)	(3,955)	(6,989)	(10,568)	(12,464)	(19,371)
Contract maintenance charges (note 2)	(130,787)	(145,164)	(802)	(999)	(19,497)	(19,756)	(60,775)	(67,573)
Contingent deferred sales charges (note 2)	(16,864)	(7,687)	(107)	(1,784)	(4,214)	(318)	(1,470)	(1,960)
Adjustments to maintain reserves	92	7,123	(131)	(212)	1,180	(383)	(22,689)	7,117

Net equity transactions	(35,775,591)	(40,785,426)	(1,017,001)	(1,553,538)	8,531,024	(5,338,469)	(13,754,825)	(16,088,270)

Net change in contract owners’ equity	(52,677,458)	(15,626,191)	(1,314,409)	(1,142,056)	5,542,463	(5,300,083)	(14,876,033)	(10,054,220)
Contract owners’ equity beginning of period	348,887,913	364,514,104	7,783,394	8,925,450	40,284,365	45,584,448	128,054,780	138,109,000

Contract owners’ equity end of period	$296,210,455	$348,887,913	$6,468,985	$7,783,394	$45,826,828	$40,284,365	$113,178,747	$128,054,780

CHANGES IN UNITS:
Beginning units	5,488,782	6,152,207	247,059	297,744	1,237,260	1,392,887	2,990,233	3,367,004
Units purchased	76,295	84,052	12,584	13,980	554,531	-	32,237	33,950
Units redeemed	(654,437)	(747,477)	(44,753)	(64,665)	(330,446)	(155,627)	(343,572)	(410,721)

Ending units	4,910,640	5,488,782	214,890	247,059	1,461,345	1,237,260	2,678,898	2,990,233

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FNRS2		FEI2		FF10S		FF10S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(489,770)	$(776,242)	$4,169,062	$3,118,295	$23,589	$11,486	$311,885	$(144,870)
Realized gain (loss) on investments	1,835,028	8,438,460	(6,037,745)	(1,698,048)	176,483	317,477	880,545	321,914
Change in unrealized gain (loss) on investments	(23,194,101)	(22,625,772)	(39,418,884)	11,917,661	(310,677)	(248,586)	(6,500,594)	1,894,639
Reinvested capital gains	2,446,612	1,015,944	25,218,440	3,739,666	16,073	92,025	634,854	3,044,174

Net increase (decrease) in contract owners’ equity resulting from operations	(19,402,231)	(13,947,610)	(16,069,127)	17,077,574	(94,532)	172,402	(4,673,310)	5,115,857

Equity transactions:
Purchase payments received from contract owners (note 3)	14,834,023	17,863,804	33,132,435	41,038,162	128,825	138,515	29,776,544	29,105,033
Transfers between funds	(674,585)	(1,082,301)	(1,155,442)	(9,951,603)	436,229	625,502	3,752,523	(1,538,237)
Redemptions (note 3)	(7,416,302)	(9,816,182)	(20,818,988)	(20,643,949)	(788,351)	(994,518)	(11,469,257)	(12,800,750)
Annuity benefits	(6,317)	(7,109)	(2,039)	(1,116)	(9,973)	(10,118)	(7,682)	-
Contract maintenance charges (note 2)	(8,655)	(10,613)	(1,124,334)	(1,034,466)	(1,777)	(1,889)	(2,130,772)	(1,774,222)
Contingent deferred sales charges (note 2)	(33,317)	(44,567)	(81,091)	(106,708)	(811)	(995)	(119,975)	(124,998)
Adjustments to maintain reserves	(1,113)	(864)	6,330	(8,856)	3,723	3,165	(6,435)	(1,364)

Net equity transactions	6,693,734	6,902,168	9,956,871	9,291,464	(232,135)	(240,338)	19,794,946	12,865,462

Net change in contract owners’ equity	(12,708,497)	(7,045,442)	(6,112,256)	26,369,038	(326,667)	(67,936)	15,121,636	17,981,319
Contract owners’ equity beginning of period	80,781,706	87,827,148	271,863,946	245,494,908	5,848,436	5,916,372	203,616,057	185,634,738

Contract owners’ equity end of period	$68,073,209	$80,781,706	$265,751,690	$271,863,946	$5,521,769	$5,848,436	$218,737,693	$203,616,057

CHANGES IN UNITS:
Beginning units	4,822,302	4,493,171	12,097,661	11,637,287	408,253	425,084	13,432,500	12,573,844
Units purchased	1,917,396	2,191,090	2,996,765	2,782,753	72,486	92,818	3,068,138	2,688,486
Units redeemed	(1,512,925)	(1,861,959)	(2,532,772)	(2,322,379)	(88,435)	(109,649)	(1,797,265)	(1,829,830)

Ending units	5,226,773	4,822,302	12,561,654	12,097,661	392,304	408,253	14,703,373	13,432,500

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF20S		FF20S2		FF30S		FF30S2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$35,126	$34,580	$442,989	$(256,341)	$29,819	$15,578	$(132,886)	$(58,494)
Realized gain (loss) on investments	728,536	506,685	13,875,562	1,496,170	627,467	734,852	3,767,229	1,936,077
Change in unrealized gain (loss) on investments	(955,615)	(357,966)	(25,352,137)	4,670,715	(851,335)	(580,778)	(6,016,610)	(1,476,834)
Reinvested capital gains	45,043	207,473	2,027,403	8,561,185	54,751	209,801	317,579	833,404

Net increase (decrease) in contract owners’ equity resulting from operations	(146,910)	390,772	(9,006,183)	14,471,729	(139,298)	379,453	(2,064,688)	1,234,153

Equity transactions:
Purchase payments received from contract owners (note 3)	388,444	478,941	14,245,325	16,672,779	431,225	549,473	13,704,311	10,709,970
Transfers between funds	152,245	1,150,481	(3,967,334)	2,019,276	384,823	601,252	3,518,755	2,596,492
Redemptions (note 3)	(2,445,593)	(1,245,065)	(25,418,208)	(24,064,713)	(1,482,821)	(1,571,608)	(3,236,351)	(5,144,490)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,151)	(3,985)	(4,670,494)	(4,468,838)	(4,599)	(4,544)	(5,966)	(5,388)
Contingent deferred sales charges (note 2)	(2,668)	(1,342)	(223,520)	(231,945)	(4,180)	(8,223)	(39,588)	(11,646)
Adjustments to maintain reserves	(66)	(377)	(611)	(694)	(67)	197	(394)	(1,074)

Net equity transactions	(1,911,789)	378,653	(20,034,842)	(10,074,135)	(675,619)	(433,453)	13,940,767	8,143,864

Net change in contract owners’ equity	(2,058,699)	769,425	(29,041,025)	4,397,594	(814,917)	(54,000)	11,876,079	9,378,017
Contract owners’ equity beginning of period	12,027,623	11,258,198	482,318,111	477,920,517	10,723,551	10,777,551	48,507,447	39,129,430

Contract owners’ equity end of period	$9,968,924	$12,027,623	$453,277,086	$482,318,111	$9,908,634	$10,723,551	$60,383,526	$48,507,447

CHANGES IN UNITS:
Beginning units	854,239	826,009	30,591,200	31,237,389	751,039	781,125	2,999,411	2,483,236
Units purchased	87,930	166,468	2,442,325	2,368,628	100,684	103,971	1,809,128	1,119,058
Units redeemed	(222,002)	(138,238)	(3,740,711)	(3,014,817)	(146,246)	(134,057)	(986,785)	(602,883)

Ending units	720,167	854,239	29,292,814	30,591,200	705,477	751,039	3,821,754	2,999,411

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGP		FG2		FIGBS		FIGBP2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,996,168)	$(4,403,524)	$(4,048,666)	$(2,894,608)	$187,567	$134,158	$2,736,793	$1,316,169
Realized gain (loss) on investments	21,114,481	20,903,511	6,430,543	8,688,489	(59,460)	(27,089)	1,307,909	4,395,413
Change in unrealized gain (loss) on investments	(7,633,022)	19,604,486	2,598,101	9,834,728	(466,804)	639,269	(12,319,154)	8,904,846
Reinvested capital gains	11,640,815	-	7,318,156	-	13,716	7,207	285,492	153,426

Net increase (decrease) in contract owners’ equity resulting from operations	21,126,106	36,104,473	12,298,134	15,628,609	(324,981)	753,545	(7,988,960)	14,769,854

Equity transactions:
Purchase payments received from contract owners (note 3)	4,284,007	4,898,089	48,107,476	48,541,797	411,480	387,557	22,512,708	18,952,419
Transfers between funds	(2,942,011)	(1,094,404)	22,244,606	20,849,065	469,652	709,185	(7,582,529)	1,740,367
Redemptions (note 3)	(39,569,070)	(42,987,183)	(15,985,134)	(12,908,871)	(2,411,642)	(2,678,263)	(40,938,563)	(47,690,559)
Annuity benefits	(94,421)	(91,593)	(1,982)	(1,904)	(9,685)	(4,533)	(17,523)	(17,794)
Contract maintenance charges (note 2)	(180,989)	(194,058)	(912,750)	(688,957)	(4,710)	(4,550)	(2,274,390)	(2,189,905)
Contingent deferred sales charges (note 2)	(15,392)	(13,098)	(87,531)	(110,151)	(4,257)	(2,679)	(104,218)	(145,199)
Adjustments to maintain reserves	11,701	14,843	(940)	(2,252)	(180)	(17)	(1,043)	(273)

Net equity transactions	(38,506,175)	(39,467,404)	53,363,745	55,678,727	(1,549,342)	(1,593,300)	(28,405,558)	(29,350,944)

Net change in contract owners’ equity	(17,380,069)	(3,362,931)	65,661,879	71,307,336	(1,874,323)	(839,755)	(36,394,518)	(14,581,090)
Contract owners’ equity beginning of period	378,007,980	381,370,911	224,069,920	152,762,584	17,393,838	18,233,593	357,710,457	372,291,547

Contract owners’ equity end of period	$360,627,911	$378,007,980	$289,731,799	$224,069,920	$15,519,515	$17,393,838	$321,315,939	$357,710,457

CHANGES IN UNITS:
Beginning units	4,557,714	5,049,679	9,433,261	7,005,335	1,212,588	1,326,705	25,450,183	27,684,133
Units purchased	82,693	152,625	4,486,449	4,599,359	165,205	315,648	4,899,981	5,726,570
Units redeemed	(529,701)	(644,590)	(2,292,952)	(2,171,433)	(277,921)	(429,765)	(6,997,861)	(7,960,520)

Ending units	4,110,706	4,557,714	11,626,758	9,433,261	1,099,872	1,212,588	23,352,303	25,450,183

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FMCS		FMC2		FOP		FO2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(211,307)	$(299,041)	$(3,628,860)	$(4,339,087)	$84,202	$(27,690)	$99,714	$(7,398)
Realized gain (loss) on investments	458,641	1,531,739	6,522,433	4,516,306	1,142,012	2,553,746	48,313	(66,393)
Change in unrealized gain (loss) on investments	(3,523,896)	(677,421)	(44,817,934)	5,425,457	(1,638,546)	(7,554,606)	(5,978,602)	(126,687)
Reinvested capital gains	2,762,087	598,799	33,995,342	6,780,433	65,677	13,667	91,566	550

Net increase (decrease) in contract owners’ equity resulting from operations	(514,475)	1,154,076	(7,929,019)	12,383,109	(346,655)	(5,014,883)	(5,739,009)	(199,928)

Equity transactions:
Purchase payments received from contract owners (note 3)	470,462	571,939	21,611,565	26,861,232	450,981	15,337	6,935,733	-
Transfers between funds	(1,170,720)	(1,859,924)	(11,600,430)	(16,661,526)	24,148,680	(899,561)	89,883,316	(139,567)
Redemptions (note 3)	(2,510,708)	(2,875,161)	(25,331,591)	(27,220,933)	(6,783,835)	(5,602,863)	(4,714,696)	(328,744)
Annuity benefits	(2,267)	(2,220)	(22,466)	(21,989)	(5,183)	(6,585)	(646)	-
Contract maintenance charges (note 2)	(6,668)	(7,467)	(1,297,677)	(1,266,772)	(27,539)	(26,649)	(333,645)	(204)
Contingent deferred sales charges (note 2)	(5,827)	(3,747)	(79,161)	(130,345)	(1,274)	(193)	(15,028)	2
Adjustments to maintain reserves	(535)	(1,276)	(1,094)	1,290	1,755	1,347	6,117	(70)

Net equity transactions	(3,226,263)	(4,177,856)	(16,720,854)	(18,439,043)	17,783,585	(6,519,167)	91,761,151	(468,583)

Net change in contract owners’ equity	(3,740,738)	(3,023,780)	(24,649,873)	(6,055,934)	17,436,930	(11,534,050)	86,022,142	(668,511)
Contract owners’ equity beginning of period	23,911,685	26,935,465	287,174,503	293,230,437	45,738,876	57,272,926	1,645,886	2,314,397

Contract owners’ equity end of period	$20,170,947	$23,911,685	$262,524,630	$287,174,503	$63,175,806	$45,738,876	$87,668,028	$1,645,886

CHANGES IN UNITS:
Beginning units	1,445,012	1,706,222	7,982,432	8,495,980	1,559,134	1,772,900	73,649	93,749
Units purchased	79,012	135,013	1,221,497	1,388,574	805,932	-	4,573,906	-
Units redeemed	(270,328)	(396,223)	(1,658,726)	(1,902,122)	(262,679)	(213,766)	(576,622)	(20,100)

Ending units	1,253,696	1,445,012	7,545,203	7,982,432	2,102,387	1,559,134	4,070,933	73,649

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVSS		FTVIS2		FTVRD2		FTVSV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(18,809)	$(31,465)	$8,032,243	$8,003,223	$(28,031)	$(98,146)	$(958,931)	$(1,243,645)
Realized gain (loss) on investments	431,931	887,739	(3,996,331)	(738,782)	2,971,639	3,696,692	13,281,310	17,660,227
Change in unrealized gain (loss) on investments	(623,085)	(561,414)	(26,859,534)	(2,616,701)	(10,169,658)	(1,107,981)	(37,857,141)	(27,654,527)
Reinvested capital gains	4,356	-	-	-	4,906,189	1,026,205	16,004,149	10,023,416

Net increase (decrease) in contract owners’ equity resulting from operations	(205,607)	294,860	(22,823,622)	4,647,740	(2,319,861)	3,516,770	(9,530,613)	(1,214,529)

Equity transactions:
Purchase payments received from contract owners (note 3)	69,328	100,289	41,063,747	70,453,663	206,051	541,683	1,107,123	1,234,681
Transfers between funds	(203,626)	(606,515)	(23,975,908)	13,708,683	(1,745,172)	(1,838,263)	(5,923,680)	(4,256,225)
Redemptions (note 3)	(592,479)	(1,232,388)	(26,451,751)	(24,144,199)	(7,605,699)	(7,409,919)	(15,094,445)	(19,286,400)
Annuity benefits	-	-	(2,117)	(1,767)	(5,973)	(5,961)	(4,626)	(4,963)
Contract maintenance charges (note 2)	(1,907)	(2,190)	(16,340)	(16,330)	(3,399)	(4,115)	(476,944)	(513,092)
Contingent deferred sales charges (note 2)	(466)	(1,456)	(73,343)	(102,723)	(2,535)	(2,680)	(37,846)	(53,724)
Adjustments to maintain reserves	(51)	406	(839)	(825)	(325)	(551)	(721)	(1,276)

Net equity transactions	(729,201)	(1,741,854)	(9,456,551)	59,896,502	(9,157,052)	(8,719,806)	(20,431,139)	(22,880,999)

Net change in contract owners’ equity	(934,808)	(1,446,994)	(32,280,173)	64,544,242	(11,476,913)	(5,203,036)	(29,961,752)	(24,095,528)
Contract owners’ equity beginning of period	5,708,953	7,155,947	267,069,447	202,525,205	51,161,547	56,364,583	126,716,011	150,811,539

Contract owners’ equity end of period	$4,774,145	$5,708,953	$234,789,274	$267,069,447	$39,684,634	$51,161,547	$96,754,259	$126,716,011

CHANGES IN UNITS:
Beginning units	253,492	334,669	17,836,972	13,882,728	2,031,340	2,397,373	3,991,805	4,717,626
Units purchased	9,529	16,390	4,066,418	7,351,718	88,000	99,971	390,832	597,800
Units redeemed	(41,420)	(97,567)	(4,745,321)	(3,397,474)	(462,606)	(466,004)	(1,049,438)	(1,323,621)

Ending units	221,601	253,492	17,158,069	17,836,972	1,656,734	2,031,340	3,333,199	3,991,805

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$17,031	$8,170	$72,324	$92,274	$901,725	$567,788	$8,548,836	$5,103,951
Realized gain (loss) on investments	(11,655)	(436)	(560,252)	20,521	(2,424,260)	44,986	(1,723,042)	(46,237)
Change in unrealized gain (loss) on investments	(81,647)	(20,471)	(3,736,734)	(1,079,351)	(3,848,587)	(9,446,782)	(15,546,163)	(5,484,541)
Reinvested capital gains	40,517	31,568	1,602,700	-	1,741,755	-	692,286	-

Net increase (decrease) in contract owners’ equity resulting from operations	(35,754)	18,831	(2,621,962)	(966,556)	(3,629,367)	(8,834,008)	(8,028,083)	(426,827)

Equity transactions:
Purchase payments received from contract owners (note 3)	202,765	233,514	135,641	150,648	300,654	436,911	16,796,287	17,485,329
Transfers between funds	(45,063)	(2,628)	(70,738)	16,824,104	1,773,589	66,528,542	(7,541,777)	128,017,596
Redemptions (note 3)	(21,486)	(9,234)	(1,894,330)	(1,865,741)	(9,018,705)	(7,387,831)	(11,900,048)	(8,471,176)
Annuity benefits	-	-	-	-	(2,359)	(1,618)	(15,465)	(10,969)
Contract maintenance charges (note 2)	(1,317)	(588)	(1,470)	(1,205)	(176,076)	(109,859)	(8,862)	(6,039)
Contingent deferred sales charges (note 2)	-	-	(1,012)	(2,749)	(12,680)	(12,175)	(24,304)	(21,076)
Adjustments to maintain reserves	(3)	(11)	(219)	(215)	(455)	3,762	(752)	9,700

Net equity transactions	134,896	221,053	(1,832,128)	15,104,842	(7,136,032)	59,457,732	(2,694,921)	137,003,365

Net change in contract owners’ equity	99,142	239,884	(4,454,090)	14,138,286	(10,765,399)	50,623,724	(10,723,004)	136,576,538
Contract owners’ equity beginning of period	543,337	303,453	14,138,286	-	54,197,452	3,573,728	136,964,664	388,126

Contract owners’ equity end of period	$642,479	$543,337	$9,684,196	$14,138,286	$43,432,053	$54,197,452	$126,241,660	$136,964,664

CHANGES IN UNITS:
Beginning units	44,952	26,408	1,514,448	-	2,504,890	142,773	14,019,187	39,602
Units purchased	26,550	19,990	129,336	1,894,801	433,757	2,951,570	2,691,249	15,571,855
Units redeemed	(16,124)	(1,446)	(334,581)	(380,353)	(765,583)	(589,453)	(2,986,044)	(1,592,270)

Ending units	55,378	44,952	1,309,203	1,514,448	2,173,064	2,504,890	13,724,392	14,019,187

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVFA2		FTVSI2		FTVHI2		GVSSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,219,115	$786,529	$30,746	$8,893	$5,523	$6,861	$(360)	$37
Realized gain (loss) on investments	(732,121)	263,612	(12,973)	(3)	(9,374)	1,767	(266)	(14)
Change in unrealized gain (loss) on investments	(8,317,144)	(861,280)	(49,942)	(15,235)	(5,719)	(10,971)	(18,627)	(1,751)
Reinvested capital gains	153,150	62,958	8,696	3,193	-	-	15,372	2,729

Net increase (decrease) in contract owners’ equity resulting from operations	(7,677,000)	251,819	(23,473)	(3,152)	(9,570)	(2,343)	(3,881)	1,001

Equity transactions:
Purchase payments received from contract owners (note 3)	20,195,320	33,849,819	173,855	229,336	37,176	80,664	92,333	6,462
Transfers between funds	(8,013,588)	(1,297,350)	71,013	38,869	(439,126)	412,509	10,834	3,119
Redemptions (note 3)	(5,443,324)	(4,231,736)	(66,286)	(747)	(20,088)	(3,332)	(105)	-
Annuity benefits	(312)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,835)	(2,870)	-	-	-	-	(91)	(70)
Contingent deferred sales charges (note 2)	(23,820)	(15,383)	-	-	-	-	-	-
Adjustments to maintain reserves	(409)	(524)	(9)	(4)	(1)	(1)	(10)	12

Net equity transactions	6,710,032	28,301,956	178,573	267,454	(422,039)	489,840	102,961	9,523

Net change in contract owners’ equity	(966,968)	28,553,775	155,100	264,302	(431,609)	487,497	99,080	10,524
Contract owners’ equity beginning of period	90,348,947	61,795,172	277,202	12,900	587,183	99,686	20,519	9,995

Contract owners’ equity end of period	$89,381,979	$90,348,947	$432,302	$277,202	$155,574	$587,183	$119,599	$20,519

CHANGES IN UNITS:
Beginning units	7,315,810	5,051,846	27,378	1,291	57,693	9,757	1,553	804
Units purchased	1,945,190	3,356,088	24,194	26,266	50,660	86,857	8,059	791
Units redeemed	(1,430,715)	(1,092,124)	(6,958)	(179)	(91,418)	(38,921)	(284)	(42)

Ending units	7,830,285	7,315,810	44,614	27,378	16,935	57,693	9,328	1,553

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTB		AMINS		AMCG		AMMCGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(164,385)	$37,405	$(751)	$(113)	$(31)	$-	$(7,125)	$-
Realized gain (loss) on investments	(1,681,126)	(2,156,361)	43	(10)	(4)	-	(3,686)	-
Change in unrealized gain (loss) on investments	411,858	893,115	(944)	2	(570)	-	(137,632)	-
Reinvested capital gains	-	-	269	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,433,653)	(1,225,841)	(1,383)	(121)	(605)	-	(148,443)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,514,581	942,993	3,229	(6,503)	-	-	1,728	-
Transfers between funds	(2,591,094)	(8,536,398)	64,788	50,833	-	-	3,345,447	-
Redemptions (note 3)	(17,048,876)	(21,555,981)	(13,255)	(1,088)	-	-	(53,118)	-
Annuity benefits	(7,419)	(9,815)	-	-	(269)	-	-	-
Contract maintenance charges (note 2)	(557,431)	(598,661)	(476)	44	-	-	(145)	-
Contingent deferred sales charges (note 2)	(15,405)	(52,220)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,549)	(3,410)	4	(5)	14,508	-	(92)	-

Net equity transactions	(18,707,193)	(29,813,492)	54,290	43,281	14,239	-	3,293,820	-

Net change in contract owners’ equity	(20,140,846)	(31,039,333)	52,907	43,160	13,634	-	3,145,377	-
Contract owners’ equity beginning of period	119,886,705	150,926,038	43,160	-	-	-	-	-

Contract owners’ equity end of period	$99,745,859	$119,886,705	$96,067	$43,160	$13,634	$-	$3,145,377	$-

CHANGES IN UNITS:
Beginning units	10,327,433	13,156,674	3,270	-	-	-	-	-
Units purchased	2,012,472	1,682,668	4,917	3,239	-	-	114,616	-
Units redeemed	(3,702,707)	(4,511,909)	(824)	31	-	-	(6,198)	-

Ending units	8,637,198	10,327,433	7,363	3,270	-	-	108,418	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTP		AMSRS		OVIGS		OVMS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(85)	$(94)	$(200,582)	$(282,873)	$(155,704)	$(42,282)	$300,591	$250,313
Realized gain (loss) on investments	375	387	3,372,110	2,382,359	(145,110)	(8,920)	(317,385)	(652,213)
Change in unrealized gain (loss) on investments	(3,067)	818	(5,503,656)	55,126	(1,400,694)	(546,890)	(116,217)	2,703,540
Reinvested capital gains	1,002	-	1,984,448	-	1,333,620	28,680	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,775)	1,111	(347,680)	2,154,612	(367,888)	(569,412)	(133,011)	2,301,640

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	(8)	136,999	93,439	10,697,381	6,962,021	298,668	500,074
Transfers between funds	(3)	2	(457,591)	(1,062,078)	7,715,994	3,757,414	(426,673)	(369,591)
Redemptions (note 3)	-	11	(3,667,655)	(4,762,067)	(916,257)	(160,458)	(2,653,154)	(4,441,931)
Annuity benefits	(826)	(848)	(21,307)	(20,609)	-	-	(10,561)	(11,545)
Contract maintenance charges (note 2)	6	(5)	(4,811)	(7,695)	(73,491)	(6,278)	(15,123)	(16,792)
Contingent deferred sales charges (note 2)	-	-	(1,444)	(11,576)	(3,398)	(842)	(297)	(399)
Adjustments to maintain reserves	51	64	(157)	(479)	(322)	(104)	113	259

Net equity transactions	(774)	(784)	(4,015,966)	(5,771,065)	17,419,907	10,551,753	(2,807,027)	(4,339,925)

Net change in contract owners’ equity	(2,549)	327	(4,363,646)	(3,616,453)	17,052,019	9,982,341	(2,940,038)	(2,038,285)
Contract owners’ equity beginning of period	14,232	13,905	25,840,568	29,457,021	9,982,341	-	34,114,663	36,152,948

Contract owners’ equity end of period	$11,683	$14,232	$21,476,922	$25,840,568	$27,034,360	$9,982,341	$31,174,625	$34,114,663

CHANGES IN UNITS:
Beginning units	-	-	1,041,973	1,294,218	1,107,744	-	1,097,053	1,239,133
Units purchased	-	-	91,225	84,357	2,181,378	1,171,028	20,148	21,084
Units redeemed	-	-	(253,431)	(336,602)	(330,365)	(63,284)	(109,699)	(163,164)

Ending units	-	-	879,767	1,041,973	2,958,757	1,107,744	1,007,502	1,097,053

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVCAFS		OVB		OVGS		OVGSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$-	$690,573	$1,071,290	$(51,004)	$(130,023)	$(520,018)	$(189,477)
Realized gain (loss) on investments	51	-	(1,915,639)	(1,542,568)	3,677,194	9,121,368	484,619	1,363,370
Change in unrealized gain (loss) on investments	-	-	1,154,055	2,037,038	(9,309,711)	(14,693,530)	(5,502,881)	(4,819,236)
Reinvested capital gains	-	-	-	-	10,174,784	7,482,645	7,276,058	4,465,888

Net increase (decrease) in contract owners’ equity resulting from operations	51	-	(71,011)	1,565,760	4,491,263	1,780,460	1,737,778	820,545

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	290,616	445,545	1,531,548	1,387,983	15,191,820	11,983,939
Transfers between funds	-	-	(395,865)	245,031	(807,596)	51,744,732	1,829,534	87,111,956
Redemptions (note 3)	-	-	(2,854,259)	(3,655,465)	(16,513,222)	(15,059,185)	(10,235,829)	(6,138,128)
Annuity benefits	-	-	(6,870)	(6,914)	(30,336)	(29,254)	(20,648)	(12,032)
Contract maintenance charges (note 2)	-	-	(10,404)	(11,832)	(50,824)	(48,684)	(6,216)	(4,416)
Contingent deferred sales charges (note 2)	-	-	(282)	(1,296)	(6,344)	(3,448)	(8,746)	(19,741)
Adjustments to maintain reserves	(51)	-	3,611	3,599	13,222	(35,356)	(11,168)	10,730

Net equity transactions	(51)	-	(2,973,453)	(2,981,332)	(15,863,552)	37,956,788	6,738,747	92,932,308

Net change in contract owners’ equity	-	-	(3,044,464)	(1,415,572)	(11,372,289)	39,737,248	8,476,525	93,752,853
Contract owners’ equity beginning of period	-	-	26,433,151	27,848,723	155,654,115	115,916,867	101,060,201	7,307,348

Contract owners’ equity end of period	$-	$-	$23,388,687	$26,433,151	$144,281,826	$155,654,115	$109,536,726	$101,060,201

CHANGES IN UNITS:
Beginning units	-	-	1,314,492	1,470,230	2,845,391	2,148,688	3,464,478	244,473
Units purchased	-	-	126,806	81,580	78,121	1,051,792	923,339	3,666,135
Units redeemed	-	-	(269,276)	(237,318)	(372,549)	(355,089)	(691,575)	(446,130)

Ending units	-	-	1,172,022	1,314,492	2,550,963	2,845,391	3,696,242	3,464,478

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVIG		OVGI		OVGIS		OVSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$7,017	$4,524	$(49,151)	$(63,177)	$(1,839,758)	$(2,244,992)	$(31,558)	$(31,543)
Realized gain (loss) on investments	(40,396)	1,046	1,125,457	293,555	19,660,940	15,958,612	162,137	1,082,513
Change in unrealized gain (loss) on investments	(12,510)	(76,504)	(2,718,565)	692,655	(45,806,517)	(43,059)	(1,807,300)	(1,450,421)
Reinvested capital gains	69,557	14,398	1,935,780	254,435	31,120,729	4,553,688	1,148,716	1,171,536

Net increase (decrease) in contract owners’ equity resulting from operations	23,668	(56,536)	293,521	1,177,468	3,135,394	18,224,249	(528,005)	772,085

Equity transactions:
Purchase payments received from contract owners (note 3)	215,270	373,177	442,594	544,358	9,461,948	12,954,557	200,425	337,540
Transfers between funds	(348,686)	11,464	(1,011,278)	953,399	(1,540,982)	(15,747,416)	(25,536)	324,042
Redemptions (note 3)	(103,162)	(12,832)	(1,771,374)	(1,454,675)	(28,190,021)	(34,086,063)	(1,163,662)	(1,043,831)
Annuity benefits	-	-	(3,125)	(3,725)	(5,177)	(5,095)	(692)	(669)
Contract maintenance charges (note 2)	(918)	(265)	(6,911)	(6,897)	(1,038,665)	(1,036,731)	(2,005)	(1,961)
Contingent deferred sales charges (note 2)	-	-	(4,960)	(1,713)	(82,848)	(98,297)	(2,793)	(2,019)
Adjustments to maintain reserves	(8)	(12)	(93)	(10,330)	(973)	(1,290)	(37)	(86)

Net equity transactions	(237,504)	371,532	(2,355,147)	20,417	(21,396,718)	(38,020,335)	(994,300)	(386,984)

Net change in contract owners’ equity	(213,836)	314,996	(2,061,626)	1,197,885	(18,261,324)	(19,796,086)	(1,522,305)	385,101
Contract owners’ equity beginning of period	811,521	496,525	13,852,810	12,654,925	214,371,170	234,167,256	8,268,321	7,883,220

Contract owners’ equity end of period	$597,685	$811,521	$11,791,184	$13,852,810	$196,109,846	$214,371,170	$6,746,016	$8,268,321

CHANGES IN UNITS:
Beginning units	76,193	43,039	925,786	921,054	9,304,134	11,093,728	484,310	510,359
Units purchased	24,717	34,953	87,750	137,715	1,661,080	1,896,143	104,262	240,583
Units redeemed	(46,497)	(1,799)	(238,989)	(132,983)	(2,580,558)	(3,685,737)	(162,985)	(266,632)

Ending units	54,413	76,193	774,547	925,786	8,384,656	9,304,134	425,587	484,310

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVSCS		OVAG		OVSB		OVSBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(898,129)	$(749,312)	$(139,530)	$(131,790)	$108,918	$43,588	$371,265	$235,799
Realized gain (loss) on investments	5,284,357	9,451,915	634,539	1,226,176	(104,762)	(14,474)	(104,041)	(64,183)
Change in unrealized gain (loss) on investments	(25,476,705)	(11,650,160)	(1,013,132)	(743,028)	(109,521)	(9,212)	(669,600)	(66,706)
Reinvested capital gains	13,881,347	11,048,196	959,115	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,209,130)	8,100,639	440,992	351,358	(105,365)	19,902	(402,376)	104,910

Equity transactions:
Purchase payments received from contract owners (note 3)	11,366,342	13,614,598	269,190	189,953	120,735	22,619	231,386	836,894
Transfers between funds	933,541	4,314,450	2,026,212	(1,015,881)	1,399,379	182,256	1,270,306	56,748
Redemptions (note 3)	(6,724,574)	(7,012,842)	(1,573,557)	(1,407,784)	(874,865)	(146,874)	(940,469)	(1,430,636)
Annuity benefits	(9,525)	(9,211)	(123)	(115)	-	-	(134)	(118)
Contract maintenance charges (note 2)	(357,780)	(286,029)	(5,332)	(5,717)	(312)	(265)	(724)	(707)
Contingent deferred sales charges (note 2)	(40,007)	(37,426)	(3,715)	(400)	(2,840)	-	(944)	(1,590)
Adjustments to maintain reserves	(676)	(791)	(858)	(92)	(58)	(49)	(220)	(255)

Net equity transactions	5,167,321	10,582,749	711,817	(2,240,036)	642,039	57,687	559,201	(539,664)

Net change in contract owners’ equity	(2,041,809)	18,683,388	1,152,809	(1,888,678)	536,674	77,589	156,825	(434,754)
Contract owners’ equity beginning of period	92,760,669	74,077,281	9,459,901	11,348,579	1,331,560	1,253,971	9,167,934	9,602,688

Contract owners’ equity end of period	$90,718,860	$92,760,669	$10,612,710	$9,459,901	$1,868,234	$1,331,560	$9,324,759	$9,167,934

CHANGES IN UNITS:
Beginning units	2,686,320	2,350,049	1,096,038	1,372,859	131,093	125,275	911,480	963,727
Units purchased	975,630	1,177,642	331,793	147,517	167,424	46,785	241,713	248,229
Units redeemed	(816,614)	(841,371)	(259,538)	(424,338)	(107,846)	(40,967)	(188,959)	(300,476)

Ending units	2,845,336	2,686,320	1,168,293	1,096,038	190,671	131,093	964,234	911,480

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVAAD		PMVFAD		PMVLAD		PMVTRD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$706,395	$1,754,677	$(32,894)	$123,986	$7,680,320	$(2,092,829)	$10,519,321	$1,623,953
Realized gain (loss) on investments	(1,090,486)	(243,935)	(708,690)	(689,073)	1,213,506	452,161	210,970	(185,097)
Change in unrealized gain (loss) on investments	(4,686,578)	(2,318,907)	(1,156,584)	577,148	(14,521,666)	(1,715,394)	(18,087,780)	5,790,508
Reinvested capital gains	-	-	55,761	65,496	-	-	3,336,855	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,070,669)	(808,165)	(1,842,407)	77,557	(5,627,840)	(3,356,062)	(4,020,634)	7,229,364

Equity transactions:
Purchase payments received from contract owners (note 3)	4,877,158	11,450,371	1,159,017	2,702,222	47,025,228	58,131,374	38,352,522	46,968,008
Transfers between funds	(4,908,429)	(4,490,894)	549,962	(8,604,318)	7,268,679	(335,022)	(1,298,611)	(8,333,930)
Redemptions (note 3)	(3,440,268)	(3,712,342)	(1,903,574)	(1,815,231)	(32,216,157)	(32,000,080)	(17,981,937)	(15,241,287)
Annuity benefits	(1,632)	-	-	-	(1,884)	(1,970)	(189)	-
Contract maintenance charges (note 2)	(1,585)	(1,669)	(931)	(1,651)	(3,282,990)	(2,830,857)	(1,901,104)	(1,710,823)
Contingent deferred sales charges (note 2)	(6,097)	(28,652)	(7,824)	(15,365)	(171,545)	(146,538)	(146,024)	(107,473)
Adjustments to maintain reserves	(320)	(424)	(1,855)	(341)	(20,399)	(11,543)	(41,332)	(20,309)

Net equity transactions	(3,481,173)	3,216,390	(205,205)	(7,734,684)	18,600,932	22,805,364	16,983,325	21,554,186

Net change in contract owners’ equity	(8,551,842)	2,408,225	(2,047,612)	(7,657,127)	12,973,092	19,449,302	12,962,691	28,783,550
Contract owners’ equity beginning of period	50,089,678	47,681,453	22,098,472	29,755,599	404,392,985	384,943,683	298,250,943	269,467,393

Contract owners’ equity end of period	$41,537,836	$50,089,678	$20,050,860	$22,098,472	$417,366,077	$404,392,985	$311,213,634	$298,250,943

CHANGES IN UNITS:
Beginning units	4,859,868	4,567,870	1,884,511	2,492,506	35,370,950	33,423,782	28,020,955	25,952,951
Units purchased	762,621	1,481,909	381,146	378,358	10,009,185	10,750,114	8,165,078	7,367,057
Units redeemed	(1,114,826)	(1,189,911)	(395,662)	(986,353)	(8,415,160)	(8,802,946)	(6,579,781)	(5,299,053)

Ending units	4,507,663	4,859,868	1,869,995	1,884,511	36,964,975	35,370,950	29,606,252	28,020,955

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVRSD		PMVEBD		PMVHYD		PVGIB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,048	$(47)	$159,478	$71,316	$4,913	$10,216	$7,724	$(4,207)
Realized gain (loss) on investments	(9,777)	50	(259,638)	(37,417)	(8,567)	2,309	117,392	234,451
Change in unrealized gain (loss) on investments	(15,353)	(23,381)	(69,158)	(434,150)	(3,864)	(1,009)	(325,487)	(2,759)
Reinvested capital gains	-	-	24,197	93,809	1,364	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(22,082)	(23,378)	(145,121)	(306,442)	(6,154)	11,516	(200,371)	227,485

Equity transactions:
Purchase payments received from contract owners (note 3)	13,965	83,335	1,965,116	2,318,658	46,998	483,128	16,377	738
Transfers between funds	9,836	1,178	(1,518,989)	3,005,542	(26,452)	(417,622)	(141,897)	(64,931)
Redemptions (note 3)	(18,121)	-	(458,755)	(225,833)	(1,200)	(4,437)	(192,198)	(492,688)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(175)	(52)	-	-	(321)	(400)
Contingent deferred sales charges (note 2)	-	-	(7,352)	(7,869)	-	-	(110)	(212)
Adjustments to maintain reserves	(3)	(3)	(1,317)	(729)	(86)	(35)	(106)	(128)

Net equity transactions	5,677	84,510	(21,472)	5,089,717	19,260	61,034	(318,255)	(557,621)

Net change in contract owners’ equity	(16,405)	61,132	(166,593)	4,783,275	13,106	72,550	(518,626)	(330,136)
Contract owners’ equity beginning of period	79,854	18,722	4,790,708	7,433	72,550	-	2,483,981	2,814,117

Contract owners’ equity end of period	$63,449	$79,854	$4,624,115	$4,790,708	$85,656	$72,550	$1,965,355	$2,483,981

CHANGES IN UNITS:
Beginning units	11,020	2,094	525,844	807	6,985	-	120,962	149,244
Units purchased	4,314	9,003	310,693	641,160	46,110	86,698	2,110	5,687
Units redeemed	(3,506)	(77)	(307,223)	(116,123)	(44,676)	(79,713)	(18,132)	(33,969)

Ending units	11,828	11,020	529,314	525,844	8,419	6,985	104,940	120,962

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PVTIGB		PVTVB		ACEG2		VYDS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(658)	$(1,739)	$(3,073)	$(13,854)	$(82,981)	$(97,183)	$(3,045)	$(1,869)
Realized gain (loss) on investments	(368)	(14,098)	279,336	167,838	714,644	817,744	54,505	10,447
Change in unrealized gain (loss) on investments	2,120	(8,853)	(645,950)	(29,688)	(505,095)	(371,157)	(117,441)	33,063
Reinvested capital gains	-	-	285,355	45,811	29,018	-	48,566	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,094	(24,690)	(84,332)	170,107	155,586	349,404	(17,415)	41,641

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	13,335	181	42,442	79,593	20	4,912
Transfers between funds	(20,941)	-	(660,027)	150,572	20,816	(550,404)	(73,395)	(6,318)
Redemptions (note 3)	(31,525)	(48,900)	(301,800)	(256,208)	(933,729)	(945,169)	(27,873)	(28,824)
Annuity benefits	-	-	-	-	(199)	(195)	-	-
Contract maintenance charges (note 2)	(24)	(28)	(241)	(298)	(1,488)	(1,642)	(72)	(93)
Contingent deferred sales charges (note 2)	(48)	-	(30)	(56)	(256)	(1,166)	-	-
Adjustments to maintain reserves	(4)	(79)	(114)	(62)	(251)	(242)	8	(21)

Net equity transactions	(52,542)	(49,007)	(948,877)	(105,871)	(872,665)	(1,419,225)	(101,312)	(30,344)

Net change in contract owners’ equity	(51,448)	(73,697)	(1,033,209)	64,236	(717,079)	(1,069,821)	(118,727)	11,297
Contract owners’ equity beginning of period	262,993	336,690	2,194,180	2,129,944	6,156,043	7,225,864	497,599	486,302

Contract owners’ equity end of period	$211,545	$262,993	$1,160,971	$2,194,180	$5,438,964	$6,156,043	$378,872	$497,599

CHANGES IN UNITS:
Beginning units	14,651	17,177	96,479	100,705	435,498	544,932	23,756	25,251
Units purchased	-	-	3,305	27,371	138,048	165,593	1	262
Units redeemed	(2,664)	(2,526)	(44,721)	(31,597)	(201,089)	(275,027)	(4,877)	(1,757)

Ending units	11,987	14,651	55,063	96,479	372,457	435,498	18,880	23,756

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ROCSC		RVARS		TRBCG2		TRHS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,039	$(424)	$(145,427)	$(140,188)	$-	$-	$(4,356,891)	$(2,609,825)
Realized gain (loss) on investments	(8,755)	1,001	285,134	55,220	5	-	23,408,737	13,148,772
Change in unrealized gain (loss) on investments	(101,092)	(25,979)	(135,026)	568,126	-	-	(18,326,044)	17,828,289
Reinvested capital gains	68,603	40,764	-	-	-	-	21,738,017	15,911,115

Net increase (decrease) in contract owners’ equity resulting from operations	(40,205)	15,362	4,681	483,158	5	-	22,463,819	44,278,351

Equity transactions:
Purchase payments received from contract owners (note 3)	5,000	277,355	4,180,702	5,977,812	2,665	-	54,103,497	40,898,936
Transfers between funds	24,692	(2,304)	(1,618,847)	5,029,872	(3,051)	-	14,145,514	11,515,638
Redemptions (note 3)	(54,510)	(5,912)	(1,236,323)	(549,979)	388	-	(25,068,663)	(13,142,149)
Annuity benefits	-	-	(881)	-	-	-	(973)	-
Contract maintenance charges (note 2)	(161)	(209)	(1,141)	(612)	(1)	-	(21,347)	(14,836)
Contingent deferred sales charges (note 2)	-	-	(23,627)	(3,397)	-	-	(90,672)	(53,759)
Adjustments to maintain reserves	(1)	(15)	(163)	(194)	(6)	-	(720)	(2,244)

Net equity transactions	(24,980)	268,915	1,299,720	10,453,502	(5)	-	43,066,636	39,201,586

Net change in contract owners’ equity	(65,185)	284,277	1,304,401	10,936,660	-	-	65,530,455	83,479,937
Contract owners’ equity beginning of period	352,960	68,683	14,238,125	3,301,465	-	-	223,976,343	140,496,406

Contract owners’ equity end of period	$287,775	$352,960	$15,542,526	$14,238,125	$-	$-	$289,506,798	$223,976,343

CHANGES IN UNITS:
Beginning units	27,191	5,442	1,396,728	333,972	-	-	7,927,446	6,412,668
Units purchased	3,647	22,707	737,272	1,386,820	-	-	5,073,149	4,551,786
Units redeemed	(5,599)	(958)	(611,825)	(324,064)	-	-	(3,739,992)	(3,037,008)

Ending units	25,239	27,191	1,522,175	1,396,728	-	-	9,260,603	7,927,446

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWHAS		VWBF		VWEM		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(454,359)	$(551,330)	$494,380	$440,865	$(167,960)	$(212,088)	$(394,546)	$(647,815)
Realized gain (loss) on investments	(5,767,765)	1,362,544	(381,735)	(478,344)	1,063,071	495,716	(2,558,732)	255,261
Change in unrealized gain (loss) on investments	(5,868,582)	(8,381,140)	(1,517,915)	(757,670)	(5,447,022)	(3,916,514)	(7,295,214)	(8,642,585)
Reinvested capital gains	-	-	-	953,451	1,233,628	3,221,490	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,090,706)	(7,569,926)	(1,405,270)	158,302	(3,318,283)	(411,396)	(10,248,492)	(9,035,139)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,614,167	8,132,373	48,722	87,743	304,119	182,158	-	1,654
Transfers between funds	796,674	1,354,420	(91,496)	(347,872)	(1,074,947)	(1,194,747)	(3,232,804)	(3,239,599)
Redemptions (note 3)	(2,680,616)	(2,827,930)	(930,019)	(1,105,514)	(2,358,057)	(2,683,916)	(3,748,156)	(5,142,569)
Annuity benefits	(699)	-	(3,749)	(3,631)	(2,931)	(8,757)	(1,487)	(5,587)
Contract maintenance charges (note 2)	(1,823)	(2,367)	(3,766)	(4,574)	(8,036)	(9,470)	(10,402)	(14,401)
Contingent deferred sales charges (note 2)	(34,393)	(17,512)	(15)	(25)	(2,261)	(1,367)	(3,373)	(22,093)
Adjustments to maintain reserves	(713)	(623)	516	1,009	13	171	(192)	243

Net equity transactions	2,692,597	6,638,361	(979,807)	(1,372,864)	(3,142,100)	(3,715,928)	(6,996,414)	(8,422,352)

Net change in contract owners’ equity	(9,398,109)	(931,565)	(2,385,077)	(1,214,562)	(6,460,383)	(4,127,324)	(17,244,906)	(17,457,491)
Contract owners’ equity beginning of period	29,517,875	30,449,440	10,385,923	11,600,485	24,222,086	28,349,410	34,889,967	52,347,458

Contract owners’ equity end of period	$20,119,766	$29,517,875	$8,000,846	$10,385,923	$17,761,703	$24,222,086	$17,645,061	$34,889,967

CHANGES IN UNITS:
Beginning units	3,558,339	2,913,519	435,528	489,626	937,328	1,077,764	1,659,729	2,044,581
Units purchased	2,798,729	2,752,399	8,198	78,040	130,104	65,113	49,759	55,952
Units redeemed	(2,645,367)	(2,107,579)	(52,333)	(132,138)	(257,557)	(205,549)	(562,359)	(440,804)

Ending units	3,711,701	3,558,339	391,393	435,528	809,875	937,328	1,147,129	1,659,729

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMAV		WRPMCV		WRPMMV		WRASP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(37,291)	$65,599	$(7,905)	$3,116	$(24,719)	$13,847	$(3,357,534)	$(2,906,518)
Realized gain (loss) on investments	7,893	18,922	9,652	837	8,602	15,893	1,006,936	2,907,294
Change in unrealized gain (loss) on investments	(132,356)	(186,432)	(49,844)	(16,159)	(56,479)	(36,009)	(67,578,255)	(48,329,041)
Reinvested capital gains	-	305,249	4,728	35,438	-	126,331	43,675,279	30,873,775

Net increase (decrease) in contract owners’ equity resulting from operations	(161,754)	203,338	(43,369)	23,232	(72,596)	120,062	(26,253,574)	(17,454,490)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,303,356	5,180,882	1,377,447	393,057	1,621,690	2,706,999	38,379,376	81,953,649
Transfers between funds	(52,076)	151,254	1,741	634	(955)	(58,085)	(20,241,717)	(8,710,411)
Redemptions (note 3)	(218,728)	(165,892)	(165,861)	(7,412)	(89,762)	(148,035)	(21,375,120)	(17,710,990)
Annuity benefits	-	-	-	-	-	-	(5,936)	(1,153)
Contract maintenance charges (note 2)	(56,604)	(14,916)	(9,476)	(6,612)	(43,903)	(18,473)	(9,980)	(9,821)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(106,941)	(97,348)
Adjustments to maintain reserves	2	(20)	(18)	(16)	(9)	(3)	(67)	(199)

Net equity transactions	2,975,950	5,151,308	1,203,833	379,651	1,487,061	2,482,403	(3,360,385)	55,423,727

Net change in contract owners’ equity	2,814,196	5,354,646	1,160,464	402,883	1,414,465	2,602,465	(29,613,959)	37,969,237
Contract owners’ equity beginning of period	7,144,816	1,790,170	1,205,387	802,504	4,992,354	2,389,889	261,533,387	223,564,150

Contract owners’ equity end of period	$9,959,012	$7,144,816	$2,365,851	$1,205,387	$6,406,819	$4,992,354	$231,919,428	$261,533,387

CHANGES IN UNITS:
Beginning units	637,519	165,259	110,570	75,534	449,506	222,311	16,864,654	13,405,643
Units purchased	290,467	489,375	131,124	36,344	151,133	251,203	3,223,565	6,409,700
Units redeemed	(29,217)	(17,115)	(22,688)	(1,308)	(18,797)	(24,008)	(3,483,204)	(2,950,689)

Ending units	898,769	637,519	219,006	110,570	581,842	449,506	16,605,015	16,864,654

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRHIP		WRMCG		WRPAP		WRPCP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,611,395	$3,283,385	$(1,005,980)	$(746,740)	$1,056	$(30)	$25,008	$20,736
Realized gain (loss) on investments	(2,029,241)	797,564	752,172	432,323	(113)	(8)	32,351	17,696
Change in unrealized gain (loss) on investments	(10,865,936)	(4,957,742)	(9,500,860)	686,121	(5,700)	325	(277,790)	(132,541)
Reinvested capital gains	1,049,199	723,263	4,853,274	2,685,829	4,592	210	214,625	185,753

Net increase (decrease) in contract owners’ equity resulting from operations	(7,234,583)	(153,530)	(4,901,394)	3,057,533	(165)	497	(5,806)	91,644

Equity transactions:
Purchase payments received from contract owners (note 3)	17,287,872	27,723,356	12,759,973	19,349,542	-	40,747	658,538	160,967
Transfers between funds	(15,057,872)	(10,227,347)	1,693,381	1,867,409	3,666	(84)	302,282	485,769
Redemptions (note 3)	(7,372,222)	(6,842,424)	(3,257,627)	(2,639,675)	-	-	(741,112)	(378,926)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,893)	(4,201)	(182,453)	(138,990)	-	-	(21,103)	(17,628)
Contingent deferred sales charges (note 2)	(32,221)	(28,916)	(15,201)	(17,200)	-	-	-	-
Adjustments to maintain reserves	(591)	(636)	(556)	(532)	(13)	2	6	(20)

Net equity transactions	(5,178,927)	10,619,832	10,997,517	18,420,554	3,653	40,665	198,611	250,162

Net change in contract owners’ equity	(12,413,510)	10,466,302	6,096,123	21,478,087	3,488	41,162	192,805	341,806
Contract owners’ equity beginning of period	92,712,517	82,246,215	57,044,940	35,566,853	41,162	-	3,211,436	2,869,630

Contract owners’ equity end of period	$80,299,007	$92,712,517	$63,141,063	$57,044,940	$44,650	$41,162	$3,404,241	$3,211,436

CHANGES IN UNITS:
Beginning units	7,890,294	7,007,963	4,185,462	2,767,879	3,358	-	234,969	216,208
Units purchased	3,786,932	6,369,257	1,599,854	2,058,847	357	3,366	69,411	50,280
Units redeemed	(4,235,584)	(5,486,926)	(785,083)	(641,264)	(67)	(8)	(55,381)	(31,519)

Ending units	7,441,642	7,890,294	5,000,233	4,185,462	3,648	3,358	248,999	234,969

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRPMP		WRPMAP		WRPMCP		SVDF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$405,749	$189,825	$951,111	$319,229	$82,599	$43,931	$(548)	$(561)
Realized gain (loss) on investments	293,778	137,922	318,395	202,093	17,406	97,232	1,185	4,627
Change in unrealized gain (loss) on investments	(3,250,176)	(1,336,423)	(5,684,191)	(1,934,557)	(693,263)	(369,643)	(7,406)	(9,455)
Reinvested capital gains	2,547,182	2,141,346	4,265,020	3,495,394	592,957	482,098	5,707	4,980

Net increase (decrease) in contract owners’ equity resulting from operations	(3,467)	1,132,670	(149,665)	2,082,159	(301)	253,618	(1,062)	(409)

Equity transactions:
Purchase payments received from contract owners (note 3)	896,699	1,894,014	3,320,859	4,106,864	352,684	505,598	-	(3,201)
Transfers between funds	(623,500)	(79,870)	(451,619)	244,666	(63,225)	(217,252)	-	(2,043)
Redemptions (note 3)	(1,079,252)	(491,430)	(2,645,228)	(2,207,112)	(321,809)	(432,775)	-	-
Annuity benefits	-	-	-	-	-	-	(2,130)	(3,215)
Contract maintenance charges (note 2)	(209,063)	(184,917)	(329,227)	(293,435)	(49,158)	(45,827)	-	26
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(32)	(24)	(18)	(37)	26	(47)	76	79

Net equity transactions	(1,015,148)	1,137,773	(105,233)	1,850,946	(81,482)	(190,303)	(2,054)	(8,354)

Net change in contract owners’ equity	(1,018,615)	2,270,443	(254,898)	3,933,105	(81,783)	63,315	(3,116)	(8,763)
Contract owners’ equity beginning of period	32,040,936	29,770,493	51,389,608	47,456,503	7,582,097	7,518,782	39,584	48,347

Contract owners’ equity end of period	$31,022,321	$32,040,936	$51,134,710	$51,389,608	$7,500,314	$7,582,097	$36,468	$39,584

CHANGES IN UNITS:
Beginning units	2,132,566	2,057,057	3,277,315	3,153,289	526,562	540,241	-	74
Units purchased	60,829	134,184	231,456	296,351	24,267	36,119	-	-
Units redeemed	(126,779)	(58,675)	(236,549)	(172,325)	(29,540)	(49,798)	-	(74)

Ending units	2,066,616	2,132,566	3,272,222	3,277,315	521,289	526,562	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SVOF		WFVSCG		WFVSMV		WFVTRB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,527)	$(3,941)	$(1,207,719)	$(928,095)	$(49)	$(59)	$114	$347
Realized gain (loss) on investments	15,355	38,164	5,174,714	1,529,867	1,830	534	272	204
Change in unrealized gain (loss) on investments	(55,323)	(7,372)	(17,756,198)	(8,101,898)	(2,371)	(148)	(3,805)	12,130
Reinvested capital gains	31,081	-	9,358,055	5,602,650	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,414)	26,851	(4,431,148)	(1,897,476)	(590)	327	(3,419)	12,681

Equity transactions:
Purchase payments received from contract owners (note 3)	(8)	2,053	14,891,343	11,815,813	-	-	-	-
Transfers between funds	(7)	258	2,632,330	4,156,681	294	508	-	-
Redemptions (note 3)	8	(1,847)	(6,143,161)	(4,066,556)	(6,988)	(1,180)	-	-
Annuity benefits	(24,683)	(25,047)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(495)	(249,930)	(225,573)	-	-	-	-
Contingent deferred sales charges (note 2)	7	-	(48,357)	(47,801)	-	-	-	-
Adjustments to maintain reserves	(806)	(1,273)	(670)	(879)	6	(14)	(1)	(2)

Net equity transactions	(25,489)	(26,351)	11,081,555	11,631,685	(6,688)	(686)	(1)	(2)

Net change in contract owners’ equity	(37,903)	500	6,650,407	9,734,209	(7,278)	(359)	(3,420)	12,679
Contract owners’ equity beginning of period	305,399	304,899	67,222,496	57,488,287	7,278	7,637	309,073	296,394

Contract owners’ equity end of period	$267,496	$305,399	$73,872,903	$67,222,496	$-	$7,278	$305,653	$309,073

CHANGES IN UNITS:
Beginning units	-	-	2,922,620	2,411,352	631	684	21,348	21,348
Units purchased	-	-	2,078,290	1,307,575	55	91	-	-
Units redeemed	-	-	(1,639,975)	(796,307)	(686)	(144)	-	-

Ending units	-	-	3,360,935	2,922,620	-	631	21,348	21,348

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WFVOG2		OVGS3		OVGS4		HVIE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(549)	$(680)	$-	$(245,377)	$-	$(434,427)	$241,398	$96,343
Realized gain (loss) on investments	3,838	4,407	-	15,576,515	-	20,487,298	(2,010,252)	274,761
Change in unrealized gain (loss) on investments	(8,680)	(11,359)	-	(15,474,133)	-	(20,382,840)	(937,336)	(1,659,296)
Reinvested capital gains	5,803	8,453	-	-	-	-	3,144,189	-

Net increase (decrease) in contract owners’ equity resulting from operations	412	821	-	(142,995)	-	(329,969)	437,999	(1,288,192)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	852,679	-	6,316,848	52,065	1,985,325
Transfers between funds	-	-	-	(55,681,612)	-	(90,195,413)	(15,189,041)	328,939
Redemptions (note 3)	(11,258)	(10,294)	-	(2,826,690)	-	(3,680,694)	(78,992)	(524,132)
Annuity benefits	-	-	-	(4,144)	-	(5,923)	-	-
Contract maintenance charges (note 2)	(3)	(3)	-	(6,874)	-	(2,176)	(17,624)	(116,720)
Contingent deferred sales charges (note 2)	-	-	-	(2,590)	-	(31,099)	(1,168)	(6,140)
Adjustments to maintain reserves	2	(23)	-	39,858	-	(12,179)	(48)	(336)

Net equity transactions	(11,259)	(10,320)	-	(57,629,373)	-	(87,610,636)	(15,234,808)	1,666,936

Net change in contract owners’ equity	(10,847)	(9,499)	-	(57,772,368)	-	(87,940,605)	(14,796,809)	378,744
Contract owners’ equity beginning of period	43,856	53,355	-	57,772,368	-	87,940,605	14,796,809	14,418,065

Contract owners’ equity end of period	$33,009	$43,856	$-	$-	$-	$-	$-	$14,796,809

CHANGES IN UNITS:
Beginning units	2,235	2,784	-	1,979,986	-	4,545,894	1,319,092	1,179,976
Units purchased	-	-	-	45,128	-	456,125	86,903	330,856
Units redeemed	(555)	(549)	-	(2,025,114)	-	(5,002,019)	(1,405,995)	(191,740)

Ending units	1,680	2,235	-	-	-	-	-	1,319,092

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVDM3		TIF3		FTVGI3		MIGSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$(88,146)	$-	$(351,871)	$-	$(631,228)	$12,546	$(94,240)
Realized gain (loss) on investments	-	1,300,629	-	28,423,031	-	5,000,151	1,818,159	608,640
Change in unrealized gain (loss) on investments	-	(1,827,193)	-	(27,292,100)	-	(3,834,961)	(2,402,104)	(265,392)
Reinvested capital gains	-	-	-	-	-	-	642,774	432,016

Net increase (decrease) in contract owners’ equity resulting from operations	-	(614,710)	-	779,060	-	533,962	71,375	681,024

Equity transactions:
Purchase payments received from contract owners (note 3)	-	69,766	-	84,896	-	5,235,160	909	139,338
Transfers between funds	-	(17,607,611)	-	(68,961,905)	-	(127,678,702)	(7,243,071)	(258,019)
Redemptions (note 3)	-	(950,175)	-	(2,791,809)	-	(5,633,042)	(399,884)	(1,303,313)
Annuity benefits	-	-	-	(957)	-	(5,400)	-	-
Contract maintenance charges (note 2)	-	(819)	-	(72,532)	-	(3,268)	(142)	(754)
Contingent deferred sales charges (note 2)	-	(5,398)	-	(9,713)	-	(6,254)	(4)	(274)
Adjustments to maintain reserves	-	(155)	-	(4,254)	-	(24,689)	(66)	(185)

Net equity transactions	-	(18,494,392)	-	(71,756,274)	-	(128,116,195)	(7,642,258)	(1,423,207)

Net change in contract owners’ equity	-	(19,109,102)	-	(70,977,214)	-	(127,582,233)	(7,570,883)	(742,183)
Contract owners’ equity beginning of period	-	19,109,102	-	70,977,214	-	127,582,233	7,570,883	8,313,066

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$7,570,883

CHANGES IN UNITS:
Beginning units	-	1,142,861	-	3,996,862	-	7,038,230	315,243	379,071
Units purchased	-	55,928	-	98,810	-	478,243	1,132	13,735
Units redeemed	-	(1,198,789)	-	(4,095,672)	-	(7,516,473)	(316,375)	(77,563)

Ending units	-	-	-	-	-	-	-	315,243

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHIPR		HIBF3		GEM3		GEM6
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(31,823)	$751,120	$-	$1,546,155	$-	$5,227	$-	$(51,015)
Realized gain (loss) on investments	(381,077)	324,100	-	(951,779)	-	1,272,494	-	2,115,256
Change in unrealized gain (loss) on investments	1,113,929	(1,049,973)	-	1,851,623	-	(1,864,675)	-	(4,053,704)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	701,029	25,247	-	2,445,999	-	(586,954)	-	(1,989,463)

Equity transactions:
Purchase payments received from contract owners (note 3)	177,404	698,374	-	2,286,386	-	97,040	-	3,367,255
Transfers between funds	(16,865,441)	(791,762)	-	(88,810,512)	-	(15,382,068)	-	(56,134,641)
Redemptions (note 3)	(917,293)	(2,279,510)	-	(3,570,333)	-	(591,484)	-	(1,426,913)
Annuity benefits	(31)	(96)	-	-	-	(671)	-	(736)
Contract maintenance charges (note 2)	(1,488)	(4,683)	-	(1,803)	-	(2,489)	-	(1,793)
Contingent deferred sales charges (note 2)	(479)	(3,376)	-	(5,419)	-	(879)	-	(6,907)
Adjustments to maintain reserves	(103)	(88)	-	(209)	-	(15,941)	-	(1,239)

Net equity transactions	(17,607,431)	(2,381,141)	-	(90,101,890)	-	(15,896,492)	-	(54,204,974)

Net change in contract owners’ equity	(16,906,402)	(2,355,894)	-	(87,655,891)	-	(16,483,446)	-	(56,194,437)
Contract owners’ equity beginning of period	16,906,402	19,262,296	-	87,655,891	-	16,483,446	-	56,194,437

Contract owners’ equity end of period	$-	$16,906,402	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	1,207,106	1,373,290	-	5,499,724	-	656,098	-	2,953,153
Units purchased	86,979	205,754	-	558,034	-	10,408	-	362,766
Units redeemed	(1,294,085)	(371,938)	-	(6,057,758)	-	(666,506)	-	(3,315,919)

Ending units	-	1,207,106	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GIG3		FOPR		FO2R		NVMIG3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$396,342	$(102,020)	$(6,109)	$(432,836)	$(329,488)	$-	$242,477
Realized gain (loss) on investments	-	7,325,305	1,869,206	(434,834)	19,532,138	3,627,784	-	12,361,169
Change in unrealized gain (loss) on investments	-	(7,368,866)	278,657	(2,047,133)	(11,898,863)	(11,707,956)	-	(12,399,149)
Reinvested capital gains	-	-	-	6,795	-	20,699	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	352,781	2,045,843	(2,481,281)	7,200,439	(8,388,961)	-	204,497

Equity transactions:
Purchase payments received from contract owners (note 3)	-	77,060	148,169	1,106,785	2,825,384	10,825,799	-	133,524
Transfers between funds	-	(23,984,407)	(24,578,018)	121,444	(87,542,558)	2,183,179	-	(34,085,541)
Redemptions (note 3)	-	(807,349)	(864,098)	(3,117,603)	(2,245,462)	(7,633,049)	-	(1,133,441)
Annuity benefits	-	(1,566)	(125)	(927)	(585)	(1,233)	-	(2,558)
Contract maintenance charges (note 2)	-	(3,224)	(2,561)	(7,717)	(145,317)	(425,954)	-	(4,958)
Contingent deferred sales charges (note 2)	-	(1,026)	(1,278)	(2,888)	(6,303)	(43,369)	-	(413)
Adjustments to maintain reserves	-	(20,113)	(2,907)	(12,821)	(2,959)	(894)	-	(4,002)

Net equity transactions	-	(24,740,625)	(25,300,818)	(1,913,727)	(87,117,800)	4,904,479	-	(35,097,389)

Net change in contract owners’ equity	-	(24,387,844)	(23,254,975)	(4,395,008)	(79,917,361)	(3,484,482)	-	(34,892,892)
Contract owners’ equity beginning of period	-	24,387,844	23,254,975	27,649,983	79,917,361	83,401,843	-	34,892,892

Contract owners’ equity end of period	$-	$-	$-	$23,254,975	$-	$79,917,361	$-	$-

CHANGES IN UNITS:
Beginning units	-	1,095,402	1,359,984	1,465,832	5,519,852	5,200,723	-	3,088,532
Units purchased	-	14,590	20,367	129,365	578,458	1,479,985	-	20,892
Units redeemed	-	(1,109,992)	(1,380,351)	(235,213)	(6,098,310)	(1,160,856)	-	(3,109,424)

Ending units	-	-	-	1,359,984	-	5,519,852	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV3		GVDIV6		AMTG		AMFAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$96,994	$-	$1,226,031	$(171)	$(200)	$(46,147)	$(56,631)
Realized gain (loss) on investments	-	730,786	-	12,666,771	4,396	837	(258,195)	613,293
Change in unrealized gain (loss) on investments	-	(880,426)	-	(14,646,375)	(3,500)	92	(251,931)	(878,023)
Reinvested capital gains	-	-	-	-	-	-	514,444	316,299

Net increase (decrease) in contract owners’ equity resulting from operations	-	(52,646)	-	(753,573)	725	729	(41,829)	(5,062)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	48,054	-	1,287,067	(2)	49	31,136	94,063
Transfers between funds	-	(4,935,732)	-	(65,679,945)	2	46	(3,248,930)	(202,313)
Redemptions (note 3)	-	(214,211)	-	(1,648,384)	-	-	(433,386)	(519,680)
Annuity benefits	-	-	-	-	(3,062)	(3,106)	-	-
Contract maintenance charges (note 2)	-	(617)	-	(127,815)	-	(95)	(949)	(1,191)
Contingent deferred sales charges (note 2)	-	(236)	-	(8,552)	-	-	(32)	(2,601)
Adjustments to maintain reserves	-	(19)	-	(14,613)	(12,612)	1,896	(121)	(187)

Net equity transactions	-	(5,102,761)	-	(66,192,242)	(15,674)	(1,210)	(3,652,282)	(631,909)

Net change in contract owners’ equity	-	(5,155,407)	-	(66,945,815)	(14,949)	(481)	(3,694,111)	(636,971)
Contract owners’ equity beginning of period	-	5,155,407	-	66,945,815	14,949	15,430	3,694,111	4,331,082

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$14,949	$-	$3,694,111

CHANGES IN UNITS:
Beginning units	-	284,346	-	5,533,991	-	-	186,362	223,324
Units purchased	-	6,864	-	242,823	-	-	64,722	67,741
Units redeemed	-	(291,210)	-	(5,776,814)	-	-	(251,084)	(104,703)

Ending units	-	-	-	-	-	-	-	186,362

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVVS1
	2015	2014
Investment activity:
Net investment income (loss)	$-	$(9)
Realized gain (loss) on investments	-	75
Change in unrealized gain (loss) on investments	-	(440)
Reinvested capital gains	-	296

Net increase (decrease) in contract owners’ equity resulting from operations	-	(78)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	-	-
Redemptions (note 3)	-	-
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	(2,607)

Net equity transactions	-	(2,607)

Net change in contract owners’ equity	-	(2,685)
Contract owners’ equity beginning of period	-	2,685

Contract owners’ equity end of period	$-	$-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	-	-
Units redeemed	-	-

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BLACKROCK FUNDS

BlackRock High Yield V.I. Fund - Class III (BRVHY3)

BlackRock Total Return V.I. Fund - Class III (BRVTR3)

BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DELAWARE GROUP

VIP Value Series: Service Class (DWVVLS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Real Estate Portfolio: Service Class 2 (FRESS2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)

HUNTINGTON TRUST COMPANY

VA Situs Fund (HVSIT)

INVESCO INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Enterprise Portfolio: Service Shares (JAMGS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)

New Discovery Series - Service Class (MNDSC)

Utilities Series - Service Class (MVUSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL (MGRFV)*

MORGAN STANLEY

UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)*

NATIONWIDE FUNDS GROUP

American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)

American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

American Century NVIT Growth Fund - Class II (CAF2)

NVIT International Index Fund - Class II (GVIX2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

Invesco NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class II (GVEX2)

NW BlkRkNVITMgdGlblAllocII (NVMGA2)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PIMCO FUNDS

Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

Real Return Portfolio - Advisor Class (PMVRA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Mid Cap Stock Portfolio- Service Shares (DVMCSS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 2 (FTVRD2)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)

Franklin High Income Securities Fund: Class 2 (FTVHI2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Structured Small Cap Equity Fund: Service Shares (GVSSCS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

International Growth Fund/VA- Service Shares (OVIGS)

Capital Income Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Small-Cap Portfolio - Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)

Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility  (WRPMCV)

Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Advantage VT Discovery Fund (SVDF)*

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)*

Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*	At December 31, 2015, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments made within eight years of the withdrawal date or the amount redeemed. For Destination All American Gold 2.0, Destination All American Gold NY 2.0, Destination B 2.0, Destination B NY 2.0, Destination Navigator 2.0, Destination Navigator NY 2.0, America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Destination EV 2.0, Destination EV NY 2.0, Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Destination L 2.0, Destination L NY 2.0, Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect, Destinantion Architect 2.0 or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following few pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice	Schwab Custom Solutions	NEBA
Variable Account Charges - Recurring	1.30%	1.40%	0.65%	0.95%	0.80%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%	0.10%
Combination Enhanced	-	-	-	0.40%(10)	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-	0.35%(11)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Joint Option for the Nationwide Lifetime Income Rider Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%(30)	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	-	-	-
7% Nationwide Lifetime Income Rider	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%	2.20%	0.80%

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect	Destination Architect 2.0
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%	0.40%
CDSC Options:
Four Year CDSC	0.30%(3)	0.50%(3)			0.20%(3)	-	-
No CDSC	0.35%(7)	0.55%(7)			0.25%(7)	-	-
Reduced CDSC Option (“Liquidity Option”) Charge			0.50%(54)	0.50%(54)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-	0.20%(47)
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-	-
Combination Enhanced III	-	-	0.65%(70)(71)	-	-	-	-
Combination Enhanced II	-	-	-	-	0.45%	-	-
Combination Enhanced	-	0.40%(10)	0.65%(72)	-	0.30%	-	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-	-
Capital Preservation Plus Option	0.50%(19)	0.50%(19)	-	-	0.50%	-	-
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	1.00%		1.50%(49)(51)(53)	-	-	-
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	1.00%	1.50%(49)(51)(53)	-	1.00%(1)	-	-
10% Nationwide Lifetime Income Rider	1.20%(20)	1.20%	-	-	1.20%(20)	-	-
Nationwide Lifetime Income Capture Charge			1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Charge			1.50%(61)	1.50%(61)			1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	0.15%(19)	-	-	0.15%	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)(60)	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	0.30%(32)	0.40%(50)(51)(53)(60)	-	0.15%	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%	-
Joint Option for the Nationwide Lifetime Income Capture Charge			0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Charge	-	-	0.40%(64)	0.40%(64)	-		0.40%(2)
Spousal Continuation Option Fee						0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	4.55%(52)	3.75%(52)	4.50%(22)	1.10%	2.50%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%(65)	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%(66)	0.20%(68)	0.35%	0.35%	-	0.20%(68)	0.20%
Combination Enhanced III		0.65%(70)(71)		0.65%(70)(71)
Combination Enhanced II	0.45%(25)	0.65%(69)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)(67)	0.30%(10)(42)	0.65%	0.65%(72)	-	0.30%(10)(73)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Nationwide Lifetime Income Rider (New York)			1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%(1)	-	1.00%	1.50%(49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Nationwide Lifetime Income Rider	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Nationwide Lifetime Income Capture Option				1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option				1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)			0.15%(42)
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%	-	0.30%(32)	0.40%(50)(51)(53)(60)	-	0.15%	0.15%
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Joint Option for the Nationwide Lifetime income Capture Option				0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option				0.40%(64)	0.40%(64)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.30%	4.05%(28)	4.65%(52)	3.85%(52)	4.15%(23)	3.90%(27)

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destination EV	Destination EV 2.0	Destination EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%(47)	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%(9)	-
Combination Enhanced III		0.65%(70)(71)			0.65%(70)(71)
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	0.45%	0.65%(72)	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	1.00%(18)(42)	-	-	-	-	-
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Nationwide Lifetime Income Rider (New York)	1.00%		1.50%(49)(51)(53)	1.00%		1.50%(49)(51)(53)
7% Nationwide Lifetime Income Rider (Non-New York)	1.00%	1.50%(49)(51)(53)	-	-	1.50%(49)(51)(53)	-
10% Nationwide Lifetime Income Rider (New York)	1..20%	-	-	-	-	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	1.20%	-	-
Nationwide Lifetime Income Capture Option		1.50%(62)	1.50%(62)		1.50%(62)	1.50%(62)
Nationwide Lifetime Income Track Option		1.5%(61)	1.50%(61)		1.50%(61)	1.50%(61)
Joint Option for the Nationwide Lifetime Income Rider Option
5% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.15%(42)	-	-	-	-	-
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(42)	-	-	-	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	0.30%(36)		0.40%(50)(51)(53)(60)	0.30%(36)		0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(36)	0.40%(50)(51)(53)(60)	-	-	0.40%(50)(51)(53)(60)	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)	0.40%(63)		0.40%(63)	0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)	0.40%(64)		0.40%(64)	0.40%(64)
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.20%(52)	3.40%(52)	4.15%(23)	4.75%(52)	3.95%(52)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator- NY	Destination Navigator- NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced III		0.65%(70)(71)
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.65%(72)	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Nationwide Lifetime Income Rider
5% Nationwide Lifetime Income Rider (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Nationwide Lifetime Income Rider (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Nationwide Lifetime Income Rider (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Nationwide Lifetime Income Rider (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Nationwide Lifetime Income Rider (New York)	-	-	1.20%	-
10% Nationwide Lifetime Income Rider (Non-New York)	1.20%	-	-	-
Nationwide Liftetime Income Capture Option		1.50%(62)		1.50%(62)
Nationwide Lifetime Income Track Option		1.50%(61)		1.50%(61)

Joint Option for the Nationwide Lifetime Income Rider Option

5% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)(60)
7% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	-	0.40%(50)(51)(53)(60)	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (New York)	-	-	-	-
10% Joint Option for the Nationwide Lifetime Income Rider (Non-New York)	0.30%(33)	-		-
Joint Option for the Nationwide Lifetime Income Capture Option		0.40%(63)		0.40%(63)
Joint Option for the Nationwide Lifetime Income Track Option		0.40%(64)		0.40%(64)
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.70%(52)	3.30%(43)	3.90%(52)

(1) Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%

The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Nationwide Lifetime Income Rider is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(33) The 10% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 10% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Joint Option for the Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Joint Option for the Nationwide Lifetime Income Rider is only available for election if the 5% Nationwide Lifetime Income Rider is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(42) No longer available.

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base.

(50) The 7% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the 7% Joint Option for the Nationwide Lifetime Income Rider.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.75% of the Current Income Benefit Base.

(56) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected.

(57) The 5% Joint Option for the Nationwide Lifetime Income Rider may only be elected if and when the 5% Nationwide Lifetime Income Rider is elected. Currently, there is no charge associated with the 5% Joint Option for the Nationwide Lifetime Income Rider.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(60) For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the current price for the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base.

(61) Currently, the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.

(62) Currently, the charge associated with Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base.

(63) The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base.

(64) The Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifteime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base

(65) Available until September 1, 2004 or until state approval is received for the One-Year Enhanced Death Benefit II Option

(66) Available until September 1, 2004 or until state approval is received for the One-Month Enhanced Death Benefit II Option

(67) Available until September 1, 2004 or until state approval is received for the Combination Enhanced Death Benefit II Option

(68) Only available until state approval is received for the One-Month Enhanced Death Benefit II Option

(69) The Combination Enhanced Death Benefit II Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is alter), the charge associated with teh Combination Enhanced Death Benefit II Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit II Option is an annualized rate of 0.35% of the Daily Net Assets. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(70) The Combination Enhanced Death Benefit III Option is only available for contracts with Annuitants age 70 or younger at the time of application.

(71) Available beginning January 12, 2015, or the date of state approval (whichever is later).

(72) The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit III Option. For contracts issued on or after January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.65% of the Daily Net Assets. For contracts issued before January 13, 2014, or the date of state approval (whichever is later), the charge associated with the Combination Enhanced Death Benefit Option is an annualized rate of 0.45% of the Daily Net Assets.

(73) Available until state approval is received for the Combination Enhanced Death Benefit II Option.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	ALMCS	ALVDAA	ALVDAB	AAEIP3	ACVIP1	AFGF	AFHY

0.40%	$659,403	$-	$272	$-	$1	$615	$-	$-
0.60%	115,588	-	269	-	-	387	-	-
0.65%	277,571	-	-	-	-	-	-	-
0.75%	772,255	-	-	-	-	-	-	-
0.80%	210,147	-	-	-	-	-	-	-
0.85%	1,061,308	-	-	47	-	-	-	-
0.95%	307,803	1,713	-	-	-	-	-	-
1.05%	277,646	3,708	-	-	-	-	-	-
1.10%	11,653,768	-	-	263	-	-	-	-
1.15%	58,186,459	-	-	3,138	-	-	-	-
1.20%	354,072	-	-	-	-	-	-	-
1.25%	4,645,858	-	-	83	-	-	-	-
1.30%	187,283,379	-	-	22,107	-	-	166,008	10,853
1.35%	14,684,011	-	-	2,718	-	-	-	-
1.40%	15,494,130	-	-	281	-	-	-	-
1.45%	5,202,046	-	-	-	-	-	-	-
1.50%	50,413,821	-	-	43,187	-	-	-	-
1.55%	38,617,653	-	-	1,636	-	-	-	-
1.60%	12,481,778	-	-	22,420	-	-	-	-
1.65%	10,608,572	-	-	2,600	-	-	-	-
1.70%	1,942,633	-	-	-	-	-	-	-
1.75%	138,274,388	-	-	62,610	-	-	-	-
1.80%	9,274,066	-	-	13,091	-	-	-	-
1.85%	24,191,999	-	-	12,107	-	-	-	-
1.90%	3,376,076	-	-	-	-	-	-	-
1.95%	40,180,601	-	-	62,087	-	-	-	-
2.00%	8,348,192	-	-	3,160	-	-	-	-
2.05%	6,731,711	-	-	9,988	-	-	-	-
2.10%	7,011,386	-	-	5,611	-	-	-	-
2.15%	3,953,281	-	-	237	-	-	-	-
2.20%	12,512,968	-	-	25,508	-	-	-	-
2.25%	1,506,016	-	-	3,851	-	-	-	-
2.30%	6,823,265	-	-	8,713	-	-	-	-
2.35%	3,315,307	-	-	-	-	-	-	-
2.40%	5,496,895	-	-	25,241	-	-	-	-
2.45%	1,276,278	-	-	1,258	-	-	-	-
2.50%	4,542,712	-	-	1,123	-	-	-	-
2.55%	1,192,591	-	-	3,124	-	-	-	-
2.60%	237,842	-	-	276	-	-	-	-
2.65%	508,430	-	-	202	-	-	-	-
2.70%	297,218	-	-	-	-	-	-	-
2.75%	405,991	-	-	26,374	-	-	-	-
2.80%	159,758	-	-	-	-	-	-	-
2.85%	177,084	-	-	-	-	-	-	-
2.90%	38,019	-	-	-	-	-	-	-
2.95%	52,477	-	-	-	-	-	-	-
3.00%	72,109	-	-	-	-	-	-	-
3.05%	15,364	-	-	-	-	-	-	-
3.10%	5,880	-	-	-	-	-	-	-
3.40%	1,763	-	-	-	-	-	-	-

Totals	$695,229,568	$5,421	$541	$363,041	$1	$1,002	$166,008	$10,853

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	AVPAP2	AFGC	BRVHY3	BRVTR3	BRVED3	MLVGA3	CHSMM	DWVVLS

0.40%	$2,197	$-	$-	$83	$159	$2,576	$-	$1,760
0.60%	-	-	-	67	-	1,497	-	1,059
0.65%	-	-	-	-	-	64	-	-
0.75%	-	-	-	-	-	3,036	12,192	-
0.80%	-	-	-	-	-	469	-	-
0.85%	-	-	-	-	-	3,559	19,263	-
0.95%	-	-	-	-	-	7,489	13,811	-
1.05%	-	-	-	-	-	1,999	19,444	-
1.10%	-	-	-	233	22	25,287	-	-
1.15%	247,730	-	665	1,511	1,488	118,111	-	-
1.20%	-	-	-	-	-	665	-	-
1.25%	-	-	-	8	-	32,716	-	-
1.30%	4,438,288	10,968	3,208	96,717	89,287	567,553	-	-
1.35%	90,204	-	316	673	443	122,891	3,060	-
1.40%	-	-	32	56	54	51,765	-	-
1.45%	-	-	78	268	-	34,848	-	-
1.50%	1,204,199	-	3,917	19,850	24,173	1,112,792	-	-
1.55%	-	-	753	2,114	958	221,924	36	-
1.60%	200,785	-	1,773	971	4,664	426,161	-	-
1.65%	117,198	-	381	4,292	4,346	108,688	-	-
1.70%	599	-	26	49	-	14,063	-	-
1.75%	3,182,085	-	2,139	37,704	27,464	1,126,382	-	-
1.80%	98,801	-	568	914	1,328	154,917	-	-
1.85%	752,799	-	4,220	9,451	7,949	106,659	-	-
1.90%	-	-	-	25	-	5,637	-	-
1.95%	759,454	-	3,526	15,311	22,060	875,033	-	-
2.00%	37,984	-	-	523	1,301	51,501	-	-
2.05%	163,014	-	90	1,004	2,993	66,124	-	-
2.10%	93,506	-	-	3,488	1,243	105,354	-	-
2.15%	1,374	-	-	-	-	58,413	-	-
2.20%	415,101	-	221	902	1,081	263,899	-	-
2.25%	29,684	-	-	-	-	22,923	-	-
2.30%	94,696	-	69	95	170	102,730	-	-
2.35%	-	-	-	-	36	2,018	-	-
2.40%	184,190	-	1,964	3,008	3,177	190,322	-	-
2.45%	6,141	-	110	45	71	19,901	-	-
2.50%	84,481	-	180	6,764	8,289	15,233	-	-
2.55%	668	-	-	-	-	19,789	-	-
2.60%	-	-	-	-	-	3,530	-	-
2.65%	-	-	-	-	-	2,138	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	7,649	-	-	-	-	9,938	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	738	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,212,827	$10,968	$24,236	$206,126	$202,756	$6,061,332	$67,806	$2,819

	DWVSVS	DSIF	DSIFS	DSRG	ETVFR	FRESS2	GVGMNS	GVSIA

0.40%	$666	$-	$482	$-	$2,622	$1,106	$90	$3
0.60%	1,290	-	-	-	671	2,789	55	-
0.65%	-	-	1,309	-	-	-	-	-
0.75%	-	-	10,695	-	-	-	-	-
0.80%	-	13,394	-	2,819	-	-	-	-
0.85%	-	-	26,819	-	-	-	-	-
0.95%	-	-	19,474	-	-	-	-	-
1.05%	-	-	20,920	-	-	-	-	-
1.10%	68	-	42,742	-	-	-	-	-
1.15%	16,130	-	307,404	-	11,194	-	292	-
1.20%	-	-	10,090	-	-	-	-	-
1.25%	854	-	30,571	-	421	-	-	-
1.30%	76,146	2,120,802	244,076	447,912	33,000	-	13,055	-
1.35%	11,219	-	84,849	-	13,413	-	343	-
1.40%	1,670	976,663	17,211	120,061	645	-	105	-
1.45%	1,597	-	74,676	-	6,782	-	33	-
1.50%	53,136	-	220,671	-	54,386	-	29,116	-
1.55%	7,646	-	238,130	-	5,218	-	1,127	-
1.60%	24,345	-	74,743	-	33,175	-	10,350	-
1.65%	8,768	-	47,802	-	20,472	-	605	-
1.70%	78	-	11,580	-	90	-	-	-
1.75%	62,874	-	407,835	-	38,850	-	30,672	-
1.80%	6,687	-	41,650	-	15,287	-	1,459	-
1.85%	19,848	-	90,437	-	13,802	-	6,465	-
1.90%	703	-	10,749	-	-	-	-	-
1.95%	69,220	-	70,904	-	50,076	-	19,703	-
2.00%	4,571	-	39,801	-	2,788	-	1,212	-
2.05%	13,533	-	17,045	-	19,376	-	4,272	-
2.10%	9,590	-	31,707	-	2,977	-	2,336	-
2.15%	3,242	-	6,243	-	1,364	-	147	-
2.20%	26,444	-	46,800	-	5,802	-	5,141	-
2.25%	345	-	4,110	-	2,879	-	864	-
2.30%	11,847	-	26,332	-	1,774	-	399	-
2.35%	292	-	5,013	-	1,322	-	-	-
2.40%	19,476	-	3,115	-	25,795	-	1,010	-
2.45%	962	-	2,412	-	2,977	-	155	-
2.50%	4,731	-	1,787	-	1,362	-	65	-
2.55%	2,811	-	5,584	-	-	-	14	-
2.60%	-	-	-	-	-	-	-	-
2.65%	18	-	439	-	1,316	-	-	-
2.70%	-	-	447	-	-	-	-	-
2.75%	217	-	-	-	324	-	-	-
2.80%	-	-	47	-	2,078	-	-	-
2.85%	513	-	-	-	-	-	353	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$461,537	$3,110,859	$2,296,701	$570,792	$372,238	$3,895	$129,438	$3

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	HVSIT	IVMCC2	IVKMG2	IVBRA1	JPMMV1	JABS	JAMGS	JAFBS

0.40%	$224	$104	$-	$478	$-	$-	$461	$3
0.60%	369	-	-	475	-	-	336	-
0.65%	654	-	-	-	-	-	-	-
0.75%	619	241	1,276	-	-	-	-	-
0.80%	-	-	516	-	921	-	-	-
0.85%	155	38	2,858	-	-	-	-	-
0.95%	-	-	966	-	-	14,722	-	-
1.05%	-	-	-	-	-	24,092	-	-
1.10%	4,005	169	3,864	-	-	313	-	310
1.15%	19,746	3,896	32,865	-	-	16,595	-	4,112
1.20%	-	-	604	-	-	45	-	-
1.25%	582	63	8,648	-	-	8,219	-	104
1.30%	106,458	46,441	47,199	-	164,125	174	-	25,436
1.35%	6,702	2,565	12,959	-	-	132	-	868
1.40%	535	304	3,848	-	49,269	1,566	-	836
1.45%	593	61	5,725	-	-	3,358	-	464
1.50%	35,338	35,721	14,991	-	-	10,869	-	5,232
1.55%	10,512	838	34,520	-	-	27,067	-	1,866
1.60%	14,780	10,355	4,475	-	-	3,401	-	3,302
1.65%	7,970	4,380	3,150	-	-	-	-	1,676
1.70%	50	188	2,437	-	-	4,971	-	-
1.75%	64,121	47,980	53,070	-	-	20,433	-	13,317
1.80%	8,879	4,694	5,080	-	-	2,064	-	680
1.85%	21,254	9,277	7,813	-	-	766	-	5,089
1.90%	744	-	2,267	-	-	598	-	690
1.95%	41,158	39,623	17,548	-	-	149	-	11,440
2.00%	1,280	495	3,675	-	-	-	-	618
2.05%	6,752	3,176	1,879	-	-	1,671	-	519
2.10%	4,896	8,906	19,957	-	-	1,110	-	2,023
2.15%	1,115	2,926	3,556	-	-	3,028	-	-
2.20%	9,719	5,530	4,981	-	-	1,407	-	1,716
2.25%	55	905	584	-	-	-	-	-
2.30%	6,323	13,965	5,415	-	-	-	-	845
2.35%	1,385	439	2,675	-	-	-	-	1,770
2.40%	2,269	5,258	-	-	-	-	-	710
2.45%	291	549	610	-	-	-	-	-
2.50%	952	1,090	1,797	-	-	-	-	1,121
2.55%	4,542	4,849	1,594	-	-	-	-	-
2.60%	-	-	97	-	-	-	-	-
2.65%	-	64	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	218	643	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$385,027	$255,308	$314,142	$953	$214,315	$146,750	$797	$84,747

	JACAS	JAGTS	JAIGS	LZREMS	M2IGSS	MNDSC	MVUSC	MVFSC

0.40%	$1,671	$1,659	$-	$1,896	$-	$547	$205	$4,815
0.60%	994	1,093	-	671	-	-	526	261
0.65%	925	-	-	-	-	-	-	2,041
0.75%	3,445	264	1,205	-	-	353	-	10,450
0.80%	4,034	648	1,791	-	-	-	-	885
0.85%	8,932	2,300	2,519	-	-	37	-	19,897
0.95%	10,900	732	9,400	-	454	-	-	2,608
1.05%	13,396	397	5,935	-	-	-	-	1,579
1.10%	24,503	1,748	3,990	538	52	71	-	80,722
1.15%	224,882	24,065	82,458	7,560	13,277	10,630	-	640,472
1.20%	280	-	-	-	66	-	-	6,025
1.25%	17,685	1,718	12,270	488	7,105	585	-	50,920
1.30%	466,271	159,788	219,449	27,605	388	61,075	-	726,785
1.35%	75,823	22,910	26,205	2,972	2,043	9,019	-	176,013
1.40%	60,849	23,636	45,553	1,039	1,267	3,144	-	97,430
1.45%	20,443	10,607	9,198	3,586	2,525	830	-	67,403
1.50%	143,805	103,082	51,563	38,184	6,675	52,337	-	362,228
1.55%	175,793	21,625	89,295	5,910	13,312	9,060	-	575,792
1.60%	63,389	50,220	33,064	16,792	1,680	21,369	-	136,586
1.65%	35,264	17,060	13,326	5,158	132	3,364	-	126,266
1.70%	14,782	157	6,976	-	922	143	-	29,842
1.75%	423,809	64,194	84,531	14,610	10,305	73,472	-	1,306,255
1.80%	30,737	21,470	14,852	7,975	3,035	10,459	-	106,077
1.85%	64,625	21,103	9,554	4,596	4,229	11,004	-	188,940
1.90%	8,077	974	3,891	250	1,929	598	-	39,388
1.95%	97,703	80,907	37,642	55,984	1,052	45,464	-	322,910
2.00%	31,575	3,340	17,139	2,342	-	2,910	-	121,125
2.05%	13,198	8,207	8,476	5,376	3,722	10,305	-	56,440
2.10%	52,364	13,487	7,112	1,782	807	15,108	-	82,737
2.15%	13,205	3,226	4,422	975	705	4,916	-	56,483
2.20%	49,653	20,803	14,296	6,851	908	11,246	-	108,789
2.25%	4,726	2,256	1,453	1,597	-	71	-	11,856
2.30%	25,918	6,970	3,663	7,197	189	9,326	-	59,371
2.35%	6,515	-	682	651	57	913	-	39,542
2.40%	5,416	10,999	9,643	23,635	-	10,164	-	62,838
2.45%	5,337	1,445	1,935	2,405	-	940	-	15,262
2.50%	7,421	1,232	795	817	-	1,837	-	9,460
2.55%	4,093	6,322	2,490	3,988	31	8,401	-	22,497
2.60%	75	342	121	-	-	-	-	9,393
2.65%	2,091	1,695	1,387	133	-	1,475	-	4,175
2.70%	642	-	-	-	-	-	-	2,586
2.75%	106	1,052	115	4,708	-	5,394	-	43
2.80%	121	-	1,499	490	-	508	-	109
2.85%	-	833	-	12,869	-	4	-	-
2.90%	-	-	-	-	-	-	-	235
2.95%	-	-	-	-	-	-	-	502
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	108
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,215,473	$714,566	$839,895	$271,630	$76,867	$397,079	$731	$5,746,141

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE

0.40%	$5,973	$64	$-	$-	$-	$618	$154	$-
0.60%	594	-	-	-	-	45	241	-
0.65%	1,351	-	-	-	-	-	-	-
0.75%	7,746	-	-	-	-	-	-	-
0.80%	-	-	809	-	19	-	-	-
0.85%	8,439	-	-	-	-	-	-	-
0.95%	2,906	-	-	4,379	-	-	-	-
1.05%	1,911	-	-	1,429	-	-	-	-
1.10%	6,134	-	-	6,052	-	151	-	-
1.15%	188,704	43	-	30,636	-	1,233	-	-
1.20%	-	-	-	67	-	-	-	-
1.25%	9,901	-	-	4,107	-	1,409	-	-
1.30%	655,247	547	24,389	-	18,353	-	-	80
1.35%	66,474	37	-	6,315	-	-	-	-
1.40%	31,327	48	5,942	2,535	9,303	454	-	330
1.45%	25,536	-	-	11,673	-	563	-	-
1.50%	314,975	3,666	-	9,353	-	2,077	-	-
1.55%	107,691	-	-	33,010	-	1,395	-	-
1.60%	140,805	254	-	3,200	-	-	-	-
1.65%	61,485	41	-	3,514	-	-	-	-
1.70%	3,320	-	-	8,064	-	403	-	-
1.75%	603,686	143	-	49,608	-	602	468	-
1.80%	42,866	333	-	5,163	-	-	-	-
1.85%	160,353	672	-	2,870	-	34	-	-
1.90%	14,553	-	-	1,073	-	-	-	-
1.95%	244,900	1,892	-	5,848	-	-	1,930	-
2.00%	41,100	82	-	4,162	-	-	-	-
2.05%	62,108	-	-	1,717	-	76	-	-
2.10%	35,425	-	-	1,953	-	-	295	-
2.15%	11,490	-	-	768	-	-	-	-
2.20%	101,281	137	-	3,234	-	-	2,113	-
2.25%	4,459	64	-	790	-	-	-	-
2.30%	52,061	168	-	1,724	-	-	-	-
2.35%	6,642	-	-	1,448	-	-	-	-
2.40%	47,740	267	-	23	-	-	274	-
2.45%	7,281	-	-	144	-	-	-	-
2.50%	11,224	-	-	73	-	-	-	-
2.55%	17,587	-	-	72	-	-	247	-
2.60%	1,771	-	-	-	-	-	-	-
2.65%	2,035	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	11,875	-	-	-	-	-	-	-
2.80%	1,583	-	-	-	-	-	-	-
2.85%	1,152	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,123,691	$8,458	$31,140	$205,004	$27,675	$9,060	$5,722	$410

	MSVREB	NAMGI2	NAMAA2	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.40%	$-	$3	$243	$-	$1,231	$24,468	$2,094	$4,776
0.60%	-	-	1,179	-	118	4,198	1,042	2,739
0.65%	-	-	-	-	1,073	24,935	5,435	805
0.75%	-	-	-	-	3,041	31,533	9,086	2,978
0.80%	-	-	-	1,824	-	1,721	472	1,463
0.85%	-	-	-	-	3,544	44,717	7,399	4,481
0.95%	-	-	-	-	4,658	835	5,283	1,613
1.05%	-	-	-	-	5,205	2,035	1,404	2,293
1.10%	-	-	-	-	40,720	2,006,930	448,750	34,573
1.15%	24	4,116	45,192	-	357,182	7,731,155	2,469,369	274,564
1.20%	-	-	-	-	686	11,969	6,693	1,063
1.25%	-	292	59	-	44,807	592,625	112,492	29,378
1.30%	-	275,056	2,729,598	503,829	283,743	20,749,959	9,128,626	754,649
1.35%	-	155	3,682	-	123,156	1,788,759	517,455	126,245
1.40%	-	-	-	170,304	19,987	333,054	58,836	37,250
1.45%	-	143	-	-	57,658	569,731	192,479	30,751
1.50%	27	84,255	602,993	-	172,019	5,816,883	1,935,148	395,713
1.55%	-	369	520	-	292,506	4,589,589	1,408,081	216,770
1.60%	-	4,318	55,868	-	54,724	813,366	109,582	217,463
1.65%	-	13,794	60,408	-	52,141	1,400,605	436,846	61,725
1.70%	-	127	-	-	17,554	239,245	59,218	11,146
1.75%	-	111,433	1,109,378	-	479,164	18,484,094	5,850,672	699,653
1.80%	-	6,917	35,757	-	39,158	871,278	298,695	84,855
1.85%	-	40,210	251,933	-	91,801	3,088,093	1,567,510	108,474
1.90%	-	-	2,086	-	25,196	252,973	145,029	13,784
1.95%	-	65,490	776,102	-	134,493	4,663,752	1,254,175	383,105
2.00%	-	2,446	13,203	-	28,306	1,154,561	336,037	39,608
2.05%	-	10,844	65,800	-	28,943	704,065	421,007	40,000
2.10%	-	8,515	38,970	-	29,315	872,266	259,024	60,835
2.15%	-	-	1,538	-	15,666	278,829	147,320	14,556
2.20%	-	146	27,445	-	40,850	1,541,983	407,980	79,132
2.25%	-	367	3,377	-	2,316	136,614	62,797	4,995
2.30%	-	2,509	12,223	-	40,663	707,820	320,320	46,559
2.35%	-	230	911	-	8,612	308,829	256,865	5,641
2.40%	-	19,102	150,082	-	18,047	565,830	197,966	44,503
2.45%	-	33	15,970	-	6,488	153,990	42,395	9,041
2.50%	-	2,654	75,297	-	8,655	501,081	326,735	21,092
2.55%	-	-	566	-	14,198	150,475	30,547	22,622
2.60%	-	-	-	-	1,021	23,110	20,203	75
2.65%	-	51	-	-	689	67,117	55,680	1,427
2.70%	-	-	-	-	630	20,683	16,680	200
2.75%	-	771	510	-	9,959	33,154	6,711	17,408
2.80%	-	-	-	-	1,091	34,340	6,532	1,811
2.85%	-	-	1,065	-	468	20,568	19,188	1,373
2.90%	-	-	-	-	-	4,878	3,570	-
2.95%	-	-	-	-	-	573	571	-
3.00%	-	-	-	-	-	468	458	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	874	870	-
3.40%	-	-	-	-	-	-	-	-

	$51	$654,346	$6,081,955	$675,957	$2,561,482	$81,420,610	$28,971,327	$3,913,187

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GVAGR2	GVAGI2	HIBF	GEM	GEM2	GIG	NVIE6	NVNMO1

0.40%	$3,089	$5,577	$169	$284	$-	$647	$159	$-
0.60%	3,502	5,501	198	124	-	296	-	-
0.65%	364	6,385	-	-	-	-	100	-
0.75%	1,399	12,401	418	-	918	-	946	-
0.80%	2,238	437	445	925	-	1,065	-	3,839
0.85%	10,462	10,618	1,097	-	1,876	-	1,680	-
0.95%	2,284	2,640	4,983	-	839	-	982	-
1.05%	3,240	784	1,215	-	887	-	306	-
1.10%	68,987	438,667	4,071	-	2,400	-	8,537	-
1.15%	423,903	2,559,277	116,462	-	83,051	-	56,116	-
1.20%	1,629	6,179	763	-	618	-	-	-
1.25%	39,424	115,130	17,448	-	10,082	-	2,652	-
1.30%	990,723	9,473,267	136,800	114,043	66,844	179,501	80,759	680,275
1.35%	197,436	581,079	35,112	-	25,337	-	19,263	-
1.40%	62,368	51,035	40,443	25,653	3,794	101,890	2,907	351,863
1.45%	58,716	190,930	28,589	-	17,690	-	13,984	-
1.50%	743,018	2,468,576	81,731	-	103,879	-	67,022	-
1.55%	383,269	1,455,779	108,663	-	62,672	-	43,041	-
1.60%	337,880	404,912	72,176	-	68,282	-	20,685	-
1.65%	113,705	504,293	29,294	-	23,518	-	13,527	-
1.70%	21,367	59,679	7,469	-	3,245	-	1,567	-
1.75%	1,102,812	6,404,015	141,744	-	119,878	-	129,108	-
1.80%	133,172	353,444	57,014	-	21,569	-	12,403	-
1.85%	163,707	1,683,526	70,267	-	70,736	-	24,615	-
1.90%	17,790	146,433	2,376	-	2,139	-	4,440	-
1.95%	724,041	1,757,721	54,159	-	73,278	-	65,917	-
2.00%	70,796	396,384	14,010	-	7,322	-	13,611	-
2.05%	100,880	456,632	12,746	-	25,849	-	8,256	-
2.10%	66,599	301,851	10,493	-	28,806	-	8,577	-
2.15%	29,774	154,104	3,957	-	5,157	-	2,108	-
2.20%	146,005	524,860	42,229	-	56,158	-	15,252	-
2.25%	10,931	71,268	2,938	-	2,598	-	1,444	-
2.30%	62,996	378,691	18,627	-	11,450	-	13,991	-
2.35%	10,984	265,483	981	-	1,659	-	2,426	-
2.40%	112,499	297,138	15,065	-	10,658	-	12,411	-
2.45%	16,681	65,168	1,199	-	2,154	-	2,299	-
2.50%	35,928	372,743	723	-	2,437	-	1,966	-
2.55%	14,344	36,619	1,637	-	9,154	-	1,773	-
2.60%	1,144	21,632	-	-	2,851	-	-	-
2.65%	12,301	60,196	-	-	6,261	-	3,571	-
2.70%	887	15,924	-	-	-	-	-	-
2.75%	2,684	9,466	14	-	589	-	1,601	-
2.80%	861	11,995	-	-	1,805	-	26	-
2.85%	373	21,001	-	-	-	-	-	-
2.90%	-	3,703	-	-	-	-	-	-
2.95%	-	592	-	-	-	-	-	-
3.00%	-	482	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	903	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,307,192	$32,165,120	$1,137,725	$141,029	$938,440	$283,399	$660,028	$1,035,977

	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.40%	$268	$-	$794	$5	$1,537	$14,641	$160	$10,337
0.60%	-	-	1,102	-	-	2,051	-	247
0.65%	37	-	1,657	-	8,185	37,200	3,951	14,768
0.75%	766	-	6,239	1,111	22,237	37,279	15,101	62,667
0.80%	-	238	-	334	23	13	-	762
0.85%	869	-	9,414	908	56,841	103,272	8,773	63,556
0.95%	139	-	-	-	-	-	-	-
1.05%	10	-	384	-	-	-	-	-
1.10%	7,462	-	40,448	1,929	1,075,057	1,188,020	322,083	1,487,067
1.15%	34,301	-	322,359	67,094	2,139,211	4,483,736	876,742	3,832,688
1.20%	185	-	4,511	-	10,958	12,514	9,076	51,951
1.25%	10,870	-	17,387	4,718	215,960	329,773	99,526	292,408
1.30%	76,893	30,035	125,022	80,973	11,043,580	9,757,815	2,778,719	10,630,867
1.35%	11,952	-	62,916	11,112	451,137	1,184,395	169,944	1,082,083
1.40%	832	4,923	34,162	4,097	45,604	23,874	49,499	104,726
1.45%	1,160	-	28,132	2,424	152,848	283,986	70,303	277,518
1.50%	29,544	-	73,824	118,314	2,624,907	2,971,721	694,042	3,126,622
1.55%	38,222	-	332,895	63,164	1,145,721	2,167,015	691,078	2,147,017
1.60%	13,757	-	30,195	44,576	233,877	135,044	130,829	527,522
1.65%	5,852	-	48,222	17,041	411,649	560,716	201,454	670,044
1.70%	394	-	7,975	803	41,127	115,387	14,731	101,071
1.75%	84,045	-	531,327	241,393	6,878,395	12,099,223	2,591,177	10,521,410
1.80%	12,844	-	37,280	54,634	278,586	355,497	195,038	476,261
1.85%	10,498	-	33,695	6,114	1,328,991	1,232,624	513,078	1,281,071
1.90%	1,149	-	5,359	3,152	118,277	375,191	49,452	220,526
1.95%	29,256	-	94,720	146,204	1,489,314	2,779,833	543,264	2,365,340
2.00%	6,390	-	57,290	17,326	355,407	527,768	304,297	642,256
2.05%	4,836	-	11,194	14,893	320,314	345,707	123,502	335,993
2.10%	3,892	-	41,654	7,816	255,426	545,144	151,989	467,069
2.15%	5,889	-	29,388	7,167	142,125	192,503	46,750	248,404
2.20%	18,936	-	27,388	46,096	472,535	797,177	203,838	956,203
2.25%	411	-	4,782	5,080	42,931	14,914	12,583	93,652
2.30%	9,078	-	14,647	32,835	277,901	602,234	148,871	366,338
2.35%	3,735	-	26,855	1,551	188,508	65,106	58,602	251,731
2.40%	-	-	12,716	18,898	133,736	154,257	41,661	96,872
2.45%	1,647	-	5,208	3,840	31,311	121,317	38,875	49,566
2.50%	208	-	3,956	29,451	346,330	201,520	65,466	167,280
2.55%	1,989	-	6,426	275	21,750	49,672	11,379	60,494
2.60%	-	-	337	-	5,568	1,932	-	9,202
2.65%	417	-	438	1,487	19,161	11,957	11,117	22,525
2.70%	-	-	2,195	33,522	62,341	4,615	1,755	13,128
2.75%	-	-	15	375	1,306	10,512	27,299	5,490
2.80%	-	-	68	-	7,001	-	3,860	720
2.85%	-	-	-	-	5,282	-	4,092	28,725
2.90%	-	-	207	-	-	-	-	-
2.95%	-	-	492	-	-	4,907	-	5,515
3.00%	-	-	-	-	-	1,519	-	1,419
3.05%	-	-	108	-	-	-	-	6,406
3.10%	-	-	-	-	930	-	-	2,303
3.40%	-	-	-	-	-	-	-	1,763

	$428,733	$35,196	$2,095,383	$1,090,712	$32,463,885	$43,903,581	$11,283,956	$43,181,583

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF

0.40%	$31	$2,716	$-	$152	$1,981	$-	$1	$116
0.60%	-	-	-	-	243	-	-	61
0.65%	-	3,120	-	1,511	823	-	1,445	2,280
0.75%	19,002	18,037	-	6,437	1,611	-	3,055	7,677
0.80%	75	-	64	-	197	25,803	-	2,718
0.85%	5,470	23,376	-	9,219	940	-	7,568	9,776
0.95%	-	-	-	755	-	-	2,378	7,379
1.05%	-	-	-	1,450	96	-	3,804	9,401
1.10%	123,328	416,683	-	40,265	11,487	-	38,529	50,872
1.15%	962,610	1,123,922	-	193,934	78,150	-	327,441	509,631
1.20%	-	2,538	-	3,307	-	-	4,678	4,713
1.25%	45,359	93,240	-	15,411	8,695	-	19,638	39,061
1.30%	228,881	3,422,275	27,176	120,167	241,230	1,274,537	82,004	731,242
1.35%	246,260	266,832	-	43,891	22,062	-	71,796	107,322
1.40%	39,517	51,571	12,626	22,487	9,875	424,710	37,168	302,568
1.45%	65,752	92,899	-	20,845	6,110	-	39,414	58,353
1.50%	348,612	897,682	-	74,182	93,640	-	68,027	110,618
1.55%	793,393	800,452	-	191,604	65,206	-	360,723	465,501
1.60%	126,849	120,196	-	53,703	27,911	-	18,545	44,350
1.65%	180,109	197,250	-	41,040	21,703	-	44,625	68,414
1.70%	27,362	29,032	-	7,211	2,480	-	9,784	19,094
1.75%	1,345,076	2,805,437	-	380,175	235,290	-	506,864	699,089
1.80%	88,871	178,893	-	30,670	14,987	-	33,664	53,189
1.85%	101,228	581,496	-	25,976	50,066	-	26,906	56,107
1.90%	64,572	73,904	-	3,734	3,496	-	6,842	12,628
1.95%	376,646	632,322	-	85,669	63,297	-	65,291	131,369
2.00%	190,559	144,713	-	33,318	8,875	-	52,933	65,021
2.05%	41,136	85,646	-	22,303	7,520	-	16,354	19,062
2.10%	66,459	155,429	-	28,451	8,727	-	21,015	26,883
2.15%	89,727	60,953	-	13,317	1,870	-	29,170	36,070
2.20%	166,139	178,416	-	26,588	20,535	-	17,733	37,862
2.25%	26,560	48,131	-	5,591	228	-	6,877	7,578
2.30%	148,973	137,654	-	8,621	17,331	-	12,304	30,257
2.35%	27,598	43,913	-	22,120	1,180	-	28,310	35,414
2.40%	94,173	41,297	-	5,572	3,557	-	10,649	8,030
2.45%	15,424	26,311	-	2,267	155	-	7,146	7,671
2.50%	87,463	65,943	-	6,685	7,166	-	2,819	7,082
2.55%	2,286	3,466	-	2,718	222	-	2,736	3,605
2.60%	4,900	15,843	-	41	266	-	1,881	963
2.65%	2,389	8,885	-	1,808	498	-	478	2,375
2.70%	2,287	312	-	396	886	-	2,193	2,492
2.75%	839	2,925	-	70	-	-	15	348
2.80%	2,304	-	-	119	-	-	78	59
2.85%	-	9,480	-	-	-	-	-	-
2.90%	1,798	-	-	210	-	-	206	211
2.95%	-	4,658	-	93	-	-	495	483
3.00%	-	-	-	-	-	-	-	-
3.05%	3,398	-	-	81	-	-	122	94
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,163,415	$12,867,848	$39,866	$1,554,164	$1,040,592	$1,725,050	$1,993,704	$3,795,089

	CAF	CAF2	GVIX2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC

0.40%	$309	$1,313	$514	$58	$1,599	$5,200	$14,063	$-
0.60%	466	-	287	-	73	77	1,631	541
0.65%	-	778	-	371	-	3,826	50,353	9,072
0.75%	-	1,950	-	793	2,034	28,290	95,066	10,536
0.80%	6,632	-	-	108	4,686	57	337	1,572
0.85%	-	724	-	5,294	99	43,548	126,438	12,993
0.95%	-	334	-	2,106	1,196	-	114	-
1.05%	-	-	-	918	2,209	410	3,114	583
1.10%	-	1,884	-	36,940	10,787	265,372	404,912	169,076
1.15%	-	48,468	-	58,109	278,286	1,073,407	2,023,433	910,822
1.20%	-	-	-	103	6,428	5,482	1,903	15,560
1.25%	-	1,664	-	2,180	61,218	69,691	89,008	51,991
1.30%	363,037	172,872	-	130,514	118,095	7,929,193	6,375,275	2,664,910
1.35%	-	17,566	-	14,876	92,147	216,232	470,061	152,479
1.40%	111,181	12,512	-	9,651	68,425	40,847	15,786	94,140
1.45%	-	4,444	-	9,216	25,482	25,221	198,203	89,723
1.50%	-	102,472	-	99,138	256,342	1,688,733	1,461,376	696,769
1.55%	-	18,044	-	24,192	176,997	361,969	834,242	572,854
1.60%	-	53,147	-	33,374	121,280	188,241	159,277	227,745
1.65%	-	22,772	-	6,592	93,781	157,578	336,274	124,046
1.70%	-	1,245	-	1,104	29,812	22,139	34,716	24,896
1.75%	-	185,227	-	117,909	674,652	3,592,347	5,947,853	2,183,961
1.80%	-	4,276	-	18,408	49,576	132,759	142,607	188,766
1.85%	-	49,169	-	14,275	44,633	637,483	697,727	443,890
1.90%	-	451	-	620	87,840	99,253	92,252	19,794
1.95%	-	57,664	-	97,729	338,733	892,098	1,250,031	325,696
2.00%	-	4,617	-	6,782	58,150	114,219	209,983	232,711
2.05%	-	7,784	-	8,716	59,970	168,142	94,570	139,235
2.10%	-	11,438	-	2,639	64,690	122,651	248,326	76,228
2.15%	-	6,761	-	1,015	209,847	111,217	64,044	60,730
2.20%	-	46,683	-	20,447	44,230	339,594	370,362	217,900
2.25%	-	3,891	-	3,949	51,910	67,893	5,522	23,201
2.30%	-	14,694	-	4,722	82,224	137,290	165,455	124,704
2.35%	-	340	-	434	170,170	152,385	18,063	51,577
2.40%	-	12,108	-	21,848	15,923	81,610	87,671	19,996
2.45%	-	1,978	-	1,610	10,782	23,227	30,935	21,749
2.50%	-	6,579	-	2,276	66,973	304,734	84,090	64,195
2.55%	-	1,398	-	3,744	22,247	13,386	32,370	15,560
2.60%	-	-	-	140	6,921	-	-	933
2.65%	-	357	-	432	5,190	2,945	673	11,771
2.70%	-	-	-	-	30,136	8,734	-	1,653
2.75%	-	703	-	-	847	333	-	53
2.80%	-	-	-	-	5,249	5,954	-	5,937
2.85%	-	-	-	-	-	4,293	-	-
2.90%	-	-	-	-	-	1,529	-	-
2.95%	-	-	-	-	21,731	6,662	-	-
3.00%	-	-	-	-	5,965	-	1,867	-
3.05%	-	-	-	-	1,501	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$481,625	$878,307	$801	$763,332	$3,481,066	$19,146,251	$22,239,983	$10,060,548

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG6	GVDIVI

0.40%	$9,948	$154	$2,681	$1,288	$6,456	$-	$376	$-
0.60%	353	-	540	443	860	-	-	-
0.65%	37,144	3,429	9,961	1,596	3,037	-	1,382	-
0.75%	63,055	10,192	34,127	3,180	22,017	-	4,802	-
0.80%	5,555	10,020	1,680	2,016	7,216	1,209	-	174
0.85%	64,101	11,310	25,747	10,812	11,069	-	7,630	-
0.95%	8,911	8,411	4,496	2,710	7,687	-	373	-
1.05%	4,621	11,931	2,106	732	5,299	-	752	-
1.10%	896,988	235,254	218,831	7,063	98,867	-	36,596	-
1.15%	5,090,169	3,186,746	1,399,984	181,088	888,709	-	319,554	-
1.20%	20,284	43,141	5,618	981	6,323	-	4,939	-
1.25%	381,435	223,524	125,471	22,415	79,176	-	19,089	-
1.30%	7,533,515	447,062	3,021,082	591,997	2,076,948	275,350	96,615	32,623
1.35%	908,992	664,379	317,095	65,211	197,565	-	73,169	-
1.40%	636,000	349,725	177,419	115,552	612,614	115,863	31,106	19,445
1.45%	316,808	215,716	132,545	43,394	111,079	-	26,198	-
1.50%	2,319,204	554,194	654,492	207,882	477,495	-	84,802	-
1.55%	3,204,317	2,330,687	998,284	147,502	890,525	-	344,804	-
1.60%	535,127	235,226	191,036	87,495	355,516	-	28,938	-
1.65%	641,760	299,393	232,403	29,911	128,751	-	39,895	-
1.70%	151,280	101,354	43,712	12,978	31,937	-	11,324	-
1.75%	8,684,971	2,707,248	2,851,985	334,964	1,345,869	-	531,363	-
1.80%	505,600	276,227	137,111	57,202	186,085	-	35,868	-
1.85%	973,881	163,129	344,956	50,935	403,826	-	34,877	-
1.90%	400,906	334,653	152,626	6,183	28,872	-	6,869	-
1.95%	1,715,180	546,364	434,449	193,321	311,184	-	88,525	-
2.00%	540,489	175,370	212,110	13,758	88,740	-	52,667	-
2.05%	278,061	89,205	77,815	23,264	83,437	-	9,172	-
2.10%	356,415	215,489	118,557	28,071	71,055	-	19,531	-
2.15%	533,221	230,076	110,096	18,318	37,536	-	31,842	-
2.20%	516,379	99,793	180,810	59,817	103,300	-	26,634	-
2.25%	123,831	68,176	68,920	4,735	32,349	-	4,575	-
2.30%	351,653	171,663	103,503	18,078	71,336	-	13,720	-
2.35%	560,638	115,078	126,462	2,558	11,177	-	27,813	-
2.40%	193,844	164,585	26,243	37,624	24,933	-	9,646	-
2.45%	55,049	24,548	5,333	8,495	9,743	-	7,235	-
2.50%	258,699	176,039	86,370	20,703	44,066	-	4,797	-
2.55%	83,647	42,763	39,463	5,464	5,270	-	4,419	-
2.60%	9,748	3,356	5,377	120	316	-	378	-
2.65%	44,321	5,240	5,192	1,796	2,467	-	2,622	-
2.70%	31,818	4,027	3,320	-	488	-	2,783	-
2.75%	17,366	19,332	532	724	2,364	-	284	-
2.80%	1,066	5,878	-	-	1,955	-	79	-
2.85%	2,841	10,624	485	-	88	-	-	-
2.90%	13,240	6,706	-	-	7	-	155	-
2.95%	951	-	-	-	-	-	624	-
3.00%	39,899	1,168	18,864	-	-	-	-	-
3.05%	-	2,711	-	-	-	-	122	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$39,123,281	$14,601,296	$12,709,889	$2,422,376	$8,885,609	$392,422	$2,048,944	$52,242

	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV1

0.40%	$290	$-	$1,344	$-	$1,688	$-	$567	$410
0.60%	-	-	254	-	297	-	406	84
0.65%	549	-	915	-	616	-	701	-
0.75%	3,091	-	5,697	-	5,307	-	2,609	-
0.80%	-	1,802	-	83	26	6,729	-	-
0.85%	2,939	-	2,906	-	1,920	-	4,184	-
0.95%	2,003	-	3,522	-	1,353	-	4,394	-
1.05%	1,530	-	2,581	-	344	-	1,934	-
1.10%	21,481	-	21,012	-	10,136	-	31,764	-
1.15%	122,098	-	234,236	-	78,895	-	257,036	-
1.20%	1,023	-	3,025	-	1,665	-	3,292	-
1.25%	7,726	-	26,557	-	12,690	-	22,296	-
1.30%	107,414	99,070	125,237	38,387	162,624	2,080,763	134,250	-
1.35%	23,287	-	56,674	-	31,175	-	73,521	-
1.40%	4,796	31,402	18,592	20,698	9,554	406,820	23,361	-
1.45%	13,394	-	30,496	-	12,998	-	25,596	-
1.50%	68,380	-	151,599	-	170,866	-	110,672	-
1.55%	93,750	-	282,541	-	96,035	-	273,659	-
1.60%	18,705	-	50,770	-	47,621	-	45,115	-
1.65%	19,346	-	37,118	-	21,484	-	56,149	-
1.70%	5,331	-	13,636	-	17,405	-	12,278	-
1.75%	204,207	-	382,068	-	224,985	-	424,602	-
1.80%	10,292	-	71,266	-	70,753	-	42,453	-
1.85%	24,780	-	50,127	-	48,278	-	56,898	-
1.90%	10,632	-	9,346	-	2,085	-	15,255	-
1.95%	61,962	-	99,424	-	92,470	-	106,311	-
2.00%	18,328	-	40,628	-	18,992	-	43,778	-
2.05%	16,557	-	15,343	-	26,036	-	19,784	-
2.10%	10,580	-	27,071	-	16,795	-	21,281	-
2.15%	2,768	-	21,870	-	7,902	-	25,997	-
2.20%	21,555	-	44,447	-	27,285	-	25,805	-
2.25%	2,423	-	4,848	-	1,889	-	3,533	-
2.30%	15,092	-	23,540	-	18,761	-	14,319	-
2.35%	2,553	-	13,120	-	1,088	-	19,705	-
2.40%	3,207	-	16,362	-	13,385	-	19,688	-
2.45%	2,148	-	6,024	-	6,385	-	7,127	-
2.50%	3,821	-	3,156	-	3,040	-	13,949	-
2.55%	781	-	4,116	-	1,609	-	2,533	-
2.60%	669	-	495	-	151	-	1,321	-
2.65%	2,050	-	1,283	-	5,568	-	1,221	-
2.70%	158	-	1,057	-	-	-	1,319	-
2.75%	306	-	763	-	1,055	-	715	-
2.80%	2,445	-	25	-	3,367	-	1,830	-
2.85%	653	-	-	-	-	-	-	-
2.90%	-	-	78	-	-	-	102	-
2.95%	-	-	234	-	-	-	294	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	40	-	-	-	54	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$935,100	$132,274	$1,905,443	$59,168	$1,276,578	$2,494,312	$1,953,658	$494

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.40%	$61	$-	$11	$318	$154	$780	$100	$3,122
0.60%	-	-	-	341	-	1,975	-	270
0.65%	1,173	-	-	-	175	-	8	2,160
0.75%	5,473	-	146	-	2,196	-	333	7,018
0.80%	2,465	1,059	-	2,263	-	6,370	-	106
0.85%	6,616	-	288	-	438	-	1,362	9,564
0.95%	172	-	770	-	1,791	-	5,280	4,745
1.05%	330	-	165	-	660	-	2,057	358
1.10%	29,867	-	3,272	-	2,760	-	6,812	32,441
1.15%	245,938	-	39,619	-	69,172	-	110,862	250,929
1.20%	2,953	-	38	-	223	-	48	223
1.25%	19,431	-	5,464	-	16,866	-	23,097	18,738
1.30%	1,902,233	75,069	50,825	321,848	56,349	652,388	54,261	736,922
1.35%	65,935	-	13,848	-	20,885	-	44,416	87,667
1.40%	553,859	14,939	2,483	113,631	4,942	298,431	4,719	44,112
1.45%	20,155	-	7,885	-	14,844	-	19,126	54,013
1.50%	116,628	-	56,704	-	56,340	-	52,183	274,554
1.55%	263,584	-	30,698	-	51,325	-	81,040	205,547
1.60%	32,318	-	22,807	-	25,213	-	21,582	86,713
1.65%	47,475	-	11,527	-	12,023	-	8,616	51,135
1.70%	8,070	-	7,338	-	3,694	-	13,481	6,770
1.75%	416,357	-	74,453	-	79,015	-	93,986	690,245
1.80%	30,115	-	11,825	-	10,375	-	10,295	45,929
1.85%	98,572	-	22,992	-	14,853	-	12,773	183,182
1.90%	19,446	-	2,121	-	2,520	-	8,126	11,345
1.95%	98,845	-	43,565	-	47,793	-	35,342	238,496
2.00%	56,213	-	5,383	-	10,703	-	4,012	41,058
2.05%	34,435	-	6,960	-	7,876	-	13,025	56,714
2.10%	25,307	-	3,126	-	8,266	-	7,683	25,351
2.15%	26,237	-	2,041	-	2,451	-	4,849	6,722
2.20%	27,004	-	20,866	-	14,813	-	11,824	77,447
2.25%	4,199	-	258	-	2,311	-	495	8,365
2.30%	15,304	-	5,574	-	4,153	-	7,573	47,330
2.35%	20,307	-	2,103	-	2,141	-	175	8,845
2.40%	22,022	-	5,587	-	9,589	-	2,693	22,399
2.45%	6,746	-	1,382	-	1,118	-	75	7,828
2.50%	3,013	-	1,076	-	788	-	421	20,163
2.55%	7,824	-	206	-	2,259	-	3,076	8,306
2.60%	348	-	53	-	-	-	-	2,973
2.65%	2,572	-	2,460	-	1,829	-	254	1,092
2.70%	1,730	-	-	-	-	-	-	393
2.75%	396	-	192	-	292	-	-	1,884
2.80%	199	-	1,659	-	851	-	-	1,857
2.85%	178	-	-	-	-	-	-	506
2.90%	79	-	-	-	-	-	-	-
2.95%	386	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	81	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,242,651	$91,067	$467,770	$438,401	$564,046	$959,944	$666,060	$3,385,537

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	EIF2	NVRE1	NVRE2

0.40%	$1,095	$-	$104	$1,439	$1,076	$293	$-	$243
0.60%	1,257	-	-	130	418	-	-	188
0.65%	191	-	1,218	2,658	-	745	-	46
0.75%	5,423	-	1,603	5,410	-	2,972	-	2,741
0.80%	39	12,594	-	8	-	415	5,731	-
0.85%	3,804	-	3,412	10,026	-	2,388	-	3,222
0.95%	349	-	4,701	-	-	279	-	9,923
1.05%	221	-	5,836	651	-	1,232	-	1,487
1.10%	26,105	-	25,874	63,382	-	36,479	-	5,075
1.15%	139,275	-	588,183	420,024	-	256,597	-	199,219
1.20%	457	-	2,812	4,519	-	1,918	-	824
1.25%	7,237	-	129,367	21,997	-	27,678	-	20,866
1.30%	379,944	3,345,566	147,616	524,343	-	414,336	564,834	135,663
1.35%	32,637	-	227,620	91,955	-	68,557	-	67,062
1.40%	26,767	1,390,692	50,568	35,614	-	34,467	248,831	9,932
1.45%	21,065	-	97,336	28,843	-	25,821	-	34,857
1.50%	150,301	-	220,460	187,285	-	250,465	-	188,769
1.55%	102,075	-	602,178	407,830	-	261,529	-	147,361
1.60%	71,567	-	74,506	32,300	-	71,882	-	122,131
1.65%	27,295	-	50,829	62,159	-	38,580	-	36,949
1.70%	6,695	-	42,116	11,398	-	23,909	-	9,587
1.75%	411,983	-	470,393	836,528	-	531,783	-	193,989
1.80%	32,568	-	72,743	45,186	-	55,079	-	40,636
1.85%	124,591	-	112,004	93,340	-	90,990	-	72,257
1.90%	11,612	-	29,224	9,047	-	12,182	-	7,675
1.95%	135,084	-	150,527	198,659	-	200,434	-	126,949
2.00%	20,825	-	36,306	77,331	-	44,353	-	15,517
2.05%	38,048	-	25,082	22,872	-	37,390	-	22,302
2.10%	32,706	-	29,477	58,504	-	27,029	-	24,805
2.15%	9,280	-	33,529	36,962	-	16,897	-	7,394
2.20%	47,369	-	41,232	57,790	-	63,637	-	67,827
2.25%	6,194	-	7,743	4,898	-	4,839	-	6,993
2.30%	40,851	-	29,026	42,894	-	30,437	-	20,569
2.35%	5,034	-	8,841	32,179	-	14,060	-	2,081
2.40%	9,882	-	13,011	15,241	-	37,663	-	26,177
2.45%	10,034	-	2,203	13,390	-	4,538	-	2,617
2.50%	31,928	-	4,104	13,918	-	13,272	-	3,378
2.55%	5,220	-	1,682	6,833	-	4,176	-	3,685
2.60%	239	-	940	433	-	225	-	73
2.65%	3,713	-	1,757	1,397	-	3,194	-	1,344
2.70%	713	-	-	3,442	-	2,338	-	-
2.75%	1,023	-	264	180	-	1,550	-	385
2.80%	2,679	-	25	614	-	456	-	2,496
2.85%	-	-	480	502	-	-	-	314
2.90%	-	-	-	179	-	48	-	-
2.95%	-	-	-	635	-	221	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	123	-	40	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,985,375	$4,748,852	$3,346,932	$3,485,048	$1,494	$2,717,373	$819,396	$1,645,608

NATIONWIDE VARIABLE-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NVSIX2	GVEX2

0.40%	$30	$-	$427	$1,580	$548	$332	$158	$3,201
0.60%	-	-	681	-	85	-	290	1,044
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	1,674	5,233	754	807	1	531
1.15%	306	169	201,294	72,368	155,702	80,722	9,473	83,877
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	166	3,764
1.30%	219	440	5,821,438	3,006,818	4,249,221	2,258,566	98,539	576,995
1.35%	-	-	96,487	15,175	13,881	4,682	7,755	48,759
1.40%	171	-	-	500	324	224	2,032	27,468
1.45%	-	-	6,540	-	648	-	1,184	5,738
1.50%	699	622	1,308,589	765,724	674,849	471,851	99,622	739,268
1.55%	-	-	25,363	2,621	2,967	1,903	4,326	36,450
1.60%	29,723	2,657	101,395	45,484	43,860	39,949	47,776	223,441
1.65%	-	-	138,313	105,562	94,984	52,518	11,833	75,562
1.70%	-	-	1,751	-	-	-	104	1,309
1.75%	396	18	2,541,240	1,088,959	1,738,318	933,255	73,222	480,748
1.80%	631	341	244,243	102,563	102,210	62,016	12,530	80,290
1.85%	996	929	848,673	344,365	524,121	294,740	16,344	121,756
1.90%	-	-	-	-	317	-	634	5,083
1.95%	3,738	2,648	1,011,799	601,363	663,560	337,345	96,358	796,283
2.00%	-	-	42,333	14,674	9,049	18,215	3,361	19,694
2.05%	52	-	98,802	93,419	72,038	35,825	2,109	58,683
2.10%	6,298	-	51,897	16,658	42,488	12,429	5,717	47,609
2.15%	-	-	39,208	3,012	16,942	3,556	710	6,457
2.20%	-	68	217,288	137,190	134,534	39,335	20,931	97,597
2.25%	-	-	23,614	20,240	14,080	1,718	3,834	41,711
2.30%	-	-	160,239	29,296	54,105	8,251	6,107	51,077
2.35%	-	-	302	-	-	-	39	2,105
2.40%	1,325	845	209,782	98,500	150,325	44,849	21,617	193,194
2.45%	-	-	50,730	7,494	16,833	2,560	2,821	17,023
2.50%	-	-	181,032	61,291	62,879	52,906	4,878	72,402
2.55%	-	-	-	7,909	422	512	172	34,877
2.60%	-	-	-	-	-	-	43	881
2.65%	-	-	-	17,191	-	-	569	2,125
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	548	718	-	30	668	38,526
2.80%	-	-	-	-	-	-	217	3,009
2.85%	-	-	486	1,198	489	1,200	-	346
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$44,584	$8,737	$13,426,168	$6,667,105	$8,840,533	$4,760,296	$556,140	$3,998,883

	NVMGA2	NOTB4	NOTG4	NOTMG4	PMVFHA	PMVRA	ALVBWB	ALVGIB

0.40%	$-	$-	$-	$-	$342	$364	$2,219	$-
0.60%	-	-	-	-	212	2	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	1,520
1.05%	-	-	-	-	-	-	-	3,055
1.10%	-	-	-	-	-	-	-	280
1.15%	163	-	-	13,323	-	-	-	14,145
1.20%	-	-	-	-	-	-	-	84
1.25%	-	-	-	-	-	-	-	9,488
1.30%	75,888	24,153	38,064	19,894	-	-	-	2,878
1.35%	618	317	1,327	640	-	-	-	-
1.40%	-	-	-	-	-	-	-	182
1.45%	-	-	-	-	-	-	-	3,460
1.50%	16,518	29,786	24,376	29,416	-	-	-	7,088
1.55%	-	-	-	-	-	-	-	11,583
1.60%	595	42,643	3,664	12,917	-	-	-	2,434
1.65%	3,423	943	301	2,534	-	-	-	-
1.70%	-	-	-	-	-	-	-	1,307
1.75%	23,251	41,433	38,218	15,831	-	-	-	6,195
1.80%	873	7,950	4,264	4,692	-	-	-	12,628
1.85%	4,998	3,980	814	1,045	-	-	-	874
1.90%	-	-	-	-	-	-	-	608
1.95%	13,395	46,399	38,773	44,127	-	-	-	941
2.00%	171	13	-	-	-	-	-	-
2.05%	1,063	467	8	18	-	-	-	3,070
2.10%	3,179	1,282	2,829	665	-	-	-	110
2.15%	-	778	156	2,267	-	-	-	1,573
2.20%	731	5,850	2,446	4,148	-	-	-	247
2.25%	16	-	-	4,097	-	-	-	47
2.30%	202	5,879	10,137	3,026	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	1,487	5,812	13,150	2,738	-	-	-	-
2.45%	45	1,768	119	1,697	-	-	-	-
2.50%	4,993	2,470	1,268	1,014	-	-	-	-
2.55%	-	336	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	269	-	-	-	-	-	-
2.85%	-	-	-	8,700	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$151,609	$222,528	$179,914	$172,789	$554	$366	$2,219	$83,797

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ALVSVA	ALVSVB	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI

0.40%	$930	$352	$-	$-	$-	$-	$1,019	$-
0.60%	213	-	-	-	-	-	-	-
0.65%	-	361	-	-	-	-	1,344	-
0.75%	-	479	-	-	-	-	11,357	-
0.80%	-	315	1,204	-	233	-	345	-
0.85%	-	782	-	-	-	-	8,687	-
0.95%	-	1,583	-	-	-	3,719	9,199	-
1.05%	-	1,967	-	-	-	4,365	3,445	-
1.10%	-	15,167	-	-	-	-	36,939	-
1.15%	-	84,966	-	-	-	10,546	350,232	-
1.20%	-	76	-	-	-	-	852	-
1.25%	-	11,331	-	-	-	5,790	33,914	-
1.30%	-	286,211	333,216	855	160,057	-	869,631	43
1.35%	-	31,449	-	-	-	562	77,596	-
1.40%	-	15,460	123,693	94	49,146	2,814	59,595	75
1.45%	-	7,819	-	-	-	693	35,588	-
1.50%	-	161,162	-	-	-	3,725	215,085	-
1.55%	-	72,823	-	-	-	14,176	268,473	-
1.60%	-	60,005	-	-	-	530	80,116	-
1.65%	-	28,648	-	-	-	-	86,239	-
1.70%	-	9,911	-	-	-	93	10,465	-
1.75%	-	259,745	-	-	-	3,569	729,644	-
1.80%	-	24,744	-	-	-	1,427	77,358	-
1.85%	-	72,494	-	-	-	2,729	129,366	-
1.90%	-	3,166	-	-	-	1,741	8,369	-
1.95%	-	136,345	-	-	-	-	224,794	-
2.00%	-	21,449	-	-	-	-	48,964	-
2.05%	-	25,082	-	-	-	1,136	22,927	-
2.10%	-	22,181	-	-	-	-	43,423	-
2.15%	-	7,465	-	-	-	-	14,637	-
2.20%	-	58,776	-	-	-	451	100,451	-
2.25%	-	2,723	-	-	-	-	5,090	-
2.30%	-	28,534	-	-	-	-	43,318	-
2.35%	-	2,070	-	-	-	-	6,293	-
2.40%	-	27,114	-	-	-	133	12,204	-
2.45%	-	5,388	-	-	-	-	11,232	-
2.50%	-	14,744	-	-	-	-	11,136	-
2.55%	-	18,212	-	-	-	-	5,236	-
2.60%	-	124	-	-	-	-	621	-
2.65%	-	814	-	-	-	-	314	-
2.70%	-	196	-	-	-	-	493	-
2.75%	-	15,894	-	-	-	-	-	-
2.80%	-	1,799	-	-	-	-	90	-
2.85%	-	190	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,143	$1,540,116	$458,113	$949	$209,436	$58,199	$3,656,081	$118

	ACVMV1	ACVMV2	DVMCSS	DVSCS	DCAP	DCAPS	DVDLS	DGI

0.40%	$1,266	$1,108	$492	$865	$-	$3,088	$-	$-
0.60%	80	-	182	-	-	514	-	-
0.65%	-	331	-	730	-	855	-	-
0.75%	-	3,871	-	5,075	-	4,964	-	-
0.80%	1,093	-	-	1,037	1,984	-	-	483
0.85%	-	6,386	-	12,052	-	6,104	-	-
0.95%	-	1,681	-	2,604	-	978	681	-
1.05%	-	1,767	-	5,345	-	7,767	-	-
1.10%	-	27,110	145	9,864	-	9,489	-	-
1.15%	-	172,552	13,528	152,024	-	147,036	4,068	-
1.20%	-	586	-	1,305	-	-	-	-
1.25%	-	20,202	242	14,218	-	15,143	1,817	-
1.30%	88,728	290,342	59,438	218,440	297,943	339,983	-	141,822
1.35%	-	55,696	6,346	39,850	-	48,800	-	-
1.40%	31,293	9,469	498	42,558	97,198	8,795	262	51,804
1.45%	-	21,287	1,956	31,694	-	20,461	365	-
1.50%	-	185,398	45,105	87,912	-	140,618	59	-
1.55%	-	122,954	7,000	132,687	-	100,223	2,048	-
1.60%	-	80,057	9,819	27,660	-	75,787	-	-
1.65%	-	39,086	5,659	15,980	-	28,558	-	-
1.70%	-	6,081	-	4,266	-	13,126	751	-
1.75%	-	375,295	27,333	238,566	-	285,559	3,197	-
1.80%	-	40,499	9,167	30,863	-	31,847	509	-
1.85%	-	65,292	7,659	25,593	-	90,956	172	-
1.90%	-	7,440	336	4,224	-	5,732	-	-
1.95%	-	177,187	58,629	51,245	-	145,248	562	-
2.00%	-	21,450	6,904	14,506	-	17,562	-	-
2.05%	-	49,638	11,204	8,991	-	16,511	-	-
2.10%	-	26,878	7,052	18,693	-	27,573	241	-
2.15%	-	7,648	357	10,783	-	7,563	-	-
2.20%	-	64,948	9,514	21,210	-	40,754	-	-
2.25%	-	4,778	663	1,071	-	2,925	106	-
2.30%	-	24,613	3,356	5,135	-	24,849	-	-
2.35%	-	3,874	37	5,394	-	2,849	-	-
2.40%	-	18,606	12,965	1,691	-	8,803	-	-
2.45%	-	3,256	631	2,652	-	2,431	-	-
2.50%	-	7,664	1,036	454	-	11,866	-	-
2.55%	-	4,230	-	2,448	-	2,671	-	-
2.60%	-	1,052	-	82	-	7,870	-	-
2.65%	-	2,909	1,135	-	-	397	-	-
2.70%	-	1,161	-	447	-	427	-	-
2.75%	-	5,371	538	-	-	1,320	-	-
2.80%	-	4,738	1,952	17	-	-	-	-
2.85%	-	528	605	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	100	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	26	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$122,460	$1,965,019	$311,483	$1,250,357	$397,125	$1,708,002	$14,838	$194,109

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP	FNRS2

0.40%	$-	$-	$-	$-	$-	$-	$-	$441
0.60%	-	-	-	-	-	-	-	1,378
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	992
0.80%	-	75	-	5,319	-	1,923	1,056	1,692
0.85%	-	-	-	-	-	-	-	5,783
0.95%	158	-	2,184	-	-	-	-	3,731
1.05%	-	-	617	-	-	-	-	2,247
1.10%	111	-	1,281	-	412	-	-	5,050
1.15%	2,620	-	66,342	-	21,477	-	-	96,948
1.20%	-	-	6,385	-	7,494	-	-	541
1.25%	1,414	-	22,123	-	9,307	-	-	9,448
1.30%	-	72,491	106	3,110,004	-	417,992	1,351,603	183,866
1.35%	-	-	12,518	-	5,905	-	-	35,917
1.40%	70	35,102	16,061	1,242,452	3,799	227,941	282,171	29,280
1.45%	618	-	16,647	-	1,758	-	-	13,881
1.50%	44	-	9,929	-	3,028	-	-	135,109
1.55%	3,382	-	76,494	-	27,202	-	-	105,696
1.60%	337	-	6,152	-	647	-	-	47,974
1.65%	-	-	16,906	-	1,094	-	-	29,418
1.70%	274	-	16,374	-	428	-	-	5,385
1.75%	312	-	55,571	-	8,602	-	-	181,119
1.80%	500	-	13,373	-	5,871	-	-	28,068
1.85%	1,152	-	4,860	-	2,031	-	-	49,910
1.90%	659	-	2,059	-	2,399	-	-	4,010
1.95%	-	-	1,894	-	2,864	-	-	115,748
2.00%	-	-	3,273	-	-	-	-	16,274
2.05%	1,060	-	4,104	-	397	-	-	21,379
2.10%	-	-	2,361	-	172	-	-	32,140
2.15%	-	-	2,563	-	867	-	-	10,247
2.20%	-	-	7,226	-	-	-	-	45,891
2.25%	215	-	739	-	643	-	-	2,433
2.30%	-	-	399	-	219	-	-	15,609
2.35%	-	-	148	-	22	-	-	2,465
2.40%	-	-	159	-	-	-	-	20,022
2.45%	-	-	97	-	-	-	-	2,153
2.50%	-	-	-	-	-	-	-	12,322
2.55%	-	-	-	-	-	-	-	2,466
2.60%	-	-	-	-	-	-	-	54
2.65%	-	-	-	-	-	-	-	298
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	375
2.80%	-	-	-	-	-	-	-	671
2.85%	-	-	-	-	-	-	-	570
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$12,926	$107,668	$368,945	$4,357,775	$106,638	$647,856	$1,634,830	$1,279,001

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGP

0.40%	$1,275	$-	$-	$-	$-	$-	$-	$-
0.60%	-	-	-	-	-	-	-	-
0.65%	1,622	-	-	-	-	-	-	-
0.75%	2,859	-	-	-	-	-	-	-
0.80%	-	626	-	459	-	1,313	-	11,556
0.85%	9,259	-	-	-	-	-	-	-
0.95%	1,324	-	-	-	-	-	-	-
1.05%	1,015	-	-	-	-	-	-	-
1.10%	39,081	-	61,854	-	210,442	-	1,034	-
1.15%	409,269	-	281,320	-	1,019,042	-	53,733	-
1.20%	1,719	-	1,181	-	3,420	-	104	-
1.25%	49,912	-	10,199	-	49,067	-	23,736	-
1.30%	693,378	57,272	996,720	137,151	1,748,307	123,131	71,174	3,988,588
1.35%	115,986	-	69,683	-	210,850	-	49,772	-
1.40%	19,625	15,254	20,631	8,402	21,697	15,210	699	936,278
1.45%	52,981	-	27,914	-	64,750	-	6,920	-
1.50%	428,709	-	231,975	-	433,529	-	121,234	-
1.55%	301,812	-	148,630	-	483,568	-	70,968	-
1.60%	203,789	-	33,950	-	77,691	-	34,276	-
1.65%	73,079	-	74,597	-	94,441	-	14,008	-
1.70%	14,486	-	11,504	-	13,315	-	4,169	-
1.75%	691,881	-	630,824	-	1,477,647	-	168,127	-
1.80%	95,992	-	32,955	-	58,347	-	11,132	-
1.85%	167,949	-	180,057	-	194,257	-	38,262	-
1.90%	15,237	-	7,643	-	42,869	-	7,033	-
1.95%	397,198	-	151,958	-	315,335	-	155,039	-
2.00%	70,169	-	77,280	-	130,961	-	9,663	-
2.05%	115,534	-	31,459	-	36,477	-	30,857	-
2.10%	55,133	-	13,896	-	60,330	-	16,031	-
2.15%	30,458	-	10,234	-	23,901	-	17,581	-
2.20%	88,590	-	57,942	-	135,320	-	45,424	-
2.25%	10,199	-	7,364	-	5,424	-	3,126	-
2.30%	31,791	-	20,187	-	44,946	-	17,907	-
2.35%	11,823	-	351	-	21,451	-	2,304	-
2.40%	40,121	-	10,291	-	27,667	-	25,221	-
2.45%	13,960	-	2,003	-	10,193	-	1,452	-
2.50%	17,552	-	29,272	-	16,456	-	12,183	-
2.55%	3,872	-	5,787	-	8,006	-	369	-
2.60%	93	-	-	-	-	-	32,723	-
2.65%	961	-	676	-	-	-	-	-
2.70%	799	-	-	-	2,508	-	-	-
2.75%	7,292	-	-	-	-	-	578	-
2.80%	426	-	-	-	-	-	-	-
2.85%	-	-	329	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,288,210	$73,152	$3,240,666	$146,012	$7,042,214	$139,654	$1,046,839	$4,936,422

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS

0.40%	$3,680	$-	$1,974	$-	$2,855	$-	$439	$-
0.60%	1,550	-	826	-	1,245	-	-	-
0.65%	904	-	2,462	-	1,133	-	530	-
0.75%	7,319	-	15,521	-	2,781	-	1,085	-
0.80%	-	1,495	-	4,001	-	1,199	-	229
0.85%	6,980	-	20,464	-	11,790	-	2,909	-
0.95%	341	-	2,115	-	2,834	-	426	-
1.05%	3,082	-	3,385	-	5,053	-	1,130	-
1.10%	21,050	-	95,206	-	44,822	-	10,157	-
1.15%	263,998	-	743,514	-	557,891	-	92,233	-
1.20%	7,574	-	6,501	-	1,825	-	553	-
1.25%	24,056	-	46,176	-	51,945	-	12,777	-
1.30%	636,133	155,937	676,711	230,691	521,490	662,917	150,240	58,038
1.35%	86,078	-	155,787	-	176,326	-	23,287	-
1.40%	10,365	63,160	58,262	62,253	22,989	141,606	4,533	13,571
1.45%	37,331	-	92,674	-	63,018	-	17,625	-
1.50%	462,732	-	310,044	-	321,031	-	83,450	-
1.55%	175,525	-	607,561	-	423,624	-	66,565	-
1.60%	202,008	-	93,781	-	144,360	-	22,639	-
1.65%	78,843	-	122,627	-	81,756	-	12,674	-
1.70%	18,069	-	25,567	-	29,880	-	9,317	-
1.75%	618,366	-	1,211,815	-	768,652	-	176,448	-
1.80%	68,664	-	77,615	-	91,110	-	17,212	-
1.85%	221,657	-	153,422	-	176,768	-	36,053	-
1.90%	25,231	-	28,999	-	23,336	-	5,049	-
1.95%	483,534	-	229,818	-	312,167	-	83,568	-
2.00%	77,180	-	112,060	-	59,057	-	9,604	-
2.05%	121,181	-	27,765	-	50,810	-	9,190	-
2.10%	66,536	-	58,463	-	71,262	-	15,811	-
2.15%	15,672	-	47,855	-	39,099	-	3,429	-
2.20%	111,399	-	78,539	-	107,158	-	22,493	-
2.25%	6,386	-	9,524	-	9,236	-	1,129	-
2.30%	55,564	-	41,840	-	55,078	-	12,814	-
2.35%	8,931	-	40,933	-	11,807	-	3,909	-
2.40%	93,325	-	26,641	-	48,475	-	11,190	-
2.45%	11,258	-	15,431	-	7,056	-	2,559	-
2.50%	16,988	-	24,457	-	16,264	-	6,699	-
2.55%	41,028	-	7,803	-	4,760	-	1,048	-
2.60%	894	-	586	-	1,203	-	891	-
2.65%	5,731	-	2,190	-	3,134	-	2,484	-
2.70%	566	-	2,371	-	723	-	408	-
2.75%	35,047	-	106	-	874	-	110	-
2.80%	4,019	-	196	-	960	-	195	-
2.85%	1,593	-	-	-	1,048	-	124	-
2.90%	-	-	312	-	-	-	-	-
2.95%	-	-	530	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	135	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,138,368	$220,592	$5,280,564	$296,945	$4,328,685	$805,722	$934,986	$71,838

	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2	FTVGI2	FTVFA2

0.40%	$724	$-	$296	$1,656	$-	$-	$357	$984
0.60%	3,004	-	-	1,444	-	-	3,169	205
0.65%	160	-	775	-	-	-	155	66
0.75%	6,363	-	1,911	-	82	575	1,994	752
0.80%	881	-	656	-	328	268	1,013	26
0.85%	4,283	-	6,380	-	84	95	2,603	204
0.95%	2,596	2,951	3,976	-	203	2,118	1,785	128
1.05%	3,689	2,993	2,461	-	560	863	2,705	450
1.10%	21,911	1,659	27,717	-	2,823	19,385	7,305	2,983
1.15%	262,894	121,629	240,893	-	26,614	138,784	142,763	34,332
1.20%	124	1,058	12,555	-	59	882	474	-
1.25%	37,312	37,823	25,202	-	2,334	17,965	13,693	6,842
1.30%	535,204	2,262	179,987	-	19,803	30,018	311,834	169,914
1.35%	163,793	29,085	70,205	-	7,315	29,363	61,483	23,384
1.40%	118,779	16,589	38,411	-	9,254	13,784	62,531	6,962
1.45%	38,431	28,464	33,411	-	3,141	25,161	41,223	8,015
1.50%	494,105	28,140	70,070	-	7,155	32,258	231,026	246,210
1.55%	222,719	190,630	242,857	-	44,690	135,659	109,198	42,068
1.60%	336,151	14,842	41,219	-	2,477	14,866	212,145	145,991
1.65%	98,421	11,729	38,352	-	2,017	13,141	49,977	30,504
1.70%	17,334	10,897	12,325	-	889	17,694	8,503	2,108
1.75%	600,580	59,770	326,288	-	26,971	148,974	290,833	264,434
1.80%	150,486	60,266	28,938	-	4,611	21,558	104,248	48,524
1.85%	95,475	10,742	33,036	-	1,862	17,614	60,708	35,976
1.90%	1,374	13,577	6,558	-	1,678	9,822	707	-
1.95%	425,360	15,825	53,981	-	6,557	21,616	199,742	249,062
2.00%	34,704	287	39,412	-	1,055	18,337	15,016	16,363
2.05%	35,773	8,953	9,201	-	481	2,258	20,831	36,204
2.10%	58,868	6,367	20,588	-	1,426	12,675	13,384	15,701
2.15%	24,003	4,437	18,237	-	2,183	7,906	16,022	4,379
2.20%	64,662	6,760	24,348	-	227	11,598	60,488	68,506
2.25%	34,013	764	2,576	-	81	2,603	6,486	5,032
2.30%	43,081	981	11,809	-	1,440	11,205	18,819	43,039
2.35%	244	449	13,366	-	159	7,705	407	3,100
2.40%	106,023	76	1,814	-	98	855	22,315	43,335
2.45%	20,901	156	5,024	-	316	2,600	3,306	5,672
2.50%	3,684	221	4,897	-	143	7,823	4,239	11,212
2.55%	25,473	19	1,776	-	-	1,671	4,454	5,441
2.60%	682	-	1,096	-	-	2,039	809	-
2.65%	2,323	558	343	-	234	132	1,057	3,032
2.70%	-	-	1,503	-	-	913	-	-
2.75%	20,237	-	1	-	-	769	40	431
2.80%	1,433	-	25	-	-	18	-	133
2.85%	580	-	-	-	-	-	221	-
2.90%	-	-	101	-	-	-	-	-
2.95%	-	-	191	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	39	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,118,837	$690,959	$1,654,807	$3,100	$179,350	$803,570	$2,110,068	$1,581,704

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FTVSI2	FTVHI2	GVSSCS	AMTB	AMINS	AMCG	AMMCGS	AMTP

0.40%	$1,150	$692	$340	$21	$-	$-	$-	$-
0.60%	848	627	55	-	-	-	-	-
0.65%	-	-	-	1,279	-	-	-	-
0.75%	-	-	-	5,688	-	-	-	-
0.80%	-	-	-	280	-	-	38	-
0.85%	-	-	-	5,222	-	-	-	-
0.95%	-	-	-	4,118	-	-	58	-
1.05%	-	-	-	849	-	-	164	-
1.10%	-	-	-	33,480	-	-	80	-
1.15%	-	-	-	229,760	-	-	1,002	-
1.20%	-	-	-	2,788	-	-	11	-
1.25%	-	-	-	14,519	-	-	425	-
1.30%	-	-	-	234,684	-	16	758	-
1.35%	-	-	-	55,958	-	-	168	-
1.40%	-	-	-	105,041	-	15	1,018	184
1.45%	-	-	-	36,391	-	-	124	-
1.50%	-	-	-	45,045	704	-	205	-
1.55%	-	-	-	203,695	-	-	1,063	-
1.60%	-	-	-	21,045	2	-	90	-
1.65%	-	-	-	61,622	-	-	9	-
1.70%	-	-	-	10,715	-	-	22	-
1.75%	-	-	-	350,137	139	-	640	-
1.80%	-	-	-	42,548	260	-	69	-
1.85%	-	-	-	33,531	15	-	29	-
1.90%	-	-	-	12,727	-	-	-	-
1.95%	-	-	-	52,510	-	-	83	-
2.00%	-	-	-	32,919	-	-	20	-
2.05%	-	-	-	6,188	-	-	4	-
2.10%	-	-	-	14,088	-	-	40	-
2.15%	-	-	-	16,906	365	-	49	-
2.20%	-	-	-	23,637	-	-	365	-
2.25%	-	-	-	4,557	195	-	-	-
2.30%	-	-	-	15,157	-	-	390	-
2.35%	-	-	-	18,926	-	-	-	-
2.40%	-	-	-	5,013	-	-	151	-
2.45%	-	-	-	2,812	-	-	32	-
2.50%	-	-	-	3,219	-	-	18	-
2.55%	-	-	-	607	-	-	-	-
2.60%	-	-	-	1,136	-	-	-	-
2.65%	-	-	-	1,204	-	-	-	-
2.70%	-	-	-	648	-	-	-	-
2.75%	-	-	-	1,658	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	182	-	-	-	-
2.95%	-	-	-	70	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,998	$1,319	$395	$1,712,580	$1,680	$31	$7,125	$184

	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS	OVIG	OVGI

0.40%	$-	$-	$-	$-	$436	$-	$1,734	$1,481
0.60%	-	-	-	-	3,169	-	2,645	644
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	1,904	-	-
0.80%	143	-	434	578	3,240	-	-	347
0.85%	-	-	-	-	-	1,896	-	-
0.95%	10,829	-	-	-	-	11,480	-	-
1.05%	863	-	-	-	-	8,372	-	-
1.10%	3,929	39	-	-	-	4,797	-	-
1.15%	62,043	8,447	-	-	-	207,542	-	-
1.20%	-	-	-	-	-	1,381	-	-
1.25%	5,974	323	-	-	-	58,081	-	-
1.30%	59,620	55,811	300,370	214,383	1,462,750	171,785	-	133,686
1.35%	26,518	1,475	-	-	-	91,722	-	-
1.40%	15,583	2,639	138,001	124,413	622,327	13,657	-	31,547
1.45%	7,058	3,460	-	-	-	45,738	-	-
1.50%	10,470	48,952	-	-	-	206,856	-	-
1.55%	40,592	5,990	-	-	-	160,272	-	-
1.60%	5,384	11,072	-	-	-	78,293	-	-
1.65%	983	5,453	-	-	-	19,455	-	-
1.70%	10,382	460	-	-	-	8,609	-	-
1.75%	33,044	36,140	-	-	-	198,848	-	-
1.80%	3,930	4,744	-	-	-	46,139	-	-
1.85%	1,789	13,947	-	-	-	32,705	-	-
1.90%	8,556	50	-	-	-	3,763	-	-
1.95%	2,975	81,592	-	-	-	138,849	-	-
2.00%	1,840	1,449	-	-	-	7,461	-	-
2.05%	2,745	8,726	-	-	-	16,657	-	-
2.10%	1,444	2,348	-	-	-	20,690	-	-
2.15%	3,043	3,172	-	-	-	3,968	-	-
2.20%	1,378	6,973	-	-	-	58,807	-	-
2.25%	730	363	-	-	-	1,070	-	-
2.30%	1,943	9,732	-	-	-	17,655	-	-
2.35%	1,882	58	-	-	-	1,129	-	-
2.40%	225	13,918	-	-	-	41,297	-	-
2.45%	-	328	-	-	-	3,494	-	-
2.50%	-	3,937	-	-	-	6,148	-	-
2.55%	-	144	-	-	-	5,528	-	-
2.60%	-	-	-	-	-	4,203	-	-
2.65%	206	-	-	-	-	313	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	523	-	-
2.80%	-	549	-	-	-	39	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$326,101	$332,291	$438,805	$339,374	$2,091,922	$1,701,126	$4,379	$167,705

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD

0.40%	$660	$-	$316	$-	$-	$-	$851	$211
0.60%	-	-	-	-	-	-	1,024	-
0.65%	2,315	-	486	-	-	-	-	-
0.75%	4,710	-	1,372	-	-	32	3,250	918
0.80%	-	960	-	686	432	-	-	1
0.85%	8,510	-	2,627	-	-	487	561	1,298
0.95%	1,999	-	2,912	-	-	602	-	-
1.05%	1,041	-	3,820	-	-	1,062	-	181
1.10%	52,087	-	10,413	-	-	297	660	2,514
1.15%	423,975	-	132,529	-	-	28,482	34,695	21,219
1.20%	4,939	-	94	-	-	226	-	-
1.25%	34,653	-	11,912	-	-	2,729	775	3,456
1.30%	238,381	78,812	191,365	120,389	18,362	-	69,731	39,663
1.35%	108,999	-	57,367	-	-	7,975	17,050	11,415
1.40%	39,298	21,382	6,922	18,455	7,199	3,215	3,435	4,524
1.45%	34,611	-	18,775	-	-	6,423	3,501	3,482
1.50%	173,972	-	140,224	-	-	6,182	108,625	36,079
1.55%	451,948	-	132,986	-	-	24,257	18,512	20,220
1.60%	71,303	-	44,126	-	-	24,785	97,132	29,298
1.65%	60,025	-	22,934	-	-	2,867	18,674	6,676
1.70%	19,871	-	4,554	-	-	682	1,649	341
1.75%	757,700	-	233,120	-	-	12,743	138,266	56,012
1.80%	51,399	-	47,114	-	-	10,049	33,206	8,026
1.85%	120,917	-	77,181	-	-	983	12,457	4,352
1.90%	9,318	-	11,754	-	-	1,270	-	-
1.95%	147,506	-	122,055	-	-	3,267	76,798	18,559
2.00%	76,330	-	16,753	-	-	1,257	12,044	2,249
2.05%	21,924	-	35,546	-	-	200	11,468	7,266
2.10%	37,675	-	41,938	-	-	638	20,993	4,440
2.15%	33,148	-	6,344	-	-	503	2,878	3,692
2.20%	49,083	-	40,332	-	-	228	35,751	14,406
2.25%	6,092	-	1,839	-	-	1,200	3,619	2,032
2.30%	31,868	-	19,967	-	-	72	12,632	6,555
2.35%	30,683	-	3,800	-	-	-	-	-
2.40%	19,668	-	24,761	-	-	7	15,341	4,209
2.45%	10,144	-	3,885	-	-	301	1,077	771
2.50%	11,885	-	4,072	-	-	-	4,385	1,384
2.55%	12,231	-	8,532	-	-	-	3,744	1,827
2.60%	2,262	-	6,707	-	-	-	361	-
2.65%	567	-	5,254	-	-	-	-	-
2.70%	2,427	-	-	-	-	-	-	-
2.75%	2,400	-	380	-	-	13	1,131	308
2.80%	740	-	217	-	-	-	-	-
2.85%	-	-	148	-	-	-	-	-
2.90%	206	-	-	-	-	-	-	-
2.95%	545	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	122	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,170,137	$101,154	$1,497,433	$139,530	$25,993	$143,034	$766,276	$317,584

	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PVGIB	PVTIGB	PVTVB

0.40%	$7,208	$8,865	$306	$49	$277	$-	$-	$-
0.60%	2,228	2,321	14	584	224	-	-	-
0.65%	4,208	4,379	-	-	-	-	-	-
0.75%	15,422	10,476	-	-	-	-	-	-
0.80%	335	-	-	-	-	-	-	-
0.85%	30,178	17,337	-	-	-	-	-	-
0.95%	4,972	1,522	-	-	-	-	-	320
1.05%	5,436	1,848	-	-	-	171	-	15
1.10%	60,659	5,468	-	4	-	11	-	-
1.15%	465,430	222,911	-	2,471	-	6,566	591	5,471
1.20%	1,996	96	-	-	-	-	-	-
1.25%	28,929	6,696	-	2	-	1,244	302	3,158
1.30%	1,561,593	1,193,152	-	11,580	-	-	-	-
1.35%	137,663	105,087	-	296	-	833	-	58
1.40%	63,971	27,981	-	-	-	385	349	685
1.45%	54,056	34,203	-	720	-	1,067	335	979
1.50%	506,475	473,832	-	9,813	-	955	336	209
1.55%	370,827	88,365	-	449	-	9,061	213	3,774
1.60%	209,020	321,284	-	5,199	-	-	39	5,130
1.65%	121,193	89,076	-	971	-	144	-	90
1.70%	11,804	1,216	-	-	-	462	-	808
1.75%	1,326,404	1,020,949	-	4,583	-	8,414	466	409
1.80%	98,241	110,776	-	3,685	-	835	193	2,002
1.85%	309,660	256,627	-	7,361	-	421	267	382
1.90%	14,109	3,581	-	-	-	620	-	433
1.95%	427,434	341,411	-	15,317	-	797	-	-
2.00%	76,963	26,262	-	216	-	-	-	-
2.05%	75,225	95,700	-	151	-	-	674	-
2.10%	67,179	59,328	-	335	-	1,779	-	-
2.15%	27,248	25,686	-	830	-	-	-	-
2.20%	131,639	158,418	-	1,980	-	-	-	14
2.25%	14,786	8,421	-	195	-	50	-	11
2.30%	93,421	99,687	-	84	-	-	-	-
2.35%	22,480	5,075	-	-	-	-	-	-
2.40%	23,977	54,408	-	8,351	-	-	-	-
2.45%	13,837	9,495	-	100	-	314	-	-
2.50%	18,688	16,928	-	97	-	-	-	-
2.55%	15,272	12,215	-	-	-	-	-	-
2.60%	180	2,987	-	-	-	-	-	-
2.65%	3,149	1,518	-	-	-	-	-	-
2.70%	1,511	519	-	-	-	-	-	-
2.75%	1,276	878	-	-	-	-	-	-
2.80%	394	722	-	-	-	-	-	-
2.85%	1,707	1,797	-	-	-	-	-	-
2.90%	77	-	-	-	-	-	-	-
2.95%	422	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	53	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$6,428,935	$4,929,503	$320	$75,423	$501	$34,129	$3,765	$23,948

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	ACEG2	VYDS	ROCSC	RVARS	TRHS2	VWHAS	VWBF	VWEM

0.40%	$-	$-	$1,248	$806	$1,351	$165	$-	$-
0.60%	-	-	97	709	1,888	1,313	-	-
0.65%	-	-	-	-	335	-	-	-
0.75%	-	-	-	-	8,866	2,142	-	-
0.80%	563	-	-	-	4,203	13	45	1,562
0.85%	-	-	-	-	26,715	899	-	-
0.95%	858	-	-	-	11,368	225	-	-
1.05%	1,606	-	-	-	5,595	-	-	-
1.10%	798	-	-	37	8,215	483	-	-
1.15%	13,812	174	-	25,641	258,910	25,820	-	-
1.20%	12	-	-	-	1,081	-	-	-
1.25%	2,552	4,153	-	267	18,093	407	-	-
1.30%	4,956	-	-	55,198	895,993	80,278	80,471	210,439
1.35%	2,382	1,086	-	3,453	107,631	8,097	-	-
1.40%	3,465	-	-	918	185,374	7,302	44,397	80,976
1.45%	852	-	-	118	35,833	260	-	-
1.50%	3,059	-	-	28,052	429,700	48,369	-	-
1.55%	16,370	62	-	1,175	230,923	36,503	-	-
1.60%	1,269	-	-	19,027	226,310	29,585	-	-
1.65%	168	-	-	1,573	112,899	7,167	-	-
1.70%	5,134	-	-	-	39,862	690	-	-
1.75%	8,079	-	-	26,837	468,200	46,456	-	-
1.80%	1,527	-	-	4,761	107,077	9,362	-	-
1.85%	1,693	-	-	4,347	189,782	17,886	-	-
1.90%	2,901	-	-	-	18,833	254	-	-
1.95%	2,767	-	-	40,312	366,298	41,413	-	-
2.00%	714	-	-	1,399	39,688	3,442	-	-
2.05%	1,259	-	-	3,858	108,728	29,273	-	-
2.10%	1,088	-	-	2,432	88,621	19,481	-	-
2.15%	2,071	-	-	1,105	13,839	1,307	-	-
2.20%	2,116	-	-	16,184	109,241	21,852	-	-
2.25%	37	-	-	1,887	6,846	759	-	-
2.30%	179	-	-	998	38,186	7,840	-	-
2.35%	127	-	-	-	6,225	740	-	-
2.40%	426	-	-	12,248	96,232	7,304	-	-
2.45%	101	-	-	1,202	3,065	654	-	-
2.50%	40	-	-	592	26,456	1,037	-	-
2.55%	-	-	-	371	28,453	2,929	-	-
2.60%	-	-	-	-	246	-	-	-
2.65%	-	-	-	-	11,079	346	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	6,475	138	-	-
2.80%	-	-	-	-	9,321	520	-	-
2.85%	-	-	-	-	2,855	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$82,981	$5,475	$1,345	$255,507	$4,356,891	$462,711	$124,913	$292,977

	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRHIP	WRMCG	WRPAP

0.40%	$-	$28,473	$6,360	$19,412	$1,791	$725	$3,541	$154
0.60%	-	8,818	1,545	5,307	4,677	3,198	2,005	39
0.65%	-	-	-	-	40	-	153	-
0.75%	779	-	-	-	4,173	1,249	551	-
0.80%	1,360	-	-	-	1,118	-	-	-
0.85%	99	-	-	-	360	1,012	274	-
0.95%	-	-	-	-	403	-	-	-
1.05%	7	-	-	-	1,124	-	-	-
1.10%	2,152	-	-	-	8,436	1,237	273	-
1.15%	6,365	-	-	-	106,696	67,846	27,167	-
1.20%	-	-	-	-	17	64	-	-
1.25%	1,199	-	-	-	23,782	3,735	1,356	-
1.30%	229,376	-	-	-	418,096	197,891	134,234	-
1.35%	3,328	-	-	-	80,362	29,397	27,438	-
1.40%	61,083	-	-	-	32,702	21,490	7,077	-
1.45%	1,345	-	-	-	16,333	16,431	5,693	-
1.50%	10,899	-	-	-	658,904	185,232	144,626	-
1.55%	16,254	-	-	-	127,030	46,471	13,432	-
1.60%	4,301	-	-	-	437,483	191,333	102,709	-
1.65%	2,688	-	-	-	71,658	33,885	14,283	-
1.70%	28	-	-	-	4,539	903	812	-
1.75%	8,065	-	-	-	701,850	173,769	177,855	-
1.80%	9,849	-	-	-	183,867	47,989	31,991	-
1.85%	4,540	-	-	-	56,120	108,773	26,985	-
1.90%	-	-	-	-	2,513	17,566	2,563	-
1.95%	3,015	-	-	-	589,169	154,499	126,319	-
2.00%	967	-	-	-	68,904	23,281	6,031	-
2.05%	4,053	-	-	-	46,765	51,799	22,257	-
2.10%	2,917	-	-	-	79,969	17,889	11,081	-
2.15%	848	-	-	-	37,883	4,922	2,605	-
2.20%	20,290	-	-	-	231,928	49,073	37,780	-
2.25%	108	-	-	-	26,469	4,120	2,188	-
2.30%	2,736	-	-	-	58,764	27,567	26,714	-
2.35%	1,036	-	-	-	1,443	5,147	1,134	-
2.40%	517	-	-	-	131,200	55,367	31,824	-
2.45%	498	-	-	-	14,994	3,991	1,737	-
2.50%	-	-	-	-	11,086	3,348	5,444	-
2.55%	-	-	-	-	13,819	9,062	2,765	-
2.60%	-	-	-	-	405	501	-	-
2.65%	-	-	-	-	5,654	5,400	1,611	-
2.70%	-	-	-	-	-	-	-	-
2.75%	3,294	-	-	-	2,628	1,149	1,013	-
2.80%	-	-	-	-	132	286	-	-
2.85%	-	-	-	-	1,804	501	459	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$403,996	$37,291	$7,905	$24,719	$4,267,090	$1,568,098	$1,005,980	$193

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV

0.40%	$13,307	$125,074	$204,403	$30,214	$-	$-	$537	$-
0.60%	161	4,552	1,637	543	-	-	1,334	-
0.65%	-	-	-	-	-	-	146	-
0.75%	-	-	-	-	-	-	612	-
0.80%	-	-	-	-	-	-	348	-
0.85%	-	-	-	-	-	-	3,855	-
0.95%	-	-	-	-	-	-	1,957	-
1.05%	-	-	-	-	-	-	1,414	-
1.10%	-	-	-	-	-	-	12,261	66
1.15%	-	-	-	-	-	-	50,671	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	5,076	-
1.30%	-	-	-	-	-	3,662	217,291	-
1.35%	-	-	-	-	-	-	21,986	-
1.40%	-	-	-	-	548	253	12,210	-
1.45%	-	-	-	-	-	-	7,091	-
1.50%	-	-	-	-	-	-	120,007	-
1.55%	-	-	-	-	-	-	61,356	-
1.60%	-	-	-	-	-	-	58,949	-
1.65%	-	-	-	-	-	-	42,780	-
1.70%	-	-	-	-	-	-	1,741	-
1.75%	-	-	-	-	-	-	217,495	-
1.80%	-	-	-	-	-	-	26,557	-
1.85%	-	-	-	-	-	-	40,444	-
1.90%	-	-	-	-	-	-	2,774	-
1.95%	-	-	-	-	-	-	123,383	-
2.00%	-	-	-	-	-	-	14,429	-
2.05%	-	-	-	-	-	-	23,724	-
2.10%	-	-	-	-	-	-	26,340	-
2.15%	-	-	-	-	-	-	2,145	-
2.20%	-	-	-	-	-	-	32,481	-
2.25%	-	-	-	-	-	-	2,938	-
2.30%	-	-	-	-	-	-	20,050	-
2.35%	-	-	-	-	-	-	2,127	-
2.40%	-	-	-	-	-	-	28,603	-
2.45%	-	-	-	-	-	-	2,388	-
2.50%	-	-	-	-	-	-	6,043	-
2.55%	-	-	-	-	-	-	3,463	-
2.60%	-	-	-	-	-	-	4,668	-
2.65%	-	-	-	-	-	-	1,583	-
2.70%	-	-	-	-	-	-	170	-
2.75%	-	-	-	-	-	-	938	-
2.80%	-	-	-	-	-	-	2,850	-
2.85%	-	-	-	-	-	-	504	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$13,468	$129,626	$206,040	$30,757	$548	$3,915	$1,207,719	$66

	WFVTRB	WFVOG2	HVIE	MIGSC	FHIPR	FOPR	FO2R	AMTG

0.40%	$-	$-	$12	$-	$-	$-	$194	$-
0.60%	-	-	77	-	-	-	-	-
0.65%	-	-	16	-	-	-	264	-
0.75%	-	-	146	-	-	-	463	-
0.80%	-	-	-	-	190	361	-	-
0.85%	-	-	134	-	-	-	1,446	-
0.95%	-	-	-	138	-	-	205	-
1.05%	-	-	-	-	-	-	552	-
1.10%	-	-	20	26	-	-	4,991	-
1.15%	357	74	1,923	4,265	-	-	43,843	-
1.20%	-	-	-	20	-	-	274	-
1.25%	3,501	-	4	2,660	-	-	3,695	-
1.30%	-	-	12,832	120	51,310	84,758	64,988	91
1.35%	-	-	606	662	-	-	11,538	-
1.40%	-	207	137	405	23,253	16,901	1,471	80
1.45%	-	-	322	885	-	-	8,123	-
1.50%	-	-	4,313	2,558	-	-	33,835	-
1.55%	-	-	246	4,697	-	-	34,073	-
1.60%	-	230	1,180	536	-	-	10,142	-
1.65%	-	-	700	82	-	-	6,463	-
1.70%	-	-	37	817	-	-	4,413	-
1.75%	-	38	6,127	3,264	-	-	89,445	-
1.80%	-	-	269	796	-	-	7,227	-
1.85%	-	-	1,295	1,344	-	-	17,116	-
1.90%	-	-	8	615	-	-	2,369	-
1.95%	-	-	2,276	326	-	-	33,993	-
2.00%	-	-	140	-	-	-	5,971	-
2.05%	-	-	495	1,206	-	-	4,428	-
2.10%	-	-	333	254	-	-	7,322	-
2.15%	-	-	-	260	-	-	2,021	-
2.20%	-	-	2,351	283	-	-	11,320	-
2.25%	-	-	-	-	-	-	443	-
2.30%	-	-	386	58	-	-	6,104	-
2.35%	-	-	10	69	-	-	3,037	-
2.40%	-	-	323	-	-	-	3,635	-
2.45%	-	-	-	-	-	-	1,303	-
2.50%	-	-	144	-	-	-	3,144	-
2.55%	-	-	414	10	-	-	514	-
2.60%	-	-	-	-	-	-	660	-
2.65%	-	-	122	-	-	-	1,081	-
2.70%	-	-	-	-	-	-	518	-
2.75%	-	-	-	-	-	-	56	-
2.80%	-	-	-	-	-	-	95	-
2.85%	-	-	-	-	-	-	61	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$3,858	$549	$37,398	$26,356	$74,753	$102,020	$432,836	$171

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

AMFAS

0.40%	$-
0.60%	-
0.65%	-
0.75%	-
0.80%	226
0.85%	-
0.95%	359
1.05%	344
1.10%	926
1.15%	5,046
1.20%	66
1.25%	3,030
1.30%	4,570
1.35%	1,096
1.40%	6,389
1.45%	721
1.50%	1,456
1.55%	7,249
1.60%	414
1.65%	573
1.70%	387
1.75%	4,674
1.80%	721
1.85%	307
1.90%	-
1.95%	556
2.00%	279
2.05%	97
2.10%	348
2.15%	479
2.20%	2,119
2.25%	-
2.30%	2,350
2.35%	71
2.40%	932
2.45%	252
2.50%	110
2.55%	-
2.60%	-
2.65%	-
2.70%	-
2.75%	-
2.80%	-
2.85%	-
2.90%	-
2.95%	-
3.00%	-
3.05%	-
3.10%	-
3.40%	-

$46,147

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $863,623,573 and $971,905,312, respectively, and total transfers from the Account to the fixed account were $174,110,991 and $173,561,568, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $11,029,980 and $14,025,741 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $10,475,963 and $3,350,109 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $6,535,371 and $6,518,850 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$45,303,781,661	$-	$-	$45,303,781,661

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$60,825	$229,868
VPS Dynamic Asset Allocation Portfolio - Class A ( ALVDAA )	10,882	26,092
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	5,890,580	1,245,636
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III ( AAEIP3 )	2,517	1
VP Inflation Protection Fund - Class I ( ACVIP1 )	148,720	34,472
Growth Fund - Class 1 ( AFGF )	2,756,844	1,987,880
High-Income Bond Fund - Class 1 ( AFHY )	709,569	1,136,145
Managed Risk Asset Allocation Fund - Class P2 ( AVPAP2 )	45,324,627	55,608,774
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	36,010	172,577
BlackRock High Yield V.I. Fund -Class III ( BRVHY3 )	5,437,382	798,346
BlackRock Total Return V.I. Fund -Class III ( BRVTR3 )	61,581,517	635,744
BlackRock Equity Dividend V.I. Fund - Class III ( BRVED3 )	63,514,859	14,043
Global Allocation V.I. Fund - Class III ( MLVGA3 )	83,635,692	12,841,968
Money Market Portfolio(TM) ( CHSMM )	8,191,371	8,033,400
VIP Value Series: Service Class ( DWVVLS )	257,401	232,482
VIP Small Cap Value Series: Service Class ( DWVSVS )	14,788,320	3,687,792
Stock Index Fund, Inc. - Initial Shares ( DSIF )	11,690,831	28,063,816
Stock Index Fund, Inc. - Service Shares ( DSIFS )	13,933,379	34,173,590
Socially Responsible Growth Fund Inc - Initial Shares ( DSRG )	6,615,568	5,289,841
Floating-Rate Income Fund ( ETVFR )	42,055,919	36,321,955
VIP Real Estate Portfolio: Service Class 2 ( FRESS2 )	317,913	260,830
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	2,866,553	813,783
VIT - Goldman Sachs Strategic Income Fund - Advisor Shares ( GVSIA )	7,725	3
VA Situs Fund ( HVSIT )	5,881,929	14,027,982
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	6,744,734	2,618,137
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	4,385,869	5,556,664
Balanced-Risk Allocation Fund: Series I Shares ( IVBRA1 )	40,581	22,810
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	4,304,146	5,203,931
Balanced Portfolio: Service Shares ( JABS )	1,148,351	1,836,949
Enterprise Portfolio: Service Shares ( JAMGS )	153,116	16,040
Flexible Bond Portfolio: Service Shares ( JAFBS )	20,094,733	1,057,455
Forty Portfolio: Service Shares ( JACAS )	38,800,810	27,783,389
Global Technology Portfolio: Service Shares ( JAGTS )	35,245,598	9,451,379
Overseas Portfolio: Service Shares ( JAIGS )	7,793,537	13,367,635
Retirement Emerging Markets Equity Portfolio - Service Shares ( LZREMS )	12,219,766	4,825,095
MFS Massachusetts Investors Growth Stock Portfolio - Service Class ( M2IGSS )	7,874,043	1,198,594
New Discovery Series - Service Class ( MNDSC )	7,524,930	3,732,179
Utilities Series - Service Class ( MVUSC )	74,649	14,873
Value Series - Service Class ( MVFSC )	45,406,470	39,125,082
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	51,294,659	16,327,353
UIF, Inc. - Global Infrastructure Portfolio- Class II ( MSGI2 )	1,526,617	58,513
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	703,266	1,097,315
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,353,424	4,303,717
Emerging Markets Debt Portfolio - Class I ( MSEM )	110,396	347,697
Emerging Markets Debt Portfolio - Class II ( MSEMB )	81,078	245,082
Global Real Estate Portfolio - Class II ( VKVGR2 )	344,857	206,168
U.S. Real Estate Portfolio - Class I ( MSVRE )	1,292	3,565
U.S. Real Estate Portfolio - Class II ( MSVREB )	45	615
American Funds NVIT Managed Growth-Income Fund Class II ( NAMGI2 )	51,041,647	1,356,724
American Funds NVIT Managed Asset Allocation Fund Class II ( NAMAA2 )	442,001,807	2,039,968
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	7,607,146	9,248,516
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	33,730,247	25,090,463
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	477,836,389	98,620,363
American Funds NVIT Bond Fund - Class II ( GVABD2 )	280,208,998	42,367,053
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	63,957,365	16,015,826
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	58,636,494	20,073,697
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	386,581,331	84,955,879
Federated NVIT High Income Bond Fund - Class I ( HIBF )	40,465,279	38,495,840
NVIT Emerging Markets Fund - Class I ( GEM )	430,705	2,174,158
NVIT Emerging Markets Fund - Class II ( GEM2 )	12,402,819	10,484,261
NVIT International Equity Fund - Class I ( GIG )	980,146	3,259,625
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	10,040,393	4,680,644
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	7,249,979	9,846,352
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	3,506,761	5,705,697
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	870,316	607,626
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	28,017,245	28,501,871
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	18,599,508	5,392,905
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	222,583,673	67,273,409
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	288,311,870	213,889,251
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	100,051,218	85,650,989
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	249,512,259	182,588,705
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	61,743,920	38,437,891
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	72,629,346	50,184,959
NVIT Core Bond Fund - Class I ( NVCBD1 )	534,135	956,815
NVIT Core Bond Fund - Class II ( NVCBD2 )	17,866,200	19,363,353
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	15,240,712	12,246,730
NVIT Nationwide Fund - Class I ( TRF )	2,333,204	16,027,467
NVIT Nationwide Fund - Class II ( TRF2 )	9,565,204	30,346,325
NVIT Government Bond Fund - Class I ( GBF )	44,288,672	74,732,307
American Century NVIT Growth Fund - Class I ( CAF )	5,128,494	4,527,949
American Century NVIT Growth Fund -Class II ( CAF2 )	22,961,139	8,190,418
NVIT International Index Fund - Class II ( GVIX2 )	271,812	6,992
NVIT International Index Fund - Class VIII ( GVIX8 )	18,464,176	4,668,587
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	12,855,099	37,192,402
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	187,041,708	25,000,835
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	113,586,922	74,517,889
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	100,822,553	89,074,840
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	161,523,065	250,147,882
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	40,276,919	163,983,346
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	71,070,511	64,029,998
NVIT Mid Cap Index Fund - Class I ( MCIF )	34,600,834	14,661,422
NVIT Money Market Fund - Class I ( SAM )	244,223,997	271,935,827
NVIT Multi-Manager International Growth Fund - Class I ( NVMIG1 )	2,010,111	5,498,679
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	14,223,047	23,740,120
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI )	237,402	757,916
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	8,563,106	8,991,507
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,648,781	2,153,772
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	17,346,317	17,573,152
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	1,070,069	1,396,337
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	23,378,435	12,998,109
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	26,773,415	21,774,825
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	47,328,622	30,779,574
NVIT Multi-Manager Mid Cap Value Fund - Class I ( NVMMV1 )	204,511	7,745
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	41,266,332	41,933,294
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	2,454,732	1,637,105
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	16,884,864	8,198,520
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	4,524,447	5,186,284
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	9,728,616	6,682,921
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	7,559,704	9,636,339
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	6,798,239	7,693,079
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	24,200,344	22,330,486
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	31,878,780	21,188,140
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	55,699,588	47,762,686
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	43,657,497	34,372,159
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	37,644,838	28,518,016
Invesco NVIT Comstock Value Fund - Class I ( EIF )	68,247	219,604
Invesco NVIT Comstock Value Fund - Class II ( EIF2 )	20,855,222	25,131,851
NVIT Real Estate Fund - Class I ( NVRE1 )	14,181,354	14,466,864
NVIT Real Estate Fund - Class II ( NVRE2 )	36,073,220	31,455,847
Loring Ward NVIT Moderate Fund - Class II ( NVLM2 )	3,998,154	114,046
Loring Ward NVIT Capital Appreciation Fund - Class II ( NVLCA2 )	2,349,753	525,573
NVIT Cardinal(SM) Managed Growth Fund - Class II ( NCPG2 )	247,562,374	9,675,247
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II ( NCPGI2 )	125,640,205	10,340,335
NVIT Investor Destinations Managed Growth Fund: Class II ( IDPG2 )	243,444,909	1,568,604
NVIT Investor Destinations Managed Growth & Income Fund: Class II ( IDPGI2 )	105,254,924	4,145,528
NVIT Small Cap Index Fund Class II ( NVSIX2 )	22,633,378	2,340,482
NVIT S&P 500 Index Fund Class II ( GVEX2 )	140,790,388	11,706,484
NW BlkRkNVITMgdGlblAllocII ( NVMGA2 )	50,265,315	64,532
TOPS Managed Risk Balanced ETF Portfolio - Class 4 ( NOTB4 )	2,936,047	554,523
TOPS Managed Risk Growth ETF Portfolio - Class 4 ( NOTG4 )	5,445,449	722,179
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	2,203,688	1,678,088
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class ( PMVFHA )	32,915	11,267

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

Real Return Portfolio - Advisor Class ( PMVRA )	$95,791	$1,148
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	150,855	93,783
VPS Growth and Income Portfolio - Class B ( ALVGIB )	233,411	1,186,662
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	127,674	17,789
VPS Small/Mid Cap Value Portfolio - Class B ( ALVSVB )	24,364,350	10,015,339
VP Balanced Fund - Class I ( ACVB )	4,490,681	5,057,048
VP Capital Appreciation Fund - Class I ( ACVCA )	9,305	15,078
VP Income & Growth Fund - Class I ( ACVIG )	2,243,019	2,890,200
VP Income & Growth Fund - Class II ( ACVIG2 )	587,142	1,575,018
VP Inflation Protection Fund - Class II ( ACVIP2 )	24,523,008	42,071,708
VP International Fund - Class I ( ACVI )	806	1,557
VP Mid Cap Value Fund - Class I ( ACVMV1 )	1,329,258	2,725,785
VP Mid Cap Value Fund - Class II ( ACVMV2 )	26,829,935	22,934,268
VP Value Fund - Class I ( ACVV )	59	58
Mid Cap Stock Portfolio- Service Shares ( DVMCSS )	22,418,745	5,159,131
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	10,740,845	19,473,776
Appreciation Portfolio - Initial Shares ( DCAP )	2,275,067	5,008,328
Appreciation Portfolio - Service Shares ( DCAPS )	11,969,961	17,354,627
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	53,509	203,327
Growth and Income Portfolio - Initial Shares ( DGI )	1,626,603	1,933,239
Managed Tail Risk Fund II: Service Shares ( FCA2S )	36,792	146,008
Quality Bond Fund II - Primary Shares ( FQB )	690,071	1,669,522
Quality Bond Fund II - Service Shares ( FQBS )	1,417,569	5,314,329
Contrafund(R)Portfolio - Service Class 2 ( FC2 )	7,241	7,268
Equity-Income Portfolio - Initial Class ( FEIP )	41,732,919	40,766,027
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	298,504	1,354,540
High Income Portfolio - Initial Class ( FHIP )	21,438,373	10,326,830
VIP Asset Manager Portfolio - Initial Class ( FAMP )	10,752,832	15,607,876
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	17,055,410	8,405,015
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	63,165,871	23,828,868
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,017,829	1,210,165
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	30,048,677	9,307,588
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,173,233	3,004,853
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	20,575,973	38,140,536
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,383,885	1,974,932
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	25,637,281	11,511,832
VIP Growth Portfolio - Initial Class ( FGP )	13,033,468	43,893,787
VIP Growth Portfolio - Service Class 2 ( FG2 )	72,601,567	15,968,381
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	2,040,627	3,388,633
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	24,996,361	50,379,853
VIP Mid Cap Portfolio - Service Class ( FMCS )	3,361,913	4,037,520
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	45,811,610	32,165,899
VIP Overseas Portfolio - Initial Class ( FOP )	25,860,667	7,927,170
VIP Overseas Portfolio - Service Class 2 ( FO2 )	97,870,345	5,920,014
VIP Value Strategies Portfolio - Service Class ( FVSS )	204,532	948,210
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	34,329,382	35,753,734
Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	5,839,632	10,118,641
Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	20,068,036	25,454,355
Mutual Global Discovery Securities Fund - Class 2 ( FTVMD2 )	356,606	164,160
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2 )	2,303,705	2,460,850
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	7,463,165	11,955,663
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2 )	19,455,285	12,909,178
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	18,609,082	10,526,945
Franklin Strategic Income Securities Fund: Class 2 ( FTVSI2 )	289,233	71,210
Franklin High Income Securities Fund: Class 2 ( FTVHI2 )	520,607	937,122
Structured Small Cap Equity Fund: Service Shares ( GVSSCS )	122,169	4,187
Short Duration Bond Portfolio - I Class Shares ( AMTB )	12,611,002	31,482,769
International Portfolio - S Class Shares ( AMINS )	79,154	25,350
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )	14,035	285
Mid-Cap Growth Portfolio - S Class Shares ( AMMCGS )	3,447,354	160,555
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )	1,166	1,013
Socially Responsive Portfolio - I Class Shares ( AMSRS )	3,455,901	5,688,135
International Growth Fund/VA- Service Shares ( OVIGS )	19,527,121	929,284
Capital Income Fund/VA - Non-Service Shares ( OVMS )	1,022,805	3,529,163
Oppenheimer Capital Appreciation Fund/VA - Service Class ( OVCAFS )	6,808	6,858
Core Bond Fund/VA - Non-Service Shares ( OVB )	3,112,548	5,395,105
Global Securities Fund/VA - Non-Service Shares ( OVGS )	12,607,461	18,354,973
Global Securities Fund/VA - Service Class ( OVGSS )	22,787,627	9,281,854
International Growth Fund/VA - Non-Service Shares ( OVIG )	347,334	508,254
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )	2,957,712	3,426,244
Main Street Fund(R)/VA - Service Class ( OVGIS )	43,379,792	35,495,785
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )	2,503,611	2,380,784
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )	30,934,569	12,784,265
Discovery Mid Cap Growth Fund/VA - Non-Service Shares ( OVAG )	3,358,618	1,826,460
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )	1,748,464	997,520
Global Strategic Income Fund/VA: Service Shares ( OVSBS )	2,224,205	1,293,791
All Asset Portfolio - Advisor Class ( PMVAAD )	5,204,818	7,979,595
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	3,292,799	3,473,639
Low Duration Portfolio - Advisor Class ( PMVLAD )	65,642,302	39,341,705
Total Return Portfolio - Advisor Class ( PMVTRD )	62,533,531	31,652,317
CommodityRealReturn(R) Strategy Portfolio - Advisor Class ( PMVRSD )	31,992	23,264
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class ( PMVEBD )	2,704,914	2,541,455
Variable Insurance Trust - High Yield Portfolio - Advisor Class ( PMVHYD )	492,157	466,533
VT Growth & Income Fund: Class IB ( PVGIB )	52,753	363,269
VT International Equity Fund: Class IB ( PVTIGB )	3,107	56,347
VT Voyager Fund: Class IB ( PVTVB )	365,582	1,032,142
VI American Franchise Fund - Series II Shares ( ACEG2 )	1,227,701	2,154,319
Diversified Stock Fund Class A Shares ( VYDS )	50,996	106,795
Small-Cap Portfolio - Investment Class ( ROCSC )	113,985	69,321
Variable Fund - Multi-Hedge Strategies ( RVARS )	6,179,979	5,025,679
Blue Chip Growth Portfolio - II ( TRBCG2 )	271	275
Health Sciences Portfolio - II ( TRHS2 )	104,815,578	44,367,944
VIP Trust - Global Hard Assets Fund- Service Class ( VWHAS )	13,149,760	10,911,631
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF )	703,622	1,188,961
VIP Trust Emerging Markets Fund - Initial Class ( VWEM )	4,191,391	6,267,807
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA )	10,324	7,400,227
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility ( WRPMAV )	3,251,091	312,435
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility ( WRPMCV )	1,454,689	254,014
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility ( WRPMMV )	1,640,035	177,684
Variable Insurance Portfolios - Asset Strategy ( WRASP )	64,930,655	27,973,199
Variable Insurance Portfolios - High Income ( WRHIP )	34,777,462	34,295,853
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )	18,611,249	3,766,492
Variable Insurance Portfolios - Pathfinder Aggressive ( WRPAP )	10,338	1,024
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )	1,219,920	781,682
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )	4,294,565	2,356,784
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )	9,064,664	3,953,780
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )	1,030,520	436,472
Advantage VT Discovery Fund ( SVDF )	5,802	2,682
Advantage VT Opportunity Fund - Class 2 ( SVOF )	31,469	29,917
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )	43,170,137	23,938,448
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )	606	7,350
Advantage VT Total Return Bond Fund - Class 2 ( WFVTRB )	3,972	3,858
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )	5,803	11,810
VA International Equity Fund (obsolete) ( HVIE )	4,202,041	16,051,410
Investors Growth Stock Series - Service Class (obsolete) ( MIGSC )	704,076	7,691,075
VIP High Income Portfolio - Initial Class R (obsolete) ( FHIPR )	952,763	18,592,086
VIP Overseas Portfolio - Initial Class R (obsolete) ( FOPR )	79,933	25,482,607
VIP Overseas Portfolio - Service Class 2 R (obsolete) ( FO2R )	4,645,661	92,196,707
Growth Portfolio - I Class Shares (obsolete) ( AMTG )	2,281	17,285
Small-Cap Growth Portfolio - S Class Shares (obsolete) ( AMFAS )	1,571,333	4,755,387

Total	$7,491,609,846	$4,174,484,415

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2015	0.95%	to	1.05%	17,677	$19.33	to	$19.09	$339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
2013	0.95%	to	1.05%	29,458	18.67	to	18.47	545,847	0.00%	34.12%	to	33.98%
2012	0.95%	to	1.05%	29,102	13.92	to	13.79	402,340	0.00%	14.59%	to	14.47%
2011	0.95%	to	1.45%	32,647	12.15	to	11.64	393,138	0.00%	-9.46%	to	-9.91%
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
2013			0.40%	1,477			10.56	15,595	0.36%			5.59%	****
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
2013	1.15%	to	2.60%	742,493	11.25	to	10.97	8,266,416	0.30%	10.65%	to	9.02%
2012	1.15%	to	2.55%	196,701	10.16	to	10.07	1,991,149	0.09%	1.64%	to	0.68%	****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2015			0.40%	330			6.21	2,050	0.94%			-37.88%	****
VP Inflation Protection Fund - Class I (ACVIP1)
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
2013	0.40%	to	0.60%	5,112	9.09	to	9.08	46,489	0.76%	-9.06%	to	-9.18%	****
Growth Fund - Class 1 (AFGF)
2015			1.30%	92,503			124.67	11,532,578	0.80%			5.73%
2014			1.30%	106,861			117.92	12,601,077	1.44%			7.37%
2013			1.30%	112,638			109.82	12,370,410	1.18%			28.74%
2012			1.30%	125,616			85.31	10,715,793	1.06%			16.65%
2011			1.30%	133,488			73.13	9,761,912	0.85%			-5.30%
High-Income Bond Fund - Class 1 (AFHY)
2015			1.30%	13,269			52.44	695,779	5.38%			-8.15%
2014			1.30%	21,295			57.09	1,215,827	4.36%			-0.51%
2013			1.30%	24,207			57.38	1,389,069	7.34%			5.51%
2012			1.30%	35,854			54.39	1,950,049	7.73%			12.42%
2011			1.30%	37,304			48.38	1,804,784	9.81%			0.85%
Managed Risk Asset Allocation Fund - Class P2 (AVPAP2)
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
2013	0.40%	to	2.55%	32,981,115	11.10	to	11.87	395,954,374	2.15%	11.03%	to	17.51%	****
2012	1.15%	to	2.30%	1,300,941	10.12	to	10.10	13,160,237	1.27%	1.22%	to	1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2015			1.30%	21,051			35.86	754,989	1.59%			0.61%
2014			1.30%	25,113			35.65	895,197	1.33%			3.87%
2013			1.30%	26,433			34.32	907,146	0.87%			-4.14%
2012			1.30%	30,588			35.80	1,095,025	1.20%			0.88%
2011			1.30%	34,457			35.49	1,222,715	2.00%			6.46%
BlackRock High Yield V.I. Fund - Class III (BRVHY3)
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BlackRock Total Return V.I. Fund - Class III (BRVTR3)
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BlackRock Equity Dividend V.I. Fund - Class III (BRVED3)
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
2013	0.40%	to	2.65%	16,742,221	15.91	to	14.30	251,321,137	1.27%	13.96%	to	11.38%
2012	0.65%	to	2.65%	11,530,622	13.83	to	12.84	154,015,464	1.60%	9.25%	to	7.05%
2011	0.75%	to	2.65%	10,016,317	12.62	to	11.99	123,669,985	2.63%	-4.36%	to	-6.19%
Money Market Portfolio(TM) (CHSMM)
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
2013	0.65%	to	1.55%	949,742	9.88	to	9.91	9,707,822	0.01%	-0.64%	to	-1.54%
2012	0.65%	to	1.55%	1,047,948	9.94	to	10.06	10,825,869	0.01%	-0.64%	to	-1.54%
2011	0.75%	to	1.55%	1,391,226	9.97	to	10.22	14,443,732	0.01%	-0.74%	to	-1.54%
VIP Value Series: Service Class (DWVVLS)
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
2013	0.40%	to	0.60%	19,338	11.68	to	11.66	225,706	0.00%	16.78%	to	16.62%	****
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
2013	0.40%	to	2.65%	466,331	12.31	to	12.12	5,692,293	0.00%	23.09%	to	21.23%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.80%	to	1.40%	4,605,478	$41.30	to	$46.86	$219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
2013	0.80%	to	1.40%	5,646,503	36.59	to	42.03	241,002,392	1.84%	30.97%	to	30.18%
2012	0.80%	to	1.40%	6,373,721	27.94	to	32.29	208,787,008	2.02%	14.81%	to	14.11%
2011	0.80%	to	1.40%	7,343,204	24.34	to	28.29	210,627,633	1.79%	1.06%	to	0.45%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
2013	0.40%	to	2.70%	8,091,350	14.20	to	19.50	174,125,566	1.62%	31.18%	to	28.15%
2012	0.40%	to	2.85%	7,884,652	10.82	to	13.70	131,104,877	1.82%	15.01%	to	12.18%
2011	0.40%	to	2.85%	7,723,730	9.41	to	12.21	113,970,712	1.60%	1.21%	to	-1.27%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
2013	0.80%	to	1.40%	1,265,074	28.60	to	33.42	44,786,596	1.26%	33.27%	to	32.46%
2012	0.80%	to	1.40%	1,435,555	21.46	to	25.23	38,303,631	0.82%	11.08%	to	10.40%
2011	0.80%	to	1.40%	1,619,263	19.32	to	22.85	39,089,761	0.90%	0.10%	to	-0.51%
Floating-Rate Income Fund (ETVFR)
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%	****
2013	0.40%	to	0.60%	16,659	10.13	to	10.12	168,751	1.47%	1.34%	to	1.20%	****
VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
2013	0.40%	to	0.60%	14,671	8.97	to	8.96	131,494	2.12%	-10.27%	to	-10.39%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
2013	0.40%	to	2.30%	406,175	10.47	to	11.27	4,622,209	0.09%	4.67%	to	10.96%	****
2012	1.15%	to	2.20%	55,968	10.23	to	10.16	570,936	0.00%	2.33%	to	1.61%	****
VIT- Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
VA Situs Fund (HVSIT)
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
2013	0.40%	to	2.60%	2,149,202	17.91	to	16.68	37,089,198	0.35%	31.39%	to	28.49%
2012	0.40%	to	2.65%	1,678,205	13.63	to	12.97	22,301,050	0.00%	22.13%	to	19.37%
2011	0.75%	to	2.70%	1,261,261	11.11	to	10.86	13,876,653	0.05%	-1.65%	to	-3.58%
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
2013	0.40%	to	2.65%	571,438	12.82	to	12.34	7,167,431	0.61%	27.95%	to	25.06%
2012	0.40%	to	2.65%	153,532	10.02	to	9.87	1,525,895	0.00%	0.19%	to	-1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
2013	0.75%	to	2.75%	1,802,302	13.26	to	12.81	23,558,853	0.22%	35.58%	to	32.85%
2012	0.75%	to	2.85%	2,201,353	9.78	to	9.64	21,398,232	0.00%	-2.23%	to	-3.64%	****
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
2013			0.40%	5,179			9.92	51,350	1.57%			-0.85%	****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
2013	0.80%	to	1.40%	706,041	23.61	to	22.27	15,844,686	0.92%	31.24%	to	30.45%
2012	0.80%	to	1.40%	597,636	17.99	to	17.07	10,278,714	0.98%	19.41%	to	18.69%
2011	0.80%	to	1.40%	404,489	15.07	to	14.38	5,854,364	1.33%	1.35%	to	0.73%
Balanced Portfolio: Service Shares (JABS)
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
2013	0.95%	to	2.20%	528,268	21.53	to	20.44	11,547,602	1.97%	18.66%	to	17.17%
2012	0.95%	to	2.20%	637,267	18.14	to	17.44	11,759,269	2.54%	12.30%	to	10.88%
2011	0.95%	to	2.30%	655,718	16.15	to	15.59	10,841,461	2.28%	0.39%	to	-0.97%
Enterprise Portfolio: Service Shares (JAMGS)
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
2013	0.40%	to	0.60%	836	12.20	to	12.18	10,189	0.04%	21.97%	to	21.80%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Flexible Bond Portfolio: Service Shares (JAFBS)
2015	0.40%	to	2.50%	1,919,575	$9.85	to	$9.71	$18,752,458	1.71%	-1.54%	to	-2.94%	****
Forty Portfolio: Service Shares (JACAS)
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
2013	0.40%	to	2.80%	7,528,794	13.26	to	22.48	160,065,223	0.58%	30.36%	to	27.22%
2012	0.40%	to	2.95%	8,531,781	10.17	to	17.41	141,263,768	0.59%	23.36%	to	20.20%
2011	0.40%	to	2.95%	8,157,179	8.24	to	14.48	111,233,520	0.25%	-7.31%	to	-9.68%
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
2013	0.40%	to	2.65%	2,738,469	12.66	to	13.01	27,240,388	0.00%	26.60%	to	31.81%	****
2012	0.75%	to	2.55%	2,402,225	10.00	to	9.87	17,312,385	0.00%	-0.02%	to	-1.25%	****
2011	0.80%	to	1.40%	378,492	4.92	to	4.59	1,750,288	0.00%	-9.39%	to	-9.93%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
2013	0.75%	to	2.65%	3,552,741	11.30	to	29.98	76,740,060	3.02%	13.42%	to	11.25%
2012	0.75%	to	2.65%	4,239,187	9.96	to	26.94	80,356,795	0.91%	-0.39%	to	10.17%	****
2011	0.80%	to	2.15%	391,151	11.78	to	25.59	5,139,442	0.38%	-32.88%	to	-33.79%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
2013	0.40%	to	0.60%	4,129	9.90	to	9.89	40,843	2.84%	-0.97%	to	-1.11%	****
MFS Massachusetts Investors Growth Stock Portfolio - Service Class (M2IGSS)
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
New Discovery Series - Service Class (MNDSC)
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
2013	0.40%	to	2.65%	1,688,392	14.47	to	13.93	23,938,810	0.00%	40.65%	to	37.48%
2012	0.40%	to	2.55%	250,099	10.29	to	10.14	2,551,639	0.00%	2.90%	to	1.41%	****
Utilities Series - Service Class (MVUSC)
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
2013			0.40%	1,989			10.55	20,979	1.31%			5.48%	****
Value Series - Service Class (MVFSC)
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%
2013	0.40%	to	3.05%	15,568,092	14.46	to	20.15	386,356,234	0.99%	35.05%	to	31.46%
2012	0.40%	to	3.20%	16,598,824	10.71	to	15.10	308,624,081	1.41%	15.42%	to	12.17%
2011	0.40%	to	3.20%	19,464,081	9.28	to	13.46	317,118,489	1.23%	-0.86%	to	-3.65%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
2013	0.40%	to	2.80%	9,380,271	15.53	to	14.20	139,601,593	1.42%	27.12%	to	24.06%
2012	0.40%	to	2.65%	6,568,051	12.22	to	11.50	77,870,623	1.47%	15.47%	to	12.85%
2011	0.40%	to	2.80%	4,818,705	10.58	to	10.16	50,011,075	1.17%	-2.17%	to	-4.52%
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
2013	0.80%	to	1.40%	94,101	12.66	to	12.08	1,143,334	3.69%	-1.11%	to	-1.71%
2012	0.80%	to	1.40%	114,987	12.80	to	12.29	1,420,643	4.60%	8.56%	to	7.90%
2011	0.80%	to	1.40%	139,216	11.79	to	11.39	1,592,352	3.55%	4.80%	to	4.17%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
2013	0.95%	to	2.55%	1,277,247	13.12	to	10.95	15,607,321	3.45%	-1.52%	to	-3.12%
2012	0.95%	to	2.70%	1,488,971	13.32	to	11.13	18,531,355	4.40%	8.15%	to	6.24%
2011	0.95%	to	3.05%	1,719,934	12.32	to	10.16	19,859,702	3.46%	4.40%	to	2.20%
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
2013	0.80%	to	1.40%	98,656	28.02	to	25.35	2,529,866	4.00%	-9.48%	to	-10.03%
2012	0.80%	to	1.40%	119,137	30.95	to	28.18	3,393,878	2.84%	17.02%	to	16.31%
2011	0.80%	to	1.40%	146,190	26.45	to	24.23	3,579,650	3.51%	6.18%	to	5.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2015	0.40%	to	2.05%	37,621	$9.16	to	$20.16	$601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
2013	0.60%	to	2.05%	35,082	9.07	to	20.66	766,339	4.05%	-9.31%	to	-10.63%	****
2012	1.10%	to	2.05%	40,884	25.46	to	23.12	1,006,127	2.77%	16.58%	to	15.45%
2011	1.10%	to	2.05%	47,925	21.84	to	20.02	1,015,627	3.48%	5.71%	to	4.70%
Global Real Estate Portfolio - Class II (VKVGR2)
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
2013	0.40%	to	2.55%	8,643	9.20	to	9.39	82,016	3.95%	-8.04%	to	0.02%	****
2012	1.75%	to	2.55%	6,184	9.81	to	9.38	59,694	0.53%	27.67%	to	26.62%
U.S. Real Estate Portfolio - Class II (MSVREB)
2013			1.35%	27			27.39	739	0.86%			0.38%
2012			1.35%	27			27.28	737	0.55%			14.06%
2011			1.35%	27			23.92	646	0.34%			4.24%
American Funds NVIT Managed Growth-Income Fund Class II (NAMGI2)
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****
American Funds NVIT Managed Asset Allocation Fund Class II (NAMAA2)
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
2013	0.80%	to	1.40%	2,696,763	20.90	to	20.32	54,995,928	1.81%	30.84%	to	30.05%
2012	0.80%	to	1.40%	3,121,609	15.97	to	15.62	48,909,691	0.95%	13.74%	to	13.05%
2011	0.80%	to	1.40%	3,763,621	14.04	to	13.82	52,118,578	1.57%	-0.16%	to	-0.76%
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
2013	0.40%	to	2.95%	8,531,980	21.11	to	18.70	170,779,673	1.70%	31.15%	to	27.79%
2012	0.40%	to	3.30%	9,244,748	16.09	to	14.44	142,658,402	0.80%	13.99%	to	10.66%
2011	0.40%	to	3.30%	10,757,342	14.12	to	13.05	147,205,264	1.50%	0.09%	to	-2.82%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
2013	0.40%	to	3.10%	352,795,401	19.17	to	12.30	4,915,430,706	1.30%	22.79%	to	19.46%
2012	0.40%	to	3.25%	331,857,633	15.61	to	10.19	3,804,061,084	1.32%	15.25%	to	11.95%
2011	0.65%	to	3.25%	298,878,335	9.64	to	9.10	3,003,333,545	1.22%	0.27%	to	-2.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
2013	0.40%	to	3.10%	135,018,265	11.27	to	9.87	1,507,737,411	1.87%	-2.96%	to	-5.59%
2012	0.40%	to	3.30%	106,649,138	11.61	to	10.32	1,236,279,493	2.29%	4.55%	to	1.49%
2011	0.65%	to	3.30%	91,572,178	11.07	to	10.16	1,024,351,460	2.11%	5.04%	to	2.24%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
2013	0.40%	to	2.95%	13,261,501	13.74	to	13.58	200,905,979	0.40%	28.13%	to	24.85%
2012	0.40%	to	3.30%	11,903,007	10.73	to	10.61	142,527,413	0.88%	21.60%	to	18.05%
2011	0.40%	to	3.30%	11,697,772	8.82	to	8.99	116,477,223	0.91%	-9.67%	to	-12.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
2013	0.40%	to	2.95%	23,231,955	13.37	to	12.23	316,995,054	0.33%	29.09%	to	25.79%
2012	0.40%	to	3.30%	21,178,621	10.35	to	9.49	226,732,776	0.22%	16.93%	to	13.52%
2011	0.40%	to	3.30%	21,925,386	8.85	to	8.36	203,005,498	0.26%	-5.07%	to	-7.83%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
2013	0.40%	to	3.10%	141,379,875	13.84	to	10.96	1,724,502,696	1.03%	32.44%	to	28.85%
2012	0.40%	to	3.30%	135,436,985	10.45	to	8.41	1,257,381,268	1.07%	16.59%	to	13.19%
2011	0.40%	to	3.30%	125,082,554	8.97	to	7.43	1,005,278,616	0.90%	-2.63%	to	-5.46%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
2013	0.95%	to	2.15%	255,684	18.96	to	18.59	5,137,094	6.06%	6.06%	to	4.77%
2012	0.95%	to	2.15%	317,408	17.88	to	17.75	6,043,995	7.51%	13.47%	to	12.09%
2011	0.95%	to	2.20%	405,899	15.76	to	16.00	6,836,295	8.15%	2.83%	to	1.58%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.40%	to	1.40%	494,600	$7.82	to	$17.35	$8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%
2013	0.40%	to	1.40%	14,366	9.93	to	22.48	236,988	1.18%	-0.70%	to	-0.66%	****
2012	0.80%	to	1.40%	8,617	24.38	to	22.63	196,533	0.46%	16.28%	to	15.57%
2011	0.80%	to	1.40%	14,503	20.97	to	19.58	285,375	0.64%	-22.99%	to	-23.46%
NVIT Emerging Markets Fund - Class II (GEM2)
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
2013	1.15%	to	2.25%	28,105	34.04	to	30.14	924,616	0.92%	-0.73%	to	-1.83%
2012	1.15%	to	2.25%	32,659	34.28	to	30.70	1,087,434	0.21%	15.64%	to	14.35%
2011	1.10%	to	2.25%	44,117	29.78	to	26.84	1,272,348	0.44%	-23.45%	to	-24.34%
NVIT International Equity Fund - Class I (GIG)
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
2013	0.40%	to	1.40%	8,336	11.23	to	13.81	101,582	0.68%	12.25%	to	16.18%	****
2012	0.80%	to	1.40%	3,168	12.80	to	11.88	38,015	0.84%	14.68%	to	13.99%
2011	0.80%	to	1.40%	3,386	11.16	to	10.42	35,746	1.25%	-10.49%	to	-11.03%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
2013	0.40%	to	2.75%	3,288,584	9.97	to	8.39	29,543,767	0.54%	17.09%	to	14.33%
2012	0.40%	to	2.75%	3,157,577	8.51	to	7.34	24,533,603	0.60%	14.76%	to	12.05%
2011	0.40%	to	2.75%	3,528,777	7.42	to	6.55	24,130,603	1.18%	-10.36%	to	-12.47%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
2013	0.80%	to	1.40%	7,038,080	13.02	to	12.58	88,865,814	1.01%	42.67%	to	41.81%
2012	0.80%	to	1.40%	7,916,101	9.12	to	8.87	70,427,668	1.41%	16.00%	to	15.30%
2011	0.80%	to	1.40%	9,418,341	7.86	to	7.69	72,619,219	0.56%	-12.32%	to	-12.85%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
2013	0.40%	to	2.80%	2,987,351	13.05	to	11.47	36,797,573	0.94%	42.96%	to	39.52%
2012	0.40%	to	2.75%	2,768,451	9.13	to	8.24	24,154,968	1.40%	16.37%	to	13.62%
2011	0.40%	to	2.80%	3,122,319	7.84	to	7.24	23,656,246	0.56%	-12.01%	to	-14.13%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
2013	0.80%	to	1.40%	271,583	14.38	to	13.89	3,790,960	0.91%	37.66%	to	36.82%
2012	0.80%	to	1.40%	234,137	10.44	to	10.15	2,387,237	1.29%	10.60%	to	9.93%
2011	0.80%	to	1.40%	227,602	9.44	to	9.23	2,108,691	0.69%	-3.95%	to	-4.53%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
2013	0.40%	to	3.05%	13,130,785	15.35	to	12.55	178,916,238	0.69%	38.00%	to	34.33%
2012	0.40%	to	3.20%	15,266,456	11.12	to	9.27	152,375,245	1.04%	10.94%	to	7.81%
2011	0.40%	to	3.20%	19,248,367	10.02	to	8.60	174,928,764	0.62%	-3.65%	to	-6.36%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
2013	0.75%	to	2.70%	3,708,333	20.22	to	11.48	45,281,166	1.36%	28.50%	to	25.98%
2012	0.75%	to	2.60%	2,931,734	15.73	to	9.16	28,162,711	1.04%	15.28%	to	13.13%
2011	0.75%	to	2.65%	2,675,730	13.65	to	8.08	22,508,074	1.95%	-7.08%	to	-8.86%
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%
2013	0.40%	to	3.10%	159,209,883	13.66	to	11.11	1,940,345,195	1.72%	14.20%	to	11.10%
2012	0.40%	to	3.10%	145,128,586	11.96	to	10.00	1,561,559,296	1.57%	10.62%	to	7.61%
2011	0.40%	to	3.25%	128,328,881	10.81	to	9.24	1,259,936,055	2.45%	-1.74%	to	-4.54%
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
2013	0.40%	to	3.00%	237,108,265	14.17	to	11.34	2,929,764,084	1.59%	20.76%	to	17.61%
2012	0.40%	to	3.00%	233,768,591	11.74	to	9.64	2,418,598,441	1.37%	13.19%	to	10.23%
2011	0.40%	to	3.00%	215,720,584	10.37	to	8.75	1,993,782,374	2.23%	-3.83%	to	-6.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2015	0.40%	to	2.85%	61,515,066	$13.47	to	$10.38	$708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
2013	0.65%	to	3.05%	63,620,813	13.09	to	10.60	736,273,959	1.73%	4.25%	to	1.73%
2012	0.65%	to	3.05%	67,968,499	12.55	to	10.42	761,069,541	1.92%	6.80%	to	4.21%
2011	0.65%	to	3.05%	54,984,947	11.75	to	10.00	581,434,652	2.58%	0.75%	to	-1.67%
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
2013	0.40%	to	3.40%	234,566,759	13.91	to	11.00	2,881,167,187	1.67%	17.33%	to	13.80%
2012	0.40%	to	3.40%	212,166,284	11.85	to	9.67	2,246,273,889	1.45%	11.92%	to	8.54%
2011	0.40%	to	3.40%	194,824,445	10.59	to	8.91	1,863,452,955	2.32%	-2.72%	to	-5.65%
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
2013	0.75%	to	3.05%	33,028,201	14.02	to	11.26	405,457,133	1.46%	23.34%	to	20.49%
2012	0.75%	to	3.05%	36,890,388	11.37	to	9.35	369,237,595	1.20%	13.72%	to	11.08%
2011	0.75%	to	3.25%	38,634,829	9.99	to	8.35	343,084,881	2.36%	-5.38%	to	-7.76%
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
2013	0.40%	to	2.95%	68,643,015	13.35	to	11.07	826,294,932	1.77%	10.79%	to	7.96%
2012	0.40%	to	2.95%	65,866,801	12.05	to	10.25	723,179,275	1.73%	9.60%	to	6.79%
2011	0.40%	to	2.95%	54,955,819	11.00	to	9.60	556,682,830	2.57%	-0.67%	to	-3.21%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
2013	0.80%	to	1.40%	190,072	12.47	to	12.05	2,298,921	2.07%	-2.70%	to	-3.28%
2012	0.80%	to	1.40%	263,240	12.81	to	12.46	3,289,537	3.36%	6.89%	to	6.24%
2011	0.80%	to	1.40%	235,110	11.99	to	11.72	2,763,344	3.22%	5.74%	to	5.11%
NVIT Core Bond Fund - Class II (NVCBD2)
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
2013	0.40%	to	3.05%	9,372,371	12.77	to	10.79	109,949,098	2.34%	-2.52%	to	-5.11%
2012	0.40%	to	3.05%	9,816,211	13.10	to	11.37	119,381,480	2.62%	7.05%	to	4.20%
2011	0.40%	to	3.05%	11,130,478	12.24	to	10.91	127,534,053	2.69%	5.81%	to	3.01%
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
2013	0.40%	to	2.70%	3,944,916	13.88	to	11.91	50,288,214	1.66%	-2.44%	to	-4.69%
2012	0.40%	to	2.70%	3,683,753	14.23	to	12.50	48,657,773	2.17%	6.69%	to	4.22%
2011	0.40%	to	2.70%	3,256,827	13.33	to	11.99	40,774,802	2.51%	5.62%	to	3.19%
NVIT Nationwide Fund - Class I (TRF)
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
2013	0.80%	to	1.40%	1,835,389	30.02	to	32.82	135,786,101	1.30%	30.05%	to	29.27%
2012	0.80%	to	1.40%	2,096,623	23.09	to	25.39	119,341,085	1.37%	13.30%	to	12.61%
2011	0.80%	to	1.40%	2,459,013	20.38	to	22.54	123,499,751	1.13%	-0.27%	to	-0.88%
NVIT Nationwide Fund - Class II (TRF2)
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%
2013	0.40%	to	3.05%	8,102,028	12.61	to	15.55	158,792,423	1.02%	30.27%	to	26.80%
2012	0.65%	to	3.20%	9,811,244	9.45	to	12.08	148,902,932	1.11%	13.11%	to	10.20%
2011	0.65%	to	3.20%	12,416,055	8.35	to	10.96	167,499,307	0.88%	-0.27%	to	-2.83%
NVIT Government Bond Fund - Class I (GBF)
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
2013	0.40%	to	3.05%	20,054,696	11.92	to	10.49	305,167,631	1.88%	-4.44%	to	-6.98%
2012	0.40%	to	3.20%	22,621,715	12.47	to	11.11	368,323,060	2.12%	2.64%	to	-0.25%
2011	0.40%	to	3.20%	25,298,375	12.15	to	11.14	406,977,698	2.92%	6.83%	to	3.83%
American Century NVIT Growth Fund - Class I (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
2013	0.40%	to	1.40%	1,371,740	11.90	to	23.92	36,296,848	0.66%	19.02%	to	27.92%	****
2012	0.80%	to	1.40%	1,556,489	17.41	to	18.70	32,162,891	0.54%	13.11%	to	12.42%
2011	0.80%	to	1.40%	1,730,666	15.40	to	16.63	31,767,638	0.57%	-1.48%	to	-2.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
American Century NVIT Growth Fund - Class II (CAF2)
2015	0.40%	to	2.75%	4,058,798	$15.34	to	$13.72	$58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
2013	0.40%	to	2.65%	2,980,072	13.34	to	12.55	38,538,816	1.01%	28.89%	to	25.98%
2012	0.40%	to	2.80%	2,300,514	10.35	to	9.94	23,350,674	0.98%	13.32%	to	10.59%
2011	0.40%	to	2.55%	1,133,015	9.13	to	9.00	10,266,928	1.35%	-8.65%	to	-9.97%	****
NVIT International Index Fund - Class II (GVIX2)
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014			0.40%	5,529			10.39	57,426	3.50%			-6.50%
NVIT International Index Fund - Class VIII (GVIX8)
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
2013	0.65%	to	2.60%	3,121,010	9.57	to	9.60	32,543,493	3.00%	20.22%	to	17.87%
2012	0.65%	to	2.75%	2,316,939	7.96	to	8.06	20,283,307	2.53%	17.44%	to	14.95%
2011	0.65%	to	2.75%	2,533,356	6.78	to	7.01	19,050,533	2.62%	-13.41%	to	-15.24%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
2013	0.40%	to	3.05%	10,396,960	20.61	to	18.31	232,623,098	1.52%	26.74%	to	23.37%
2012	0.75%	to	3.05%	12,793,695	10.08	to	14.84	229,284,249	1.39%	15.03%	to	12.36%
2011	0.75%	to	3.05%	16,836,607	8.76	to	13.21	264,183,026	1.79%	-4.65%	to	-6.86%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
2013	0.40%	to	3.05%	69,467,461	15.70	to	13.85	1,036,338,855	1.87%	12.97%	to	9.97%
2012	0.40%	to	3.05%	54,359,537	13.90	to	12.59	725,544,444	1.98%	8.95%	to	6.04%
2011	0.40%	to	3.20%	39,506,703	12.76	to	11.83	489,089,921	2.15%	0.48%	to	-2.34%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
2013	0.40%	to	3.00%	85,633,495	17.83	to	15.76	1,450,611,221	1.78%	19.02%	to	15.91%
2012	0.40%	to	3.00%	82,215,483	14.98	to	13.60	1,182,944,342	1.83%	11.80%	to	8.88%
2011	0.40%	to	3.00%	69,667,022	13.40	to	12.49	906,298,809	2.07%	-1.33%	to	-3.90%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
2013	0.65%	to	2.80%	50,261,670	11.96	to	11.68	685,620,454	1.75%	4.15%	to	1.90%
2012	0.65%	to	2.80%	50,903,848	11.48	to	11.46	672,166,296	1.95%	4.49%	to	2.22%
2011	0.65%	to	2.80%	40,657,415	10.99	to	11.21	518,552,257	2.41%	2.26%	to	0.06%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
2013	0.40%	to	3.00%	155,762,593	13.00	to	15.05	2,804,955,904	1.71%	16.16%	to	13.13%
2012	0.40%	to	3.05%	155,508,138	11.19	to	13.24	2,443,754,059	1.64%	10.37%	to	7.42%
2011	0.40%	to	3.15%	163,597,374	10.14	to	12.21	2,362,475,885	2.13%	-0.44%	to	-3.18%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%
2013	0.40%	to	3.05%	55,228,742	13.06	to	16.98	1,164,979,300	1.58%	21.89%	to	18.65%
2012	0.65%	to	3.00%	67,732,226	10.57	to	14.38	1,179,694,762	1.55%	13.02%	to	10.34%
2011	0.65%	to	3.30%	80,738,644	9.36	to	12.69	1,253,194,315	2.01%	-2.76%	to	-5.35%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
2013	0.40%	to	3.00%	52,936,074	12.73	to	13.30	841,943,865	1.73%	10.05%	to	7.18%
2012	0.40%	to	3.05%	54,508,202	11.56	to	12.35	794,778,742	1.72%	7.61%	to	4.74%
2011	0.40%	to	3.05%	55,287,171	10.75	to	11.79	756,070,865	2.31%	1.65%	to	-1.04%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
2013	0.40%	to	2.65%	4,806,703	17.12	to	27.77	136,319,618	1.14%	32.52%	to	29.52%
2012	0.40%	to	2.75%	4,886,268	12.92	to	19.40	105,624,395	1.09%	17.00%	to	14.24%
2011	0.40%	to	3.05%	5,247,331	11.04	to	16.54	98,339,715	0.78%	-2.93%	to	-5.51%
NVIT Money Market Fund - Class I (SAM)
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
2013	0.40%	to	2.95%	51,823,152	9.97	to	8.39	618,554,973	0.00%	-0.40%	to	-2.95%
2012	0.40%	to	3.30%	55,839,551	10.01	to	8.34	669,400,136	0.00%	-0.40%	to	-3.31%
2011	0.40%	to	3.30%	52,755,926	10.05	to	8.63	654,112,501	0.00%	-0.40%	to	-3.29%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.80%	to	1.40%	2,745,069	$9.62	to	$9.52	$26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
2013	0.40%	to	3.05%	15,025,508	12.47	to	10.06	164,321,828	0.99%	20.59%	to	17.39%
2012	0.40%	to	3.20%	17,611,397	10.34	to	8.51	161,275,138	0.33%	15.06%	to	11.82%
2011	0.65%	to	3.20%	20,747,296	8.37	to	7.61	166,929,621	1.07%	-10.21%	to	-12.51%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
2013	0.95%	to	2.10%	30,305	15.62	to	16.25	519,923	2.15%	19.90%	to	18.51%
2012	0.95%	to	2.10%	35,976	13.03	to	13.71	517,528	0.12%	15.93%	to	14.58%
2011	0.95%	to	2.10%	44,925	11.24	to	11.97	559,837	1.41%	-17.21%	to	-18.17%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
2013	0.80%	to	1.40%	831,103	13.88	to	13.41	11,200,675	0.76%	33.66%	to	32.86%
2012	0.80%	to	1.40%	904,873	10.38	to	10.09	9,170,528	0.45%	15.42%	to	14.72%
2011	0.80%	to	1.40%	1,104,279	8.99	to	8.80	9,746,079	0.01%	-3.68%	to	-4.26%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
2013	0.40%	to	3.05%	9,742,636	14.13	to	12.03	127,555,037	0.50%	33.88%	to	30.32%
2012	0.40%	to	3.20%	10,753,793	10.55	to	9.16	106,290,589	0.22%	15.67%	to	12.42%
2011	0.40%	to	3.20%	13,148,749	9.12	to	8.15	113,477,686	0.00%	-3.62%	to	-6.32%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%
2013	0.80%	to	1.40%	320,482	15.34	to	15.00	4,820,743	1.43%	34.36%	to	33.54%
2012	0.80%	to	1.40%	284,923	11.42	to	11.24	3,208,201	1.25%	16.87%	to	16.16%
2011	0.80%	to	1.40%	341,497	9.77	to	9.67	3,307,487	1.09%	-6.58%	to	-7.15%
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
2013	0.40%	to	2.65%	5,423,937	14.12	to	11.68	67,465,993	1.25%	34.49%	to	31.45%
2012	0.40%	to	2.80%	5,175,853	10.50	to	8.82	48,453,793	1.19%	17.12%	to	14.29%
2011	0.40%	to	2.95%	5,145,247	8.96	to	7.67	41,597,008	0.87%	-6.47%	to	-8.86%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
2013	0.80%	to	1.40%	14,421,413	14.79	to	14.29	207,116,635	0.00%	37.83%	to	37.00%
2012	0.80%	to	1.40%	16,471,475	10.73	to	10.43	172,515,313	0.00%	13.98%	to	13.29%
2011	0.80%	to	1.40%	18,999,885	9.41	to	9.21	175,492,290	0.00%	-4.99%	to	-5.57%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
2013	0.40%	to	3.05%	9,737,422	14.61	to	12.80	135,678,865	0.00%	38.05%	to	34.38%
2012	0.40%	to	3.20%	11,668,408	10.59	to	9.46	118,934,528	0.00%	14.18%	to	10.97%
2011	0.40%	to	3.20%	14,187,931	9.27	to	8.52	127,998,792	0.00%	-4.83%	to	-7.50%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014			0.40%	1,719			13.85	23,808	1.99%			16.68%
2013			0.40%	329			11.87	3,905	1.33%			18.70%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
2013	0.65%	to	3.05%	20,097,001	15.67	to	13.65	301,002,162	1.16%	34.80%	to	31.54%
2012	0.40%	to	3.20%	22,970,709	12.07	to	10.30	257,001,207	1.09%	15.88%	to	12.61%
2011	0.40%	to	3.20%	27,202,766	10.41	to	9.14	265,164,390	0.81%	-2.71%	to	-5.44%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
2013	0.80%	to	1.40%	729,385	11.24	to	10.35	7,636,699	0.00%	43.14%	to	42.27%
2012	0.80%	to	1.40%	896,886	7.85	to	7.27	6,598,263	0.00%	12.53%	to	11.85%
2011	0.80%	to	1.40%	954,853	6.98	to	6.50	6,273,549	0.00%	-1.44%	to	-2.04%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2015	0.40%	to	2.80%	1,375,061	$14.43	to	$17.12	$29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
2013	0.40%	to	2.65%	1,124,666	14.11	to	19.65	24,462,929	0.00%	43.37%	to	40.14%
2012	0.40%	to	2.80%	1,133,372	9.84	to	12.56	17,482,428	0.00%	12.64%	to	9.92%
2011	0.65%	to	2.80%	1,534,116	8.49	to	11.43	21,201,023	0.00%	-1.50%	to	-3.63%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
2013	0.80%	to	1.40%	1,227,066	36.32	to	33.03	41,046,063	0.82%	39.28%	to	38.44%
2012	0.80%	to	1.40%	1,335,920	26.08	to	23.86	32,239,790	0.82%	19.48%	to	18.76%
2011	0.80%	to	1.40%	1,530,375	21.83	to	20.09	31,072,461	0.44%	-5.83%	to	-6.40%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%
2013	0.40%	to	2.70%	1,171,234	17.80	to	28.23	36,924,190	0.67%	39.46%	to	36.25%
2012	0.40%	to	2.90%	1,031,471	12.76	to	17.99	23,534,009	0.53%	19.82%	to	16.81%
2011	0.40%	to	2.90%	1,135,796	10.65	to	15.40	22,006,668	0.31%	-5.83%	to	-8.19%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
2013	0.60%	to	1.40%	1,570,642	12.91	to	53.92	85,139,423	0.13%	29.06%	to	38.94%	****
2012	0.80%	to	1.40%	1,793,384	43.04	to	38.81	70,518,786	0.15%	14.58%	to	13.88%
2011	0.80%	to	1.40%	2,073,053	37.57	to	34.08	71,520,637	0.53%	-6.31%	to	-6.88%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
2013	0.40%	to	2.95%	1,735,362	16.21	to	23.54	51,611,031	0.13%	39.99%	to	36.41%
2012	0.40%	to	2.95%	2,003,112	11.58	to	17.25	43,191,550	0.00%	14.76%	to	11.82%
2011	0.75%	to	2.95%	2,180,295	9.60	to	15.43	41,474,802	0.47%	-6.51%	to	-8.58%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
2013	0.40%	to	2.95%	12,261,303	12.91	to	12.29	187,266,465	3.53%	-1.52%	to	-4.04%
2012	0.40%	to	2.95%	10,834,509	13.11	to	12.81	169,630,801	2.63%	11.80%	to	8.93%
2011	0.40%	to	2.95%	9,793,974	11.72	to	11.76	138,341,481	4.40%	5.13%	to	2.44%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
2013	0.40%	to	2.95%	9,506,940	11.22	to	9.66	99,464,599	1.20%	-0.29%	to	-2.85%
2012	0.40%	to	3.30%	7,363,429	11.26	to	9.78	78,140,497	1.40%	3.11%	to	0.10%
2011	0.40%	to	3.30%	6,676,235	10.92	to	9.77	69,466,322	1.59%	0.89%	to	-2.04%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
2013	0.80%	to	1.40%	18,014,768	21.71	to	21.10	381,522,398	0.77%	35.61%	to	34.79%
2012	0.80%	to	1.40%	20,923,729	16.01	to	15.66	328,501,051	0.69%	17.73%	to	17.02%
2011	0.80%	to	1.40%	24,571,339	13.60	to	13.38	329,412,509	0.66%	-3.01%	to	-3.60%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
2013	0.40%	to	2.95%	12,147,466	21.85	to	19.36	251,927,500	0.51%	35.74%	to	32.27%
2012	0.40%	to	2.95%	14,521,525	16.10	to	14.64	224,173,932	0.43%	17.95%	to	14.92%
2011	0.65%	to	2.95%	17,340,176	13.56	to	12.74	229,464,344	0.41%	-3.13%	to	-5.37%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
2013	0.40%	to	3.05%	15,771,695	17.11	to	15.08	255,205,998	1.81%	19.61%	to	16.43%
2012	0.40%	to	3.20%	17,866,204	14.30	to	12.88	244,192,723	2.44%	19.08%	to	15.73%
2011	0.40%	to	3.20%	19,166,748	12.01	to	11.13	222,434,162	2.83%	-12.78%	to	-15.23%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
2013	0.40%	to	0.60%	16,278	11.98	to	11.97	195,038	0.00%	19.85%	to	19.69%	****
Invesco NVIT Comstock Value Fund - Class II (EIF2)
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
2013	0.40%	to	3.05%	7,694,919	14.71	to	18.05	176,761,059	0.00%	34.76%	to	31.18%
2012	0.65%	to	3.20%	7,739,216	10.32	to	13.55	133,169,084	1.01%	17.40%	to	14.38%
2011	0.65%	to	3.20%	8,681,768	8.79	to	11.85	128,259,076	1.14%	-3.18%	to	-5.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.80%	to	1.40%	3,980,586	$14.02	to	$13.38	$53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%
2013	0.80%	to	1.40%	4,873,879	11.68	to	11.28	55,228,629	1.41%	2.22%	to	1.60%
2012	0.80%	to	1.40%	5,802,593	11.42	to	11.10	64,663,437	1.03%	14.86%	to	14.16%
2011	0.80%	to	1.40%	6,584,064	9.95	to	9.73	64,220,052	0.86%	5.65%	to	5.01%
NVIT Real Estate Fund - Class II (NVRE2)
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
2013	0.40%	to	2.80%	6,586,101	23.76	to	10.24	72,709,206	1.27%	2.29%	to	-0.18%
2012	0.65%	to	2.80%	6,374,471	11.36	to	10.25	69,601,956	0.81%	14.83%	to	12.34%
2011	0.65%	to	2.80%	6,645,388	9.89	to	9.13	63,716,493	0.61%	5.45%	to	3.17%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
2013			0.60%	2,099			11.20	23,510	0.71%			12.01%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
2013	0.40%	to	2.30%	20,316,134	11.03	to	10.89	222,426,695	3.28%	10.31%	to	8.90%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
2013	0.40%	to	2.65%	9,283,008	10.89	to	10.73	100,339,679	3.34%	8.92%	to	7.27%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
2013	0.40%	to	2.30%	11,584,365	10.81	to	10.68	124,342,023	3.40%	8.14%	to	6.76%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
2013	0.40%	to	2.30%	6,817,671	10.73	to	10.59	72,583,126	3.12%	7.25%	to	5.88%	****
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
2013	0.40%	to	2.80%	723,265	12.65	to	12.44	9,071,715	2.35%	26.46%	to	24.42%	****
NVIT S&P 500 Index Fund Class II (GVEX2)
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%
2013	0.40%	to	2.65%	3,743,803	11.77	to	11.59	43,701,775	3.41%	17.70%	to	15.92%	****
NW BlkRkNVITMgdGlblAllocII (NVMGA2)
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
TOPS Managed Risk Balanced ETF Portfolio - Class 4 (NOTB4)
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
2013	1.30%	to	2.65%	496,927	10.77	to	10.60	5,328,079	0.96%	6.07%	to	4.62%
2012	1.50%	to	1.75%	28,003	10.15	to	10.14	284,049	0.00%	1.47%	to	1.42%	****
TOPS Managed Risk Growth ETF Portfolio - Class 4 (NOTG4)
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
2013	1.30%	to	2.30%	402,119	11.72	to	11.58	4,688,876	1.59%	14.14%	to	12.98%
2012	1.50%	to	1.75%	14,748	10.27	to	10.26	151,391	0.00%	2.65%	to	2.61%	****
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
2013	1.15%	to	2.30%	189,573	11.39	to	11.23	2,144,830	1.25%	10.68%	to	9.39%
2012	1.50%	to	1.75%	7,494			10.28	77,059	0.00%	2.83%	to	2.79%	****
Foreign Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
Real Return Portfolio - Advisor Class (PMVRA)
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
2013			0.40%	3,432			8.96	30,740	3.61%			-10.43%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2015			0.40%	40,380			$12.86	$519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%
2013			0.40%	36,960			11.95	441,698	2.53%			15.81%
2012			0.40%	18,205			10.32	187,865	2.15%			12.92%
2011			0.40%	4,833			9.14	44,167	0.00%			-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
2013	0.95%	to	2.30%	317,866	19.32	to	20.69	7,094,461	1.13%	33.31%	to	31.50%
2012	0.95%	to	2.30%	367,311	14.49	to	15.73	6,194,505	1.34%	16.13%	to	14.54%
2011	0.95%	to	2.30%	449,878	12.48	to	13.74	6,554,605	1.09%	5.06%	to	3.64%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
2013	0.40%	to	0.60%	14,380	12.32	to	12.30	177,100	0.23%	23.19%	to	23.02%	****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
2013	0.40%	to	2.80%	2,947,714	17.28	to	25.87	92,748,360	0.41%	37.08%	to	33.78%
2012	0.40%	to	2.80%	2,682,273	12.61	to	19.34	62,525,958	0.29%	17.99%	to	15.14%
2011	0.40%	to	2.80%	2,665,187	10.68	to	16.79	53,434,948	0.24%	-8.99%	to	-11.18%
VP Balanced Fund - Class I (ACVB)
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
2013	0.80%	to	1.40%	1,136,387	27.95	to	29.22	35,660,596	1.58%	16.49%	to	15.78%
2012	0.80%	to	1.40%	1,270,811	23.99	to	25.24	34,413,231	2.06%	10.90%	to	10.23%
2011	0.80%	to	1.40%	1,363,531	21.63	to	22.90	33,399,691	1.87%	4.49%	to	3.86%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%
2013	0.80%	to	1.40%	970,158	19.03	to	17.31	17,004,656	2.23%	34.73%	to	33.92%
2012	0.80%	to	1.40%	1,072,863	14.13	to	12.92	14,026,017	2.08%	13.82%	to	13.13%
2011	0.80%	to	1.40%	1,231,796	12.41	to	11.42	14,222,208	1.54%	2.29%	to	1.67%
VP Income & Growth Fund - Class II (ACVIG2)
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
2013	0.95%	to	2.40%	242,506	19.51	to	20.00	5,200,052	1.95%	34.20%	to	32.23%
2012	0.95%	to	2.40%	266,974	14.54	to	15.12	4,322,744	1.82%	13.37%	to	11.70%
2011	0.95%	to	2.40%	311,018	12.82	to	13.54	4,486,341	1.27%	1.88%	to	0.39%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
2013	0.40%	to	2.95%	18,608,330	12.22	to	11.37	247,747,141	1.63%	-8.85%	to	-11.18%
2012	0.40%	to	3.30%	18,958,776	13.41	to	12.35	280,132,988	2.45%	6.96%	to	3.83%
2011	0.40%	to	3.30%	17,822,531	12.54	to	11.89	248,904,528	4.07%	11.30%	to	8.07%
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
2013	0.40%	to	1.40%	559,245	11.62	to	17.23	9,698,315	1.22%	16.17%	to	28.29%	****
2012	0.80%	to	1.40%	537,946	13.99	to	13.43	7,269,434	2.03%	15.40%	to	14.70%
2011	0.80%	to	1.40%	580,082	12.12	to	11.71	6,829,047	1.33%	-1.49%	to	-2.08%
VP Mid Cap Value Fund - Class II (ACVMV2)
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
2013	0.40%	to	2.95%	5,082,599	17.78	to	17.86	102,297,713	1.07%	29.38%	to	26.07%
2012	0.40%	to	3.30%	5,121,977	13.74	to	13.78	80,532,667	1.88%	15.76%	to	12.38%
2011	0.40%	to	3.30%	4,998,981	11.87	to	12.26	68,625,791	1.21%	-1.24%	to	-4.11%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
2013	0.40%	to	3.05%	3,719,928	18.38	to	25.70	110,561,514	1.08%	40.15%	to	36.43%
2012	0.40%	to	3.20%	3,907,331	13.11	to	18.56	83,997,413	0.46%	15.28%	to	12.03%
2011	0.40%	to	3.20%	4,193,254	11.38	to	16.56	80,122,724	0.59%	0.16%	to	-2.65%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.80%	to	1.40%	1,207,976	$24.43	to	$21.84	$26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
2013	0.80%	to	1.40%	1,661,858	23.55	to	21.31	35,885,502	1.94%	20.13%	to	19.41%
2012	0.80%	to	1.40%	1,973,392	19.60	to	17.84	35,662,378	3.67%	9.54%	to	8.88%
2011	0.80%	to	1.40%	1,991,035	17.89	to	16.39	33,021,204	1.60%	8.14%	to	7.49%
Appreciation Portfolio - Service Shares (DCAPS)
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
2013	0.40%	to	2.75%	5,967,733	14.41	to	16.98	121,280,253	1.72%	20.34%	to	17.50%
2012	0.40%	to	2.75%	6,144,933	11.97	to	14.45	105,436,097	3.22%	9.70%	to	7.10%
2011	0.40%	to	2.80%	5,240,577	10.92	to	13.43	83,122,167	1.22%	8.30%	to	5.70%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
2013	0.95%	to	2.25%	66,935	16.47	to	18.40	1,328,347	0.00%	46.81%	to	44.89%
2012	0.95%	to	2.25%	86,233	11.22	to	12.70	1,187,684	0.00%	19.09%	to	17.53%
2011	0.95%	to	2.25%	146,781	9.42	to	10.80	1,693,426	0.31%	-14.87%	to	-15.99%
Growth and Income Portfolio - Initial Shares (DGI)
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
2013	0.80%	to	1.40%	758,596	22.33	to	20.14	15,480,153	0.90%	35.69%	to	34.87%
2012	0.80%	to	1.40%	861,337	16.46	to	14.93	13,022,469	1.43%	17.13%	to	16.42%
2011	0.80%	to	1.40%	981,613	14.05	to	12.83	12,734,711	1.23%	-3.57%	to	-4.15%
Managed Tail Risk Fund II: Service Shares (FCA2S)
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
2013	0.95%	to	2.30%	77,503	14.96	to	15.32	1,294,213	0.75%	15.01%	to	13.44%
2012	0.95%	to	2.40%	90,443	13.01	to	13.37	1,322,091	0.27%	8.98%	to	7.38%
2011	0.95%	to	2.40%	119,610	11.93	to	12.45	1,615,658	0.50%	-6.40%	to	-7.77%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
2013	0.80%	to	1.40%	613,836	16.26	to	15.15	9,376,584	4.42%	0.23%	to	-0.38%
2012	0.80%	to	1.40%	741,288	16.22	to	15.21	11,356,698	4.05%	8.84%	to	8.18%
2011	0.80%	to	1.40%	780,758	14.90	to	14.06	11,050,770	5.28%	1.46%	to	0.84%
Quality Bond Fund II - Service Shares (FQBS)
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
2013	0.95%	to	2.45%	2,269,504	14.39	to	12.22	30,823,735	4.10%	-0.21%	to	-1.72%
2012	0.95%	to	2.60%	2,755,559	14.42	to	12.25	37,620,602	3.95%	8.40%	to	6.59%
2011	0.95%	to	2.60%	3,296,763	13.30	to	11.49	41,686,179	5.15%	1.02%	to	-0.65%
Equity-Income Portfolio - Initial Class (FEIP)
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
2013	0.80%	to	1.40%	6,152,207	33.84	to	40.53	363,993,754	2.44%	27.12%	to	26.35%
2012	0.80%	to	1.40%	7,055,782	26.62	to	32.08	329,203,117	3.02%	16.37%	to	15.66%
2011	0.80%	to	1.40%	8,145,845	22.88	to	27.73	327,038,946	2.36%	0.17%	to	-0.44%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
2013	1.10%	to	2.65%	297,744	31.03	to	26.13	8,897,390	0.63%	28.75%	to	26.74%
2012	1.10%	to	2.65%	387,864	24.10	to	20.62	9,012,217	0.34%	25.66%	to	23.69%
2011	1.10%	to	2.65%	490,823	19.18	to	16.67	9,070,473	0.64%	-10.04%	to	-11.44%
High Income Portfolio - Initial Class (FHIP)
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
2013	0.80%	to	1.40%	1,392,887	21.89	to	22.62	45,516,358	5.54%	5.10%	to	4.46%
2012	0.80%	to	1.40%	1,611,234	20.83	to	21.66	50,388,870	5.46%	13.31%	to	12.63%
2011	0.80%	to	1.40%	1,920,320	18.38	to	19.23	53,138,689	6.45%	3.20%	to	2.58%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
2013	0.80%	to	1.40%	3,367,004	28.99	to	27.24	138,009,620	1.53%	14.78%	to	14.09%
2012	0.80%	to	1.40%	3,849,011	25.26	to	23.88	137,525,874	1.47%	11.58%	to	10.90%
2011	0.80%	to	1.40%	4,443,665	22.64	to	21.53	142,760,992	1.83%	-3.34%	to	-3.92%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.40%	to	2.85%	5,226,773	$12.84	to	$11.52	$68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
2013	0.40%	to	2.80%	4,493,171	18.73	to	17.73	87,774,213	0.73%	23.65%	to	20.67%
2012	0.65%	to	2.80%	4,666,971	8.66	to	14.70	74,165,800	0.73%	4.05%	to	1.79%
2011	0.75%	to	2.80%	5,296,112	8.29	to	14.44	82,156,680	0.82%	-5.91%	to	-7.85%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
2013	0.40%	to	2.95%	11,637,287	13.10	to	16.93	245,481,919	2.46%	27.32%	to	24.06%
2012	0.40%	to	3.30%	10,692,821	10.29	to	13.18	179,943,768	2.97%	16.59%	to	13.18%
2011	0.40%	to	3.30%	10,951,320	8.82	to	11.64	160,429,469	2.42%	0.25%	to	-2.66%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%
2013	0.80%	to	1.40%	425,084	14.35	to	13.69	5,859,696	1.53%	12.49%	to	11.81%
2012	0.80%	to	1.40%	468,537	12.75	to	12.25	5,769,429	1.84%	10.79%	to	10.12%
2011	0.80%	to	1.40%	470,396	11.51	to	11.12	5,255,064	1.94%	-1.08%	to	-1.68%
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
2013	1.10%	to	2.65%	12,573,844	15.30	to	13.34	185,634,738	1.60%	11.95%	to	10.20%
2012	1.10%	to	2.65%	10,721,864	13.67	to	12.11	141,890,971	1.85%	10.35%	to	8.62%
2011	1.10%	to	2.60%	9,073,579	12.39	to	11.19	109,039,045	2.09%	-1.52%	to	-3.01%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
2013	0.80%	to	1.40%	826,009	14.17	to	13.53	11,258,198	1.72%	15.03%	to	14.33%
2012	0.80%	to	1.40%	847,317	12.32	to	11.83	10,089,918	1.93%	12.28%	to	11.60%
2011	0.80%	to	1.40%	901,996	10.97	to	10.60	9,615,738	2.06%	-1.91%	to	-2.51%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
2013	1.10%	to	2.95%	31,237,389	15.81	to	13.42	477,920,517	1.56%	14.36%	to	12.22%
2012	1.10%	to	2.95%	31,873,679	13.82	to	11.96	427,562,784	1.90%	11.82%	to	9.73%
2011	1.10%	to	2.95%	28,669,879	12.36	to	10.90	344,893,609	2.37%	-2.33%	to	-4.15%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
2013	0.80%	to	1.40%	781,125	14.34	to	13.69	10,777,551	1.71%	20.52%	to	19.80%
2012	0.80%	to	1.40%	716,045	11.90	to	11.43	8,239,150	2.06%	14.56%	to	13.86%
2011	0.80%	to	1.40%	688,670	10.39	to	10.04	6,953,362	2.03%	-3.47%	to	-4.06%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
2013	1.10%	to	2.60%	2,483,236	16.47	to	14.43	39,129,430	1.61%	20.07%	to	18.25%
2012	1.10%	to	2.60%	2,196,243	13.72	to	12.20	28,863,603	1.99%	13.91%	to	12.18%
2011	1.10%	to	2.55%	2,066,391	12.04	to	10.91	23,919,498	1.88%	-3.90%	to	-5.30%
VIP Growth Portfolio - Initial Class (FGP)
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
2013	0.80%	to	1.40%	5,049,679	30.18	to	37.76	380,764,588	0.28%	35.25%	to	34.43%
2012	0.80%	to	1.40%	5,741,037	22.31	to	28.09	320,126,389	0.57%	13.77%	to	13.08%
2011	0.80%	to	1.40%	6,680,291	19.61	to	24.84	327,905,995	0.35%	-0.60%	to	-1.20%
VIP Growth Portfolio - Service Class 2 (FG2)
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
2013	0.40%	to	2.95%	7,005,335	13.19	to	17.43	152,740,309	0.05%	35.46%	to	31.99%
2012	0.40%	to	2.95%	5,923,542	9.74	to	13.20	96,753,422	0.36%	13.94%	to	11.02%
2011	0.40%	to	2.95%	6,092,294	8.55	to	11.89	89,150,856	0.15%	-0.43%	to	-2.98%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
2013	0.80%	to	1.40%	1,326,705	14.54	to	13.63	18,227,034	1.98%	-2.67%	to	-3.26%
2012	0.80%	to	1.40%	1,867,877	14.94	to	14.09	26,515,130	2.20%	4.92%	to	4.28%
2011	0.80%	to	1.40%	2,042,324	14.24	to	13.51	27,775,950	3.19%	6.35%	to	5.71%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2015	0.40%	to	2.95%	23,352,303	$13.34	to	$11.17	$321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%
2013	0.40%	to	3.05%	27,684,133	12.84	to	11.20	372,132,171	2.16%	-2.46%	to	-5.06%
2012	0.40%	to	3.20%	28,617,794	13.17	to	11.62	397,465,850	2.07%	5.18%	to	2.22%
2011	0.40%	to	3.20%	29,688,055	12.52	to	11.37	394,645,282	2.82%	6.61%	to	3.62%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
2013	0.80%	to	1.40%	1,706,222	16.41	to	15.66	26,905,580	0.41%	34.97%	to	34.16%
2012	0.80%	to	1.40%	1,935,622	12.15	to	11.67	22,729,870	0.49%	13.83%	to	13.14%
2011	0.80%	to	1.40%	2,401,588	10.68	to	10.32	24,904,322	0.13%	-11.43%	to	-11.96%
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
2013	0.40%	to	2.95%	8,495,980	15.14	to	29.35	293,067,910	0.27%	35.33%	to	31.86%
2012	0.40%	to	3.30%	9,324,722	11.19	to	21.50	241,187,085	0.38%	14.10%	to	10.77%
2011	0.40%	to	3.30%	10,141,828	9.81	to	19.41	233,130,775	0.02%	-11.21%	to	-13.79%
VIP Overseas Portfolio - Initial Class (FOP)
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
2013	0.80%	to	1.40%	1,772,900	26.41	to	25.73	57,237,455	1.35%	29.39%	to	28.61%
2012	0.80%	to	1.40%	2,036,328	20.41	to	20.01	50,881,408	1.89%	19.77%	to	19.05%
2011	0.80%	to	1.40%	2,365,334	17.04	to	16.80	49,616,178	1.31%	-17.83%	to	-18.32%
VIP Overseas Portfolio - Service Class 2 (FO2)
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
2013	1.15%	to	2.25%	93,749	25.35	to	22.45	2,314,397	0.96%	28.67%	to	27.24%
2012	1.15%	to	2.25%	124,307	19.70	to	17.64	2,396,554	1.64%	18.99%	to	17.66%
2011	1.10%	to	2.25%	149,602	16.63	to	14.99	2,423,876	1.01%	-18.25%	to	-19.20%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
2013	0.80%	to	1.40%	334,669	22.73	to	21.17	7,155,947	0.79%	29.40%	to	28.62%
2012	0.80%	to	1.40%	396,128	17.56	to	16.46	6,579,269	0.50%	26.08%	to	25.32%
2011	0.80%	to	1.40%	432,099	13.93	to	13.14	5,721,382	0.81%	-9.58%	to	-10.12%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
2013	0.40%	to	2.80%	13,882,728	18.86	to	13.22	202,498,769	6.27%	13.49%	to	10.75%
2012	0.65%	to	2.80%	11,580,755	12.21	to	11.94	150,710,957	6.36%	11.92%	to	9.49%
2011	0.75%	to	2.95%	11,167,150	10.86	to	10.81	131,070,725	5.75%	1.62%	to	-0.63%
Rising Dividends Securities Fund - Class 2 (FTVRD2)
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
2013	0.95%	to	2.65%	2,397,373			20.72	56,329,577	1.57%	28.46%	to	26.25%
2012	0.95%	to	2.80%	2,898,040	16.13	to	14.96	53,163,767	1.62%	10.90%	to	8.82%
2011	0.95%	to	2.80%	3,637,623	14.55	to	13.75	60,305,085	1.53%	4.99%	to	3.04%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%
2013	0.40%	to	3.05%	4,717,626	17.92	to	25.37	150,768,164	1.32%	35.69%	to	32.09%
2012	0.40%	to	3.20%	5,909,169	13.21	to	18.92	140,705,161	0.76%	17.91%	to	14.59%
2011	0.40%	to	3.20%	7,354,175	11.20	to	16.51	149,929,914	0.66%	-4.14%	to	-6.83%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
2013	0.40%	to	0.60%	26,408	11.50	to	11.48	303,453	1.18%	14.97%	to	14.81%	****
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
2013	0.95%	to	2.25%	142,773	21.80	to	22.95	3,570,304	2.39%	21.80%	to	20.21%
2012	0.95%	to	2.25%	165,137	17.90	to	19.09	3,401,372	2.97%	17.11%	to	15.57%
2011	0.95%	to	2.25%	196,259	15.28	to	16.52	3,471,745	1.67%	-11.48%	to	-12.64%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.40%	to	2.85%	13,724,392	$9.49	to	$9.20	$126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
2013	0.40%	to	0.60%	39,602	9.81	to	9.80	388,126	0.28%	-1.87%	to	-2.00%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
2013	0.40%	to	2.65%	5,051,846	19.67	to	11.54	61,795,172	11.10%	23.28%	to	20.49%
2012	0.75%	to	2.65%	2,790,624	10.48	to	9.58	28,120,573	2.64%	14.47%	to	12.27%
2011	1.05%	to	2.65%	2,438,014	9.05	to	8.53	21,662,279	0.02%	-2.57%	to	-4.15%
Franklin Strategic Income Securities Fund: Class 2 (FTVSI2)
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
2013			0.40%	1,291			9.99	12,900	0.00%			-0.07%	****
Franklin High Income Securities Fund: Class 2 (FTVHI2)
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
2013	0.40%	to	0.60%	9,757	10.23	to	10.22	99,686	0.00%	2.29%	to	2.15%	****
Structured Small Cap Equity Fund: Service Shares (GVSSCS)
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%
2013			0.40%	804			12.43	9,995	0.79%			24.31%	****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
2013	0.40%	to	2.95%	13,156,674	10.61	to	8.93	150,853,109	2.17%	0.21%	to	-2.35%
2012	0.40%	to	3.05%	13,542,864	10.59	to	9.05	157,169,937	2.89%	4.19%	to	1.41%
2011	0.40%	to	3.05%	15,352,684	10.16	to	8.93	171,320,708	3.62%	-0.11%	to	-2.76%
International Portfolio - S Class Shares (AMINS)
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
2013	0.80%	to	2.65%	1,294,218	19.93	to	19.92	29,316,744	0.68%	36.50%	to	33.96%
2012	0.80%	to	2.65%	1,432,779	14.60	to	14.87	23,889,201	0.22%	10.09%	to	8.03%
2011	0.80%	to	2.65%	1,804,517	13.26	to	13.76	27,464,680	0.32%	-3.85%	to	-5.64%
International Growth Fund/VA- Service Shares (OVIGS)
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
Capital Income Fund/VA - Non-Service Shares (OVMS)
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
2013	0.80%	to	1.40%	1,239,133	23.05	to	23.59	36,088,027	2.35%	12.26%	to	11.59%
2012	0.80%	to	1.40%	1,434,115	20.53	to	21.14	37,466,189	1.35%	11.44%	to	10.76%
2011	0.80%	to	1.40%	1,737,854	18.42	to	19.09	40,852,941	2.36%	-0.08%	to	-0.69%
Core Bond Fund/VA - Non-Service Shares (OVB)
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
2013	0.80%	to	1.40%	1,470,230	15.08	to	14.76	27,812,794	5.07%	-0.90%	to	-1.50%
2012	0.80%	to	1.40%	1,736,330	15.22	to	14.98	33,119,981	4.89%	9.41%	to	8.74%
2011	0.80%	to	1.40%	2,055,734	13.91	to	13.78	36,087,270	6.02%	7.40%	to	6.76%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
2013	0.60%	to	1.40%	2,148,688	11.51	to	51.06	115,712,883	1.38%	15.06%	to	25.53%	****
2012	0.80%	to	1.40%	2,405,799	43.41	to	40.68	104,525,558	2.16%	20.29%	to	19.56%
2011	0.80%	to	1.40%	2,816,110	36.09	to	34.02	102,224,646	1.30%	-9.02%	to	-9.57%
Global Securities Fund/VA - Service Class (OVGSS)
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****
2013	0.95%	to	2.25%	244,473	24.50	to	27.33	7,307,348	1.15%	25.78%	to	24.14%
2012	0.95%	to	2.25%	310,391	19.48	to	22.02	7,406,259	1.91%	19.80%	to	18.22%
2011	0.95%	to	2.25%	368,092	16.26	to	18.62	7,361,088	1.10%	-9.39%	to	-10.58%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
International Growth Fund/VA - Non-Service Shares (OVIG)
2015	0.40%	to	0.60%	54,413	$10.99	to	$10.94	$597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
2013	0.40%	to	0.60%	43,039	11.55	to	11.53	496,525	0.06%	15.49%	to	15.33%	****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
2013	0.40%	to	1.40%	921,054	12.09	to	13.57	12,629,553	1.10%	20.88%	to	29.93%	****
2012	0.80%	to	1.40%	1,074,623	11.28	to	10.45	11,345,866	1.01%	15.93%	to	15.23%
2011	0.80%	to	1.40%	1,223,602	9.73	to	9.07	11,201,679	0.86%	-0.81%	to	-1.41%
Main Street Fund(R)/VA - Service Class (OVGIS)
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
2013	0.40%	to	3.05%	11,093,728	14.18	to	16.83	234,121,775	0.86%	30.91%	to	27.43%
2012	0.40%	to	3.20%	12,583,850	10.83	to	13.01	204,894,940	0.65%	16.14%	to	12.87%
2011	0.40%	to	3.20%	15,287,929	9.33	to	11.53	216,328,023	0.59%	-0.71%	to	-3.50%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
2013	0.80%	to	1.40%	510,359	16.06	to	15.33	7,872,940	0.89%	39.89%	to	39.04%
2012	0.80%	to	1.40%	397,625	11.48	to	11.02	4,409,595	0.57%	17.04%	to	16.33%
2011	0.80%	to	1.40%	420,119	9.81	to	9.48	4,000,819	0.57%	-2.99%	to	-3.58%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
2013	0.40%	to	2.80%	2,350,049	17.54	to	25.50	74,014,689	0.69%	40.06%	to	36.69%
2012	0.40%	to	3.30%	2,334,765	12.52	to	17.75	53,269,053	0.33%	17.20%	to	13.78%
2011	0.40%	to	3.30%	2,533,954	10.68	to	15.60	49,994,641	0.37%	-2.77%	to	-5.60%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
2013	0.80%	to	1.40%	1,372,859	8.87	to	8.16	11,347,669	0.01%	34.90%	to	34.08%
2012	0.80%	to	1.40%	1,559,411	6.58	to	6.09	9,602,969	0.00%	15.51%	to	14.81%
2011	0.80%	to	1.40%	1,900,617	5.69	to	5.30	10,183,980	0.00%	0.29%	to	-0.32%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
2013	0.80%	to	1.40%	125,275	10.07	to	10.00	1,253,971	4.88%	-0.93%	to	-1.53%
2012	0.80%	to	1.40%	67,987	10.16	to	10.15	690,480	0.00%	1.65%	to	1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
2013	0.85%	to	2.75%	963,727	10.04	to	9.81	9,601,690	4.50%	-1.21%	to	-3.11%
2012	0.95%	to	2.75%	874,911	10.16	to	10.12	8,879,113	0.00%	1.58%	to	1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%
2013	0.65%	to	2.65%	4,567,870	10.61	to	10.26	47,681,453	5.16%	-0.54%	to	-2.54%
2012	0.65%	to	2.55%	1,874,670	10.67	to	10.53	19,881,541	6.23%	6.71%	to	5.35%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
2013	0.40%	to	2.55%	2,492,506	12.55	to	11.33	29,755,599	1.72%	-6.94%	to	-8.95%
2012	0.75%	to	2.55%	1,763,524	13.31	to	12.45	22,842,574	5.09%	4.44%	to	2.54%
2011	0.75%	to	2.55%	1,837,753	12.75	to	12.14	22,970,486	1.91%	7.61%	to	5.66%
Low Duration Portfolio - Advisor Class (PMVLAD)
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
2013	0.40%	to	3.05%	33,423,782	12.15	to	10.72	384,925,917	1.35%	-0.63%	to	-3.28%
2012	0.40%	to	3.20%	28,772,761	12.23	to	11.02	337,025,026	1.81%	5.33%	to	2.36%
2011	0.40%	to	3.20%	23,171,669	11.61	to	10.76	260,577,575	1.57%	0.60%	to	-2.22%
Total Return Portfolio - Advisor Class (PMVTRD)
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
2013	0.40%	to	2.80%	25,952,951	10.71	to	10.03	269,467,393	2.14%	-2.44%	to	-4.80%
2012	0.40%	to	2.80%	17,987,204	10.98	to	10.54	193,716,161	2.44%	9.06%	to	6.43%
2011	0.40%	to	2.70%	6,540,321	10.06	to	9.91	65,327,248	1.60%	0.64%	to	-0.90%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2015	0.40%	to	0.60%	11,828	$5.37	to	$5.34	$63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
2013			0.40%		2,094		8.94	18,722	0.00%			-10.59%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
2013			0.40%	807			9.21	7,433	2.35%			-7.89%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
VT Growth & Income Fund: Class IB (PVGIB)
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
2013	1.05%	to	2.30%	149,244	18.03	to	17.32	2,814,117	1.76%	34.25%	to	32.56%
2012	1.05%	to	2.30%	187,620	13.43	to	13.06	2,644,472	1.81%	17.88%	to	16.39%
2011	1.05%	to	2.35%	212,998	11.40	to	11.18	2,559,811	1.31%	-5.64%	to	-6.88%
VT International Equity Fund: Class IB (PVTIGB)
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
2013	1.15%	to	2.05%	17,177	20.35	to	18.46	336,690	1.50%	26.60%	to	25.45%
2012	1.15%	to	2.05%	21,475	16.07	to	14.71	332,677	2.25%	20.51%	to	19.41%
2011	1.15%	to	2.10%	28,337	13.34	to	12.27	366,694	3.58%	-17.89%	to	-18.68%
VT Voyager Fund: Class IB (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
2013	0.95%	to	2.30%	100,705	20.27	to	19.21	2,129,944	0.84%	42.36%	to	40.42%
2012	0.95%	to	2.35%	127,985	14.24	to	13.61	1,899,798	0.38%	13.14%	to	11.54%
2011	0.95%	to	2.45%	221,728	12.58	to	12.09	2,914,393	0.00%	-18.63%	to	-19.86%
VI American Franchise Fund - Series II Shares (ACEG2)
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%
2013	0.80%	to	2.50%	544,932	13.42	to	13.04	7,224,266	0.25%	38.68%	to	36.30%
2012	0.80%	to	2.55%	548,055	9.68	to	9.56	5,277,298	0.00%	-3.21%	to	-4.37%	****
Diversified Stock Fund Class A Shares (VYDS)
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
2013	1.15%	to	1.55%	25,251	19.51	to	18.70	486,302	0.63%	32.39%	to	31.85%
2012	1.15%	to	1.55%	26,781	14.73	to	14.18	390,226	0.99%	14.94%	to	14.47%
2011	1.15%	to	1.65%	27,442	12.82	to	12.29	348,002	0.64%	-7.90%	to	-8.36%
Small-Cap Portfolio - Investment Class (ROCSC)
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
2013	0.40%	to	0.60%	5,442	12.63	to	12.61	68,683	1.76%	26.27%	to	26.10%	****
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
2013	0.40%	to	2.45%	333,972	9.97	to	9.83	3,301,465	0.00%	-0.31%	to	-1.69%	****
Health Sciences Portfolio - II (TRHS2)
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
2013	0.40%	to	2.80%	6,412,668	22.81	to	20.86	140,496,406	0.00%	49.91%	to	46.30%
2012	0.65%	to	2.80%	3,798,987	15.12	to	14.26	56,146,556	0.00%	30.15%	to	27.32%
2011	0.75%	to	2.80%	2,368,928	11.60	to	11.20	27,116,053	0.00%	9.56%	to	7.30%
VIP Trust - Global Hard Assets Fund- Service Class (VWHAS)
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
2013	0.40%	to	2.55%	2,913,519	11.40	to	10.27	30,449,440	0.34%	14.03%	to	7.48%	****
2012	0.75%	to	2.55%	1,388,083	9.68	to	9.56	13,363,085	0.78%	-3.24%	to	-4.42%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%
2013	0.80%	to	1.40%	489,626	19.84	to	20.17	11,575,326	2.39%	-9.90%	to	-10.44%
2012	0.80%	to	1.40%	576,088	22.02	to	22.53	15,204,351	1.74%	4.70%	to	4.07%
2011	0.80%	to	1.40%	445,923	21.03	to	21.65	11,388,013	8.06%	7.28%	to	6.63%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.80%	to	1.40%	809,875	$24.23	to	$21.59	$17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
2013	0.80%	to	1.40%	1,077,764	28.74	to	25.92	28,316,991	1.62%	11.12%	to	10.45%
2012	0.80%	to	1.40%	1,277,864	25.87	to	23.47	30,377,030	0.00%	28.77%	to	27.99%
2011	0.80%	to	1.40%	797,445	20.09	to	18.34	14,792,818	1.09%	-26.33%	to	-26.78%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
2013	0.75%	to	2.80%	2,044,581	10.72	to	10.35	52,324,603	0.75%	9.70%	to	7.44%
2012	0.75%	to	2.80%	2,974,012	9.77	to	9.64	65,033,799	0.76%	-2.28%	to	-3.63%	****
2011	0.80%	to	1.40%	552,304	41.36	to	38.86	25,073,059	1.21%	-17.12%	to	-17.62%
Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (WRPMAV)
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
2013	0.40%	to	0.60%	165,259			10.83	1,790,170	0.00%	8.34%	to	8.26%	****
Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (WRPMCV)
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
2013	0.40%	to	0.60%	75,534	10.63	to	10.62	802,504	0.00%	6.27%	to	6.18%	****
Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (WRPMMV)
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
2013	0.40%	to	0.60%	222,311	10.75	to	10.74	2,389,889	0.00%	7.53%	to	7.44%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
2013	0.40%	to	2.80%	13,405,643	17.66	to	15.76	223,555,413	1.21%	24.63%	to	21.63%
2012	0.65%	to	2.80%	9,003,602	14.04	to	12.96	122,124,768	1.13%	18.40%	to	15.83%
2011	0.65%	to	2.80%	8,101,468	11.86	to	11.19	93,728,667	1.01%	-7.81%	to	-9.80%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
2013	0.60%	to	2.80%	7,007,963	10.38	to	11.50	82,246,215	4.30%	3.77%	to	7.41%	****
2012	0.75%	to	2.80%	2,344,079	10.86	to	10.71	25,294,682	0.05%	8.55%	to	7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
2013	0.40%	to	2.65%	2,767,879	13.11	to	12.62	35,566,853	0.00%	29.42%	to	26.50%
2012	0.40%	to	2.80%	741,676	10.13	to	9.97	7,454,095	0.00%	1.29%	to	-0.34%	****
Variable Insurance Portfolios - Pathfinder Aggressive (WRPAP)
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
2013	0.40%	to	0.60%	216,208	13.27	to	13.16	2,869,630	1.53%	14.29%	to	14.06%
2012			0.40%	199,019			11.61	2,311,373	0.81%			6.52%
2011			0.40%	92,333			10.90	1,006,692	0.10%			0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
2013	0.40%	to	0.60%	2,057,057	14.48	to	14.36	29,770,493	1.12%	20.35%	to	20.11%
2012			0.40%	1,406,121			12.03	16,912,148	0.74%			9.09%
2011			0.40%	424,157			11.03	4,676,395	0.61%			-1.85%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
2013	0.40%	to	0.60%	3,153,289	15.05	to	14.93	47,456,503	1.25%	23.32%	to	23.07%
2012			0.40%	2,235,029			12.20	27,276,311	0.71%			10.37%
2011			0.40%	1,230,558			11.06	13,606,615	0.72%			-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
2013	0.40%	to	0.60%	540,241	13.92	to	13.80	7,518,782	1.36%	17.24%	to	17.00%
2012			0.40%	449,607			11.87	5,337,953	0.69%			7.98%
2011			0.40%	148,360			11.00	1,631,286	0.33%			-0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Advantage VT Discovery Fund (SVDF)
2013			1.30%	74			$68.31	$5,055	0.01%			41.93%
2012			1.30%	74			48.13	3,562	0.00%			16.20%
2011			1.30%	74			41.42	3,065	0.00%			-0.88%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
2013	0.40%	to	2.70%	2,411,352	25.40	to	21.64	57,488,287	0.00%	49.63%	to	46.18%
2012	0.40%	to	2.70%	2,006,569	16.97	to	14.80	32,340,952	0.00%	7.44%	to	4.95%
2011	0.40%	to	2.70%	2,029,850	15.80	to	14.11	30,844,147	0.00%	-4.98%	to	-7.17%
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2014			1.10%	631			11.53	7,278	0.35%			3.31%
2013			1.10%	684			11.17	7,637	0.72%			13.49%
2012			1.10%	753			9.84	7,408	0.87%			12.74%
2011			1.10%	951			8.73	8,299	0.67%			-8.28%
Advantage VT Total Return Bond Fund - Class 2 (WFVTRB)
2015	1.15%	to	1.25%	21,348	14.46	to	14.30	305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
2013	1.15%	to	1.25%	21,348	14.00	to	13.87	296,394	1.25%	-3.55%	to	-3.65%
2012	1.15%	to	1.25%	21,348	14.52	to	14.40	307,599	1.44%	4.87%	to	4.77%
2011	1.15%	to	1.25%	21,348	13.84	to	13.74	293,570	2.67%	7.07%	to	6.96%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
2013	1.15%	to	1.75%	2,784	19.39	to	18.99	53,355	0.13%	38.27%	to	37.43%
2012	1.15%	to	1.75%	3,493	14.03	to	13.82	48,543	0.00%	19.00%	to	18.28%
2011	1.40%	to	2.20%	4,361	11.74	to	11.60	51,038	0.00%	-6.86%	to	-7.62%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.80%	to	1.40%	1,979,986	30.83	to	28.90	57,749,512	1.38%	26.32%	to	25.56%
2012	0.80%	to	1.40%	2,245,911	24.41	to	23.02	52,131,298	2.12%	20.25%	to	19.53%
2011	0.80%	to	1.40%	2,572,768	20.30	to	19.26	49,919,305	1.30%	-9.00%	to	-9.55%
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.75%	to	2.65%	4,545,894	13.11	to	17.24	87,818,648	1.15%	26.05%	to	23.64%
2012	0.75%	to	2.80%	4,390,476	10.40	to	13.76	67,830,605	1.92%	20.05%	to	17.56%
2011	0.75%	to	2.55%	4,665,467	8.66	to	11.94	60,579,285	1.03%	-9.18%	to	-10.82%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75%	to	2.55%	921,943	10.22	to	9.92	10,932,894	0.00%	-9.49%	to	-11.13%
VA International Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
2013	0.40%	to	2.65%	1,179,976	12.65	to	11.77	14,418,065	1.70%	22.41%	to	19.65%
2012	0.40%	to	2.50%	917,015	10.33	to	9.87	9,259,820	1.50%	13.58%	to	11.18%
2011	0.40%	to	2.35%	672,762	9.10	to	8.89	6,042,943	2.60%	-11.91%	to	-13.63%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65%	to	2.80%	4,453,401	7.21	to	16.61	83,075,727	0.37%	-32.77%	to	-34.23%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.80%	to	2.65%	1,142,861	11.79	to	15.15	19,109,102	1.93%	-1.76%	to	-3.60%
2012	0.80%	to	2.65%	1,605,393	12.00	to	15.71	27,445,545	1.42%	12.25%	to	10.15%
2011	0.80%	to	2.65%	1,718,984	10.69	to	14.27	26,345,988	0.99%	-16.53%	to	-18.09%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.80%	to	2.95%	3,996,862	13.70	to	15.49	70,947,400	2.40%	22.00%	to	19.35%
2012	0.80%	to	3.30%	4,857,387	11.23	to	12.58	71,028,710	2.99%	17.35%	to	14.39%
2011	0.80%	to	3.30%	5,613,198	9.57	to	10.99	70,423,411	1.69%	-11.39%	to	-13.62%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65%	to	2.65%	7,038,230	16.04	to	16.40	127,456,544	4.76%	0.98%	to	-1.06%
2012	0.65%	to	2.65%	6,702,502	15.88	to	16.58	121,596,625	6.32%	14.31%	to	12.01%
2011	0.65%	to	2.65%	6,648,136	13.89	to	14.80	106,571,620	5.61%	-1.47%	to	-3.45%
Investors Growth Stock Series - Service Class (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
2013	0.95%	to	2.55%	379,071	19.19	to	19.57	8,313,066	0.41%	28.82%	to	26.74%
2012	0.95%	to	2.80%	480,417	14.89	to	13.71	8,220,030	0.22%	15.57%	to	13.41%
2011	0.95%	to	2.80%	638,301	12.89	to	12.09	9,464,140	0.25%	-0.58%	to	-2.43%
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15%	to	2.20%	293,739	11.34	to	10.46	3,311,354	1.57%	-6.59%	to	-7.58%
VIP High Income Portfolio - Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%
2013	0.80%	to	1.40%	1,373,290	14.53	to	13.96	19,261,214	5.26%	5.12%	to	4.48%
2012	0.80%	to	1.40%	1,901,222	13.83	to	13.36	25,500,923	6.07%	13.38%	to	12.70%
2011	0.80%	to	1.40%	1,853,305	12.19	to	11.85	22,040,608	6.79%	3.22%	to	2.59%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	to	2.75%	5,499,724	$14.54	to	$14.30	$87,655,891	6.26%	6.14%	to	4.00%
2012	0.75%	to	2.80%	6,661,716	13.70	to	13.69	101,010,556	8.06%	13.85%	to	11.49%
2011	0.75%	to	2.80%	7,233,930	12.03	to	12.28	97,191,051	7.75%	3.03%	to	0.91%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.80%	to	1.40%	656,098	26.65	to	24.83	16,463,567	1.06%	-0.05%	to	-0.66%
2012	0.80%	to	1.40%	878,960	26.67	to	25.00	22,181,145	0.46%	16.30%	to	15.59%
2011	0.80%	to	1.40%	1,075,051	22.93	to	21.63	23,447,431	0.66%	-23.01%	to	-23.48%
NVIT Emerging Markets Fund - Class VI (obsolete) (GEM6)
2013	0.75%	to	2.80%	2,953,153	7.07	to	17.17	56,177,769	0.97%	-0.31%	to	-2.37%
2012	0.75%	to	2.80%	2,705,132	7.09	to	17.58	52,295,751	0.26%	16.04%	to	13.64%
2011	0.75%	to	2.80%	2,598,477	6.11	to	15.47	43,888,708	0.45%	-23.17%	to	-24.76%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.80%	to	1.40%	1,095,402	23.66	to	22.04	24,342,382	0.52%	16.87%	to	16.16%
2012	0.80%	to	1.40%	1,277,738	20.24	to	18.98	24,424,151	0.82%	14.65%	to	13.96%
2011	0.80%	to	1.40%	1,510,544	17.66	to	16.65	25,320,360	1.23%	-10.48%	to	-11.03%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
2013	0.80%	to	1.40%	1,465,832	20.03	to	18.66	27,631,594	1.37%	29.41%	to	28.63%
2012	0.80%	to	1.40%	1,648,948	15.48	to	14.51	24,145,786	1.92%	19.75%	to	19.02%
2011	0.80%	to	1.40%	1,866,140	12.92	to	12.19	22,938,366	1.29%	-17.81%	to	-18.30%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
2013	0.40%	to	2.80%	5,200,723	10.41	to	14.32	83,385,210	1.27%	29.63%	to	26.51%
2012	0.40%	to	2.95%	4,917,966	8.03	to	11.17	61,701,939	1.76%	19.97%	to	16.89%
2011	0.40%	to	2.95%	4,998,098	6.70	to	9.56	53,042,961	1.30%	-17.72%	to	-19.82%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80%	to	2.95%	490,830	7.80	to	9.58	5,707,367	0.00%	-8.85%	to	-10.82%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80%	to	2.95%	1,414,528	8.85	to	13.36	22,791,109	0.00%	-8.11%	to	-10.10%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.80%	to	1.40%	399,375	15.18	to	14.49	5,818,090	8.13%	7.28%	to	6.63%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.80%	to	1.40%	551,256	21.46	to	20.49	11,367,873	1.24%	-26.35%	to	-26.79%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75%	to	2.80%	3,469,671	9.84	to	9.50	54,489,679	1.02%	-17.02%	to	-18.74%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.80%	to	1.40%	3,088,532	11.63	to	11.23	34,837,398	1.22%	20.37%	to	19.64%
2012	0.80%	to	1.40%	3,566,046	9.66	to	9.39	33,593,312	0.58%	14.85%	to	14.15%
2011	0.80%	to	1.40%	4,100,818	8.41	to	8.22	33,815,868	1.26%	-10.09%	to	-10.63%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.80%	to	1.40%	284,346	19.20	to	17.99	5,155,407	2.21%	20.45%	to	19.72%
2012	0.80%	to	1.40%	334,802	15.94	to	15.03	5,067,035	0.37%	16.30%	to	15.59%
2011	0.80%	to	1.40%	415,870	13.70	to	13.00	5,441,335	1.76%	-16.78%	to	-17.29%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.40%	to	2.80%	5,533,991	8.79	to	10.76	66,931,305	2.32%	20.61%	to	17.71%
2012	0.40%	to	3.30%	5,926,599	7.29	to	8.74	60,197,485	0.16%	16.48%	to	13.08%
2011	0.40%	to	3.30%	5,935,093	6.25	to	7.73	52,384,680	1.81%	-16.73%	to	-19.16%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80%	to	1.40%	175,763	2.80	to	2.72	482,217	9.26%	-2.66%	to	-3.25%
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95%	to	2.75%	2,632,631	2.79	to	2.56	7,156,844	8.99%	-2.99%	to	-4.75%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80%	to	1.40%	7,881	3.03	to	2.93	23,296	12.77%	-3.12%	to	-3.70%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95%	to	2.35%	642,234			3.60	2,495,365	9.54%	-3.48%	to	-4.84%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2012			1.30%	5			60.41	302	0.00%			11.13%
2011			1.30%	5			54.36	272	0.00%			-1.51%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	$13.29	to	$17.89	$3,694,111	0.00%	2.64%	to	0.88%
2013	0.80%	to	2.80%	223,324	12.95	to	15.83	4,331,082	0.00%	44.67%	to	41.75%
2012	0.80%	to	2.80%	252,460	8.95	to	11.16	3,401,665	0.00%	7.95%	to	5.77%
2011	0.80%	to	2.80%	335,319	8.29	to	10.56	4,222,440	0.00%	-1.85%	to	-3.83%

2015	Reserves for annuity contracts in payout phase:							9,994,873
2015	Contract owners equity:							$45,303,722,763
2014	Reserves for annuity contracts in payout phase:							9,682,634
2014	Contract owners equity:							$45,160,288,424
2013	Reserves for annuity contracts in payout phase:							10,085,658
2013	Contract owners equity:							$41,548,378,750
2012	Reserves for annuity contracts in payout phase:							8,281,156
2012	Contract owners equity:							$33,972,994,748
2011	Reserves for annuity contracts in payout phase:							8,361,300
2011	Contract owners equity:							$29,793,903,432
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 23, 2016

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2015	2014	2013
Revenues
Policy charges	$2,216	$2,065	$1,849
Premiums	786	831	724
Net investment income	1,982	1,900	1,849
Net realized investment gains (losses), including other-than-temporary impairment losses	82	(1,078)	678
Other revenues	14	11	17

Total revenues	$5,080	$3,729	$5,117

Benefits and expenses
Interest credited to policyholder account values	$1,078	$1,096	$1,067
Benefits and claims	1,662	1,502	1,354
Amortization of deferred policy acquisition costs	68	207	374
Other expenses, net of deferrals	1,044	1,055	981

Total benefits and expenses	$3,852	$3,860	$3,776

Income (loss) before federal income taxes and noncontrolling interests	$1,228	$(131)	$1,341
Federal income tax expense (benefit)	293	(147)	313

Net income	$935	$16	$1,028
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Net income attributable to Nationwide Life Insurance Company	$1,031	$110	$1,110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2015	2014	2013
Net income	$935	$16	$1,028

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(720)	$435	$(663)
Other	43	27	(7)

Total other comprehensive (loss) income, net of tax	$(677)	$462	$(670)

Total comprehensive income	$258	$478	$358
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Total comprehensive income attributable to Nationwide Life Insurance Company	$354	$572	$440

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2015	2014
Assets
Investments:
Fixed maturity securities, available-for-sale	$37,570	$35,418
Mortgage loans, net of allowance	8,396	7,270
Policy loans	993	992
Short-term investments	766	935
Other investments	943	822

Total investments	$48,668	$45,437
Cash and cash equivalents	67	77
Accrued investment income	477	670
Deferred policy acquisition costs	5,200	4,063
Goodwill	200	200
Other assets	2,328	5,001
Separate account assets	87,238	88,076

Total assets	$144,178	$143,524

Liabilities and equity
Liabilities
Future policy benefits and claims	$45,397	$40,730
Short-term debt	400	660
Long-term debt	707	709
Other liabilities	2,042	5,313
Separate account liabilities	87,238	88,076

Total liabilities	$135,784	$135,488

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	5,661	4,630
Accumulated other comprehensive income	367	1,044

Total shareholder’s equity	$7,750	$7,396
Noncontrolling interests	644	640

Total equity	$8,394	$8,036

Total liabilities and equity	$144,178	$143,524

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,110	$—	$1,110	$(82)	$1,028
Other comprehensive income	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive loss	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive loss	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2015	2014	2013
Cash flows from operating activities
Net income	$935	$16	$1,028
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(82)	1,078	(678)
Interest credited to policyholder account values	1,078	1,096	1,067
Capitalization of deferred policy acquisition costs	(870)	(685)	(604)
Amortization of deferred policy acquisition costs	68	207	374
Amortization and depreciation	107	128	77
Deferred tax expense (benefit)	217	(152)	346
Changes in:
Policy liabilities	(249)	(421)	(475)
Derivatives, net	(141)	(181)	(483)
Other, net	(280)	(59)	88

Net cash provided by operating activities	$783	$1,027	$740

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,828	$2,798	$3,689
Proceeds from sales of available-for-sale securities	466	647	1,091
Purchases of available-for-sale securities	(7,106)	(5,640)	(6,842)
Proceeds from repayments and sales of mortgage loans	1,027	920	1,091
Issuances of mortgage loans	(2,155)	(1,837)	(1,593)
Net sales (purchases) of short-term investments	169	(524)	654
Collateral received (paid), net	48	399	(637)
Other, net	(136)	(94)	42

Net cash used in investing activities	$(4,859)	$(3,331)	$(2,505)

Cash flows from financing activities
Net change in short-term debt	$(260)	$382	$(22)
Proceeds from issuance of long-term debt	—	—	2
Repayments of long-term debt	(2)	—	(299)
Investment and universal life insurance product deposits	8,224	6,037	6,139
Investment and universal life insurance product withdrawals	(3,884)	(4,095)	(4,034)
Other, net	(12)	(4)	(22)

Net cash provided by financing activities	$4,066	$2,320	$1,764

Net (decrease) increase in cash and cash equivalents	$(10)	$16	$(1)
Cash and cash equivalents at beginning of year	77	61	62

Cash and cash equivalents at end of year	$67	$77	$61

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, banking products and services, mutual funds and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2015 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

Eagle is an Ohio domiciled special purpose financial captive insurance company, and a member of the Nationwide group of companies, which is comprised of NMIC and all of its subsidiaries and affiliates. Eagle is a wholly-owned subsidiary of NLIC. Eagle commenced operations effective October 1, 2015, following surplus contributions of $50 million by NLIC for the purpose of assuming net of third party reinsurance, 100% of NLIC’s liability with respect to specified guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. The base annuity contracts and any non-reinsured risks will be retained by NLIC.

As of December 31, 2015 and 2014, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts expected to net settle, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers guarantees which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated from, and valued apart from, the host variable annuity contracts.

Guarantees on variable annuity and fixed annuity products accounted for as insurance liabilities primarily include GMDB and certain GLWB. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain guaranteed minimum accumulation benefits (“GMAB”) and the GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2015 and 2014 was $2.3 billion and $1.8 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $46 million and $35 million of FHLB stock as of December 31, 2015 and 2014, respectively.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2015 and 2014, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% and 87% as of December 31, 2015 and 2014, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities, consisting primarily of private placement corporate bonds, are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2015 and December 31, 2014, the fair value of the securities received as collateral and recorded off balance sheet is $167 million and $0, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2015 and 2014, the fair value of loaned securities was $389 million and $254 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government, agencies and obligations of states and political subdivisions securities for other-than-temporary impairment by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments, which could be significant.

The Company invests in fixed maturity securities that could qualify as variable interest entities (“VIEs”), including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment, hotel and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity, purchased tax credit funds and partnerships accounted for under the equity method, trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds investments in limited partnerships and similar entities including private equity funds, tax credit funds and real estate related funds. The Company applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $315 million and $123 million as of December 31, 2015 and 2014, respectively. The carrying value of these investments was $199 million and $141 million as of December 31, 2015 and 2014, respectively.

The Company has sold $1.4 billion and $1.3 billion in Tax Credit Funds to unrelated third parties as of December 31, 2015 and 2014, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2031. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $720 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the Tax Credit Funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $644 million and $640 million as of December 31, 2015 and 2014, respectively, and are included within the balance sheet primarily as other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015, and other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2015 annual impairment test and determined that no impairment was required. As of December 31, 2015 and 2014, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Effective January 1, 2015, the Company is included in the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2015 (4% in 2014 and 2013) and 35% of the number of life insurance policies in force in 2015 (37% in 2014 and 38% in 2013). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 23, 2016, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2015, the Company adopted ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

On January 1, 2015, the Company adopted ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2015-02, which amends existing guidance in ASC 810, Consolidation. The amended guidance changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2015, the FASB issued ASU 2015-01, which amends existing guidance in ASC 225, Income Statement. The amended guidance eliminates the concept of extraordinary items. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In April 2015, the FASB issued ASU 2015-03, which amends existing guidance in ASC 835, Interest. The amended guidance presents debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In May 2015, the FASB issued ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as fair value within the fair value hierarchy. The Company will adopt the ASU for annual periods beginning January 1, 2016. The adoption of this guidance will result in changes to disclosures only.

In May 2015, the FASB issued ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In August 2015, the FASB issued ASU 2015-14, which amends ASC 606, Revenue from Contracts from Customers. The amended guidance defers the effective date of ASU 2014-09 for all entities by one year. The Company does not expect the adoption of this guidance to have any impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for interim and annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through separate accounts. The Company provides four primary guarantee types: (1) GMDB, (2) GLWB, (3) GMAB and (4) guaranteed minimum income benefits (“GMIB”).

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2015				December 31, 2014
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$885	$24,452	$208	66	$872	$23,079	$21	65
Minimum return or anniversary contract value	1,817	31,511	1,133	70	1,918	33,662	292	69

Total contracts with GMDB	$2,702	$55,963	$1,341	68	$2,790	$56,741	$313	68

GLWB Minimum return or anniversary contract value[3]	$141	$32,187	$142	67	$135	$31,406	$195	66
GMAB Return of net deposits[3]	$19	$496	$2	66	$43	$1,177	$—	67
GMIB Minimum return or anniversary contract value	$46	$380	$1	67	$45	$451	$1	66

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.
3	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
GMDB	$148	$76
GLWB[1]	$180	$185
GMAB[1]	$—	$(8)
GMIB	$2	$1

1	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumption for participant benefit utilization of the net settlement option within the GLWB. The Company changed its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to benefits and claims of $164 million and lower amortization of deferred policy acquisition costs of $28 million.

Paid claims for GMDBs were $20 million and $11 million for the years ended December 31, 2015 and 2014, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2015 and 2014.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Mutual funds:
Bond	$5,371	$5,280
Domestic equity	46,469	47,316
International equity	3,001	2,969

Total mutual funds	$54,841	$55,565
Money market funds	1,122	1,176

Total[1]	$55,963	$56,741

1	Excludes $31.3 billion as of December 31, 2015 and 2014 of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed annuity products with GMDB and GLWB. As of December 31, 2015 and 2014, the general account value for contracts with GMDB was $2.7 billion and $351 million, respectively, which includes $1.4 billion and $185 million, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk and reserve balances on these guarantees were immaterial as of December 31, 2015 and 2014. Paid claims for GMDB were immaterial for the years ended December 31, 2015 and 2014. There were no paid claims for GLWB during the years ended December 31, 2015 and 2014.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $548 million and $401 million as of December 31, 2015 and 2014, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2015 and 2014.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2015	$2,473	$2,053	$48,140	51
December 31, 2014	$1,954	$2,191	$41,484	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$4,063	$3,778	$3,249
Capitalization of DAC	870	685	604
Amortization of DAC, excluding unlocks	(326)	(397)	(373)
Amortization of DAC related to unlocks	258	190	(1)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	335	(193)	299

Balance at end of year	$5,200	$4,063	$3,778

During 2015, the Company recognized a decrease in DAC amortization of $258 million as a result of the annual comprehensive review of model assumptions and enhancements. The impact was primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2015. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$977	$982
Due after one year through five years	10,512	10,861
Due after five years through ten years	9,302	9,295
Due after ten years	9,945	10,091

Subtotal	$30,736	$31,229
Residential mortgage-backed securities	3,036	3,146
Commercial mortgage-backed securities	1,539	1,565
Asset-backed securities	1,685	1,630

Total fixed maturity securities	$36,996	$37,570

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$588	$2,235
Adjustment to DAC and other expense	(33)	(372)
Adjustment to future policy benefits and claims	(16)	(159)
Adjustment to policyholder dividend obligations	(67)	(120)
Deferred federal income tax expense	(156)	(548)

Net unrealized gains on available-for-sale securities	$316	$1,036

1	Includes net unrealized losses of $20 million and $9 million as of December 31, 2015 and 2014, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2015	2014
Balance at beginning of year	$1,036	$601
Unrealized gains and losses arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,662)	939
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(11)	31
Net adjustment to DAC and other expense	339	(196)
Net adjustment to future policy benefits and claims	143	(70)
Net adjustment to policyholder dividend obligations	53	(35)
Related federal income tax benefit (expense)	401	(234)

Unrealized (losses) gains on available-for-sale securities	$(737)	$435
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($9 and $0 as of
December 31, 2015 and 2014, respectively)	(17)	—

Net unrealized (losses) gains on available-for-sale securities	$(720)	$435

Balance at end of year	$316	$1,036

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Asset-backed securities	654	7	756	67	74
Other	1,271	23	504	41	64

Total[2]	$11,737	$541	$2,653	$464	$1,005

December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Corporate private securities	589	27	256	7	34
Asset-backed securities	662	5	493	67	72
Other	268	2	688	47	49

Total[2]	$3,161	$97	$3,015	$178	$275

1	As of December 31, 2015 and 2014, there were $448 million and $66 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 1,059 and 541 available-for-sale securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary-impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Amortized cost:
Loans with non-specific reserves	$8,403	$7,279
Loans with specific reserves	19	17

Total amortized cost	$8,422	$7,296

Valuation allowance:
Non-specific reserves	$23	$21
Specific reserves	3	5

Total valuation allowance	$26	$26

Mortgage loans, net of allowance	$8,396	$7,270

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$26	$35	$44
Current period provision[1]	2	(8)	(4)
Recoveries[2]	(2)	(1)	(5)

Balance at end of year	$26	$26	$35

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Interest income recognized on commercial mortgage loans with a specific reserve was $2 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively. The average recorded investment was $14 million, $16 million and $30 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015 and 2014, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[2]	$8,392	$30	$8,422	$8,323	$99	$8,422

December 31, 2014
Apartment	$2,267	$17	$2,284	$2,278	$6	$2,284
Industrial	1,165	35	1,200	1,137	63	1,200
Office	1,020	20	1,040	994	46	1,040
Retail	2,570	11	2,581	2,549	32	2,581
Other	191	—	191	191	—	191

Total[3]	$7,213	$83	$7,296	$7,149	$147	$7,296

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.
3	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.94 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 90%, with a total weighted average LTV ratio of 60%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2015 and 2014. Additionally, available-for-sale securities with a carrying value of $538 million and $683 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2015 and 2014, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Fixed maturity securities, available-for-sale	$1,646	$1,575	$1,565
Mortgage loans	390	362	348
Alternative Investments	(56)	(32)	(68)
Policy loans	51	51	52
Other	12	3	11

Gross investment income	$2,043	$1,959	$1,908
Investment expenses	61	59	59

Net investment income	$1,982	$1,900	$1,849

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Net realized derivative gains (losses)	$120	$(1,087)	$705
Realized gains on sales	11	31	32
Realized losses on sales	(37)	(19)	(54)
Other	(11)	2	—

Net realized investment gains (losses) before other-than-temporary-impairments on fixed maturity securities	$83	$(1,073)	$683
Other-than-temporary-impairments on fixed maturity securities[1]	(1)	(5)	(5)

Net realized investment gains (losses), including other-than-temporary-impairments	$82	$(1,078)	$678

1	Other-than-temporary impairments on fixed maturity securities are net $2 million, $1 million and $6 million of non-credit losses included in other comprehensive income for the years ended December 31, 2015, 2014 and 2013, respectively.

Proceeds from the sale of available-for-sale securities were $466 million, $647 million and $1.1 billion during the years ended December 31, 2015, 2014 and 2013, respectively. Gross gains of $11 million, $17 million and $31 million and gross losses of $36 million, $10 million and $50 million were realized on sales of available-for-sale securities during the years ended December 31, 2015, 2014 and 2013, respectively.

The following table summarizes the cumulative credits losses, for the years ended:

(in millions)	December 31,
	2015	2014	2013
Cumulative credit losses at beginning of year[1]	$(254)	$(272)	$(289)
New credit losses	(1)	(2)	(3)
Incremental credit losses	—	(4)	(3)
Losses related to securities included in the beginning balance sold or paid down during the period	31	24	23

Cumulative credit losses at end of year[1]	$(224)	$(254)	$(272)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2015 and 2014, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[2]	$570	$9,006	$106	$1,150

December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps and other derivative contracts	—	—	44	2,810

Total derivatives[2]	$3,042	$39,200	$2,664	$35,742

1	The decreases in the fair value and notional amounts of interest rate contracts are primarily a result of revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4.
2	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 and $11 million, respectively, for the year ended December 31, 2015. Fair value balance excludes accrued interest on derivative assets and liabilities of $243 million and $244 million, respectively, for the year ended December 31, 2014.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Of the $570 million and $3.0 billion of fair value of total derivative assets at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company received $374 million and $535 million of cash collateral and held $99 million and $64 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014. Of the $106 million and $2.7 billion of fair value of total derivative liabilities at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company posted $92 million and $330 million of cash collateral and pledged securities with a fair value of $64 million and $174 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Derivatives designated and qualifying as hedging instruments	$—	$—	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(141)	$142	$(209)
Equity contracts	(257)	(79)	(776)
Total return swaps	(44)	(195)	(321)
Other derivative contracts	(6)	4	(9)
Net interest settlements	32	20	14

Total derivative losses[1]	$(416)	$(108)	$(1,302)
Change in embedded derivative liabilities and related fees[2]	$536	$(979)	$2,007

Net realized derivative gains (losses)	$120	$(1,087)	$705

1	Included in total derivative losses are economic hedging (losses) gains of $(402) million, $941 million and $(1.8) billion related to the guaranteed benefit annuity programs for the years ended December 31, 2015, 2014 and 2013, respectively. Also included are economic hedging gains (losses) of $52 million, $(1.0) billion and $645 million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	During 2015, the annual comprehensive review of model assumptions for the individual variable annuity business produced a favorable impact of $187 million for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. During 2014 and 2013, the annual comprehensive review of model assumptions for the individual variable annuity business included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value[1]	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets	83,466	1,323	2,449	87,238

Assets at fair value	$85,044	$37,028	$4,159	$126,231

Liabilities
Future policy benefits and claims	$—	$—	$(65)	$(65)
Derivative instruments - liabilities	—	(100)	(6)	(106)

Liabilities at fair value	$—	$(100)	$(71)	$(171)

1	Other investments at fair value includes $66 million of trading securities as of December 31, 2015.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)
Net (losses) gains
In operations[1]	(6)	—	(46)	18	(34)	313
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	325	572	(144)
Sales	(162)	—	(24)	—	(186)	24
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$2,449	$4,159	$(71)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to certain corporate private securities priced using unobservable inputs to priced using observable inputs. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0.1% - 8%[2]
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs[3]
Efficiency of benefit utilization[1]	60% - 100%
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% -10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2015 and 2014.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims at fair value	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held as of the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2014.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2015				December 31, 2014
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$8,396	$8,462	$—	$8,462	$7,270	$7,616	$—	$7,616
Policy loans	$993	$993	$—	$993	$992	$992	$—	$992
Other investments	$71	$71	$—	$71	$60	$60	$—	$60

Liabilities
Investment contracts	$27,301	$25,822	$—	$25,822	$23,470	$21,742	$—	$21,742
Short-term debt	$400	$400	$—	$400	$660	$660	$—	$660
Long-term debt	$707	$941	$934	$7	$709	$1,069	$1,060	$9

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Liabilities:
Future policyholder benefits	$1,637	$1,669
Policyholder funds and accumulated dividends	138	139
Policyholder dividends payable	21	22
Policyholder dividend obligation	99	152
Other policy obligations and liabilities	35	33

Total liabilities	$1,930	$2,015

Assets:
Fixed maturity securities, available-for-sale	$1,316	$1,336
Mortgage loans, net of allowance	235	272
Policy loans	146	149
Other assets	71	86

Total assets	$1,768	$1,843

Excess of reported liabilities over assets	162	172

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(53)	$35
Adjustment to policyholder dividend obligation	53	(35)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$162	$172

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,316	$1,336
Amortized cost	1,249	1,216
Shadow policyholder dividend obligation	(67)	(120)

Net unrealized appreciation	$—	$—

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2015	2014	2013
Revenues:
Premiums	$58	$61	$66
Net investment income	87	93	94
Realized investment gains	1	1	—
Realized losses credited to policyholder benefit obligation	(5)	(5)	(4)

Total revenues	$141	$150	$156

Benefits and expenses:
Policy and contract benefits	$122	$124	$123
Change in future policyholder benefits and interest credited to policyholder accounts	(33)	(34)	(29)
Policyholder dividends	40	43	44
Change in policyholder dividend obligation	(4)	(1)	3
Other expenses	1	2	(2)

Total benefits and expenses	$126	$134	$139

Total revenues, net of benefits and expenses, before federal income tax expense	$15	$16	$17
Federal income tax expense	5	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$10	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$172	$182	$193
Change during period	(10)	(10)	(11)

End of period	$162	$172	$182

Cumulative closed block earnings from inception through December 31, 2015, 2014 and 2013 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $32 million and $28 million as of December 31, 2015, 2014 and 2013, respectively.

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2015	2014
$750 million commercial paper program (0.45% and 0.00%, respectively)[1]	$400	$—
$600 million commercial paper program (0.00% and 0.20%, respectively)[1]	—	264
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)	—	396

Total short-term debt	$400	$660

1	On December 4, 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

In March 2015, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 25, 2016, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.7 billion and $8.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2015 and 2014, respectively. Additionally, in connection with the agreement, NLIC purchased $10 million in capital stock with the FHLB.

On April 2, 2015, Nationwide Mutual Insurance Company (“NMIC”) and NLIC replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2015 and 2014.

The amount of interest paid on short-term debt was immaterial in 2015, 2014 and 2013.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2015	2014
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	9

Total long-term debt	$707	$709

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2015, 2014 and 2013. Payments of interest and principal under the notes require the prior approval of the ODI.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2015	2014	2013
Current tax expense (benefit)	$76	$5	$(33)
Deferred tax expense (benefit)	217	(152)	346

Total tax expense (benefit)	$293	$(147)	$313

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2015		2014		2013
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$430	35%	$(46)	35%	$469	35%
Dividends received deduction	(118)	(10)%	(87)	66%	(112)	(8)%
Tax credits	(63)	(5)%	(53)	41%	(82)	(6)%
Other, net	44	4%	39	(30)%	38	2%

Total	$293	24%	$(147)	112%	$313	23%

The Company’s current federal income tax liability was $61 million and $18 million as of December 31, 2015 and 2014, respectively.

The Company made $33 million and immaterial payments for the years ended December 31, 2015 and 2014, respectively, and received a refund of $107 million for the year ended 2013.

During 2015 and 2014, the Company recorded a tax (benefit) expense of $(1) million and $16 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2015, the Company had gross federal net operating loss carryforwards of $248 million, which expire in 2028. In addition, the Company had $218 million in low-income-housing credit carryforwards, which expire between 2024 and 2035, and $197 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $68 million in foreign tax credit carryforwards which expire between 2019 and 2025. The Company expects to fully utilize all carryforwards.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2015	2014[1]
Deferred tax assets
Future policy benefits and claims	$825	$839
Tax credit carryforwards	483	355
Derivatives, including embedded derivatives	120	147
Other	411	439

Gross deferred tax assets	$1,839	$1,780
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,822	$1,763

Deferred tax liabilities
Deferred policy acquisition costs	$1,502	$1,113
Available-for-sale securities	315	839
Other	249	209

Gross deferred tax liabilities	$2,066	$2,161

Net deferred tax liability	$244	$398

1	Prior year amounts primarily related to certain annuity and life insurance balances have been reclassified between future policy benefits, available-for-sale securities, derivatives, other assets and other liabilities to conform with current year presentation.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2015	2014	2013
Balance at beginning of period	$38	$36	$36
Additions for current year tax positions	1	3	2
Reductions for prior years tax positions	(3)	(1)	(2)

Balance at end of period	$36	$38	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 through 2012. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million and $66 million as of December 31, 2015 and 2014, respectively, which also allowed NLIC to admit additional deferred tax assets of $8 million and $10 million as of December 31, 2015 and 2014, respectively.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $64 million as of December 31, 2015 and also reduced NLIC’s admitted deferred tax assets by $10 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2015	2014	2013
Statutory net income (loss)
NLIC	$167	$341	$262
NLAIC	$(99)	$(122)	$(103)

Statutory capital and surplus
NLIC	$4,567	$4,408	$3,550
NLAIC	$735	$691	$534

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2015, 2014 and 2013 NLIC did not pay any dividends to NFS. As of January 1, 2016, NLIC has the ability to pay dividends to NFS totaling $457 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2015, 2014 and 2013, the Company was allocated costs from NMIC and NSC totaling $289 million, $275 million and $277 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2015 and 2014. Total revenues from these contracts were $129 million, $131 million and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $106 million for the year ended December 31, 2015 and $109 million for the years ended December 31, 2014 and 2013.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $18 million for the year ended December 31, 2015 and $16 million for the years ended December 31, 2014 and 2013.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC for the years ended December 31, 2015, 2014 and 2013 were $209 million, $208 million and $179 million, respectively, while benefits, claims and expenses ceded during these years were $207 million, $217 million and $178 million, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2015 and 2014, customer allocations to NFG funds totaled $59.1 billion and $58.1 billion, respectively. For the years ended December 31, 2015, 2014 and 2013, NFG paid the Company $196 million, $185 million and $163 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $501 million and $636 million as of December 31, 2015 and 2014, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $63 million, $57 million and $54 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company provides financing to subsidiaries Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2015 and 2014, the Company had notes receivable outstanding of $238 million and $142 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014 plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2015	2014	2013
Premiums
Direct	$1,144	$1,178	$1,015
Assumed from other companies	—	—	—
Ceded to other companies	(358)	(347)	(291)

Net	$786	$831	$724

Life, accident and health insurance in force
Direct	$260,465	$241,936	$228,095
Assumed from other companies	5	5	6
Ceded to other companies	(60,976)	(59,588)	(58,310)

Net	$199,494	$182,353	$169,791

Amounts recoverable under reinsurance contracts totaled $647 million, $704 million and $675 million as of December 31, 2015, 2014 and 2013, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	111	846	—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	494	236	20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	199	306	(135)	$1,228

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	56
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	(74)
Less: net loss attributable to noncontrolling interest	—	—	—	96

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2015 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$343	$402	$402
Obligations of states, political subdivisions and foreign governments	2,136	2,367	2,367
Public utilities	3,411	3,495	3,495
All other corporate, mortgage-backed and asset-backed securities	31,106	31,306	31,306

Total fixed maturity securities, available-for-sale	$36,996	$37,570	$37,570
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$7	$17	$17
Nonredeemable preferred stocks	—	4	4

Total equity securities, available-for-sale	$7	$21	$21
Trading assets	72	67	67
Mortgage loans, net of allowance	8,422		8,396	[1]
Policy loans	993		993
Other investments	855		855
Short-term investments	766		766

Total investments	$48,111		$48,668

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2015
IPS - Annuity	$591	$1,257	$13	334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791
Premiums:
Life insurance[1]	$783	$(59)	$—	$724
Accident and health insurance	232	(232)	—	—

Total	$1,015	$(291)	$—	$724

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014 and 2013 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$(5)	$35

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2015.
Statement of Operations for the year ended December 31, 2015.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2015 and 2014.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.
Consolidated Balance Sheets as of December 31, 2015 and 2014.
Consolidated Statements of Equity as of December 31, 2015, 2014 and 2013.
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
(a)	Form of Beneficiary Protector II Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-103093) and hereby incorporated by reference.
(b)	Form of Spousal Protection Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-103093) and hereby incorporated by reference.
(c)	Form of One-Month Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-103093) and hereby incorporated by reference.
(d)	Form of Combination Enhanced Death Benefit Option III – Filed previously on February 1, 2016 with Post-Effective Amendment No. 35 to the registration statement (File No. 333-103093) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.

(a)	Amended and Restated Articles of Incorporation for Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009, filed previously on January 4, 2010, with Form N-4 (File No. 333-164125), and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements –
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(10)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(11)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(12)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(13)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(14)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(15)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended under document "blackrockfpa.htm".
(16)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(17)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation dated September 1, 1989, as amended, und document "vaneckfpa.htm".
(19)	Fund Participation Agreement with Waddell & Reed Service Company and Waddell & Reed, Inc. dated December 1, 2000, as amended, under document "waddellreedfpa.htm".
(20)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc. dated November 15, 2004. as amended, under document "wellsfargofpa.htm".
(21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC dated, dated December 31, 2002, as amended, as document "lordabbettfpa.htm"
The following Fund Participation Agreements were previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 26(h), and are hereby incorporated by reference.
(22)	Fund Participation Agreement with United Financial Securities and Huntington Asset Advisors dated August 13, 2010, as document "huntingtonfpa.htm".
The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".
(24)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm".
(25)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, as document "eatonvancefpa.htm".
(26)	Fund Participation Agreement with Lazard Retirement Series, Inc. and Lazard Asset Management Securities LLC, dated April 13, 2009, as document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(28)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm".

The following Fund Participation Agreement was previously filed on April 16, 2015, with Post-Effective Amendment No. 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(29)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Underlying Mutual Fund Service Fee Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104511) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Mark Howard
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President- NF Marketing	Jennifer B. MacKenzie
Senior Vice President-Marketing Services	Tiffanie Hiibner
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 17, 2016, was 1,944 and 4,296 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President and Treasurer	John A. Reese
Vice President-Tax	Daniel P. Eppley
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	David A. Connor
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 14, 2016.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 14, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact